As filed with the U.S. Securities and Exchange Commission on September 3, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09997

Baird Funds, Inc.
(Exact name of Registrant as specified in charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew D. Ketter

Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2021

Item 1. Reports to Stockholders.

Semi-Annual Report –
Baird Funds
June 30, 2021

Taxable Bond Funds
  Baird Ultra Short Bond Fund
  Baird Short-Term Bond Fund
  Baird Intermediate Bond Fund
  Baird Aggregate Bond Fund
  Baird Core Plus Bond Fund

Municipal Bond Funds
  Baird Short-Term Municipal Bond Fund
  Baird Strategic Municipal Bond Fund
  Baird Quality Intermediate Municipal Bond Fund
  Baird Core Intermediate Municipal Bond Fund
  Baird Municipal Bond Fund

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Table of Contents

Baird Ultra Short Bond Fund	1
Baird Short-Term Bond Fund	12
Baird Intermediate Bond Fund	24
Baird Aggregate Bond Fund	36
Baird Core Plus Bond Fund	59
Baird Short-Term Municipal Bond Fund	84
Baird Strategic Municipal Bond Fund	118
Baird Quality Intermediate Municipal Bond Fund	132
Baird Core Intermediate Municipal Bond Fund	150
Baird Municipal Bond Fund	176
Additional Information on Fund Expenses	185
Statements of Assets and Liabilities	186
Statements of Operations	188
Statements of Changes in Net Assets	190
Financial Highlights	195
Notes to the Financial Statements	205
Statement Regarding Liquidity Risk Management Program	216
Additional Information	217

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Baird Ultra Short Bond Fund
June 30, 2021 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$6,248,416,150

	SEC 30-Day Yield(3)
	Institutional Class (Subsidized)	0.56%
	Institutional Class (Unsubsidized)	0.41%
	Investor Class (Subsidized)	0.32%
	Investor Class (Unsubsidized)	0.17%

	Average Effective Duration	0.55 years

	Average Effective Maturity	0.59 years

	Annualized Expense Ratio(4)
	Gross
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Net
Sector Weightings(1)	Institutional Class	0.15%
	Investor Class	0.40%	(5)

	Portfolio Turnover Rate	41%	(6)

	Number of Holdings	459

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2021.
(4)
Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2021.  The Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of average daily net assets for the Fund, at least through April 30, 2022.  The agreement may only be terminated prior to the end of this term by or with the consent of the Board of Directors of Baird Funds, Inc.

(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Ultra Short Bond Fund
June 30, 2021 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Five	Since
For the Periods Ended June 30, 2021	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	0.18%	0.65%	2.00%	1.76%	1.50%
Investor Class Shares	0.06%	0.31%	1.84%	1.55%	1.28%
Bloomberg Barclays U.S. Short-Term Government/Corporate Index(2)	0.11%	0.25%	1.75%	1.47%	1.11%

(1)	For the period from December 31, 2013 (inception date) through June 30, 2021.
(2)
The Bloomberg Barclays U.S. Short-Term Government/Corporate Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities less than one year.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross and net expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds).  While these types of securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, business interruptions, growth concerns in the U.S. and overseas, and changed travel and social behaviors. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
2.000%, 11/15/2021	$248,400,000	$250,185,375
2.500%, 01/15/2022	62,200,000	63,016,375
2.500%, 02/15/2022	175,000,000	177,666,016
1.750%, 03/31/2022	310,000,000	313,875,000
1.750%, 04/30/2022	290,000,000	294,010,155
0.125%, 06/30/2022	200,000,000	200,046,876
Total U.S. Treasury Securities
(Cost $1,298,800,587)		1,298,799,797	20.8%
Other Government Related Security
Industrial Bank of Korea,
0.776%, 08/02/2021
(3 Month LIBOR USD + 0.600%)(1)(2)(3)	4,250,000	4,251,573
Total Other Government Related Security
(Cost $4,250,056)		4,251,573	0.1%
Corporate Bonds
Industrials
7-Eleven, Inc.,
0.612%, 08/10/2022
(3 Month LIBOR USD + 0.450%)(1)(2)(3)	7,000,000	7,003,143
AbbVie, Inc.:
2.150%, 11/19/2021	7,195,000	7,247,259
5.000%, 12/15/2021	20,828,000	21,028,498
3.450%, 03/15/2022	4,385,000	4,458,943
3.250%, 10/01/2022	4,425,000	4,549,591
2.900%, 11/06/2022	9,732,000	10,055,492
America Movil SAB de CV,
3.125%, 07/16/2022(1)	23,174,000	23,807,137
American Tower Corp.,
2.250%, 01/15/2022	6,715,000	6,784,438
Amgen, Inc.,
3.625%, 05/15/2022	5,000,000	5,090,422
Analog Devices, Inc.,
2.500%, 12/05/2021	2,000,000	2,015,429
ANR Pipeline Co.,
9.625%, 11/01/2021(1)	11,305,000	11,646,168
AT&T, Inc.:
1.134%, 07/15/2021
(3 Month LIBOR USD + 0.950%)(3)	3,000,000	3,001,050
3.000%, 06/30/2022	3,200,000	3,272,095
BAE Systems PLC,
4.750%, 10/11/2021(1)(2)	27,745,000	28,064,598
Bayer US Finance II LLC:
2.750%, 07/15/2021(1)(2)	1,184,000	1,184,930
2.200%, 07/15/2022(1)(2)	2,000,000	2,028,800
Bayer US Finance LLC,
3.000%, 10/08/2021(1)(2)	24,170,000	24,342,125
Becton Dickinson and Co.,
2.894%, 06/06/2022	42,380,000	43,312,181
BG Energy Capital PLC,
4.000%, 10/15/2021(1)(2)	7,940,000	8,022,438
Biogen, Inc.,
3.625%, 09/15/2022	1,870,000	1,942,810
Boeing Co.,
1.167%, 02/04/2023	20,000,000	20,082,908
Boston Scientific Corp.,
3.375%, 05/15/2022	5,269,000	5,409,647
Broadcom, Inc.,
3.000%, 01/15/2022	21,111,000	21,346,557
Bunge Limited Finance Corp.,
3.000%, 09/25/2022	1,100,000	1,129,822
Cabot Corp.,
3.700%, 07/15/2022	4,000,000	4,113,670
Campbell Soup Co.,
2.500%, 08/02/2022	1,842,000	1,882,587
Canadian Natural Resources Ltd.,
3.450%, 11/15/2021(1)	12,821,000	12,868,762
Cardinal Health, Inc.,
2.616%, 06/15/2022	6,856,000	6,993,392
Celanese US Holdings LLC,
4.625%, 11/15/2022	4,000,000	4,213,219
Cenovus Energy, Inc.,
3.950%, 04/15/2022(1)	12,080,000	12,296,344
Charter Communications Operating LLC,
4.464%, 07/23/2022	21,421,000	22,176,920
CNH Industrial Capital LLC:
3.875%, 10/15/2021(1)	32,345,000	32,647,439
4.375%, 04/05/2022(1)	11,047,000	11,363,976
Constellation Brands, Inc.,
2.700%, 05/09/2022	24,601,000	25,051,306
CVS Health Corp.,
3.500%, 07/20/2022	13,300,000	13,671,443
Daimler Finance North America LLC:
2.000%, 07/06/2021(1)(2)	5,000,000	5,001,000
2.200%, 10/30/2021(1)(2)	3,015,000	3,034,220
3.750%, 11/05/2021(1)(2)	6,629,000	6,705,401
2.850%, 01/06/2022(1)(2)	9,556,000	9,676,795
1.056%, 02/15/2022
(3 Month LIBOR USD + 0.900%)(1)(2)(3)	3,500,000	3,518,359
1.030%, 02/22/2022
(3 Month LIBOR USD + 0.880%)(1)(2)(3)	3,500,000	3,517,424
3.400%, 02/22/2022(1)(2)	9,594,000	9,785,983
Danone SA:
2.077%, 11/02/2021(1)(2)	4,184,000	4,203,256
3.000%, 06/15/2022(1)(2)	15,500,000	15,892,561
Dentsply Sirona,
4.125%, 08/15/2021	2,000,000	2,000,000
DR Horton, Inc.,
4.375%, 09/15/2022	3,250,000	3,368,541
Eastman Chemical Co.:
3.500%, 12/01/2021	10,945,000	11,087,595
3.600%, 08/15/2022	14,000,000	14,387,827
eBay, Inc.,
3.800%, 03/09/2022	6,851,000	6,992,446
El Paso Natural Gas Co. LLC,
8.625%, 01/15/2022	2,000,000	2,085,014
EMD Finance LLC,
2.950%, 03/19/2022(1)(2)	8,850,000	8,979,086
Enbridge, Inc.,
2.900%, 07/15/2022(1)	8,664,000	8,871,939
Encana Corp.,
3.900%, 11/15/2021	11,769,000	11,797,145
Energy Transfer LP,
4.650%, 02/15/2022	7,367,000	7,557,316
Energy Transfer Partners LP,
5.200%, 02/01/2022	3,500,000	3,553,942
Enterprise Products Operating LLC,
3.500%, 02/01/2022	37,850,000	38,574,704
Equifax, Inc.:
1.026%, 08/15/2021
(3 Month LIBOR USD + 0.870%)(3)	6,420,000	6,425,704
3.600%, 08/15/2021	2,859,000	2,870,366
ERAC USA Finance LLC,
2.600%, 12/01/2021(2)	9,325,000	9,395,853

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022(2)	$4,750,000	$4,865,995
FMC Corp.,
3.950%, 02/01/2022	10,080,000	10,194,701
Ford Motor Credit Co. LLC,
3.339%, 03/28/2022	750,000	761,025
Fresenius Medical Care US Finance II, Inc.,
5.875%, 01/31/2022(1)(2)	6,738,000	6,943,587
General Mills, Inc.,
2.600%, 10/12/2022	2,500,000	2,564,948
General Motors Co.,
1.028%, 09/10/2021
(3 Month LIBOR USD + 0.900%)(3)	1,500,000	1,501,998
General Motors Financial Co., Inc.:
4.375%, 09/25/2021	2,808,000	2,834,091
4.200%, 11/06/2021	8,096,000	8,202,033
3.450%, 01/14/2022	4,100,000	4,157,160
3.150%, 06/30/2022	12,075,000	12,364,306
3.550%, 07/08/2022	16,320,000	16,844,432
Genpact Luxembourg Sarl,
3.700%, 04/01/2022	30,598,000	31,182,680
Georgia-Pacific LLC,
3.163%, 11/15/2021(2)	3,670,000	3,691,553
Glencore Finance (Canada) Ltd.,
4.950%, 11/15/2021(1)(2)	36,299,000	36,892,997
Glencore Funding LLC,
3.000%, 10/27/2022(1)(2)	5,000,000	5,140,650
Grupo Bimbo SAB de CV,
4.500%, 01/25/2022(1)(2)	3,588,000	3,666,555
GTE Corp.,
8.750%, 11/01/2021	6,575,000	6,757,051
Halliburton Co.,
3.250%, 11/15/2021	2,121,000	2,128,320
Hewlett Packard Enterprise Co.:
3.500%, 10/05/2021	13,665,000	13,742,133
4.400%, 10/15/2022	17,057,000	17,798,551
Howard University,
2.638%, 10/01/2021	925,000	929,902
2.738%, 10/01/2022	1,045,000	1,070,077
HP, Inc.,
4.050%, 09/15/2022	3,000,000	3,130,536
Hutchison Whampoa International Ltd.,
4.625%, 01/13/2022(1)(2)	1,000,000	1,021,684
Hyundai Capital America:
3.750%, 07/08/2021(1)(2)	17,885,000	17,895,073
3.950%, 02/01/2022(1)(2)	12,191,000	12,431,928
3.100%, 04/05/2022(1)(2)	2,782,000	2,834,959
3.000%, 06/20/2022(1)(2)	3,008,000	3,076,799
3.250%, 09/20/2022(1)(2)	4,671,000	4,813,303
Hyundai Capital America, Inc.,
1.137%, 07/08/2021
(3 Month LIBOR USD + 0.940%)(1)(2)(3)	2,000,000	2,000,238
Kinder Morgan Energy Partners LP:
5.000%, 10/01/2021	18,391,000	18,391,000
4.150%, 03/01/2022	16,712,000	17,126,416
3.950%, 09/01/2022	8,337,000	8,603,312
Kraft Heinz Foods Co.,
3.500%, 06/06/2022	10,645,000	10,931,244
Kroger Co.:
3.400%, 04/15/2022	4,800,000	4,881,135
2.800%, 08/01/2022	3,000,000	3,072,422
Leggett & Platt, Inc.,
3.400%, 08/15/2022	5,375,000	5,500,063
Lennar Corp.,
4.125%, 01/15/2022	13,987,000	14,126,870
Marriott International, Inc.:
2.300%, 01/15/2022	5,837,000	5,878,532
2.125%, 10/03/2022	7,716,000	7,825,727
Martin Marietta Materials, Inc.,
0.650%, 07/15/2023(8)	10,000,000	10,022,589
Midwest Connector Capital Co. LLC,
3.625%, 04/01/2022(2)	15,000,000	15,253,203
Molson Coors Beverage Co.:
2.100%, 07/15/2021	18,135,000	18,147,149
3.500%, 05/01/2022	11,725,000	12,033,400
Mosaic Co.:
3.750%, 11/15/2021	7,810,000	7,841,609
3.250%, 11/15/2022	2,000,000	2,070,358
Nissan Motor Acceptance Corp.:
1.900%, 09/14/2021(1)(2)	1,250,000	1,253,431
0.765%, 09/21/2021
(3 Month LIBOR USD + 0.630%)(1)(2)(3)	5,000,000	5,002,748
3.650%, 09/21/2021(1)(2)	3,773,000	3,798,035
2.800%, 01/13/2022(1)(2)	9,859,000	9,969,507
2.650%, 07/13/2022(1)(2)	1,070,000	1,087,459
2.600%, 09/28/2022(1)(2)	1,000,000	1,020,612
Northern Border Pipeline Co.,
7.500%, 09/15/2021	35,400,000	35,924,399
Nutrien Ltd.,
3.150%, 10/01/2022(1)	2,406,000	2,469,668
O’Reilly Automotive, Inc.,
3.800%, 09/01/2022	12,250,000	12,603,759
Occidental Petroleum Corp.,
1.606%, 08/15/2022
(3 Month LIBOR USD + 1.450%)(3)	8,250,000	8,209,049
ONEOK Partners LP,
3.375%, 10/01/2022	3,500,000	3,595,750
ONEOK, Inc.,
4.250%, 02/01/2022	20,987,000	21,254,342
Oracle Corp.:
2.500%, 05/15/2022	1,100,000	1,117,016
2.500%, 10/15/2022	16,474,000	16,921,618
Orlando Health Obligated Group,
3.205%, 10/01/2021	1,000,000	1,006,063
Parker-Hannifin Corp.,
3.500%, 09/15/2022	2,412,000	2,501,684
PayPal Holdings, Inc.,
2.200%, 09/26/2022	12,795,000	13,099,811
Penske Truck Leasing Co.:
3.375%, 02/01/2022(2)	11,050,000	11,185,190
4.875%, 07/11/2022(2)	18,821,000	19,634,535
Pernod Ricard SA,
4.250%, 07/15/2022(1)(2)	1,500,000	1,557,167
Phillips 66,
4.300%, 04/01/2022	34,976,000	35,989,794
Rayonier, Inc.,
3.750%, 04/01/2022	24,500,000	24,895,104
Raytheon Technologies Corp.,
3.100%, 11/15/2021	6,554,000	6,575,582
Regency Energy Partners LP /
Regency Energy Finance Corp.:
5.875%, 03/01/2022	30,281,000	30,928,792
5.000%, 10/01/2022	3,900,000	4,065,582
Reliance Industries Ltd.,
5.400%, 02/14/2022(1)(2)	26,471,000	27,199,482
Rogers Communications, Inc.,
0.735%, 03/22/2022
(3 Month LIBOR USD + 0.600%)(1)(3)	30,839,000	30,926,887

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Roper Technologies, Inc.,
2.800%, 12/15/2021	$2,851,000	$2,878,063
Ryder System, Inc.,
2.500%, 09/01/2022	14,475,000	14,795,333
Sabine Pass Liquefaction LLC,
6.250%, 03/15/2022	40,701,000	41,748,752
Schlumberger Investment SA,
2.400%, 08/01/2022(2)	3,500,000	3,555,464
Seven & i Holdings Co., Ltd.,
3.350%, 09/17/2021(1)(2)	1,608,000	1,618,072
Smithfield Foods, Inc.:
2.650%, 10/03/2021(1)(2)	13,305,000	13,369,771
3.350%, 02/01/2022(1)(2)	1,482,000	1,502,832
Smiths Group PLC,
3.625%, 10/12/2022(1)(2)	2,500,000	2,597,893
Sonoco Products Co.,
4.375%, 11/01/2021	2,000,000	2,006,205
Southern Natural Gas Co. LLC,
0.625%, 04/28/2023(2)	7,000,000	7,006,580
Suntory Holdings Ltd.,
2.550%, 06/28/2022(1)(2)	12,075,000	12,308,099
Teck Resources Ltd.,
4.750%, 01/15/2022(1)	2,890,000	2,922,644
Time Warner Cable LLC,
4.000%, 09/01/2021	24,947,000	24,947,000
Toyota Industries Corp.,
3.110%, 03/12/2022(1)(2)	17,900,000	18,216,298
TransCanada PipeLines Ltd.,
2.500%, 08/01/2022(1)	24,208,000	24,765,206
Trustees of Boston College,
2.651%, 07/01/2022	1,000,000	1,022,630
Verizon Communications, Inc.,
1.256%, 05/15/2025
(3 Month LIBOR USD + 1.100%)(3)	4,000,000	4,125,320
VF Corp.,
2.050%, 04/23/2022	7,446,000	7,546,913
Viatris, Inc.,
1.125%, 06/22/2022(2)	20,000,000	20,142,620
Volkswagen Group of America Finance LLC:
2.500%, 09/24/2021(1)(2)	7,425,000	7,461,875
1.108%, 11/12/2021
(3 Month LIBOR USD + 0.940%)(1)(2)(3)	6,200,000	6,220,478
4.000%, 11/12/2021(1)(2)	10,041,000	10,180,839
2.900%, 05/13/2022(1)(2)	7,275,000	7,429,431
2.700%, 09/26/2022(1)(2)	6,060,000	6,227,997
Walgreens Boots Alliance, Inc.,
3.300%, 11/18/2021	5,552,000	5,586,257
Westlake Chemical Corp.,
3.600%, 07/15/2022	3,360,000	3,437,970
WestRock RKT LLC,
4.900%, 03/01/2022	5,065,000	5,210,924
Whirlpool Corp.,
4.700%, 06/01/2022	4,374,000	4,543,668
Williams Companies, Inc.:
7.875%, 09/01/2021	11,619,000	11,759,664
4.000%, 11/15/2021	14,900,000	14,956,810
3.600%, 03/15/2022	12,983,000	13,200,902
3.350%, 08/15/2022	1,500,000	1,535,988
Xylem, Inc.,
4.875%, 10/01/2021	28,750,000	29,063,706
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	20,171,000	20,492,576
Total Industrials
(Cost $1,703,997,289)		1,704,710,156	27.2%
Utilities
American Electric Power Co., Inc.,
3.650%, 12/01/2021	6,650,000	6,745,213
American Transmission Systems, Inc.,
5.250%, 01/15/2022(2)	25,991,000	26,613,595
CenterPoint Energy, Inc.,
2.500%, 09/01/2022	9,476,000	9,687,263
DTE Energy Co.,
3.300%, 06/15/2022	2,500,000	2,556,404
Duquesne Light Holdings, Inc.,
5.900%, 12/01/2021(2)	5,251,000	5,366,864
Enel Finance International NV,
2.875%, 05/25/2022(1)(2)	43,175,000	44,119,824
Entergy Corp.,
4.000%, 07/15/2022	10,688,000	11,024,644
Evergy, Inc.,
5.292%, 06/15/2022(7)	2,014,000	2,080,690
LG&E and KU Energy LLC,
4.375%, 10/01/2021	1,900,000	1,900,000
NextEra Energy Capital Holdings, Inc.:
0.685%, 08/28/2021
(3 Month LIBOR USD + 0.550%)(3)	2,619,000	2,620,021
1.950%, 09/01/2022	10,742,000	10,938,003
0.420%, 02/22/2023
(3 Month LIBOR USD + 0.270%)(3)	8,500,000	8,501,483
Oncor Electric Delivery Co. LLC,
4.100%, 06/01/2022	3,622,000	3,711,193
Public Service Co. of New Mexico,
5.350%, 10/01/2021	12,205,000	12,228,181
Puget Energy, Inc.,
5.625%, 07/15/2022	11,919,000	12,396,519
Southwestern Electric Power Co.,
3.550%, 02/15/2022	12,250,000	12,393,795
Total Utilities
(Cost $172,812,683)		172,883,692	2.8%
Financials
ABN AMRO Bank NV,
0.709%, 08/27/2021
(3 Month LIBOR USD + 0.570%)(1)(2)(3)	1,000,000	1,000,830
AerCap Holdings NV:
4.450%, 12/16/2021(1)	3,000,000	3,045,552
3.950%, 02/01/2022(1)	15,675,000	15,939,778
3.500%, 05/26/2022(1)	2,000,000	2,047,905
4.625%, 07/01/2022(1)	11,064,000	11,504,781
Air Lease Corp.:
3.500%, 01/15/2022	8,144,000	8,278,665
3.750%, 02/01/2022	6,890,000	6,983,140
Ally Financial, Inc.:
4.125%, 02/13/2022	15,081,000	15,424,685
4.625%, 05/19/2022	22,213,000	23,005,462
American International Group, Inc.,
4.875%, 06/01/2022	22,705,000	23,634,165
Banco Santander SA,
3.500%, 04/11/2022(1)	18,833,000	19,290,118
Bank of America Corp.:
5.700%, 01/24/2022	11,399,000	11,749,286
3.124%, 01/20/2023
(3 Month LIBOR USD + 1.160%)(3)	35,000,000	35,526,983
Barclays PLC:
3.200%, 08/10/2021(1)	16,575,000	16,626,346
4.610%, 02/15/2023
(3 Month LIBOR USD + 1.400%)(1)(3)	27,203,000	27,899,463
BPCE SA:
2.750%, 12/02/2021(1)	5,870,000	5,934,030
3.000%, 05/22/2022(1)(2)	32,246,000	33,022,884

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Cantor Fitzgerald LP,
6.500%, 06/17/2022(2)	$919,000	$969,214
CIT Group, Inc.,
5.000%, 08/15/2022	2,750,000	2,873,750
Citigroup, Inc.:
2.350%, 08/02/2021	1,269,000	1,271,226
2.900%, 12/08/2021	19,171,000	19,352,803
1.136%, 04/25/2022
(3 Month LIBOR USD + 0.960%)(3)	4,875,000	4,905,610
2.312%, 11/04/2022 (SOFR + 0.867%)(3)	8,000,000	8,050,212
3.142%, 01/24/2023
(3 Month LIBOR USD + 0.722%)(3)	11,601,000	11,776,536
Citizens Bank NA:
0.874%, 02/14/2022
(3 Month LIBOR USD + 0.720%)(3)	1,500,000	1,505,101
2.650%, 05/26/2022	4,000,000	4,077,810
Cooperatieve Rabobank UA,
3.950%, 11/09/2022(1)	6,805,000	7,123,772
Credit Agricole SA,
3.375%, 01/10/2022(1)(2)	16,305,000	16,566,584
Credit Suisse AG,
2.800%, 04/08/2022(1)	34,425,000	35,091,173
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 09/15/2022(1)	10,675,000	11,108,209
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022(1)(2)	11,144,000	11,391,362
Danske Bank A/S,
5.000%, 01/12/2022(1)(2)	22,678,000	23,204,158
Deutsche Bank AG:
4.250%, 10/14/2021(1)	24,688,000	24,955,701
5.000%, 02/14/2022(1)	5,246,000	5,389,502
Discover Financial Services,
5.200%, 04/27/2022	7,740,000	8,041,180
Fifth Third Bank NA,
0.816%, 02/01/2022
(3 Month LIBOR USD + 0.640%)(3)	2,000,000	2,006,555
First Niagara Financial Group, Inc.,
7.250%, 12/15/2021	17,597,000	18,142,907
First Republic Bank,
2.500%, 06/06/2022	3,516,000	3,578,926
Goldman Sachs Group, Inc.:
5.750%, 01/24/2022	35,450,000	36,546,429
2.876%, 10/31/2022
(3 Month LIBOR USD + 0.821%)(3)	12,000,000	12,094,435
ING Groep NV,
3.150%, 03/29/2022(1)	35,500,000	36,262,592
International Lease Finance Corp.,
5.875%, 08/15/2022(1)	4,404,000	4,660,422
JPMorgan Chase & Co.,
2.776%, 04/25/2023
(3 Month LIBOR USD + 0.935%)(3)	37,675,000	38,399,439
Liberty Mutual Group, Inc.,
4.950%, 05/01/2022(2)	1,393,000	1,443,343
Lloyds Bank PLC,
3.000%, 01/11/2022(1)	7,622,000	7,733,113
Markel Corp.,
4.900%, 07/01/2022	1,565,000	1,630,444
Mitsubishi UFJ Financial Group, Inc.:
0.826%, 07/26/2021
(3 Month LIBOR USD + 0.650%)(1)(3)	5,981,000	5,983,531
0.831%, 03/07/2022
(3 Month LIBOR USD + 0.700%)(1)(3)	3,173,000	3,187,326
2.665%, 07/25/2022(1)	3,445,000	3,530,447
Mitsubishi UFJ Lease & Finance Co. Ltd.,
2.652%, 09/19/2022(1)(2)	3,000,000	3,067,954
Mizuho Financial Group, Inc.,
1.075%, 02/28/2022
(3 Month LIBOR USD + 0.940%)(1)(3)	5,205,000	5,234,963
Morgan Stanley,
2.750%, 05/19/2022	21,833,000	22,319,894
National Bank of Canada:
2.150%, 10/07/2022(1)(2)	4,609,000	4,710,914
0.310%, 05/16/2023
(SOFR + 0.300%)(1)(3)	22,075,000	22,078,887
NatWest Markets PLC,
3.625%, 09/29/2022(1)(2)	4,500,000	4,680,105
Nordea Bank AB,
4.250%, 09/21/2022(1)(2)	10,275,000	10,731,871
PNC Bank NA,
0.553%, 12/09/2022
(3 Month LIBOR USD + 0.430%)(3)	8,000,000	8,015,139
Reliance Standard Life Global Funding II,
2.625%, 07/22/2022(1)(2)	1,004,000	1,028,120
Santander Holdings USA, Inc.,
4.450%, 12/03/2021(1)	9,550,000	9,679,999
Santander UK Group Holdings PLC,
2.875%, 08/05/2021(1)	3,270,000	3,277,550
Santander UK PLC,
0.816%, 11/15/2021
(3 Month LIBOR USD + 0.660%)(1)(3)	3,000,000	3,007,476
Societe Generale SA,
3.250%, 01/12/2022(1)(2)	8,210,000	8,337,385
Standard Chartered PLC:
1.328%, 09/10/2022
(3 Month LIBOR USD + 1.200%)(1)(2)(3)	5,000,000	5,009,150
2.744%, 09/10/2022
(3 Month LIBOR USD + 1.200%)(1)(2)(3)	38,116,000	38,274,444
1.338%, 01/20/2023
(3 Month LIBOR USD + 1.150%)(1)(2)(3)	3,000,000	3,015,739
Sumitomo Mitsui Financial Group, Inc.:
2.442%, 10/19/2021(1)	15,000,000	15,100,576
2.846%, 01/11/2022(1)	2,356,000	2,388,500
SunTrust Banks, Inc.,
0.746%, 05/17/2022
(3 Month LIBOR USD + 0.590%)(3)	8,700,000	8,743,193
Synchrony Bank,
3.000%, 06/15/2022	18,493,000	18,909,849
Synchrony Financial,
2.850%, 07/25/2022	2,850,000	2,917,272
Trinity Acquisition PLC,
3.500%, 09/15/2021	10,365,000	10,404,140
UBS Group Funding Switzerland AG,
1.706%, 02/01/2022
(3 Month LIBOR USD + 1.530%)(1)(2)(3)	4,900,000	4,944,253
Wells Fargo Bank NA,
0.783%, 09/09/2022
(3 Month LIBOR USD + 0.660%)(3)	8,400,000	8,411,676
Zions Bancorp NA,
3.350%, 03/04/2022	2,500,000	2,543,158
Total Financials
(Cost $860,088,524)		860,600,092	13.8%
Total Corporate Bonds
(Cost $2,736,898,496)		2,738,193,940	43.8%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Arlington County Industrial
Development Authority,
2.426%, 12/15/2021	$1,360,000	$1,373,245
Berks County Municipal Authority,
0.750%, 05/15/2022
(Callable 07/01/2021)(4)	410,000	410,000
Borough of Carlstadt NJ,
2.000%, 07/23/2021	8,525,000	8,532,812
Borough of Economy PA,
0.320%, 12/15/2021(8)	1,000,000	999,960
Burke County Development Authority,
1.550%, 12/01/2049(4)	13,000,000	13,181,086
California Municipal Finance Authority,
0.300%, 07/01/2051(4)(8)	10,000,000	10,000,058
Central Texas Turnpike System,
0.000%, 08/15/2021	1,115,000	1,114,642
City of Baton Rouge and
Parish of East Baton Rouge,
5.000%, 08/01/2021	1,500,000	1,505,560
City of Bridgeport CT,
3.313%, 07/01/2021	2,150,000	2,150,000
City of Farmington NM,
1.200%, 06/01/2040(4)	2,000,000	2,013,496
City of New Orleans LA,
3.692%, 09/01/2022	2,000,000	2,073,395
City of New York NY:
0.140%, 04/01/2042
(Callable 07/01/2021)(4)	10,025,000	10,025,000
0.150%, 10/01/2046
(Callable 07/01/2021)(4)	1,700,000	1,700,000
City of Newark NJ:
2.000%, 10/05/2021	3,000,000	3,011,092
1.750%, 02/22/2022	2,250,000	2,266,375
City of Philadelphia PA,
5.000%, 08/01/2021	1,040,000	1,044,044
City of Troy NY,
1.250%, 07/30/2021	12,902,475	12,913,820
City of West Carrollton OH,
0.500%, 05/02/2022	4,415,000	4,414,972
County of Burleigh ND:
0.650%, 11/01/2021	3,200,000	3,200,761
2.750%, 02/01/2022
(Callable 07/21/2021)	20,250,000	20,258,394
County of Clark Department of Aviation,
5.000%, 07/01/2021	9,500,000	9,500,000
County of Lucas OH,
0.450%, 10/15/2021	10,500,000	10,506,741
County of Meade KY,
0.070%, 07/01/2060
(Callable 07/01/2021)(4)	8,000,000	8,000,000
County of St. Lucie FL,
0.030%, 09/01/2028
(Callable 07/01/2021)(4)	15,000,000	15,000,000
County of Suffolk NY:
2.000%, 07/22/2021	4,800,000	4,804,967
2.000%, 08/19/2021	9,000,000	9,020,617
Dallas/Fort Worth International Airport,
5.000%, 11/01/2038
(Callable 11/01/2021)	1,120,000	1,137,753
Garden State Preservation Trust,
0.000%, 11/01/2021	1,000,000	998,255
Glendale-River Hills School District,
1.000%, 08/23/2021	2,000,000	2,002,369
Gulf Coast Authority,
0.020%, 06/01/2030
(Callable 07/01/2021)(4)	10,950,000	10,950,000
Illinois Development Finance Authority,
0.550%, 11/01/2044
(Callable 08/03/2021)(4)	6,000,000	6,006,958
Indiana Finance Authority,
3.875%, 08/01/2021	8,500,000	8,525,007
Indianapolis Local Public
Improvement Bond Bank,
5.000%, 06/01/2022	1,300,000	1,356,218
Joplin Industrial Development Authority,
2.154%, 02/15/2022	1,400,000	1,410,674
Memphis-Shelby County Airport Authority,
5.000%, 07/01/2021	1,000,000	1,000,000
Metropolitan Transportation Authority,
5.000%, 09/01/2021	16,960,000	17,092,295
Miami-Dade County Industrial
Development Authority,
0.550%, 11/01/2041(4)	2,750,000	2,753,189
Minneapolis-Saint Paul
Metropolitan Airports Commission,
5.000%, 01/01/2022	1,000,000	1,023,188
Mississippi Business Finance Corp.,
2.500%, 04/01/2022
(Callable 08/02/2021)	1,500,000	1,509,016
Mizuho Floater/Residual Trust:
0.270%, 11/15/2021
(Callable 07/01/2021)(2)(4)	15,200,000	15,200,000
0.410%, 06/15/2056
(Callable 06/15/2031)(2)(4)	5,500,000	5,500,000
0.410%, 11/01/2056
(Callable 03/01/2022)(2)(4)	11,305,000	11,305,000
0.410%, 12/01/2059
(Callable 12/01/2036)(2)(4)	2,945,000	2,945,000
Monroe County Development Authority,
0.030%, 09/01/2037
(Callable 07/01/2021)(4)	10,000,000	10,000,000
Montachusett Regional Transit Authority,
1.500%, 07/30/2021	19,000,000	19,016,215
Municipal Electric Authority of Georgia,
4.430%, 01/01/2022	5,195,000	5,298,271
New Jersey Economic
Development Authority,
0.000%, 02/15/2022	6,178,000	6,167,828
New Jersey Educational Facilities Authority,
5.000%, 09/01/2021	1,610,000	1,622,440
New Jersey Sports & Exposition Authority,
5.000%, 09/01/2021	1,300,000	1,309,434
New York State Dormitory Authority,
5.000%, 07/01/2021	1,545,000	1,545,000
Penns Grove-Carneys Point
Regional School District,
2.000%, 07/09/2021	6,858,000	6,860,214
Pennsylvania Economic Development
Financing Authority,
0.700%, 08/01/2037(4)	7,500,000	7,503,130
Philadelphia Parking Authority,
5.000%, 09/01/2021
(Callable 08/02/2021)	8,450,000	8,480,766
Port of Port Arthur Navigation District:
0.020%, 04/01/2040
(Callable 07/01/2021)(4)	8,505,000	8,505,000
0.100%, 11/01/2040
(Callable 07/01/2021)(4)	10,000,000	10,000,000
The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Public Finance Authority,
5.000%, 07/01/2022	$2,790,000	$2,844,421
Regional Transit Authority,
0.000%, 12/01/2021	1,425,000	1,423,527
Sacramento City Unified School District,
0.320%, 09/01/2021(8)	1,250,000	1,249,975
San Antonio Housing Trust Finance Corp.,
1.400%, 07/01/2022(4)	10,000,000	10,047,684
School District of Philadelphia,
5.000%, 09/01/2021	5,000,000	5,038,800
South Carolina Transportation
Infrastructure Bank,
0.517%, 10/01/2031 (1 Month LIBOR
USD + 0.450%) (Callable 10/01/2021)(3)	20,500,000	20,508,339
Southwestern Illinois Community
College District No. 522,
0.747%, 12/01/2021	4,255,000	4,256,156
State of Connecticut,
3.000%, 07/01/2021	3,250,000	3,250,000
State of Illinois:
5.000%, 08/01/2021	1,035,000	1,039,034
1.900%, 10/01/2021	19,200,000	19,224,601
State of Ohio,
5.000%, 01/15/2042(4)	1,310,000	1,322,034
Tender Option Bond Trust:
0.420%, 05/15/2023(2)(4)	10,400,000	10,400,000
0.210%, 07/01/2025(2)(4)	2,000,000	2,000,000
0.200%, 08/01/2055
(Callable 02/01/2031)(2)(4)	5,955,000	5,955,000
Township of Weehawken NJ,
1.500%, 08/17/2021	1,057,000	1,057,714
University of Alaska,
1.602%, 10/01/2021	250,000	250,739
University of Louisville,
5.000%, 09/01/2027
(Callable 09/01/2021)	1,200,000	1,209,330
West Mifflin Sanitary Sewer
Municipal Authority,
0.795%, 08/01/2021	250,000	250,054
Westfield-Washington Schools,
2.000%, 07/15/2021	1,120,000	1,120,661
Wheaton College,
0.160%, 10/01/2035
(Callable 07/01/2021)(4)	5,000,000	5,000,000
Winooski School District,
1.250%, 10/15/2021	4,700,000	4,706,214
Total Municipal Bonds
(Cost $437,731,348)		438,198,540	7.0%
Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1,
0.767%, 10/25/2035
(1 Month LIBOR USD + 0.675%)(3)	1,069,649	1,068,917
Arroyo Mortgage Trust:
Series 2019-3, Class A1,
2.962%, 10/25/2048(2)(4)	33,946,454	34,421,888
Series 2019-1, Class A1,
3.805%, 01/25/2049(2)(4)	9,606,594	9,779,486
Series 2019-2, Class A1,
3.347%, 04/25/2049(2)(4)	19,137,665	19,463,268
Home Equity Asset Trust,
Series 2006-2, Class 2A4,
0.712%, 05/25/2036
(1 Month LIBOR USD + 0.620%)(2)(3)	876,687	875,708
Towd Point Mortgage Trust:
Series 2016-3, Class A1,
2.250%, 08/25/2055(2)(4)	144,880	145,408
Series 2016-2, Class A1A,
2.750%, 08/25/2055(2)(4)	2,211,677	2,231,111
Series 2016-2, Class A1,
3.000%, 08/25/2055(2)(4)	440,913	445,228
Series 2016-4, Class A1,
2.250%, 07/25/2056(2)(4)	7,208,480	7,262,523
Series 2017-1, Class A1,
2.750%, 10/25/2056(2)(4)	9,540,975	9,686,982
Series 2017-5, Class A1,
0.692%, 02/26/2057
(1 Month LIBOR USD + 0.600%)(2)(3)	13,724,070	13,724,745
Series 2017-3, Class A1,
2.750%, 06/25/2057(2)(4)	7,368,217	7,510,554
Series 2017-6, Class A1,
2.750%, 10/25/2057(2)(4)	20,203,849	20,692,289
Total Residential
Mortgage-Backed Securities
(Cost $127,683,831)		127,308,107	2.0%
Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
COMM Mortgage Trust,
Series 2013-LC6, Class ASB,
2.478%, 01/12/2046	346,238	350,570
Morgan Stanley Bank of America
Merrill Lynch Trust,
Series 2012-C5, Class A4,
3.176%, 08/17/2045	14,000,000	14,236,408
WFRBS Commercial Mortgage Trust:
Series 2012-C8, Class ASB,
2.559%, 08/17/2045	1,332,180	1,336,922
Series 2013-C14, Class ASB,
2.977%, 06/15/2046	188,202	192,392
Total Commercial
Mortgage-Backed Securities
(Cost $16,315,712)		16,116,292	0.3%
Asset Backed Securities
Ally Auto Receivables:
Series 2017-5, Class A4,
2.220%, 10/17/2022	1,440,597	1,441,860
Series 2019-3, Class A3,
1.930%, 05/15/2024	14,919,112	15,077,791
Ally Master Owner Trust,
Series 2018-4, Class A,
3.300%, 07/15/2023	38,760,000	38,803,605
American Express Credit
Account Master Trust:
Series 2018-6, Class A,
3.060%, 02/15/2024	152,050	152,234
Series 2018-8, Class A,
3.180%, 04/15/2024	4,000,000	4,025,091
Series 2019-2, Class A,
2.670%, 11/15/2024	1,211,000	1,235,052
ARI Fleet Lease Trust:
Series 2018-B, Class A3,
3.430%, 08/16/2027(2)	6,580,000	6,693,317
Series 2019-A, Class A2A,
2.410%, 11/15/2027(2)	9,643,977	9,727,187

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Bank of The West Auto Trust:
Series 2018-1, Class A3,
3.430%, 12/15/2022(2)	$496,280	$497,435
Series 2017-1, Class A3,
2.110%, 01/15/2023(2)	91,365	91,444
Barclays Dryrock Issuance Trust,
Series 2018-1, Class A,
0.403%, 07/15/2024
(1 Month LIBOR USD + 0.330%)(3)	7,000,000	7,004,837
Capital One Multi-Asset Execution Trust:
Series 2016-A5, Class A5,
1.660%, 06/17/2024	5,516,000	5,526,008
Series 2017-A2, Class A2,
0.483%, 01/15/2025
(1 Month LIBOR USD + 0.410%)(3)	13,500,000	13,538,441
CarMax Auto Owner Trust:
Series 2020-3, Class A2A,
0.490%, 06/15/2023	5,879,204	5,884,333
Series 2018-4, Class A3,
3.360%, 09/15/2023	12,328,116	12,495,191
Series 2021-2, Class A2A,
0.270%, 06/17/2024	11,425,000	11,428,763
CCG Receivables Trust,
Series 2021-1, Class A1,
0.166%, 02/14/2022(2)	3,760,032	3,760,020
Chase Auto Credit Linked Notes,
Series 2021-1, Class B,
0.875%, 09/25/2028(2)	17,460,000	17,472,777
Chesapeake Funding II LLC:
Series 2018-1A, Class A1,
3.040%, 04/15/2030(2)	1,801,123	1,803,481
Series 2019-1A, Class A1,
2.940%, 04/15/2031(2)	19,818,180	19,990,471
CNH Equipment Trust,
Series 2020-A, Class A2,
1.080%, 07/15/2023	400,450	401,130
Conseco Financial Corp.,
Series 1998-4, Class A6,
6.530%, 04/01/2030(4)	51,991	52,463
Daimler Trucks Retail Trust,
Series 2019-1, Class A3,
2.770%, 08/15/2022(2)	5,240,804	5,273,227
Dell Equipment Finance Trust:
Series 2020-1, Class A2,
2.260%, 06/22/2022(2)	5,799,991	5,836,557
Series 2020-2, Class A2,
0.470%, 10/24/2022(2)	5,721,258	5,728,464
Discover Card Execution Note Trust:
Series 2018-A5, Class A5,
3.320%, 03/15/2024	8,010,000	8,060,405
Series 2019-A1, Class A1,
3.040%, 07/15/2024	33,333,542	33,852,985
Ford Credit Auto Lease Trust,
Series 2020-B, Class A2A,
0.500%, 12/15/2022	4,326,253	4,329,253
Ford Credit Auto Owner Trust:
Series 2020-A, Class A2,
1.030%, 10/15/2022	752,846	753,570
Series 2019-A, Class A3,
2.780%, 09/15/2023	3,910,625	3,955,569
Series 2017-1, Class A,
2.620%, 08/15/2028(2)	24,017,000	24,377,262
Ford Credit Floorplan Master Owner Trust,
Series 2018-3, Class A1,
3.520%, 10/15/2023	50,664,000	51,156,150
GM Financial Consumer
Automobile Receivables Trust:
Series 2018-2, Class A3,
2.810%, 12/16/2022	240,277	241,498
Series 2020-2, Class A2A,
1.500%, 03/16/2023	1,727,572	1,730,577
Series 2020-3, Class A2,
0.350%, 07/16/2023	5,106,723	5,109,824
GMF Floorplan Owner Revolving Trust:
Series 2018-4, Class A1,
3.500%, 09/15/2023(2)	43,399,000	43,693,805
Series 2019-1, Class A,
2.700%, 04/15/2024(2)	23,400,000	23,855,430
HPEFS Equipment Trust:
Series 2021-2A, Class A2,
0.300%, 09/20/2028(2)	20,000,000	20,002,560
Series 2020-2A, Class A2,
0.650%, 07/22/2030(2)	20,251,370	20,276,425
Hyundai Auto Lease Securitization Trust:
Series 2019-B, Class A3,
2.040%, 08/15/2022(2)	7,348,844	7,373,674
Series 2020-B, Class A2,
0.360%, 01/17/2023(2)	8,043,202	8,049,092
Hyundai Auto Receivables Trust:
Series 2020-B, Class A2,
0.380%, 03/15/2023	4,211,622	4,213,996
Series 2020-A, Class A2,
1.510%, 04/15/2023	3,898,529	3,912,829
Hyundai Floorplan Master Owner Trust,
Series 2019-1, Class A,
2.680%, 04/15/2024(2)	63,985,000	65,205,603
John Deere Owner Trust,
Series 2018-B, Class A4,
3.230%, 06/15/2025	28,022,000	28,432,155
Marlette Funding Trust:
Series 2019-1A, Class A,
3.440%, 04/16/2029(2)	529,678	530,761
Series 2019-4A, Class A,
2.390%, 12/15/2029(2)	3,845,472	3,864,896
Series 2020-2A, Class A,
1.020%, 09/16/2030(2)	4,398,050	4,401,777
Series 2021-1A, Class A,
0.600%, 06/16/2031(2)	16,683,125	16,693,115
Mercedes-Benz Auto Lease Trust,
Series 2020-A, Class A2,
1.820%, 03/15/2022	1,023,781	1,024,511
Mercedes-Benz Auto Receivables Trust,
Series 2020-1, Class A2,
0.460%, 03/15/2023	7,349,703	7,355,905
Mercedes-Benz Master Owner Trust,
Series 2019-BA, Class A,
2.610%, 05/15/2024(2)	101,610,000	103,712,494
MMAF Equipment Finance LLC,
Series 2020-A, Class A2,
0.740%, 04/09/2024(2)	9,167,172	9,201,234
NextGear Floorplan Master Owner Trust,
Series 2019-1A, Class A2,
3.210%, 02/15/2024(2)	59,682,000	60,763,301
Nissan Auto Lease Trust,
Series 2020-B, Class A2,
0.340%, 12/15/2022	10,940,192	10,948,633

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Nissan Auto Receivables Owner Trust:
Series 2020-B, Class A2A,
0.470%, 10/17/2022	$2,080,188	$2,081,230
Series 2018-C, Class A3,
3.220%, 06/15/2023	7,801,006	7,886,905
Series 2019-A, Class A3,
2.900%, 10/16/2023	15,535,141	15,743,763
0.503%, 11/15/2023	27,125,000	27,164,174
PFS Financing Corp.:
Series 2019-B, Class A,
0.623%, 09/15/2023
(1 Month LIBOR USD + 0.550%)(2)(3)	10,050,000	10,058,070
Series 2018-F, Class A,
3.520%, 10/16/2023(2)	48,294,000	48,754,092
Series 2019-A, Class A2,
2.860%, 04/15/2024(2)	21,310,000	21,739,787
Santander Consumer Auto
Receivables Trust:
Series 2020-BA, Class A2,
0.380%, 02/15/2023(2)	2,085,087	2,085,745
Series 2020-AA, Class A,
1.370%, 10/15/2024(2)	22,219,688	22,361,811
SoFi Consumer Loan Program LLC:
Series 2018-1, Class B,
3.650%, 02/25/2027(2)	8,477,448	8,594,677
Series 2019-2, Class A,
3.010%, 04/25/2028(2)	360,586	361,561
Synchrony Card Funding LLC:
Series 2019-A1, Class A,
2.950%, 03/15/2025	6,350,000	6,473,386
Series 2019-A2, Class A,
2.340%, 06/15/2025	11,598,000	11,833,856
Synchrony Card Issuance Trust,
Series 2018-A1, Class A,
3.380%, 09/15/2024	37,816,000	38,061,849
Tesla Auto Lease Trust,
Series 2018-B, Class A,
3.710%, 08/20/2021(2)	100,881	101,073
Towd Point Mortgage Trust:
Series 2019-MH1, Class A1,
3.000%, 11/25/2058(2)(4)	2,533,620	2,579,328
Series 2020-MH1, Class A1,
2.250%, 02/25/2060(2)(4)	4,147,607	4,197,275
Toyota Auto Receivables Owner Trust,
Series 2020-A, Class A2,
1.670%, 11/15/2022	1,385,600	1,388,688
Verizon Owner Trust:
Series 2018-A, Class A1A,
3.230%, 04/20/2023	9,421,355	9,486,196
Series 2019-A, Class A1A,
2.930%, 09/20/2023	18,837,362	19,062,149
Volkswagen Auto Loan Enhanced Trust,
Series 2020-1, Class A2A,
0.930%, 12/20/2022	3,964,478	3,969,231
Wheels SPV 2 LLC,
Series 2019-1A, Class A2,
2.300%, 05/22/2028(2)	7,157,724	7,204,900
World Financial Network
Credit Card Master Trust:
Series 2018-B, Class A,
3.460%, 07/15/2025	29,564,000	29,754,951
Series 2018-C, Class A,
3.550%, 08/15/2025	33,015,000	33,332,789
World Omni Auto Receivables Trust:
Series 2018-A, Class A3,
2.500%, 04/17/2023	6,238,379	6,274,261
Series 2020-C, Class A2,
0.350%, 12/15/2023	9,919,778	9,926,368
Series 2019-C, Class A3,
1.960%, 12/15/2024	18,811,000	19,033,743
World Omni Select Auto Trust,
Series 2020-A, Class A2,
0.470%, 06/17/2024	4,282,985	4,286,357
Total Asset Backed Securities
(Cost $1,146,491,727)		1,144,818,683	18.3%
Total Long-Term Investments
(Cost $5,768,171,757)		5,767,686,932	92.3%
Short-Term Investments
Commercial Paper
AT&T, Inc., 0.17%(6), 11/16/2021(2)	32,150,000	32,128,525
Banco Santander SA,
0.12%(6), 08/23/2021(1)	8,400,000	8,398,488
Baptist Memorial Health Care Corp.,
0.08%(6), 07/14/2021	25,726,000	25,725,204
Canadian Natural Resources Ltd.,
0.26%(6), 07/26/2021(1)	32,925,000	32,918,854
Catholic Health Initiatives,
0.12%(6), 07/07/2021	20,000,000	19,999,533
Catholic Health Initiatives,
0.14%(6), 08/25/2021	18,000,000	17,996,080
Catholic Health Initiatives,
0.15%(6), 09/28/2021	3,000,000	2,998,875
City of Denton TX, 0.500%, 08/18/2021	35,000,000	35,001,855
HSBC USA, Inc., 0.32%(6), 01/06/2022(2)	18,500,000	18,468,463
HSBC USA, Inc., 0.33%(6), 04/01/2022	22,050,000	21,994,247
Jabil Inc., 0.51%(6), 07/16/2021	3,000,000	2,999,319
Nationwide Mutual Insurance Co.,
0.12%(6), 07/26/2021(1)	3,400,000	3,399,703
NatWest Markets PLC,
0.18%(6), 01/04/2022(1)(2)	25,000,000	24,976,108
NatWest Markets PLC,
0.21%(6), 03/29/2022(1)	10,000,000	9,984,133
NatWest Markets PLC,
0.21%(6), 04/22/2022(1)	3,550,000	3,543,754
Shell International Finance BV,
0.05%(6), 07/12/2021(1)	16,600,000	16,599,707
Smithfield Foods, Inc.,
0.20%(6), 07/02/2021	28,775,000	28,774,675
Viatris Inc., 0.42%(6), 09/13/2021	23,500,000	23,479,682
Volkswagen Group of America Finance LLC,
0.47%(6), 11/10/2021(1)	7,000,000	6,987,742
Walt Disney Co., 0.10%(6), 07/16/2021	7,675,000	7,674,666
Total Commercial Paper
(Cost $343,935,491)		344,049,613	5.5%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Short-Term Investments (cont.)

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government
Obligations Fund, Class U, 0.03%(5)	211,167,456	$211,167,456
Total Money Market Mutual Fund
(Cost $211,167,456)		211,167,456	3.4%
Total Short-Term Investments
(Cost $555,102,947)		555,217,069	8.9%
Total Investments
(Cost $6,323,274,704)		6,322,904,001	101.2%
Liabilities in Excess of Other Assets		(74,487,851)	(1.2)%
TOTAL NET ASSETS		$6,248,416,150	100.0%
Notes to Schedule of Investments
LIBOR – London Inter-bank Offered Rate
SOFR – Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2021, the value of these securities totaled $1,594,212,491, which represented 25.51% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2021.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2021.
(5)	Seven-day yield.
(6)	Effective yield as of June 30, 2021.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2021.
(8)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$1,298,799,797	$—	$1,298,799,797
Other Government Related Security	—	4,251,573	—	4,251,573
Corporate Bonds	—	2,738,193,940	—	2,738,193,940
Municipal Bonds	—	438,198,540	—	438,198,540
Residential Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	127,308,107	—	127,308,107
Commercial Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	16,116,292	—	16,116,292
Asset Backed Securities	—	1,144,818,683	—	1,144,818,683
Total Long-Term Investments	—	5,767,686,932	—	5,767,686,932
Short-Term Investments
Commercial Paper	—	344,049,613	—	344,049,613
Money Market Mutual Fund	211,167,456	—	—	211,167,456
Total Short-Term Investments	211,167,456	344,049,613	—	555,217,069
Total Investments	$211,167,456	$6,111,736,545	$—	$6,322,904,001

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
June 30, 2021 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$9,599,976,779

	SEC 30-Day Yield(3)
	Institutional Class	0.42%
	Investor Class	0.18%

	Average Effective Duration	1.94 years

	Average Effective Maturity	2.01 years

	Annualized Expense Ratio(4)
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio Turnover Rate	33%	(6)

	Number of Holdings	512

Sector Weightings(1)

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2021.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2021.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Short-Term Bond Fund
June 30, 2021 (Unaudited)

Total Returns

			Average Annual
					Since	Since
	Six	One	Five	Ten	Inception	Inception
For the Periods Ended June 30, 2021	Months	Year	Years	Years	(8/31/04)	(9/19/12)
Institutional Class Shares	0.07%	1.33%	2.37%	2.24%	2.80%	N/A
Investor Class Shares	0.05%	1.08%	2.11%	N/A	N/A	1.88%
Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index(1)	0.00%	0.44%	1.88%	1.49%	2.39%	1.52%

(1)
The Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, business interruptions, growth concerns in the U.S. and overseas, and changed travel and social behaviors. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
2.125%, 12/31/2022	$141,625,000	$145,740,976
1.750%, 05/15/2023	903,400,000	928,808,125
2.750%, 11/15/2023	857,375,000	906,573,587
2.500%, 05/15/2024	1,333,575,000	1,412,599,734
Total U.S. Treasury Securities
(Cost $3,402,980,284)		3,393,722,422	35.4%
Other Government Related Securities
Harvest Operations Corp.,
1.000%, 04/26/2024(1)(2)	25,000,000	25,011,000
Industrial Bank of Korea,
0.776%, 08/02/2021
(3 Month LIBOR USD + 0.600%)(1)(2)(3)	2,150,000	2,150,796
Total Other Government Related Securities
(Cost $27,111,750)		27,161,796	0.3%
Corporate Bonds
Industrials
7-Eleven, Inc.,
0.800%, 02/10/2024(1)(2)	20,000,000	19,950,480
A.P. Meoller – Maersk A/S,
3.750%, 09/22/2024(1)(2)	9,750,000	10,510,012
AbbVie, Inc.:
5.000%, 12/15/2021	20,045,000	20,237,961
3.450%, 03/15/2022	6,975,000	7,092,617
3.850%, 06/15/2024	13,187,000	14,302,032
Agilent Technologies, Inc.,
3.875%, 07/15/2023	7,500,000	7,960,795
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	20,250,000	21,527,057
AmerisourceBergen Corp.,
0.737%, 03/15/2023	15,250,000	15,277,658
Anglo American Capital PLC:
4.125%, 09/27/2022(1)(2)	2,775,000	2,889,020
4.875%, 05/14/2025(1)(2)	956,000	1,082,109
ANR Pipeline Co.,
7.375%, 02/15/2024(1)	13,000,000	15,072,405
AT&T, Inc.,
0.900%, 03/25/2024	26,000,000	26,056,680
Bayer US Finance II LLC,
2.200%, 07/15/2022(1)(2)	2,250,000	2,282,401
Beam Suntory, Inc.,
3.250%, 05/15/2022(1)	10,875,000	11,070,393
Becton Dickinson and Co.:
2.894%, 06/06/2022	19,186,000	19,608,011
3.363%, 06/06/2024	6,882,000	7,373,304
Bell Canada, Inc.,
0.750%, 03/17/2024(1)	40,325,000	40,416,012
Bemis Co., Inc.,
4.500%, 10/15/2021	5,375,000	5,377,475
Berry Global, Inc.,
0.950%, 02/15/2024(2)	20,000,000	20,017,400
BMW US Capital LLC,
0.800%, 04/01/2024(1)(2)	18,100,000	18,180,809
Boardwalk Pipelines LP,
4.950%, 12/15/2024	8,140,000	9,098,502
Boeing Co.:
1.950%, 02/01/2024	10,000,000	10,239,640
1.433%, 02/04/2024	35,325,000	35,418,484
BorgWarner, Inc.,
5.000%, 10/01/2025(2)	9,946,000	11,413,287
Broadcom, Inc.:
3.625%, 01/15/2024	11,225,000	11,985,352
4.700%, 04/15/2025	29,575,000	33,318,169
3.150%, 11/15/2025	5,000,000	5,358,902
Bunge Limited Finance Corp.,
1.630%, 08/17/2025	5,006,000	5,064,960
Canadian Natural Resources Ltd.,
2.950%, 01/15/2023(1)	6,500,000	6,732,885
Carlisle Companies, Inc.,
3.750%, 11/15/2022	2,230,000	2,309,881
Celanese US Holdings LLC:
4.625%, 11/15/2022	3,395,000	3,575,970
3.500%, 05/08/2024	4,450,000	4,754,730
Charter Communications Operating LLC,
4.464%, 07/23/2022	22,835,000	23,640,819
Cheniere Corpus Christi Holdings LLC,
7.000%, 06/30/2024	18,650,000	21,364,173
Chevron Phillips Chemical Co. LLC /
Chevron Phillips Chemical Co. LP,
3.300%, 05/01/2023(2)	1,930,000	2,026,496
Choice Hotels International, Inc.,
5.750%, 07/01/2022	4,495,000	4,684,559
Cigna Corp.,
3.750%, 07/15/2023	1,414,000	1,505,796
CNH Industrial Capital LLC:
3.875%, 10/15/2021(1)	13,460,000	13,585,857
4.375%, 04/05/2022(1)	4,102,000	4,219,700
4.200%, 01/15/2024(1)	13,300,000	14,391,702
CNH Industrial NV,
4.500%, 08/15/2023(1)	15,515,000	16,726,510
Coca-Cola Europacific Partners PLC,
0.800%, 05/03/2024(1)(2)	5,050,000	5,034,712
CommonSpirit Health:
2.950%, 11/01/2022	6,349,000	6,553,940
4.200%, 08/01/2023	4,210,000	4,508,025
Constellation Brands, Inc.,
3.200%, 02/15/2023	9,650,000	10,057,191
Daimler Finance North America LLC:
3.400%, 02/22/2022(1)(2)	13,000,000	13,260,140
3.350%, 02/22/2023(1)(2)	1,619,000	1,692,750
1.750%, 03/10/2023(1)(2)	7,000,000	7,144,145
0.750%, 03/01/2024(1)(2)	16,250,000	16,284,162
Dell International LLC / EMC Corp.:
5.450%, 06/15/2023	20,000,000	21,697,268
4.000%, 07/15/2024	11,493,000	12,497,259
Diamondback Energy, Inc.,
0.900%, 03/24/2023	20,000,000	20,004,299
DXC Technology Co.:
4.250%, 04/15/2024	4,624,000	5,015,455
4.125%, 04/15/2025	38,251,000	42,039,564
Eastman Chemical Co.,
3.500%, 12/01/2021	17,550,000	17,778,648
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023	35,000,000	36,337,254
Elanco Animal Health, Inc.,
4.912%, 08/27/2021	32,689,000	32,815,670
Element Fleet Management Corp.,
1.600%, 04/06/2024(1)(2)	30,000,000	30,488,065
Embotelladora Andina SA,
5.000%, 10/01/2023(1)(2)	12,389,000	13,477,791
EMD Finance LLC,
2.950%, 03/19/2022(1)(2)	12,400,000	12,580,866
Encana Corp.,
3.900%, 11/15/2021	32,690,000	32,768,175

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Energy Transfer LP,
4.250%, 04/01/2024	$1,276,000	$1,376,003
Energy Transfer Operating LP,
4.250%, 03/15/2023	15,933,000	16,716,604
Energy Transfer Partners LP,
4.050%, 03/15/2025	16,781,000	18,195,246
Eni SpA,
4.000%, 09/12/2023(1)(2)	3,187,000	3,403,818
Equifax, Inc.,
3.950%, 06/15/2023	12,294,000	13,056,541
ERAC USA Finance LLC,
2.600%, 12/01/2021(2)	1,450,000	1,461,017
Fiserv, Inc.,
3.500%, 10/01/2022	6,350,000	6,547,728
Flex Ltd.,
5.000%, 02/15/2023	2,350,000	2,504,957
Flowserve Corp.,
4.000%, 11/15/2023	1,669,000	1,782,129
FMC Corp.:
3.950%, 02/01/2022	13,172,000	13,321,885
4.100%, 02/01/2024	2,425,000	2,603,203
Ford Motor Credit Co. LLC:
2.979%, 08/03/2022	15,000,000	15,206,250
3.087%, 01/09/2023	12,000,000	12,240,000
Fortune Brands Home & Security, Inc.,
4.000%, 09/21/2023	3,805,000	4,072,523
Fox Corp.,
3.666%, 01/25/2022	5,000,000	5,097,856
Fresenius Medical Care US Finance II, Inc.:
5.875%, 01/31/2022(1)(2)	2,947,000	3,036,918
4.750%, 10/15/2024(1)(2)	18,720,000	20,800,121
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023(1)(2)	3,328,000	3,478,262
General Electric Co.,
3.375%, 03/11/2024	9,475,000	10,155,047
General Motors Financial Co., Inc.:
4.200%, 11/06/2021	5,000,000	5,065,485
3.550%, 07/08/2022	5,000,000	5,160,671
1.700%, 08/18/2023	12,000,000	12,247,678
5.100%, 01/17/2024	2,925,000	3,220,142
2.750%, 06/20/2025	7,302,000	7,688,198
Genpact Luxembourg Sarl,
3.700%, 04/01/2022	5,511,000	5,616,307
Gilead Sciences, Inc.,
0.750%, 09/29/2023	20,275,000	20,285,006
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021(1)(2)	18,000,000	18,294,552
4.250%, 10/25/2022(1)(2)	7,555,000	7,902,303
Glencore Funding LLC:
4.125%, 05/30/2023(1)(2)	7,121,000	7,574,157
4.625%, 04/29/2024(1)(2)	7,500,000	8,220,749
4.000%, 04/16/2025(1)(2)	4,043,000	4,413,986
Global Payments, Inc.:
3.750%, 06/01/2023	4,550,000	4,787,769
2.650%, 02/15/2025	40,361,000	42,525,623
Graphic Packaging International LLC,
0.821%, 04/15/2024(2)	10,000,000	9,925,992
Gray Oak Pipeline LLC,
2.000%, 09/15/2023(2)	7,000,000	7,139,612
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022(1)(2)	4,692,000	4,794,725
3.875%, 06/27/2024(1)(2)	10,718,000	11,552,798
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,000,000	3,072,070
HCA, Inc.:
4.750%, 05/01/2023	20,093,000	21,529,310
5.000%, 03/15/2024	14,570,000	16,098,756
Hewlett Packard Enterprise Co.:
2.250%, 04/01/2023	23,000,000	23,681,938
4.450%, 10/02/2023	22,909,000	24,774,868
Huntington Ingalls Industries, Inc.,
3.844%, 05/01/2025	37,176,000	40,511,475
Hutchison Whampoa International Ltd.,
4.625%, 01/13/2022(1)(2)	8,200,000	8,377,812
Hyundai Capital America:
3.750%, 07/08/2021(1)(2)	2,650,000	2,651,492
3.950%, 02/01/2022(1)(2)	5,024,000	5,123,288
3.000%, 06/20/2022(1)(2)	5,000,000	5,114,360
2.850%, 11/01/2022(1)(2)	6,000,000	6,169,316
0.800%, 04/03/2023(1)(2)	15,000,000	14,997,250
1.250%, 09/18/2023(1)(2)	15,000,000	15,136,944
5.875%, 04/07/2025(1)(2)	4,815,000	5,559,158
IHS Markit Ltd.,
5.000%, 11/01/2022(2)	9,613,000	10,069,991
Illumina, Inc.,
0.550%, 03/23/2023	12,600,000	12,619,875
Infor, Inc.,
1.450%, 07/15/2023(2)	28,072,000	28,388,736
Inversiones CMPC SA,
4.375%, 05/15/2023(1)(2)	2,325,000	2,437,786
Johnson Controls International PLC,
3.625%, 07/02/2024(7)	1,651,000	1,773,054
Kerry Group Financial
Services Unlimited Co.,
3.200%, 04/09/2023(1)(2)	36,325,000	37,630,798
Kimberly-Clark de Mexico SAB de CV,
3.250%, 03/12/2025(1)(2)	5,000,000	5,297,850
Kinder Morgan Energy Partners LP,
5.000%, 10/01/2021	13,000,000	13,000,000
Kinder Morgan, Inc.,
5.625%, 11/15/2023(2)	9,060,000	9,980,486
Kinross Gold Corp.,
5.950%, 03/15/2024(1)	15,680,000	17,539,024
Leggett & Platt, Inc.,
3.400%, 08/15/2022	10,000,000	10,232,675
Leidos, Inc.,
2.950%, 05/15/2023	27,875,000	28,987,491
Lennar Corp.:
4.875%, 12/15/2023	5,000,000	5,442,450
4.500%, 04/30/2024	11,192,000	12,241,250
5.875%, 11/15/2024	11,260,000	12,797,103
Lennox International, Inc.,
3.000%, 11/15/2023	16,160,000	16,936,514
LYB International Finance III LLC,
1.145%, 10/01/2023
(3 Month LIBOR USD + 1.000%)(3)	20,000,000	20,031,599
Marathon Petroleum Corp.,
4.500%, 05/01/2023	10,000,000	10,664,541
Marriott International, Inc.,
2.125%, 10/03/2022	10,000,000	10,142,206
Maxim Integrated Products, Inc.,
3.375%, 03/15/2023	2,190,000	2,282,044
Microchip Technology, Inc.:
2.670%, 09/01/2023	3,100,000	3,228,710
0.972%, 02/15/2024(2)	23,775,000	23,763,287
Micron Technology, Inc.:
2.497%, 04/24/2023	36,364,000	37,586,563
4.640%, 02/06/2024	6,700,000	7,344,339
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Midwest Connector Capital Co. LLC,
3.625%, 04/01/2022(2)	$27,750,000	$28,218,425
Mosaic Co.:
3.750%, 11/15/2021	2,850,000	2,861,534
3.250%, 11/15/2022	6,443,000	6,669,660
MPLX LP,
3.500%, 12/01/2022	6,403,000	6,650,541
Mylan, Inc.,
3.125%, 01/15/2023(2)	32,660,000	33,837,124
Newell Brands, Inc.,
3.850%, 04/01/2023	33,713,000	35,314,367
Nissan Motor Acceptance Corp.,
3.450%, 03/15/2023(1)(2)	1,585,000	1,649,958
Nissan Motor Co. Ltd.:
3.043%, 09/15/2023(1)(2)	10,000,000	10,429,696
3.522%, 09/17/2025(1)(2)	5,291,000	5,649,864
Northern Border Pipeline Co.,
7.500%, 09/15/2021	4,500,000	4,566,661
Nutrien Ltd.:
3.150%, 10/01/2022(1)	1,000,000	1,026,462
1.900%, 05/13/2023(1)	19,400,000	19,872,735
nVent Finance Sarl,
3.950%, 04/15/2023	12,565,000	13,131,741
NXP Semiconductors NV:
3.875%, 09/01/2022(1)(2)	10,862,000	11,262,642
4.625%, 06/01/2023(1)(2)	19,023,000	20,444,824
Occidental Petroleum Corp.:
1.606%, 08/15/2022
(3 Month LIBOR USD + 1.450%)(3)	4,250,000	4,228,904
2.700%, 08/15/2022	17,650,000	18,003,000
2.700%, 02/15/2023	10,000,000	10,222,000
Owens Corning,
4.200%, 12/15/2022	924,000	961,018
Panasonic Corp.,
2.536%, 07/19/2022(1)(2)	15,000,000	15,296,586
Penske Truck Leasing Co.:
4.250%, 01/17/2023(2)	10,000,000	10,547,437
2.700%, 03/14/2023(2)	1,500,000	1,548,516
4.125%, 08/01/2023(2)	1,350,000	1,440,009
4.000%, 07/15/2025(2)	8,000,000	8,810,379
Phillips 66,
3.700%, 04/06/2023	9,800,000	10,346,577
Pioneer Natural Resources Co.,
0.750%, 01/15/2024	13,500,000	13,487,595
POSCO:
2.375%, 01/17/2023(1)(2)	35,000,000	35,829,150
4.000%, 08/01/2023(1)(2)	5,000,000	5,324,550
Reckitt Benckiser Treasury Services PLC,
2.375%, 06/24/2022(1)(2)	15,000,000	15,287,595
Regency Energy Partners LP /
Regency Energy Finance Corp.:
5.000%, 10/01/2022	1,430,000	1,490,713
4.500%, 11/01/2023	13,121,000	14,081,960
Reliance Industries Ltd.,
5.400%, 02/14/2022(1)(2)	5,000,000	5,137,600
Roper Technologies, Inc.,
3.125%, 11/15/2022	10,000,000	10,300,340
Royalty Pharma PLC,
0.750%, 09/02/2023(2)	15,000,000	15,044,050
RPM International, Inc.,
3.450%, 11/15/2022	2,508,000	2,586,455
Ryder System, Inc.,
2.875%, 06/01/2022	5,000,000	5,105,886
Sabine Pass Liquefaction LLC:
5.625%, 04/15/2023	15,800,000	16,973,850
5.750%, 05/15/2024	6,463,000	7,252,684
Schneider Electric SE,
2.950%, 09/27/2022(2)	8,824,000	9,096,005
Seagate HDD Cayman:
4.750%, 06/01/2023(1)	12,400,000	13,193,476
4.875%, 03/01/2024(1)	2,500,000	2,693,650
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023(1)	2,145,000	2,244,697
SK Hynix, Inc.,
1.000%, 01/19/2024(1)(2)	37,010,000	36,801,264
Skyworks Solutions, Inc.,
0.900%, 06/01/2023	5,000,000	5,014,868
Smithfield Foods, Inc.:
2.650%, 10/03/2021(1)(2)	17,740,000	17,826,362
3.350%, 02/01/2022(1)(2)	4,023,000	4,079,549
Smiths Group PLC,
3.625%, 10/12/2022(1)(2)	17,604,000	18,293,321
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023(1)(2)	3,000,000	3,131,250
Sonoco Products Co.,
4.375%, 11/01/2021	855,000	857,652
Spirit AeroSystems, Inc.,
3.950%, 06/15/2023	3,515,000	3,534,332
SSM Health Care Corp.,
3.688%, 06/01/2023	16,500,000	17,310,602
Suncor Energy, Inc.,
2.800%, 05/15/2023(1)	10,000,000	10,400,206
Suntory Holdings Ltd.,
2.550%, 06/28/2022(1)(2)	25,600,000	26,094,188
TC PipeLines LP,
4.375%, 03/13/2025(1)	13,816,000	15,210,435
Teva Pharmaceutical Finance
Netherlands III BV,
2.200%, 07/21/2021(1)	15,654,000	15,647,738
Time Warner Cable LLC,
4.000%, 09/01/2021	9,706,000	9,706,000
Timken Co.,
3.875%, 09/01/2024	30,952,000	33,133,933
Toll Road Investors Partnership II LP,
0.000%, 02/15/2022(1)(2)	26,200,000	25,761,269
Toyota Motor Credit Corp.,
2.900%, 03/30/2023(1)	8,175,000	8,538,764
Triton Container International Ltd.,
1.150%, 06/07/2024(1)(2)	20,000,000	19,960,443
Valero Energy Corp.:
2.700%, 04/15/2023	19,400,000	20,112,706
1.200%, 03/15/2024	20,000,000	20,173,032
VF Corp.,
2.050%, 04/23/2022	32,900,000	33,345,883
Volkswagen Group of America Finance LLC:
4.000%, 11/12/2021(1)(2)	24,700,000	25,043,993
3.125%, 05/12/2023(1)(2)	7,000,000	7,309,531
0.875%, 11/22/2023(1)(2)	10,000,000	10,026,551
Wabtec Corp.,
4.400%, 03/15/2024	20,900,000	22,644,892
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025	25,524,000	27,144,768
WestRock RKT LLC,
4.900%, 03/01/2022	4,100,000	4,218,122

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Williams Companies, Inc.:
7.875%, 09/01/2021	$3,065,000	$3,102,106
3.600%, 03/15/2022	4,750,000	4,829,722
3.350%, 08/15/2022	235,000	240,638
3.700%, 01/15/2023	12,537,000	13,055,250
4.300%, 03/04/2024	19,450,000	21,126,822
Zimmer Biomet Holdings, Inc.,
3.700%, 03/19/2023	6,307,000	6,629,601
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	2,690,000	2,732,885
Zoetis, Inc.,
3.250%, 02/01/2023	13,085,000	13,589,387
Total Industrials
(Cost $2,670,775,928)		2,709,173,635	28.2%
Utilities
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023(1)(2)	9,979,000	10,420,471
Dominion Energy, Inc.,
2.450%, 01/15/2023(2)	30,000,000	30,888,055
EDP Finance BV,
3.625%, 07/15/2024(1)(2)	36,756,000	39,515,141
Enel Finance International NV:
2.875%, 05/25/2022(1)(2)	28,583,000	29,208,499
4.250%, 09/14/2023(1)(2)	1,100,000	1,184,969
ITC Holdings Corp.,
4.050%, 07/01/2023(1)	8,000,000	8,463,465
Jersey Central Power & Light Co.,
4.700%, 04/01/2024(2)	3,000,000	3,263,911
NextEra Energy Capital Holdings, Inc.,
0.650%, 03/01/2023	27,325,000	27,436,516
Orange Cogen Funding Corp.,
8.175%, 03/15/2022(2)	1,798,380	1,839,252
Transelec SA:
4.625%, 07/26/2023(1)(2)	9,800,000	10,455,620
4.250%, 01/14/2025(1)(2)	5,000,000	5,427,550
Total Utilities
(Cost $166,099,612)		168,103,449	1.7%
Financials
AerCap Holdings NV:
4.450%, 12/16/2021(1)	25,000,000	25,379,603
3.300%, 01/23/2023(1)	8,000,000	8,297,229
Aetna, Inc.,
2.800%, 06/15/2023	2,000,000	2,081,528
AIB Group PLC:
4.750%, 10/12/2023(1)(2)	7,397,000	8,034,661
4.263%, 04/10/2025
(3 Month LIBOR USD + 1.874%)(1)(2)(3)	37,350,000	40,237,374
AIG Global Funding,
2.300%, 07/01/2022(2)	8,775,000	8,942,607
Air Lease Corp.:
2.625%, 07/01/2022	1,609,000	1,639,472
2.750%, 01/15/2023	21,150,000	21,820,947
Ally Financial, Inc.:
4.625%, 05/19/2022	16,661,000	17,255,391
1.450%, 10/02/2023	27,100,000	27,503,389
Assurant, Inc.,
4.200%, 09/27/2023	4,099,000	4,395,318
Banco Bilbao Vizcaya Argentaria SA,
0.875%, 09/18/2023(1)	27,000,000	27,093,358
Bank of America Corp.:
2.816%, 07/21/2023
(3 Month LIBOR USD + 0.930%)(3)	10,000,000	10,248,729
3.550%, 03/05/2024
(3 Month LIBOR USD + 0.780%)(3)	5,000,000	5,253,383
3.864%, 07/23/2024
(3 Month LIBOR USD + 0.940%)(3)	5,275,000	5,624,513
0.976%, 04/22/2025
(SOFR + 0.690%)(3)	45,000,000	45,144,204
Banque Federative du Credit Mutuel SA:
2.700%, 07/20/2022(1)(2)	3,000,000	3,077,182
2.125%, 11/21/2022(1)(2)	18,000,000	18,433,871
Barclays PLC:
4.610%, 02/15/2023
(3 Month LIBOR USD + 1.400%)(1)(3)	7,000,000	7,179,217
3.932%, 05/07/2025
(3 Month LIBOR USD + 1.610%)(1)(3)	7,250,000	7,826,400
2.852%, 05/07/2026
(3 Month LIBOR USD + 2.714%)(1)(3)	19,400,000	20,495,571
BBVA USA,
2.875%, 06/29/2022	18,861,000	19,307,338
BNP Paribas SA:
2.950%, 05/23/2022(1)(2)	23,125,000	23,674,630
3.500%, 03/01/2023(1)(2)	10,794,000	11,322,562
4.705%, 01/10/2025
(3 Month LIBOR USD + 2.235%)(1)(2)(3)	11,390,000	12,426,451
BNZ International Funding Ltd.,
3.375%, 03/01/2023(1)(2)	15,305,000	16,060,370
BPCE SA:
5.700%, 10/22/2023(1)(2)	17,793,000	19,698,023
4.625%, 07/11/2024(1)(2)	2,794,000	3,070,798
5.150%, 07/21/2024(1)(2)	17,675,000	19,693,328
4.500%, 03/15/2025(1)(2)	3,970,000	4,374,139
Brown & Brown, Inc.,
4.200%, 09/15/2024	1,000,000	1,095,833
Canadian Imperial Bank of Commerce,
2.606%, 07/22/2023
(3 Month LIBOR USD + 0.785%)(1)(3)	36,050,000	36,878,439
Cantor Fitzgerald LP:
6.500%, 06/17/2022(2)	1,177,000	1,241,311
4.875%, 05/01/2024(2)	9,600,000	10,518,582
Capital One NA,
3.375%, 02/15/2023	34,182,000	35,765,812
CIT Group, Inc.:
4.750%, 02/16/2024	9,711,000	10,524,296
5.250%, 03/07/2025	22,407,000	25,207,875
Citigroup, Inc.:
1.678%, 05/15/2024
(SOFR + 1.667%)(3)	25,000,000	25,528,284
0.981%, 05/01/2025
(SOFR + 0.669%)(3)	15,000,000	15,035,698
Citizens Bank NA,
3.250%, 02/14/2022	3,000,000	3,048,164
Cooperatieve Rabobank UA:
3.950%, 11/09/2022(1)	37,273,000	39,019,011
4.625%, 12/01/2023(1)	12,004,000	13,126,138
Credit Agricole SA:
3.375%, 01/10/2022(1)(2)	19,895,000	20,214,179
3.750%, 04/24/2023(1)(2)	3,380,000	3,574,337
4.375%, 03/17/2025(1)(2)	20,341,000	22,368,016
Credit Suisse Group AG:
3.574%, 01/09/2023(1)(2)	11,400,000	11,580,524
2.997%, 12/14/2023
(3 Month LIBOR USD + 1.200%)(1)(2)(3)	18,000,000	18,587,982
2.593%, 09/11/2025
(SOFR + 1.560%)(1)(2)(3)	12,000,000	12,484,496

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Credit Suisse Group
Funding Guernsey Ltd.,
3.800%, 09/15/2022(1)	$4,650,000	$4,838,705
CyrusOne LP / CyrusOne
Finance Corp.,
2.900%, 11/15/2024	11,549,000	12,196,090
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022(1)(2)	9,750,000	9,966,419
Danske Bank A/S:
3.875%, 09/12/2023(1)(2)	8,500,000	9,045,201
1.171%, 12/08/2023
(1 Year CMT Rate + 1.030%)(1)(2)(3)	26,375,000	26,507,319
DBS Group Holdings Ltd.,
2.850%, 04/16/2022(1)(2)	10,000,000	10,187,200
Deutsche Bank AG:
4.250%, 10/14/2021(1)	5,400,000	5,458,554
5.000%, 02/14/2022(1)	10,000,000	10,273,547
2.222%, 09/18/2024
(SOFR + 2.159%)(1)(3)	17,000,000	17,459,353
1.447%, 04/01/2025
(SOFR + 1.131%)(1)(3)	10,000,000	10,060,113
3.961%, 11/26/2025
(SOFR + 2.581%)(1)(3)	12,200,000	13,189,325
Discover Bank:
3.350%, 02/06/2023	7,964,000	8,296,542
4.200%, 08/08/2023	17,405,000	18,740,988
Discover Financial Services,
5.200%, 04/27/2022	10,443,000	10,849,360
F.N.B. Corporation,
2.200%, 02/24/2023	18,075,000	18,357,925
Fifth Third Bancorp,
1.625%, 05/05/2023	15,000,000	15,298,835
First Horizon National Corp.,
3.550%, 05/26/2023	30,000,000	31,560,227
GATX Corp.,
4.350%, 02/15/2024	2,650,000	2,882,563
Goldman Sachs Group, Inc.:
2.876%, 10/31/2022
(3 Month LIBOR USD + 0.821%)(3)	12,000,000	12,094,435
2.908%, 06/05/2023
(3 Month LIBOR USD + 1.053%)(3)	8,280,000	8,463,778
2.905%, 07/24/2023
(3 Month LIBOR USD + 0.990%)(3)	14,200,000	14,556,311
0.673%, 03/08/2024
(SOFR + 0.572%)(3)	21,800,000	21,838,952
Health Care Service Corp.
A Mutual Legal Reserve Co.,
1.500%, 06/01/2025(2)	6,465,000	6,563,054
HSBC Holdings PLC:
3.803%, 03/11/2025
(3 Month LIBOR USD + 1.211%)(1)(3)	28,200,000	30,323,016
0.976%, 05/24/2025
(SOFR + 0.708%)(1)(3)	9,000,000	8,992,441
Invesco Finance PLC,
3.125%, 11/30/2022	9,377,000	9,723,614
Jefferies Group LLC,
5.125%, 01/20/2023	30,883,000	33,000,353
KeyBank NA,
3.180%, 05/22/2022	24,943,000	25,587,149
LeasePlan Corp. NV,
2.875%, 10/24/2024(1)(2)	29,018,000	30,475,198
Lexington Realty Trust,
4.250%, 06/15/2023	10,962,000	11,591,254
Liberty Mutual Group, Inc.,
4.950%, 05/01/2022(2)	3,000,000	3,108,420
Lloyds Bank PLC:
3.000%, 01/11/2022(1)	10,000,000	10,145,779
1.326%, 06/15/2023
(1 Year CMT Rate + 1.100%)(1)(3)	9,400,000	9,475,447
2.907%, 11/07/2023
(3 Month LIBOR USD + 0.810%)(1)(3)	21,704,000	22,379,243
0.695%, 05/11/2024
(1 Year CMT Rate + 0.550%)(1)(3)	9,400,000	9,425,266
Macquarie Bank Ltd.,
2.100%, 10/17/2022(1)(2)	17,600,000	18,004,398
Macquarie Group Ltd.,
3.189%, 11/28/2023
(3 Month LIBOR USD + 1.023%)(1)(2)(3)	4,000,000	4,142,838
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023(2)	31,945,000	35,332,482
Mitsubishi UFJ Financial Group, Inc.:
2.623%, 07/18/2022(1)	10,000,000	10,246,303
0.848%, 09/15/2024
(1 Year CMT Rate + 0.680%)(1)(3)	20,000,000	20,105,845
Mitsubishi UFJ Lease & Finance Co. Ltd.:
3.406%, 02/28/2022(1)(2)	5,200,000	5,285,983
2.652%, 09/19/2022(1)(2)	3,000,000	3,067,954
Mizuho Financial Group, Inc.:
4.600%, 03/27/2024(1)(2)	32,170,000	35,079,234
1.241%, 07/10/2024
(3 Month LIBOR USD + 1.252%)(1)(3)	14,700,000	14,902,578
Morgan Stanley:
0.731%, 04/05/2024 (SOFR + 0.616%)(3)	7,100,000	7,114,875
3.737%, 04/24/2024
(3 Month LIBOR USD + 0.847%)(3)	34,242,000	36,214,537
Nationwide Building Society:
2.000%, 01/27/2023(1)(2)	4,980,000	5,109,470
3.622%, 04/26/2023
(3 Month LIBOR USD + 1.181%)(1)(2)(3)	18,635,000	19,108,914
3.766%, 03/08/2024
(3 Month LIBOR USD + 1.064%)(1)(2)(3)	9,670,000	10,154,847
New York Life Global Funding,
1.100%, 05/05/2023(2)	14,425,000	14,613,278
Nomura Holdings, Inc.,
1.851%, 07/16/2025(1)	3,000,000	3,066,588
Nordea Bank AB:
4.250%, 09/21/2022(1)(2)	14,785,000	15,442,405
3.750%, 08/30/2023(1)(2)	3,725,000	3,976,309
Park Aerospace Holdings Ltd.,
4.500%, 03/15/2023(1)(2)	7,746,000	8,142,418
People’s United Bank NA,
4.000%, 07/15/2024	14,505,000	15,618,711
People’s United Financial, Inc.,
3.650%, 12/06/2022	6,329,000	6,549,575
Principal Life Global Funding II,
0.750%, 04/12/2024(2)	6,500,000	6,503,708
Protective Life Global Funding:
0.502%, 04/12/2023(1)(2)	10,000,000	10,008,485
1.082%, 06/09/2023(1)(2)	15,900,000	16,088,404
Prudential Funding LLC,
6.750%, 09/15/2023(2)	41,192,000	46,705,463
Reliance Standard Life Global Funding II:
2.625%, 07/22/2022(1)(2)	13,625,000	13,952,322
2.150%, 01/21/2023(1)(2)	15,000,000	15,346,542
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023
(3 Month LIBOR USD + 1.480%)(1)(3)	13,000,000	13,338,514

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Royal Bank of Scotland Group PLC: (cont.)
3.875%, 09/12/2023(1)	$8,187,000	$8,745,726
4.519%, 06/25/2024
(3 Month LIBOR USD + 1.550%)(1)(3)	9,734,000	10,450,237
4.269%, 03/22/2025
(3 Month LIBOR USD + 1.762%)(1)(3)	14,250,000	15,456,744
Santander Holdings USA, Inc.:
4.450%, 12/03/2021(1)	7,500,000	7,602,094
3.400%, 01/18/2023(1)	7,114,000	7,406,608
Santander UK Group Holdings PLC:
2.875%, 08/05/2021(1)	2,970,000	2,976,857
3.571%, 01/10/2023(1)	2,500,000	2,540,040
3.373%, 01/05/2024
(3 Month LIBOR USD + 1.080%)(1)(3)	10,000,000	10,406,309
Santander UK PLC,
5.000%, 11/07/2023(1)(2)	2,300,000	2,507,414
Skandinaviska Enskilda Banken AB,
2.200%, 12/12/2022(1)(2)	17,825,000	18,303,537
SMBC Aviation Capital Finance DAC:
2.650%, 07/15/2021(1)(2)	1,950,000	1,951,443
4.125%, 07/15/2023(1)(2)	1,960,000	2,084,302
Societe Generale SA:
5.000%, 01/17/2024(1)(2)	14,511,000	15,793,049
3.875%, 03/28/2024(1)(2)	17,000,000	18,271,875
2.625%, 10/16/2024(1)(2)	14,000,000	14,617,794
Standard Chartered PLC:
2.744%, 09/10/2022
(3 Month LIBOR USD + 1.200%)(1)(2)(3)	10,000,000	10,041,569
1.319%, 10/14/2023
(1 Year CMT Rate + 1.170%)(1)(2)(3)	2,525,000	2,546,740
3.885%, 03/15/2024
(3 Month LIBOR USD + 1.080%)(1)(2)(3)	18,850,000	19,819,329
0.991%, 01/12/2025
(1 Year CMT Rate + 0.780%)(1)(2)(3)	18,000,000	17,943,367
Stifel Financial Corp.,
4.250%, 07/18/2024	3,021,000	3,309,858
Sumitomo Mitsui Financial Group, Inc.,
4.436%, 04/02/2024(1)(2)	3,300,000	3,591,921
Sumitomo Mitsui Trust Bank Ltd.,
0.850%, 03/25/2024(1)(2)	37,000,000	37,056,531
Synchrony Financial:
2.850%, 07/25/2022	25,219,000	25,814,271
4.375%, 03/19/2024	12,000,000	13,060,838
4.250%, 08/15/2024	9,000,000	9,834,561
Synovus Bank,
2.289%, 02/10/2023 (SOFR + 0.945%)(3)	7,000,000	7,054,126
Trinity Acquisition PLC,
3.500%, 09/15/2021	18,183,000	18,251,661
UBS Group AG,
1.008%, 07/30/2024
(1 Year CMT Rate + 0.830%)(1)(2)(3)	9,800,000	9,870,577
UBS Group Funding Switzerland AG,
2.859%, 08/15/2023
(3 Month LIBOR USD + 0.954%)(1)(2)(3)	7,200,000	7,388,602
USAA Capital Corp.,
1.500%, 05/01/2023(2)	6,000,000	6,120,631
WEA Finance LLC,
3.150%, 04/05/2022(1)(2)	12,750,000	12,938,773
Wells Fargo & Co.:
3.750%, 01/24/2024	9,840,000	10,582,422
1.654%, 06/02/2024 (SOFR + 1.600%)(3)	30,000,000	30,641,631
2.188%, 04/30/2026 (SOFR + 2.000%)(3)	1,500,000	1,557,290
Willis North America, Inc.,
3.600%, 05/15/2024	2,600,000	2,792,982
Zions Bancorp NA:
3.500%, 08/27/2021	11,700,000	11,754,958
3.350%, 03/04/2022	20,000,000	20,345,265
Total Financials
(Cost $2,056,545,327)		2,088,957,451	21.8%
Total Corporate Bonds
(Cost $4,893,420,867)		4,966,234,535	51.7%
Municipal Bonds
Arlington Higher Education Finance Corp.,
3.000%, 08/15/2044
(Callable 08/15/2024)(4)	28,340,000	30,198,600
Bloomington Redevelopment District,
2.400%, 08/01/2024	690,000	694,302
Brazos Higher Education Authority, Inc.,
2.427%, 04/01/2022	1,320,000	1,335,877
Central Texas Turnpike System,
1.980%, 08/15/2042(4)	8,280,000	8,420,517
Chicago Transit Authority:
1.708%, 12/01/2022	1,000,000	1,014,723
1.838%, 12/01/2023	1,000,000	1,021,917
City of Houston TX,
1.054%, 07/01/2023	6,000,000	6,062,947
City of Johnson TN,
7.850%, 03/01/2024	3,865,000	4,207,182
City of Ontario CA:
2.071%, 06/01/2022	1,095,000	1,105,800
2.216%, 06/01/2023	1,300,000	1,324,726
City of Pittsburg CA,
5.864%, 07/01/2021	555,000	555,000
County of Burleigh ND,
2.750%, 02/01/2022
(Callable 07/21/2021)	7,355,000	7,358,049
County of Riverside CA:
2.265%, 02/15/2022	5,000,000	5,057,744
2.363%, 02/15/2023	5,000,000	5,147,738
County of Sacramento CA:
7.680%, 08/15/2021(7)	16,535,000	16,671,042
7.680%, 08/15/2021(7)	2,000,000	2,016,950
County of Saline AR,
3.550%, 06/01/2042
(Callable 06/01/2024)	1,890,000	1,943,099
Florida Development Finance Corp.:
1.795%, 04/01/2022	1,000,000	1,003,748
1.976%, 04/01/2023	1,255,000	1,265,424
Great Lakes Water Authority:
1.684%, 07/01/2022	250,000	253,597
1.879%, 07/01/2023	500,000	514,440
1.984%, 07/01/2024	500,000	519,805
Housing & Redevelopment
Authority of The City of St. Paul,
3.539%, 07/01/2023	5,000,000	5,290,765
Illinois Housing Development Authority,
4.000%, 02/01/2034
(Callable 08/01/2025)	3,395,000	3,550,908
Massachusetts Educational
Financing Authority:
1.073%, 07/01/2024(8)	1,725,000	1,725,276
1.338%, 07/01/2025(8)	5,000,000	5,001,114
2.000%, 07/01/2037
(Callable 07/01/2031)(8)	1,000,000	999,423
Metropolitan Transportation Authority:
5.000%, 11/15/2021	1,500,000	1,525,836
5.000%, 11/15/2021	260,000	264,482
5.000%, 11/15/2021	750,000	762,918

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
New Hampshire Housing
Finance Authority,
4.000%, 07/01/2036
(Callable 07/10/2024)	$2,585,000	$2,660,867
New Jersey Economic
Development Authority:
2.609%, 06/15/2022	500,000	508,440
2.781%, 06/15/2023	2,085,000	2,151,033
New Jersey Sports &
Exposition Authority:
6.076%, 03/01/2023	955,000	992,341
5.976%, 03/01/2024	995,000	1,038,417
New Jersey Transportation
Trust Fund Authority,
2.384%, 06/15/2022	4,245,000	4,310,057
Niagara Area Development Corp.,
2.643%, 05/01/2022	1,000,000	1,015,958
Philadelphia Authority for
Industrial Development:
0.000%, 04/15/2022	6,022,000	6,010,212
0.000%, 04/15/2023	7,250,000	7,114,297
3.964%, 04/15/2026	4,500,000	4,796,547
Port of Seattle WA,
2.430%, 05/01/2022	1,000,000	1,017,566
Rhode Island Housing &
Mortgage Finance Corp.,
3.000%, 10/01/2034
(Callable 10/01/2022)	1,135,000	1,149,708
South Carolina Transportation
Infrastructure Bank,
0.517%, 10/01/2031
(1 Month LIBOR USD + 0.450%)
(Callable 10/01/2021)(3)	11,940,000	11,944,857
State of Connecticut:
2.500%, 07/01/2022	3,000,000	3,067,830
2.000%, 07/01/2023	3,000,000	3,094,462
State of Illinois,
1.900%, 10/01/2021	5,500,000	5,507,047
State Public School Building Authority,
2.615%, 04/01/2023	2,500,000	2,581,160
Tennessee Housing Development Agency,
4.000%, 07/01/2040
(Callable 07/01/2029)	4,725,000	5,061,665
Tobacco Settlement Finance Authority,
0.947%, 06/01/2022	3,500,000	3,516,681
Total Municipal Bonds
(Cost $182,125,317)		184,353,094	1.9%
Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1,
0.767%, 10/25/2035
(1 Month LIBOR USD + 0.675%)(3)	7,230,825	7,225,876
Alternative Loan Trust:
Series 2004-12CB, Class 1A1,
5.000%, 08/25/2021	4,169	4,152
Series 2004-J2, Class 3A3,
5.500%, 04/25/2034	56,409	57,867
Series 2005-73CB, Class 1A7,
5.500%, 01/25/2036(6)	43,027	42,980
Series 2006-28CB, Class A17,
6.000%, 10/25/2036	465,260	337,570
Argent Securities Inc. Asset-Backed
Pass-Through Certificates,
Series 2005-W3, Class A2D,
0.772%, 11/25/2035
(1 Month LIBOR USD + 0.680%)(3)	990,437	989,404
Arroyo Mortgage Trust:
Series 2019-3, Class A1,
2.962%, 10/25/2048(2)(4)	14,100,945	14,298,434
Series 2019-2, Class A1,
3.347%, 04/25/2049(2)(4)	11,352,991	11,546,148
Series 2020-1, Class A1A,
1.662%, 03/25/2055(2)	9,446,458	9,522,373
COLT Trust,
Series 2020-RPL1, Class A1,
1.390%, 01/25/2065(2)(4)	24,120,739	24,268,626
CSMC Trust,
Series 2019-RPL1, Class A1A,
3.650%, 07/25/2058(2)(4)	30,593,286	31,984,005
CWABS Asset-Backed Certificates Trust,
Series 2006-9, Class 1AF3,
5.859%, 08/25/2036(4)	285,230	286,717
GSAMP Trust,
Series 2006-HE7, Class A2D,
0.322%, 10/25/2036
(1 Month LIBOR USD + 0.230%)(3)	3,866,827	3,845,300
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1,
2.696%, 07/25/2035(4)	206,818	214,357
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1,
5.000%, 10/01/2031	38,159	22,083
Series 2003-5, Class 4A1,
5.500%, 07/25/2033	1,811,548	1,876,726
Mill City Mortgage Loan Trust,
Series 2018-2, Class A1,
3.500%, 05/25/2058(2)(4)	1,156,558	1,181,892
Morgan Stanley,
Series 2005-HE5, Class M2,
0.737%, 09/25/2035
(1 Month LIBOR USD + 0.645%)(3)	4,166,525	4,160,430
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2,
5.675%, 06/25/2037(7)	1,914,212	724,307
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6,
5.050%, 02/25/2034(7)	19,385	19,389
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A,
2.231%, 10/25/2043(4)	2,779,403	2,800,523
Towd Point Mortgage Trust:
Series 2016-5, Class A1,
2.500%, 10/25/2056(2)(4)	14,871,155	15,109,922
Series 2017-1, Class A1,
2.750%, 10/25/2056(2)(4)	11,643,263	11,821,441
Series 2017-5, Class A1,
0.692%, 02/26/2057
(1 Month LIBOR USD + 0.600%)(2)(3)	4,431,465	4,431,683
Series 2017-2, Class A1,
2.750%, 04/25/2057(2)(4)	6,078,212	6,162,880
Series 2017-3, Class A1,
2.750%, 06/25/2057(2)(4)	25,061,577	25,545,712
Series 2017-4, Class A1,
2.750%, 06/25/2057(2)(4)	6,433,970	6,615,331

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Towd Point Mortgage Trust: (cont.)
Series 2017-6, Class A1,
2.750%, 10/25/2057(2)(4)	$37,377,775	$38,281,405
Series 2018-6, Class A1A,
3.750%, 03/25/2058(2)(4)	7,014,090	7,244,664
WaMu Mortgage Pass-Through
Certificates Trust,
Series 2004-AR3, Class A1,
2.577%, 06/25/2034(4)	1,943,583	2,001,653
Total Residential
Mortgage-Backed Securities
(Cost $231,752,784)		232,623,850	2.4%
Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4,
3.093%, 04/10/2046	11,499,024	11,911,442
Series 2014-GC19, Class AAB,
3.552%, 03/12/2047	2,512,863	2,617,278
Series 2014-GC23, Class AAB,
3.337%, 07/12/2047	9,075,567	9,441,408
COMM Mortgage Trust:
Series 2012-CR1, Class ASB,
3.053%, 05/17/2045	3,685,848	3,710,428
Series 2012-CR2, Class A4,
3.147%, 08/17/2045	7,890,000	8,040,118
Series 2013-LC6, Class ASB,
2.478%, 01/12/2046	4,183,918	4,236,258
Series 2014-LC15, Class ASB,
3.528%, 04/12/2047	7,499,609	7,757,248
Series 2014-CR16, Class ASB,
3.653%, 04/12/2047	6,728,362	6,985,184
Series 2015-LC21, Class A4,
3.708%, 07/10/2048	12,060,955	13,168,655
Series 2013-CR11, Class A4,
4.258%, 08/12/2050	5,130,000	5,502,765
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class A3,
2.773%, 11/10/2045	23,068,275	23,566,411
J.P. Morgan Chase Commercial
Mortgage Securities Trust:
Series 2012-C8, Class ASB,
2.379%, 10/17/2045	5,356,210	5,413,074
Series 2012-C8, Class A3,
2.829%, 10/17/2045	10,018,546	10,226,074
Series 2013-LC11, Class A5,
2.960%, 04/15/2046	12,580,000	13,041,710
JPMBB Commercial
Mortgage Securities Trust:
Series 2013-C14, Class ASB,
3.761%, 08/17/2046(4)	8,046,156	8,337,646
Series 2013-C14, Class A4,
4.133%, 08/17/2046(4)	8,211,831	8,602,812
Series 2014-C25, Class A5,
3.672%, 11/18/2047	9,543,000	10,315,620
Series 2015-C31, Class ASB,
3.540%, 08/17/2048	7,856,023	8,302,922
Series 2015-C33, Class ASB,
3.562%, 12/17/2048	3,664,225	3,879,484
Morgan Stanley Bank of America
Merrill Lynch Trust:
Series 2013-C9, Class AAB,
2.657%, 05/17/2046	9,259,135	9,409,451
Series 2015-C25, Class ASB,
3.383%, 10/19/2048	12,962,505	13,604,060
Series 2013-C8, Class ASB,
2.699%, 12/17/2048	5,953,558	6,012,410
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class ASB,
3.477%, 08/17/2050	9,105,290	9,464,428
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5,
3.071%, 03/17/2045	4,947,330	5,089,935
Series 2012-C6, Class A4,
3.440%, 04/15/2045	3,766,941	3,776,304
Series 2013-C14, Class ASB,
2.977%, 06/15/2046	8,920,956	9,119,548
Series 2013-C14, Class A4,
3.073%, 06/15/2046	11,249,415	11,488,426
Series 2014-C23, Class ASB,
3.636%, 10/17/2057	777,142	814,173
Total Commercial
Mortgage-Backed Securities
(Cost $232,909,478)		233,835,272	2.4%
Asset Backed Securities
Bank of The West Auto Trust:
Series 2017-1, Class A3,
2.110%, 01/15/2023(2)	134,071	134,186
Series 2019-1, Class A3,
2.430%, 04/15/2024(2)	10,310,086	10,434,228
CarMax Auto Owner Trust,
Series 2018-4, Class A3,
3.360%, 09/15/2023	5,865,588	5,945,080
Chase Auto Credit Linked Notes:
Series 2020-2, Class B,
0.840%, 02/25/2028(2)	9,800,720	9,813,886
Series 2021-1, Class B,
0.875%, 09/25/2028(2)	40,000,000	40,029,272
Chesapeake Funding II LLC:
Series 2018-1A, Class A1,
3.040%, 04/15/2030(2)	2,361,559	2,364,650
Series 2020-1A, Class A1,
0.870%, 08/15/2032(2)	15,868,537	15,953,789
Conseco Financial Corp.,
Series 1998-3, Class A5,
6.220%, 03/01/2030	4,477	4,485
Discover Card Execution Note Trust,
Series 2019-A3, Class A,
1.890%, 10/15/2024	2,700,000	2,756,430
Donlen Fleet Lease Funding 2 LLC,
Series 2021-2, Class A2,
0.560%, 12/11/2034(2)	29,475,000	29,510,069
Ford Credit Floorplan Master Owner Trust,
Series 2019-3, Class A1,
2.230%, 09/15/2024	46,629,000	47,731,725
Genesis Sales Finance Master Trust,
Series 2021-AA, Class A,
1.200%, 12/20/2026(2)	1,080,000	1,077,145
GM Financial Automobile Leasing Trust,
Series 2020-2, Class A3,
0.800%, 07/20/2023	9,500,000	9,551,282
GMF Floorplan Owner Revolving Trust:
Series 2020-1, Class A,
0.680%, 08/15/2025(2)	8,900,000	8,932,601
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
GMF Floorplan Owner
Revolving Trust: (cont.)
Series 2019-2, Class A,
2.900%, 04/15/2026(2)	$26,900,000	$28,536,946
Hyundai Auto Lease Securitization Trust,
Series 2020-A, Class A3,
1.950%, 07/15/2023(2)	23,600,000	23,788,944
Mercedes-Benz Master Owner Trust,
Series 2019-BA, Class A,
2.610%, 05/15/2024(2)	20,775,000	21,204,872
Navient Private Education Refi Loan Trust,
Series 2021-A, Class A,
0.840%, 05/15/2069(2)	13,963,462	13,937,924
Nelnet Student Loan Trust,
Series 2021-A, Class APT1,
1.360%, 04/20/2062(2)	14,000,000	14,002,236
PFS Financing Corp.:
Series 2019-A, Class A2,
2.860%, 04/15/2024(2)	7,675,000	7,829,792
Series 2020-A, Class A,
1.270%, 06/15/2025(2)	39,067,000	39,638,105
Series 2021-A, Class A,
0.710%, 04/15/2026(2)	12,500,000	12,490,032
Towd Point Mortgage Trust:
Series 2019-MH1, Class A1,
3.000%, 11/25/2058(2)(4)	8,611,157	8,766,509
Series 2020-MH1, Class A1A,
2.184%, 02/25/2060(2)(4)	16,582,572	16,759,394
Series 2020-MH1, Class A1,
2.250%, 02/25/2060(2)(4)	21,513,433	21,771,058
Volkswagen Auto Lease Trust,
Series 2019-A, Class A3,
1.990%, 11/21/2022	8,768,508	8,823,024
Volkswagen Auto Loan Enhanced Trust,
Series 2020-1, Class A3,
0.980%, 11/20/2024	19,375,000	19,517,333
Total Asset Backed Securities
(Cost $420,093,535)		421,304,997	4.4%
Total Long-Term Investments
(Cost $9,390,394,015)		9,459,235,966	98.5%
Short-Term Investment
	Shares
Money Market Mutual Fund
First American Government
Obligations Fund, Class U, 0.03%(5)	345,997,227	345,997,227
Total Short-Term Investment
(Cost $345,997,227)		345,997,227	3.6%
Total Investments
(Cost $9,736,391,242)		9,805,233,193	102.1%
Liabilities in Excess of Other Assets		(205,256,414)	(2.1)%
TOTAL NET ASSETS		$9,599,976,779	100.0%
Notes to Schedule of Investments
CMT – Constant Maturity Treasury
LIBOR – London Inter-bank Offered Rate
SOFR – Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2021, the value of these securities totaled $2,476,930,900, which represented 25.80% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2021.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2021.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2021.
(8)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$3,393,722,422	$—	$3,393,722,422
Other Government Related Securities	—	27,161,796	—	27,161,796
Corporate Bonds	—	4,966,234,535	—	4,966,234,535
Municipal Bonds	—	184,353,094	—	184,353,094
Residential Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	232,623,850	—	232,623,850
Commercial Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	233,835,272	—	233,835,272
Asset Backed Securities	—	421,304,997	—	421,304,997
Total Long-Term Investments	—	9,459,235,966	—	9,459,235,966
Short-Term Investment
Money Market Mutual Fund	345,997,227	—	—	345,997,227
Total Short-Term Investment	345,997,227	—	—	345,997,227
Total Investments	$345,997,227	$9,459,235,966	$—	$9,805,233,193

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
June 30, 2021 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$6,261,988,513

	SEC 30-Day Yield(3)
	Institutional Class	0.89%
	Investor Class	0.64%

	Average Effective Duration	4.18 years

	Average Effective Maturity	4.50 years

	Annualized Expense Ratio(4)
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio Turnover Rate	22%	(6)

	Number of Holdings	585
Sector Weightings(1)

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2021.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2021.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Intermediate Bond Fund
June 30, 2021 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2021	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	-0.84%	0.91%	3.00%	3.30%	4.73%
Investor Class Shares	-1.00%	0.62%	2.76%	3.06%	4.46%
Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index(2)	-0.90%	0.19%	2.63%	2.76%	4.28%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2021.
(2)
The Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, business interruptions, growth concerns in the U.S. and overseas, and changed travel and social behaviors. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$111,450,000	$112,843,125
1.875%, 03/31/2022	101,225,000	102,585,211
2.500%, 05/15/2024	704,550,000	746,300,090
2.250%, 11/15/2025	614,425,000	653,690,598
2.000%, 11/15/2026	69,825,000	73,687,195
2.250%, 11/15/2027	396,225,000	423,836,930
3.125%, 11/15/2028	167,000,000	188,925,273
1.625%, 08/15/2029	295,850,000	302,587,522
0.625%, 08/15/2030	155,725,000	145,079,735
Total U.S. Treasury Securities
(Cost $2,768,572,661)		2,749,535,679	43.9%
Other Government Related Security
NBN Co. Ltd.,
2.625%, 05/05/2031(1)(2)	7,000,000	7,170,310
Total Other Government Related Security
(Cost $6,996,360)		7,170,310	0.1%
Corporate Bonds
Industrials
Adventist Health System,
2.952%, 03/01/2029	250,000	263,535
Agilent Technologies, Inc.,
3.050%, 09/22/2026	1,495,000	1,612,190
Allegion PLC,
3.500%, 10/01/2029	3,160,000	3,434,374
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	4,748,000	5,047,430
Anglo American Capital PLC,
2.250%, 03/17/2028(1)(2)	6,500,000	6,571,986
Anheuser-Busch InBev Worldwide, Inc.:
3.650%, 02/01/2026(1)	3,945,000	4,356,008
4.750%, 01/23/2029(1)	910,000	1,084,051
AP Moller – Maersk A/S,
4.500%, 06/20/2029(1)(2)	4,207,000	4,862,623
ArcelorMittal,
4.550%, 03/11/2026(1)	4,015,000	4,540,933
Ashtead Capital, Inc.,
4.000%, 05/01/2028(1)(2)	4,536,000	4,768,470
AT&T, Inc.:
4.350%, 03/01/2029	2,150,000	2,489,393
4.300%, 02/15/2030	9,604,000	11,100,546
2.750%, 06/01/2031	7,900,000	8,211,959
2.250%, 02/01/2032	1,075,000	1,055,069
2.550%, 12/01/2033(2)	2,874,000	2,847,105
Bayer US Finance II LLC,
3.375%, 07/15/2024(1)(2)	250,000	266,371
Becton Dickinson and Co.,
7.000%, 08/01/2027	9,275,000	11,993,451
Bemis Co., Inc.,
2.630%, 06/19/2030	4,525,000	4,625,943
Boardwalk Pipelines LP:
5.950%, 06/01/2026	7,745,000	9,182,076
4.800%, 05/03/2029	1,750,000	2,013,851
3.400%, 02/15/2031	225,000	238,824
Broadcom, Inc.:
3.150%, 11/15/2025	10,000,000	10,717,804
5.000%, 04/15/2030	8,000,000	9,438,173
2.450%, 02/15/2031(2)	10,000,000	9,826,946
Bunge Limited Finance Corp.,
3.750%, 09/25/2027	5,225,000	5,754,740
Campbell Soup Co.,
3.950%, 03/15/2025	8,000,000	8,823,813
Carrier Global Corp.,
2.242%, 02/15/2025	13,275,000	13,802,941
CH Robinson Worldwide, Inc.,
4.200%, 04/15/2028	12,300,000	14,045,488
Charter Communications Operating LLC:
4.464%, 07/23/2022	10,548,000	10,920,226
4.908%, 07/23/2025	1,502,000	1,701,632
3.750%, 02/15/2028	5,830,000	6,429,654
4.200%, 03/15/2028	2,070,000	2,342,574
5.050%, 03/30/2029	3,000,000	3,543,573
Cheniere Corpus Christi Holdings LLC,
5.125%, 06/30/2027	2,000,000	2,325,573
Cigna Corp.,
3.000%, 07/15/2023	5,905,000	6,184,183
CK Hutchison International Ltd.:
3.250%, 04/11/2024(1)(2)	10,000,000	10,641,972
2.500%, 04/15/2031(1)(2)	5,000,000	5,091,900
CNH Industrial Capital LLC:
3.875%, 10/15/2021(1)	3,000,000	3,028,051
4.200%, 01/15/2024(1)	2,800,000	3,029,832
1.875%, 01/15/2026(1)	250,000	254,239
CNH Industrial NV:
4.500%, 08/15/2023(1)	5,000,000	5,390,432
3.850%, 11/15/2027(1)	2,243,000	2,483,435
Coca-Cola Femsa SAB de CV,
2.750%, 01/22/2030(1)	8,875,000	9,239,585
Columbia Pipeline Group, Inc.,
4.500%, 06/01/2025(1)	880,000	987,794
CommonSpirit Health,
2.760%, 10/01/2024	250,000	263,207
Conagra Brands, Inc.:
4.600%, 11/01/2025	250,000	284,992
8.250%, 09/15/2030	1,140,000	1,690,076
Constellation Brands, Inc.:
2.700%, 05/09/2022	2,975,000	3,029,456
3.500%, 05/09/2027	3,625,000	3,989,360
Cox Communications, Inc.:
3.850%, 02/01/2025(2)	2,800,000	3,047,129
3.350%, 09/15/2026(2)	1,927,000	2,092,543
CVS Health Corp.:
3.625%, 04/01/2027	2,500,000	2,770,387
4.300%, 03/25/2028	14,406,000	16,551,150
CVS Pass-Through Trust,
5.926%, 01/10/2034(2)	1,965,186	2,376,029
Daimler Finance North America LLC:
3.750%, 11/05/2021(1)(2)	6,800,000	6,878,372
1.750%, 03/10/2023(1)(2)	11,000,000	11,226,513
Dell International LLC / EMC Corp.:
5.450%, 06/15/2023	12,100,000	13,126,847
6.020%, 06/15/2026	9,000,000	10,804,738
Dentsply Sirona,
3.250%, 06/01/2030	10,600,000	11,337,220
Diageo Capital PLC,
2.000%, 04/29/2030(1)	3,275,000	3,277,294
Dollar Tree, Inc.,
3.700%, 05/15/2023	5,050,000	5,336,183
Dow Chemical Co.,
4.550%, 11/30/2025	2,515,000	2,863,250
DuPont de Nemours, Inc.,
4.493%, 11/15/2025	4,450,000	5,060,341
DXC Technology Co.:
4.250%, 04/15/2024	5,700,000	6,182,546
4.125%, 04/15/2025	4,805,000	5,280,910

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Ecolab, Inc.,
4.800%, 03/24/2030	$10,000,000	$12,233,809
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023	6,575,000	6,826,213
EI du Pont de Nemours and Co.,
1.700%, 07/15/2025	10,000,000	10,255,305
Emerson Electric Co.,
1.950%, 10/15/2030	12,600,000	12,742,652
Energy Transfer Operating LP:
4.500%, 04/15/2024	1,000,000	1,088,730
5.500%, 06/01/2027	17,931,000	21,029,201
5.250%, 04/15/2029	1,100,000	1,299,287
3.750%, 05/15/2030	275,000	298,729
EnLink Midstream Partners LP,
4.400%, 04/01/2024	10,000,000	10,500,000
Enterprise Products Operating LLC,
3.900%, 02/15/2024	225,000	241,999
EQT Midstream Partners LP,
4.125%, 12/01/2026	5,000,000	5,118,750
Equifax, Inc.,
2.600%, 12/01/2024	5,000,000	5,261,674
Equinix, Inc.,
1.800%, 07/15/2027	7,000,000	7,084,983
ERAC USA Finance LLC,
2.600%, 12/01/2021(2)	5,075,000	5,113,561
Express Scripts Holding Co.,
4.500%, 02/25/2026	18,000,000	20,305,475
Exxon Mobil Corp.,
2.992%, 03/19/2025	11,250,000	12,066,612
Ferguson Finance PLC,
4.500%, 10/24/2028(2)	5,930,000	6,901,036
Fidelity National Information Services, Inc.,
1.650%, 03/01/2028	5,000,000	4,971,661
Fiserv, Inc.:
3.500%, 10/01/2022	3,050,000	3,144,971
2.250%, 06/01/2027	16,000,000	16,597,310
4.200%, 10/01/2028	1,035,000	1,189,770
Flex Ltd.:
3.750%, 02/01/2026	2,165,000	2,367,714
4.875%, 05/12/2030	4,073,000	4,726,545
FMC Corp.:
3.950%, 02/01/2022	250,000	252,845
4.100%, 02/01/2024	4,685,000	5,029,281
Ford Motor Credit Co. LLC:
3.339%, 03/28/2022	2,000,000	2,029,400
2.979%, 08/03/2022	12,000,000	12,165,000
4.250%, 09/20/2022	1,545,000	1,595,321
Fortune Brands Home & Security, Inc.:
4.000%, 09/21/2023	6,025,000	6,448,607
3.250%, 09/15/2029	2,725,000	2,930,788
Fox Corp.,
4.030%, 01/25/2024	5,155,000	5,584,474
Freeport-McMoRan, Inc.,
3.875%, 03/15/2023	1,100,000	1,146,926
Fresenius Medical Care US Finance III, Inc.,
1.875%, 12/01/2026(1)(2)	20,000,000	20,000,573
General Motors Financial Co., Inc.:
4.375%, 09/25/2021	5,325,000	5,374,477
4.200%, 11/06/2021	2,000,000	2,026,194
3.450%, 01/14/2022	1,475,000	1,495,564
3.150%, 06/30/2022	1,225,000	1,254,350
4.150%, 06/19/2023	1,325,000	1,407,235
1.700%, 08/18/2023	10,000,000	10,206,398
2.900%, 02/26/2025	4,000,000	4,234,153
Genpact Luxembourg Sarl,
3.375%, 12/01/2024	7,000,000	7,478,141
Genpact Luxembourg SARL,
1.750%, 04/10/2026	21,300,000	21,343,467
Glencore Funding LLC:
4.125%, 05/30/2023(1)(2)	1,750,000	1,861,364
4.125%, 03/12/2024(1)(2)	5,000,000	5,390,237
4.625%, 04/29/2024(1)(2)	1,000,000	1,096,100
4.000%, 03/27/2027(1)(2)	4,850,000	5,375,512
3.875%, 10/27/2027(1)(2)	1,150,000	1,264,770
2.500%, 09/01/2030(1)(2)	6,343,000	6,327,502
Global Payments, Inc.:
3.750%, 06/01/2023	2,575,000	2,709,562
4.800%, 04/01/2026	4,535,000	5,184,911
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022(1)(2)	2,017,000	2,061,160
3.875%, 06/27/2024(1)(2)	5,340,000	5,755,919
HP, Inc.,
2.200%, 06/17/2025	18,325,000	19,020,086
Husky Energy, Inc.,
4.400%, 04/15/2029(1)	5,000,000	5,654,258
Hutchison Whampoa International Ltd.,
4.625%, 01/13/2022(1)(2)	7,000,000	7,151,791
Hyundai Capital America,
1.300%, 01/08/2026(1)(2)	5,825,000	5,756,544
Infor, Inc.,
1.450%, 07/15/2023(2)	250,000	252,821
Ingersoll-Rand Co.,
6.391%, 11/15/2027	1,195,000	1,462,621
International Business Machines Corp.,
3.300%, 05/15/2026	6,150,000	6,765,375
International Flavors & Fragrances, Inc.,
1.832%, 10/15/2027	10,000,000	9,971,590
JB Hunt Transport Services, Inc.,
3.875%, 03/01/2026	3,000,000	3,336,581
Johnson Controls International PLC,
3.750%, 12/01/2021	6,000	6,031
Kerry Group Financial Services Unlimited Co.,
3.200%, 04/09/2023(1)(2)	5,000,000	5,179,738
Kinder Morgan, Inc.:
3.150%, 01/15/2023	250,000	260,138
5.625%, 11/15/2023(2)	1,000,000	1,101,599
7.800%, 08/01/2031	12,425,000	17,780,137
Kraft Heinz Foods Co.,
6.375%, 07/15/2028	8,129,000	10,124,681
Lear Corp.,
3.800%, 09/15/2027	1,000,000	1,102,200
Leidos, Inc.:
4.375%, 05/15/2030	6,900,000	7,835,157
2.300%, 02/15/2031	250,000	243,905
Lennox International, Inc.:
1.350%, 08/01/2025	7,000,000	7,044,011
1.700%, 08/01/2027	175,000	174,969
Lundin Energy Finance BV,
2.000%, 07/15/2026(1)(2)	10,000,000	10,016,004
LYB International Finance III LLC,
2.250%, 10/01/2030	5,000,000	4,992,619
Microchip Technology, Inc.:
2.670%, 09/01/2023	10,191,000	10,614,126
0.972%, 02/15/2024(2)	5,000,000	4,997,537
Micron Technology, Inc.,
4.640%, 02/06/2024	6,000,000	6,577,020
Midwest Connector Capital Co. LLC,
3.900%, 04/01/2024(2)	7,450,000	7,790,088

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Molex Electronic Technologies LLC,
3.900%, 04/15/2025(2)	$250,000	$256,535
Mosaic Co.,
4.250%, 11/15/2023	8,606,000	9,243,269
MPLX LP:
4.875%, 06/01/2025	10,219,000	11,535,525
4.800%, 02/15/2029	3,475,000	4,077,766
Mylan, Inc.,
4.550%, 04/15/2028	200,000	229,682
Newell Brands, Inc.,
3.850%, 04/01/2023	3,166,000	3,316,385
Nissan Motor Acceptance Corp.,
3.650%, 09/21/2021(1)(2)	7,210,000	7,257,840
Nutrien Ltd.,
3.150%, 10/01/2022(1)	1,306,000	1,340,560
nVent Finance Sarl,
3.950%, 04/15/2023	18,275,000	19,099,289
NXP Semiconductors NV:
3.875%, 09/01/2022(1)(2)	7,000,000	7,258,193
4.875%, 03/01/2024(1)(2)	5,790,000	6,373,644
Occidental Petroleum Corp.:
2.900%, 08/15/2024	5,000,000	5,112,500
7.500%, 10/15/2026	1,288,000	1,449,000
ONEOK, Inc.:
4.250%, 02/01/2022	250,000	253,184
7.500%, 09/01/2023	7,470,000	8,413,436
2.750%, 09/01/2024	3,300,000	3,474,063
Oracle Corp.:
2.800%, 04/01/2027	10,500,000	11,134,562
2.300%, 03/25/2028	3,000,000	3,078,021
Orange SA,
9.000%, 03/01/2031(1)	4,125,000	6,487,680
PeaceHealth Obligated Group,
1.375%, 11/15/2025	250,000	252,403
Penske Truck Leasing Co.:
2.700%, 11/01/2024(2)	8,000,000	8,413,015
3.950%, 03/10/2025(2)	12,000,000	13,121,532
4.000%, 07/15/2025(2)	6,500,000	7,158,433
PerkinElmer, Inc.,
3.300%, 09/15/2029	200,000	216,305
Phillips 66,
2.150%, 12/15/2030	10,000,000	9,830,652
Phillips 66 Partners LP:
3.605%, 02/15/2025	2,000,000	2,154,210
3.150%, 12/15/2029	225,000	236,320
Pioneer Natural Resources Co.,
3.950%, 07/15/2022	175,000	179,380
POSCO,
4.000%, 08/01/2023(1)(2)	5,000,000	5,324,550
Premier Health Partners,
2.911%, 11/15/2026	12,800,000	13,358,753
Regency Energy Partners LP /
Regency Energy Finance Corp.,
4.500%, 11/01/2023	1,100,000	1,180,562
Roper Technologies, Inc.:
3.800%, 12/15/2026	1,450,000	1,620,024
2.000%, 06/30/2030	14,675,000	14,451,216
Sabine Pass Liquefaction LLC:
5.875%, 06/30/2026	9,955,000	11,784,298
4.500%, 05/15/2030	4,500,000	5,193,234
Samarco Mineracao SA,
5.375%, 09/26/2024(1)(2)(9)	1,675,000	1,302,329
Schneider Electric SE,
2.950%, 09/27/2022(2)	2,000,000	2,061,651
Shell International Finance BV:
2.375%, 04/06/2025(1)	5,000,000	5,256,442
2.750%, 04/06/2030(1)	5,000,000	5,329,682
Sherwin-Williams Co.,
3.300%, 02/01/2025	3,851,000	4,103,539
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023(1)	225,000	235,458
Smith & Nephew PLC,
2.032%, 10/14/2030(1)	5,250,000	5,134,942
Smithfield Foods, Inc.,
2.650%, 10/03/2021(1)(2)	8,000,000	8,038,946
Smurfit Kappa Treasury Funding DAC,
7.500%, 11/20/2025(1)	7,800,000	9,691,500
Sodexo, Inc.,
1.634%, 04/16/2026(1)(2)	15,000,000	15,108,611
Solvay Finance America LLC,
4.450%, 12/03/2025(1)(2)	15,995,000	17,941,727
Southern Natural Gas Co. LLC,
8.000%, 03/01/2032	2,523,000	3,600,556
Sysco Corp.,
2.600%, 06/12/2022	150,000	153,134
TC PipeLines LP:
4.375%, 03/13/2025(1)	5,500,000	6,055,109
3.900%, 05/25/2027(1)	13,850,000	15,264,634
Textron, Inc.,
3.650%, 03/15/2027	250,000	276,943
Timken Co.,
4.500%, 12/15/2028	225,000	251,361
T-Mobile USA, Inc.,
3.875%, 04/15/2030	5,000,000	5,589,100
Toyota Motor Credit Corp.,
2.900%, 03/30/2023(1)	10,000,000	10,444,972
TransCanada PipeLines Ltd.,
5.600%, 03/31/2034(1)	1,335,000	1,683,556
Transcontinental Gas Pipe Line Co. LLC,
7.250%, 12/01/2026	4,748,000	6,079,041
Triton Container International Ltd.,
2.050%, 04/15/2026(1)(2)	10,000,000	10,036,080
Tyson Foods, Inc.,
4.000%, 03/01/2026	3,000,000	3,346,866
Vale Overseas Ltd.:
6.250%, 08/10/2026(1)	17,637,000	21,217,311
3.750%, 07/08/2030(1)	7,500,000	7,985,250
Valero Energy Corp.,
3.400%, 09/15/2026	4,985,000	5,398,328
Verisk Analytics, Inc.:
4.125%, 09/12/2022	250,000	260,555
4.125%, 03/15/2029	3,000,000	3,402,793
Verizon Communications, Inc.:
3.376%, 02/15/2025	853,000	926,660
2.625%, 08/15/2026	300,000	318,775
4.125%, 03/16/2027	3,196,000	3,639,729
3.000%, 03/22/2027	13,000,000	13,989,689
2.100%, 03/22/2028	5,675,000	5,793,694
4.329%, 09/21/2028	2,051,000	2,386,421
4.016%, 12/03/2029	5,628,000	6,453,167
Viterra Finance BV,
2.000%, 04/21/2026(1)(2)	25,000,000	25,033,917
Volkswagen Group of
America Finance LLC:
1.108%, 11/12/2021
(3 Month LIBOR USD + 0.940%)(1)(2)(3)	1,800,000	1,805,945
4.000%, 11/12/2021(1)(2)	8,000,000	8,111,415
0.875%, 11/22/2023(1)(2)	6,875,000	6,893,254
2.850%, 09/26/2024(1)(2)	8,850,000	9,345,247

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Vontier Corp.,
1.800%, 04/01/2026(2)	$6,300,000	$6,257,412
Wabtec Corp.:
4.375%, 08/15/2023	12,302,000	13,030,281
3.450%, 11/15/2026	10,775,000	11,564,552
4.950%, 09/15/2028	1,500,000	1,739,980
Walgreens Boots Alliance, Inc.,
3.200%, 04/15/2030	6,335,000	6,775,938
Western Midstream Operating LP,
4.500%, 03/01/2028	7,195,000	7,680,662
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025	5,000,000	5,317,499
Williams Companies, Inc.:
3.700%, 01/15/2023	1,775,000	1,848,374
4.300%, 03/04/2024	9,329,000	10,133,271
7.500%, 01/15/2031	3,400,000	4,710,253
Wipro IT Services LLC,
1.500%, 06/23/2026(1)(2)	9,000,000	8,976,563
Woodside Finance Ltd.,
4.500%, 03/04/2029(1)(2)	10,000,000	11,203,233
WRKCo, Inc.:
4.650%, 03/15/2026	275,000	315,210
3.900%, 06/01/2028	8,275,000	9,342,475
Xylem, Inc.,
2.250%, 01/30/2031	225,000	226,500
Yara International ASA,
3.800%, 06/06/2026(1)(2)	650,000	716,142
Zimmer Biomet Holdings, Inc.,
3.700%, 03/19/2023	10,000,000	10,511,497
Zoetis, Inc.:
3.250%, 02/01/2023	7,500,000	7,789,102
4.500%, 11/13/2025	2,000,000	2,266,419
Total Industrials
(Cost $1,351,857,846)		1,413,866,849	22.6%
Utilities
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023(1)(2)	6,200,000	6,474,288
Avangrid, Inc.,
3.800%, 06/01/2029(1)	10,975,000	12,379,217
Berkshire Hathaway Energy Co.,
4.050%, 04/15/2025	14,925,000	16,571,815
Duke Energy Corp.,
3.050%, 08/15/2022	350,000	357,922
Duquesne Light Holdings, Inc.,
2.775%, 01/07/2032(2)(8)	12,400,000	12,495,438
Edison International,
2.950%, 03/15/2023	448,000	462,471
Enel Finance International NV:
3.625%, 05/25/2027(1)(2)	11,550,000	12,687,167
3.500%, 04/06/2028(1)(2)	13,750,000	15,054,914
Entergy Corp.,
2.800%, 06/15/2030	12,425,000	12,931,380
Exelon Generation Co. LLC,
4.250%, 06/15/2022	350,000	359,332
FirstEnergy Corp.,
2.050%, 03/01/2025	6,450,000	6,498,375
ITC Holdings Corp.,
2.950%, 05/14/2030(1)(2)	15,717,000	16,541,598
NextEra Energy Capital Holdings, Inc.,
2.403%, 09/01/2021	225,000	225,814
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030	6,000,000	6,376,055
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,595,455
RGS I&M Funding Corp.,
9.820%, 12/07/2022	59,486	60,349
Talent Yield Investments Ltd.,
4.500%, 04/25/2022(1)(2)	3,800,000	3,899,597
Total Utilities
(Cost $118,466,419)		125,971,187	2.0%
Financials
ABN AMRO Bank NV,
4.750%, 07/28/2025(1)(2)	24,973,000	27,993,135
AerCap Holdings NV,
2.875%, 08/14/2024(1)	5,000,000	5,228,797
Aetna, Inc.,
2.800%, 06/15/2023	4,010,000	4,173,464
AIA Group Ltd.,
3.200%, 03/11/2025(1)(2)	3,000,000	3,188,490
Air Lease Corp.:
2.250%, 01/15/2023	3,800,000	3,901,000
2.750%, 01/15/2023	250,000	257,931
American International Group, Inc.:
4.875%, 06/01/2022	6,000,000	6,245,540
4.125%, 02/15/2024	1,000,000	1,088,897
3.750%, 07/10/2025	225,000	247,939
AmFam Holdings, Inc.,
2.805%, 03/11/2031(2)	7,000,000	7,166,355
AmSouth Bancorporation,
6.750%, 11/01/2025	630,000	762,066
Anthem, Inc.:
3.350%, 12/01/2024	10,225,000	11,030,567
2.375%, 01/15/2025	12,000,000	12,566,641
Banco Santander SA:
3.500%, 04/11/2022(1)	4,400,000	4,506,798
5.179%, 11/19/2025(1)	5,000,000	5,714,212
2.749%, 12/03/2030(1)	4,000,000	3,962,472
Bank of America Corp.:
3.300%, 01/11/2023	4,710,000	4,916,062
2.816%, 07/21/2023
(3 Month LIBOR USD + 0.930%)(3)	3,500,000	3,587,055
4.000%, 04/01/2024	1,785,000	1,947,300
3.864%, 07/23/2024
(3 Month LIBOR USD + 0.940%)(3)	10,000,000	10,662,583
3.458%, 03/15/2025
(3 Month LIBOR USD + 0.970%)(3)	5,060,000	5,408,048
3.093%, 10/01/2025
(3 Month LIBOR USD + 1.090%)(3)	3,295,000	3,510,057
1.734%, 07/22/2027 (SOFR + 0.960%)(3)	5,000,000	5,038,456
3.705%, 04/24/2028
(3 Month LIBOR USD + 1.512%)(3)	5,050,000	5,584,198
3.419%, 12/20/2028
(3 Month LIBOR USD + 1.040%)(3)	1,689,000	1,839,506
2.087%, 06/14/2029 (SOFR + 1.060%)(3)	4,000,000	4,032,367
Bank of Montreal,
3.300%, 02/05/2024(1)	10,000,000	10,708,496
Bank of New Zealand,
3.500%, 02/20/2024(1)(2)	5,000,000	5,359,811
Bank of Nova Scotia:
1.625%, 05/01/2023(1)	10,000,000	10,219,548
4.500%, 12/16/2025(1)	7,000,000	7,929,095
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023(1)(2)	8,000,000	8,524,580
Barclays PLC:
3.684%, 01/10/2023(1)	7,350,000	7,475,726
3.932%, 05/07/2025
(3 Month LIBOR USD + 1.610%)(1)(3)	4,500,000	4,857,765
4.337%, 01/10/2028(1)	8,790,000	9,828,353

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
BBVA USA:
2.875%, 06/29/2022	$3,475,000	$3,557,234
3.875%, 04/10/2025	4,200,000	4,627,473
BNP Paribas SA:
3.375%, 01/09/2025(1)(2)	250,000	268,141
2.819%, 11/19/2025
(3 Month LIBOR USD + 1.111%)(1)(2)(3)	5,000,000	5,260,707
4.375%, 05/12/2026(1)(2)	8,288,000	9,223,002
1.323%, 01/13/2027
(SOFR + 1.004%)(1)(2)(3)	4,000,000	3,951,541
2.871%, 04/19/2032
(SOFR + 1.387%)(1)(2)(3)	3,000,000	3,080,911
BNZ International Funding Ltd.,
3.375%, 03/01/2023(1)(2)	2,000,000	2,098,709
Boston Properties LP,
3.200%, 01/15/2025	12,400,000	13,284,255
BPCE SA:
5.700%, 10/22/2023(1)(2)	5,375,000	5,950,479
4.000%, 04/15/2024(1)	3,500,000	3,819,483
4.625%, 07/11/2024(1)(2)	10,225,000	11,237,979
Brown & Brown, Inc.:
4.200%, 09/15/2024	10,461,000	11,463,514
4.500%, 03/15/2029	8,597,000	9,888,723
2.375%, 03/15/2031	3,500,000	3,497,010
Capital One Financial Corp.:
3.200%, 01/30/2023	250,000	260,306
3.650%, 05/11/2027	3,000,000	3,329,926
Citigroup, Inc.:
2.750%, 04/25/2022	250,000	254,612
2.876%, 07/24/2023
(3 Month LIBOR USD + 0.950%)(3)	2,000,000	2,051,349
3.750%, 06/16/2024	500,000	543,784
3.352%, 04/24/2025
(3 Month LIBOR USD + 0.897%)(3)	10,040,000	10,698,150
3.200%, 10/21/2026	5,000,000	5,416,303
3.887%, 01/10/2028
(3 Month LIBOR USD + 1.563%)(3)	9,000,000	10,016,513
Citizens Bank NA,
2.250%, 04/28/2025	19,000,000	19,851,374
CNA Financial Corp.:
7.250%, 11/15/2023	1,980,000	2,275,290
4.500%, 03/01/2026	5,070,000	5,749,796
3.900%, 05/01/2029	4,000,000	4,489,898
Cooperatieve Rabobank UA:
3.950%, 11/09/2022(1)	2,250,000	2,355,399
4.625%, 12/01/2023(1)	5,000,000	5,467,402
4.375%, 08/04/2025(1)	7,400,000	8,262,758
3.750%, 07/21/2026(1)	1,276,000	1,405,141
Credit Agricole SA:
3.375%, 01/10/2022(1)(2)	7,400,000	7,518,720
1.248%, 01/26/2027
(SOFR + 0.892%)(1)(2)(3)	4,000,000	3,938,134
Credit Suisse Group AG:
3.574%, 01/09/2023(1)(2)	1,000,000	1,015,836
4.207%, 06/12/2024
(3 Month LIBOR USD + 1.240%)(1)(2)(3)	4,000,000	4,260,230
2.593%, 09/11/2025
(SOFR + 1.560%)(1)(2)(3)	12,395,000	12,895,444
3.869%, 01/12/2029
(3 Month LIBOR USD + 1.410%)(1)(2)(3)	250,000	275,293
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 06/09/2023(1)	9,000,000	9,537,987
Deutsche Bank AG:
4.250%, 10/14/2021(1)	7,000,000	7,075,904
3.300%, 11/16/2022(1)	5,175,000	5,361,145
2.222%, 09/18/2024
(SOFR + 2.159%)(1)(3)	5,000,000	5,135,104
3.035%, 05/28/2032
(SOFR + 1.718%)(1)(3)	5,000,000	5,084,239
Discover Financial Services:
3.950%, 11/06/2024	4,200,000	4,577,427
3.750%, 03/04/2025	250,000	273,262
4.100%, 02/09/2027	12,000,000	13,427,529
Equitable Financial Life Global Funding,
1.400%, 07/07/2025(2)	225,000	226,891
FirstMerit Bank NA,
4.270%, 11/25/2026	5,450,000	6,129,901
GE Capital Funding LLC,
4.050%, 05/15/2027	5,000,000	5,658,933
Goldman Sachs Group, Inc.:
2.905%, 07/24/2023
(3 Month LIBOR USD + 0.990%)(3)	200,000	205,018
3.500%, 01/23/2025	2,000,000	2,162,392
3.272%, 09/29/2025
(3 Month LIBOR USD + 1.201%)(3)	3,500,000	3,744,243
1.093%, 12/09/2026 (SOFR + 0.789%)(3)	5,000,000	4,922,367
3.691%, 06/05/2028
(3 Month LIBOR USD + 1.510%)(3)	4,000,000	4,416,434
4.223%, 05/01/2029
(3 Month LIBOR USD + 1.301%)(3)	3,100,000	3,535,536
Guardian Life Global Funding,
3.400%, 04/25/2023(2)	9,000,000	9,479,844
Hartford Financial Services Group, Inc.,
2.800%, 08/19/2029	3,825,000	4,015,623
Health Care Service Corp.
A Mutual Legal Reserve Co.,
2.200%, 06/01/2030(2)	10,000,000	10,030,348
High Street Funding Trust I,
4.111%, 02/15/2028(2)	5,000,000	5,638,784
HSBC Holdings PLC:
3.262%, 03/13/2023
(3 Month LIBOR USD + 1.055%)(1)(3)	10,140,000	10,344,839
3.600%, 05/25/2023(1)	2,700,000	2,858,857
3.803%, 03/11/2025
(3 Month LIBOR USD + 1.211%)(1)(3)	3,000,000	3,225,853
4.292%, 09/12/2026
(3 Month LIBOR USD + 1.348%)(1)(3)	7,485,000	8,329,922
3.973%, 05/22/2030
(3 Month LIBOR USD + 1.610%)(1)(3)	1,000,000	1,119,277
Humana, Inc.,
2.900%, 12/15/2022	6,525,000	6,738,165
ING Groep NV,
3.550%, 04/09/2024(1)	4,000,000	4,308,654
Invesco Finance PLC,
3.125%, 11/30/2022	5,000,000	5,184,821
Jackson National Life Global Funding,
3.250%, 01/30/2024(1)(2)	10,350,000	11,020,438
Jefferies Group LLC:
4.850%, 01/15/2027	1,425,000	1,657,527
6.450%, 06/08/2027	3,075,000	3,829,353
John Hancock Life Insurance Co.,
7.375%, 02/15/2024(1)(2)	11,650,000	13,554,939
JPMorgan Chase & Co.:
1.406%, 10/24/2023
(3 Month LIBOR USD + 1.230%)(3)	5,035,000	5,107,252
4.023%, 12/05/2024
(3 Month LIBOR USD + 1.000%)(3)	20,000,000	21,586,542
2.301%, 10/15/2025 (SOFR + 1.160%)(3)	13,000,000	13,539,760
The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
JPMorgan Chase & Co.: (cont.)
2.005%, 03/13/2026 (SOFR + 1.585%)(3)	$7,625,000	$7,872,049
2.083%, 04/22/2026 (SOFR + 1.850%)(3)	3,000,000	3,102,132
1.045%, 11/19/2026 (SOFR + 0.800%)(3)	5,000,000	4,936,714
1.578%, 04/22/2027 (SOFR + 0.885%)(3)	7,000,000	7,036,267
2.522%, 04/22/2031 (SOFR + 2.040%)(3)	1,500,000	1,543,490
2.580%, 04/22/2032 (SOFR + 1.250%)(3)	5,000,000	5,131,699
KeyBank NA:
3.180%, 05/22/2022	2,750,000	2,821,018
3.400%, 05/20/2026	2,200,000	2,397,078
LeasePlan Corp. NV,
2.875%, 10/24/2024(1)(2)	10,250,000	10,764,724
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023(2)	966,000	1,031,753
4.569%, 02/01/2029(2)	1,559,000	1,821,142
Life Storage LP:
3.875%, 12/15/2027	8,000,000	8,922,215
4.000%, 06/15/2029	1,500,000	1,680,084
Lincoln National Corp.,
4.000%, 09/01/2023	250,000	268,244
Lloyds Bank PLC:
4.050%, 08/16/2023(1)	4,580,000	4,910,181
1.627%, 05/11/2027
(1 Year CMT Rate + 0.850%)(1)(3)	8,850,000	8,854,571
Macquarie Group Ltd.:
3.189%, 11/28/2023
(3 Month LIBOR USD + 1.023%)(1)(2)(3)	5,250,000	5,437,475
4.150%, 03/27/2024
(3 Month LIBOR USD + 1.330%)(1)(2)(3)	4,000,000	4,233,746
2.691%, 06/23/2032
(SOFR + 1.440%)(1)(2)(3)	5,000,000	5,013,075
Marsh & McLennan Companies, Inc.,
3.875%, 03/15/2024	1,550,000	1,681,199
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023(2)	12,053,000	13,331,113
MBIA Insurance Corp.,
11.444%, 01/15/2033
(3 Month LIBOR USD + 11.260%)(2)(3)(9)	500,000	146,875
Metropolitan Life Global Funding I,
3.000%, 01/10/2023(2)	1,300,000	1,351,619
Mitsubishi UFJ Financial Group, Inc.:
3.455%, 03/02/2023(1)	2,000,000	2,100,631
2.193%, 02/25/2025(1)	5,000,000	5,203,667
Mizuho Financial Group, Inc.:
2.601%, 09/11/2022(1)	5,000,000	5,134,768
4.600%, 03/27/2024(1)(2)	7,000,000	7,633,032
3.922%, 09/11/2024
(3 Month LIBOR USD + 1.000%)(1)(3)	3,000,000	3,213,869
Morgan Stanley:
1.576%, 10/24/2023
(3 Month LIBOR USD + 1.400%)(3)	7,000,000	7,113,785
2.188%, 04/28/2026 (SOFR + 1.990%)(3)	10,000,000	10,383,017
3.125%, 07/27/2026	4,600,000	4,983,997
National Australia Bank Ltd.,
2.332%, 08/21/2030(1)(2)	7,575,000	7,351,998
Nationwide Building Society:
3.766%, 03/08/2024
(3 Month LIBOR USD + 1.064%)(1)(2)(3)	5,000,000	5,250,696
4.000%, 09/14/2026(1)(2)	19,900,000	21,935,768
Nationwide Mutual Insurance Co.,
8.250%, 12/01/2031(2)	2,195,000	3,108,224
Nomura Holdings, Inc.,
1.851%, 07/16/2025(1)	3,175,000	3,245,473
Nordea Bank AB,
4.250%, 09/21/2022(1)(2)	12,850,000	13,421,366
Peachtree Corners Funding Trust,
3.976%, 02/15/2025(2)	6,556,000	7,176,421
People’s United Bank NA,
4.000%, 07/15/2024	5,000,000	5,383,906
Pine Street Trust I,
4.572%, 02/15/2029(2)	5,000,000	5,725,907
Principal Financial Group, Inc.,
3.100%, 11/15/2026	250,000	270,920
Principal Life Global Funding II,
3.000%, 04/18/2026(2)	7,000,000	7,559,183
Protective Life Corp.,
4.300%, 09/30/2028(1)(2)	1,400,000	1,568,799
Prudential Insurance Co. of America,
8.300%, 07/01/2025(2)	8,300,000	10,428,135
Reliance Standard Life Global Funding II,
2.750%, 01/21/2027(1)(2)	11,775,000	12,413,038
Royal Bank of Scotland Group PLC:
4.269%, 03/22/2025
(3 Month LIBOR USD + 1.762%)(1)(3)	7,454,000	8,085,232
5.076%, 01/27/2030
(3 Month LIBOR USD + 1.905%)(1)(3)	4,700,000	5,571,701
4.445%, 05/08/2030
(3 Month LIBOR USD + 1.871%)(1)(3)	6,850,000	7,841,299
Santander UK Group Holdings PLC:
3.373%, 01/05/2024
(3 Month LIBOR USD + 1.080%)(1)(3)	2,500,000	2,601,577
4.796%, 11/15/2024
(3 Month LIBOR USD + 1.570%)(1)(3)	5,000,000	5,466,949
Santander UK PLC,
5.000%, 11/07/2023(1)(2)	3,675,000	4,006,412
SMBC Aviation Capital Finance DAC:
3.000%, 07/15/2022(1)(2)	4,000,000	4,091,200
3.550%, 04/15/2024(1)(2)	6,075,000	6,451,747
Societe Generale SA:
5.000%, 01/17/2024(1)(2)	3,350,000	3,645,973
2.625%, 01/22/2025(1)(2)	2,855,000	2,978,382
4.250%, 04/14/2025(1)(2)	9,814,000	10,656,978
4.250%, 08/19/2026(1)(2)	225,000	246,165
1.488%, 12/14/2026
(1 Year CMT Rate + 1.100%)(1)(2)(3)	7,415,000	7,347,635
1.792%, 06/09/2027
(1 Year CMT Rate + 1.000%)(1)(2)(3)	10,000,000	9,975,691
Standard Chartered PLC:
3.785%, 05/21/2025
(3 Month LIBOR USD + 1.560%)(1)(2)(3)	4,125,000	4,434,296
2.819%, 01/30/2026
(3 Month LIBOR USD + 1.209%)(1)(2)(3)	15,000,000	15,743,047
1.456%, 01/14/2027
(1 Year CMT Rate + 1.000%)(1)(2)(3)	4,500,000	4,456,952
Stifel Financial Corp.:
4.250%, 07/18/2024	10,139,000	11,108,458
4.000%, 05/15/2030	11,970,000	13,258,208
Sumitomo Mitsui Financial Group, Inc.:
1.474%, 07/08/2025(1)	250,000	252,457
3.544%, 01/17/2028(1)	2,094,000	2,314,819
SunTrust Banks, Inc.,
2.700%, 01/27/2022	250,000	253,085
Synchrony Financial:
4.250%, 08/15/2024	5,275,000	5,764,145
3.700%, 08/04/2026	3,000,000	3,275,633
Trinity Acquisition PLC,
4.400%, 03/15/2026	1,125,000	1,271,388

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
UBS Group Funding Switzerland AG,
3.491%, 05/23/2023(1)(2)	$3,050,000	$3,132,497
Voya Financial, Inc.:
3.125%, 07/15/2024	3,350,000	3,564,991
3.650%, 06/15/2026	2,410,000	2,668,026
Wells Fargo & Co.:
1.416%, 10/31/2023
(3 Month LIBOR USD + 1.230%)(3)	5,000,000	5,070,500
1.654%, 06/02/2024 (SOFR + 1.600%)(3)	5,000,000	5,106,939
2.164%, 02/11/2026
(3 Month LIBOR USD + 0.750%)(3)	5,000,000	5,189,573
2.188%, 04/30/2026 (SOFR + 2.000%)(3)	16,000,000	16,611,092
3.196%, 06/17/2027
(3 Month LIBOR USD + 1.170%)(3)	275,000	296,787
2.393%, 06/02/2028 (SOFR + 2.100%)(3)	10,339,000	10,722,530
Westpac Banking Corp.,
2.894%, 02/04/2030
(5 Year CMT Rate + 1.350%)(1)(3)	2,000,000	2,074,340
Willis North America, Inc.:
3.600%, 05/15/2024	8,150,000	8,754,925
4.500%, 09/15/2028	8,500,000	9,818,317
Total Financials
(Cost $1,052,499,548)		1,105,054,248	17.6%
Total Corporate Bonds
(Cost $2,522,823,813)		2,644,892,284	42.2%
Municipal Bonds
Alabama Economic Settlement Authority,
3.163%, 09/15/2025	3,305,000	3,487,260
Central Valley Support Joint Powers Agency,
5.326%, 09/01/2022	2,000,000	2,109,332
City of Berwyn IL:
5.790%, 12/01/2022	430,000	439,974
5.790%, 12/01/2022	1,280,000	1,298,545
County of Cook IL,
5.240%, 11/15/2025 (Callable 11/15/2021)	2,345,000	2,385,868
County of Hamilton OH,
3.374%, 06/01/2034	10,000,000	10,577,494
County of Miami-Dade FL,
2.536%, 10/01/2033 (Callable 10/01/2030)	2,800,000	2,845,162
Dallas/Fort Worth International Airport,
1.329%, 11/01/2025	225,000	227,441
GBG LLC,
2.250%, 09/01/2030(2)	1,054,000	1,061,208
Great Lakes Water Authority,
2.315%, 07/01/2031	2,000,000	2,079,833
Indiana Finance Authority,
2.683%, 09/15/2023	200,000	203,266
Massachusetts Educational
Financing Authority:
1.921%, 07/01/2027(8)	10,000,000	10,015,929
2.161%, 07/01/2028(8)	10,000,000	10,021,795
New Jersey Economic
Development Authority,
0.000%, 02/15/2022	2,000,000	1,996,707
New Jersey Higher Education
Student Assistance Authority:
5.000%, 12/01/2027	1,000,000	1,232,926
5.000%, 12/01/2027	1,600,000	1,972,681
5.000%, 12/01/2028	1,225,000	1,537,361
5.000%, 12/01/2028	1,205,000	1,512,261
New Jersey Turnpike Authority,
3.223%, 01/01/2036
(Callable 07/01/2025)(2)	5,000,000	5,204,795
New York State Dormitory Authority,
3.000%, 08/01/2036 (Callable 08/01/2031)	1,650,000	1,658,182
Niagara Area Development Corp.:
3.004%, 05/01/2025	1,000,000	1,036,722
3.204%, 05/01/2026	1,995,000	2,067,105
3.272%, 05/01/2027	2,060,000	2,115,717
3.372%, 05/01/2028	2,130,000	2,180,432
3.422%, 05/01/2029	2,200,000	2,254,225
North Carolina Housing Finance Agency:
4.000%, 01/01/2030 (Callable 07/01/2021)	120,000	120,000
3.000%, 01/01/2033 (Callable 01/01/2025)	1,070,000	1,089,509
North East Independent School District,
5.240%, 08/01/2027	2,100,000	2,589,513
San Diego Convention Center Expansion
Financing Authority:
1.987%, 04/15/2026	3,440,000	3,524,467
2.363%, 04/15/2028	1,325,000	1,377,723
South Dakota Housing
Development Authority,
2.700%, 11/01/2036 (Callable 11/01/2025)	840,000	858,813
Winnebago & Boone Counties
School District No. 205:
3.800%, 12/01/2026 (Callable 12/01/2025)	2,200,000	2,396,969
3.950%, 12/01/2027 (Callable 12/01/2025)	1,700,000	1,849,696
Total Municipal Bonds
(Cost $82,527,312)		85,328,911	1.4%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1991-137, Class H,
7.000%, 10/25/2021	168	169
Series 1993-32, Class H,
6.000%, 03/25/2023	1,950	2,020
Federal Gold Loan
Mortgage Corp. (FGLMC),
6.000%, 07/01/2028	2,186	2,494
Federal Home Loan
Mortgage Corp. (FHLMC),
Series 1395, Class G, 6.000%, 10/15/2022	658	674
Total U.S. Government Agency Issues
(Cost $4,919)		5,357	0.0%
Non-U.S. Government Agency Issues
AMRESCO Residential Securities
Corp. Mortgage Loan Trust,
Series 1998-1, Class A6,
6.510%, 08/25/2027(4)	25	25
Argent Securities Inc. Asset-Backed
Pass-Through Certificates,
Series 2005-W3, Class A2D,
0.772%, 11/25/2035
(1 Month LIBOR USD + 0.680%)(3)	190,012	189,814
Banc of America Alternative Loan Trust,
Series 2006-2, Class 7A1,
6.000%, 09/25/2021(6)	20,345	19,392
Banc of America Funding Trust,
Series 2004-2, Class 1CB1,
5.750%, 09/20/2034	1,242,523	1,338,024
Bear Stearns ARM Trust,
Series 2004-5, Class 2A,
2.938%, 07/25/2034(4)	569,722	588,048
CWABS Asset-Backed Certificates Trust:
Series 2005-1, Class AF6,
5.030%, 06/25/2035(4)	644	648
Series 2006-9, Class 1AF3,
5.859%, 08/25/2036(4)	262,412	263,779

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Delta Funding Home Equity Loan Trust,
Series 1999-2, Class A7F,
7.030%, 08/15/2030	$83,081	$83,635
IMC Home Equity Loan Trust,
Series 1998-1, Class A6,
7.020%, 06/20/2029(7)	200	202
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1,
3.172%, 03/25/2036(4)(6)	192,972	185,103
Mill City Mortgage Loan Trust,
Series 2018-3, Class A1,
3.472%, 08/25/2058(2)(4)	138,905	144,496
New Residential Mortgage Loan Trust,
Series 2017-2A, Class A3,
4.000%, 03/25/2057(2)(4)	2,116,543	2,259,531
RALI Series Trust,
Series 2004-QS6, Class A1,
5.000%, 12/15/2021(6)	1,186	1,116
RAMP Series Trust,
Series 2005-RS1, Class AI6,
4.713%, 11/25/2034	148	149
Soundview Home Loan Trust,
Series 2003-2, Class A2,
1.392%, 11/25/2033
(1 Month LIBOR USD + 1.300%)(3)	855,886	856,205
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A,
2.231%, 10/25/2043(4)	1,667,642	1,680,314
Towd Point Mortgage Trust:
Series 2015-5, Class A1B,
2.750%, 05/25/2055(2)(4)	71,259	71,254
Series 2016-2, Class A1,
3.000%, 08/25/2055(2)(4)	579,587	585,259
Series 2017-1, Class A1,
2.750%, 10/25/2056(2)(4)	7,348,439	7,460,893
Series 2017-5, Class A1,
0.692%, 02/26/2057
(1 Month LIBOR USD + 0.600%)(2)(3)	2,073,926	2,074,028
Series 2019-1, Class A1,
3.722%, 03/25/2058(2)(4)	6,153,389	6,480,611
Series 2018-6, Class A1A,
3.750%, 03/25/2058(2)(4)	61,527	63,550
Series 2018-4, Class A1,
3.000%, 06/25/2058(2)(4)	109,264	113,584
Series 2019-4, Class A1,
2.900%, 10/25/2059(2)(4)	10,114,597	10,459,939
Series 2020-4, Class A1,
1.750%, 10/25/2060(2)	19,005,025	19,216,346
WaMu Mortgage Pass-Through
Certificates Trust:
Series 2004-AR3, Class A1,
2.577%, 06/25/2034(4)	1,176,515	1,211,667
Series 2004-CB2, Class 3A,
6.000%, 08/25/2034	1,693,819	1,834,931
Wells Fargo Home Equity
Asset-Backed Securities Trust,
Series 2004-2, Class A33,
1.092%, 10/25/2034
(1 Month LIBOR USD + 1.000%)(3)	1,263,266	1,253,289
Total Non-U.S. Government Agency Issues
(Cost $57,437,789)		58,435,832	0.9%
Total Residential
Mortgage-Backed Securities
(Cost $57,442,708)		58,441,189	0.9%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured
Pass Through Certificates:
Series K717, Class A2,
2.991%, 09/25/2021	320,332	320,892
Series K720, Class A2,
2.716%, 06/25/2022	17,250,000	17,521,129
Series K721, Class A2,
3.090%, 08/25/2022(4)	247,344	252,882
Series K723, Class A2,
2.454%, 08/25/2023	14,500,000	14,994,245
Series K038, Class A2,
3.389%, 03/25/2024	1,775,000	1,898,902
Series K726, Class A2,
2.905%, 04/25/2024	134,825	141,640
Series K041, Class A2,
3.171%, 10/25/2024	4,895,000	5,267,420
Series K043, Class A2,
3.062%, 12/25/2024	4,250,000	4,567,378
Series K048, Class A2,
3.284%, 06/25/2025(4)	8,725,000	9,501,273
Series K050, Class A2,
3.334%, 08/25/2025(4)	12,375,000	13,508,705
Series K734, Class A2,
3.208%, 02/25/2026	9,475,000	10,348,766
Series K062, Class A2,
3.413%, 12/25/2026	21,774,000	24,277,372
Series K064, Class A2,
3.224%, 03/25/2027	1,325,000	1,466,961
Series K065, Class A2,
3.243%, 04/25/2027	2,075,000	2,301,915
Series K066, Class A2,
3.117%, 06/25/2027	170,000	187,603
Series K068, Class A2,
3.244%, 08/25/2027	24,446,000	27,211,933
Series K069, Class A2,
3.187%, 09/25/2027(4)	175,000	194,448
Series K071, Class A2,
3.286%, 11/25/2027	7,075,000	7,905,584
Total U.S. Government Agency Issues
(Cost $135,875,965)		141,869,048	2.3%
Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK9, Class A4,
3.538%, 11/17/2054	9,275,000	10,301,651
Series 2017-BNK7, Class ASB,
3.265%, 09/17/2060	1,300,000	1,391,217
Series 2018-BN10, Class A5,
3.688%, 02/17/2061	895,000	1,001,550
CD Mortgage Trust,
Series 2017-CD6, Class ASB,
3.332%, 11/15/2050	10,723,000	11,559,628
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4,
3.093%, 04/10/2046	11,725,000	12,145,523
Series 2015-GC27, Class A5,
3.137%, 02/10/2048	13,810,576	14,728,543
Series 2015-GC35, Class A4,
3.818%, 11/13/2048	15,210,000	16,775,535
COMM Mortgage Trust:
Series 2012-CR2, Class A4,
3.147%, 08/17/2045	375,000	382,135

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
COMM Mortgage Trust: (cont.)
Series 2014-CR19, Class A5,
3.796%, 08/12/2047	$225,000	$243,535
Series 2013-CR11, Class A4,
4.258%, 08/12/2050	13,025,000	13,971,446
CSAIL Commercial Mortgage Trust,
Series 2021-C20, Class ASB,
2.436%, 03/17/2054	6,866,000	7,120,093
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A5,
4.155%, 07/12/2051(4)	9,372,252	10,740,811
J.P. Morgan Chase Commercial
Mortgage Securities Trust:
Series 2013-LC11, Class A5,
2.960%, 04/15/2046	175,000	181,423
Series 2013-LC11, Class A4,
2.694%, 04/17/2046	3,058,423	3,137,336
Series 2013-C10, Class ASB,
2.702%, 12/17/2047	66,768	67,856
JPMBB Commercial Mortgage
Securities Trust:
Series 2013-C12, Class A5,
3.664%, 07/17/2045	3,373,000	3,539,715
Series 2013-C17, Class A3,
3.928%, 01/17/2047	34,350	35,624
Series 2014-C26, Class A4,
3.494%, 01/17/2048	14,480,202	15,630,664
JPMCC Commercial Mortgage
Securities Trust,
Series 2017-C7, Class A5,
3.409%, 10/17/2050	5,125,000	5,650,712
Morgan Stanley Bank of
America Merrill Lynch Trust:
Series 2013-C7, Class A4,
2.918%, 02/16/2046	12,980,000	13,355,323
Series 2014-C16, Class A4,
3.600%, 06/17/2047	12,843,581	13,520,778
Series 2015-C27, Class A4,
3.753%, 12/17/2047	28,920,000	31,705,505
Series 2015-C25, Class ASB,
3.383%, 10/19/2048	196,653	206,386
Series 2016-C29, Class ASB,
3.140%, 05/17/2049	4,852,149	5,115,492
Series 2017-C34, Class A4,
3.536%, 11/18/2052	14,450,000	16,020,804
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB,
3.244%, 12/17/2047	11,412,504	11,904,055
Series 2015-P2, Class ASB,
3.656%, 12/17/2048	10,569,264	11,209,876
Series 2015-P2, Class A4,
3.809%, 12/17/2048	21,019,144	23,215,401
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4,
3.440%, 04/15/2045	3,835,659	3,845,193
Series 2014-C24, Class ASB,
3.324%, 11/18/2047	6,938,196	7,235,214
Series 2013-C12, Class ASB,
2.838%, 03/17/2048	2,728,572	2,776,379
Total Non-U.S. Government Agency Issues
(Cost $262,759,657)		268,715,403	4.3%
Total Commercial
Mortgage-Backed Securities
(Cost $398,635,622)		410,584,451	6.6%
Asset Backed Securities
Bank of The West Auto Trust,
Series 2019-1, Class A3,
2.430%, 04/15/2024(2)	6,421,507	6,498,827
Conseco Financial Corp.:
Series 1998-7, Class A1,
6.320%, 05/01/2029	75,590	75,711
Series 1998-3, Class A5,
6.220%, 03/01/2030	8,178	8,192
Series 1998-4, Class A5,
6.180%, 04/01/2030	12,574	12,700
Discover Card Execution Note Trust,
Series 2017-A4, Class A4,
2.530%, 10/15/2026	4,000,000	4,219,517
Hyundai Auto Lease Securitization Trust,
Series 2020-A, Class A3,
1.950%, 07/15/2023(2)	15,050,000	15,170,492
MMAF Equipment Finance LLC,
Series 2020-A, Class A3,
0.970%, 04/09/2027(2)	6,550,000	6,605,293
Nelnet Student Loan Trust,
Series 2021-A, Class APT1,
1.360%, 04/20/2062(2)	9,000,000	9,001,437
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3,
6.450%, 12/15/2023	13,905	14,264
PFS Financing Corp.:
Series 2019-A, Class A2,
2.860%, 04/15/2024(2)	12,125,000	12,369,541
Series 2021-A, Class A,
0.710%, 04/15/2026(2)	14,675,000	14,663,298
Synchrony Card Issuance Trust,
Series 2018-A1, Class A,
3.380%, 09/15/2024	275,000	276,788
Towd Point Mortgage Trust,
Series 2020-MH1, Class A1,
2.250%, 02/25/2060(2)(4)	10,709,950	10,838,203
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A,
2.560%, 11/25/2031(2)	25,592,000	26,985,612
Series 2020-1A, Class A,
1.350%, 05/25/2033(2)	225,000	228,738
Verizon Owner Trust,
Series 2019-B, Class A1A,
2.330%, 12/20/2023	150,000	151,650
Volkswagen Auto Loan Enhanced Trust,
Series 2020-1, Class A3,
0.980%, 11/20/2024	150,000	151,102
Total Asset Backed Securities
(Cost $105,776,972)		107,271,365	1.7%
Total Long-Term Investments
(Cost $5,942,775,448)		6,063,224,189	96.8%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government
Obligations Fund, Class U, 0.03%(5)	278,260,547	$278,260,547
Total Short-Term Investment
(Cost $278,260,547)		278,260,547	4.5%
Total Investments
(Cost $6,221,035,995)		6,341,484,736	101.3%
Liabilities in Excess of Other Assets		(79,496,223)	(1.3)%
TOTAL NET ASSETS		$6,261,988,513	100.0%
Notes to Schedule of Investments
CMT – Constant Maturity Treasury
LIBOR – London Inter-bank Offered Rate
SOFR – Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2021, the value of these securities totaled $990,798,081, which represented 15.82% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2021.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2021.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2021.
(8)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$2,749,535,679	$—	$2,749,535,679
Other Government Related Security	—	7,170,310	—	7,170,310
Corporate Bonds	—	2,644,892,284	—	2,644,892,284
Municipal Bonds	—	85,328,911	—	85,328,911
Residential Mortgage-Backed Securities – U.S. Government Agency Issues	—	5,357	—	5,357
Residential Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	58,435,832	—	58,435,832
Commercial Mortgage-Backed Securities – U.S. Government Agency Issues	—	141,869,048	—	141,869,048
Commercial Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	268,715,403	—	268,715,403
Asset Backed Securities	—	107,271,365	—	107,271,365
Total Long-Term Investments	—	6,063,224,189	—	6,063,224,189
Short-Term Investment
Money Market Mutual Fund	278,260,547	—	—	278,260,547
Total Short-Term Investment	278,260,547	—	—	278,260,547
Total Investments	$278,260,547	$6,063,224,189	$—	$6,341,484,736

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
June 30, 2021 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$35,748,240,231

	SEC 30-Day Yield(3)
	Institutional Class	1.36%
	Investor Class	1.12%

	Average Effective Duration	6.58 years

	Average Effective Maturity	8.29 years

	Annualized Expense Ratio(4)
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio Turnover Rate	17%	(6)

	Number of Holdings	1,487
Sector Weightings(1)

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2021.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2021.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Aggregate Bond Fund
June 30, 2021 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2021	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	-1.47%	0.64%	3.59%	4.18%	5.29%
Investor Class Shares	-1.62%	0.37%	3.31%	3.92%	5.04%
Bloomberg Barclays U.S. Aggregate Bond Index(2)	-1.60%	-0.33%	3.03%	3.39%	4.78%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2021.
(2)
The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund maintains securities with longer maturities in order to provide a greater potential for return. Generally, the longer a bond’s maturity, the greater the interest rate risk. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, business interruptions, growth concerns in the U.S. and overseas, and changed travel and social behaviors. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.875%, 03/31/2022	$223,150,000	$226,148,578
2.125%, 12/31/2022	438,400,000	451,141,000
2.500%, 05/15/2024	1,504,785,000	1,593,955,264
2.250%, 11/15/2025	649,600,000	691,113,500
2.000%, 11/15/2026	999,675,000	1,054,969,523
2.250%, 11/15/2027	1,186,325,000	1,268,997,023
1.625%, 08/15/2029	143,150,000	146,410,018
0.625%, 08/15/2030	1,010,975,000	941,865,376
1.375%, 11/15/2040	383,750,000	344,715,430
2.875%, 05/15/2043	1,307,995,000	1,504,296,431
2.500%, 02/15/2045	1,329,450,000	1,438,402,575
2.875%, 05/15/2049	318,675,000	373,160,955
Total U.S. Treasury Securities
(Cost $10,101,612,108)		10,035,175,673	28.1%
Other Government Related Securities
Comision Federal de Electricidad,
4.875%, 01/15/2024(1)(2)	3,423,000	3,722,547
Corp Andina de Fomento,
4.375%, 06/15/2022(1)	6,107,000	6,326,363
NBN Co. Ltd.,
2.625%, 05/05/2031(1)(2)	13,625,000	13,956,496
Petroleos Mexicanos:
4.500%, 01/23/2026(1)	1,953,000	1,977,217
5.950%, 01/28/2031(1)	558,000	542,097
6.350%, 02/12/2048(1)	8,500,000	7,243,700
Sinopec Group Overseas
Development [2014] Ltd.,
4.375%, 04/10/2024(1)(2)	1,500,000	1,637,839
Sinopec Group Overseas
Development [2015] Ltd.,
3.250%, 04/28/2025(1)(2)	7,500,000	8,016,600
Sinopec Group Overseas
Development [2017] Ltd.,
3.000%, 04/12/2022(1)(2)	15,000,000	15,265,801
Total Other Government
Related Securities
(Cost $57,997,888)		58,688,660	0.2%
Corporate Bonds
Industrials
A.P. Meoller – Maersk A/S,
3.750%, 09/22/2024(1)(2)	22,000,000	23,714,900
Abbott Laboratories,
4.900%, 11/30/2046	4,700,000	6,432,261
AbbVie, Inc.:
5.000%, 12/15/2021	24,000,000	24,231,033
3.250%, 10/01/2022	17,863,000	18,365,953
3.850%, 06/15/2024	12,067,000	13,087,330
3.800%, 03/15/2025	16,425,000	17,966,424
2.950%, 11/21/2026	9,625,000	10,346,359
4.550%, 03/15/2035	12,000,000	14,564,521
4.500%, 05/14/2035	17,395,000	20,952,220
4.300%, 05/14/2036	6,000,000	7,118,531
4.050%, 11/21/2039	12,700,000	14,750,106
Adventist Health System:
2.952%, 03/01/2029	19,250,000	20,292,204
3.630%, 03/01/2049	9,000,000	9,882,588
Agilent Technologies, Inc.,
2.100%, 06/04/2030	14,000,000	13,851,199
Air Products and Chemicals, Inc.,
2.700%, 05/15/2040	10,425,000	10,572,731
Alcon Finance Corp.:
2.750%, 09/23/2026(1)(2)	14,770,000	15,630,676
3.800%, 09/23/2049(1)(2)	7,000,000	7,778,772
Allegion PLC,
3.500%, 10/01/2029	21,494,000	23,360,263
Allegion US Holding Co., Inc.:
3.200%, 10/01/2024	7,000,000	7,441,452
3.550%, 10/01/2027	11,975,000	13,014,015
Amgen, Inc.:
3.150%, 02/21/2040	13,350,000	13,910,723
4.400%, 05/01/2045	12,300,000	14,934,002
Analog Devices, Inc.,
3.125%, 12/05/2023	10,000,000	10,577,707
Anglo American Capital PLC:
4.875%, 05/14/2025(1)(2)	3,376,000	3,821,339
4.750%, 04/10/2027(1)(2)	10,000,000	11,494,337
4.000%, 09/11/2027(1)(2)	2,570,000	2,849,294
2.625%, 09/10/2030(1)(2)	25,000,000	25,094,559
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029(1)	4,075,000	4,854,404
4.375%, 04/15/2038(1)	7,000,000	8,368,993
5.450%, 01/23/2039(1)	20,000,000	26,377,407
4.900%, 02/01/2046(1)	67,184,000	85,038,150
AP Moller – Maersk A/S:
3.875%, 09/28/2025(1)(2)	8,900,000	9,772,295
4.500%, 06/20/2029(1)(2)	8,000,000	9,246,728
Apple, Inc.,
2.650%, 05/11/2050	10,000,000	9,818,362
ArcelorMittal:
4.550%, 03/11/2026(1)	13,000,000	14,702,898
4.250%, 07/16/2029(1)	20,000,000	22,122,166
AT&T, Inc.:
2.550%, 12/01/2033(2)	22,965,000	22,750,088
5.250%, 03/01/2037	10,000,000	12,597,799
4.900%, 08/15/2037	10,000,000	12,321,852
6.375%, 03/01/2041	11,764,000	16,887,314
3.100%, 02/01/2043	5,825,000	5,707,629
5.150%, 02/15/2050	6,905,000	8,866,540
3.550%, 09/15/2055(2)	55,110,000	55,294,775
3.800%, 12/01/2057(2)	19,423,000	20,236,483
3.650%, 09/15/2059(2)	49,359,000	50,054,892
BAE Systems PLC,
1.900%, 02/15/2031(1)(2)	18,500,000	17,829,099
Bayer US Finance II LLC:
5.500%, 08/15/2025(1)(2)	14,400,000	16,489,761
4.250%, 12/15/2025(1)(2)	14,440,000	16,091,164
Becton Dickinson and Co.:
3.363%, 06/06/2024	6,300,000	6,749,756
3.734%, 12/15/2024	4,000,000	4,355,794
2.823%, 05/20/2030	15,000,000	15,710,622
4.875%, 05/15/2044	10,815,000	12,810,712
Bell Canada, Inc.:
4.464%, 04/01/2048(1)	1,225,000	1,521,505
4.300%, 07/29/2049(1)	4,123,000	4,973,103
Bimbo Bakeries USA, Inc.,
4.000%, 05/17/2051(1)(2)	11,700,000	12,563,490
Boardwalk Pipelines LP:
4.950%, 12/15/2024	27,631,000	30,884,607
5.950%, 06/01/2026	28,506,000	33,795,257
4.450%, 07/15/2027	13,777,000	15,543,303
4.800%, 05/03/2029	16,918,000	19,468,761
3.400%, 02/15/2031	5,825,000	6,182,887
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Boeing Co.:
2.196%, 02/04/2026	$47,500,000	$47,954,016
5.040%, 05/01/2027	5,140,000	5,930,676
5.150%, 05/01/2030	24,000,000	28,419,719
Bon Secours Mercy Health, Inc.:
3.464%, 06/01/2030	8,000,000	8,774,380
3.205%, 06/01/2050	10,800,000	11,184,141
BorgWarner, Inc.,
5.000%, 10/01/2025(2)	27,301,000	31,328,590
Bristol-Myers Squibb Co.,
3.250%, 02/20/2023	5,941,000	6,206,315
Broadcom, Inc.:
3.625%, 10/15/2024	13,075,000	14,160,813
3.125%, 01/15/2025	12,000,000	12,809,204
3.150%, 11/15/2025	23,600,000	25,294,017
4.250%, 04/15/2026	58,100,000	65,132,176
4.750%, 04/15/2029	29,000,000	33,734,451
5.000%, 04/15/2030	11,000,000	12,977,488
3.500%, 02/15/2041(2)	16,000,000	16,368,461
Broadridge Financial Solutions, Inc.,
2.900%, 12/01/2029	11,300,000	11,948,143
Bunge Limited Finance Corp.:
3.000%, 09/25/2022	15,000,000	15,406,669
1.630%, 08/17/2025	10,000,000	10,117,778
3.250%, 08/15/2026	11,550,000	12,475,442
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,000,000	3,637,909
Cameron LNG LLC,
3.302%, 01/15/2035(2)	20,000,000	21,475,726
Campbell Soup Co.,
3.950%, 03/15/2025	10,325,000	11,388,234
Canadian Natural Resources Ltd.,
6.500%, 02/15/2037(1)	982,000	1,319,139
Carlisle Companies, Inc.:
3.500%, 12/01/2024	5,000,000	5,395,874
2.750%, 03/01/2030	16,000,000	16,644,606
Carrier Global Corp.:
2.242%, 02/15/2025	8,125,000	8,448,128
2.493%, 02/15/2027	25,975,000	27,186,509
2.722%, 02/15/2030	6,861,000	7,112,911
2.700%, 02/15/2031	18,500,000	19,047,888
CCL Industries, Inc.,
3.050%, 06/01/2030(1)(2)	20,000,000	20,985,415
Celanese US Holdings LLC,
3.500%, 05/08/2024	10,640,000	11,368,614
Celulosa Arauco y Constitucion SA,
3.875%, 11/02/2027(1)	12,000,000	12,900,000
CF Industries, Inc.:
3.450%, 06/01/2023	21,000,000	21,918,750
5.150%, 03/15/2034	3,000,000	3,629,805
Charter Communications Operating LLC:
4.464%, 07/23/2022	13,773,000	14,259,032
4.908%, 07/23/2025	54,750,000	62,026,875
3.750%, 02/15/2028	5,000,000	5,514,283
5.050%, 03/30/2029	33,420,000	39,475,407
2.300%, 02/01/2032	10,525,000	10,118,965
6.384%, 10/23/2035	37,906,000	50,667,701
3.500%, 06/01/2041	12,225,000	12,307,760
4.400%, 12/01/2061	24,375,000	26,190,580
Cheniere Corpus Christi Holdings LLC:
7.000%, 06/30/2024	4,000,000	4,582,128
5.875%, 03/31/2025	5,646,000	6,470,706
5.125%, 06/30/2027	30,119,000	35,021,971
3.700%, 11/15/2029	13,723,000	14,989,387
Cigna Corp.:
3.050%, 11/30/2022	10,000,000	10,350,288
3.000%, 07/15/2023	5,512,000	5,772,602
3.500%, 06/15/2024	9,000,000	9,648,299
4.125%, 11/15/2025	3,190,000	3,574,840
4.500%, 02/25/2026	9,810,000	11,164,787
2.400%, 03/15/2030	15,000,000	15,302,590
4.800%, 08/15/2038	5,000,000	6,227,143
CK Hutchison International Ltd.:
2.875%, 04/05/2022(1)(2)	8,000,000	8,138,480
2.500%, 04/15/2031(1)(2)	13,525,000	13,773,589
CNH Industrial Capital LLC:
1.950%, 07/02/2023(1)	22,275,000	22,834,347
4.200%, 01/15/2024(1)	2,450,000	2,651,103
1.875%, 01/15/2026(1)	20,000,000	20,339,086
CNH Industrial NV,
3.850%, 11/15/2027(1)	23,656,000	26,191,768
Columbia Pipeline Group, Inc.:
4.500%, 06/01/2025(1)	6,199,000	6,958,339
5.800%, 06/01/2045(1)	10,776,000	14,545,424
Comcast Corp.:
3.300%, 04/01/2027	9,125,000	10,056,847
3.200%, 07/15/2036	6,000,000	6,437,284
3.969%, 11/01/2047	8,622,000	10,038,033
4.950%, 10/15/2058	10,000,000	13,828,133
CommonSpirit Health,
3.347%, 10/01/2029	17,635,000	19,099,175
Conagra Brands, Inc.:
7.125%, 10/01/2026	6,441,000	8,064,488
7.000%, 10/01/2028	4,300,000	5,728,911
5.300%, 11/01/2038	5,000,000	6,354,480
Corning, Inc.,
4.375%, 11/15/2057	9,000,000	10,723,522
Costco Wholesale Corp.,
1.600%, 04/20/2030	15,000,000	14,804,170
Cox Communications, Inc.:
3.850%, 02/01/2025(2)	4,725,000	5,142,031
3.350%, 09/15/2026(2)	4,450,000	4,832,286
4.800%, 02/01/2035(2)	14,000,000	16,967,064
3.600%, 06/15/2051(2)	21,000,000	22,113,585
CSX Corp.,
4.650%, 03/01/2068	9,000,000	11,780,354
CVS Health Corp.:
3.625%, 04/01/2027	3,000,000	3,324,465
3.250%, 08/15/2029	8,000,000	8,680,329
4.780%, 03/25/2038	40,059,000	49,282,434
2.700%, 08/21/2040	5,000,000	4,846,584
5.125%, 07/20/2045	29,155,000	37,920,451
5.050%, 03/25/2048	30,300,000	39,355,933
Daimler Finance North America LLC:
3.400%, 02/22/2022(1)(2)	6,550,000	6,681,071
2.550%, 08/15/2022(1)(2)	30,000,000	30,702,838
1.750%, 03/10/2023(1)(2)	20,000,000	20,411,843
Danone SA,
2.589%, 11/02/2023(1)(2)	19,600,000	20,432,470
Dell International LLC / EMC Corp.:
5.450%, 06/15/2023	15,043,000	16,319,600
6.020%, 06/15/2026	80,596,000	96,757,624
6.100%, 07/15/2027	5,580,000	6,836,468
Dentsply Sirona,
3.250%, 06/01/2030	25,000,000	26,738,727
Deutsche Telekom International
Finance BV,
8.750%, 06/15/2030(1)	8,661,000	12,977,969

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Dignity Health,
5.267%, 11/01/2064	$2,921,000	$4,037,560
Dollar General Corp.,
3.500%, 04/03/2030	7,000,000	7,690,017
DuPont de Nemours, Inc.:
4.493%, 11/15/2025	10,000,000	11,371,552
5.319%, 11/15/2038	29,000,000	38,352,738
DXC Technology Co.:
4.250%, 04/15/2024	54,525,000	59,140,934
4.125%, 04/15/2025	12,041,000	13,233,599
4.750%, 04/15/2027	36,917,000	42,505,288
Eagle Materials, Inc.,
2.500%, 07/01/2031(8)	8,700,000	8,619,014
Eastern Gas Transmission and Storage, Inc.:
4.800%, 11/01/2043	4,017,000	4,766,447
4.600%, 12/15/2044	3,674,000	4,271,720
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023	4,000,000	4,152,829
EI du Pont de Nemours and Co.,
2.300%, 07/15/2030	7,450,000	7,650,451
Elanco Animal Health, Inc.,
5.272%, 08/28/2023	10,000,000	10,755,900
Element Fleet Management Corp.,
3.850%, 06/15/2025(1)(2)	18,492,000	19,892,385
Enable Midstream Partners LP,
3.900%, 05/15/2024	5,000,000	5,314,274
Enbridge Energy Partners LP:
7.500%, 04/15/2038(1)	4,500,000	6,674,397
7.375%, 10/15/2045(1)	20,000,000	31,380,521
Encana Corp.,
3.900%, 11/15/2021	20,000,000	20,047,828
Energy Transfer LP:
3.900%, 07/15/2026	10,000,000	10,919,059
4.000%, 10/01/2027	2,000,000	2,200,346
5.400%, 10/01/2047	7,425,000	8,796,749
Energy Transfer Operating LP:
5.500%, 06/01/2027	5,468,000	6,412,786
5.250%, 04/15/2029	22,666,000	26,772,392
4.900%, 03/15/2035	4,550,000	5,256,016
5.800%, 06/15/2038	7,797,000	9,693,052
6.050%, 06/01/2041	1,968,000	2,495,502
5.950%, 10/01/2043	3,550,000	4,428,878
6.125%, 12/15/2045	5,797,000	7,388,967
6.000%, 06/15/2048	10,000,000	12,640,077
6.250%, 04/15/2049	3,850,000	5,052,148
Energy Transfer Partners LP:
4.050%, 03/15/2025	21,190,000	22,975,822
6.500%, 02/01/2042	5,621,000	7,297,888
Eni SpA,
4.250%, 05/09/2029(1)(2)	18,250,000	20,760,962
Enterprise Products Operating LLC:
3.700%, 02/15/2026	8,350,000	9,236,974
5.750%, 03/01/2035	4,930,000	6,365,247
3.200%, 02/15/2052	30,725,000	30,480,430
EQT Midstream Partners LP:
4.750%, 07/15/2023	3,504,000	3,657,300
4.000%, 08/01/2024	3,000,000	3,082,500
4.125%, 12/01/2026	10,000,000	10,237,500
Equinix, Inc.:
3.200%, 11/18/2029	2,000,000	2,145,209
2.150%, 07/15/2030	7,675,000	7,626,005
ERAC USA Finance LLC,
3.300%, 12/01/2026(2)	20,225,000	22,043,832
Exxon Mobil Corp.,
2.992%, 03/19/2025	33,700,000	36,146,206
FedEx Corp.,
4.950%, 10/17/2048	15,000,000	19,346,798
Ferguson Finance PLC:
4.500%, 10/24/2028(2)	34,125,000	39,712,961
3.250%, 06/02/2030(2)	28,100,000	30,327,065
Fidelity National Information
Services, Inc.:
3.100%, 03/01/2041	7,100,000	7,273,003
4.500%, 08/15/2046	17,040,000	20,863,162
Fiserv, Inc.:
3.500%, 10/01/2022	5,410,000	5,578,458
3.200%, 07/01/2026	11,650,000	12,607,370
4.200%, 10/01/2028	5,000,000	5,747,681
2.650%, 06/01/2030	28,900,000	29,922,387
4.400%, 07/01/2049	3,500,000	4,221,569
Flex Ltd.:
3.750%, 02/01/2026	15,000,000	16,404,484
4.875%, 06/15/2029	14,600,000	16,839,670
FLIR Systems, Inc.,
2.500%, 08/01/2030	7,000,000	7,052,951
Florida Gas Transmission Co. LLC,
2.550%, 07/01/2030(2)	18,500,000	18,689,281
FMC Corp.:
4.100%, 02/01/2024	46,920,000	50,367,951
3.200%, 10/01/2026	5,000,000	5,399,154
Fomento Economico
Mexicano SAB de CV:
2.875%, 05/10/2023(1)	5,000,000	5,161,800
4.375%, 05/10/2043(1)	1,874,000	2,227,361
3.500%, 01/16/2050(1)	42,509,000	44,709,266
Ford Motor Credit Co. LLC:
3.339%, 03/28/2022	5,000,000	5,073,500
2.979%, 08/03/2022	34,690,000	35,166,988
3.087%, 01/09/2023	5,900,000	6,018,000
4.140%, 02/15/2023	10,000,000	10,362,500
5.584%, 03/18/2024	9,350,000	10,240,120
3.664%, 09/08/2024	5,565,000	5,832,899
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029	15,000,000	16,132,777
Fresenius Medical Care
US Finance II, Inc.,
4.750%, 10/15/2024(1)(2)	14,530,000	16,144,538
Fresenius Medical Care
US Finance III, Inc.:
1.875%, 12/01/2026(1)(2)	4,200,000	4,200,121
3.750%, 06/15/2029(1)(2)	24,200,000	26,325,592
2.375%, 02/16/2031(1)(2)	25,000,000	24,390,375
General Electric Co.:
3.450%, 05/01/2027	4,000,000	4,397,076
3.625%, 05/01/2030	10,000,000	11,150,793
6.875%, 01/10/2039	651,000	973,933
General Motors Co.,
6.125%, 10/01/2025	21,479,000	25,426,886
General Motors Financial Co., Inc.:
4.375%, 09/25/2021	2,675,000	2,699,855
3.450%, 01/14/2022	5,000,000	5,069,707
3.150%, 06/30/2022	6,000,000	6,143,755
1.700%, 08/18/2023	25,000,000	25,515,995
5.100%, 01/17/2024	33,000,000	36,329,805
2.900%, 02/26/2025	13,000,000	13,760,998
1.250%, 01/08/2026	19,000,000	18,873,381

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Genpact Luxembourg Sarl,
3.375%, 12/01/2024	$49,575,000	$52,961,264
Genpact Luxembourg SARL,
1.750%, 04/10/2026	25,000,000	25,051,018
Gilead Sciences, Inc.,
4.600%, 09/01/2035	4,600,000	5,628,397
Glencore Finance (Canada) Ltd.,
5.550%, 10/25/2042(1)(2)	5,000,000	6,456,950
Glencore Funding LLC:
4.125%, 05/30/2023(1)(2)	13,691,000	14,562,251
4.625%, 04/29/2024(1)(2)	35,620,000	39,043,077
4.000%, 04/16/2025(1)(2)	4,450,000	4,858,332
4.000%, 03/27/2027(1)(2)	25,550,000	28,318,420
3.875%, 10/27/2027(1)(2)	2,000,000	2,199,600
4.875%, 03/12/2029(1)(2)	11,000,000	12,792,256
2.500%, 09/01/2030(1)(2)	30,000,000	29,926,699
3.875%, 04/27/2051(1)(2)	6,000,000	6,283,214
Global Payments, Inc.:
4.000%, 06/01/2023	19,700,000	20,923,269
4.800%, 04/01/2026	13,830,000	15,811,978
2.900%, 05/15/2030	14,467,000	15,072,665
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022(1)(2)	4,367,000	4,462,610
3.875%, 06/27/2024(1)(2)	18,220,000	19,639,110
4.875%, 06/27/2044(1)(2)	8,250,000	9,853,140
4.700%, 11/10/2047(1)(2)	25,000,000	29,384,618
4.000%, 09/06/2049(1)(2)	7,300,000	7,773,102
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,633,000	3,720,276
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025(2)	5,000,000	5,579,043
Halliburton Co.,
3.800%, 11/15/2025	551,000	609,021
HCA, Inc.:
5.250%, 04/15/2025	30,686,000	35,106,886
4.500%, 02/15/2027	15,000,000	16,951,126
3.500%, 07/15/2051	20,000,000	19,990,887
Hewlett Packard Enterprise Co.,
4.400%, 10/15/2022	15,150,000	15,808,645
HP, Inc.:
2.200%, 06/17/2025	15,000,000	15,568,965
3.000%, 06/17/2027	35,000,000	37,481,251
Hubbell, Inc.,
3.150%, 08/15/2027	11,700,000	12,538,168
Husky Energy, Inc.,
4.400%, 04/15/2029(1)	20,000,000	22,617,034
Hutchison Whampoa International Ltd.,
3.625%, 10/31/2024(1)(2)	7,850,000	8,549,753
Hyundai Capital America:
3.750%, 07/08/2021(1)(2)	12,950,000	12,957,294
3.950%, 02/01/2022(1)(2)	17,222,000	17,562,354
3.100%, 04/05/2022(1)(2)	21,255,000	21,659,618
3.000%, 06/20/2022(1)(2)	6,222,000	6,364,309
0.800%, 04/03/2023(1)(2)	33,750,000	33,743,813
1.250%, 09/18/2023(1)(2)	14,000,000	14,127,815
3.400%, 06/20/2024(1)(2)	19,025,000	20,281,424
5.875%, 04/07/2025(1)(2)	3,000,000	3,463,650
1.300%, 01/08/2026(1)(2)	10,000,000	9,882,478
Infor, Inc.,
1.750%, 07/15/2025(2)	17,375,000	17,726,848
Ingersoll-Rand Luxembourg Finance SA,
4.500%, 03/21/2049	10,000,000	12,558,148
Ingredion, Inc.,
2.900%, 06/01/2030	26,775,000	28,006,212
International Business Machines Corp.,
4.150%, 05/15/2039	11,325,000	13,458,150
International Flavors & Fragrances, Inc.,
1.832%, 10/15/2027	5,000,000	4,985,795
JAB Holdings BV,
2.200%, 11/23/2030(1)(2)	18,925,000	18,378,016
JM Smucker Co.:
3.500%, 03/15/2025	5,000,000	5,452,839
2.375%, 03/15/2030	9,125,000	9,295,517
Johnson Controls International PLC:
6.000%, 01/15/2036	892,000	1,248,789
4.500%, 02/15/2047	4,400,000	5,520,805
4.950%, 07/02/2064(7)	1,713,000	2,330,771
Kansas City Southern:
4.700%, 05/01/2048	10,075,000	12,548,337
3.500%, 05/01/2050	12,000,000	12,647,666
Kellogg Co.,
2.100%, 06/01/2030	20,000,000	20,098,397
Keysight Technologies, Inc.,
4.600%, 04/06/2027	36,562,000	42,482,699
Kinder Morgan Energy Partners LP:
4.300%, 05/01/2024	10,000,000	10,896,366
7.300%, 08/15/2033	8,103,000	11,440,298
5.800%, 03/15/2035	2,150,000	2,761,696
6.950%, 01/15/2038	14,008,000	20,021,039
6.500%, 09/01/2039	5,359,000	7,470,837
7.500%, 11/15/2040	7,917,000	11,684,134
Kinder Morgan, Inc.:
5.625%, 11/15/2023(2)	5,017,000	5,526,722
8.050%, 10/15/2030	3,670,000	5,092,175
7.800%, 08/01/2031	16,745,000	23,962,043
7.750%, 01/15/2032	36,569,000	52,460,929
Kraft Heinz Foods Co.:
3.000%, 06/01/2026	9,249,000	9,849,579
5.000%, 07/15/2035	14,740,000	18,080,379
L3Harris Technologies, Inc.,
3.832%, 04/27/2025	5,000,000	5,474,948
Lafarge SA,
7.125%, 07/15/2036(1)	893,000	1,322,598
Leidos, Inc.:
3.625%, 05/15/2025	12,925,000	14,045,597
4.375%, 05/15/2030	40,178,000	45,623,324
2.300%, 02/15/2031	8,175,000	7,975,694
Lennar Corp.,
4.125%, 01/15/2022	496,000	500,960
Lennox International, Inc.,
3.000%, 11/15/2023	5,930,000	6,214,946
Lockheed Martin Corp.,
3.100%, 01/15/2023	5,000,000	5,187,759
Lundin Energy Finance BV,
2.000%, 07/15/2026(1)(2)	10,000,000	10,016,004
LYB International Finance III LLC,
2.250%, 10/01/2030	5,925,000	5,916,253
Magellan Midstream Partners LP:
3.200%, 03/15/2025	5,000,000	5,287,641
3.950%, 03/01/2050	5,100,000	5,533,534
Marathon Petroleum Corp.:
3.625%, 09/15/2024	1,600,000	1,721,506
4.750%, 09/15/2044	1,500,000	1,772,305
Marshfield Clinic Health System, Inc.,
2.703%, 02/15/2030	23,125,000	23,407,010
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030	6,200,000	6,305,347
6.250%, 05/01/2037	893,000	1,173,800

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
McDonald’s Corp.:
3.300%, 07/01/2025	$3,000,000	$3,259,411
3.500%, 07/01/2027	6,000,000	6,648,793
Microchip Technology, Inc.:
4.333%, 06/01/2023	16,455,000	17,547,647
0.972%, 02/15/2024(2)	10,000,000	9,995,073
Microsoft Corp.:
3.950%, 08/08/2056	9,903,000	12,571,440
2.675%, 06/01/2060	2,097,000	2,076,749
Midwest Connector Capital Co. LLC,
4.625%, 04/01/2029(2)	11,300,000	12,010,591
Molex Electronic Technologies LLC,
3.900%, 04/15/2025(2)	9,365,000	9,609,789
Molson Coors Beverage Co.,
3.000%, 07/15/2026	9,889,000	10,590,047
Mosaic Co.:
4.250%, 11/15/2023	36,878,000	39,608,795
5.450%, 11/15/2033	2,000,000	2,504,116
4.875%, 11/15/2041	5,000,000	5,841,659
MPLX LP:
4.500%, 07/15/2023	18,255,000	19,524,375
4.000%, 02/15/2025	6,000,000	6,549,884
4.875%, 06/01/2025	18,665,000	21,069,632
1.750%, 03/01/2026	17,125,000	17,309,626
4.125%, 03/01/2027	11,700,000	13,073,540
2.650%, 08/15/2030	22,125,000	22,330,617
4.500%, 04/15/2038	5,725,000	6,569,182
Mylan NV,
3.950%, 06/15/2026	32,400,000	35,689,773
Mylan, Inc.:
3.125%, 01/15/2023(2)	5,000,000	5,180,209
4.550%, 04/15/2028	16,705,000	19,184,170
5.200%, 04/15/2048	9,000,000	11,074,994
Newell Brands, Inc.,
3.850%, 04/01/2023	15,000,000	15,712,500
Norfolk Southern Corp.,
3.050%, 05/15/2050	15,000,000	14,993,561
Nutrien Ltd.:
3.375%, 03/15/2025(1)	5,125,000	5,520,671
4.200%, 04/01/2029(1)	7,000,000	8,050,946
nVent Finance Sarl,
4.550%, 04/15/2028	26,190,000	28,765,879
Occidental Petroleum Corp.:
3.200%, 08/15/2026	11,000,000	11,082,500
7.500%, 05/01/2031	7,170,000	9,034,200
7.875%, 09/15/2031	6,320,000	8,121,200
ONEOK, Inc.:
7.500%, 09/01/2023	5,000,000	5,631,483
2.750%, 09/01/2024	1,200,000	1,263,296
Oracle Corp.:
2.800%, 04/01/2027	26,225,000	27,809,894
3.850%, 07/15/2036	7,500,000	8,245,071
4.500%, 07/08/2044	3,000,000	3,499,387
3.950%, 03/25/2051	3,300,000	3,601,913
Orange SA,
9.000%, 03/01/2031(1)	29,044,000	45,679,557
Otis Worldwide Corp.,
3.362%, 02/15/2050	3,025,000	3,183,866
Pactiv LLC,
7.950%, 12/15/2025	286,000	321,750
PeaceHealth Obligated Group,
3.218%, 11/15/2050	7,200,000	7,564,416
Penske Truck Leasing Co.:
2.700%, 11/01/2024(2)	5,275,000	5,547,332
4.000%, 07/15/2025(2)	31,150,000	34,305,411
PepsiCo, Inc.,
2.750%, 03/19/2030	10,675,000	11,495,933
PerkinElmer, Inc.:
3.300%, 09/15/2029	24,200,000	26,172,919
3.625%, 03/15/2051	12,000,000	13,071,432
Pernod Ricard SA,
4.250%, 07/15/2022(1)(2)	20,527,000	21,309,307
Perrigo Finance Unlimited Co.,
4.375%, 03/15/2026	4,875,000	5,364,789
Phillips 66:
2.150%, 12/15/2030	12,000,000	11,796,782
5.875%, 05/01/2042	6,000,000	8,192,623
4.875%, 11/15/2044	21,130,000	26,270,351
Phillips 66 Partners LP:
3.605%, 02/15/2025	3,000,000	3,231,315
3.550%, 10/01/2026	7,000,000	7,605,767
3.150%, 12/15/2029	12,000,000	12,603,742
Plains All American Pipeline LP /
PAA Finance Corp.,
3.550%, 12/15/2029	10,000,000	10,530,231
Premier Health Partners,
2.911%, 11/15/2026	29,767,000	31,066,407
Quanta Services, Inc.,
2.900%, 10/01/2030	8,275,000	8,579,716
Raytheon Technologies Corp.:
3.500%, 03/15/2027	9,578,000	10,564,534
7.500%, 09/15/2029	8,000,000	11,172,688
2.250%, 07/01/2030	12,375,000	12,575,601
4.350%, 04/15/2047	9,175,000	11,277,132
3.125%, 07/01/2050	6,000,000	6,160,083
Regency Energy Partners LP /
Regency Energy Finance Corp.,
5.875%, 03/01/2022	8,955,000	9,146,572
Reliance Steel & Aluminum Co.,
2.150%, 08/15/2030	10,000,000	9,851,980
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035(1)	446,000	612,812
Rogers Communications, Inc.,
5.450%, 10/01/2043(1)	16,560,000	21,807,578
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	17,500,000	20,001,403
5.875%, 06/30/2026	60,000,000	71,025,401
Samarco Mineracao SA,
5.750%, 10/24/2023(1)(2)(9)	4,463,000	3,458,825
Seagate HDD Cayman,
4.750%, 06/01/2023(1)	7,500,000	7,979,925
Shell International Finance BV:
2.375%, 04/06/2025(1)	8,875,000	9,330,184
3.250%, 05/11/2025(1)	5,725,000	6,213,021
2.750%, 04/06/2030(1)	8,750,000	9,326,944
4.125%, 05/11/2035(1)	10,000,000	11,893,570
Sherwin-Williams Co.,
4.500%, 06/01/2047	4,000,000	5,003,233
Shire Acquisitions Investments
Ireland DAC,
2.875%, 09/23/2023(1)	26,223,000	27,441,817
SK Hynix, Inc.,
1.500%, 01/19/2026(1)(2)	21,852,000	21,555,250
SK Telecom Co. Ltd.,
6.625%, 07/20/2027(1)(2)	1,339,000	1,711,617
Smith & Nephew PLC,
2.032%, 10/14/2030(1)	14,575,000	14,255,577
Smithfield Foods, Inc.:
2.650%, 10/03/2021(1)(2)	6,000,000	6,029,209
3.350%, 02/01/2022(1)(2)	30,802,000	31,234,969

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023(1)(2)	$10,000,000	$10,437,500
Sodexo, Inc.,
1.634%, 04/16/2026(1)(2)	7,000,000	7,050,685
Solvay Finance America LLC,
4.450%, 12/03/2025(1)(2)	61,307,000	68,768,580
Southern Copper Corp.,
7.500%, 07/27/2035(1)	5,000,000	7,225,000
Spectra Energy Partners LP,
4.500%, 03/15/2045(1)	7,000,000	8,199,700
Steel Dynamics, Inc.:
2.400%, 06/15/2025	5,000,000	5,228,490
3.250%, 01/15/2031	7,000,000	7,510,728
STERIS Irish FinCo Unlimited Co.,
3.750%, 03/15/2051	7,500,000	7,961,941
Suntory Holdings Ltd.:
2.550%, 06/28/2022(1)(2)	16,500,000	16,818,520
2.250%, 10/16/2024(1)(2)	8,500,000	8,808,669
Sysco Corp.:
5.650%, 04/01/2025	10,165,000	11,775,736
3.300%, 07/15/2026	11,550,000	12,553,264
Takeda Pharmaceutical Co. Ltd.,
3.175%, 07/09/2050(1)	15,000,000	15,159,635
TC PipeLines LP:
4.375%, 03/13/2025(1)	31,115,000	34,255,405
3.900%, 05/25/2027(1)	30,327,000	33,424,589
Telecom Italia Capital SA,
7.200%, 07/18/2036(1)	5,475,000	7,062,750
Telefonica Emisiones SA:
4.665%, 03/06/2038(1)	4,000,000	4,703,855
5.213%, 03/08/2047(1)	12,225,000	15,260,157
4.895%, 03/06/2048(1)	29,050,000	34,785,398
5.520%, 03/01/2049(1)	18,775,000	24,430,265
Teva Pharmaceutical Finance
Netherlands III BV:
2.800%, 07/21/2023(1)	25,000,000	24,912,250
3.150%, 10/01/2026(1)	15,000,000	14,268,750
Textron, Inc.,
3.000%, 06/01/2030	19,675,000	20,694,934
Time Warner Cable LLC:
6.550%, 05/01/2037	893,000	1,216,472
6.750%, 06/15/2039	2,767,000	3,851,985
Timken Co.:
3.875%, 09/01/2024	11,255,000	12,048,411
4.500%, 12/15/2028	6,550,000	7,317,398
T-Mobile USA, Inc.:
3.875%, 04/15/2030	60,382,000	67,496,207
2.550%, 02/15/2031	20,000,000	20,224,000
4.375%, 04/15/2040	24,900,000	29,190,270
TransCanada PipeLines Ltd.,
7.625%, 01/15/2039(1)	21,077,000	32,641,223
Transcontinental Gas Pipe Line Co. LLC:
7.250%, 12/01/2026	3,500,000	4,481,180
4.600%, 03/15/2048	5,150,000	6,275,066
Triton Container International Ltd.,
2.050%, 04/15/2026(1)(2)	20,000,000	20,072,160
TTX Co.:
3.600%, 01/15/2025(2)	5,000,000	5,459,265
3.900%, 02/01/2045(2)	10,250,000	11,499,845
4.600%, 02/01/2049(2)	8,325,000	10,651,868
Tyson Foods, Inc.,
5.100%, 09/23/2048	10,000,000	13,162,092
Universal Health Services, Inc.,
2.650%, 10/15/2030(2)	10,000,000	10,055,300
Upjohn, Inc.:
3.850%, 06/22/2040(2)	13,083,000	13,913,529
4.000%, 06/22/2050(2)	40,600,000	42,935,680
UPMC,
3.600%, 04/03/2025	45,000,000	48,911,145
Vale Overseas Ltd.:
6.250%, 08/10/2026(1)	32,481,000	39,074,643
3.750%, 07/08/2030(1)	13,926,000	14,827,012
8.250%, 01/17/2034(1)	8,526,000	12,447,960
6.875%, 11/21/2036(1)	18,483,000	25,334,833
6.875%, 11/10/2039(1)	16,643,000	23,279,729
Valero Energy Corp.:
2.850%, 04/15/2025	15,000,000	15,904,861
2.150%, 09/15/2027	14,150,000	14,373,968
4.000%, 04/01/2029	15,475,000	17,280,988
6.625%, 06/15/2037	2,100,000	2,878,856
Valero Energy Partners LP,
4.375%, 12/15/2026	10,000,000	11,324,551
Verizon Communications, Inc.:
3.000%, 03/22/2027	5,000,000	5,380,650
4.329%, 09/21/2028	3,077,000	3,580,214
2.550%, 03/21/2031	6,600,000	6,746,025
4.500%, 08/10/2033	16,325,000	19,507,853
4.272%, 01/15/2036	8,148,000	9,694,695
5.250%, 03/16/2037	28,793,000	37,770,008
4.812%, 03/15/2039	36,839,000	46,663,143
2.650%, 11/20/2040	10,000,000	9,623,172
3.400%, 03/22/2041	3,850,000	4,072,694
4.862%, 08/21/2046	2,500,000	3,234,472
5.500%, 03/16/2047	4,150,000	5,805,578
3.700%, 03/22/2061	26,725,000	28,624,039
Viterra Finance BV:
2.000%, 04/21/2026(1)(2)	23,641,000	23,673,074
3.200%, 04/21/2031(1)(2)	30,450,000	30,687,672
Vodafone Group PLC:
7.875%, 02/15/2030(1)	3,100,000	4,427,043
5.000%, 05/30/2038(1)	6,800,000	8,558,862
4.375%, 02/19/2043(1)	15,554,000	18,137,674
5.250%, 05/30/2048(1)	24,200,000	31,887,507
Volkswagen Group of America
Finance LLC:
4.000%, 11/12/2021(1)(2)	8,845,000	8,968,183
4.250%, 11/13/2023(1)(2)	17,350,000	18,751,169
2.850%, 09/26/2024(1)(2)	14,000,000	14,783,441
3.350%, 05/13/2025(1)(2)	10,000,000	10,791,074
1.250%, 11/24/2025(1)(2)	30,000,000	29,822,947
Vontier Corp.,
2.400%, 04/01/2028(2)	4,921,000	4,888,029
Vulcan Materials Co.,
4.700%, 03/01/2048	3,446,000	4,342,795
Wabtec Corp.:
4.375%, 08/15/2023	2,678,000	2,836,538
4.400%, 03/15/2024	24,825,000	26,897,581
3.450%, 11/15/2026	28,315,000	30,389,817
4.950%, 09/15/2028	4,739,000	5,497,177
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	6,383,000	6,422,384
3.450%, 06/01/2026	2,080,000	2,263,606
3.200%, 04/15/2030	13,575,000	14,519,867
4.800%, 11/18/2044	4,520,000	5,399,738
4.650%, 06/01/2046	4,000,000	4,657,823
Waste Connections, Inc.,
2.600%, 02/01/2030	7,525,000	7,775,049
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Western Digital Corp.,
4.750%, 02/15/2026	$4,000,000	$4,445,000
Western Gas Partners LP:
4.000%, 07/01/2022	10,463,000	10,633,024
3.950%, 06/01/2025	8,000,000	8,312,400
Western Midstream Operating LP,
4.350%, 02/01/2025	20,000,000	21,131,800
Westinghouse Air Brake
Technologies Corp.,
3.200%, 06/15/2025	10,295,000	10,948,730
WestRock MWV LLC,
8.200%, 01/15/2030	7,963,000	11,265,492
Williams Companies, Inc.:
3.600%, 03/15/2022	10,176,000	10,346,790
3.700%, 01/15/2023	1,690,000	1,759,861
4.300%, 03/04/2024	7,310,000	7,940,209
4.550%, 06/24/2024	7,000,000	7,711,975
3.900%, 01/15/2025	3,160,000	3,455,479
8.750%, 03/15/2032	5,750,000	8,835,455
6.300%, 04/15/2040	8,142,000	11,160,242
4.850%, 03/01/2048	7,000,000	8,507,359
Woodside Finance Ltd.:
3.650%, 03/05/2025(1)(2)	12,300,000	13,132,193
4.500%, 03/04/2029(1)(2)	19,400,000	21,734,272
WRKCo, Inc.,
3.000%, 09/15/2024	14,895,000	15,769,223
Xylem, Inc.,
2.250%, 01/30/2031	9,325,000	9,387,177
Yara International ASA,
3.800%, 06/06/2026(1)(2)	23,500,000	25,891,288
Zimmer Biomet Holdings, Inc.:
3.550%, 04/01/2025	20,996,000	22,778,650
3.550%, 03/20/2030	14,977,000	16,392,535
5.750%, 11/30/2039	11,967,000	15,983,769
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	9,500,000	9,651,454
Zoetis, Inc.:
3.250%, 02/01/2023	34,200,000	35,518,306
4.700%, 02/01/2043	3,568,000	4,587,000
Total Industrials
(Cost $7,335,244,536)		7,859,188,948	22.0%
Utilities
Ameren Corp.,
3.500%, 01/15/2031	20,000,000	21,898,611
American Electric Power Co., Inc.,
3.250%, 03/01/2050	10,175,000	10,171,421
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023(1)(2)	5,000,000	5,221,200
Avangrid, Inc.,
3.200%, 04/15/2025(1)	14,000,000	15,035,501
Berkshire Hathaway Energy Co.:
4.050%, 04/15/2025	5,000,000	5,551,697
3.700%, 07/15/2030	18,425,000	20,884,868
2.850%, 05/15/2051	13,675,000	13,230,287
Consumers Energy Co.,
3.500%, 08/01/2051	9,400,000	10,649,411
Dominion Energy, Inc.:
2.450%, 01/15/2023(2)	15,000,000	15,444,028
3.375%, 04/01/2030	10,000,000	10,889,104
Duke Energy Corp.,
2.650%, 09/01/2026	10,000,000	10,552,558
Edison International,
2.950%, 03/15/2023	5,000,000	5,161,507
EDP Finance BV,
3.625%, 07/15/2024(1)(2)	19,175,000	20,614,398
Enel Finance International NV:
2.875%, 05/25/2022(1)(2)	7,000,000	7,153,185
3.625%, 05/25/2027(1)(2)	22,790,000	25,033,812
3.500%, 04/06/2028(1)(2)	8,000,000	8,759,223
4.875%, 06/14/2029(1)(2)	6,615,000	7,894,438
6.800%, 09/15/2037(1)(2)	4,565,000	6,659,673
4.750%, 05/25/2047(1)(2)	63,375,000	77,808,779
Entergy Corp.,
2.950%, 09/01/2026	13,075,000	13,945,046
Essential Utilities, Inc.,
2.704%, 04/15/2030	14,100,000	14,629,411
Evergy, Inc.,
2.450%, 09/15/2024	6,675,000	6,990,327
Eversource Energy,
1.650%, 08/15/2030	9,925,000	9,498,753
Exelon Corp.:
4.050%, 04/15/2030	8,900,000	10,136,537
4.950%, 06/15/2035	3,500,000	4,297,787
FirstEnergy Corp.:
2.650%, 03/01/2030	4,300,000	4,282,671
3.400%, 03/01/2050	15,000,000	14,662,500
FirstEnergy Transmission LLC,
2.866%, 09/15/2028(2)	10,000,000	10,351,174
Interstate Power and Light Co.,
2.300%, 06/01/2030	9,350,000	9,472,224
ITC Holdings Corp.:
3.350%, 11/15/2027(1)	25,581,000	27,866,137
2.950%, 05/14/2030(1)(2)	10,000,000	10,524,653
Liberty Utilities Finance GP 1,
2.050%, 09/15/2030(1)(2)	10,000,000	9,641,690
National Rural Utilities
Cooperative Finance Corp.,
8.000%, 03/01/2032	4,659,000	7,038,872
NiSource, Inc.:
3.600%, 05/01/2030	4,585,000	5,076,543
5.250%, 02/15/2043	5,779,000	7,611,989
3.950%, 03/30/2048	11,750,000	13,392,183
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030	9,500,000	10,095,421
RGS I&M Funding Corp.,
9.820%, 12/07/2022	103,087	104,581
Southern Co.,
4.250%, 07/01/2036	5,525,000	6,400,123
Talent Yield Investments Ltd.,
4.500%, 04/25/2022(1)(2)	1,785,000	1,831,784
Xcel Energy, Inc.,
3.400%, 06/01/2030	15,000,000	16,442,033
Total Utilities
(Cost $480,210,702)		512,906,140	1.4%
Financials
ABN AMRO Bank NV:
7.750%, 05/15/2023(1)(2)	7,200,000	8,010,355
4.750%, 07/28/2025(1)(2)	62,453,000	70,005,816
4.800%, 04/18/2026(1)(2)	24,705,000	28,009,541
1.542%, 06/16/2027
(1 Year CMT Rate + 0.800%)(1)(2)(3)	5,000,000	4,966,287
AerCap Holdings NV:
4.875%, 01/16/2024(1)	20,000,000	21,772,796
2.875%, 08/14/2024(1)	20,000,000	20,915,189
AIA Group Ltd.,
3.200%, 03/11/2025(1)(2)	6,000,000	6,376,980

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Air Lease Corp.:
4.250%, 02/01/2024	$8,550,000	$9,270,862
2.300%, 02/01/2025	15,000,000	15,506,728
American International Group, Inc.:
4.875%, 06/01/2022	17,698,000	18,422,262
4.125%, 02/15/2024	893,000	972,385
3.750%, 07/10/2025	12,135,000	13,372,184
3.875%, 01/15/2035	4,875,000	5,513,167
6.820%, 11/15/2037	1,410,000	1,953,386
Ameriprise Financial, Inc.,
3.000%, 04/02/2025	13,700,000	14,679,287
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	269,747
Anthem, Inc.:
2.375%, 01/15/2025	6,000,000	6,283,320
5.100%, 01/15/2044	1,584,000	2,083,624
4.375%, 12/01/2047	8,650,000	10,550,029
ANZ New Zealand (Int’l) Ltd.,
3.400%, 03/19/2024(1)(2)	2,000,000	2,145,919
Aon PLC:
4.000%, 11/27/2023	6,150,000	6,591,488
3.875%, 12/15/2025	9,126,000	10,133,293
4.450%, 05/24/2043	1,274,000	1,510,889
Arthur J. Gallagher & Co.,
3.500%, 05/20/2051	5,625,000	5,891,102
ASB Bank Ltd.,
3.750%, 06/14/2023(1)(2)	10,000,000	10,631,561
Australia & New Zealand
Banking Group Ltd.:
4.500%, 03/19/2024(1)(2)	44,423,000	48,603,481
2.950%, 07/22/2030
(5 Year CMT Rate + 1.288%)(1)(2)(3)	5,000,000	5,201,750
2.570%, 11/25/2035
(5 Year CMT Rate + 1.700%)(1)(2)(3)	15,000,000	14,570,700
Banco Bilbao Vizcaya Argentaria SA,
1.125%, 09/18/2025(1)	10,000,000	9,912,366
Banco Santander SA:
3.500%, 04/11/2022(1)	13,000,000	13,315,538
2.746%, 05/28/2025(1)	7,000,000	7,376,588
5.179%, 11/19/2025(1)	16,183,000	18,494,620
4.379%, 04/12/2028(1)	13,400,000	15,313,748
3.490%, 05/28/2030(1)	5,000,000	5,399,058
2.749%, 12/03/2030(1)	19,250,000	19,069,396
Bank of America Corp.:
3.300%, 01/11/2023	7,000,000	7,306,250
4.125%, 01/22/2024	15,000,000	16,331,747
3.458%, 03/15/2025
(3 Month LIBOR USD + 0.970%)(3)	28,881,000	30,867,557
3.093%, 10/01/2025
(3 Month LIBOR USD + 1.090%)(3)	15,000,000	15,979,013
2.456%, 10/22/2025
(3 Month LIBOR USD + 0.870%)(3)	17,775,000	18,594,337
3.559%, 04/23/2027
(3 Month LIBOR USD + 1.060%)(3)	9,000,000	9,857,013
1.734%, 07/22/2027
(SOFR + 0.960%)(3)	10,000,000	10,076,912
3.248%, 10/21/2027	6,000,000	6,508,437
3.419%, 12/20/2028
(3 Month LIBOR USD + 1.040%)(3)	37,683,000	41,040,910
2.087%, 06/14/2029
(SOFR + 1.060%)(3)	15,000,000	15,121,376
3.194%, 07/23/2030
(3 Month LIBOR USD + 1.180%)(3)	5,000,000	5,382,811
2.496%, 02/13/2031
(3 Month LIBOR USD + 0.990%)(3)	13,000,000	13,272,919
2.592%, 04/29/2031
(SOFR + 2.150%)(3)	60,000,000	61,856,232
7.750%, 05/14/2038	1,138,000	1,796,131
Bank of New Zealand,
2.000%, 02/21/2025(1)(2)	16,000,000	16,544,373
Bank of Nova Scotia,
4.500%, 12/16/2025(1)	8,500,000	9,628,186
Bank of Tokyo-Mitsubishi UFJ Ltd.:
4.100%, 09/09/2023(1)(2)	2,911,000	3,140,646
3.750%, 03/10/2024(1)(2)	2,800,000	3,025,994
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023(1)(2)	34,100,000	36,336,022
Barclays PLC:
3.684%, 01/10/2023(1)	25,475,000	25,910,764
4.610%, 02/15/2023
(3 Month LIBOR USD + 1.400%)(1)(3)	10,000,000	10,256,024
4.338%, 05/16/2024
(3 Month LIBOR USD + 1.356%)(1)(3)	13,000,000	13,860,416
3.650%, 03/16/2025(1)	8,100,000	8,770,518
3.932%, 05/07/2025
(3 Month LIBOR USD + 1.610%)(1)(3)	34,300,000	37,026,967
2.852%, 05/07/2026
(3 Month LIBOR USD + 2.714%)(1)(3)	10,000,000	10,564,728
BBVA USA:
2.875%, 06/29/2022	8,000,000	8,189,317
3.875%, 04/10/2025	36,235,000	39,922,971
Belrose Funding Trust,
2.330%, 08/15/2030(2)	13,950,000	13,670,518
BNP Paribas SA:
3.375%, 01/09/2025(1)(2)	8,350,000	8,955,896
2.819%, 11/19/2025 (3 Month LIBOR
USD + 1.111%)(1)(2)(3)	17,100,000	17,991,618
4.375%, 05/12/2026(1)(2)	45,131,000	50,222,408
2.219%, 06/09/2026
(SOFR + 2.074%)(1)(2)(3)	15,000,000	15,459,102
1.323%, 01/13/2027
(SOFR + 1.004%)(1)(2)(3)	20,000,000	19,757,703
4.625%, 03/13/2027(1)(2)	4,500,000	5,078,102
1.904%, 09/30/2028
(SOFR + 1.609%)(1)(2)(3)	27,000,000	26,816,107
2.871%, 04/19/2032
(SOFR + 1.387%)(1)(2)(3)	19,075,000	19,589,463
2.588%, 08/12/2035
(5 Year CMT Rate + 2.050%)(1)(2)(3)	14,000,000	13,676,781
BNZ International Funding Ltd.:
2.650%, 11/03/2022(1)(2)	20,350,000	20,996,726
3.375%, 03/01/2023(1)(2)	20,000,000	20,987,089
BPCE SA:
5.700%, 10/22/2023(1)(2)	22,955,000	25,412,697
4.000%, 04/15/2024(1)	2,500,000	2,728,203
5.150%, 07/21/2024(1)(2)	31,285,000	34,857,469
2.375%, 01/14/2025(1)(2)	12,000,000	12,494,847
4.500%, 03/15/2025(1)(2)	55,492,000	61,140,981
1.652%, 10/06/2026
(SOFR + 1.520%)(1)(2)(3)	15,000,000	15,066,201
2.277%, 01/20/2032
(SOFR + 1.312%)(1)(2)(3)	12,850,000	12,605,187
Brown & Brown, Inc.:
4.500%, 03/15/2029	23,825,000	27,404,772
2.375%, 03/15/2031	27,360,000	27,336,624
Canadian Imperial Bank of Commerce,
3.100%, 04/02/2024(1)	37,700,000	40,057,972

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Capital One Financial Corp.:
3.200%, 01/30/2023	$6,550,000	$6,820,019
3.900%, 01/29/2024	4,550,000	4,910,451
3.300%, 10/30/2024	2,998,000	3,228,942
3.650%, 05/11/2027	26,000,000	28,859,361
Capital One NA,
3.375%, 02/15/2023	45,962,000	48,091,635
Centene Corp.,
2.500%, 03/01/2031	35,000,000	34,518,750
Citigroup, Inc.:
2.350%, 08/02/2021	6,100,000	6,110,699
2.750%, 04/25/2022	11,575,000	11,788,518
3.142%, 01/24/2023
(3 Month LIBOR USD + 0.722%)(3)	12,200,000	12,384,600
2.876%, 07/24/2023
(3 Month LIBOR USD + 0.950%)(3)	20,350,000	20,872,480
1.565%, 09/01/2023
(3 Month LIBOR USD + 1.430%)(3)	7,000,000	7,098,815
4.044%, 06/01/2024
(3 Month LIBOR USD + 1.023%)(3)	22,600,000	24,071,319
3.750%, 06/16/2024	1,000,000	1,087,568
3.352%, 04/24/2025
(3 Month LIBOR USD + 0.897%)(3)	5,650,000	6,020,373
3.700%, 01/12/2026	4,500,000	4,976,385
3.106%, 04/08/2026
(SOFR + 2.842%)(3)	20,000,000	21,403,858
3.887%, 01/10/2028
(3 Month LIBOR USD + 1.563%)(3)	20,600,000	22,926,685
3.668%, 07/24/2028
(3 Month LIBOR USD + 1.390%)(3)	3,142,000	3,465,251
3.520%, 10/27/2028
(3 Month LIBOR USD + 1.151%)(3)	1,500,000	1,642,629
2.572%, 06/03/2031
(SOFR + 2.107%)(3)	25,000,000	25,700,556
2.561%, 05/01/2032
(SOFR + 1.167%)(3)	6,000,000	6,107,711
Citizens Bank NA:
2.250%, 04/28/2025	20,000,000	20,896,183
3.750%, 02/18/2026	12,120,000	13,405,036
Citizens Financial Group, Inc.:
2.850%, 07/27/2026	10,000,000	10,657,644
3.250%, 04/30/2030	28,025,000	30,363,874
CNA Financial Corp.:
7.250%, 11/15/2023	4,000,000	4,596,546
4.500%, 03/01/2026	14,000,000	15,877,148
3.450%, 08/15/2027	12,000,000	13,151,173
3.900%, 05/01/2029	8,000,000	8,979,795
Comerica Bank,
4.000%, 07/27/2025	10,000,000	11,038,853
Commonwealth Bank of Australia:
2.688%, 03/11/2031(1)(2)	10,000,000	9,997,490
3.610%, 09/12/2034
(5 Year CMT Rate + 2.050%)(1)(2)(3)	10,000,000	10,584,400
3.743%, 09/12/2039(1)(2)	23,500,000	25,891,701
Cooperatieve Rabobank UA:
4.625%, 12/01/2023(1)	14,630,000	15,997,618
4.375%, 08/04/2025(1)	20,397,000	22,775,064
3.750%, 07/21/2026(1)	20,829,000	22,937,054
Credit Agricole SA:
3.375%, 01/10/2022(1)(2)	10,180,000	10,343,319
3.750%, 04/24/2023(1)(2)	5,000,000	5,287,481
4.375%, 03/17/2025(1)(2)	4,204,000	4,622,936
1.248%, 01/26/2027
(SOFR + 0.892%)(1)(2)(3)	20,000,000	19,690,672
3.250%, 01/14/2030(1)(2)	6,800,000	7,158,735
4.000%, 01/10/2033 (5 Year Swap
Rate USD + 1.644%)(1)(2)(3)	8,000,000	8,686,009
Credit Suisse AG,
3.625%, 09/09/2024(1)	4,325,000	4,698,781
Credit Suisse Group AG:
3.574%, 01/09/2023(1)(2)	17,000,000	17,269,203
4.207%, 06/12/2024 (3 Month
LIBOR USD + 1.240%)(1)(2)(3)	8,325,000	8,866,604
2.593%, 09/11/2025
(SOFR + 1.560%)(1)(2)(3)	12,250,000	12,744,590
2.193%, 06/05/2026
(SOFR + 2.044%)(1)(2)(3)	15,000,000	15,358,656
1.305%, 02/02/2027
(SOFR + 0.980%)(1)(2)(3)	40,000,000	39,178,024
4.282%, 01/09/2028(1)(2)	17,403,000	19,358,869
3.869%, 01/12/2029 (3 Month
LIBOR USD + 1.410%)(1)(2)(3)	11,000,000	12,112,911
4.194%, 04/01/2031
(SOFR + 3.730%)(1)(2)(3)	20,000,000	22,476,572
3.091%, 05/14/2032
(SOFR + 1.730%)(1)(2)(3)	10,000,000	10,302,516
Credit Suisse Group Funding
Guernsey Ltd.:
3.800%, 06/09/2023(1)	14,550,000	15,419,745
4.550%, 04/17/2026(1)	2,000,000	2,265,224
Credit Suisse USA, Inc.,
7.125%, 07/15/2032(1)	5,063,000	7,325,755
CyrusOne LP / CyrusOne Finance Corp.,
2.150%, 11/01/2030	11,000,000	10,435,867
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022(1)(2)	12,000,000	12,266,362
Danske Bank A/S,
1.621%, 09/11/2026
(1 Year CMT Rate + 1.350%)(1)(2)(3)	10,000,000	10,009,361
Deutsche Bank AG:
4.250%, 10/14/2021(1)	36,125,000	36,516,716
5.000%, 02/14/2022(1)	10,000,000	10,273,547
3.300%, 11/16/2022(1)	22,175,000	22,972,635
3.700%, 05/30/2024(1)	10,000,000	10,713,424
2.222%, 09/18/2024
(SOFR + 2.159%)(1)(3)	52,000,000	53,405,081
2.129%, 11/24/2026
(SOFR + 1.870%)(1)(3)	17,000,000	17,250,021
3.035%, 05/28/2032
(SOFR + 1.718%)(1)(3)	14,000,000	14,235,870
Discover Bank:
3.350%, 02/06/2023	8,600,000	8,959,099
4.200%, 08/08/2023	20,000,000	21,535,177
3.450%, 07/27/2026	22,000,000	24,016,373
4.650%, 09/13/2028	13,747,000	16,132,762
Discover Financial Services:
3.950%, 11/06/2024	10,000,000	10,898,635
4.100%, 02/09/2027	15,150,000	16,952,256
DNB Bank ASA:
1.127%, 09/16/2026
(5 Year CMT Rate + 0.850%)(1)(2)(3)	10,000,000	9,922,579
1.535%, 05/25/2027
(1 Year CMT Rate + 0.720%)(1)(2)(3)	7,000,000	7,012,730
Extra Space Storage LP,
2.550%, 06/01/2031	10,000,000	10,069,383

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federation des Caisses
Desjardins du Quebec,
2.050%, 02/10/2025(1)(2)	$12,100,000	$12,498,419
FirstMerit Bank NA,
4.270%, 11/25/2026	4,600,000	5,173,861
Five Corners Funding Trust,
4.419%, 11/15/2023(2)	11,330,000	12,351,849
Five Corners Funding Trust II,
2.850%, 05/15/2030(2)	30,000,000	31,595,293
FMR LLC,
4.950%, 02/01/2033(2)	1,750,000	2,197,236
GE Capital Funding LLC:
4.050%, 05/15/2027	8,975,000	10,157,785
4.550%, 05/15/2032	10,000,000	11,937,180
GE Capital International
Funding Co. Unlimited Co.,
4.418%, 11/15/2035	66,698,000	79,936,318
Globe Life, Inc.:
3.800%, 09/15/2022	12,475,000	12,960,465
4.550%, 09/15/2028	5,000,000	5,854,146
Goldman Sachs Group, Inc.:
2.908%, 06/05/2023
(3 Month LIBOR USD + 1.053%)(3)	12,000,000	12,266,345
2.905%, 07/24/2023
(3 Month LIBOR USD + 0.990%)(3)	8,000,000	8,200,739
1.735%, 11/29/2023
(3 Month LIBOR USD + 1.600%)(3)	5,000,000	5,159,350
3.850%, 07/08/2024	3,000,000	3,244,995
3.500%, 01/23/2025	3,000,000	3,243,587
3.500%, 04/01/2025	5,000,000	5,424,487
3.750%, 05/22/2025	5,000,000	5,469,727
3.272%, 09/29/2025
(3 Month LIBOR USD + 1.201%)(3)	15,000,000	16,046,754
1.093%, 12/09/2026
(SOFR + 0.789%)(3)	10,000,000	9,844,734
1.934%, 10/28/2027
(3 Month LIBOR USD + 1.750%)(3)	10,000,000	10,593,800
3.691%, 06/05/2028
(3 Month LIBOR USD + 1.510%)(3)	6,775,000	7,480,335
4.223%, 05/01/2029
(3 Month LIBOR USD + 1.301%)(3)	10,000,000	11,404,956
3.800%, 03/15/2030	30,000,000	33,716,840
1.992%, 01/27/2032
(SOFR + 1.090%)(3)	10,000,000	9,711,944
2.615%, 04/22/2032
(SOFR + 1.281%)(3)	9,625,000	9,832,584
6.345%, 02/15/2034	1,053,000	1,475,803
Guardian Life Global Funding,
3.400%, 04/25/2023(2)	6,950,000	7,320,546
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064(2)	5,000,000	6,385,687
3.700%, 01/22/2070(2)	15,062,000	15,573,423
4.850%, 01/24/2077(2)	22,227,000	28,462,270
Hanover Insurance Group, Inc.,
2.500%, 09/01/2030	10,550,000	10,553,982
Hartford Financial Services Group, Inc.,
3.600%, 08/19/2049	7,000,000	7,675,055
Health Care Service Corp.
A Mutual Legal Reserve Co.,
2.200%, 06/01/2030(2)	6,125,000	6,143,588
HSBC Bank PLC,
7.650%, 05/01/2025(1)	2,525,000	3,051,091
HSBC Bank USA NA,
7.000%, 01/15/2039(1)	4,200,000	6,540,314
HSBC Holdings PLC:
3.262%, 03/13/2023 (3 Month
LIBOR USD + 1.055%)(1)(3)	17,600,000	17,955,540
3.600%, 05/25/2023(1)	2,275,000	2,408,852
3.950%, 05/18/2024 (3 Month
LIBOR USD + 0.987%)(1)(3)	6,000,000	6,373,700
3.803%, 03/11/2025 (3 Month
LIBOR USD + 1.211%)(1)(3)	26,550,000	28,548,797
1.645%, 04/18/2026
(SOFR + 1.538%)(1)(3)	15,000,000	15,201,115
4.292%, 09/12/2026 (3 Month
LIBOR USD + 1.348%)(1)(3)	7,450,000	8,290,971
4.375%, 11/23/2026(1)	10,000,000	11,275,999
1.589%, 05/24/2027
(SOFR + 1.290%)(1)(3)	12,500,000	12,524,093
2.013%, 09/22/2028
(SOFR + 1.732%)(1)(3)	25,000,000	25,085,167
4.950%, 03/31/2030(1)	7,000,000	8,447,679
3.973%, 05/22/2030 (3 Month
LIBOR USD + 1.610%)(1)(3)	2,000,000	2,238,553
2.804%, 05/24/2032
(SOFR + 1.187%)(1)(3)	9,000,000	9,236,242
Invesco Finance PLC:
3.125%, 11/30/2022	5,902,000	6,120,163
3.750%, 01/15/2026	4,900,000	5,416,686
Jackson National Life Global Funding,
3.250%, 01/30/2024(1)(2)	23,475,000	24,995,632
Jefferies Group LLC:
4.850%, 01/15/2027	4,600,000	5,350,613
4.150%, 01/23/2030	10,000,000	11,198,597
6.250%, 01/15/2036	1,390,000	1,857,672
John Hancock Life Insurance Co.,
7.375%, 02/15/2024(1)(2)	13,339,000	15,520,114
JPMorgan Chase & Co.:
1.406%, 10/24/2023
(3 Month LIBOR USD + 1.230%)(3)	15,000,000	15,215,250
3.559%, 04/23/2024
(3 Month LIBOR USD + 0.730%)(3)	15,000,000	15,816,881
3.125%, 01/23/2025	14,000,000	15,023,536
2.301%, 10/15/2025
(SOFR + 1.160%)(3)	10,000,000	10,415,200
2.005%, 03/13/2026
(SOFR + 1.585%)(3)	50,000,000	51,619,994
2.083%, 04/22/2026
(SOFR + 1.850%)(3)	76,000,000	78,587,356
1.045%, 11/19/2026
(SOFR + 0.800%)(3)	25,000,000	24,683,568
1.578%, 04/22/2027
(SOFR + 0.885%)(3)	25,000,000	25,129,526
2.522%, 04/22/2031
(SOFR + 2.040%)(3)	28,000,000	28,811,804
1.953%, 02/04/2032
(SOFR + 1.065%)(3)	22,000,000	21,366,371
2.580%, 04/22/2032
(SOFR + 1.250%)(3)	10,000,000	10,263,397
5.600%, 07/15/2041	4,106,000	5,757,567
KeyBank NA:
3.180%, 05/22/2022	6,500,000	6,667,862
3.400%, 05/20/2026	18,965,000	20,663,902
LeasePlan Corp. NV,
2.875%, 10/24/2024(1)(2)	59,600,000	62,592,934
Lexington Realty Trust,
2.700%, 09/15/2030	7,000,000	7,115,506

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023(2)	$591,000	$631,228
4.569%, 02/01/2029(2)	2,087,000	2,437,924
3.951%, 10/15/2050(2)	2,231,000	2,485,118
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097(2)	465,000	722,883
Life Storage LP,
3.500%, 07/01/2026	6,819,000	7,459,354
Lincoln National Corp.,
3.050%, 01/15/2030	24,650,000	26,309,566
Lloyds Bank PLC:
2.907%, 11/07/2023 (3 Month
LIBOR USD + 0.810%)(1)(3)	18,669,000	19,249,819
3.870%, 07/09/2025
(1 Year CMT Rate + 3.500%)(1)(3)	15,000,000	16,250,572
2.438%, 02/05/2026
(1 Year CMT Rate + 1.000%)(1)(3)	15,725,000	16,398,421
1.627%, 05/11/2027
(1 Year CMT Rate + 0.850%)(1)(3)	5,000,000	5,002,583
3.574%, 11/07/2028 (3 Month
LIBOR USD + 1.205%)(1)(3)	10,000,000	10,937,743
Macquarie Bank Ltd.:
4.875%, 06/10/2025(1)(2)	23,717,000	26,524,843
3.624%, 06/03/2030(1)(2)	12,550,000	13,265,589
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month
LIBOR USD + 1.023%)(1)(2)(3)	29,067,000	30,104,968
4.150%, 03/27/2024 (3 Month
LIBOR USD + 1.330%)(1)(2)(3)	24,000,000	25,402,476
1.340%, 01/12/2027
(SOFR + 1.069%)(1)(2)(3)	9,000,000	8,924,426
Manulife Financial Corp.:
4.150%, 03/04/2026(1)	10,000,000	11,272,162
5.375%, 03/04/2046(1)	5,150,000	7,223,086
Marsh & McLennan Companies, Inc.:
2.250%, 11/15/2030	5,000,000	5,064,263
5.875%, 08/01/2033	4,700,000	6,352,993
4.350%, 01/30/2047	3,450,000	4,311,333
Massachusetts Mutual Life Insurance Co.:
5.077%, 02/15/2069	23,170,000	28,602,949
3.729%, 10/15/2070(2)	16,676,000	17,687,537
4.900%, 04/01/2077(2)	11,175,000	14,502,533
MBIA Insurance Corp.,
11.444%, 01/15/2033 (3 Month
LIBOR USD + 11.260%)(2)(3)(9)	714,000	209,738
MetLife, Inc.:
6.500%, 12/15/2032	466,000	661,809
4.875%, 11/13/2043	3,375,000	4,447,255
4.050%, 03/01/2045	12,375,000	14,742,233
Metropolitan Life Global Funding I,
2.950%, 04/09/2030(2)	10,000,000	10,735,741
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025(2)	6,300,000	7,960,940
Mitsubishi UFJ Financial Group, Inc.:
2.190%, 09/13/2021(1)	6,844,000	6,871,030
2.665%, 07/25/2022(1)	9,000,000	9,223,229
3.455%, 03/02/2023(1)	10,650,000	11,185,859
2.801%, 07/18/2024(1)	10,000,000	10,588,941
2.193%, 02/25/2025(1)	25,000,000	26,018,334
Mizuho Financial Group, Inc.:
2.953%, 02/28/2022(1)	2,575,000	2,621,060
2.601%, 09/11/2022(1)	13,000,000	13,350,396
3.922%, 09/11/2024 (3 Month
LIBOR USD + 1.000%)(1)(3)	5,000,000	5,356,449
2.555%, 09/13/2025 (3 Month
LIBOR USD + 1.362%)(1)(3)	20,000,000	20,938,800
1.234%, 05/22/2027
(1 Year CMT Rate + 0.670%)(1)(3)	8,000,000	7,882,552
1.979%, 09/08/2031 (3 Month
LIBOR USD + 1.532%)(1)(3)	15,000,000	14,673,222
Morgan Stanley:
2.750%, 05/19/2022	10,000,000	10,223,008
1.576%, 10/24/2023
(3 Month LIBOR USD + 1.400%)(3)	8,000,000	8,130,040
3.737%, 04/24/2024
(3 Month LIBOR USD + 0.847%)(3)	6,455,000	6,826,845
3.875%, 04/29/2024	1,650,000	1,794,579
3.700%, 10/23/2024	4,000,000	4,363,999
3.591%, 07/22/2028
(3 Month LIBOR USD + 1.340%)(3)	12,000,000	13,293,017
3.772%, 01/24/2029
(3 Month LIBOR USD + 1.140%)(3)	1,000,000	1,122,328
3.622%, 04/01/2031
(SOFR + 3.120%)(3)	10,000,000	11,162,543
1.928%, 04/28/2032
(SOFR + 1.020%)(3)	25,000,000	24,300,707
National Australia Bank Ltd.:
2.332%, 08/21/2030(1)(2)	54,282,000	52,683,984
2.990%, 05/21/2031(1)(2)	9,525,000	9,670,676
3.933%, 08/02/2034
(5 Year CMT Rate + 1.880%)(1)(2)(3)	10,000,000	10,833,700
National Securities Clearing Corp.,
1.500%, 04/23/2025(2)	12,124,000	12,364,413
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month
LIBOR USD + 1.064%)(1)(2)(3)	20,000,000	21,002,786
4.000%, 09/14/2026(1)(2)	58,507,000	64,492,260
4.302%, 03/08/2029 (3 Month
LIBOR USD + 1.452%)(1)(2)(3)	20,000,000	22,575,418
3.960%, 07/18/2030 (3 Month
LIBOR USD + 1.855%)(1)(2)(3)	10,125,000	11,367,411
4.125%, 10/18/2032 (5 Year Mid
Swap Rate USD + 1.849%)(1)(2)(3)	7,000,000	7,638,053
Nationwide Financial Services, Inc.,
3.900%, 11/30/2049(2)	10,000,000	11,033,248
Nationwide Mutual Insurance Co.:
9.375%, 08/15/2039(2)	9,000,000	15,676,534
4.350%, 04/30/2050(2)	25,000,000	28,016,044
NatWest Group PLC,
1.642%, 06/14/2027
(1 Year CMT Rate + 0.900%)(1)(3)	20,000,000	19,997,497
New York Life Insurance Co.:
6.750%, 11/15/2039(2)	12,026,000	18,238,587
3.750%, 05/15/2050(2)	17,000,000	18,983,545
4.450%, 05/15/2069(2)	10,000,000	12,505,637
Nomura Holdings, Inc.:
2.648%, 01/16/2025(1)	20,000,000	21,011,299
1.851%, 07/16/2025(1)	23,825,000	24,353,822
Nordea Bank AB,
4.250%, 09/21/2022(1)(2)	15,793,000	16,495,225
Pacific Life Global Funding II,
1.200%, 06/24/2025(2)	22,300,000	22,352,617
Peachtree Corners Funding Trust,
3.976%, 02/15/2025(2)	12,295,000	13,458,526
Penn Mutual Life Insurance Co.,
3.800%, 04/29/2061(2)	15,000,000	15,520,514
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
People’s United Bank NA,
4.000%, 07/15/2024	$11,400,000	$12,275,305
Pine Street Trust I,
4.572%, 02/15/2029(2)	7,825,000	8,961,045
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,860,000	1,923,481
3.125%, 05/15/2023	4,667,000	4,889,856
4.300%, 11/15/2046	2,325,000	2,805,464
Principal Life Global Funding II:
1.250%, 06/23/2025(2)	16,000,000	16,096,596
3.000%, 04/18/2026(2)	13,400,000	14,470,437
Protective Life Corp.:
4.300%, 09/30/2028(1)(2)	10,000,000	11,205,710
8.450%, 10/15/2039(1)	2,650,000	4,255,067
Prudential Financial, Inc.:
6.625%, 12/01/2037	5,000,000	7,407,386
3.935%, 12/07/2049	11,426,000	13,352,420
Raymond James Financial, Inc.,
4.650%, 04/01/2030	9,700,000	11,601,821
Regions Financial Corp.,
2.250%, 05/18/2025	25,000,000	26,032,523
Reliance Standard Life Global Funding II,
2.500%, 10/30/2024(1)(2)	22,800,000	23,776,811
Royal Bank of Canada,
4.650%, 01/27/2026(1)	7,773,000	8,905,505
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month
LIBOR USD + 1.480%)(1)(3)	10,650,000	10,927,321
3.875%, 09/12/2023(1)	10,000,000	10,682,454
4.269%, 03/22/2025 (3 Month
LIBOR USD + 1.762%)(1)(3)	27,351,000	29,667,186
3.073%, 05/22/2028
(1 Year CMT Rate + 2.550%)(1)(3)	15,000,000	15,828,935
4.892%, 05/18/2029 (3 Month
LIBOR USD + 1.754%)(1)(3)	10,000,000	11,711,092
5.076%, 01/27/2030 (3 Month
LIBOR USD + 1.905%)(1)(3)	7,000,000	8,298,278
4.445%, 05/08/2030 (3 Month
LIBOR USD + 1.871%)(1)(3)	35,000,000	40,065,031
Sammons Financial Group, Inc.,
3.350%, 04/16/2031(2)	14,350,000	14,769,358
Santander Holdings USA, Inc.,
3.500%, 06/07/2024(1)	5,695,000	6,092,014
Santander UK Group Holdings PLC:
3.571%, 01/10/2023(1)	5,000,000	5,080,080
3.373%, 01/05/2024 (3 Month
LIBOR USD + 1.080%)(1)(3)	5,967,000	6,209,444
4.796%, 11/15/2024 (3 Month
LIBOR USD + 1.570%)(1)(3)	5,250,000	5,740,296
1.673%, 06/14/2027
(SOFR + 0.989%)(1)(3)	9,500,000	9,485,468
3.823%, 11/03/2028 (3 Month
LIBOR USD + 1.400%)(1)(3)	6,000,000	6,597,850
Santander UK PLC,
5.000%, 11/07/2023(1)(2)	21,921,000	23,897,836
SMBC Aviation Capital Finance DAC,
3.000%, 07/15/2022(1)(2)	8,000,000	8,182,400
Societe Generale SA:
3.250%, 01/12/2022(1)(2)	8,000,000	8,124,127
4.250%, 09/14/2023(1)(2)	8,000,000	8,597,425
5.000%, 01/17/2024(1)(2)	20,000,000	21,767,003
3.875%, 03/28/2024(1)(2)	15,300,000	16,444,688
2.625%, 10/16/2024(1)(2)	23,000,000	24,014,948
2.625%, 01/22/2025(1)(2)	31,125,000	32,470,096
4.250%, 04/14/2025(1)(2)	21,032,000	22,838,553
4.250%, 08/19/2026(1)(2)	12,000,000	13,128,827
1.488%, 12/14/2026
(1 Year CMT Rate + 1.100%)(1)(2)(3)	12,000,000	11,890,981
2.889%, 06/09/2032
(1 Year CMT Rate + 1.300%)(1)(2)(3)	6,775,000	6,855,758
3.625%, 03/01/2041(1)(2)	12,000,000	12,182,850
Standard Chartered PLC:
4.247%, 01/20/2023 (3 Month
LIBOR USD + 1.150%)(1)(2)(3)	10,000,000	10,203,849
3.885%, 03/15/2024 (3 Month
LIBOR USD + 1.080%)(1)(2)(3)	31,557,000	33,179,765
3.785%, 05/21/2025 (3 Month
LIBOR USD + 1.560%)(1)(2)(3)	26,294,000	28,265,548
2.819%, 01/30/2026 (3 Month
LIBOR USD + 1.209%)(1)(2)(3)	14,700,000	15,428,186
1.456%, 01/14/2027
(1 Year CMT Rate + 1.000%)(1)(2)(3)	13,800,000	13,667,988
4.644%, 04/01/2031
(5 Year CMT Rate + 3.850%)(1)(2)(3)	14,700,000	17,190,990
5.700%, 03/26/2044(1)(2)	6,000,000	7,698,354
Stifel Financial Corp.:
4.250%, 07/18/2024	17,850,000	19,556,758
4.000%, 05/15/2030	44,140,000	48,890,334
Sumitomo Mitsui Banking Corp.,
3.950%, 07/19/2023(1)	1,850,000	1,982,210
Sumitomo Mitsui Financial Group, Inc.:
2.784%, 07/12/2022(1)	10,000,000	10,255,533
3.102%, 01/17/2023(1)	12,000,000	12,507,037
2.696%, 07/16/2024(1)	12,000,000	12,685,527
2.448%, 09/27/2024(1)	19,000,000	19,929,683
2.130%, 07/08/2030(1)	7,575,000	7,616,011
SunTrust Banks, Inc.,
3.300%, 05/15/2026	3,925,000	4,299,882
Synchrony Financial:
4.375%, 03/19/2024	1,538,000	1,673,964
4.250%, 08/15/2024	26,864,000	29,355,071
4.500%, 07/23/2025	23,127,000	25,863,178
3.700%, 08/04/2026	17,635,000	19,255,262
3.950%, 12/01/2027	44,825,000	49,966,840
TD Ameritrade Holding Corp.:
2.950%, 04/01/2022	4,625,000	4,698,926
3.625%, 04/01/2025	7,000,000	7,641,339
Trinity Acquisition PLC:
4.400%, 03/15/2026	27,305,000	30,858,004
6.125%, 08/15/2043	19,286,000	27,098,698
UBS Group AG:
1.364%, 01/30/2027
(1 Year CMT Rate + 1.080%)(1)(2)(3)	10,950,000	10,873,347
2.095%, 02/11/2032
(1 Year CMT Rate + 1.000%)(1)(2)(3)	35,000,000	34,287,114
UBS Group Funding Switzerland AG:
2.650%, 02/01/2022(1)(2)	14,150,000	14,349,869
3.491%, 05/23/2023(1)(2)	14,825,000	15,225,991
2.859%, 08/15/2023 (3 Month
LIBOR USD + 0.954%)(1)(2)(3)	42,658,000	43,775,412
4.253%, 03/23/2028(1)(2)	17,150,000	19,403,686
UnitedHealth Group, Inc.,
2.750%, 05/15/2040	7,000,000	7,088,937
USAA Capital Corp.,
2.125%, 05/01/2030(2)	5,000,000	5,051,600
Voya Financial, Inc.,
3.125%, 07/15/2024	21,875,000	23,278,858

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Wells Fargo & Co.:
1.416%, 10/31/2023 (3 Month
LIBOR USD + 1.230%)(3)	$5,000,000	$5,070,500
3.000%, 02/19/2025	5,000,000	5,350,776
2.406%, 10/30/2025 (3 Month
LIBOR USD + 1.087%)(3)	11,500,000	12,032,117
2.164%, 02/11/2026 (3 Month
LIBOR USD + 0.750%)(3)	15,000,000	15,568,720
3.000%, 04/22/2026	8,000,000	8,602,060
2.393%, 06/02/2028
(SOFR + 2.100%)(3)	49,850,000	51,699,207
3.068%, 04/30/2041
(SOFR + 2.530%)(3)	25,000,000	25,642,080
3.900%, 05/01/2045	5,000,000	5,861,518
5.013%, 04/04/2051 (3 Month
LIBOR USD + 4.502%)(3)	7,000,000	9,588,883
Wells Fargo Bank NA,
5.850%, 02/01/2037	10,000,000	13,728,859
Westpac Banking Corp.:
2.894%, 02/04/2030
(5 Year CMT Rate + 1.350%)(1)(3)	11,425,000	11,849,668
4.322%, 11/23/2031 (5 Year Mid
Swap Rate USD + 2.236%)(1)(3)	8,350,000	9,266,115
4.110%, 07/24/2034
(5 Year CMT Rate + 2.000%)(1)(3)	10,000,000	10,988,900
2.668%, 11/15/2035
(5 Year CMT Rate + 1.750%)(1)(3)	13,600,000	13,377,232
4.421%, 07/24/2039(1)	10,000,000	11,830,791
Willis North America, Inc.:
3.600%, 05/15/2024	9,000,000	9,668,015
2.950%, 09/15/2029	7,500,000	7,875,114
5.050%, 09/15/2048	10,200,000	13,366,439
Total Financials
(Cost $5,697,137,481)		6,015,874,760	16.8%
Total Corporate Bonds
(Cost $13,512,592,719)		14,387,969,848	40.2%
Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	5,291,513
California Housing Finance Agency:
3.656%, 02/01/2029
(Callable 08/01/2025)	4,510,000	4,689,878
2.794%, 08/01/2036
(Callable 08/01/2025)	5,455,000	5,593,674
California Qualified School Bond
Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	7,873,692
City of Berwyn IL:
5.790%, 12/01/2022	820,000	839,020
5.790%, 12/01/2022	2,525,000	2,561,582
City of Vernon CA,
4.500%, 08/01/2022	7,265,000	7,462,357
County of Cuyahoga OH,
9.125%, 10/01/2023	700,000	758,386
County of Riverside CA,
2.617%, 02/15/2024	20,000,000	20,958,818
Dallas/Fort Worth International Airport:
2.246%, 11/01/2031
(Callable 11/01/2030)	2,500,000	2,538,212
2.416%, 11/01/2032
(Callable 11/01/2030)	5,000,000	5,105,509
2.516%, 11/01/2033
(Callable 11/01/2030)	1,220,000	1,246,535
Eaton Community City School District,
5.390%, 08/25/2027
(Callable 08/02/2021)	2,305,000	2,309,380
Kentucky Housing Corp.,
3.500%, 01/01/2040
(Callable 07/01/2025)	2,500,000	2,623,805
Kentucky Public Energy Authority,
1.367%, 12/01/2049
(1 Month LIBOR USD + 1.300%)
(Callable 03/01/2025)(3)	28,000,000	28,805,958
Louisiana Housing Corp.,
2.100%, 12/01/2038
(Callable 09/01/2024)	2,052,532	2,092,068
Maryland Community Development
Administration Housing Revenue,
3.160%, 09/01/2041
(Callable 09/01/2025)	7,725,000	7,985,903
Massachusetts Educational
Financing Authority,
3.850%, 05/25/2033	20,208,007	21,403,216
Minnesota Housing Finance Agency:
2.730%, 08/01/2046
(Callable 07/01/2025)	3,200,948	3,274,328
3.200%, 06/01/2047
(Callable 07/01/2026)	7,177,060	7,375,422
3.000%, 10/01/2047
(Callable 01/01/2027)	9,288,191	9,635,472
New Hampshire Business
Finance Authority,
2.872%, 07/01/2035
(Callable 01/01/2035)	18,090,000	17,699,589
New Hampshire Housing
Finance Authority:
3.750%, 07/01/2034
(Callable 07/01/2023)	395,000	406,250
4.000%, 07/01/2036
(Callable 07/01/2025)	2,910,000	3,041,250
New Jersey Higher Education
Student Assistance Authority:
3.500%, 12/01/2039
(Callable 12/01/2028)	17,910,000	19,383,819
3.500%, 12/01/2039
(Callable 12/01/2028)	18,250,000	20,118,547
New Jersey Turnpike Authority,
3.223%, 01/01/2036
(Callable 07/01/2025)(2)	90,230,000	93,925,731
New York State Dormitory Authority,
2.219%, 07/01/2035	15,000,000	15,001,683
North Carolina Housing Finance Agency,
2.812%, 07/01/2035
(Callable 01/01/2024)	1,210,000	1,243,792
State Public School Building Authority,
2.966%, 04/01/2027	5,800,000	6,253,809
Texas Private Activity Bond
Surface Transportation Corp.,
3.922%, 12/31/2049	8,800,000	9,803,504
Three Rivers Local School District,
5.209%, 09/15/2027
(Callable 08/02/2021)	2,365,000	2,371,336
West Contra Costa Unified
School District,
6.250%, 08/01/2030	1,785,000	2,415,233
Western Michigan University Homer
Stryker MD School of Medicine,
4.750%, 11/15/2028	12,905,000	15,265,296

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Westlake City School District,
5.227%, 12/01/2026
(Callable 08/02/2021)	$3,570,000	$3,580,592
Total Municipal Bonds
(Cost $348,682,770)		360,935,159	1.0%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1991-86, Class Z,
6.500%, 07/25/2021	2	2
Series 1993-58, Class H,
5.500%, 04/25/2023	14,939	15,393
Series 1998-66, Class C,
6.000%, 12/25/2028	13,095	13,849
Federal Gold Loan Mortgage
Corp. (FGLMC):
2.500%, 04/01/2028	1,392,182	1,459,038
6.500%, 06/01/2029	68,858	78,287
3.000%, 12/01/2030	5,232,719	5,555,220
3.000%, 04/01/2031	4,555,763	4,829,772
3.000%, 02/01/2032	42,688,966	45,341,411
3.000%, 03/01/2032	1,627,212	1,726,819
3.500%, 05/01/2032	10,922,102	11,650,115
3.000%, 07/01/2032	10,637,488	11,310,718
3.500%, 07/01/2032	14,337,442	15,231,860
3.000%, 04/01/2033	1,422,989	1,510,500
5.000%, 08/01/2033	3,020,275	3,430,418
3.500%, 01/01/2034	10,760,095	11,472,733
5.000%, 09/01/2035	5,982,953	6,853,753
5.500%, 01/01/2036	105,806	122,640
5.000%, 03/01/2036	2,648,205	3,032,766
6.000%, 12/01/2036	96,076	114,062
3.500%, 03/01/2037	4,765,151	5,108,921
4.000%, 03/01/2037	2,521,766	2,739,196
3.500%, 02/01/2038	55,803,720	58,825,395
5.000%, 02/01/2038	1,440,572	1,648,486
5.500%, 05/01/2038	299,483	348,648
5.500%, 01/01/2039	6,556,246	7,565,899
4.500%, 11/01/2039	1,866,635	2,061,385
4.500%, 11/01/2039	2,252,579	2,505,308
4.500%, 12/01/2039	11,841,863	13,170,614
3.000%, 02/01/2040	15,662,832	16,579,458
5.000%, 03/01/2040	499,513	568,838
4.500%, 08/01/2040	375,961	415,690
2.000%, 09/01/2040	32,154,925	32,825,592
4.500%, 09/01/2040	1,628,438	1,811,030
4.000%, 01/01/2041	7,799,609	8,523,215
4.000%, 01/01/2041	15,273,585	16,695,679
4.500%, 03/01/2041	1,147,295	1,275,763
3.500%, 10/01/2041	4,547,796	4,900,352
4.000%, 03/01/2042	4,180,053	4,598,536
3.500%, 06/01/2042	2,317,060	2,497,909
3.500%, 07/01/2042	6,014,977	6,484,487
3.000%, 08/01/2042	8,709,864	9,232,325
3.000%, 10/01/2042	3,428,291	3,633,815
3.000%, 11/01/2042	28,643,904	30,539,545
3.500%, 12/01/2042	6,964,152	7,506,680
3.000%, 01/01/2043	14,392,019	15,254,359
3.500%, 01/01/2043	11,762,539	12,680,086
3.000%, 02/01/2043	1,926,972	2,042,200
3.000%, 04/01/2043	10,582,989	11,262,784
3.000%, 04/01/2043	4,899,654	5,192,249
3.000%, 04/01/2043	3,952,125	4,213,759
3.500%, 04/01/2043	32,877,070	35,433,739
4.000%, 04/01/2043	14,748,003	16,449,092
3.500%, 05/01/2043	7,624,150	8,264,870
3.000%, 06/01/2043	10,251,190	10,904,529
3.000%, 08/01/2043	3,257,391	3,464,664
3.500%, 11/01/2043	4,972,483	5,359,572
3.500%, 01/01/2044	6,231,708	6,735,422
3.500%, 02/01/2044	21,426,517	23,153,902
4.000%, 03/01/2044	2,670,818	2,910,219
3.500%, 05/01/2044	27,142,401	29,471,307
4.000%, 05/01/2044	11,304,587	12,356,023
4.000%, 07/01/2044	2,185,738	2,380,290
3.500%, 10/01/2044	35,817,131	38,399,908
4.000%, 10/01/2044	6,010,562	6,568,684
3.000%, 01/01/2045	12,080,048	12,728,219
3.500%, 01/01/2045	17,819,483	19,311,194
4.500%, 01/01/2045	18,929,775	21,031,704
3.500%, 06/01/2045	12,124,339	13,165,355
3.500%, 07/01/2045	44,230,552	47,766,626
3.000%, 10/01/2045	22,860,200	24,310,009
4.000%, 10/01/2045	3,385,101	3,670,115
4.000%, 11/01/2045	7,179,442	7,784,907
3.000%, 01/01/2046	76,595,065	82,285,931
3.000%, 01/01/2046	60,076,756	64,567,226
3.500%, 01/01/2046	19,991,901	21,573,962
4.000%, 02/01/2046	43,165,803	47,118,622
4.000%, 02/01/2046	9,848,443	10,657,140
4.000%, 04/01/2046	6,305,381	6,897,152
3.500%, 05/01/2046	4,233,125	4,552,985
3.500%, 08/01/2046	20,976,576	22,777,841
3.000%, 10/01/2046	41,698,860	44,630,744
3.000%, 10/01/2046	46,220,896	49,086,465
3.000%, 12/01/2046	42,449,513	44,663,580
4.000%, 01/01/2047	37,654,612	41,307,135
3.000%, 02/01/2047	26,954,465	28,309,860
4.500%, 04/01/2047	22,828,870	24,842,186
3.000%, 05/01/2047	41,663,487	44,283,227
4.500%, 06/01/2047	138,560,185	150,378,468
4.500%, 08/01/2047	36,794,058	39,972,250
4.000%, 09/01/2047	12,133,441	12,984,606
4.000%, 08/01/2048	18,964,351	20,495,385
3.000%, 11/01/2049	66,428,166	70,576,271
4.000%, 05/01/2050	126,849,678	138,784,085
2.500%, 11/01/2050(8)	28,472,920	29,674,601
2.500%, 02/01/2051	52,782,378	54,903,278
2.500%, 02/01/2051	25,466,164	26,637,449
2.500%, 02/01/2051	73,088,322	76,179,159
2.500%, 07/01/2051(8)	36,909,226	38,426,314
Federal National Mortgage
Association (FNMA):
5.000%, 11/01/2021	54	57
2.500%, 12/01/2027	4,515,759	4,731,396
2.500%, 05/01/2028	6,986,162	7,343,364
5.000%, 05/01/2028	99,288	108,745
4.500%, 08/01/2029	754,620	811,601
4.500%, 09/01/2029	867,573	935,473
2.500%, 04/01/2030	2,464,594	2,590,537
2.500%, 05/01/2030	8,096,526	8,513,603
3.500%, 11/01/2030	21,091,300	22,801,230
3.000%, 12/01/2030	13,518,202	14,310,324
3.000%, 12/01/2030	8,876,025	9,396,384
2.500%, 09/01/2031	29,875,066	31,444,595

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal National Mortgage
Association (FNMA): (cont.)
3.500%, 01/01/2032	$26,212,193	$27,949,740
2.500%, 02/01/2032	4,885,962	5,135,463
3.000%, 09/01/2032	1,968,203	2,078,473
3.000%, 10/01/2032	1,327,129	1,395,981
3.000%, 11/01/2032	3,754,458	3,963,883
3.500%, 11/01/2032	3,065,588	3,301,512
2.500%, 12/01/2032	31,394,236	32,865,085
3.000%, 12/01/2032	2,632,803	2,772,621
6.000%, 03/01/2033	26,315	30,435
3.500%, 10/01/2033	13,457,867	14,498,805
4.500%, 10/01/2033	9,704,612	10,677,713
5.000%, 10/01/2033	10,631,762	12,124,621
3.000%, 11/01/2033	62,235,086	66,433,035
5.000%, 11/01/2033	29,938	34,145
4.000%, 01/01/2034	4,206,588	4,583,391
5.500%, 04/01/2034	3,684,960	4,256,241
3.000%, 06/01/2034	20,334,891	21,514,958
4.000%, 06/01/2034	5,586,366	6,085,863
4.000%, 09/01/2034	6,316,465	6,880,674
5.500%, 09/01/2034	97,327	112,654
6.000%, 11/01/2034	27,234	32,272
3.500%, 01/01/2035	35,724,632	38,992,512
5.500%, 02/01/2035	327,206	378,990
4.000%, 03/01/2035	29,309,306	31,549,298
3.000%, 06/01/2035	8,041,021	8,522,425
5.000%, 07/01/2035	2,770,551	3,167,274
5.000%, 10/01/2035	1,329,871	1,522,547
2.000%, 01/01/2036	49,533,589	51,356,711
2.000%, 02/01/2036	48,973,878	50,693,021
5.000%, 02/01/2036	1,943,636	2,225,854
2.000%, 03/01/2036	19,537,071	20,204,231
2.000%, 03/01/2036	13,709,906	14,183,779
3.000%, 11/01/2036	24,935,417	26,241,336
5.500%, 11/01/2036	127,096	147,201
2.500%, 12/01/2036	13,921,486	14,450,072
3.500%, 02/01/2037	9,023,769	9,677,087
5.500%, 04/01/2037	823,205	948,753
4.000%, 05/01/2037	24,034,889	26,029,469
4.000%, 02/01/2038	21,468,040	23,128,630
2.500%, 04/01/2038	35,539,450	37,034,479
3.000%, 05/01/2038	19,885,948	20,786,398
4.000%, 05/01/2038	14,916,144	16,399,407
4.000%, 04/01/2039	6,963,073	7,656,188
4.500%, 04/01/2039	10,180,333	11,303,527
5.000%, 06/01/2039	9,633,145	10,937,223
5.000%, 06/01/2039	6,534,321	7,469,334
4.500%, 11/01/2039	109,979	122,207
4.000%, 08/01/2040	797,281	872,547
3.500%, 10/01/2040	17,739,179	18,795,267
4.000%, 10/01/2040	18,351,530	20,180,120
3.500%, 12/01/2040	4,732,007	5,095,936
4.000%, 12/01/2040	4,423,791	4,818,946
2.500%, 01/01/2041	32,278,289	33,551,744
3.500%, 02/01/2041	7,413,513	7,982,665
4.500%, 02/01/2041	36,174,673	40,185,882
3.500%, 03/01/2041	10,380,693	11,177,104
4.500%, 05/01/2041	4,242,247	4,710,899
4.000%, 06/01/2041	8,648,189	9,463,001
4.500%, 07/01/2041	4,611,504	5,126,531
5.000%, 07/01/2041	7,424,383	8,486,622
3.500%, 09/01/2041	10,705,163	11,517,607
4.000%, 09/01/2041	1,137,334	1,242,604
4.000%, 10/01/2041	3,277,609	3,581,298
3.500%, 11/01/2041	4,134,269	4,467,895
3.500%, 12/01/2041	18,727,413	20,181,096
4.000%, 12/01/2041	4,740,671	5,179,558
4.000%, 01/01/2042	6,165,273	6,746,567
4.500%, 01/01/2042	6,576,209	7,318,077
4.000%, 02/01/2042	24,093,769	26,365,699
3.000%, 04/01/2042	39,655,830	42,354,023
3.000%, 05/01/2042	4,275,774	4,530,642
3.500%, 07/01/2042	62,014,323	67,261,870
3.500%, 08/01/2042	4,904,216	5,284,010
3.000%, 10/01/2042	14,400,752	15,471,965
3.000%, 03/01/2043	21,512,738	22,873,862
3.000%, 03/01/2043	4,280,710	4,562,328
3.000%, 05/01/2043	10,941,961	11,589,710
3.000%, 05/01/2043	22,630,324	24,080,139
3.500%, 05/01/2043	22,717,957	24,600,007
3.000%, 06/01/2043	4,794,331	5,077,946
3.000%, 07/01/2043	1,927,787	2,049,911
4.000%, 07/01/2043	16,808,599	18,336,986
3.000%, 08/01/2043	3,142,939	3,327,325
3.000%, 09/01/2043	55,993,088	59,940,195
3.500%, 09/01/2043	28,432,765	30,626,530
4.500%, 09/01/2043	6,877,354	7,634,275
3.000%, 10/01/2043	70,367,425	75,157,575
3.500%, 10/01/2043	33,472,548	36,165,552
3.000%, 11/01/2043	16,019,532	17,030,710
4.000%, 11/01/2043	5,906,597	6,494,387
4.000%, 01/01/2045	4,126,876	4,508,042
3.500%, 02/01/2045	22,179,311	23,887,076
4.000%, 02/01/2045	10,355,848	11,299,440
3.500%, 04/01/2045	16,565,016	17,896,163
4.000%, 09/01/2045	3,246,142	3,537,336
4.000%, 10/01/2045	4,046,116	4,394,161
4.000%, 11/01/2045	16,678,073	18,100,573
3.500%, 12/01/2045	14,414,869	15,407,781
4.500%, 02/01/2046	18,483,954	20,516,443
3.000%, 05/01/2046	9,710,004	10,346,757
3.500%, 05/01/2046	22,422,637	24,079,873
3.000%, 07/01/2046	6,994,601	7,453,537
4.500%, 08/01/2046	15,276,669	16,921,235
3.500%, 09/01/2046	6,855,498	7,441,057
2.500%, 10/01/2046	17,058,334	17,659,943
3.000%, 11/01/2046	29,510,382	31,284,270
3.000%, 11/01/2046	14,224,743	14,997,134
3.500%, 11/01/2046	25,976,927	27,802,551
3.000%, 12/01/2046	18,901,768	20,088,737
3.500%, 05/01/2047	1,726,567	1,835,382
3.500%, 08/01/2047	9,496,174	10,050,362
4.000%, 08/01/2047	34,506,359	37,181,507
3.500%, 10/01/2047	7,925,234	8,379,096
4.000%, 10/01/2047	22,527,414	24,184,788
4.000%, 11/01/2047	17,981,279	19,275,652
4.500%, 11/01/2047	8,455,313	9,294,393
3.500%, 12/01/2047	70,586,326	74,658,191
4.000%, 12/01/2047	28,145,088	30,153,419
4.500%, 12/01/2047	4,423,704	4,769,582
3.500%, 01/01/2048	21,206,603	22,420,784
3.500%, 02/01/2048	40,121,988	42,398,982
3.500%, 03/01/2048	27,854,091	29,450,256
4.000%, 04/01/2048	63,271,713	67,287,396
4.000%, 07/01/2048	19,681,521	21,558,468

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal National Mortgage
Association (FNMA): (cont.)
4.000%, 09/01/2048	$6,498,948	$6,921,671
4.500%, 11/01/2048	24,280,359	26,169,810
5.000%, 11/01/2048	30,265,881	33,830,132
4.000%, 01/01/2049	5,380,753	5,815,865
4.500%, 01/01/2049	15,460,448	16,946,348
3.000%, 02/01/2049	18,128,867	19,298,369
3.500%, 06/01/2049	36,757,564	38,691,590
3.500%, 01/01/2050	37,109,732	39,970,378
3.000%, 05/01/2050	53,184,767	56,676,224
2.500%, 10/01/2050(8)	50,862,335	52,948,694
2.500%, 11/01/2050	69,190,294	71,961,011
3.000%, 11/01/2050	8,171,467	8,726,138
2.500%, 12/01/2050	68,604,971	71,099,842
2.500%, 12/01/2050	103,333,291	107,694,500
2.500%, 01/01/2051(8)	44,461,747	46,292,261
2.500%, 04/01/2051(8)	25,630,082	26,627,720
2.500%, 05/01/2051	45,227,226	47,169,770
3.500%, 05/01/2052	66,904,075	72,705,376
3.000%, 11/01/2059	70,644,146	76,449,240
Government National Mortgage
Association (GNMA):
6.000%, 11/20/2033	25,856	30,271
5.000%, 07/20/2040	974,020	1,099,384
3.500%, 10/20/2041	4,659,244	5,003,021
3.500%, 01/15/2042	8,083,923	8,677,806
4.000%, 06/20/2042	5,094,008	5,615,146
3.500%, 09/20/2042	1,976,966	2,120,274
3.500%, 01/20/2043	41,088,641	43,984,218
4.000%, 10/20/2043	7,282,036	7,864,792
4.000%, 09/20/2044	27,897,479	30,486,016
4.000%, 01/20/2045	6,043,422	6,589,773
3.500%, 03/20/2045	9,116,544	9,794,663
3.000%, 04/20/2045	11,985,031	12,719,629
3.500%, 04/20/2045	14,925,783	15,913,832
4.000%, 08/20/2045	5,311,557	5,736,389
4.500%, 01/20/2046	8,348,687	9,229,762
3.500%, 04/20/2046	48,022,793	50,985,362
4.000%, 04/20/2046	5,804,274	6,282,803
3.500%, 05/20/2046	30,652,929	32,670,536
4.000%, 05/20/2046	14,139,944	15,213,946
3.500%, 06/20/2046	51,766,773	55,083,543
3.000%, 11/20/2046	28,767,211	31,607,139
5.000%, 04/20/2047	1,433,728	1,572,739
3.000%, 06/20/2047	21,325,880	22,630,628
4.500%, 06/20/2047	22,574,823	24,407,658
4.500%, 07/20/2047	5,577,153	6,036,214
4.500%, 09/20/2047	7,149,569	7,700,221
4.000%, 01/20/2048	10,303,333	10,964,345
5.000%, 02/20/2049	71,188,883	76,827,413
3.500%, 02/20/2050	113,427,177	123,883,362
2.500%, 12/20/2050	106,403,211	110,238,510
2.500%, 03/20/2051	63,639,734	66,013,559
2.500%, 04/20/2051	81,538,241	84,731,022
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MA,
3.000%, 02/25/2059	49,377,018	51,854,881
Series 2020-2, Class MT,
2.000%, 11/25/2059	72,458,099	73,597,009
Series 2020-3, Class MT,
2.000%, 05/25/2060	49,799,062	50,377,752
Total U.S. Government Agency Issues
(Cost $5,885,657,542)		6,065,043,195	17.0%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2006-43CB, Class 2A1,
6.000%, 02/25/2022(6)	13,221	13,245
Series 2006-28CB, Class A17,
6.000%, 10/25/2036	467,181	338,963
Argent Securities Inc. Asset-Backed
Pass-Through Certificates,
Series 2005-W3, Class A2D,
0.772%, 11/25/2035
(1 Month LIBOR USD + 0.680%)(3)	598,537	597,913
Arroyo Mortgage Trust:
Series 2018-1, Class A1,
3.763%, 04/25/2048(2)(4)	12,665,622	12,660,412
Series 2019-3, Class A1,
2.962%, 10/25/2048(2)(4)	22,940,022	23,261,307
Series 2020-1, Class A1A,
1.662%, 03/25/2055(2)	22,041,735	22,218,871
Asset Backed Securities Corp.
Home Equity Loan Trust:
Series 2006-HE3, Class A2,
0.257%, 03/25/2036
(1 Month LIBOR USD + 0.165%)(3)	7,212,852	7,151,478
Series 2006-HE6, Class A1,
0.237%, 11/25/2036
(1 Month LIBOR USD + 0.145%)(3)	16,616,227	16,199,201
Banc of America Alternative Loan Trust:
Series 2007-1, Class 1A1,
4.415%, 04/25/2022(4)(6)	93,364	91,588
Series 2005-11, Class 1CB4,
5.500%, 12/25/2035(6)	47,072	46,631
Series 2006-5, Class CB7,
6.000%, 06/25/2046(6)	214,831	210,629
Bayview Financial Trust,
Series 2007-B, Class 1A2,
6.831%, 08/28/2037(7)	1,093,788	1,076,619
Bear Stearns ALT-A Trust:
Series 2004-4, Class A1,
0.692%, 06/25/2034
(1 Month LIBOR USD + 0.600%)(3)	541,375	548,223
Series 2005-4, Class 1A1,
0.532%, 04/25/2035
(1 Month LIBOR USD + 0.440%)(3)	247,501	247,697
Bear Stearns Asset Backed
Securities I Trust,
Series 2004-AC2, Class 2A,
5.000%, 05/25/2034	111,176	108,045
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3,
3.056%, 09/25/2036(4)	725,905	670,451
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2,
5.500%, 11/25/2035	9,513	8,612
Countrywide Asset-Backed Certificates:
Series 2005-13, Class AF3,
5.430%, 02/25/2033(4)	14,743	14,032
Series 2004-S1, Class A3,
5.115%, 02/25/2035(7)	93,759	93,655
Series 2005-10, Class AF6,
4.915%, 12/25/2035(4)	27,390	28,202
Series 2006-10, Class 1AF3,
5.971%, 12/25/2035(4)	281,094	271,948
Credit Suisse First Boston
Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1,
2.591%, 11/25/2033(4)	3,624,611	3,642,684
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
CWABS Asset-Backed Certificates Trust:
Series 2004-15, Class AF6,
4.613%, 04/25/2035(4)	$136	$136
Series 2005-1, Class AF6,
5.030%, 06/25/2035(4)	1,385	1,393
Series 2005-17, Class 1AF5,
5.564%, 03/25/2036(4)	97,131	99,517
Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust,
Series 2004-4, Class 1A6,
6.000%, 04/25/2034(7)	397	403
First Horizon Alternative
Mortgage Securities Trust:
Series 2006-FA6, Class 3A1,
5.750%, 11/25/2021(6)	3,239	2,572
Series 2006-FA8, Class 2A1,
5.750%, 01/25/2022(6)	48,499	13,998
FirstKey Homes LLC,
1.538%, 08/17/2028(8)	124,775,000	124,775,000
Fremont Home Loan Trust,
Series 2006-A, Class 1A1,
0.382%, 05/25/2036
(1 Month LIBOR USD + 0.290%)(3)	14,201,801	13,883,063
GE Capital Mortgage
Services, Inc. Trust,
Series 1999-HE1, Class A7,
6.265%, 04/25/2029	52	53
GSAA Home Equity Trust,
Series 2004-6, Class A1,
0.892%, 06/25/2034
(1 Month LIBOR USD + 0.800%)(3)	359,868	363,721
HomeBanc Mortgage Trust,
Series 2005-3, Class A1,
0.572%, 07/25/2035
(1 Month LIBOR USD + 0.480%)(3)	225,385	225,625
IMC Home Equity Loan Trust,
Series 1997-5, Class A10,
6.880%, 11/20/2028	106	106
Impac CMB Trust:
Series 2004-4, Class 2A2,
5.749%, 09/25/2034(7)	60,574	63,018
Series 2004-5, Class 1A2,
0.792%, 10/25/2034
(1 Month LIBOR USD + 0.700%)(3)	1,713,129	1,714,388
Series 2004-6, Class 1A1,
0.892%, 10/25/2034
(1 Month LIBOR USD + 0.800%)(3)	1,338,720	1,358,053
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1,
3.172%, 03/25/2036(4)(6)	172,239	165,215
J.P. Morgan Mortgage Trust:
Series 2007-A1, Class 5A2,
2.577%, 07/25/2035(4)	1,311,587	1,339,803
Series 2007-A1, Class 5A5,
2.577%, 07/25/2035(4)	1,985,954	2,031,079
Series 2005-A4, Class 1A1,
2.696%, 07/25/2035(4)	373,290	386,897
Series 2006-A7, Class 2A2,
3.092%, 01/25/2037(4)	75,483	70,564
Series 2006-A7, Class 2A4R,
3.092%, 01/25/2037(4)	322,498	301,482
Series 2007-A2, Class 2A3,
3.075%, 04/25/2037(4)(6)	841,014	754,619
Merrill Lynch Mortgage Investors Trust,
Series 2004-F, Class A1A,
1.839%, 12/25/2029(4)	3,129,135	3,228,158
MetLife, Inc.,
Series 2019-1A, Class A1A,
3.750%, 04/25/2058(2)(4)	11,747,578	12,108,883
Mill City Mortgage Loan Trust,
Series 2021-NMR1, Class A1,
1.125%, 11/25/2060(2)(4)	27,518,602	27,625,925
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A1,
2.529%, 09/25/2034(4)	1,377,950	1,415,717
MortgageIT Trust,
Series 2005-2, Class 1A1,
0.612%, 05/25/2035
(1 Month LIBOR USD + 0.520%)(3)	579,144	582,441
New Residential Mortgage Loan Trust:
Series 2017-2A, Class A3,
4.000%, 03/25/2057(2)(4)	7,846,390	8,376,472
Series 2017-3A, Class A1,
4.000%, 04/25/2057(2)(4)	11,163,428	11,947,853
Series 2017-4A, Class A1,
4.000%, 05/25/2057(2)(4)	13,733,972	14,619,335
Series 2018-1A, Class A1A,
4.000%, 12/25/2057(2)(4)	8,644,691	9,258,145
Series 2020-1A, Class A1B,
3.500%, 10/25/2059(2)(4)	16,723,734	17,638,940
RALI Series Trust,
Series 2004-QS6, Class A1,
5.000%, 12/15/2021(6)	6,165	5,802
RAMP Series Trust,
Series 2005-RS1, Class AI6,
4.713%, 11/25/2034	230	232
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3,
5.612%, 04/25/2037(7)	2,482,525	1,013,458
Structured Adjustable Rate
Mortgage Loan Trust,
Series 2004-12, Class 3A1,
2.485%, 09/25/2034(4)	1,298,856	1,325,070
Structured Asset Securities Corp.,
Series 2005-7XS, Class 1A4B,
5.940%, 04/25/2035(74)	2,687	2,834
Structured Asset Securities Corp.
Mortgage Loan Trust,
Series 2006-OPT1, Class A6,
0.242%, 04/25/2036
(1 Month LIBOR USD + 0.150%)(3)	7,634,200	7,333,213
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A,
2.231%, 10/25/2043(4)	6,462,981	6,512,093
Towd Point Mortgage Trust:
Series 2015-5, Class A1,
3.500%, 05/25/2055(2)(4)	187,199	187,191
Series 2016-3, Class A1,
2.250%, 08/25/2055(2)(4)	317,493	318,650
Series 2016-2, Class A1,
3.000%, 08/25/2055(2)(4)	2,393,020	2,416,438
Series 2016-5, Class A1,
2.500%, 10/25/2056(2)(4)	3,438,338	3,493,543
Series 2017-1, Class A1,
2.750%, 10/25/2056(2)(4)	15,173,800	15,406,006
Series 2017-6, Class A1,
2.750%, 10/25/2057(2)(4)	30,145,252	30,874,031

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Towd Point Mortgage Trust: (cont.)
Series 2018-1, Class A1,
3.000%, 01/28/2058(2)(4)	$3,207,757	$3,292,544
Series 2019-1, Class A1,
3.722%, 03/25/2058(2)(4)	18,222,669	19,191,705
Series 2018-6, Class A1A,
3.750%, 03/25/2058(2)(4)	24,693,041	25,504,775
Series 2018-4, Class A1,
3.000%, 06/25/2058(2)(4)	19,667,595	20,445,236
Series 2019-4, Class A1,
2.900%, 10/25/2059(2)(4)	53,551,944	55,380,362
Series 2020-2, Class A1A,
1.636%, 04/25/2060(2)(4)	14,533,962	14,668,862
Series 2020-4, Class A1,
1.750%, 10/25/2060(2)	107,772,479	108,970,823
WaMu Mortgage Pass-Through
Certificates Trust:
Series 2004-CB2, Class 3A,
6.000%, 08/25/2034	4,187,923	4,536,816
Series 2004-CB3, Class 2A,
6.500%, 10/25/2034	1,912,478	1,991,332
Series 2004-AR14, Class A1,
2.793%, 01/25/2035(4)	4,484,876	4,544,306
Total Non-U.S. Government
Agency Issues
(Cost $665,615,833)		671,268,302	1.9%
Total Residential
Mortgage-Backed Securities
(Cost $6,551,273,375)		6,736,311,497	18.9%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2014-M2, Class A2,
3.513%, 12/25/2023(4)	7,447,922	7,914,847
Freddie Mac Multifamily Structured
Pass Through Certificates:
Series K721, Class A2,
3.090%, 08/25/2022(4)	25,273,625	25,839,464
Series K028, Class A2,
3.111%, 02/25/2023	29,160,000	30,330,345
Series K029, Class A2,
3.320%, 02/25/2023(4)	16,448,000	17,161,068
Series K723, Class A2,
2.454%, 08/25/2023	28,425,000	29,393,892
Series K037, Class A2,
3.490%, 01/25/2024	69,525,000	74,229,743
Series K048, Class A2,
3.284%, 06/25/2025(4)	60,430,000	65,806,524
Series K050, Class A2,
3.334%, 08/25/2025(4)	82,739,000	90,318,927
Series K734, Class A2,
3.208%, 02/25/2026	21,500,000	23,482,689
Series K057, Class A2,
2.570%, 07/25/2026	21,420,000	22,902,907
Series K058, Class A2,
2.653%, 08/25/2026	24,865,000	26,724,201
Series K063, Class A2,
3.430%, 01/25/2027(4)	78,001,857	87,021,087
Series K064, Class A2,
3.224%, 03/25/2027	60,635,903	67,132,440
Series K065, Class A2,
3.243%, 04/25/2027	34,635,000	38,422,562
Series K066, Class A2,
3.117%, 06/25/2027	13,214,000	14,582,238
Series K067, Class A2,
3.194%, 07/25/2027	68,324,045	75,805,371
Series K068, Class A2,
3.244%, 08/25/2027	27,963,000	31,126,862
Series K069, Class A2,
3.187%, 09/25/2027(4)	25,488,779	28,321,462
Series K071, Class A2,
3.286%, 11/25/2027	25,529,000	28,526,028
Series K072, Class A2,
3.444%, 12/25/2027	6,050,000	6,817,753
Series K073, Class A2,
3.350%, 01/25/2028	1,350,000	1,516,339
Series K074, Class A2,
3.600%, 01/25/2028	21,722,000	24,751,578
Series K076, Class A2,
3.900%, 04/25/2028	92,070,000	106,689,970
Series K077, Class A2,
3.850%, 05/25/2028(4)	68,650,000	79,424,267
Series K078, Class A2,
3.854%, 06/25/2028	59,788,633	69,259,087
Series K080, Class A2,
3.926%, 07/25/2028(4)	42,725,000	49,792,057
Series K082, Class A2,
3.920%, 09/25/2028(4)	56,545,000	65,974,863
Series K083, Class A2,
4.050%, 09/25/2028(4)	1,000,000	1,175,724
Series K156, Class A3,
3.700%, 06/25/2033(4)	11,088,000	13,214,716
Series K-1510, Class A3,
3.794%, 01/25/2034	13,525,000	16,317,624
Total U.S. Government Agency Issues
(Cost $1,155,891,090)		1,219,976,635	3.4%
Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4,
3.625%, 05/17/2050	44,535,000	49,438,642
Series 2017-BNK8, Class A4,
3.488%, 11/17/2050	66,833,000	74,019,205
Series 2019-BN21, Class A5,
2.851%, 10/18/2052	26,645,000	28,465,258
Series 2020-BN29, Class A4,
1.997%, 11/18/2053	66,985,000	66,840,178
Series 2017-BNK9, Class A4,
3.538%, 11/17/2054	98,103,000	108,962,031
Series 2017-BNK5, Class A5,
3.390%, 06/17/2060	22,501,000	24,737,044
Series 2017-BNK7, Class A5,
3.435%, 09/17/2060	350,000	386,475
Series 2018-BN10, Class A5,
3.688%, 02/17/2061	11,050,000	12,365,514
Series 2018-BN12, Class A4,
4.255%, 05/17/2061(4)	10,010,000	11,552,860
Benchmark Mortgage Trust:
Series 2018-B6, Class A4,
4.261%, 10/10/2051	12,920,000	14,956,838
Series 2020-B19, Class A5,
1.850%, 09/17/2053	56,766,000	56,071,309
Series 2020-B20, Class A5,
2.034%, 10/20/2053	24,946,000	24,957,904
Series 2020-B21, Class A5,
1.978%, 12/17/2053	9,000,000	8,953,588
Series 2021-B24, Class A5,
2.584%, 03/17/2054	40,000,000	41,826,504

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
CD Mortgage Trust:
Series 2016-CD1, Class A4,
2.724%, 08/12/2049	$46,415,000	$49,240,690
Series 2017-CD3, Class A4,
3.631%, 02/11/2050	7,200,000	7,957,543
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class A4,
3.283%, 05/10/2058	29,732,980	32,032,362
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4,
3.093%, 04/10/2046	34,503,388	35,740,869
Series 2014-GC19, Class A3,
3.753%, 03/12/2047	6,361,490	6,758,680
Series 2014-GC25, Class A4,
3.635%, 10/10/2047	16,838,590	18,240,746
Series 2015-GC27, Class A5,
3.137%, 02/10/2048	59,202,541	63,137,639
Series 2015-GC35, Class A4,
3.818%, 11/13/2048	68,175,000	75,192,116
Series 2017-P8, Class A4,
3.465%, 09/16/2050	22,000,000	24,298,127
COMM Mortgage Trust:
Series 2012-CR1, Class A3,
3.391%, 05/17/2045	6,500,943	6,593,364
Series 2013-CR9, Class A3,
4.022%, 07/12/2045	5,546,808	5,744,394
Series 2012-CR2, Class A4,
3.147%, 08/17/2045	20,250,536	20,635,831
Series 2013-CR10, Class A3,
3.923%, 08/10/2046	10,969,762	11,593,293
Series 2014-CR15, Class ASB,
3.595%, 02/12/2047	7,071,479	7,354,681
Series 2014-CR19, Class A5,
3.796%, 08/12/2047	15,789,828	17,090,608
Series 2013-CR11, Class A3,
3.983%, 08/12/2050	10,259,146	10,931,025
DBGS Mortgage Trust,
Series 2018-C1, Class A4,
4.466%, 10/17/2051	19,875,000	23,152,113
DBJPM Mortgage Trust:
Series 2016-C3, Class ASB,
2.756%, 08/12/2049	10,755,000	11,244,415
Series 2017-C6, Class A5,
3.328%, 06/10/2050	20,800,000	22,765,094
Series 2020-C9, Class A5,
1.926%, 08/15/2053	22,555,000	22,436,406
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class A3,
2.773%, 11/10/2045	37,386,256	38,193,575
Series 2013-GC14, Class A5,
4.243%, 08/10/2046	25,500,000	27,185,127
J.P. Morgan Chase Commercial
Mortgage Securities Trust:
Series 2013-LC11, Class A5,
2.960%, 04/15/2046	18,102,913	18,767,324
Series 2013-C10, Class ASB,
2.702%, 12/17/2047	3,471,925	3,528,498
Series 2012-LC9, Class A5,
2.840%, 12/17/2047	11,424,991	11,675,592
JPMBB Commercial Mortgage
Securities Trust:
Series 2013-C12, Class ASB,
3.157%, 07/17/2045	1,226,174	1,241,128
Series 2013-C12, Class A5,
3.664%, 07/17/2045	6,835,000	7,172,829
Series 2013-C15, Class A4,
4.096%, 11/17/2045	1,297,772	1,373,323
Series 2013-C14, Class A4,
4.133%, 08/17/2046(4)	22,428,926	23,496,810
Series 2013-C17, Class A3,
3.928%, 01/17/2047	3,160,205	3,277,363
Series 2013-C17, Class A4,
4.199%, 01/17/2047	17,276,000	18,586,442
Series 2014-C24, Class ASB,
3.368%, 11/18/2047	6,525,578	6,812,388
Series 2014-C25, Class ASB,
3.407%, 11/18/2047	6,150,221	6,436,546
Series 2015-C30, Class A5,
3.822%, 07/15/2048	22,658,000	24,885,938
Series 2015-C28, Class A4,
3.227%, 10/19/2048	16,688,500	17,817,981
JPMCC Commercial Mortgage
Securities Trust:
Series 2017-JP7, Class A5,
3.454%, 09/16/2050	9,000,000	9,934,450
Series 2017-C7, Class A5,
3.409%, 10/17/2050	6,035,000	6,654,058
JPMDB Commercial Mortgage
Securities Trust,
Series 2017-C5, Class A5,
3.694%, 03/17/2050	19,365,000	21,379,930
Morgan Stanley Bank of America
Merrill Lynch Trust:
Series 2012-C5, Class A4,
3.176%, 08/17/2045	37,925,000	38,565,413
Series 2012-C6, Class A4,
2.858%, 11/15/2045	20,211,555	20,623,404
Series 2013-C10, Class A3,
4.102%, 07/17/2046(4)	6,148,843	6,477,653
Series 2013-C12, Class A3,
3.973%, 10/17/2046	16,211,562	17,057,457
Series 2014-C16, Class A5,
3.892%, 06/17/2047	25,000,000	26,878,350
Series 2016-C29, Class ASB,
3.140%, 05/17/2049	12,130,372	12,788,729
Series 2016-C30, Class A5,
2.860%, 09/17/2049	18,082,000	19,199,535
Series 2017-C34, Class A4,
3.536%, 11/18/2052	41,287,079	45,775,240
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB,
3.278%, 02/18/2048	13,721,644	14,323,257
Series 2015-SG1, Class ASB,
3.556%, 09/17/2048	17,496,342	18,380,543
Series 2015-SG1, Class A4,
3.789%, 09/17/2048	19,895,789	21,503,961
Series 2015-P2, Class A3,
3.541%, 12/15/2048	46,750,000	50,066,992
Series 2017-C42, Class A4,
3.589%, 12/16/2050	7,315,000	8,121,523
Series 2019-C50, Class ASB,
3.635%, 05/17/2052	20,000,000	22,177,122
Series 2017-RC1, Class A4,
3.631%, 01/15/2060	14,225,000	15,731,819

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4,
3.440%, 04/15/2045	$11,554,612	$11,583,332
Series 2013-C13, Class ASB,
2.654%, 05/17/2045	2,723,711	2,771,521
Series 2013-C18, Class A4,
3.896%, 12/17/2046	11,680,780	12,426,157
Series 2014-C21, Class A5,
3.678%, 08/16/2047	34,719,000	37,434,838
Series 2014-C24, Class A4,
3.343%, 11/18/2047	36,730,000	38,929,914
Series 2014-C23, Class ASB,
3.636%, 10/17/2057	4,596,427	4,815,449
Total Non-U.S. Government
Agency Issues
(Cost $1,660,360,152)		1,689,724,857	4.7%
Total Commercial
Mortgage-Backed Securities
(Cost $2,816,251,242)		2,909,701,492	8.1%
Asset Backed Securities
Capital One Multi-Asset Execution Trust,
Series 2019-A3, Class A3,
2.060%, 08/15/2028	3,227,000	3,383,958
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3,
6.150%, 06/15/2039	8,691,000	12,225,372
Conseco Financial Corp.:
Series 1998-7, Class A1,
6.320%, 05/01/2029	578,497	579,425
Series 1998-3, Class A5,
6.220%, 03/01/2030	11,015	11,034
Series 1998-4, Class A5,
6.180%, 04/01/2030	235,069	237,423
Donlen Fleet Lease Funding 2 LLC,
Series 2021-2, Class A2,
0.560%, 12/11/2034(2)	37,975,000	38,020,183
Ford Credit Auto Owner Trust:
Series 2019-1, Class A,
3.520%, 07/15/2030(2)	25,192,000	27,061,674
Series 2018-1, Class A,
3.190%, 07/15/2031(2)	40,550,000	43,745,839
Nelnet Student Loan Trust,
Series 2021-A, Class APT1,
1.360%, 04/20/2062(2)	50,900,000	50,908,129
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3,
6.450%, 12/15/2023	6,205	6,366
PFS Financing Corp.,
Series 2020-F, Class A,
0.930%, 08/15/2024(2)	16,750,000	16,830,577
Towd Point Mortgage Trust:
Series 2020-MH1, Class A1A,
2.184%, 02/25/2060(2)(4)	44,803,290	45,281,032
Series 2020-MH1, Class A1,
2.250%, 02/25/2060(2)(4)	28,559,866	28,901,873
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A,
2.560%, 11/25/2031(2)	68,654,950	72,393,555
Series 2020-1A, Class A,
1.350%, 05/25/2033(2)	104,383,000	106,117,188
Total Asset Backed Securities
(Cost $434,877,341)		445,703,628	1.2%

	Shares
Common Stock
Industrials
Valaris Ltd.	13,917	401,923
Total Common Stock
(Cost $3,984,823)		401,923	0.0%
Total Long-Term Investments
(Cost $33,827,272,266)		34,934,887,880	97.7%
Short-Term Investment
Money Market Mutual Fund
First American Government
Obligations Fund, Class U, 0.03%(5)	981,062,858	981,062,858
Total Short-Term Investment
(Cost $981,062,858)		981,062,858	2.8%
Total Investments
(Cost $34,808,335,124)		35,915,950,738	100.5%
Liabilities in Excess of Other Assets		(167,710,507)	(0.5)%
TOTAL NET ASSETS		$35,748,240,231	100.0%
Notes to Schedule of Investments
CMT – Constant Maturity Treasury
LIBOR – London Inter-bank Offered Rate
SOFR – Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2021, the value of these securities totaled $5,319,966,969, which represented 14.88% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2021.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2021.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2021.
(8)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$10,035,175,673	$—	$10,035,175,673
Other Government Related Securities	—	58,688,660	—	58,688,660
Corporate Bonds	—	14,387,969,848	—	14,387,969,848
Municipal Bonds	—	360,935,159	—	360,935,159
Residential Mortgage-Backed Securities – U.S. Government Agency Issues	—	6,065,043,195	—	6,065,043,195
Residential Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	671,268,302	—	671,268,302
Commercial Mortgage-Backed Securities – U.S. Government Agency Issues	—	1,219,976,635	—	1,219,976,635
Commercial Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	1,689,724,857	—	1,689,724,857
Asset Backed Securities	—	445,703,628	—	445,703,628
Common Stock	401,923	—	—	401,923
Total Long-Term Investments	401,923	34,934,485,957	—	34,934,887,880
Short-Term Investment
Money Market Mutual Fund	981,062,858	—	—	981,062,858
Total Short-Term Investment	981,062,858	—	—	981,062,858
Total Investments	$981,464,781	$34,934,485,957	$—	$35,915,950,738

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
June 30, 2021 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$31,563,487,825

	SEC 30-Day Yield(3)
	Institutional Class	1.54%
	Investor Class	1.30%

	Average Effective Duration	6.36 years

	Average Effective Maturity	8.00 years

	Annualized Expense Ratio(4)
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio Turnover Rate	15%	(6)

	Number of Holdings	1,627

Sector Weightings(1)

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2021.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2021.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Core Plus Bond Fund
June 30, 2021 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2021	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	-1.03%	1.78%	4.03%	4.34%	5.75%
Investor Class Shares	-1.19%	1.52%	3.76%	4.08%	5.49%
Bloomberg Barclays U.S. Universal Bond Index(2)	-1.15%	1.12%	3.48%	3.74%	5.05%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2021.
(2)
The Bloomberg Barclays U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 20% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy. The Fund maintains securities with longer maturities in order to provide a greater potential for return. Generally, the longer a bond’s maturity, the greater the interest rate risk. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, business interruptions, growth concerns in the U.S. and overseas, and changed travel and social behaviors. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
2.125%, 12/31/2022	$222,815,000	$229,290,561
2.500%, 05/15/2024	422,925,000	447,986,609
2.250%, 11/15/2025	211,300,000	224,803,391
2.000%, 11/15/2026	927,575,000	978,881,492
2.250%, 11/15/2027	1,112,075,000	1,189,572,727
0.625%, 08/15/2030	669,350,000	623,593,649
1.375%, 11/15/2040	326,575,000	293,356,199
2.875%, 05/15/2043	1,054,150,000	1,212,354,850
2.500%, 02/15/2045	973,450,000	1,053,227,265
2.875%, 05/15/2049	191,175,000	223,861,444
Total U.S. Treasury Securities
(Cost $6,466,162,238)		6,476,928,187	20.5%
Other Government Related Securities
Comision Federal de Electricidad,
5.750%, 02/14/2042(1)(2)	5,200,000	5,764,252
Corp Andina de Fomento,
4.375%, 06/15/2022(1)	4,265,000	4,418,199
Electricite de France SA,
4.750%, 10/13/2035(1)(2)	10,000,000	12,197,108
Korea Development Bank,
3.000%, 09/14/2022(1)	4,400,000	4,529,668
Petrobras Global Finance BV,
7.375%, 01/17/2027(1)	9,300,000	11,462,250
Petroleos Mexicanos:
4.500%, 01/23/2026(1)	3,516,000	3,559,598
6.490%, 01/23/2027(1)	11,743,000	12,403,544
6.840%, 01/23/2030(1)	14,606,000	15,051,483
5.950%, 01/28/2031(1)	1,005,000	976,358
Sinopec Group Overseas
Development [2014] Ltd.,
4.375%, 04/10/2024(1)(2)	1,500,000	1,637,838
Sinopec Group Overseas
Development [2015] Ltd.,
3.250%, 04/28/2025(1)(2)	7,500,000	8,016,600
Sinopec Group Overseas
Development [2017] Ltd.,
3.000%, 04/12/2022(1)(2)	6,950,000	7,073,154
Total Other Government
Related Securities
(Cost $80,476,314)		87,090,052	0.3%
Corporate Bonds
Industrials
A.P. Meoller – Maersk A/S,
3.750%, 09/22/2024(1)(2)	4,475,000	4,823,826
Abbott Laboratories,
4.750%, 11/30/2036	7,506,000	9,665,269
AbbVie, Inc.:
5.000%, 12/15/2021	41,397,000	41,795,503
3.250%, 10/01/2022	7,500,000	7,711,171
3.200%, 11/06/2022	3,000,000	3,099,089
3.850%, 06/15/2024	10,125,000	10,981,124
3.800%, 03/15/2025	29,200,000	31,940,310
3.600%, 05/14/2025	2,500,000	2,727,992
4.550%, 03/15/2035	14,098,000	17,110,884
4.300%, 05/14/2036	3,825,000	4,538,063
4.050%, 11/21/2039	11,250,000	13,066,038
4.250%, 11/21/2049	20,000,000	23,970,287
ADT Corp.,
3.500%, 07/15/2022	6,900,000	7,029,375
Adventist Health System:
2.952%, 03/01/2029	7,250,000	7,642,519
3.630%, 03/01/2049	8,900,000	9,772,781
Agilent Technologies, Inc.,
3.875%, 07/15/2023	5,325,000	5,652,165
Air Liquide Finance,
2.500%, 09/27/2026(1)(2)	4,833,000	5,129,520
Air Products and Chemicals, Inc.,
2.800%, 05/15/2050	5,000,000	4,997,566
Aker BP ASA,
2.875%, 01/15/2026(1)(2)	25,000,000	26,332,025
Albertsons Companies, Inc.:
3.250%, 03/15/2026(2)	5,000,000	5,071,250
3.500%, 03/15/2029(2)	1,500,000	1,483,125
Alcon Finance Corp.:
3.000%, 09/23/2029(1)(2)	6,110,000	6,430,555
2.600%, 05/27/2030(1)(2)	6,475,000	6,612,410
Alibaba Group Holding Ltd.,
3.125%, 11/28/2021(1)	10,000,000	10,066,028
Alimentation Couche-Tard, Inc.,
2.950%, 01/25/2030(1)(2)	6,500,000	6,744,374
Allegion PLC,
3.500%, 10/01/2029	8,000,000	8,694,617
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	22,750,000	24,184,718
Alpek SAB de CV:
4.250%, 09/18/2029(1)(2)	6,000,000	6,510,060
3.250%, 02/25/2031(1)(2)	10,000,000	10,120,100
America Movil SAB de CV,
2.875%, 05/07/2030(1)	28,000,000	29,511,903
Amgen, Inc.:
2.200%, 02/21/2027	11,750,000	12,200,164
3.150%, 02/21/2040	5,000,000	5,210,009
4.400%, 05/01/2045	8,000,000	9,713,172
Anglo American Capital PLC:
4.125%, 09/27/2022(1)(2)	5,385,000	5,606,260
3.625%, 09/11/2024(1)(2)	4,325,000	4,660,023
2.625%, 09/10/2030(1)(2)	16,025,000	16,085,612
3.950%, 09/10/2050(1)(2)	10,000,000	10,829,298
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029(1)	5,000,000	5,956,323
5.450%, 01/23/2039(1)	9,975,000	13,155,732
4.900%, 02/01/2046(1)	70,275,000	88,950,583
ANR Pipeline Co.,
9.625%, 11/01/2021(1)	9,150,000	9,426,133
Antofagasta PLC,
2.375%, 10/14/2030(1)(2)	6,000,000	5,781,000
AP Moller – Maersk A/S:
3.875%, 09/28/2025(1)(2)	18,140,000	19,917,912
4.500%, 06/20/2029(1)(2)	20,575,000	23,781,430
Apple, Inc.,
2.650%, 05/11/2050	15,000,000	14,727,543
Aramark Services, Inc.,
5.000%, 02/01/2028(2)	1,000,000	1,047,200
ArcelorMittal:
6.125%, 06/01/2025(1)	6,078,000	7,147,103
4.550%, 03/11/2026(1)	30,930,000	34,981,587
4.250%, 07/16/2029(1)	15,000,000	16,591,624
Arcosa, Inc.,
4.375%, 04/15/2029(2)	3,000,000	3,052,500
Ardagh Metal Packaging S.A.,
3.250%, 09/01/2028(1)(2)	500,000	498,552
Arrow Electronics, Inc.,
3.250%, 09/08/2024	15,000,000	15,964,566
The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Ashtead Capital, Inc.,
4.000%, 05/01/2028(1)(2)	$9,000,000	$9,461,250
AT&T, Inc.:
4.300%, 02/15/2030	10,980,000	12,690,962
2.550%, 12/01/2033(2)	14,329,000	14,194,906
5.250%, 03/01/2037	7,125,000	8,975,931
4.900%, 08/15/2037	10,000,000	12,321,852
4.650%, 06/01/2044	9,700,000	11,425,999
3.550%, 09/15/2055(2)	45,029,000	45,179,975
3.800%, 12/01/2057(2)	25,315,000	26,375,254
3.650%, 09/15/2059(2)	31,734,000	32,181,405
Avery Dennison Corp.,
2.650%, 04/30/2030	10,175,000	10,451,221
Ball Corp.:
5.250%, 07/01/2025	21,675,000	24,465,656
4.875%, 03/15/2026	23,125,000	25,755,691
2.875%, 08/15/2030	5,000,000	4,908,100
Bayer US Finance II LLC:
4.250%, 12/15/2025(1)(2)	25,000,000	27,858,662
4.625%, 06/25/2038(1)(2)	12,000,000	14,234,701
4.400%, 07/15/2044(1)(2)	5,125,000	5,846,804
Beam Suntory, Inc.:
3.250%, 05/15/2022(1)	10,650,000	10,841,351
3.250%, 06/15/2023(1)	10,960,000	11,433,795
Becton Dickinson and Co.:
3.363%, 06/06/2024	10,000,000	10,713,897
3.734%, 12/15/2024	9,250,000	10,072,774
1.957%, 02/11/2031	32,000,000	31,222,191
4.875%, 05/15/2044	5,455,000	6,461,621
Bemis Co., Inc.,
4.500%, 10/15/2021	1,000,000	1,000,460
Berry Global, Inc.,
4.875%, 07/15/2026(2)	28,000,000	29,628,480
Boardwalk Pipelines LP:
4.950%, 12/15/2024	17,475,000	19,532,717
5.950%, 06/01/2026	26,406,000	31,305,604
4.800%, 05/03/2029	26,341,000	30,312,486
Boeing Co.:
2.196%, 02/04/2026	25,550,000	25,794,213
5.150%, 05/01/2030	24,000,000	28,419,719
Bon Secours Mercy Health, Inc.,
3.464%, 06/01/2030	16,330,000	17,910,704
Booz Allen Hamilton, Inc.:
3.875%, 09/01/2028(2)	1,000,000	1,020,000
4.000%, 07/01/2029(2)	500,000	511,250
Boral Finance Pty Ltd.,
3.750%, 05/01/2028(1)(2)	5,550,000	5,985,570
BorgWarner, Inc.:
5.000%, 10/01/2025(2)	10,000,000	11,475,254
2.650%, 07/01/2027	9,000,000	9,545,024
Boston Scientific Corp.,
1.900%, 06/01/2025	15,000,000	15,470,117
Bristol-Myers Squibb Co.,
3.250%, 02/20/2023	9,622,000	10,051,703
Broadcom, Inc.:
3.625%, 10/15/2024	26,800,000	29,025,606
3.125%, 01/15/2025	13,250,000	14,143,496
4.700%, 04/15/2025	18,300,000	20,616,145
3.150%, 11/15/2025	7,150,000	7,663,230
4.250%, 04/15/2026	30,400,000	34,079,486
4.750%, 04/15/2029	14,900,000	17,332,528
5.000%, 04/15/2030	11,000,000	12,977,488
4.150%, 11/15/2030	10,000,000	11,214,150
2.450%, 02/15/2031(2)	7,250,000	7,124,536
3.500%, 02/15/2041(2)	11,000,000	11,253,317
Broadridge Financial Solutions, Inc.,
3.400%, 06/27/2026	18,286,000	20,039,378
Bunge Limited Finance Corp.:
3.250%, 08/15/2026	13,188,000	14,244,687
3.750%, 09/25/2027	23,800,000	26,212,979
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,100,000	3,759,173
Cameron LNG LLC,
3.701%, 01/15/2039(2)	15,000,000	16,687,115
Campbell Soup Co.,
3.950%, 03/15/2025	11,000,000	12,132,743
Cargill, Inc.,
2.125%, 04/23/2030(2)	7,000,000	7,088,711
Carlisle Companies, Inc.:
3.750%, 12/01/2027	4,600,000	5,117,759
2.750%, 03/01/2030	21,832,000	22,711,565
Carrier Global Corp.:
2.493%, 02/15/2027	12,845,000	13,444,108
2.700%, 02/15/2031	14,700,000	15,135,349
3.377%, 04/05/2040	10,000,000	10,489,242
3.577%, 04/05/2050	3,050,000	3,234,422
CCL Industries, Inc.,
3.050%, 06/01/2030(1)(2)	19,725,000	20,696,866
Cellnex Finance Co.,
3.875%, 07/07/2041(1)(8)	7,000,000	6,978,720
CF Industries, Inc.:
3.450%, 06/01/2023	24,874,000	25,962,238
5.375%, 03/15/2044	10,922,000	13,534,542
Charles River Laboratories
International, Inc.,
4.000%, 03/15/2031(2)	3,000,000	3,120,990
Charter Communications Operating LLC:
4.464%, 07/23/2022	33,748,000	34,938,925
4.908%, 07/23/2025	63,550,000	71,996,491
3.750%, 02/15/2028	5,000,000	5,514,283
5.050%, 03/30/2029	3,437,000	4,059,754
2.300%, 02/01/2032	5,000,000	4,807,109
6.384%, 10/23/2035	32,905,000	43,983,029
5.375%, 04/01/2038	6,000,000	7,372,665
3.500%, 06/01/2041	10,000,000	10,067,698
3.700%, 04/01/2051	6,700,000	6,626,746
3.850%, 04/01/2061	12,075,000	11,851,572
4.400%, 12/01/2061	10,000,000	10,744,854
Cheniere Corpus Christi Holdings LLC:
7.000%, 06/30/2024	4,269,000	4,890,276
5.875%, 03/31/2025	5,005,000	5,736,076
5.125%, 06/30/2027	11,397,000	13,252,279
Chevron Phillips Chemical Co. LLC /
Chevron Phillips Chemical Co. LP,
5.125%, 04/01/2025(2)	15,000,000	17,171,103
Chevron USA, Inc.,
5.050%, 11/15/2044	3,000,000	4,022,872
Cigna Corp.:
3.050%, 11/30/2022	15,000,000	15,525,431
3.000%, 07/15/2023	7,525,000	7,880,775
3.500%, 06/15/2024	7,800,000	8,361,859
4.500%, 02/25/2026	5,725,000	6,515,638
2.400%, 03/15/2030	9,850,000	10,048,701
4.800%, 08/15/2038	7,600,000	9,465,258
CK Hutchison International Ltd.:
2.875%, 04/05/2022(1)(2)	7,475,000	7,604,392
3.250%, 04/11/2024(1)(2)	7,000,000	7,449,381
2.500%, 04/15/2031(1)(2)	10,000,000	10,183,800

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Clean Harbors, Inc.,
5.125%, 07/15/2029(2)	$100,000	$108,750
CNH Industrial Capital LLC:
4.200%, 01/15/2024(1)	15,000,000	16,231,243
1.875%, 01/15/2026(1)	14,250,000	14,491,599
CNH Industrial NV:
4.500%, 08/15/2023(1)	16,168,000	17,430,500
3.850%, 11/15/2027(1)	26,114,000	28,913,249
Columbia Pipeline Group, Inc.:
4.500%, 06/01/2025(1)	14,135,000	15,866,449
5.800%, 06/01/2045(1)	4,733,000	6,388,594
Comcast Cable Communications
Holdings, Inc.,
9.455%, 11/15/2022	2,030,000	2,283,824
Comcast Corp.:
4.250%, 01/15/2033	6,500,000	7,746,461
4.400%, 08/15/2035	13,575,000	16,359,090
3.200%, 07/15/2036	15,000,000	16,093,209
4.600%, 10/15/2038	12,350,000	15,306,615
4.650%, 07/15/2042	2,000,000	2,510,376
4.950%, 10/15/2058	7,500,000	10,371,100
CommonSpirit Health:
2.760%, 10/01/2024	7,500,000	7,896,225
2.782%, 10/01/2030	20,400,000	21,169,133
Conagra Brands, Inc.,
5.300%, 11/01/2038	6,625,000	8,419,687
ConocoPhillips,
2.400%, 02/15/2031(2)	12,000,000	12,282,471
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036	845,000	1,164,391
Constellation Brands, Inc.,
4.750%, 12/01/2025	1,000,000	1,150,782
Corning, Inc.,
4.375%, 11/15/2057	10,000,000	11,915,024
Cox Communications, Inc.:
3.850%, 02/01/2025(2)	2,875,000	3,128,749
3.350%, 09/15/2026(2)	20,850,000	22,641,159
4.800%, 02/01/2035(2)	4,450,000	5,393,103
4.700%, 12/15/2042(2)	1,670,000	2,063,245
3.600%, 06/15/2051(2)	22,900,000	24,114,338
CSX Corp.:
6.220%, 04/30/2040	475,000	694,411
4.650%, 03/01/2068	9,000,000	11,780,354
CVS Health Corp.:
3.875%, 07/20/2025	2,302,000	2,541,624
3.250%, 08/15/2029	11,800,000	12,803,485
4.780%, 03/25/2038	35,075,000	43,150,887
5.125%, 07/20/2045	15,000,000	19,509,750
5.050%, 03/25/2048	32,600,000	42,343,348
CVS Pass-Through Trust,
7.507%, 01/10/2032(2)	3,545,456	4,491,487
Daimler Finance North America LLC:
2.550%, 08/15/2022(1)(2)	19,750,000	20,212,702
1.750%, 03/10/2023(1)(2)	29,550,000	30,158,497
Danone SA:
3.000%, 06/15/2022(1)(2)	3,500,000	3,588,643
2.589%, 11/02/2023(1)(2)	10,000,000	10,424,729
DCP Midstream LLC:
5.375%, 07/15/2025	3,000,000	3,341,100
5.625%, 07/15/2027	17,000,000	19,337,500
5.125%, 05/15/2029	8,000,000	8,840,000
Dell International LLC / EMC Corp.:
5.450%, 06/15/2023	42,180,000	45,759,539
5.850%, 07/15/2025	5,000,000	5,866,073
6.020%, 06/15/2026	37,004,000	44,424,278
4.900%, 10/01/2026	8,395,000	9,688,534
Dentsply Sirona,
3.250%, 06/01/2030	46,120,000	49,327,603
Deutsche Telekom AG,
3.625%, 01/21/2050(1)(2)	5,925,000	6,254,864
Deutsche Telekom International
Finance BV,
8.750%, 06/15/2030(1)	28,015,000	41,978,734
Dignity Health,
5.267%, 11/01/2064	7,625,000	10,539,676
DISH DBS Corp.,
5.000%, 03/15/2023	2,500,000	2,616,575
Dominion Gas Holdings LLC,
3.600%, 12/15/2024	4,067,000	4,403,504
DuPont de Nemours, Inc.:
4.493%, 11/15/2025	9,275,000	10,547,115
5.319%, 11/15/2038	17,350,000	22,945,517
DXC Technology Co.:
4.250%, 04/15/2024	52,810,000	57,280,747
4.125%, 04/15/2025	30,000,000	32,971,345
4.750%, 04/15/2027	28,650,000	32,986,876
Eagle Materials, Inc.,
2.500%, 07/01/2031(8)	15,000,000	14,860,369
Eastern Gas Transmission
and Storage, Inc.,
3.600%, 12/15/2024	2,033,000	2,027,389
Eaton Corp.:
2.750%, 11/02/2022	2,625,000	2,709,985
4.000%, 11/02/2032	3,660,000	4,262,585
Ecolab, Inc.,
3.250%, 01/14/2023	6,325,000	6,586,299
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023	4,000,000	4,152,829
Element Fleet Management Corp.,
3.850%, 06/15/2025(1)(2)	23,000,000	24,741,773
Enable Midstream Partners LP:
4.400%, 03/15/2027	15,000,000	16,537,136
4.150%, 09/15/2029	16,585,000	18,159,271
Enbridge Energy Partners LP:
7.500%, 04/15/2038(1)	4,500,000	6,674,397
7.375%, 10/15/2045(1)	23,298,000	36,555,169
Energy Transfer LP:
3.450%, 01/15/2023	2,000,000	2,068,446
6.100%, 02/15/2042	1,000,000	1,243,233
Energy Transfer Operating LP:
4.250%, 03/15/2023	10,000,000	10,491,812
5.875%, 01/15/2024	15,000,000	16,621,562
5.500%, 06/01/2027	6,204,000	7,275,956
4.950%, 06/15/2028	4,693,000	5,422,192
5.250%, 04/15/2029	18,925,000	22,353,637
3.750%, 05/15/2030	6,350,000	6,897,929
5.950%, 10/01/2043	2,702,000	3,370,937
6.000%, 06/15/2048	5,000,000	6,320,038
Energy Transfer Partners LP:
4.200%, 04/15/2027	8,650,000	9,553,179
6.500%, 02/01/2042	18,727,000	24,313,743
5.150%, 03/15/2045	5,000,000	5,782,832
Eni SpA,
4.250%, 05/09/2029(1)(2)	18,250,000	20,760,962
EnLink Midstream Partners LP,
4.400%, 04/01/2024	23,605,000	24,785,250
Enterprise Products Operating LLC:
3.350%, 03/15/2023	10,000,000	10,407,050
3.950%, 01/31/2060	14,475,000	16,135,061

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
EQT Corp.:
7.625%, 02/01/2025	$10,000,000	$11,664,900
5.000%, 01/15/2029	1,000,000	1,114,970
3.625%, 05/15/2031(2)	100,000	104,250
EQT Midstream Partners LP:
4.750%, 07/15/2023	7,409,000	7,733,144
4.125%, 12/01/2026	14,750,000	15,100,312
Equinix, Inc.:
2.625%, 11/18/2024	8,000,000	8,417,448
3.200%, 11/18/2029	15,000,000	16,089,067
ERAC USA Finance LLC,
2.600%, 12/01/2021(2)	10,400,000	10,479,021
Exxon Mobil Corp.,
2.992%, 03/19/2025	35,000,000	37,540,570
FedEx Corp.:
3.900%, 02/01/2035	7,000,000	8,023,131
4.950%, 10/17/2048	13,500,000	17,412,118
Ferguson Finance PLC,
4.500%, 10/24/2028(2)	37,052,000	43,119,256
Fidelity National Information
Services, Inc.:
1.650%, 03/01/2028	10,075,000	10,017,896
4.500%, 08/15/2046	6,700,000	8,203,239
Fiserv, Inc.:
3.500%, 10/01/2022	11,625,000	11,986,982
3.850%, 06/01/2025	11,720,000	12,893,816
3.200%, 07/01/2026	6,400,000	6,925,938
2.250%, 06/01/2027	7,850,000	8,143,055
3.500%, 07/01/2029	8,810,000	9,694,013
4.400%, 07/01/2049	20,000,000	24,123,250
Flex Intermediate Holdco LLC,
3.363%, 06/30/2031(2)	30,000,000	30,368,231
Flex Ltd.,
3.750%, 02/01/2026	28,300,000	30,949,794
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022(2)	3,000,000	3,073,260
Flowserve Corp.,
3.500%, 10/01/2030	7,075,000	7,462,456
FMC Corp.,
3.200%, 10/01/2026	8,100,000	8,746,629
FMG Resources Pty Ltd.:
5.125%, 05/15/2024(1)(2)	2,045,000	2,226,494
4.375%, 04/01/2031(1)(2)	1,000,000	1,069,830
Fomento Economico
Mexicano SAB de CV:
2.875%, 05/10/2023(1)	11,700,000	12,078,612
4.375%, 05/10/2043(1)	2,000,000	2,377,120
3.500%, 01/16/2050(1)	11,625,000	12,226,710
Ford Motor Credit Co. LLC:
5.875%, 08/02/2021	8,975,000	9,020,773
2.979%, 08/03/2022	20,000,000	20,275,000
4.250%, 09/20/2022	4,459,000	4,604,230
4.140%, 02/15/2023	10,000,000	10,362,500
5.584%, 03/18/2024	29,367,000	32,162,738
3.664%, 09/08/2024	34,000,000	35,636,760
4.063%, 11/01/2024	7,000,000	7,445,550
3.375%, 11/13/2025	30,000,000	31,108,500
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029	14,000,000	15,057,259
Fox Corp.,
3.050%, 04/07/2025	5,000,000	5,353,800
Freeport-McMoRan, Inc.:
3.875%, 03/15/2023	38,916,000	40,576,157
5.000%, 09/01/2027	12,000,000	12,675,000
4.125%, 03/01/2028	11,550,000	12,055,312
4.375%, 08/01/2028	6,545,000	6,913,156
5.250%, 09/01/2029	14,415,000	15,910,556
4.250%, 03/01/2030	29,799,000	31,922,179
4.625%, 08/01/2030	3,000,000	3,285,000
Fresenius Medical Care
US Finance II, Inc.,
4.750%, 10/15/2024(1)(2)	8,075,000	8,972,274
Fresenius Medical Care
US Finance III, Inc.:
3.750%, 06/15/2029(1)(2)	34,130,000	37,127,787
2.375%, 02/16/2031(1)(2)	32,300,000	31,512,365
3.000%, 12/01/2031(1)(2)	16,500,000	16,831,572
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023(1)(2)	33,385,000	34,892,357
General Electric Co.:
3.450%, 05/01/2027	3,925,000	4,314,631
3.625%, 05/01/2030	5,000,000	5,575,396
General Mills, Inc.:
3.700%, 10/17/2023	20,000,000	21,401,024
4.000%, 04/17/2025	3,175,000	3,517,986
General Motors Co.,
6.125%, 10/01/2025	4,000,000	4,735,209
General Motors Financial Co., Inc.:
4.375%, 09/25/2021	4,875,000	4,920,296
3.450%, 01/14/2022	5,200,000	5,272,495
3.150%, 06/30/2022	13,050,000	13,362,667
4.150%, 06/19/2023	3,375,000	3,584,467
1.700%, 08/18/2023	15,500,000	15,819,917
5.100%, 01/17/2024	18,750,000	20,641,935
2.900%, 02/26/2025	17,725,000	18,762,591
1.250%, 01/08/2026	18,125,000	18,004,212
Genpact Luxembourg Sarl:
3.700%, 04/01/2022	43,005,000	43,826,759
3.375%, 12/01/2024	46,370,000	49,537,343
Genpact Luxembourg SARL,
1.750%, 04/10/2026	29,775,000	29,835,762
Georgia-Pacific LLC,
3.163%, 11/15/2021(2)	20,000,000	20,117,457
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021(1)(2)	2,000,000	2,032,728
4.250%, 10/25/2022(1)(2)	7,000,000	7,321,790
6.000%, 11/15/2041(1)(2)	9,400,000	12,445,882
5.550%, 10/25/2042(1)(2)	3,543,000	4,575,395
Glencore Funding LLC:
4.125%, 05/30/2023(1)(2)	16,940,000	18,018,007
4.625%, 04/29/2024(1)(2)	29,230,000	32,038,999
4.000%, 03/27/2027(1)(2)	17,000,000	18,842,002
4.875%, 03/12/2029(1)(2)	18,000,000	20,932,782
2.500%, 09/01/2030(1)(2)	19,800,000	19,751,621
3.875%, 04/27/2051(1)(2)	7,500,000	7,854,017
Global Payments, Inc.:
4.000%, 06/01/2023	10,775,000	11,444,072
4.800%, 04/01/2026	10,035,000	11,473,117
2.900%, 05/15/2030	5,000,000	5,209,326
Graphic Packaging International LLC:
3.500%, 03/15/2028(2)	5,000,000	5,037,500
3.500%, 03/01/2029(2)	5,000,000	4,953,500
Gray Oak Pipeline LLC,
2.600%, 10/15/2025(2)	15,000,000	15,408,735
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022(1)(2)	971,000	992,259
3.875%, 06/27/2024(1)(2)	31,501,000	33,954,534

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Grupo Bimbo SAB de CV: (cont.)
4.875%, 06/27/2044(1)(2)	$9,575,000	$11,435,614
4.700%, 11/10/2047(1)(2)	22,671,000	26,647,147
4.000%, 09/06/2049(1)(2)	19,500,000	20,763,765
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,000,000	3,072,070
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025(2)	10,000,000	11,158,086
GYP Holdings III Corp.,
4.625%, 05/01/2029(2)	2,500,000	2,509,375
HB Fuller Co.,
4.000%, 02/15/2027	6,725,000	6,960,375
HCA, Inc.:
5.000%, 03/15/2024	10,366,000	11,453,652
5.375%, 02/01/2025	25,300,000	28,538,400
5.250%, 04/15/2025	19,200,000	21,966,115
5.375%, 09/01/2026	1,000,000	1,150,750
4.500%, 02/15/2027	16,500,000	18,646,238
5.875%, 02/01/2029	3,500,000	4,226,250
4.125%, 06/15/2029	15,000,000	16,891,144
3.500%, 09/01/2030	5,000,000	5,326,850
3.500%, 07/15/2051	12,475,000	12,469,316
Hewlett Packard Enterprise Co.,
4.450%, 10/02/2023	12,575,000	13,599,195
Hexcel Corp.:
4.700%, 08/15/2025	8,303,000	9,142,640
3.950%, 02/15/2027	19,000,000	20,436,272
Hologic, Inc.,
3.250%, 02/15/2029(2)	21,238,000	21,052,167
HP, Inc.:
2.200%, 06/17/2025	10,000,000	10,379,310
3.000%, 06/17/2027	25,000,000	26,772,322
Huntington Ingalls Industries, Inc.,
3.844%, 05/01/2025	10,000,000	10,897,212
Huntsman International LLC,
2.950%, 06/15/2031	4,900,000	4,969,968
Husky Energy, Inc.:
4.000%, 04/15/2024(1)	7,380,000	7,898,555
4.400%, 04/15/2029(1)	15,000,000	16,962,775
Hutchison Whampoa International Ltd.:
3.250%, 11/08/2022(1)(2)	4,625,000	4,796,963
3.625%, 10/31/2024(1)(2)	15,000,000	16,337,109
Hyundai Capital America:
3.750%, 07/08/2021(1)(2)	10,150,000	10,155,717
3.100%, 04/05/2022(1)(2)	2,000,000	2,038,073
2.850%, 11/01/2022(1)(2)	5,225,000	5,372,445
2.375%, 02/10/2023(1)(2)	20,000,000	20,529,001
1.250%, 09/18/2023(1)(2)	14,125,000	14,253,956
3.400%, 06/20/2024(1)(2)	16,850,000	17,962,785
1.300%, 01/08/2026(1)(2)	10,000,000	9,882,478
IHS Markit Ltd.,
3.625%, 05/01/2024	10,000,000	10,737,100
Infor, Inc.,
1.750%, 07/15/2025(2)	8,375,000	8,544,596
Ingersoll-Rand Global Holding Co. Ltd.,
5.750%, 06/15/2043	4,126,000	5,916,794
Ingersoll-Rand Luxembourg Finance SA,
4.650%, 11/01/2044	1,300,000	1,632,945
Ingredion, Inc.,
2.900%, 06/01/2030	28,000,000	29,287,542
International Business Machines Corp.,
4.150%, 05/15/2039	13,000,000	15,448,649
International Flavors & Fragrances, Inc.:
1.832%, 10/15/2027	5,000,000	4,985,795
5.000%, 09/26/2048	10,000,000	12,932,338
3.468%, 12/01/2050	8,000,000	8,315,681
Iron Mountain, Inc.:
5.250%, 03/15/2028(2)	20,303,000	21,248,105
5.000%, 07/15/2028(2)	4,000,000	4,151,800
4.500%, 02/15/2031(2)	10,000,000	10,125,000
JAB Holdings BV,
3.750%, 05/28/2051(1)(2)	8,600,000	9,186,367
JBS Finance Luxembourg Sarl,
3.625%, 01/15/2032(2)	7,000,000	6,997,830
JBS USA Lux S.A./JBS USA Food Co./
JBS USA Finance, Inc.,
3.750%, 12/01/2031(2)	3,000,000	3,069,750
JM Smucker Co.:
2.375%, 03/15/2030	5,000,000	5,093,434
3.550%, 03/15/2050	3,350,000	3,617,384
Johnson Controls International PLC,
3.900%, 02/14/2026	3,645,000	4,032,214
Kansas City Southern:
4.700%, 05/01/2048	12,000,000	14,945,910
3.500%, 05/01/2050	13,000,000	13,701,638
Kennametal, Inc.,
4.625%, 06/15/2028	7,900,000	8,926,167
Kerry Group Financial
Services Unlimited Co.,
3.200%, 04/09/2023(1)(2)	18,500,000	19,165,032
Keurig Dr Pepper, Inc.,
4.417%, 05/25/2025	7,000,000	7,852,933
Keysight Technologies, Inc.:
4.550%, 10/30/2024	7,283,000	8,088,432
4.600%, 04/06/2027	50,189,000	58,316,399
Kimberly-Clark de Mexico SAB de CV,
2.431%, 07/01/2031(1)(2)	10,000,000	9,900,900
Kinder Morgan Energy Partners LP:
7.300%, 08/15/2033	1,675,000	2,364,865
6.500%, 02/01/2037	400,000	548,545
6.950%, 01/15/2038	14,755,000	21,088,695
7.500%, 11/15/2040	27,248,000	40,213,373
Kinder Morgan, Inc.:
8.050%, 10/15/2030	15,384,000	21,345,508
7.800%, 08/01/2031	16,174,000	23,144,944
7.750%, 01/15/2032	7,466,000	10,710,528
Kinross Gold Corp.,
6.875%, 09/01/2041(1)	5,500,000	7,684,314
Kraft Heinz Foods Co.:
6.750%, 03/15/2032	10,000,000	13,542,800
5.000%, 07/15/2035	7,375,000	9,046,323
5.000%, 06/04/2042	5,000,000	6,105,492
Lafarge SA,
7.125%, 07/15/2036(1)	1,500,000	2,221,609
LafargeHolcim Finance US LLC,
3.500%, 09/22/2026(1)(2)	12,565,000	13,700,177
Lear Corp.:
3.800%, 09/15/2027	7,725,000	8,514,495
3.500%, 05/30/2030	15,000,000	16,115,054
Leidos, Inc.:
4.375%, 05/15/2030	39,222,000	44,537,758
2.300%, 02/15/2031	7,500,000	7,317,150
Lennar Corp.,
4.125%, 01/15/2022	1,385,000	1,398,850
Lennox International, Inc.,
3.000%, 11/15/2023	10,000,000	10,480,516

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Louisiana-Pacific Corp.,
3.625%, 03/15/2029(2)	$25,000,000	$25,156,250
Lundin Energy Finance BV,
3.100%, 07/15/2031(1)(2)	20,000,000	20,202,719
Magellan Midstream Partners LP:
5.000%, 03/01/2026	10,000,000	11,487,651
4.200%, 03/15/2045	8,770,000	9,338,735
4.250%, 09/15/2046	1,230,000	1,388,458
3.950%, 03/01/2050	19,000,000	20,615,126
Magna International, Inc.,
2.450%, 06/15/2030(1)	10,000,000	10,218,616
Marathon Petroleum Corp.:
3.625%, 09/15/2024	2,500,000	2,689,854
4.700%, 05/01/2025	15,000,000	16,916,703
5.125%, 12/15/2026	3,000,000	3,527,487
4.750%, 09/15/2044	3,985,000	4,708,423
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030	5,000,000	5,084,957
6.250%, 05/01/2037	450,000	591,501
Masco Corp.,
6.500%, 08/15/2032	14,934,000	19,865,294
MasTec, Inc.,
4.500%, 08/15/2028(2)	5,000,000	5,264,150
McDonald’s Corp.:
3.700%, 01/30/2026	7,250,000	8,056,513
3.500%, 07/01/2027	6,000,000	6,648,793
Microchip Technology, Inc.:
4.333%, 06/01/2023	32,298,000	34,442,656
2.670%, 09/01/2023	25,000,000	26,037,990
4.250%, 09/01/2025	4,000,000	4,199,463
Micron Technology, Inc.,
4.640%, 02/06/2024	8,725,000	9,564,083
Microsoft Corp.,
4.200%, 11/03/2035	5,650,000	6,961,362
Midwest Connector Capital Co. LLC:
3.900%, 04/01/2024(2)	13,695,000	14,320,168
4.625%, 04/01/2029(2)	12,000,000	12,754,610
Minera Mexico SA de CV,
4.500%, 01/26/2050(1)(2)	8,000,000	8,950,000
Molex Electronic Technologies LLC,
3.900%, 04/15/2025(2)	8,250,000	8,465,644
Molson Coors Beverage Co.,
3.000%, 07/15/2026	33,888,000	36,290,374
Mosaic Co.,
5.450%, 11/15/2033	16,101,000	20,159,384
MPLX LP:
3.500%, 12/01/2022	8,600,000	8,932,477
4.000%, 02/15/2025	13,125,000	14,327,872
4.875%, 06/01/2025	19,150,000	21,617,115
1.750%, 03/01/2026	20,000,000	20,215,621
4.250%, 12/01/2027	6,519,000	7,387,201
5.500%, 02/15/2049	8,825,000	11,422,536
4.900%, 04/15/2058	5,000,000	5,982,228
MSCI, Inc.:
4.000%, 11/15/2029(2)	7,562,000	7,977,910
3.625%, 11/01/2031(2)	10,000,000	10,257,000
Mueller Water Products, Inc.,
4.000%, 06/15/2029(2)	500,000	513,810
Mylan NV,
3.950%, 06/15/2026	5,000,000	5,507,681
Mylan, Inc.:
3.125%, 01/15/2023(2)	16,800,000	17,405,502
4.200%, 11/29/2023	4,525,000	4,853,180
4.550%, 04/15/2028	5,000,000	5,742,044
NCL Corp. Ltd.,
3.625%, 12/15/2024(2)	20,000,000	19,300,000
Newell Brands, Inc.:
3.850%, 04/01/2023	40,709,000	42,642,677
4.875%, 06/01/2025	1,500,000	1,659,375
4.700%, 04/01/2026	15,000,000	16,726,800
NGPL PipeCo LLC,
4.875%, 08/15/2027(2)	20,000,000	22,906,780
Norfolk Southern Corp.,
3.050%, 05/15/2050	20,000,000	19,991,415
Nutrien Ltd.:
4.000%, 12/15/2026(1)	10,000,000	11,268,404
4.125%, 03/15/2035(1)	6,550,000	7,478,440
nVent Finance Sarl:
3.950%, 04/15/2023	11,055,000	11,553,632
4.550%, 04/15/2028	32,435,000	35,625,097
NXP BV / NXP Funding LLC /
NXP USA, Inc.,
4.300%, 06/18/2029(1)(2)	9,625,000	11,035,258
NXP Semiconductors NV,
3.875%, 09/01/2022(1)(2)	9,300,000	9,643,028
Occidental Petroleum Corp.:
2.900%, 08/15/2024	10,000,000	10,225,000
8.500%, 07/15/2027	15,000,000	18,888,000
7.150%, 05/15/2028	7,000,000	7,980,000
7.875%, 09/15/2031	12,790,000	16,435,150
6.450%, 09/15/2036	7,125,000	8,518,650
ONEOK Partners LP,
3.375%, 10/01/2022	4,007,000	4,116,620
ONEOK, Inc.:
4.250%, 02/01/2022	6,450,000	6,532,163
7.500%, 09/01/2023	22,959,000	25,858,644
2.750%, 09/01/2024	8,300,000	8,737,794
Oracle Corp.:
2.800%, 04/01/2027	46,000,000	48,779,987
3.900%, 05/15/2035	7,425,000	8,268,466
3.850%, 07/15/2036	7,500,000	8,245,071
3.950%, 03/25/2051	5,000,000	5,457,444
Orange SA,
9.000%, 03/01/2031(1)	33,426,000	52,571,439
Oshkosh Corp.,
3.100%, 03/01/2030	5,000,000	5,301,409
Owens Corning:
4.200%, 12/01/2024	10,000,000	10,955,578
3.400%, 08/15/2026	5,000,000	5,421,334
Packaging Corp. of America,
4.500%, 11/01/2023	4,700,000	5,077,797
Pactiv LLC,
7.950%, 12/15/2025	1,338,000	1,505,250
Penske Truck Leasing Co.:
4.000%, 07/15/2025(2)	20,000,000	22,025,946
1.200%, 11/15/2025(2)	22,800,000	22,582,653
PerkinElmer, Inc.:
3.300%, 09/15/2029	25,000,000	27,038,139
3.625%, 03/15/2051	11,775,000	12,826,343
Pernod Ricard SA,
4.250%, 07/15/2022(1)(2)	26,700,000	27,717,567
Perrigo Finance Unlimited Co.:
3.900%, 12/15/2024	42,000,000	45,234,217
3.150%, 06/15/2030	18,250,000	18,647,865
Phillips 66:
3.850%, 04/09/2025	8,000,000	8,803,551
2.150%, 12/15/2030	6,000,000	5,898,391
4.650%, 11/15/2034	13,000,000	15,603,820
The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Phillips 66: (cont.)
5.875%, 05/01/2042	$5,000,000	$6,827,186
4.875%, 11/15/2044	15,000,000	18,649,090
Phillips 66 Partners LP:
3.605%, 02/15/2025	2,000,000	2,154,211
3.150%, 12/15/2029	12,550,000	13,181,413
4.680%, 02/15/2045	2,000,000	2,285,108
Plains All American Pipeline LP /
PAA Finance Corp.,
3.550%, 12/15/2029	20,000,000	21,060,462
POSCO:
2.375%, 01/17/2023(1)(2)	5,550,000	5,681,479
4.000%, 08/01/2023(1)(2)	13,000,000	13,843,830
Premier Health Partners,
2.911%, 11/15/2026	10,000,000	10,436,526
Quanta Services, Inc.,
2.900%, 10/01/2030	10,000,000	10,368,237
Qwest Capital Funding, Inc.,
7.625%, 08/03/2021	200,000	200,753
Raytheon Technologies Corp.:
7.500%, 09/15/2029	8,188,000	11,435,246
2.250%, 07/01/2030	12,000,000	12,194,522
4.800%, 12/15/2043	7,925,000	9,962,175
3.125%, 07/01/2050	6,000,000	6,160,083
Regency Energy Partners LP /
Regency Energy Finance Corp.,
4.500%, 11/01/2023	11,850,000	12,717,874
Reliance Industries Ltd.,
5.400%, 02/14/2022(1)(2)	3,500,000	3,596,320
Reliance Steel & Aluminum Co.,
1.300%, 08/15/2025	6,100,000	6,114,861
Republic Services, Inc.:
4.750%, 05/15/2023	7,341,000	7,853,646
2.900%, 07/01/2026	5,000,000	5,354,649
Rogers Communications, Inc.,
4.350%, 05/01/2049(1)	10,000,000	11,770,003
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	14,500,000	16,572,591
5.875%, 06/30/2026	55,015,000	65,124,374
5.000%, 03/15/2027	20,300,000	23,441,261
Samarco Mineracao SA:
5.750%, 10/24/2023(1)(2)(9)	5,475,000	4,243,125
5.375%, 09/26/2024(1)(2)(9)	5,125,000	3,984,739
Santos Finance Ltd.,
3.649%, 04/29/2031(1)(2)	15,000,000	15,353,158
Schlumberger Holdings Corp.,
3.900%, 05/17/2028(2)	11,096,000	12,390,185
Schneider Electric SE,
2.950%, 09/27/2022(2)	5,000,000	5,154,128
Seagate HDD Cayman,
4.875%, 03/01/2024(1)	24,400,000	26,290,024
Shell International Finance BV:
2.375%, 04/06/2025(1)	9,000,000	9,461,595
2.750%, 04/06/2030(1)	8,725,000	9,300,296
Sherwin-Williams Co.,
4.500%, 06/01/2047	10,550,000	13,196,027
Shire Acquisitions Investments
Ireland DAC,
2.875%, 09/23/2023(1)	54,946,000	57,499,832
Silgan Holdings, Inc.:
4.750%, 03/15/2025	1,000,000	1,016,250
4.125%, 02/01/2028	4,000,000	4,150,000
SK Hynix, Inc.,
1.500%, 01/19/2026(1)(2)	13,000,000	12,823,460
SK Telecom Co. Ltd.,
6.625%, 07/20/2027(1)(2)	960,000	1,227,149
Smith & Nephew PLC,
2.032%, 10/14/2030(1)	10,000,000	9,780,842
Smithfield Foods, Inc.:
2.650%, 10/03/2021(1)(2)	10,200,000	10,249,656
3.350%, 02/01/2022(1)(2)	31,389,000	31,830,220
5.200%, 04/01/2029(1)(2)	16,566,000	19,284,326
3.000%, 10/15/2030(1)(2)	10,000,000	10,082,263
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023(1)(2)	8,093,000	8,447,069
Sodexo, Inc.,
1.634%, 04/16/2026(1)(2)	6,725,000	6,773,694
Solvay Finance America LLC,
4.450%, 12/03/2025(1)(2)	40,018,000	44,888,529
Sonoco Products Co.,
4.375%, 11/01/2021	1,000,000	1,003,102
Southern Copper Corp.,
7.500%, 07/27/2035(1)	19,786,000	28,590,770
Spectra Energy Partners LP:
3.500%, 03/15/2025(1)	15,150,000	16,305,325
4.500%, 03/15/2045(1)	5,000,000	5,856,928
Standard Industries, Inc.:
4.750%, 01/15/2028(2)	24,408,000	25,547,854
4.375%, 07/15/2030(2)	5,000,000	5,156,250
3.375%, 01/15/2031(2)	5,000,000	4,786,050
Stanley Black & Decker, Inc.,
4.850%, 11/15/2048	4,175,000	5,611,529
Steel Dynamics, Inc.,
2.800%, 12/15/2024	7,000,000	7,388,198
Stericycle, Inc.,
3.875%, 01/15/2029(2)	1,000,000	998,030
STERIS Irish FinCo Unlimited Co.,
3.750%, 03/15/2051	7,500,000	7,961,941
Suntory Holdings Ltd.,
2.550%, 06/28/2022(1)(2)	2,000,000	2,038,608
Sysco Corp.:
5.650%, 04/01/2025	7,000,000	8,109,213
5.950%, 04/01/2030	18,220,000	23,368,231
Takeda Pharmaceutical Co. Ltd.,
3.175%, 07/09/2050(1)	21,825,000	22,057,268
Targa Resources Partners LP:
6.500%, 07/15/2027	1,000,000	1,083,720
5.000%, 01/15/2028	28,000,000	29,540,000
4.875%, 02/01/2031(2)	500,000	541,250
4.000%, 01/15/2032(2)	14,000,000	14,401,100
TC PipeLines LP:
4.375%, 03/13/2025(1)	26,205,000	28,849,844
3.900%, 05/25/2027(1)	25,885,000	28,528,884
Teck Resources Ltd.,
3.900%, 07/15/2030(1)	10,000,000	10,774,859
Telecom Italia Capital SA:
5.303%, 05/30/2024(1)(2)	21,500,000	23,536,050
7.200%, 07/18/2036(1)	3,175,000	4,095,750
Telefonica Emisiones SA:
4.570%, 04/27/2023(1)	1,000,000	1,071,131
4.103%, 03/08/2027(1)	8,125,000	9,145,123
7.045%, 06/20/2036(1)	4,925,000	7,090,842
5.213%, 03/08/2047(1)	24,108,000	30,093,405
4.895%, 03/06/2048(1)	9,475,000	11,345,667
5.520%, 03/01/2049(1)	12,000,000	15,614,550
TELUS Corp.,
2.800%, 02/16/2027(2)	13,100,000	14,004,646

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Tenet Healthcare Corp.,
6.750%, 06/15/2023	$1,000,000	$1,091,250
Teva Pharmaceutical Finance
Netherlands III BV:
2.800%, 07/21/2023(1)	24,275,000	24,189,795
3.150%, 10/01/2026(1)	51,000,000	48,513,750
Textron, Inc.,
3.000%, 06/01/2030	15,000,000	15,777,586
Thermo Fisher Scientific, Inc.,
4.133%, 03/25/2025	15,000,000	16,630,741
Timken Co.:
3.875%, 09/01/2024	18,500,000	19,804,141
4.500%, 12/15/2028	6,025,000	6,730,889
T-Mobile USA, Inc.:
4.750%, 02/01/2028	17,250,000	18,479,063
3.375%, 04/15/2029(2)	5,000,000	5,159,968
3.875%, 04/15/2030	38,159,000	42,654,893
3.500%, 04/15/2031	60,000,000	62,073,000
4.375%, 04/15/2040	10,000,000	11,723,000
Toll Road Investors Partnership II LP:
0.000%, 02/15/2022(1)(2)	21,200,000	20,844,996
0.000%, 02/15/2025(1)(2)	10,000,000	8,842,332
0.000%, 02/15/2027(1)(2)	17,855,000	14,186,760
0.000%, 02/15/2030(1)(2)	2,000,000	1,312,152
0.000%, 02/15/2030(1)(2)	2,938,000	2,097,510
0.000%, 02/15/2031(1)(2)	5,396,000	3,684,546
0.000%, 02/15/2036(1)(2)	12,500,000	6,856,187
TopBuild Corp.,
3.625%, 03/15/2029(2)	2,500,000	2,475,000
TransCanada PipeLines Ltd.,
4.750%, 05/15/2038(1)	10,000,000	12,023,702
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042	2,600,000	3,116,842
TreeHouse Foods, Inc.,
4.000%, 09/01/2028	1,500,000	1,488,750
Triton Container International Ltd.:
2.050%, 04/15/2026(1)(2)	7,425,000	7,451,789
3.150%, 06/15/2031(1)(2)	30,475,000	30,653,947
TTX Co.:
4.650%, 06/15/2044(2)	7,710,000	9,239,736
3.900%, 02/01/2045(2)	25,325,000	28,413,030
Tyco Electronics Group SA,
7.125%, 10/01/2037	500,000	763,931
Tyson Foods, Inc.,
5.100%, 09/23/2048	4,650,000	6,120,373
United Rentals North America, Inc.:
5.875%, 09/15/2026	13,000,000	13,452,270
3.875%, 11/15/2027	5,000,000	5,253,650
4.875%, 01/15/2028	5,000,000	5,302,500
5.250%, 01/15/2030	5,000,000	5,476,950
4.000%, 07/15/2030	10,000,000	10,300,000
3.875%, 02/15/2031	3,000,000	3,052,500
Universal Health Services, Inc.,
2.650%, 10/15/2030(2)	20,325,000	20,437,397
Upjohn, Inc.:
3.850%, 06/22/2040(2)	10,000,000	10,634,815
4.000%, 06/22/2050(2)	22,000,000	23,265,640
UPMC,
3.600%, 04/03/2025	47,575,000	51,709,949
Utah Acquisition Sub, Inc.,
5.250%, 06/15/2046	4,000,000	4,871,550
Vale Canada Ltd.,
7.200%, 09/15/2032(1)	1,600,000	2,096,000
Vale Overseas Ltd.:
6.250%, 08/10/2026(1)	22,000,000	26,466,000
3.750%, 07/08/2030(1)	12,545,000	13,356,661
8.250%, 01/17/2034(1)	425,000	620,500
6.875%, 11/21/2036(1)	23,025,000	31,560,598
6.875%, 11/10/2039(1)	18,121,000	25,347,111
Valero Energy Corp.:
1.200%, 03/15/2024	13,450,000	13,566,365
3.400%, 09/15/2026	17,500,000	18,951,002
6.625%, 06/15/2037	5,000,000	6,854,418
Valero Energy Partners LP,
4.500%, 03/15/2028	20,000,000	22,751,291
Verisk Analytics, Inc.,
4.000%, 06/15/2025	10,000,000	11,063,077
Verizon Communications, Inc.:
3.000%, 03/22/2027	5,000,000	5,380,650
4.500%, 08/10/2033	15,710,000	18,772,948
4.400%, 11/01/2034	790,000	941,053
4.272%, 01/15/2036	19,793,000	23,550,208
5.250%, 03/16/2037	18,225,000	23,907,144
4.812%, 03/15/2039	38,575,000	48,862,096
4.862%, 08/21/2046	2,500,000	3,234,472
5.500%, 03/16/2047	4,000,000	5,595,737
3.700%, 03/22/2061	11,200,000	11,995,856
VF Corp.,
2.800%, 04/23/2027	7,000,000	7,474,246
Viterra Finance BV:
2.000%, 04/21/2026(1)(2)	15,000,000	15,020,351
3.200%, 04/21/2031(1)(2)	45,069,000	45,420,778
Vodafone Group PLC:
7.875%, 02/15/2030(1)	16,293,000	23,267,681
6.150%, 02/27/2037(1)	13,920,000	19,261,906
4.375%, 02/19/2043(1)	5,054,000	5,893,520
Volkswagen Group of
America Finance LLC:
4.000%, 11/12/2021(1)(2)	9,000,000	9,125,342
4.250%, 11/13/2023(1)(2)	18,000,000	19,453,662
2.850%, 09/26/2024(1)(2)	5,000,000	5,279,800
3.350%, 05/13/2025(1)(2)	15,000,000	16,186,611
1.250%, 11/24/2025(1)(2)	11,075,000	11,009,638
Vontier Corp.,
2.400%, 04/01/2028(2)	15,725,000	15,619,642
Vulcan Materials Co.:
4.500%, 04/01/2025	3,000,000	3,338,655
3.500%, 06/01/2030	11,050,000	12,180,425
4.700%, 03/01/2048	500,000	630,121
Wabtec Corp.:
4.375%, 08/15/2023	9,750,000	10,327,202
4.400%, 03/15/2024	13,109,000	14,203,440
3.450%, 11/15/2026	36,775,000	39,469,734
4.950%, 09/15/2028	10,205,000	11,837,663
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	8,060,000	8,109,732
3.450%, 06/01/2026	5,957,000	6,482,837
Walmart, Inc.,
4.050%, 06/29/2048	11,975,000	15,040,620
Walt Disney Co.:
3.700%, 09/15/2024	4,025,000	4,377,262
7.430%, 10/01/2026	3,300,000	4,321,036
5.400%, 10/01/2043	5,000,000	6,969,889
4.750%, 09/15/2044	1,950,000	2,534,207
Weir Group PLC,
2.200%, 05/13/2026(1)(2)	20,625,000	20,709,270

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Western Digital Corp.,
4.750%, 02/15/2026	$57,075,000	$63,424,594
Western Gas Partners LP,
4.000%, 07/01/2022	17,845,000	18,134,981
Western Midstream Operating LP,
6.500%, 02/01/2050	10,000,000	11,578,350
Westinghouse Air Brake
Technologies Corp.,
3.200%, 06/15/2025	14,736,000	15,671,732
WestRock MWV LLC,
8.200%, 01/15/2030	5,012,000	7,090,625
Williams Companies, Inc.:
7.875%, 09/01/2021	5,065,000	5,126,319
3.700%, 01/15/2023	44,375,000	46,209,356
4.550%, 06/24/2024	7,629,000	8,404,951
7.500%, 01/15/2031	120,000	166,244
7.750%, 06/15/2031	3,500,000	4,861,820
8.750%, 03/15/2032	11,275,000	17,325,175
6.300%, 04/15/2040	1,590,000	2,179,414
5.750%, 06/24/2044	2,500,000	3,279,080
Wipro IT Services LLC,
1.500%, 06/23/2026(1)(2)	17,800,000	17,753,647
Woodside Finance Ltd.,
3.650%, 03/05/2025(1)(2)	15,575,000	16,628,772
WRKCo, Inc.,
3.000%, 09/15/2024	6,000,000	6,352,154
Wynn Las Vegas LLC /
Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023(2)	4,000,000	4,150,000
Xerox Corp.,
4.375%, 03/15/2023	35,175,000	36,734,659
Xerox Holdings Corp.,
5.000%, 08/15/2025(2)	1,000,000	1,055,620
Yara International ASA,
3.800%, 06/06/2026(1)(2)	20,250,000	22,310,578
Zimmer Biomet Holdings, Inc.:
3.550%, 04/01/2025	20,000,000	21,698,086
5.750%, 11/30/2039	11,375,000	15,193,062
Zoetis, Inc.:
3.250%, 02/01/2023	24,701,000	25,653,149
4.500%, 11/13/2025	16,275,000	18,442,983
Total Industrials
(Cost $8,740,797,047)		9,418,729,871	29.8%
Utilities
American Water Capital Corp.,
2.800%, 05/01/2030	8,500,000	8,996,574
Appalachian Power Co.,
6.700%, 08/15/2037	1,400,000	1,983,100
Avangrid, Inc.,
3.200%, 04/15/2025(1)	14,000,000	15,035,501
Berkshire Hathaway Energy Co.:
3.500%, 02/01/2025	7,000,000	7,561,572
2.850%, 05/15/2051	10,000,000	9,674,798
Consolidated Edison
Co. of New York, Inc.,
4.625%, 12/01/2054	7,600,000	9,568,233
Consumers Energy Co.,
3.500%, 08/01/2051	9,425,000	10,677,734
Dominion Energy, Inc.,
2.450%, 01/15/2023(2)	15,000,000	15,444,028
Dominion Resources, Inc.,
5.950%, 06/15/2035	1,880,000	2,532,085
DTE Electric Company,
2.625%, 03/01/2031	15,200,000	16,004,406
Duquesne Light Holdings, Inc.,
2.532%, 10/01/2030(2)	8,775,000	8,620,550
Edison International,
2.950%, 03/15/2023	5,000,000	5,161,507
EDP Finance BV,
3.625%, 07/15/2024(1)(2)	51,299,000	55,149,832
Enel Finance International NV:
2.875%, 05/25/2022(1)(2)	7,500,000	7,664,127
3.625%, 05/25/2027(1)(2)	27,500,000	30,207,540
3.500%, 04/06/2028(1)(2)	7,000,000	7,664,320
4.875%, 06/14/2029(1)(2)	11,775,000	14,052,458
6.800%, 09/15/2037(1)(2)	3,875,000	5,653,063
6.000%, 10/07/2039(1)(2)	4,286,000	5,994,238
4.750%, 05/25/2047(1)(2)	49,084,000	60,262,976
Engie Energia Chile SA,
3.400%, 01/28/2030(1)(2)	3,000,000	3,075,000
Exelon Corp.:
3.950%, 06/15/2025	15,775,000	17,358,234
7.600%, 04/01/2032	1,650,000	2,385,431
5.100%, 06/15/2045	5,875,000	7,675,395
Exelon Generation Co. LLC,
5.600%, 06/15/2042	6,100,000	7,145,835
FirstEnergy Corp.:
2.650%, 03/01/2030	4,300,000	4,282,671
3.400%, 03/01/2050	11,325,000	11,070,187
FirstEnergy Transmission LLC,
2.866%, 09/15/2028(2)	15,000,000	15,526,760
Fortis Inc.,
3.055%, 10/04/2026(1)	8,762,000	9,395,694
Infraestructura Energetica
Nova SAB de CV,
3.750%, 01/14/2028(2)	5,000,000	5,375,000
KeySpan Corp.,
8.000%, 11/15/2030(1)	1,875,000	2,593,247
Liberty Utilities Finance GP 1,
2.050%, 09/15/2030(1)(2)	10,600,000	10,220,191
NiSource, Inc.:
3.600%, 05/01/2030	20,800,000	23,029,902
3.950%, 03/30/2048	11,775,000	13,420,677
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030	9,500,000	10,095,421
RGS I&M Funding Corp.,
9.820%, 12/07/2022	52,488	53,249
Southern Co.,
2.950%, 07/01/2023	17,400,000	18,153,152
Talent Yield Investments Ltd.,
4.500%, 04/25/2022(1)(2)	6,000,000	6,157,259
Total Utilities
(Cost $428,610,500)		464,921,947	1.5%
Financials
ABN AMRO Bank NV:
7.750%, 05/15/2023(1)(2)	8,000,000	8,900,394
4.750%, 07/28/2025(1)(2)	37,818,000	42,391,558
4.800%, 04/18/2026(1)(2)	47,025,000	53,315,064
1.542%, 06/16/2027
(1 Year CMT Rate + 0.800%)(1)(2)(3)	12,250,000	12,167,404
AerCap Holdings NV:
4.875%, 01/16/2024(1)	6,708,000	7,302,596
2.875%, 08/14/2024(1)	39,395,000	41,197,694
6.500%, 07/15/2025(1)	15,000,000	17,593,695
AIA Group Ltd.,
3.200%, 03/11/2025(1)(2)	9,000,000	9,565,470

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032(2)	$2,000,000	$2,853,137
Air Lease Corp.:
4.250%, 02/01/2024	8,175,000	8,864,246
2.300%, 02/01/2025	14,150,000	14,628,013
Allstate Corp.,
3.850%, 08/10/2049	10,968,000	13,037,044
Ally Financial, Inc.:
1.450%, 10/02/2023	15,000,000	15,223,278
5.125%, 09/30/2024	13,000,000	14,645,456
5.800%, 05/01/2025	10,000,000	11,620,817
American International Group, Inc.:
4.875%, 06/01/2022	25,951,000	27,013,003
3.750%, 07/10/2025	11,400,000	12,562,250
3.875%, 01/15/2035	15,000,000	16,963,590
6.820%, 11/15/2037	4,173,000	5,781,192
AmSouth Bancorporation,
6.750%, 11/01/2025	1,110,000	1,342,688
Anthem, Inc.:
3.350%, 12/01/2024	7,050,000	7,605,428
2.375%, 01/15/2025	4,075,000	4,267,422
ANZ New Zealand (Int’l) Ltd.,
2.125%, 07/28/2021(1)(2)	17,175,000	17,199,376
Aon PLC,
3.875%, 12/15/2025	14,490,000	16,089,351
Assurant, Inc.:
4.900%, 03/27/2028	4,250,000	4,947,095
3.700%, 02/22/2030	7,000,000	7,568,990
Australia & New Zealand Banking Group Ltd.:
4.500%, 03/19/2024(1)(2)	32,000,000	35,011,399
2.950%, 07/22/2030
(5 Year CMT Rate + 1.288%)(1)(2)(3)	14,803,000	15,400,301
2.570%, 11/25/2035
(5 Year CMT Rate + 1.700%)(1)(2)(3)	13,000,000	12,627,940
Avolon Holdings Funding Ltd.:
5.250%, 05/15/2024(1)(2)	5,000,000	5,499,142
2.875%, 02/15/2025(1)(2)	10,000,000	10,296,015
Banco Bilbao Vizcaya Argentaria SA,
1.125%, 09/18/2025(1)	15,000,000	14,868,549
Banco Santander Chile,
2.700%, 01/10/2025(1)(2)	8,000,000	8,351,280
Banco Santander SA:
3.500%, 04/11/2022(1)	12,000,000	12,291,266
3.848%, 04/12/2023(1)	16,700,000	17,672,141
5.179%, 11/19/2025(1)	11,150,000	12,742,694
2.749%, 12/03/2030(1)	5,000,000	4,953,090
Bank of America Corp.:
3.300%, 01/11/2023	22,650,000	23,640,937
3.004%, 12/20/2023
(3 Month LIBOR USD + 0.790%)(3)	8,352,000	8,655,580
3.864%, 07/23/2024
(3 Month LIBOR USD + 0.940%)(3)	12,575,000	13,408,198
3.458%, 03/15/2025
(3 Month LIBOR USD + 0.970%)(3)	9,650,000	10,313,768
3.093%, 10/01/2025
(3 Month LIBOR USD + 1.090%)(3)	22,000,000	23,435,886
2.456%, 10/22/2025
(3 Month LIBOR USD + 0.870%)(3)	8,000,000	8,368,759
3.366%, 01/23/2026
(3 Month LIBOR USD + 0.810%)(3)	22,700,000	24,475,027
1.734%, 07/22/2027
(SOFR + 0.960%)(3)	10,000,000	10,076,912
3.248%, 10/21/2027	6,000,000	6,508,437
3.419%, 12/20/2028
(3 Month LIBOR USD + 1.040%)(3)	19,539,000	21,280,109
2.087%, 06/14/2029
(SOFR + 1.060%)(3)	12,000,000	12,097,101
2.496%, 02/13/2031
(3 Month LIBOR USD + 0.990%)(3)	7,000,000	7,146,956
2.592%, 04/29/2031
(SOFR + 2.150%)(3)	35,000,000	36,082,802
7.750%, 05/14/2038	725,000	1,144,284
Bank of Montreal:
1.900%, 08/27/2021(1)	26,450,000	26,520,886
3.803%, 12/15/2032
(5 Year Swap Rate
USD + 1.432%)(1)(3)	5,000,000	5,512,447
Bank of New Zealand,
2.000%, 02/21/2025(1)(2)	15,475,000	16,001,511
Bank of Nova Scotia:
1.625%, 05/01/2023(1)	11,425,000	11,675,834
4.500%, 12/16/2025(1)	8,048,000	9,116,193
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023(1)(2)	12,475,000	13,293,017
Barclays PLC:
3.684%, 01/10/2023(1)	22,500,000	22,884,875
4.610%, 02/15/2023
(3 Month LIBOR
USD + 1.400%)(1)(3)	10,000,000	10,256,024
4.338%, 05/16/2024
(3 Month LIBOR
USD + 1.356%)(1)(3)	5,000,000	5,330,929
3.650%, 03/16/2025(1)	17,350,000	18,786,233
3.932%, 05/07/2025
(3 Month LIBOR
USD + 1.610%)(1)(3)	23,400,000	25,260,380
2.852%, 05/07/2026
(3 Month LIBOR
USD + 2.714%)(1)(3)	10,000,000	10,564,728
4.337%, 01/10/2028(1)	10,000,000	11,181,289
BBVA USA:
2.875%, 06/29/2022	15,700,000	16,071,534
3.875%, 04/10/2025	45,470,000	50,097,903
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042	3,500,000	4,394,074
BGC Partners, Inc.,
4.375%, 12/15/2025	13,000,000	14,067,008
BNP Paribas SA:
3.375%, 01/09/2025(1)(2)	8,000,000	8,580,499
4.375%, 09/28/2025(1)(2)	14,700,000	16,266,006
2.819%, 11/19/2025
(3 Month LIBOR
USD + 1.111%)(1)(2)(3)	42,500,000	44,716,010
4.375%, 05/12/2026(1)(2)	16,910,000	18,817,684
2.219%, 06/09/2026
(SOFR + 2.074%)(1)(2)(3)	10,000,000	10,306,068
1.323%, 01/13/2027
(SOFR + 1.004%)(1)(2)(3)	14,000,000	13,830,392
1.904%, 09/30/2028
(SOFR + 1.609%)(1)(2)(3)	16,000,000	15,891,026
3.052%, 01/13/2031
(SOFR + 1.507%)(1)(2)(3)	10,500,000	11,070,259
2.871%, 04/19/2032
(SOFR + 1.387%)(1)(2)(3)	25,000,000	25,674,263
2.588%, 08/12/2035
(5 Year CMT Rate + 2.050%)(1)(2)(3)	5,000,000	4,884,565

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
BNZ International Funding Ltd.,
3.375%, 03/01/2023(1)(2)	$24,750,000	$25,971,523
BPCE SA:
5.700%, 10/22/2023(1)(2)	33,770,000	37,385,615
4.625%, 07/11/2024(1)(2)	3,185,000	3,500,534
5.150%, 07/21/2024(1)(2)	30,902,000	34,430,734
2.375%, 01/14/2025(1)(2)	5,000,000	5,206,186
4.500%, 03/15/2025(1)(2)	40,275,000	44,374,919
1.652%, 10/06/2026
(SOFR + 1.520%)(1)(2)(3)	25,000,000	25,110,335
Brown & Brown, Inc.,
4.500%, 03/15/2029	11,840,000	13,618,992
Canadian Imperial Bank of Commerce,
2.250%, 01/28/2025(1)	8,000,000	8,354,651
Cantor Fitzgerald LP,
4.875%, 05/01/2024(2)	7,525,000	8,245,034
Capital One Financial Corp.:
3.200%, 01/30/2023	5,000,000	5,206,121
3.750%, 07/28/2026	5,000,000	5,515,635
3.650%, 05/11/2027	16,750,000	18,592,089
3.800%, 01/31/2028	6,960,000	7,840,266
Capital One NA,
3.375%, 02/15/2023	54,066,000	56,571,131
Centene Corp.:
3.000%, 10/15/2030	10,000,000	10,272,800
2.500%, 03/01/2031	64,850,000	63,958,312
CIT Bank NA,
2.969%, 09/27/2025
(SOFR + 1.715%)(3)	21,219,000	22,200,379
CIT Group, Inc.:
5.000%, 08/01/2023	5,000,000	5,406,250
4.750%, 02/16/2024	13,000,000	14,088,750
5.250%, 03/07/2025	2,100,000	2,362,500
Citigroup, Inc.:
2.350%, 08/02/2021	8,125,000	8,139,251
3.142%, 01/24/2023
(3 Month LIBOR USD + 0.722%)(3)	10,000,000	10,151,312
2.876%, 07/24/2023
(3 Month LIBOR USD + 0.950%)(3)	12,450,000	12,769,650
1.565%, 09/01/2023
(3 Month LIBOR USD + 1.430%)(3)	8,000,000	8,112,932
3.352%, 04/24/2025
(3 Month LIBOR USD + 0.897%)(3)	11,000,000	11,721,080
3.700%, 01/12/2026	4,700,000	5,197,558
3.106%, 04/08/2026
(SOFR + 2.842%)(3)	15,000,000	16,052,894
3.200%, 10/21/2026	10,931,000	11,841,121
3.887%, 01/10/2028
(3 Month LIBOR USD + 1.563%)(3)	30,000,000	33,388,376
2.572%, 06/03/2031
(SOFR + 2.107%)(3)	50,000,000	51,401,112
2.561%, 05/01/2032
(SOFR + 1.167%)(3)	5,000,000	5,089,759
Citizens Bank NA,
2.250%, 04/28/2025	9,000,000	9,403,282
Citizens Financial Group, Inc.:
2.850%, 07/27/2026	23,400,000	24,938,887
3.250%, 04/30/2030	40,000,000	43,338,268
CNA Financial Corp.:
7.250%, 11/15/2023	12,400,000	14,249,292
4.500%, 03/01/2026	21,125,000	23,957,483
3.450%, 08/15/2027	9,000,000	9,863,379
CNO Financial Group, Inc.,
5.250%, 05/30/2025	18,640,000	21,138,517
Comerica Bank,
4.000%, 07/27/2025	21,425,000	23,650,743
Commonwealth Bank of Australia:
2.688%, 03/11/2031(1)(2)	15,000,000	14,996,236
3.610%, 09/12/2034
(5 Year CMT Rate + 2.050%)(1)(2)(3)	35,000,000	37,045,400
Compeer Financial,
3.375%, 06/01/2036
(SOFR + 1.965%)(2)(3)	5,500,000	5,588,587
Cooperatieve Rabobank UA:
3.875%, 02/08/2022(1)	4,150,000	4,242,071
4.625%, 12/01/2023(1)	7,059,000	7,718,878
4.375%, 08/04/2025(1)	11,975,000	13,371,152
3.750%, 07/21/2026(1)	36,000,000	39,643,475
Credit Agricole SA:
3.375%, 01/10/2022(1)(2)	23,225,000	23,597,602
3.750%, 04/24/2023(1)(2)	8,375,000	8,856,531
3.250%, 10/04/2024(1)(2)	8,575,000	9,187,614
4.375%, 03/17/2025(1)(2)	37,093,000	40,789,383
1.907%, 06/16/2026
(SOFRINDX + 1.676%)(1)(2)(3)	7,000,000	7,136,786
1.248%, 01/26/2027
(SOFR + 0.892%)(1)(2)(3)	24,000,000	23,628,806
3.250%, 01/14/2030(1)(2)	5,000,000	5,263,776
Credit Suisse Group AG:
3.574%, 01/09/2023(1)(2)	9,000,000	9,142,519
4.207%, 06/12/2024
(3 Month LIBOR USD + 1.240%)(1)(2)(3)	6,000,000	6,390,346
2.593%, 09/11/2025
(SOFR + 1.560%)(1)(2)(3)	13,700,000	14,253,133
2.193%, 06/05/2026
(SOFR + 2.044%)(1)(2)(3)	10,000,000	10,239,104
1.305%, 02/02/2027
(SOFR + 0.980%)(1)(2)(3)	19,400,000	19,001,342
4.282%, 01/09/2028(1)(2)	24,750,000	27,531,575
3.869%, 01/12/2029
(3 Month LIBOR USD + 1.410%)(1)(2)(3)	10,850,000	11,947,735
4.194%, 04/01/2031
(SOFR + 3.730%)(1)(2)(3)	20,000,000	22,476,572
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023(1)	21,400,000	22,679,212
3.750%, 03/26/2025(1)	15,000,000	16,270,596
4.550%, 04/17/2026(1)	5,000,000	5,663,060
CyrusOne LP / CyrusOne Finance Corp.:
2.900%, 11/15/2024	10,000,000	10,560,300
3.450%, 11/15/2029	1,485,000	1,577,241
2.150%, 11/01/2030	11,000,000	10,435,867
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022(1)(2)	14,175,000	14,489,640
Danske Bank A/S,
1.621%, 09/11/2026
(1 Year CMT Rate + 1.350%)(1)(2)(3)	20,450,000	20,469,144
Deutsche Bank AG:
4.250%, 10/14/2021(1)	29,900,000	30,224,216
5.000%, 02/14/2022(1)	10,000,000	10,273,547
3.300%, 11/16/2022(1)	17,625,000	18,258,971
3.950%, 02/27/2023(1)	14,875,000	15,619,606
5.882%, 07/08/2031
(SOFR + 5.438%)(1)(3)	36,170,000	42,305,029
3.547%, 09/18/2031
(SOFR + 3.043%)(1)(3)	10,000,000	10,644,675
3.729%, 01/14/2032
(SOFR + 2.757%)(1)(3)	10,000,000	10,176,318
The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Digital Realty Trust LP:
4.450%, 07/15/2028	$7,000,000	$8,105,779
3.600%, 07/01/2029	41,950,000	46,602,459
Discover Bank:
3.350%, 02/06/2023	7,000,000	7,292,290
4.682%, 08/09/2028
(5 Year Swap Rate USD + 1.730%)(3)	6,500,000	6,903,975
4.650%, 09/13/2028	23,225,000	27,255,648
Discover Financial Services:
3.950%, 11/06/2024	25,000,000	27,246,588
4.100%, 02/09/2027	22,869,000	25,589,513
DNB Bank ASA:
1.127%, 09/16/2026
(5 Year CMT Rate + 0.850%)(1)(2)(3)	10,000,000	9,922,578
1.535%, 05/25/2027
(1 Year CMT Rate + 0.720%)(1)(2)(3)	5,800,000	5,810,548
Extra Space Storage LP,
2.550%, 06/01/2031	11,000,000	11,076,322
First Horizon National Corp.,
4.000%, 05/26/2025	30,000,000	33,050,386
First Republic Bank,
4.625%, 02/13/2047	1,850,000	2,346,451
Five Corners Funding Trust II,
2.850%, 05/15/2030(2)	10,000,000	10,531,764
FMR LLC:
4.950%, 02/01/2033(2)	4,235,000	5,317,310
6.500%, 12/14/2040(2)	1,820,000	2,729,834
GE Capital Funding LLC:
4.050%, 05/15/2027	10,000,000	11,317,866
4.550%, 05/15/2032	10,000,000	11,937,180
GE Capital International Funding
Co. Unlimited Co.:
3.373%, 11/15/2025	5,000,000	5,455,641
4.418%, 11/15/2035	80,915,000	96,975,129
Globe Life, Inc.:
3.800%, 09/15/2022	1,275,000	1,324,617
4.550%, 09/15/2028	9,350,000	10,947,253
Goldman Sachs Group, Inc.:
5.250%, 07/27/2021	1,100,000	1,103,827
5.750%, 01/24/2022	15,100,000	15,567,026
1.735%, 11/29/2023
(3 Month LIBOR USD + 1.600%)(3)	10,000,000	10,318,700
3.500%, 01/23/2025	9,400,000	10,163,240
3.500%, 04/01/2025	10,000,000	10,848,973
3.272%, 09/29/2025
(3 Month LIBOR USD + 1.201%)(3)	24,000,000	25,674,806
3.814%, 04/23/2029
(3 Month LIBOR USD + 1.158%)(3)	17,875,000	19,991,127
4.223%, 05/01/2029
(3 Month LIBOR USD + 1.301%)(3)	15,050,000	17,164,459
1.992%, 01/27/2032
(SOFR + 1.090%)(3)	30,000,000	29,135,833
2.615%, 04/22/2032
(SOFR + 1.281%)(3)	10,000,000	10,215,672
6.345%, 02/15/2034	125,000	175,190
6.750%, 10/01/2037	300,000	436,852
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064(2)	11,215,000	14,323,096
3.700%, 01/22/2070(2)	14,000,000	14,475,364
4.850%, 01/24/2077(2)	15,693,000	20,095,307
Hartford Financial Services Group, Inc.:
6.100%, 10/01/2041	2,925,000	4,177,187
3.600%, 08/19/2049	15,725,000	17,241,464
High Street Funding Trust I,
4.111%, 02/15/2028(2)	9,000,000	10,149,811
High Street Funding Trust II,
4.682%, 02/15/2048(2)	7,000,000	8,453,962
HSBC Holdings PLC:
3.262%, 03/13/2023
(3 Month LIBOR USD + 1.055%)(1)(3)	30,996,000	31,622,154
3.600%, 05/25/2023(1)	6,000,000	6,353,016
3.950%, 05/18/2024
(3 Month LIBOR USD + 0.987%)(1)(3)	9,000,000	9,560,551
3.803%, 03/11/2025
(3 Month LIBOR USD + 1.211%)(1)(3)	5,200,000	5,591,478
1.645%, 04/18/2026
(SOFR + 1.538%)(1)(3)	8,125,000	8,233,937
1.589%, 05/24/2027
(SOFR + 1.290%)(1)(3)	10,000,000	10,019,274
2.013%, 09/22/2028
(SOFR + 1.732%)(1)(3)	25,000,000	25,085,167
4.583%, 06/19/2029
(3 Month LIBOR USD + 1.535%)(1)(3)	17,125,000	19,792,379
3.973%, 05/22/2030
(3 Month LIBOR USD + 1.610%)(1)(3)	4,775,000	5,344,545
2.804%, 05/24/2032
(SOFR + 1.187%)(1)(3)	14,550,000	14,931,925
Humana, Inc.,
8.150%, 06/15/2038	8,983,000	14,386,820
Huntington Bancshares, Inc.,
2.625%, 08/06/2024	1,500,000	1,582,994
ING Groep NV,
3.150%, 03/29/2022(1)	4,000,000	4,085,926
Invesco Finance PLC,
3.125%, 11/30/2022	5,500,000	5,703,304
Jackson National Life Global Funding,
3.250%, 01/30/2024(1)(2)	10,000,000	10,647,767
Jefferies Group LLC:
4.850%, 01/15/2027	15,750,000	18,320,032
6.450%, 06/08/2027	1,300,000	1,618,914
4.150%, 01/23/2030	30,200,000	33,819,763
John Hancock Life Insurance Co.,
7.375%, 02/15/2024(1)(2)	17,615,000	20,495,301
JPMorgan Chase & Co.:
3.200%, 01/25/2023	5,350,000	5,588,389
1.406%, 10/24/2023
(3 Month LIBOR USD + 1.230%)(3)	10,000,000	10,143,500
3.559%, 04/23/2024
(3 Month LIBOR USD + 0.730%)(3)	15,575,000	16,423,195
3.125%, 01/23/2025	21,850,000	23,447,448
2.301%, 10/15/2025
(SOFR + 1.160%)(3)	19,859,000	20,683,546
2.005%, 03/13/2026
(SOFR + 1.585%)(3)	17,000,000	17,550,798
2.083%, 04/22/2026
(SOFR + 1.850%)(3)	71,000,000	73,417,134
1.045%, 11/19/2026
(SOFR + 0.800%)(3)	18,500,000	18,265,840
1.578%, 04/22/2027
(SOFR + 0.885%)(3)	25,000,000	25,129,526
2.522%, 04/22/2031
(SOFR + 2.040%)(3)	30,500,000	31,384,287
1.953%, 02/04/2032
(SOFR + 1.065%)(3)	5,000,000	4,855,993
2.580%, 04/22/2032
(SOFR + 1.250%)(3)	15,000,000	15,395,096

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
KeyBank NA,
3.400%, 05/20/2026	$21,575,000	$23,507,709
LeasePlan Corp. NV,
2.875%, 10/24/2024(1)(2)	77,403,000	81,289,948
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035(2)	750,000	1,046,884
3.951%, 10/15/2050(2)	900,000	1,002,513
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097(2)	375,000	582,970
Life Storage LP:
3.875%, 12/15/2027	2,575,000	2,871,838
2.200%, 10/15/2030	6,950,000	6,863,793
Lincoln National Corp.:
3.400%, 01/15/2031	15,000,000	16,380,022
6.300%, 10/09/2037	2,190,000	3,072,474
Lloyds Bank PLC:
4.050%, 08/16/2023(1)	6,575,000	7,049,004
2.907%, 11/07/2023
(3 Month LIBOR USD + 0.810%)(1)(3)	21,520,000	22,189,518
3.870%, 07/09/2025
(1 Year CMT Rate + 3.500%)(1)(3)	15,000,000	16,250,572
3.750%, 01/11/2027(1)	7,800,000	8,614,973
1.627%, 05/11/2027
(1 Year CMT Rate + 0.850%)(1)(3)	5,000,000	5,002,583
4.375%, 03/22/2028(1)	15,000,000	17,226,652
3.574%, 11/07/2028
(3 Month LIBOR USD + 1.205%)(1)(3)	21,550,000	23,570,837
LPL Holdings, Inc.,
4.000%, 03/15/2029(2)	20,076,000	20,165,740
Macquarie Bank Ltd.:
4.875%, 06/10/2025(1)(2)	7,800,000	8,723,438
3.624%, 06/03/2030(1)(2)	28,805,000	30,447,433
Macquarie Group Ltd.:
3.189%, 11/28/2023
(3 Month LIBOR
USD + 1.023%)(1)(2)(3)	35,850,000	37,130,186
4.150%, 03/27/2024
(3 Month LIBOR
USD + 1.330%)(1)(2)(3)	21,000,000	22,227,166
1.340%, 01/12/2027
(SOFR + 1.069%)(1)(2)(3)	10,000,000	9,916,029
2.691%, 06/23/2032
(SOFR + 1.440%)(1)(2)(3)	10,000,000	10,026,150
Manulife Financial Corp.:
4.150%, 03/04/2026(1)	15,000,000	16,908,244
2.484%, 05/19/2027(1)	15,225,000	16,028,391
Marsh & McLennan Companies, Inc.:
3.750%, 03/14/2026	9,225,000	10,257,227
5.875%, 08/01/2033	3,729,000	5,040,491
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023(2)	3,184,000	3,521,635
5.077%, 02/15/2069	10,000,000	12,344,820
3.729%, 10/15/2070(2)	19,253,000	20,420,853
4.900%, 04/01/2077(2)	13,000,000	16,870,956
MBIA Insurance Corp.,
11.444%, 01/15/2033
(3 Month LIBOR
USD + 11.260%)(2)(3)(9)	700,000	205,625
MetLife, Inc.:
4.875%, 11/13/2043	3,375,000	4,447,255
4.050%, 03/01/2045	9,025,000	10,751,406
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025(2)	3,725,000	4,707,064
Mitsubishi UFJ Financial Group, Inc.:
2.190%, 09/13/2021(1)	11,039,000	11,082,598
3.455%, 03/02/2023(1)	15,000,000	15,754,731
2.801%, 07/18/2024(1)	10,000,000	10,588,941
2.193%, 02/25/2025(1)	11,500,000	11,968,434
Mizuho Financial Group, Inc.:
2.953%, 02/28/2022(1)	9,750,000	9,924,401
2.601%, 09/11/2022(1)	5,000,000	5,134,768
3.922%, 09/11/2024
(3 Month LIBOR USD + 1.000%)(1)(3)	9,000,000	9,641,608
2.555%, 09/13/2025
(3 Month LIBOR USD + 1.362%)(1)(3)	20,000,000	20,938,800
1.234%, 05/22/2027
(1 Year CMT Rate + 0.670%)(1)(3)	10,000,000	9,853,190
3.170%, 09/11/2027(1)	24,650,000	26,859,874
1.979%, 09/08/2031
(3 Month LIBOR USD + 1.532%)(1)(3)	13,250,000	12,961,346
Morgan Stanley:
3.125%, 01/23/2023	15,000,000	15,639,210
3.750%, 02/25/2023	1,000,000	1,053,813
1.576%, 10/24/2023
(3 Month LIBOR USD + 1.400%)(3)	10,000,000	10,162,550
3.737%, 04/24/2024
(3 Month LIBOR USD + 0.847%)(3)	25,000,000	26,440,144
3.700%, 10/23/2024	5,000,000	5,454,998
2.720%, 07/22/2025
(SOFR + 1.152%)(3)	15,000,000	15,776,649
4.000%, 07/23/2025	2,500,000	2,780,639
3.875%, 01/27/2026	7,000,000	7,825,969
2.188%, 04/28/2026
(SOFR + 1.990%)(3)	40,000,000	41,532,067
3.125%, 07/27/2026	13,175,000	14,274,817
3.591%, 07/22/2028
(3 Month LIBOR USD + 1.340%)(3)	15,350,000	17,003,985
National Australia Bank Ltd.:
2.332%, 08/21/2030(1)(2)	71,100,000	69,006,877
2.990%, 05/21/2031(1)(2)	24,495,000	24,869,628
3.933%, 08/02/2034
(5 Year CMT Rate + 1.880%)(1)(2)(3)	5,000,000	5,416,850
National Securities Clearing Corp.,
1.500%, 04/23/2025(2)	13,000,000	13,257,783
Nationwide Building Society:
3.766%, 03/08/2024
(3 Month LIBOR
USD + 1.064%)(1)(2)(3)	14,500,000	15,227,020
3.900%, 07/21/2025(1)(2)	8,100,000	8,974,181
4.000%, 09/14/2026(1)(2)	78,394,000	86,413,697
4.302%, 03/08/2029
(3 Month LIBOR
USD + 1.452%)(1)(2)(3)	1,425,000	1,608,499
3.960%, 07/18/2030
(3 Month LIBOR
USD + 1.855%)(1)(2)(3)	10,125,000	11,367,411
4.125%, 10/18/2032
(5 Year Mid Swap Rate
USD + 1.849%)(1)(2)(3)	8,000,000	8,729,204
Nationwide Financial Services, Inc.,
3.900%, 11/30/2049(2)	17,500,000	19,308,184
Nationwide Mutual Insurance Co.:
7.875%, 04/01/2033(2)	5,600,000	8,058,985
9.375%, 08/15/2039(2)	27,409,000	47,742,015
NatWest Group PLC,
1.642%, 06/14/2027
(1 Year CMT Rate + 0.900%)(1)(3)	26,725,000	26,721,656

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024(2)	$3,200,000	$3,762,426
New York Life Insurance Co.:
6.750%, 11/15/2039(2)	25,105,000	38,074,149
4.450%, 05/15/2069(2)	10,000,000	12,505,637
Nomura Holdings, Inc.:
2.648%, 01/16/2025(1)	10,000,000	10,505,649
1.851%, 07/16/2025(1)	15,000,000	15,332,942
Old Republic International Corp.,
3.850%, 06/11/2051	12,550,000	13,327,468
Peachtree Corners Funding Trust,
3.976%, 02/15/2025(2)	16,000,000	17,514,145
People’s United Bank NA,
4.000%, 07/15/2024	4,400,000	4,737,837
Pine Street Trust I,
4.572%, 02/15/2029(2)	5,000,000	5,725,907
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,215,000	1,256,467
3.125%, 05/15/2023	3,675,000	3,850,487
Protective Life Corp.,
4.300%, 09/30/2028(1)(2)	4,105,000	4,599,944
Prudential Financial, Inc.,
3.878%, 03/27/2028	11,025,000	12,603,092
Prudential Insurance Co. of America,
8.300%, 07/01/2025(2)	21,011,000	26,398,258
Raymond James Financial, Inc.,
4.950%, 07/15/2046	15,000,000	19,386,097
Realty Income Corp.,
3.875%, 04/15/2025	10,000,000	11,032,764
Regions Bank,
6.450%, 06/26/2037	3,864,000	5,457,769
Regions Financial Corp.,
2.250%, 05/18/2025	16,650,000	17,337,660
Reliance Standard Life Global Funding II:
2.625%, 07/22/2022(1)(2)	9,700,000	9,933,029
2.500%, 10/30/2024(1)(2)	20,000,000	20,856,852
Rexford Industrial Realty LP,
2.125%, 12/01/2030	13,000,000	12,494,400
Royal Bank of Canada,
4.650%, 01/27/2026(1)	29,930,000	34,290,719
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023
(3 Month LIBOR USD + 1.480%)(1)(3)	62,335,000	63,958,176
4.519%, 06/25/2024
(3 Month LIBOR USD + 1.550%)(1)(3)	17,475,000	18,760,828
4.269%, 03/22/2025
(3 Month LIBOR USD + 1.762%)(1)(3)	8,300,000	9,002,875
4.892%, 05/18/2029
(3 Month LIBOR USD + 1.754%)(1)(3)	5,150,000	6,031,212
4.445%, 05/08/2030
(3 Month LIBOR USD + 1.871%)(1)(3)	11,000,000	12,591,867
Sammons Financial Group, Inc.,
3.350%, 04/16/2031(2)	25,000,000	25,730,589
Santander Holdings USA, Inc.:
3.400%, 01/18/2023(1)	5,750,000	5,986,505
3.450%, 06/02/2025(1)	10,000,000	10,746,242
Santander UK Group Holdings PLC:
2.875%, 08/05/2021(1)	9,375,000	9,396,646
1.673%, 06/14/2027
(SOFR + 0.989%)(1)(3)	20,000,000	19,969,406
3.823%, 11/03/2028
(3 Month LIBOR USD + 1.400%)(1)(3)	6,000,000	6,597,850
Santander UK PLC:
5.000%, 11/07/2023(1)(2)	36,375,000	39,655,298
4.000%, 03/13/2024(1)	7,700,000	8,386,032
SMBC Aviation Capital Finance DAC,
3.550%, 04/15/2024(1)(2)	15,000,000	15,930,239
Societe Generale SA:
5.000%, 01/17/2024(1)(2)	18,000,000	19,590,303
3.875%, 03/28/2024(1)(2)	10,000,000	10,748,162
2.625%, 10/16/2024(1)(2)	14,575,000	15,218,168
2.625%, 01/22/2025(1)(2)	34,600,000	36,095,271
4.250%, 04/14/2025(1)(2)	30,420,000	33,032,940
4.250%, 08/19/2026(1)(2)	18,572,000	20,319,048
1.488%, 12/14/2026
(1 Year CMT Rate + 1.100%)(1)(2)(3)	6,800,000	6,738,222
2.889%, 06/09/2032
(1 Year CMT Rate + 1.300%)(1)(2)(3)	7,000,000	7,083,440
3.625%, 03/01/2041(1)(2)	9,200,000	9,340,185
Standard Chartered PLC:
3.885%, 03/15/2024
(3 Month LIBOR
USD + 1.080%)(1)(2)(3)	17,600,000	18,505,050
3.785%, 05/21/2025
(3 Month LIBOR
USD + 1.560%)(1)(2)(3)	40,500,000	43,536,728
2.819%, 01/30/2026
(3 Month LIBOR
USD + 1.209%)(1)(2)(3)	8,800,000	9,235,921
1.456%, 01/14/2027
(1 Year CMT Rate + 1.000%)(1)(2)(3)	10,000,000	9,904,339
4.644%, 04/01/2031
(5 Year CMT Rate + 3.850%)(1)(2)(3)	7,000,000	8,186,185
5.700%, 03/26/2044(1)(2)	14,000,000	17,962,826
State Street Corp.,
2.901%, 03/30/2026
(SOFR + 2.600%)(3)	12,975,000	13,853,389
Stifel Financial Corp.:
4.250%, 07/18/2024	19,615,000	21,490,522
4.000%, 05/15/2030	6,325,000	7,005,694
Sumitomo Mitsui Banking Corp.,
3.000%, 01/18/2023(1)	2,500,000	2,599,609
Sumitomo Mitsui Financial Group, Inc.:
2.784%, 07/12/2022(1)	13,325,000	13,665,498
3.102%, 01/17/2023(1)	16,125,000	16,806,331
2.696%, 07/16/2024(1)	10,400,000	10,994,123
2.448%, 09/27/2024(1)	20,000,000	20,978,614
SunTrust Banks, Inc.:
3.689%, 08/02/2024
(3 Month LIBOR USD + 0.735%)(3)	6,345,000	6,764,932
3.300%, 05/15/2026	28,734,000	31,478,422
Synchrony Financial:
4.250%, 08/15/2024	33,325,000	36,415,193
4.500%, 07/23/2025	12,795,000	14,308,789
3.700%, 08/04/2026	5,388,000	5,883,036
3.950%, 12/01/2027	43,000,000	47,932,496
Synovus Financial Corp.,
3.125%, 11/01/2022	19,588,000	20,143,278
Trinity Acquisition PLC:
4.400%, 03/15/2026	15,776,000	17,828,818
6.125%, 08/15/2043	23,630,000	33,202,438
UBS Group AG,
2.095%, 02/11/2032
(1 Year CMT Rate + 1.000%)(1)(2)(3)	12,550,000	12,294,379
UBS Group Funding Switzerland AG:
2.650%, 02/01/2022(1)(2)	10,000,000	10,141,250
3.491%, 05/23/2023(1)(2)	34,075,000	34,996,671
2.859%, 08/15/2023
(3 Month LIBOR
USD + 0.954%)(1)(2)(3)	31,700,000	32,530,371
4.125%, 09/24/2025(1)(2)	6,500,000	7,251,594

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
UnitedHealth Group, Inc.,
4.625%, 07/15/2035	$12,175,000	$15,379,039
Wells Fargo & Co.:
1.416%, 10/31/2023
(3 Month LIBOR USD + 1.230%)(3)	10,000,000	10,141,000
1.654%, 06/02/2024
(SOFR + 1.600%)(3)	12,375,000	12,639,673
3.000%, 02/19/2025	5,225,000	5,591,561
2.406%, 10/30/2025
(3 Month LIBOR USD + 1.087%)(3)	10,000,000	10,462,710
2.164%, 02/11/2026
(3 Month LIBOR USD + 0.750%)(3)	15,000,000	15,568,721
3.000%, 04/22/2026	4,000,000	4,301,030
2.393%, 06/02/2028
(SOFR + 2.100%)(3)	9,236,000	9,578,613
3.068%, 04/30/2041
(SOFR + 2.530%)(3)	35,000,000	35,898,912
5.013%, 04/04/2051
(3 Month LIBOR USD + 4.502%)(3)	8,000,000	10,958,723
Westpac Banking Corp.:
2.894%, 02/04/2030
(5 Year CMT Rate + 1.350%)(1)(3)	18,059,000	18,730,253
4.322%, 11/23/2031
(5 Year Mid Swap Rate
USD + 2.236%)(1)(3)	10,000,000	11,097,144
4.110%, 07/24/2034
(5 Year CMT Rate + 2.000%)(1)(3)	10,000,000	10,988,900
2.668%, 11/15/2035
(5 Year CMT Rate + 1.750%)(1)(3)	10,000,000	9,836,200
Willis North America, Inc.:
2.950%, 09/15/2029	10,600,000	11,130,161
5.050%, 09/15/2048	15,000,000	19,656,528
Total Financials
(Cost $5,898,257,854)		6,269,057,971	19.9%
Total Corporate Bonds
(Cost $15,067,665,401)		16,152,709,789	51.2%
Municipal Bonds
Bellevue Union School District,
5.000%, 08/01/2028	625,000	744,664
Brazos Higher Education Authority, Inc.:
1.931%, 04/01/2024	1,000,000	1,018,268
1.981%, 04/01/2025	1,000,000	1,016,733
2.076%, 04/01/2026	1,000,000	1,013,604
2.176%, 04/01/2027	1,300,000	1,311,072
2.310%, 04/01/2028	1,000,000	1,004,793
2.410%, 04/01/2029	2,360,000	2,361,419
2.510%, 04/01/2030	1,175,000	1,173,082
2.760%, 04/01/2040
(Callable 04/01/2030)	1,680,000	1,645,273
California Housing Finance Agency,
2.794%, 08/01/2036
(Callable 08/01/2025)	7,490,000	7,680,407
California Qualified School Bond
Joint Powers Authority:
6.739%, 09/01/2026	2,415,000	2,818,475
7.155%, 03/01/2027	1,700,000	1,999,294
Central Valley Support
Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,712,093
City of Vernon CA,
4.500%, 08/01/2022	7,500,000	7,703,740
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,543,134
County of Hamilton OH,
3.756%, 06/01/2042	25,725,000	27,270,869
County of Riverside CA,
2.667%, 02/15/2025	15,000,000	15,878,875
Great Lakes Water Authority,
2.615%, 07/01/2036	20,000,000	20,585,896
Hillsborough City School District:
0.000%, 09/01/2036
(Callable 09/01/2021)	10,000,000	5,203,895
0.000%, 09/01/2042
(Callable 09/01/2021)	10,000,000	3,886,305
Illinois International Port District,
5.000%, 01/01/2035
(Callable 01/01/2026)(2)	3,660,000	3,590,747
Iowa Student Loan Liquidity Corp.,
2.989%, 12/01/2039
(Callable 12/01/2029)	5,600,000	5,625,465
Maryland Economic Development Corp.,
3.997%, 04/01/2034
(Callable 01/01/2034)(2)	38,000,000	41,122,696
Massachusetts Educational
Financing Authority:
2.455%, 07/01/2030(8)	8,375,000	8,407,304
2.555%, 07/01/2031(8)	5,000,000	5,021,732
3.775%, 07/01/2035
(Callable 07/01/2029)	10,000,000	10,661,839
Michigan Finance Authority,
4.600%, 10/01/2022	8,990,000	9,135,428
Minnesota Housing Finance Agency:
2.680%, 10/01/2046
(Callable 01/01/2026)	15,433,062	15,780,045
2.650%, 11/01/2046
(Callable 01/01/2026)	15,500,317	15,839,587
New Hampshire Business
Finance Authority,
2.872%, 07/01/2035
(Callable 01/01/2035)	18,165,000	17,772,970
New Hampshire Housing
Finance Authority:
3.100%, 07/01/2021	1,300,000	1,300,000
3.750%, 07/01/2034
(Callable 07/01/2023)	1,190,000	1,223,894
New Jersey Turnpike Authority,
3.223%, 01/01/2036
(Callable 07/01/2025)(2)	40,000,000	41,638,360
North Carolina Housing Finance Agency:
2.870%, 07/01/2032
(Callable 01/01/2024)	1,780,000	1,842,487
2.812%, 07/01/2035
(Callable 01/01/2024)	2,140,000	2,199,765
North East Independent School District,
5.240%, 08/01/2027	3,000,000	3,699,304
Public Finance Authority,
0.000%, 12/15/2027
(Callable 08/02/2021)	13,665,000	10,626,162
Rhode Island Housing &
Mortgage Finance Corp.,
2.913%, 10/01/2039
(Callable 10/01/2023)	965,000	985,284
Rhode Island Student Loan Authority:
2.100%, 12/01/2022	1,125,000	1,150,489
2.200%, 12/01/2023	1,400,000	1,449,227
2.400%, 12/01/2024	1,165,000	1,220,852
2.530%, 12/01/2025	2,310,000	2,434,673

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Rhode Island Student
Loan Authority: (cont.)
2.730%, 12/01/2026	$1,490,000	$1,580,446
2.875%, 12/01/2027	1,800,000	1,910,825
5.000%, 12/01/2028	1,265,000	1,586,547
5.000%, 12/01/2029	1,295,000	1,649,289
3.625%, 12/01/2037
(Callable 12/01/2030)	6,000,000	6,280,561
State of Illinois,
6.200%, 07/01/2021	3,977,500	3,977,500
Suburban Hospital
Healthcare System, Inc.,
7.865%, 02/15/2027	8,755,000	10,376,409
Three Rivers Local School District,
5.209%, 09/15/2027
(Callable 08/02/2021)	1,350,000	1,353,617
West Contra Costa Unified
School District,
6.250%, 08/01/2030	4,320,000	5,845,270
Western Michigan University Homer
Stryker MD School of Medicine,
4.750%, 11/15/2028	12,900,000	15,259,382
Westlake City School District,
5.227%, 12/01/2026
(Callable 08/02/2021)	1,160,000	1,163,442
Total Municipal Bonds
(Cost $348,641,852)		361,283,489	1.1%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1992-129, Class L,
6.000%, 07/25/2022	2,985	3,027
Series 1993-32, Class H,
6.000%, 03/25/2023	2,255	2,336
Series 1993-58, Class H,
5.500%, 04/25/2023	9,455	9,742
Federal Gold Loan Mortgage
Corp. (FGLMC):
6.500%, 12/01/2028	7,840	8,870
6.500%, 06/01/2029	3,405	3,872
3.000%, 10/01/2030	20,198,333	21,391,248
3.000%, 02/01/2032	31,388,392	33,338,685
3.500%, 05/01/2032	14,061,991	14,999,293
3.000%, 07/01/2032	6,495,254	6,894,478
3.000%, 10/01/2032	4,820,564	5,116,898
3.000%, 11/01/2032	7,618,873	8,087,251
3.000%, 12/01/2032	7,629,287	8,091,329
3.000%, 01/01/2033	3,602,762	3,824,261
3.000%, 04/01/2033	3,944,305	4,186,904
3.500%, 01/01/2034	13,692,094	14,598,917
3.000%, 05/01/2035	10,033,996	10,611,453
3.000%, 10/01/2035	8,802,227	9,264,653
5.000%, 03/01/2036	2,924,507	3,349,192
5.500%, 04/01/2037	64,586	75,106
5.500%, 04/01/2038	39,048	45,443
5.500%, 05/01/2038	62,264	72,485
5.500%, 01/01/2039	10,541,524	12,164,903
4.500%, 11/01/2039	1,083,167	1,196,176
4.500%, 11/01/2039	326,960	363,644
4.500%, 08/01/2040	1,475,150	1,631,036
4.500%, 08/01/2040	1,123,235	1,249,120
4.000%, 10/01/2040	11,803,817	12,895,386
4.000%, 01/01/2041	7,753,831	8,475,776
3.500%, 06/01/2042	3,015,051	3,250,380
3.500%, 06/01/2042	1,920,728	2,070,645
3.500%, 07/01/2042	11,417,877	12,309,122
3.500%, 07/01/2042	17,007,619	18,335,154
3.000%, 08/01/2042	10,387,960	11,011,082
3.500%, 09/01/2042	6,812,570	7,344,358
3.000%, 11/01/2042	32,777,560	34,946,764
3.500%, 12/01/2042	11,017,244	11,875,520
3.000%, 01/01/2043	18,766,493	19,890,942
3.000%, 02/01/2043	3,598,216	3,813,380
3.500%, 02/01/2043	10,717,732	11,616,673
3.000%, 03/01/2043	10,930,711	11,635,441
3.000%, 04/01/2043	7,585,970	8,038,985
3.000%, 04/01/2043	8,392,519	8,948,110
3.000%, 06/01/2043	6,190,291	6,584,817
3.000%, 08/01/2043	14,431,192	15,349,471
4.500%, 12/01/2043	6,298,059	6,999,088
3.500%, 05/01/2044	25,421,078	27,602,289
3.500%, 08/01/2044	16,871,068	18,231,169
3.500%, 08/01/2044	9,936,001	10,747,222
4.000%, 09/01/2044	5,841,905	6,361,528
4.000%, 10/01/2044	9,964,832	10,890,136
3.500%, 01/01/2045	14,227,529	15,418,550
4.000%, 02/01/2045	6,540,157	7,122,554
3.500%, 06/01/2045	15,161,192	16,462,957
3.500%, 07/01/2045	12,650,012	13,661,335
3.000%, 10/01/2045	19,008,235	20,213,749
4.000%, 10/01/2045	9,517,538	10,339,329
3.500%, 12/01/2045	10,682,418	11,426,310
4.000%, 12/01/2045	3,800,001	4,115,912
3.000%, 01/01/2046	62,555,302	67,231,032
3.500%, 01/01/2046	27,527,910	29,706,334
4.000%, 02/01/2046	12,928,275	14,112,155
4.000%, 02/01/2046	5,070,429	5,486,784
3.500%, 03/01/2046	3,965,151	4,305,580
4.000%, 05/01/2046	441,754	477,249
3.500%, 08/01/2046	48,430,892	52,589,666
4.000%, 08/01/2046	7,171,512	7,801,596
3.000%, 10/01/2046	60,406,055	64,653,258
3.000%, 10/01/2046	43,745,894	46,458,020
4.500%, 11/01/2046	41,821,470	46,450,582
4.000%, 01/01/2047	27,195,792	29,833,803
3.000%, 02/01/2047	25,061,723	26,601,104
3.000%, 05/01/2047	48,220,586	51,252,627
3.500%, 08/01/2047	13,325,714	14,374,471
3.500%, 03/01/2048	4,547,051	4,905,949
4.000%, 06/01/2048	43,233,591	47,971,669
4.000%, 08/01/2048	15,516,287	16,768,951
3.000%, 12/01/2049	126,046,920	133,752,331
4.000%, 05/01/2050	84,361,998	92,299,034
2.500%, 02/01/2051	73,260,630	76,788,570
Federal Home Loan
Mortgage Corp. (FHLMC):
Series 1122, Class G,
7.000%, 08/15/2021	21	21
Series 1186, Class I,
7.000%, 12/15/2021	318	320
Federal National Mortgage
Association (FNMA):
5.000%, 11/01/2021	9	9
2.500%, 12/01/2027	6,832,475	7,158,739
5.000%, 05/01/2028	20,096	22,010
The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal Gold Loan Mortgage
Corp. (FGLMC): (cont.)
6.500%, 09/01/2028	$5,988	$6,732
6.500%, 02/01/2029	13,363	15,089
3.000%, 07/01/2029	9,977,712	10,555,377
4.500%, 07/01/2030	2,222,001	2,412,401
3.000%, 08/01/2030	14,692,904	15,546,501
3.000%, 01/01/2031	42,571,802	45,066,037
4.000%, 11/01/2031	10,479,989	11,418,402
3.500%, 01/01/2032	23,881,767	25,464,835
5.500%, 01/01/2032	5,365	6,145
2.500%, 07/01/2032	17,312,370	18,220,568
3.000%, 11/01/2032	4,765,524	5,021,533
2.500%, 12/01/2032	57,355,733	60,042,902
3.000%, 04/01/2033	8,335,560	8,845,011
3.000%, 05/01/2033	8,251,209	8,731,094
3.500%, 09/01/2033	40,547,094	44,178,600
5.000%, 09/01/2033	6,386,302	7,283,782
4.500%, 10/01/2033	13,491,425	14,844,237
3.000%, 11/01/2033	68,255,005	72,859,016
4.000%, 01/01/2034	7,300,308	7,954,229
5.500%, 04/01/2034	430,015	491,952
4.000%, 09/01/2034	10,210,000	11,121,994
5.500%, 09/01/2034	19,384	22,436
5.000%, 02/01/2035	10,486,617	11,979,716
5.000%, 02/01/2035	6,906,802	7,870,759
5.500%, 02/01/2035	16,886	19,559
5.000%, 04/01/2035	749,697	857,074
5.000%, 07/01/2035	2,166,571	2,476,809
5.000%, 02/01/2036	1,318,654	1,510,125
5.000%, 03/01/2036	606,154	693,884
5.500%, 04/01/2036	1,966,298	2,277,929
4.000%, 10/01/2036	7,386,473	8,070,103
4.000%, 05/01/2037	31,767,293	34,403,560
3.500%, 08/01/2037	18,831,497	20,087,508
2.500%, 04/01/2038	35,774,344	37,279,254
6.000%, 05/01/2038	3,292,666	3,904,201
4.500%, 04/01/2039	10,636,594	11,810,128
4.000%, 06/01/2039	6,653,102	7,295,409
5.000%, 06/01/2039	9,505,030	10,791,764
4.500%, 01/01/2040	4,468,618	4,967,470
4.500%, 01/01/2040	2,138,624	2,351,333
5.000%, 06/01/2040	6,940,624	7,884,579
4.000%, 08/01/2040	528,282	578,154
4.500%, 08/01/2040	6,352,037	7,050,068
4.500%, 08/01/2040	2,338,954	2,596,154
4.000%, 10/01/2040	907,304	991,411
4.000%, 11/01/2040	9,565,165	10,452,480
4.000%, 12/01/2040	2,607,047	2,901,693
3.500%, 01/01/2041	1,017,464	1,096,031
4.000%, 01/01/2041	2,063,287	2,254,632
3.500%, 02/01/2041	1,148,311	1,236,469
4.000%, 02/01/2041	199,824	218,228
4.500%, 02/01/2041	33,026,444	36,688,563
3.500%, 03/01/2041	7,574,079	8,155,165
4.000%, 03/01/2041	3,702,874	4,046,685
4.500%, 07/01/2041	2,940,624	3,269,041
3.500%, 09/01/2041	15,956,861	17,167,871
4.000%, 09/01/2041	1,486,388	1,623,966
3.500%, 11/01/2041	8,265,494	8,932,501
3.500%, 12/01/2041	1,488,443	1,603,977
4.000%, 12/01/2041	7,108,033	7,766,088
4.000%, 01/01/2042	13,917,628	15,229,852
4.500%, 01/01/2042	6,003,459	6,680,715
4.000%, 02/01/2042	12,824,193	14,033,455
3.000%, 04/01/2042	40,380,303	43,127,789
3.000%, 05/01/2042	1,825,912	1,934,750
3.500%, 05/01/2042	9,403,215	10,130,897
3.500%, 06/01/2042	3,426,044	3,692,022
3.500%, 07/01/2042	72,377,497	78,501,958
3.500%, 08/01/2042	6,179,451	6,658,003
3.500%, 09/01/2042	9,502,361	10,269,313
3.000%, 10/01/2042	13,321,560	14,312,496
3.000%, 03/01/2043	3,844,325	4,071,466
3.000%, 04/01/2043	1,370,942	1,457,946
3.000%, 05/01/2043	5,312,558	5,662,064
3.000%, 05/01/2043	14,253,922	15,097,736
3.500%, 05/01/2043	11,892,681	12,888,422
3.000%, 06/01/2043	15,966,160	16,910,660
3.500%, 06/01/2043	6,390,885	7,022,900
3.000%, 07/01/2043	12,717,985	13,561,694
4.000%, 07/01/2043	16,968,556	18,511,487
3.000%, 08/01/2043	4,714,408	4,990,988
3.500%, 08/01/2043	6,686,015	7,215,172
3.500%, 09/01/2043	20,243,447	21,805,355
4.500%, 09/01/2043	9,004,427	9,995,454
4.000%, 01/01/2045	7,041,206	7,691,546
3.500%, 02/01/2045	27,525,907	29,645,350
4.000%, 02/01/2045	1,954,028	2,124,769
4.000%, 02/01/2045	13,021,120	14,316,008
4.000%, 02/01/2045	3,798,691	4,144,815
4.000%, 02/01/2045	8,212,726	8,973,741
4.000%, 03/01/2045	5,843,338	6,383,797
4.000%, 11/01/2045	22,992,285	24,953,333
3.500%, 12/01/2045	16,475,991	17,610,875
4.000%, 12/01/2045	13,838,094	15,325,588
4.000%, 12/01/2045	28,629,290	31,000,074
4.500%, 02/01/2046	16,987,996	18,855,990
4.500%, 08/01/2046	16,786,878	18,594,022
3.000%, 10/01/2046	18,943,443	20,132,486
3.500%, 11/01/2046	15,944,350	17,064,897
4.000%, 02/01/2047	10,174,786	11,047,139
4.000%, 03/01/2047	18,307,659	20,075,454
4.000%, 03/01/2047	20,092,624	21,705,325
4.000%, 11/01/2047	6,696,495	7,178,539
3.500%, 12/01/2047	57,695,331	61,023,562
4.000%, 12/01/2047	33,643,264	36,043,924
3.000%, 01/01/2048	19,900,190	21,112,551
3.500%, 01/01/2048	9,512,953	10,057,615
3.500%, 03/01/2048	9,532,540	10,078,798
3.500%, 05/01/2048	52,230,141	55,807,351
5.000%, 11/01/2048	22,543,751	25,198,608
3.500%, 06/01/2049	40,923,076	43,076,273
4.000%, 09/01/2049	5,157,879	5,495,838
3.500%, 01/01/2050	36,184,899	38,974,253
3.000%, 05/01/2050	122,693,572	130,748,123
2.500%, 06/01/2050(8)	15,538,776	16,183,049
2.500%, 12/01/2050	87,751,448	91,455,020
2.500%, 12/01/2050(8)	27,633,268	28,638,897
2.500%, 01/01/2051(8)	55,030,738	57,296,383
Government National Mortgage
Association (GNMA):
6.000%, 12/20/2028	10,194	11,537
6.500%, 01/20/2029	5,626	6,387
6.000%, 11/20/2033	7,725	9,044
5.000%, 07/20/2040	334,923	378,030

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Government National Mortgage
Association (GNMA): (cont.)
4.000%, 01/20/2041	$5,171,493	$5,645,429
4.000%, 08/20/2041	3,051,946	3,345,572
3.500%, 10/20/2041	5,796,485	6,224,173
4.000%, 12/20/2041	4,067,998	4,459,378
4.000%, 02/20/2042	7,831,093	8,634,846
4.000%, 06/20/2042	6,641,996	7,321,500
3.500%, 09/20/2042	4,426,976	4,747,881
4.000%, 09/20/2044	22,220,068	24,281,812
3.000%, 04/20/2045	7,009,879	7,439,535
3.500%, 04/20/2045	9,896,077	10,551,171
4.000%, 05/20/2045	9,096,093	9,862,375
3.500%, 06/20/2045	9,911,228	10,560,891
3.500%, 10/20/2045	32,753,551	34,899,175
4.500%, 01/20/2046	8,819,987	9,750,801
4.000%, 04/20/2046	11,765,749	12,735,766
3.500%, 05/20/2046	44,618,011	47,554,814
4.000%, 05/20/2046	4,339,387	4,668,986
4.500%, 06/20/2047	12,746,253	13,781,114
4.500%, 07/20/2047	8,779,643	9,502,305
4.500%, 09/20/2047	43,233,619	46,563,424
3.500%, 02/20/2048	27,722,810	29,478,919
5.000%, 02/20/2049	63,023,820	68,015,634
2.500%, 12/20/2050	90,337,127	93,593,326
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MA,
3.000%, 02/25/2059	47,172,191	49,539,410
Series 2020-3, Class MT,
2.000%, 05/25/2060	36,289,391	36,711,092
Total U.S. Government Agency Issues
(Cost $3,721,438,143)		3,886,886,448	12.3%
Non-U.S. Government Agency Issues
ABFC Trust,
Series 2006-OPT1, Class A3C2,
0.392%, 09/25/2036
(1 Month LIBOR USD + 0.300%)(3)	4,080,576	4,039,450
Alternative Loan Trust:
Series 2005-3CB, Class 2A1
5.000%, 12/15/2021(6)	87,085	85,069
Series 2006-43CB, Class 2A1
6.000%, 02/25/2022(6)	19,295	19,330
Series 2005-11CB, Class 2A6
5.500%, 06/25/2025	4,198,257	4,052,577
Series 2004-18CB, Class 1A1
6.000%, 09/25/2034	2,372,994	2,437,531
Series 2005-6CB, Class 1A4
5.500%, 04/25/2035(6)	9,924,653	9,632,267
Series 2005-29CB, Class A1
5.500%, 07/25/2035(6)	1,527,903	1,236,431
Series 2005-49CB, Class A5
5.500%, 11/25/2035(6)	1,720,735	1,519,497
Series 2005-73CB, Class 1A7
5.500%, 01/25/2036(6)	259,192	258,913
Series 2005-85CB, Class 2A2
5.500%, 02/25/2036	2,314,452	2,227,093
Series 2006-28CB, Class A17
6.000%, 10/25/2036	398,379	289,044
AMRESCO Residential Securities
Corp. Mortgage Loan Trust,
Series 1998-2, Class A6
6.405%, 12/25/2027	7	7
Arroyo Mortgage Trust:
Series 2018-1, Class A1,
3.763%, 04/25/2048(2)(4)	2,437,773	2,436,770
Series 2019-3, Class A1,
2.962%, 10/25/2048(2)(4)	23,740,056	24,072,544
Asset Backed Securities Corp.
Home Equity Loan Trust:
Series 2006-HE2, Class A1,
0.472%, 03/25/2036
(1 Month LIBOR USD + 0.380%)(3)	8,281,352	8,230,498
Series 2006-HE6, Class A4,
0.252%, 11/25/2036
(1 Month LIBOR USD + 0.160%)(3)	169,473	168,405
Banc of America Alternative Loan Trust:
Series 2004-6, Class 4A1
5.000%, 12/15/2021	234,235	240,331
Series 2007-1, Class 1A1
4.415%, 04/25/2022(4)(6)	97,281	95,430
Series 2003-8, Class 1CB1
5.500%, 10/25/2033	1,342,026	1,380,366
Series 2006-5, Class CB7
6.000%, 06/25/2046(6)	148,426	145,523
Banc of America Funding Trust:
Series 2005-C, Class A1,
0.333%, 05/20/2035
(1 Month LIBOR USD + 0.240%)(3)	2,568,533	2,600,185
Series 2007-C, Class 1A3,
3.053%, 05/20/2036(4)(6)	1,398,705	1,407,493
Series 2006-G, Class 1A1,
0.473%, 07/20/2036
(1 Month LIBOR USD + 0.380%)(3)	21,600,655	21,630,356
Bayview Financial Trust,
Series 2007-B, Class 1A2
6.831%, 08/28/2037(7)	73,527	72,373
Bear Stearns ARM Trust,
Series 2005-9, Class A1,
2.410%, 10/25/2035
(1 Year CMT Rate + 2.300%)(3)	363,124	370,072
Bear Stearns Asset Backed Securities I Trust:
Series 2005-HE4, Class M2,
1.052%, 04/25/2035
(1 Month LIBOR USD + 0.960%)(3)	1,254,155	1,254,599
Series 2006-HE8, Class 21A2,
0.262%, 07/25/2036
(1 Month LIBOR USD + 0.170%)(3)	844,544	842,427
BRAVO Residential Funding Trust,
Series 2020-RPL2, Class A1,
2.000%, 05/25/2059(2)(4)	40,897,731	41,613,310
Chase Mortgage Finance Trust:
Series 2005-A2, Class 1A5,
3.101%, 01/25/2036(4)	523,141	502,330
Series 2006-A1, Class 2A3,
3.056%, 09/25/2036(4)	420,225	388,123
Series 2007-A1, Class 2A3,
2.479%, 02/25/2037(4)	729,144	729,159
Series 2007-A1, Class 3A1,
2.822%, 02/25/2037(4)	1,842,050	1,914,913
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1
5.500%, 04/25/2035(6)	290,190	277,863
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4
6.000%, 06/25/2036	3,227,538	3,244,197
Series 2007-2, Class 1A3
6.000%, 02/25/2037(6)	943,197	940,242

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A6
6.202%, 03/25/2037(7)	$4,091	$4,199
Citigroup Mortgage Loan Trust,
Series 2018-RP2, Class A1,
2.987%, 02/25/2058(2)(4)	22,309,080	23,119,165
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1,
2.480%, 10/25/2035
(1 Year CMT Rate + 2.400%)(3)	5,326,584	5,548,747
Series 2005-9, Class 22A2
6.000%, 10/25/2035	2,053,314	2,081,643
Series 2005-9, Class 2A2
5.500%, 11/25/2035	30,145	27,289
Countrywide Asset-Backed Certificates:
Series 2005-13, Class AF3
5.430%, 02/25/2033(4)	9,623	9,159
Series 2007-11, Class 2A3,
0.282%, 04/25/2034
(1 Month LIBOR USD + 0.190%)(3)	2,110,854	2,101,245
Series 2005-10, Class AF6
4.915%, 12/25/2035(4)	44,807	46,134
Series 2006-10, Class 1AF3
5.971%, 12/25/2035(4)	272,939	264,060
Series 2007-9, Class 2A3,
0.272%, 06/25/2047
(1 Month LIBOR USD + 0.180%)(3)	5,175,633	5,164,317
Credit Suisse First Boston
Mortgage Securities Corp.,
Series 2005-7, Class 3A1
5.000%, 12/15/2021	11,890	10,760
Credit-Based Asset Servicing
& Securitization LLC,
Series 2007-CB4, Class A1A,
0.182%, 04/25/2037
(1 Month LIBOR USD + 0.090%)(3)	2,180,920	2,145,008
CWABS Asset-Backed Certificates Trust:
Series 2004-15, Class AF6
4.613%, 04/25/2035(4)	40	39
Series 2005-7, Class AF6
4.693%, 08/25/2035(4)	1,801	1,821
Series 2006-9, Class 1AF3
5.859%, 08/25/2036(4)	117,134	117,745
Series 2006-18, Class 2A2,
0.252%, 03/25/2037
(1 Month LIBOR USD + 0.160%)(3)	1,245,314	1,240,869
Deutsche Alt-A Securities, Inc.
Mortgage Loan Trust:
Series 2005-1, Class 1A1,
0.592%, 02/25/2035
(1 Month LIBOR USD + 0.500%)(3)	4,135,550	4,049,259
Series 2005-2, Class 1A7
5.283%, 04/25/2035(4)	6,344,050	6,319,506
First Franklin Mortgage Loan Trust,
Series 2006-FF6, Class A4,
0.592%, 04/25/2036
(1 Month LIBOR USD + 0.500%)(3)	15,793,619	15,627,829
First Horizon Alternative
Mortgage Securities Trust:
Series 2006-FA6, Class 3A1
5.750%, 11/25/2021(6)	2,797	2,221
Series 2006-FA8, Class 2A1
5.750%, 01/25/2022(6)	34,272	9,892
Series 2004-AA1, Class A1,
2.179%, 06/25/2034(4)	2,887,361	2,945,993
Series 2005-AA2, Class 2A1,
2.591%, 04/25/2035(4)	1,325,162	1,406,029
FirstKey Homes LLC,
1.538%, 08/17/2028(8)	98,875,000	98,875,000
Fremont Home Loan Trust,
Series 2005-B, Class M4,
0.797%, 04/25/2035
(1 Month LIBOR USD + 0.705%)(3)	155,498	155,460
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7
6.265%, 04/25/2029	32	32
GS Mortgage Securities Trust,
Series 2018-RPL1, Class A1A,
3.750%, 10/25/2057(2)	41,756,958	44,066,669
GSAA Home Equity Trust:
Series 2004-6, Class A1,
0.892%, 06/25/2034
(1 Month LIBOR USD + 0.800%)(3)	528,220	533,876
Series 2005-14, Class 1A1,
0.592%, 12/25/2035
(1 Month LIBOR USD + 0.500%)(3)	9,067,726	9,201,822
GSAMP Trust,
Series 2006-HE7, Class A2D,
0.322%, 10/25/2036
(1 Month LIBOR USD + 0.230%)(3)	557,339	554,236
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1
5.500%, 12/01/2021	21,143	20,912
Series 2005-3F, Class 2A4
6.000%, 03/25/2035	1,703,350	1,744,265
Series 2005-AR2, Class 2A1,
2.635%, 04/25/2035(4)	1,805,772	1,794,650
Home Equity Asset Trust,
Series 2004-7, Class A1,
0.812%, 01/25/2035
(1 Month LIBOR USD + 0.720%)(3)	10,084,238	9,871,545
J.P. Morgan Alternative Loan Trust:
Series 2006-A1, Class 2A1,
3.172%, 03/25/2036(4)(6)	53,067	50,903
Series 2007-S1, Class A1,
0.372%, 06/25/2037
(1 Month LIBOR USD + 0.280%)(3)	3,678,504	3,635,799
J.P. Morgan Mortgage Trust:
Series 2005-A8, Class 2A3,
2.913%, 11/25/2035(4)	3,509,316	3,376,388
Series 2006-A2, Class 3A3,
2.641%, 04/25/2036(4)	939,369	864,220
Series 2006-A2, Class 2A1,
2.790%, 04/25/2036(4)	821,591	809,678
Series 2006-A7, Class 2A2,
3.092%, 01/25/2037(4)	1,288,837	1,204,848
Series 2006-A7, Class 2A4R,
3.092%, 01/25/2037(4)	1,318,229	1,232,326
Series 2007-A2, Class 2A3,
3.075%, 04/25/2037(4)(6)	2,632,893	2,362,426
Series 2007-A4, Class 2A3,
2.981%, 06/25/2037(4)(6)	3,087,259	2,729,878
MASTR Alternative Loan Trust:
Series 2004-2, Class 2A1
6.000%, 02/25/2034	1,515,634	1,567,587

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
MASTR Alternative Loan Trust: (cont.)
Series 2004-8, Class 2A1
6.000%, 09/25/2034	$1,102,343	$1,131,866
Series 2005-6, Class 1A5
5.500%, 12/25/2035(6)	1,634,243	1,474,543
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1B,
0.712%, 12/25/2029
(1 Month LIBOR USD + 0.620%)(3)	4,036,537	4,032,792
Series 2005-A5, Class A3,
2.974%, 06/25/2035(4)	1,049,198	1,068,345
Mill City Mortgage Loan Trust:
Series 2018-2, Class A1,
3.500%, 05/25/2058(2)(4)	17,070,395	17,444,322
Series 2018-3, Class A1,
3.472%, 08/25/2058(2)(4)	11,679,138	12,149,253
Series 2019-1, Class A1,
3.250%, 10/25/2069(2)(4)	26,459,243	27,905,030
Morgan Stanley Capital I, Inc. Trust,
Series 2006-HE2, Class A1,
0.432%, 03/25/2036
(1 Month LIBOR USD + 0.340%)(3)	1,958,699	1,951,727
MortgageIT Trust:
Series 2005-4, Class A1,
0.652%, 10/25/2035
(1 Month LIBOR USD + 0.560%)(3)	1,926,779	1,928,095
Series 2005-5, Class A1,
0.612%, 12/25/2035
(1 Month LIBOR USD + 0.520%)(3)	2,211,315	2,221,307
New Residential Mortgage Loan Trust:
Series 2016-1A, Class A1,
3.750%, 03/25/2056(2)(4)	8,894,361	9,389,802
Series 2017-1A, Class A1
4.000%, 02/25/2057(2)(4)	17,607,337	18,726,526
Series 2017-3A, Class A1
4.000%, 04/25/2057(2)(4)	14,838,369	15,881,022
Series 2017-6A, Class A1
4.000%, 08/25/2057(2)(4)	18,391,639	19,673,391
Series 2018-1A, Class A1A
4.000%, 12/25/2057(2)(4)	9,647,314	10,331,916
Series 2019-RPL2, Class A1,
3.250%, 02/25/2059(2)(4)	23,039,093	24,248,420
RALI Series Trust:
Series 2004-QS13, Class CB
5.000%, 12/15/2021	3,495	3,610
Series 2005-QS5, Class A1,
0.492%, 04/25/2035
(1 Month LIBOR USD + 0.400%)(3)(6)	1,531,024	1,219,027
Series 2005-QS11, Class A2,
0.592%, 07/25/2035
(1 Month LIBOR USD + 0.500%)(3)(6)	2,950,864	2,229,138
Series 2005-QA7, Class A22,
3.021%, 07/25/2035(4)(6)	1,295,731	1,265,922
RAMP Series Trust,
Series 2002-RS3, Class AI5
5.572%, 06/25/2032(4)	1,141,677	1,148,194
RASC Series Trust,
Series 2007-KS1, Class A3,
0.242%, 11/25/2036
(1 Month LIBOR USD + 0.150%)(3)	613,690	609,150
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6
4.970%, 05/25/2035(7)	6,960	7,299
Series 2005-2, Class AF6
4.781%, 08/25/2035(7)	495,526	519,345
Series 2006-2, Class AF3
5.797%, 08/25/2036(7)	15,143,621	8,439,411
Series 2006-3, Class AF2
5.580%, 11/25/2036(7)	10,050,918	5,210,049
Series 2007-1, Class AF3
5.612%, 04/25/2037(7)	278,136	113,545
Series 2007-2, Class AF2
5.675%, 06/25/2037(7)	1,435,659	543,231
Soundview Home Loan Trust,
Series 2006-EQ1, Class A3,
0.252%, 10/25/2036
(1 Month LIBOR USD + 0.160%)(3)	3,208,876	3,194,943
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1,
1.486%, 04/25/2065(2)(4)	11,408,911	11,508,555
Structured Asset Securities Corp.:
Series 2003-31A, Class 2A7,
2.378%, 10/25/2033 (4)	846,399	867,308
Series 2005-7XS, Class 1A4B
5.940%, 04/25/2035(7)	4,719	4,977
Towd Point Mortgage Trust:
Series 2016-3, Class A1,
2.250%, 08/25/2055(2)(4)	19,126	19,196
Series 2016-2, Class A1,
3.000%, 08/25/2055(2)(4)	3,114,838	3,145,318
Series 2016-4, Class A1,
2.250%, 07/25/2056(2)(4)	4,735,456	4,770,959
Series 2017-1, Class A1,
2.750%, 10/25/2056(2)(4)	1,623,860	1,648,710
Series 2017-6, Class A1,
2.750%, 10/25/2057(2)(4)	19,546,361	20,018,906
Series 2019-1, Class A1,
3.722%, 03/25/2058(2)(4)	9,429,028	9,930,440
Series 2018-6, Class A1A,
3.750%, 03/25/2058(2)(4)	15,295,638	15,798,451
Series 2018-4, Class A1,
3.000%, 06/25/2058(2)(4)	32,982,245	34,286,337
Series 2019-4, Class A1,
2.900%, 10/25/2059(2)(4)	67,126,980	69,418,890
Series 2020-2, Class A1A,
1.636%, 04/25/2060(2)(4)	41,073,750	41,454,984
Series 2020-4, Class A1,
1.750%, 10/25/2060(2)	103,912,553	105,067,978
WaMu Mortgage Pass-Through
Certificates Trust:
Series 2004-CB3, Class 1A
6.000%, 10/25/2034	861,000	881,663
Series 2004-CB3, Class 2A
6.500%, 10/25/2034	2,204,756	2,295,662
Series 2005-3, Class 1CB3,
0.542%, 05/25/2035
(1 Month LIBOR USD + 0.450%)(3)(6)	4,015,209	3,373,255
Series 2005-6, Class 2A4
5.500%, 08/25/2035(6)	3,882,724	3,844,498
Series 2007-HY3, Class 4A1,
2.827%, 08/25/2036(4)	8,281,459	8,111,787
Series 2006-AR10, Class 1A1,
3.029%, 09/25/2036(4)	684,885	676,088

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Wells Fargo Mortgage Backed
Securities Trust:
Series 2006-AR14, Class 2A3,
2.781%, 10/25/2036(4)(6)	$1,177,145	$1,155,899
Series 2007-7, Class A49
6.000%, 06/25/2037(6)	1,793,587	1,714,173
Total Non-U.S. Government
Agency Issues
(Cost $926,142,813)		931,305,422	3.0%
Total Residential
Mortgage-Backed Securities
(Cost $4,647,580,956)		4,818,191,870	15.3%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2017-M4, Class A2,
2.563%, 12/25/2026(4)	28,407,208	30,455,566
Freddie Mac Multifamily Structured
Pass Through Certificates:
Series K029, Class A2,
3.320%, 02/25/2023(4)	38,632,000	40,306,809
Series K725, Class A2,
3.002%, 01/25/2024	15,000,000	15,861,571
Series K037, Class A2,
3.490%, 01/25/2024	66,950,000	71,480,493
Series K038, Class A2,
3.389%, 03/25/2024	48,968,000	52,386,152
Series K048, Class A2,
3.284%, 06/25/2025(4)	59,391,000	64,675,083
Series K050, Class A2,
3.334%, 08/25/2025(4)	84,717,000	92,478,136
Series K734, Class A2,
3.208%, 02/25/2026	45,125,000	49,286,342
Series K061, Class A2,
3.347%, 11/25/2026(4)	57,540,000	63,908,907
Series K062, Class A2,
3.413%, 12/25/2026	26,633,000	29,695,015
Series K063, Class A2,
3.430%, 01/25/2027(4)	5,315,000	5,929,565
Series K064, Class A2,
3.224%, 03/25/2027	4,910,250	5,436,335
Series K065, Class A2,
3.243%, 04/25/2027	29,870,000	33,136,479
Series K066, Class A2,
3.117%, 06/25/2027	10,706,171	11,814,737
Series K067, Class A2,
3.194%, 07/25/2027	9,015,000	10,002,122
Series K068, Class A2,
3.244%, 08/25/2027	3,705,000	4,124,201
Series K072, Class A2,
3.444%, 12/25/2027	12,000,000	13,522,816
Series K074, Class A2,
3.600%, 01/25/2028	36,495,000	41,584,976
Series K077, Class A2,
3.850%, 05/25/2028(4)	46,199,000	53,449,697
Series K079, Class A2,
3.926%, 06/25/2028	63,251,000	73,583,582
Series K080, Class A2,
3.926%, 07/25/2028(4)	56,820,000	66,218,482
Series K158, Class A3,
3.900%, 10/25/2033(4)	18,777,000	22,796,728
Total U.S. Government Agency Issues
(Cost $796,223,517)		852,133,794	2.7%
Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4,
3.625%, 05/17/2050	30,037,000	33,344,302
Series 2017-BNK8, Class A4,
3.488%, 11/17/2050	69,721,751	77,218,568
Series 2017-BNK9, Class A4,
3.538%, 11/17/2054	32,737,000	36,360,662
Series 2017-BNK5, Class A5,
3.390%, 06/17/2060	2,070,000	2,275,707
Series 2018-BN10, Class A5,
3.688%, 02/17/2061	6,400,000	7,161,926
Series 2021-BN33, Class A5,
2.556%, 05/16/2064	52,350,000	54,648,359
BBCMS Mortgage Trust,
Series 2018-C2, Class A5
4.314%, 12/15/2051	13,595,000	15,795,159
Benchmark Mortgage Trust:
Series 2020-B19, Class A5,
1.850%, 09/17/2053	40,850,000	40,350,086
Series 2020-B21, Class A5,
1.978%, 12/17/2053	46,400,000	46,160,720
Series 2021-B24, Class A5,
2.584%, 03/17/2054	29,000,000	30,324,215
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class A3,
3.753%, 03/12/2047	2,689,848	2,857,793
Series 2015-GC27, Class A5,
3.137%, 02/10/2048	50,189,111	53,525,101
Series 2015-GC29, Class A4,
3.192%, 04/10/2048	25,065,000	26,869,224
Series 2016-C2, Class A4,
2.832%, 08/12/2049	33,387,000	35,476,979
Series 2017-P8, Class A4,
3.465%, 09/16/2050	29,775,000	32,885,305
COMM Mortgage Trust:
Series 2012-CR1, Class A3,
3.391%, 05/17/2045	21,030,002	21,328,977
Series 2013-CR9, Class A3
4.022%, 07/12/2045	7,604,895	7,875,792
Series 2012-CR2, Class A4,
3.147%, 08/17/2045	35,388,000	36,061,306
Series 2013-CR6, Class A4,
3.101%, 03/10/2046	14,680,000	15,062,052
Series 2013-CR10, Class A4
4.210%, 08/10/2046(4)	11,500,000	12,273,844
Series 2014-CR18, Class A4,
3.550%, 07/17/2047	4,840,243	5,100,513
Series 2014-CR19, Class A5,
3.796%, 08/12/2047	33,800,000	36,584,475
Series 2014-CR20, Class ASB,
3.305%, 11/13/2047	19,781,438	20,607,414
Series 2015-LC19, Class A4,
3.183%, 02/10/2048	27,105,399	29,016,801
Series 2015-DC1, Class A5,
3.350%, 02/12/2048	23,390,000	25,070,532
DBJPM Mortgage Trust,
Series 2020-C9, Class A5,
1.926%, 08/15/2053	31,100,000	30,936,476
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class A3,
2.773%, 11/10/2045	40,256,858	41,126,165
Series 2013-GC13, Class A4,
3.871%, 07/12/2046(4)	14,700,000	15,349,474
Series 2014-GC20, Class AAB,
3.655%, 04/12/2047	12,330,778	12,850,893
The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
GS Mortgage Securities Trust: (cont.)
Series 2014-GC20, Class A5,
3.998%, 04/12/2047	$9,959,000	$10,700,932
J.P. Morgan Chase Commercial
Mortgage Securities Trust:
Series 2013-LC11, Class A5,
2.960%, 04/15/2046	31,025,000	32,163,676
Series 2013-LC11, Class A4,
2.694%, 04/17/2046	4,598,963	4,717,624
Series 2012-LC9, Class ASB,
2.437%, 12/17/2047	978,382	990,898
Series 2013-C10, Class ASB,
2.702%, 12/17/2047	6,843,699	6,955,212
JPMBB Commercial Mortgage
Securities Trust:
Series 2013-C15, Class A4
4.096%, 11/17/2045	6,092,828	6,447,524
Series 2013-C17, Class A3,
3.928%, 01/17/2047	8,140,962	8,442,772
Series 2014-C24, Class ASB,
3.368%, 11/18/2047	8,108,031	8,464,392
Series 2014-C25, Class A5,
3.672%, 11/18/2047	45,697,000	49,396,716
Series 2015-C30, Class A5,
3.822%, 07/15/2048	42,110,000	46,250,634
Series 2016-C4, Class A3,
3.141%, 12/17/2049	29,133,000	31,539,765
JPMCC Commercial Mortgage
Securities Trust:
Series 2017-JP5, Class A5,
3.723%, 03/17/2050	17,310,000	19,218,762
Series 2017-JP7, Class A5,
3.454%, 09/16/2050	27,356,184	30,196,516
Morgan Stanley Bank of America
Merrill Lynch Trust:
Series 2012-C5, Class A4,
3.176%, 08/17/2045	41,590,000	42,292,301
Series 2012-C6, Class A4,
2.858%, 11/15/2045	25,991,816	26,521,449
Series 2013-C10, Class A3
4.102%, 07/17/2046(4)	39,931,311	42,066,638
Series 2013-C12, Class A3,
3.973%, 10/17/2046	13,728,391	14,444,717
Series 2014-C16, Class A5,
3.892%, 06/17/2047	35,020,000	37,651,193
Series 2015-C25, Class ASB,
3.383%, 10/19/2048	25,387,491	26,643,997
Series 2016-C30, Class A5,
2.860%, 09/17/2049	9,062,000	9,622,065
Series 2016-C32, Class A4,
3.720%, 12/17/2049	14,175,000	15,766,485
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class ASB,
2.991%, 02/15/2048	11,107,413	11,543,274
Series 2016-C35, Class ASB,
2.788%, 07/17/2048	11,424,989	11,938,255
Series 2016-BNK1, Class A3,
2.652%, 08/17/2049	7,952,000	8,415,257
Series 2017-C40, Class A4,
3.581%, 10/17/2050	48,894,000	54,085,370
Series 2017-C42, Class A4,
3.589%, 12/16/2050	52,370,521	58,144,685
Series 2017-RC1, Class A4,
3.631%, 01/15/2060	11,875,000	13,132,889
Series 2018-C47, Class A4
4.442%, 09/16/2061	10,850,000	12,685,459
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5,
3.071%, 03/17/2045	14,173,111	14,581,645
Series 2012-C6, Class A4,
3.440%, 04/15/2045	8,337,317	8,358,041
Series 2013-C14, Class A4,
3.073%, 06/15/2046	32,085,062	32,766,760
Series 2013-C18, Class A4,
3.896%, 12/17/2046	19,965,984	21,240,059
Series 2014-C21, Class ASB,
3.393%, 08/16/2047	7,513,899	7,779,021
Series 2014-C24, Class A5,
3.607%, 11/18/2047	54,091,000	58,240,277
Series 2014-C23, Class ASB,
3.636%, 10/17/2057	6,974,347	7,306,678
Total Non-U.S. Government
Agency Issues
(Cost $1,556,066,026)		1,595,210,758	5.1%
Total Commercial
Mortgage-Backed Securities
(Cost $2,352,289,543)		2,447,344,552	7.8%
Asset Backed Securities
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3
6.150%, 06/15/2039	6,100,000	8,580,689
Conseco Financial Corp.:
Series 1998-3, Class A5
6.220%, 03/01/2030	6,346	6,356
Series 1998-4, Class A5
6.180%, 04/01/2030	10,845	10,954
Ford Credit Auto Owner Trust:
Series 2019-1, Class A,
3.520%, 07/15/2030(2)	18,675,000	20,061,003
Series 2018-1, Class A,
3.190%, 07/15/2031(2)	28,641,000	30,898,263
Nelnet Student Loan Trust,
Series 2021-A, Class APT1,
1.360%, 04/20/2062(2)	45,000,000	45,007,187
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3
6.450%, 12/15/2023	3,973	4,075
PFS Financing Corp.:
Series 2020-E, Class A,
1.000%, 10/15/2025(2)	25,251,000	25,497,056
Series 2021-A, Class A,
0.710%, 04/15/2026(2)	29,800,000	29,776,237
Series 2021-B, Class A,
0.770%, 08/17/2026(2)	44,400,000	44,160,009
SoFi Consumer Loan Program LLC,
Series 2017-5, Class A2,
2.780%, 09/25/2026(2)	1,361,964	1,364,477
Towd Point Mortgage Trust:
Series 2020-MH1, Class A1A,
2.184%, 02/25/2060(2)(4)	45,713,636	46,201,085
Series 2020-MH1, Class A1,
2.250%, 02/25/2060(2)(4)	33,200,844	33,598,428
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A,
2.560%, 11/25/2031(2)	62,085,050	65,465,891
Series 2020-1A, Class A,
1.350%, 05/25/2033(2)	65,158,000	66,240,516
Total Asset Backed Securities
(Cost $407,118,997)		416,872,226	1.3%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

			% of
	Shares	Value	Net Assets

Common Stocks
Industrials
Valaris Ltd.	20,876	$602,899
Weatherford International PLC	46,003	837,254
Total Common Stocks
(Cost $9,767,910)		1,440,153	0.0%
Total Long-Term Investments
(Cost $29,379,703,211)		30,761,860,318	97.5%
Short-Term Investment
Money Market Mutual Fund
First American Government
Obligations Fund, Class U, 0.03%(5)	886,862,014	886,862,014
Total Short-Term Investment
(Cost $886,862,014)		886,862,014	2.8%
Total Investments
(Cost $30,266,565,225)		31,648,722,332	100.3%
Liabilities in Excess of Other Assets		(85,234,507)	(0.3)%
TOTAL NET ASSETS		$31,563,487,825	100.0%
Notes to Schedule of Investments
CMT – Constant Maturity Treasury
LIBOR – London Inter-bank Offered Rate
SOFR – Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2021, the value of these securities totaled $6,049,158,098, which represented 19.17% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2021.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2021.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2021.
(8)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$6,476,928,187	$—	$6,476,928,187
Other Government Related Securities	—	87,090,052	—	87,090,052
Corporate Bonds	—	16,152,709,789	—	16,152,709,789
Municipal Bonds	—	361,283,489	—	361,283,489
Residential Mortgage-Backed Securities – U.S. Government Agency Issues	—	3,886,886,448	—	3,886,886,448
Residential Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	931,305,422	—	931,305,422
Commercial Mortgage-Backed Securities – U.S. Government Agency Issues	—	852,133,794	—	852,133,794
Commercial Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	1,595,210,758	—	1,595,210,758
Asset Backed Securities	—	416,872,226	—	416,872,226
Common Stocks	1,440,153	—	—	1,440,153
Total Long-Term Investments	1,440,153	30,760,420,165	—	30,761,860,318
Short-Term Investment
Money Market Mutual Fund	886,862,014	—	—	886,862,014
Total Short-Term Investment	886,862,014	—	—	886,862,014
Total Investments	$888,302,167	$30,760,420,165	$—	$31,648,722,332

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
June 30, 2021 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$1,790,886,581

	SEC 30-Day Yield(4)
	Institutional Class	0.58%
	Investor Class	0.33%

	Average Effective Duration	2.24 years

	Average Effective Maturity	2.56 years

	Annualized Expense Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio Turnover Rate	27%	(7)

	Number of Holdings	1,972

Sector Weightings(1)

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2021.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2021.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Short-Term Municipal Bond Fund
June 30, 2021 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Five	Since
For the Periods Ended June 30, 2021	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	0.70%	2.33%	3.02%	2.28%	2.42%
Investor Class Shares	0.58%	1.98%	2.77%	2.01%	2.14%
Bloomberg Barclays Short (1-5 Year) Municipal Index(2)	0.33%	1.37%	2.60%	1.77%	1.82%

(1)	For the period from August 31, 2015 (inception date) through June 30, 2021.
(2)
The Bloomberg Barclays Short (1-5 Year) Municipal Bond Index is an unmanaged, market value weighted index that measures the performance of investment-grade, tax-exempt, and fixed-rated municipal securities with time to maturity of more than one year and less than five years. Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.  The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.  This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state.  As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, business interruptions, growth concerns in the U.S. and overseas, and changed travel and social behaviors. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.500%, 08/15/2026	$35,000,000	$36,039,062
2.875%, 08/15/2028	13,700,000	15,236,434
Total U.S. Treasury Securities
(Cost $50,981,575)		51,275,496	2.9%
Municipal Bonds
Alabama
Alabama Community College System,
3.500%, 11/01/2023 (Insured by BAM)	1,050,000	1,121,831
Alabama Housing Finance Authority,
1.500%, 11/01/2022
(Mandatory Tender Date 05/01/2022)(1)	775,000	782,649
Alabama Incentives Financing Authority,
5.000%, 09/01/2023	650,000	716,208
Alabama Special Care Facilities
Financing Authority,
1.850%, 11/15/2046
(Mandatory Tender Date 11/01/2022)(1)	395,000	403,802
Birmingham Airport Authority:
5.000%, 07/01/2024 (Insured by BAM)	190,000	216,517
5.000%, 07/01/2025 (Insured by BAM)	500,000	590,120
5.000%, 07/01/2026 (Insured by BAM)	450,000	547,596
Birmingham-Jefferson Civic Center Authority:
5.000%, 05/01/2024	430,000	485,078
5.000%, 05/01/2026	500,000	602,723
Black Belt Energy Gas District,
0.967%, 12/01/2048 (1 Month LIBOR
USD + 0.900%) (Callable 09/01/2023)
(Mandatory Tender Date 12/01/2023)(2)	1,730,000	1,744,228
Chilton County Health Care Authority:
3.000%, 11/01/2021	560,000	564,430
5.000%, 11/01/2024	825,000	939,026
Choctaw County School,
2.000%, 03/01/2024 (Insured by BAM)	1,230,000	1,277,934
City of Hartselle AL:
2.000%, 06/01/2024 (Insured by BAM)	120,000	124,211
2.000%, 06/01/2025 (Insured by BAM)	225,000	234,357
2.000%, 06/01/2026 (Insured by BAM)	225,000	235,322
2.000%, 06/01/2027 (Insured by BAM)	1,110,000	1,162,795
City of Opelika AL,
3.000%, 10/01/2022	445,000	460,233
City of Phenix AL:
3.000%, 08/15/2021 (Insured by BAM)	385,000	386,096
3.000%, 08/15/2022 (Insured by BAM)	500,000	513,286
3.000%, 08/15/2023 (Insured by BAM)	100,000	104,892
2.000%, 04/01/2027	2,110,000	2,193,633
County of Jefferson AL,
0.000%, 10/01/2025 (Callable 10/01/2023)
(Insured by AGM)	750,000	688,353
County of Morgan AL:
3.000%, 04/01/2022	135,000	137,147
4.000%, 04/01/2023	210,000	223,191
4.000%, 04/01/2024	220,000	241,724
Douglas Water Authority,
3.000%, 07/01/2024 (Insured by AGM)	270,000	288,988
Eutaw Industrial Development Board,
0.020%, 06/01/2028 (Optional Put
Date 07/01/2021)(1)	800,000	800,000
Greenville Public Improvement
Cooperative District:
4.000%, 03/01/2022 (Insured by BAM)	25,000	25,622
4.000%, 03/01/2023 (Insured by BAM)	100,000	106,126
5.000%, 03/01/2024 (Insured by BAM)	140,000	157,147
Lauderdale County Agriculture
Center Authority:
2.000%, 07/01/2022	450,000	454,457
5.000%, 07/01/2024	495,000	559,161
5.000%, 07/01/2025 (Callable 07/01/2024)	490,000	551,987
5.000%, 07/01/2026 (Callable 07/01/2024)	545,000	611,804
5.000%, 07/01/2027 (Callable 07/01/2024)	570,000	637,069
5.000%, 07/01/2028 (Callable 07/01/2024)	600,000	667,438
Macon County Board of Education,
3.250%, 02/01/2026 (Callable 02/01/2023)	375,000	386,986
Mobile County Board of
School Commissioners,
5.000%, 03/01/2023	875,000	940,984
Morgan County Board of Education,
2.500%, 03/01/2025
(Pre-refunded to 03/01/2022)	1,165,000	1,182,923
Pickens County Water Authority:
3.000%, 01/01/2022 (Insured by BAM)	145,000	146,660
3.000%, 01/01/2023 (Insured by BAM)	155,000	160,091
3.000%, 01/01/2024 (Insured by BAM)	100,000	105,714
3.000%, 01/01/2025 (Insured by BAM)	160,000	171,790
Selma Industrial Development Board,
2.000%, 11/01/2033
(Mandatory Tender Date 10/01/2024)(1)	750,000	787,182
Southeast Alabama Gas Supply District:
0.670%, 04/01/2049 (SIFMA Municipal Swap
Index + 0.650%) (Callable 01/01/2024)
(Mandatory Tender Date 04/01/2024)(2)	2,000,000	2,010,947
0.967%, 04/01/2049 (1 Month LIBOR
USD + 0.900%) (Callable 01/01/2024)
(Mandatory Tender Date 04/01/2024)(2)	750,000	757,423
Tallassee Board of Education:
4.000%, 08/01/2027 (Insured by AGM)	360,000	424,378
4.000%, 08/01/2028 (Insured by AGM)	405,000	485,329
Town of Berry AL,
3.250%, 09/01/2028 (Callable 09/01/2026)
(Insured by AGM)	930,000	996,433
West Escambia Utilities, Inc.,
2.400%, 08/15/2025 (Callable 08/15/2022)
(Insured by BAM)	760,000	771,985
Wilsonville Industrial Development Board,
0.010%, 01/01/2024
(Optional Put Date 07/01/2021)(1)	7,000,000	7,000,000
Total Alabama
(Cost $37,431,137)		37,886,006	2.1%
Alaska
Alaska Housing Finance Corp.:
3.750%, 12/01/2042 (Callable 06/01/2028)	7,910,000	8,862,266
4.000%, 12/01/2048 (Callable 06/01/2027)	1,075,000	1,193,081
Alaska Industrial Development
& Export Authority:
5.000%, 10/01/2022	550,000	581,305
5.000%, 10/01/2023	600,000	660,062
Borough of Matanuska-Susitna AK,
5.250%, 09/01/2027 (Callable 09/01/2025)	5,590,000	6,552,852
University of Alaska:
5.000%, 10/01/2024	800,000	903,701
4.000%, 10/01/2025	330,000	368,813
4.000%, 10/01/2026 (Callable 10/01/2023)	1,400,000	1,487,658
5.000%, 10/01/2026	865,000	1,028,348
Total Alaska
(Cost $20,854,646)		21,638,086	1.2%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Arizona
Arizona Health Facilities Authority:
5.000%, 12/01/2025
(Callable 12/01/2024)	$1,450,000	$1,670,221
1.870%, 02/01/2048
(SIFMA Municipal Swap Index + 1.850%)
(Callable 08/05/2022)
(Mandatory Tender Date 02/01/2023)(2)	200,000	202,446
Arizona Industrial Development Authority:
3.375%, 07/01/2021(3)	110,000	110,000
4.000%, 07/01/2021
(Insured by SD CRED PROG)	165,000	165,000
2.500%, 05/01/2022 (Insured by AGM)(3)	2,344,046	2,352,484
4.000%, 05/01/2022	300,000	303,150
3.000%, 07/01/2022(3)	50,000	50,462
5.000%, 02/01/2023	1,000,000	1,071,416
4.000%, 08/01/2023(3)	705,000	733,438
5.000%, 05/01/2025	405,000	435,976
4.625%, 08/01/2028(3)	375,000	427,194
Arizona State University,
5.000%, 07/01/2032
(Pre-refunded to 07/01/2022)	885,000	926,934
Arizona Transportation Board,
5.000%, 07/01/2021	4,320,000	4,320,000
Chandler Industrial Development Authority,
2.400%, 12/01/2035
(Mandatory Tender Date 08/14/2023)(1)	265,000	276,154
City of Tucson AZ,
5.000%, 07/01/2026 (Insured by AGM)	500,000	598,888
Glendale Industrial Development Authority:
5.250%, 05/15/2022	550,000	573,822
4.000%, 05/15/2025 (Callable 05/15/2024)	320,000	349,084
4.000%, 05/15/2026 (Callable 05/15/2024)	185,000	201,210
Industrial Development Authority
of the County of Pima:
4.000%, 07/01/2021	245,000	245,000
4.000%, 07/01/2022	105,000	107,494
4.000%, 07/01/2023	265,000	279,930
4.000%, 09/01/2029 (Callable 03/01/2023)	700,000	736,988
Maricopa County Industrial
Development Authority:
2.625%, 07/01/2021	20,000	20,000
4.000%, 07/01/2024
(Insured by SD CRED PROG)	135,000	148,200
5.000%, 01/01/2048
(Mandatory Tender Date 10/18/2024)(1)	1,050,000	1,209,674
Salt Verde Financial Corp.,
5.250%, 12/01/2026	2,500,000	3,045,652
Santa Cruz County Jail District,
5.000%, 07/01/2029 (Callable 07/01/2027)
(Insured by AGM)	150,000	181,549
Total Arizona
(Cost $20,411,421)		20,742,366	1.2%
Arkansas
Arkansas Technical University:
3.000%, 05/01/2024	165,000	175,899
3.000%, 05/01/2025	220,000	238,170
4.000%, 06/01/2026 (Callable 06/01/2023)	200,000	212,407
Batesville Public Facilities Board:
5.000%, 06/01/2024	1,000,000	1,105,769
5.000%, 06/01/2025	1,385,000	1,572,210
5.000%, 06/01/2026	850,000	986,043
City of Bentonville AR,
1.050%, 11/01/2046
(Callable 11/01/2028)(6)	3,750,000	3,718,686
City of Conway AR,
4.000%, 12/01/2023 (Callable 06/01/2022)	35,000	36,194
City of Elkins AR:
1.500%, 09/01/2046 (Callable 09/01/2026)
(Insured by AGM)(6)	500,000	487,866
1.500%, 09/01/2046 (Callable 09/01/2026)
(Insured by AGM)(6)	550,000	536,652
City of Fayetteville AR:
1.750%, 11/01/2032 (Callable 11/01/2026)	2,500,000	2,524,891
3.050%, 01/01/2047 (Callable 01/01/2027)	555,000	571,295
City of Forrest City AR,
1.550%, 11/01/2044
(Callable 11/01/2029)(6)	1,000,000	981,324
City of Heber Springs AR:
3.000%, 11/01/2021 (Insured by BAM)	55,000	55,507
3.000%, 11/01/2022 (Insured by BAM)	50,000	51,851
3.000%, 11/01/2023 (Insured by BAM)	40,000	42,168
City of Hot Springs AR:
3.000%, 10/01/2023 (Insured by BAM)	510,000	537,823
3.000%, 10/01/2024 (Insured by BAM)	1,110,000	1,191,550
4.000%, 12/01/2027 (Callable 12/01/2023)
(Insured by BAM)	255,000	276,297
City of Little Rock AR:
3.000%, 10/01/2021	100,000	100,687
5.000%, 12/01/2022 (Insured by BAM)	150,000	160,125
City of Lonoke AR,
5.000%, 06/01/2023	160,000	174,000
City of Magnolia AR,
2.600%, 08/01/2036 (Callable 08/01/2024)
(Insured by BAM)	275,000	275,280
City of Marion AR,
2.900%, 09/01/2047 (Callable 09/01/2027)	165,000	167,045
City of Maumelle AR,
2.875%, 08/01/2038 (Callable 08/01/2025)	485,000	492,642
City of Mountain View AR,
1.375%, 11/01/2050 (Callable 11/01/2027)
(Insured by BAM)	885,000	888,597
City of North Little Rock AR:
5.000%, 11/01/2021	310,000	314,642
5.000%, 11/01/2024	305,000	348,673
5.000%, 11/01/2025	510,000	603,295
5.000%, 11/01/2026	535,000	653,655
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)
(Insured by BAM)	455,000	482,036
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)	1,290,000	1,346,939
City of Sherwood AR,
3.050%, 12/01/2043 (Callable 12/01/2026)	170,000	175,965
City of Springdale AR:
5.000%, 11/01/2025
(Pre-refunded to 11/01/2022)	150,000	159,479
3.000%, 04/01/2043 (Callable 04/01/2024)
(Insured by BAM)	495,000	508,462
Conway Health Facilities Board:
5.000%, 08/01/2021	450,000	451,620
5.000%, 08/01/2023	500,000	545,339
5.000%, 08/01/2024	410,000	463,532
County of Cross AR,
2.250%, 10/01/2030 (Callable 10/01/2024)	1,525,000	1,581,776

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Dumas Arkansas School District No. 6:
1.400%, 02/01/2022 (Insured by ST AID)	$235,000	$236,568
1.450%, 02/01/2023 (Callable 08/01/2022)
(Insured by ST AID)	245,000	248,005
1.500%, 02/01/2024 (Callable 08/01/2022)
(Insured by ST AID)	245,000	247,566
Jackson County Special School District,
1.500%, 02/01/2022 (Insured by ST AID)	175,000	176,269
Lonoke White Public Water Authority,
3.000%, 12/01/2022 (Insured by BAM)	100,000	103,136
National Park College District:
3.000%, 05/01/2022	115,000	117,264
3.000%, 05/01/2023	65,000	67,869
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2024 (Callable 09/01/2022)
(Insured by BAM)	375,000	390,324
Southern Arkansas University:
4.000%, 03/01/2023 (Insured by AGM)	465,000	491,727
4.000%, 03/01/2023 (Insured by AGM)	235,000	249,438
4.000%, 03/01/2024 (Insured by AGM)	245,000	268,176
4.000%, 03/01/2024 (Insured by AGM)	175,000	191,555
Van Buren School District No. 42:
2.000%, 04/01/2022 (Insured by ST AID)	250,000	253,435
2.000%, 04/01/2024 (Insured by ST AID)	130,000	135,703
Total Arkansas
(Cost $27,801,469)		28,373,426	1.6%
California
Allan Hancock Joint
Community College District,
0.000%, 08/01/2036
(Pre-refunded to 08/01/2022)	225,000	103,901
American Valley Community Services District,
1.500%, 11/01/2023
(Callable 11/01/2022)(3)	13,068,000	13,204,114
Bay Area Toll Authority,
0.920%, 04/01/2045 (SIFMA Municipal Swap
Index + 0.900%) (Callable 11/01/2022)
(Mandatory Tender Date 05/01/2023)(2)	225,000	226,668
Beaumont Unified School District,
0.000%, 08/01/2041 (Pre-refunded to
08/01/2026) (Insured by AGM)(7)	160,000	211,082
California Health Facilities
Financing Authority,
3.000%, 03/01/2041 (Callable 09/01/2023)
(Mandatory Tender Date 03/01/2024)(1)	3,910,000	4,108,363
California Infrastructure &
Economic Development Bank:
0.720%, 12/01/2050 (SIFMA Municipal Swap
Index + 0.700%) (Callable 06/01/2025)
(Mandatory Tender Date 06/01/2026)(2)	5,550,000	5,624,490
1.750%, 08/01/2055 (Callable 02/01/2026)
(Mandatory Tender Date 08/01/2026)(1)	1,050,000	1,095,162
California Municipal Finance Authority:
5.000%, 08/01/2021	400,000	401,113
5.000%, 08/01/2021	610,000	611,853
1.150%, 12/15/2021 (Callable 11/01/2021)
(Insured by ST AID)(3)	1,000,000	1,000,062
5.000%, 08/01/2022	400,000	414,419
5.000%, 08/01/2022	640,000	665,320
5.000%, 08/01/2023	670,000	718,995
California Public Finance Authority:
4.000%, 10/15/2021	215,000	217,042
4.000%, 10/15/2022	245,000	255,361
2.125%, 11/15/2027
(Callable 05/15/2023)(3)	3,145,000	3,186,906
California School Finance Authority:
5.000%, 08/01/2021 (ETM)(3)	50,000	50,193
5.000%, 08/01/2021(3)	450,000	451,639
California State University,
4.000%, 11/01/2049 (Callable 08/02/2021)
(Mandatory Tender Date 11/01/2021)(1)	175,000	175,547
California Statewide Communities
Development Authority:
3.500%, 11/01/2021 (Insured by CA MTG)	5,000	5,025
3.000%, 07/01/2026 (Callable 08/02/2021)
(Insured by CA MTG)	625,000	626,220
Campbell Union School District,
0.000%, 08/01/2035
(Callable 08/01/2026)(7)	775,000	949,168
Centinela Valley Union High School District,
0.000%, 08/01/2037 (Callable 08/01/2022)
(Insured by AGM)	370,000	154,184
Central School District,
0.000%, 08/01/2051 (Callable 08/01/2022)	400,000	68,254
City & County of San Francisco CA,
1.300%, 07/01/2023
(Mandatory Tender Date 01/01/2023)(1)	810,000	818,693
City of Redding CA,
0.220%, 07/01/2022
(ETM) (Insured by NATL)(1)(5)	65,000	65,000
Commerce Community Development
Commission Successor Agency,
0.000%, 08/01/2021 (ETM)	50,000	49,988
Corona-Norco Unified School District,
0.000%, 08/01/2024(7)	30,000	34,207
Department of Veterans Affairs Veteran’s
Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)	2,205,000	2,437,915
Emery Unified School District,
0.000%, 08/01/2041
(Pre-refunded to 08/01/2023)	505,000	192,490
Fresno Unified School District:
0.000%, 08/01/2027 (Callable 08/02/2021)	200,000	136,552
0.000%, 08/01/2028 (Callable 08/02/2021)	225,000	143,187
0.000%, 08/01/2030 (Callable 08/02/2021)	65,000	35,759
0.000%, 08/01/2032 (Callable 08/01/2023)
(Insured by BAM)	100,000	56,442
0.000%, 08/01/2033 (Callable 08/02/2021)	310,000	136,701
0.000%, 08/01/2033 (Callable 08/01/2023)
(Insured by BAM)	645,000	339,647
0.000%, 08/01/2034 (Callable 08/02/2021)	100,000	41,034
0.000%, 08/01/2034 (Callable 08/01/2023)
(Insured by BAM)	400,000	196,666
0.000%, 08/01/2035 (Callable 08/01/2023)
(Insured by BAM)	150,000	68,792
0.000%, 08/01/2036 (Callable 08/01/2023)
(Insured by BAM)	1,065,000	455,728
0.000%, 08/01/2039 (Callable 08/01/2023)
(Insured by BAM)	650,000	225,241
0.000%, 08/01/2040 (Callable 08/01/2023)
(Insured by BAM)	805,000	259,926
0.000%, 08/01/2041 (Callable 08/02/2021)	1,485,000	375,034
0.000%, 08/01/2041 (Callable 08/02/2021)	1,075,000	271,489
0.000%, 08/01/2041 (Callable 08/01/2023)
(Insured by BAM)	1,000,000	300,169
0.000%, 08/01/2044 (Callable 08/01/2023)	1,140,000	271,988
Glendale Unified School District:
0.000%, 09/01/2030 (Callable 09/01/2021)	350,000	196,895
0.000%, 09/01/2041 (Callable 09/01/2021)	500,000	126,232

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Healdsburg Unified School District,
0.000%, 08/01/2032
(Callable 08/01/2022)	$90,000	$54,108
Indio Finance Authority,
3.550%, 09/02/2029
(Callable 03/02/2024)(3)	6,711,000	7,049,944
Kern Community College District,
0.000%, 08/01/2023	2,000,000	1,983,558
Lemoore Union High School District,
0.000%, 01/01/2022 (Insured by AMBAC)	30,000	29,902
Mendocino-Lake Community
College District,
0.000%, 08/01/2035 (Pre-refunded to
08/01/2021) (Insured by AGM)	65,000	23,751
Merced Union High School District,
0.000%, 08/01/2046
(Pre-refunded to 08/01/2021)	100,000	16,774
Mizuho Floater/Residual Trust:
0.270%, 03/01/2036 (Callable 08/02/2021)
(Optional Put Date 08/04/2021)(1)(3)	1,000,000	1,000,000
0.270%, 12/01/2036 (Callable 08/02/2021)
(Optional Put Date 08/04/2021)(1)(3)	9,000,000	9,000,000
0.270%, 05/01/2049
(Optional Put Date 08/04/2021)(1)(3)	12,100,000	12,100,000
Morongo Unified School District,
0.000%, 08/01/2039
(Pre-refunded to 08/01/2022)	170,000	60,814
Oakland California University School District,
5.000%, 08/01/2029 (Callable 08/01/2026)	265,000	321,076
Oro Grande Elementary School District:
4.000%, 09/15/2021	1,595,000	1,603,533
4.000%, 09/15/2022	1,975,000	2,035,100
Piedmont Unified School District:
0.000%, 08/01/2029 (Callable 08/01/2023)	200,000	141,423
0.000%, 08/01/2036 (Callable 08/01/2023)	975,000	440,056
0.000%, 08/01/2037 (Callable 08/01/2023)	400,000	168,991
0.000%, 08/01/2038 (Callable 08/01/2023)	250,000	98,931
0.000%, 08/01/2039 (Callable 08/01/2023)	420,000	155,588
Pittsburg Unified School District
Financing Authority,
0.000%, 09/01/2035 (Pre-refunded to
09/01/2021) (Insured by AGM)	200,000	70,087
Ripon Unified School District:
0.000%, 08/01/2025 (Callable 08/01/2023)
(Insured by BAM)	60,000	54,244
0.000%, 08/01/2026 (Callable 08/01/2023)
(Insured by BAM)	35,000	30,044
0.000%, 08/01/2035 (Callable 08/01/2023)
(Insured by BAM)	585,000	302,266
Rosemead School District:
0.000%, 08/01/2032 (Callable 08/01/2023)
(Insured by AGM)	495,000	285,778
0.000%, 08/01/2033 (Callable 08/01/2023)
(Insured by AGM)	700,000	376,085
0.000%, 08/01/2035 (Callable 08/01/2023)
(Insured by AGM)	735,000	340,402
Roseville Natural Gas Financing Authority,
5.000%, 02/15/2023	330,000	355,070
Sacramento City Unified School District:
5.000%, 07/01/2022	100,000	104,656
5.000%, 07/01/2025 (Callable 07/01/2022)	170,000	177,468
5.000%, 07/01/2025 (Callable 07/01/2024)	725,000	811,893
0.000%, 07/01/2026 (Insured by AGM)	300,000	283,865
San Joaquin Hills Transportation
Corridor Agency,
0.000%, 01/15/2025 (Insured by NATL)	240,000	231,915
San Mateo Union High School District:
0.000%, 09/01/2033 (Callable 09/01/2021)	100,000	44,908
5.000%, 12/15/2043 (Pre-refunded to
12/15/2024) (Insured by AMBAC)(7)	480,000	555,817
San Ysidro School District,
0.000%, 08/01/2042 (Pre-refunded to
08/01/2021) (Insured by AGM)	300,000	62,981
Sutter Union High School District,
0.000%, 06/01/2050
(Pre-refunded to 08/01/2025)	300,000	48,038
Tender Option Bond Trust:
0.220%, 07/01/2022
(Optional Put Date 07/07/2021)(1)(3)	1,558,000	1,558,000
0.220%, 12/15/2038(1)(3)	4,815,000	4,815,000
Twin Rivers Unified School District:
0.000%, 08/01/2035 (Pre-refunded to
02/01/2024) (Insured by BAM)	275,000	133,131
0.000%, 08/01/2036 (Pre-refunded to
02/01/2024) (Insured by BAM)	85,000	38,441
University of California,
5.000%, 05/15/2025	1,000,000	1,140,329
Vallejo City Unified School District,
5.900%, 08/01/2025 (Insured by NATL)	500,000	549,662
Victor Valley Union High School District,
0.000%, 08/01/2044
(Pre-refunded to 08/01/2023)	1,000,000	302,429
Western Placer Unified School District:
2.000%, 06/01/2025 (Callable 06/01/2023)	1,625,000	1,673,707
2.000%, 06/01/2025 (Callable 06/01/2023)	3,300,000	3,390,602
Westminster School District:
0.000%, 08/01/2036 (Callable 08/01/2023)
(Insured by BAM)	315,000	136,847
0.000%, 08/01/2038 (Callable 08/01/2023)
(Insured by BAM)	600,000	226,972
0.000%, 08/01/2048 (Callable 08/01/2023)
(Insured by BAM)	2,275,000	403,411
0.000%, 08/01/2053 (Callable 08/01/2023)
(Insured by BAM)	480,000	57,773
Total California
(Cost $95,796,753)		96,606,226	5.4%
Colorado
Bromley Park Metropolitan District No. 2:
5.000%, 12/01/2024 (Insured by BAM)	300,000	342,818
5.000%, 12/01/2025 (Insured by BAM)	315,000	370,419
City & County of Denver CO,
5.000%, 11/15/2031
(Mandatory Tender Date 11/15/2022)(1)	3,275,000	3,484,998
Colorado Educational & Cultural
Facilities Authority:
4.000%, 11/01/2021	50,000	50,599
4.000%, 12/01/2021	100,000	101,500
5.000%, 12/01/2021	80,000	81,531
4.000%, 03/01/2022	45,000	46,082
5.000%, 12/01/2022	200,000	212,999
4.000%, 04/01/2023	65,000	67,935
5.000%, 10/01/2023	1,360,000	1,497,108
5.250%, 03/01/2025 (Insured by NATL)	1,950,000	2,219,553
4.000%, 12/15/2025	790,000	830,286
5.000%, 06/15/2027 (Callable 06/15/2026)	635,000	760,489
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Colorado Health Facilities Authority:
0.000%, 07/15/2022 (ETM)	$3,000,000	$2,991,625
5.000%, 10/01/2023	300,000	329,818
5.000%, 12/01/2023
(Pre-refunded to 12/01/2022)	1,000,000	1,067,883
5.000%, 05/15/2025
(Pre-refunded to 05/15/2023)	320,000	347,198
5.000%, 10/01/2025	350,000	411,196
5.000%, 12/01/2025
(Pre-refunded to 12/01/2022)	1,600,000	1,708,613
5.000%, 10/01/2026	400,000	482,991
4.000%, 12/01/2026
(Pre-refunded to 06/01/2022)	1,535,000	1,589,238
5.000%, 12/01/2027
(Pre-refunded to 12/01/2022)	300,000	320,365
5.000%, 12/01/2030 (Callable 06/01/2025)	1,000,000	1,134,604
5.000%, 11/15/2036
(Mandatory Tender Date 11/15/2023)(1)	195,000	217,035
2.800%, 05/15/2042 (Callable 11/15/2022)
(Mandatory Tender Date 05/15/2023)(1)	2,165,000	2,234,855
5.625%, 06/01/2043
(Pre-refunded to 06/01/2023)	1,080,000	1,190,984
5.000%, 11/15/2048
(Mandatory Tender Date 11/20/2025)(1)	190,000	226,751
5.000%, 08/01/2049 (Callable 02/01/2025)
(Mandatory Tender Date 08/01/2025)(1)	5,525,000	6,418,077
Colorado Housing & Finance Authority:
1.450%, 04/01/2022	60,000	60,483
4.000%, 05/01/2048 (Callable 11/01/2026)
(Insured by GNMA)	335,000	364,411
4.250%, 11/01/2049 (Callable 11/01/2028)
(Insured by GNMA)	875,000	979,327
1.650%, 10/01/2057
(Mandatory Tender Date 04/01/2023)(1)	2,415,000	2,463,719
County of Moffat CO,
2.000%, 03/01/2036
(Mandatory Tender Date 10/03/2022)(1)	555,000	565,947
Crystal Valley Metropolitan District No. 2,
5.000%, 12/01/2027 (Insured by AGM)	275,000	343,093
Denver City & County Housing Authority:
0.650%, 02/01/2025	245,000	243,908
0.700%, 08/01/2025	245,000	243,187
0.750%, 02/01/2026	245,000	242,569
Denver Health & Hospital Authority,
4.000%, 12/01/2027 (Callable 12/01/2023)	225,000	241,203
E-470 Public Highway Authority:
0.000%, 09/01/2022 (Insured by NATL)	30,000	29,872
0.383%, 09/01/2039 (SOFR + 0.350%)
(Callable 06/01/2024)
(Mandatory Tender Date 09/01/2024)(2)	1,525,000	1,526,245
High Plains Metropolitan District:
4.000%, 12/01/2022 (Insured by NATL)	420,000	440,587
4.000%, 12/01/2024 (Insured by NATL)	225,000	249,948
Lincoln Park Metropolitan District,
4.000%, 12/01/2023 (Insured by AGM)	150,000	162,732
Pueblo Urban Renewal Authority,
0.000%, 12/01/2025(3)	650,000	564,276
Regional Transportation District,
5.000%, 06/01/2033 (Callable 06/01/2023)	215,000	231,964
Southlands Metropolitan District No. 1:
3.000%, 12/01/2022	78,000	79,389
3.000%, 12/01/2022	95,000	96,686
Tallyns Reach Metropolitan District No. 3,
5.000%, 12/01/2023 (Insured by BAM)	30,000	33,189
Vauxmont Metropolitan District:
5.000%, 12/15/2025 (Callable 12/15/2024)
(Insured by AGM)	125,000	146,796
5.000%, 12/15/2026 (Callable 12/15/2024)
(Insured by AGM)	135,000	158,465
5.000%, 12/15/2027 (Callable 12/15/2024)
(Insured by AGM)	160,000	187,404
Vista Ridge Metropolitan District,
4.500%, 12/01/2024 (Insured by BAM)	200,000	226,268
Total Colorado
(Cost $39,449,667)		40,619,218	2.3%
Connecticut
City of Bridgeport CT:
5.000%, 02/01/2022 (Insured by BAM)	250,000	256,737
5.000%, 02/01/2024 (Insured by BAM)	475,000	530,171
City of Hartford CT,
5.000%, 04/01/2022 (Insured by AGM)	1,000,000	1,036,134
City of New Haven CT,
5.000%, 08/15/2022 (ETM)
(Insured by AGM)	520,000	547,955
Connecticut Housing Finance Authority:
4.000%, 11/15/2044 (Callable 11/15/2023)	75,000	78,254
4.000%, 11/15/2045 (Callable 11/15/2027)	165,000	181,894
4.000%, 05/15/2049 (Callable 11/15/2028)	1,440,000	1,629,550
2.600%, 11/15/2058 (Callable 08/02/2021)
(Mandatory Tender Date 11/15/2021)(1)	105,000	105,197
1.625%, 11/15/2059 (Callable 08/02/2021)
(Mandatory Tender Date 11/15/2022)(1)	2,330,000	2,332,418
Connecticut Municipal Electric
Energy Cooperative,
5.000%, 01/01/2030 (Callable 01/01/2022)	530,000	542,047
Connecticut State Health & Educational
Facilities Authority:
4.000%, 11/01/2021	100,000	101,235
5.000%, 07/01/2022	1,300,000	1,358,529
5.000%, 07/01/2023	805,000	876,918
5.000%, 07/01/2024	950,000	1,074,048
2.750%, 01/01/2026
(Callable 07/01/2022)(3)	450,000	455,592
5.000%, 11/01/2026
(Pre-refunded to 11/01/2022)	445,000	473,429
5.000%, 07/01/2028 (Callable 07/01/2024)	630,000	706,856
Connecticut State Higher Education
Supplement Loan Authority:
5.000%, 11/15/2022	500,000	531,847
5.000%, 11/15/2023	400,000	442,384
5.000%, 11/15/2023	850,000	940,065
5.000%, 11/15/2024	450,000	514,289
5.000%, 11/15/2024	225,000	257,145
Southeastern Connecticut Water Authority,
4.000%, 09/01/2022 (Callable 08/02/2021)
(Insured by ST AID)	175,000	175,547
State of Connecticut:
0.970%, 03/01/2024 (SIFMA Municipal
Swap Index + 0.950%)(2)	200,000	202,746
5.000%, 10/01/2026	1,040,000	1,277,933
5.000%, 10/01/2027 (Callable 10/01/2023)	1,005,000	1,107,273
Town of Hamden CT:
4.000%, 08/15/2021
(ETM) (Insured by BAM)	415,000	416,907
5.000%, 08/01/2022 (Insured by BAM)	285,000	299,399
5.000%, 08/01/2023 (Insured by BAM)	150,000	164,225
Town of Plainfield CT,
3.375%, 07/15/2026 (Callable 07/15/2024)	275,000	297,544

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Town of Plymouth CT,
3.000%, 10/15/2027 (Callable 10/15/2024)
(Insured by BAM)	$300,000	$320,361
University of Connecticut,
5.000%, 11/15/2026 (Callable 11/15/2022)	760,000	805,920
Total Connecticut
(Cost $19,477,184)		20,040,549	1.1%
Delaware
Delaware Municipal Electric Corp.:
5.000%, 10/01/2024 (Insured by BAM)	230,000	264,362
5.000%, 10/01/2025 (Insured by BAM)	140,000	166,416
Delaware State Economic
Development Authority:
5.000%, 10/01/2028 (Callable 10/01/2024)
(Insured by AGM)	1,000,000	1,115,505
5.000%, 10/01/2029 (Callable 10/01/2022)	1,000,000	1,041,094
Delaware State Housing Authority,
2.600%, 07/01/2043 (Callable 06/01/2023)
(Insured by GNMA)	128,013	133,592
Total Delaware
(Cost $2,696,170)		2,720,969	0.1%
District of Columbia
District of Columbia:
5.000%, 07/01/2025	500,000	577,208
5.000%, 12/01/2026 (Callable 12/01/2022)	310,000	330,788
4.000%, 12/01/2028 (Callable 12/01/2022)	330,000	345,911
3.000%, 06/01/2030	1,205,000	1,246,277
District of Columbia Housing Finance Agency:
1.250%, 03/01/2023 (Mandatory Tender
Date 03/01/2022) (Insured by FNMA)(1)	1,700,000	1,710,486
3.500%, 06/15/2023	195,000	201,226
2.550%, 09/01/2023 (Mandatory Tender
Date 03/01/2022) (Insured by FHA)(1)	1,200,000	1,217,738
1.750%, 09/01/2025 (Mandatory Tender
Date 09/01/2023) (Insured by FHA)(1)	2,260,000	2,318,479
1.450%, 02/01/2039 (Mandatory Tender
Date 08/01/2022)(1)	180,000	182,207
Total District of Columbia
(Cost $8,004,386)		8,130,320	0.5%
Florida
Capital Trust Agency, Inc.:
4.000%, 12/15/2024	250,000	265,010
4.000%, 11/01/2025
(Pre-refunded to 11/01/2022)	245,000	254,984
4.250%, 12/01/2042
(Pre-refunded to 12/01/2022)	65,000	71,766
City of Auburndale FL,
5.250%, 12/01/2023	1,010,000	1,128,851
City of Boynton Beach FL,
4.500%, 11/01/2022 (Callable 11/01/2021)
(Insured by AGM)	130,000	131,810
City of Jacksonville FL:
5.000%, 11/01/2022	100,000	106,260
5.000%, 10/01/2029 (Callable 10/01/2026)	1,175,000	1,435,644
City of Lakeland FL,
5.000%, 11/15/2028 (Callable 11/15/2026)	100,000	120,591
City of Melbourne FL,
0.000%, 10/01/2023 (Insured by NATL)	100,000	98,832
City of Orlando FL,
5.000%, 11/01/2025 (Insured by AGM)	1,000,000	1,193,793
City of Port St. Lucie FL:
5.000%, 09/01/2021	55,000	55,426
5.250%, 09/01/2022 (Insured by NATL)	100,000	105,776
City of Tallahassee FL:
5.000%, 12/01/2022	475,000	506,083
5.000%, 12/01/2024	200,000	230,228
5.000%, 12/01/2025	500,000	594,653
County of Brevard FL,
5.000%, 07/01/2031 (Callable 07/01/2027)	540,000	665,664
County of Broward FL:
5.000%, 09/01/2025 (Callable 09/01/2023)	1,540,000	1,695,127
5.000%, 09/01/2026 (Callable 09/01/2023)	1,045,000	1,148,493
5.000%, 09/01/2027 (Callable 09/01/2023)	1,525,000	1,676,173
County of Escambia FL,
0.030%, 07/01/2022
(Optional Put Date 07/01/2021)(1)	1,000,000	1,000,000
County of Miami-Dade FL:
0.000%, 10/01/2023
(ETM) (Insured by NATL)	200,000	198,212
5.000%, 10/01/2027 (Callable 10/01/2025)	500,000	592,719
0.000%, 10/01/2028
(ETM) (Insured by NATL)	40,000	36,943
County of Okeechobee FL,
1.550%, 07/01/2039
(Mandatory Tender Date 07/01/2021)(1)	475,000	475,000
County of St. Lucie FL,
0.030%, 09/01/2028
(Optional Put Date 07/01/2021)(1)	8,000,000	8,000,000
Florida Department of
Environmental Protection,
5.000%, 07/01/2025	525,000	619,626
Florida Development Finance Corp.:
5.000%, 04/01/2022	155,000	160,362
5.000%, 04/01/2023	275,000	297,058
4.000%, 06/15/2024(3)	860,000	930,337
2.625%, 12/15/2024(3)	310,000	317,424
5.000%, 04/01/2025	200,000	230,977
5.250%, 02/01/2026 (Callable 08/01/2023)	100,000	106,395
5.000%, 06/15/2026(3)	370,000	432,849
5.000%, 06/15/2027(3)	390,000	465,733
Florida Gulf Coast University Financing Corp.:
5.000%, 02/01/2023	240,000	257,407
5.000%, 02/01/2024	250,000	278,353
5.000%, 02/01/2027	270,000	330,005
Florida Higher Educational Facilities
Financial Authority,
5.000%, 04/01/2028 (Callable 04/01/2026)	485,000	572,413
Florida Housing Finance Corp.:
3.700%, 07/01/2021 (Insured by GNMA)	455,000	455,000
1.450%, 03/01/2023
(Mandatory Tender Date 03/01/2022)(1)	100,000	100,756
4.350%, 01/01/2046 (Callable 01/01/2024)	85,000	87,356
4.000%, 07/01/2047 (Callable 07/01/2025)
(Insured by GNMA)	80,000	85,224
4.000%, 07/01/2049 (Callable 07/01/2027)
(Insured by GNMA)	185,000	201,822
Florida Municipal Loan Council:
0.000%, 04/01/2022 (Insured by NATL)	295,000	292,550
4.000%, 12/01/2022 (Insured by AGM)	155,000	162,891
0.000%, 04/01/2023 (Insured by NATL)	265,000	259,388
5.000%, 12/01/2023 (Insured by AGM)	160,000	177,253
5.000%, 12/01/2024 (Insured by AGM)	85,000	97,629
Florida Municipal Power Agency,
5.000%, 10/01/2025 (Callable 10/01/2021)	585,000	591,959
Herons Glen Recreation District,
2.500%, 05/01/2027 (Insured by BAM)	250,000	265,550

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Highlands County Health
Facilities Authority,
0.020%, 11/15/2035 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	$9,800,000	$9,800,000
Hillsborough County Industrial
Development Authority,
3.500%, 10/01/2028 (Callable 10/01/2023)	355,000	373,113
Hollywood Beach Community
Development District I,
5.000%, 10/01/2027	545,000	676,159
Hollywood Community
Redevelopment Agency:
5.000%, 03/01/2023	665,000	714,223
5.000%, 03/01/2024	800,000	892,771
Jacksonville Electric Authority:
5.000%, 10/01/2023	150,000	165,836
5.000%, 10/01/2023	210,000	232,170
5.000%, 10/01/2026 (Callable 08/02/2021)	245,000	245,950
0.040%, 10/01/2036 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	2,000,000	2,000,000
Lee County School Board,
5.000%, 08/01/2023	190,000	208,394
Miami Beach Health Facilities Authority,
4.000%, 11/15/2025
(Pre-refunded to 11/15/2022)	735,000	773,280
Miami Health Facilities Authority,
5.000%, 07/01/2021	310,000	310,000
Miami-Dade County Educational
Facilities Authority:
5.000%, 04/01/2022	150,000	155,028
5.000%, 04/01/2023	150,000	161,620
Miami-Dade County Industrial
Development Authority:
5.000%, 01/15/2022	385,000	391,647
0.030%, 05/01/2046(1)	14,000,000	14,000,000
Orange County Convention Center,
5.000%, 10/01/2028 (Callable 10/01/2025)	50,000	58,702
Orange County Health Facilities Authority:
3.500%, 08/01/2021	575,000	576,372
6.250%, 10/01/2021
(ETM) (Insured by NATL)	40,000	40,601
4.000%, 08/01/2024	25,000	27,495
5.000%, 08/01/2028 (Callable 08/01/2024)	2,000,000	2,227,071
Orange County Housing Finance Authority:
4.000%, 09/01/2040 (Callable 09/01/2024)
(Insured by GNMA)	250,000	260,611
4.250%, 09/01/2049 (Callable 09/01/2027)
(Insured by GNMA)	180,000	200,369
Osceola County Expressway Authority,
0.000%, 10/01/2024 (ETM)	265,000	258,971
Palm Beach County Health Facilities Authority:
5.000%, 08/15/2021	400,000	402,282
5.000%, 11/15/2022	220,000	233,399
5.000%, 12/01/2031
(Pre-refunded to 12/01/2024)	1,250,000	1,445,228
Pasco County School Board,
0.770%, 08/01/2032 (SIFMA Municipal Swap
Index + 0.750%) (Callable 08/04/2021)
(Mandatory Tender Date 08/02/2023)(2)	3,675,000	3,676,776
Pinellas County Housing Authority,
1.000%, 11/01/2027	3,325,000	3,340,079
Pinellas County Housing Finance Authority,
1.250%, 08/01/2022
(Mandatory Tender Date 08/01/2021)(1)	1,015,000	1,015,809
Reedy Creek Improvement District,
5.000%, 10/01/2024
(Callable 10/01/2023)	145,000	160,066
Sarasota County Public Hospital District,
5.250%, 07/01/2024 (Insured by NATL)	130,000	145,020
School Board of Miami-Dade County,
5.000%, 05/01/2031
(Mandatory Tender Date 05/01/2024)(1)	805,000	906,896
St. Johns River Power Park,
5.000%, 10/01/2024 (Callable 08/02/2021)	105,000	105,406
St. Lucie County School Board,
5.000%, 07/01/2027 (Callable 07/01/2023)	1,150,000	1,252,017
UCF Convocation Corp.:
5.000%, 10/01/2028 (Callable 10/01/2025)	630,000	745,660
5.000%, 10/01/2030 (Callable 10/01/2025)	935,000	1,106,654
University of North Florida Financing Corp.,
5.000%, 11/01/2023 (Insured by AGM)	485,000	531,440
Volusia County Educational
Facility Authority:
5.000%, 10/15/2029 (Callable 04/15/2025)	1,035,000	1,197,640
5.000%, 10/15/2033 (Callable 04/15/2025)	450,000	519,948
Volusia County School Board,
5.000%, 08/01/2031 (Callable 08/01/2024)	1,675,000	1,900,293
Total Florida
(Cost $82,193,764)		82,999,351	4.6%
Georgia
Athens Housing Authority:
5.000%, 06/15/2022	280,000	291,935
5.000%, 06/15/2027	1,570,000	1,948,434
5.000%, 06/15/2028 (Callable 06/15/2027)	1,755,000	2,163,376
Atlanta Development Authority,
5.000%, 07/01/2024	140,000	158,684
Barnesville-Lamar County Industrial
Development Authority,
5.000%, 06/01/2028	250,000	317,349
Bartow County Development Authority,
2.750%, 12/01/2032
(Mandatory Tender Date 03/15/2023)(1)	2,100,000	2,184,124
Burke County Development Authority:
2.250%, 10/01/2032
(Mandatory Tender Date 05/25/2023)(1)	170,000	175,791
1.500%, 01/01/2040
(Mandatory Tender Date 02/03/2025)(1)	6,500,000	6,654,118
1.700%, 12/01/2049
(Mandatory Tender Date 08/22/2024)(1)	1,680,000	1,737,664
0.020%, 11/01/2052
(Optional Put Date 07/01/2021)(1)	7,100,000	7,100,000
City of Atlanta GA:
5.000%, 01/01/2023 (Callable 08/02/2021)	450,000	451,754
5.000%, 01/01/2024 (Callable 08/02/2021)	515,000	517,015
4.000%, 07/01/2026 (Callable 07/01/2023)	100,000	105,633
City of Thomson GA:
3.000%, 07/01/2022	535,000	547,426
3.000%, 07/01/2023 (Callable 07/01/2022)	550,000	563,333
Clayton County Development Authority:
5.000%, 07/01/2024	200,000	227,333
5.000%, 07/01/2025	210,000	246,845
5.000%, 07/01/2027	200,000	248,496
Cobb-Marietta Coliseum &
Exhibit Hall Authority,
5.500%, 10/01/2026 (Insured by NATL)	880,000	994,355
Colquitt County Development Authority,
0.000%, 12/01/2021 (ETM)	525,000	524,674

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Development Authority for Fulton County:
5.000%, 10/01/2025	$975,000	$1,134,375
5.000%, 10/01/2026	1,415,000	1,689,355
5.000%, 10/01/2027	1,015,000	1,240,003
Development Authority of Appling County:
0.030%, 09/01/2029
(Optional Put Date 07/01/2021)(1)	5,600,000	5,600,000
1.500%, 01/01/2038
(Mandatory Tender Date 02/03/2025)(1)	900,000	921,340
Development Authority of Bulloch County:
5.000%, 07/01/2023	260,000	284,595
5.000%, 07/01/2024	200,000	227,333
5.000%, 07/01/2025	315,000	370,268
5.000%, 07/01/2026	330,000	399,757
Development Authority of Cobb County:
5.000%, 07/15/2024 (ETM)	445,000	507,728
5.000%, 07/15/2024	1,455,000	1,653,813
Development Authority of Monroe County,
0.030%, 11/01/2048
(Optional Put Date 07/01/2021)(1)	6,450,000	6,450,000
Fayette County Hospital Authority,
5.000%, 07/01/2054 (Callable 01/01/2024)
(Mandatory Tender Date 07/01/2024)(1)	1,755,000	1,952,685
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	675,000	829,005
George L Smith II Congress Center Authority,
3.625%, 01/01/2031(3)	1,750,000	1,971,565
Georgia Higher Education Facilities Authority,
5.000%, 06/15/2027	1,815,000	2,252,489
Macon-Bibb County Housing Authority:
1.625%, 10/01/2024 (Callable 04/01/2022)
(Mandatory Tender Date 10/01/2022)(1)	2,500,000	2,497,392
1.400%, 11/01/2024 (Callable 07/01/2022)
(Mandatory Tender Date 11/01/2022)(1)	1,250,000	1,249,953
Main Street Natural Gas, Inc.:
5.000%, 03/15/2022	195,000	201,359
5.000%, 09/01/2026 (Callable 06/01/2026)	500,000	604,924
0.817%, 04/01/2048 (1 Month LIBOR
USD + 0.750%) (Callable 06/01/2023)
(Mandatory Tender Date 09/01/2023)(2)	5,465,000	5,492,227
0.897%, 08/01/2048 (1 Month LIBOR
USD + 0.830%) (Callable 09/01/2023)
(Mandatory Tender Date 12/01/2023)(2)	6,700,000	6,751,806
Monroe County Public Facilities Authority:
5.000%, 06/01/2024	180,000	203,405
5.000%, 06/01/2025	200,000	233,856
Municipal Electric Authority of Georgia,
5.000%, 01/01/2028 (Callable 07/01/2026)	1,500,000	1,801,176
Pelham School District:
5.000%, 09/01/2021 (Insured by ST AID)	100,000	100,757
5.000%, 09/01/2022 (Insured by ST AID)	125,000	131,706
5.000%, 09/01/2023 (Insured by ST AID)	290,000	318,279
5.000%, 09/01/2024 (Insured by ST AID)	210,000	239,003
Private Colleges & Universities Authority:
3.750%, 10/01/2021	80,000	80,695
5.000%, 10/01/2021	1,325,000	1,340,611
5.000%, 10/01/2021	75,000	75,884
5.000%, 06/01/2024	275,000	307,949
0.440%, 10/01/2039 (SIFMA Municipal Swap
Index + 0.420%) (Callable 02/16/2022)
(Mandatory Tender Date 08/16/2022)(2)	2,200,000	2,200,834
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	425,000	424,736
0.000%, 12/01/2021 (ETM)	370,000	369,771
Valdosta & Lowndes County
Hospital Authority,
5.000%, 10/01/2033
(Pre-refunded to 10/01/2021)	300,000	303,632
Washington Wilkes Payroll
Development Authority,
0.000%, 12/01/2021 (ETM)	400,000	399,504
Total Georgia
(Cost $78,814,382)		79,972,109	4.5%
Illinois
Adams & Hancock Counties Community
Unit School District No. 4,
4.000%, 12/01/2026 (Callable 12/01/2025)
(Insured by BAM)	275,000	311,202
Bureau County Township
High School District No. 502,
3.000%, 12/01/2021 (Insured by BAM)	30,000	30,321
Channahon Park District:
4.000%, 12/15/2025 (Insured by BAM)	365,000	412,442
4.000%, 12/15/2026 (Insured by BAM)	380,000	437,466
4.000%, 12/15/2027 (Insured by BAM)	395,000	461,904
Chicago Board of Education:
0.000%, 12/01/2022	125,000	124,356
5.000%, 12/01/2022 (Insured by AGM)	145,000	154,318
5.000%, 12/01/2023 (Insured by AGM)	500,000	552,895
5.250%, 12/01/2023	675,000	730,714
Chicago Park District,
5.000%, 01/01/2024	1,305,000	1,444,074
City of Burbank IL,
4.000%, 12/01/2021 (Insured by BAM)	500,000	507,606
City of Chicago IL:
5.125%, 01/01/2022	400,000	409,155
5.000%, 01/01/2024 (Callable 01/01/2022)	705,000	722,100
5.000%, 11/01/2026	2,900,000	3,522,862
0.000%, 01/01/2027 (Insured by NATL)	3,755,000	3,520,375
5.000%, 01/01/2027 (Callable 01/01/2025)	1,085,000	1,251,333
5.250%, 01/01/2038
(Pre-refunded to 01/01/2022)	400,000	410,217
City of Decatur IL,
4.000%, 03/01/2022	65,000	66,357
City of Oregon IL,
4.000%, 12/01/2024
(Pre-refunded to 12/01/2022)	105,000	110,569
City of Princeton IL:
4.000%, 11/01/2021 (Insured by AGM)	45,000	45,556
4.000%, 11/01/2022 (Insured by AGM)	100,000	104,577
4.000%, 01/01/2023 (Insured by AGM)	50,000	52,469
4.000%, 01/01/2025 (Insured by AGM)	120,000	133,496
City of Rock Island IL,
3.000%, 12/01/2022	435,000	446,650
City of Rockford IL,
5.000%, 12/15/2023 (Insured by BAM)	110,000	121,670
City of Springfield IL:
5.000%, 12/01/2023	155,000	171,319
5.000%, 03/01/2024	50,000	55,798
City of Waukegan IL,
3.000%, 12/30/2022	365,000	378,686
Cook County Community Consolidated
School District No. 34,
5.000%, 12/01/2026	1,675,000	2,057,221
Cook County Forest Preserve District,
5.000%, 11/15/2021	750,000	763,091

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Cook County High School District No. 209,
4.000%, 12/01/2030 (Callable 12/01/2024)
(Insured by AGM)	$575,000	$632,555
Cook County School District No. 123,
0.000%, 12/01/2021 (ETM)	200,000	199,793
Cook County School District No. 130,
5.000%, 12/01/2025 (Insured by AGM)	1,320,000	1,552,232
Cook County School District No. 154,
3.500%, 12/01/2024 (Insured by BAM)	114,000	122,171
Cook County School District No. 159:
0.000%, 12/01/2022
(ETM) (Insured by AGM)	1,225,000	1,218,614
0.000%, 12/01/2022 (Insured by AGM)	20,000	19,780
Cook County School District No. 163,
6.000%, 12/15/2024 (Insured by BAM)	795,000	933,671
Cook County School District No. 84:
0.000%, 12/01/2021
(ETM) (Insured by AGM)	180,000	179,888
0.000%, 12/01/2021
(ETM) (Insured by AGM)	105,000	104,935
Cook County Township
High School District No. 201,
0.000%, 12/01/2025 (Insured by AGM)	165,000	155,671
County of Cook IL:
5.000%, 11/15/2027	2,000,000	2,496,775
5.000%, 11/15/2028 (Callable 11/15/2026)	3,000,000	3,659,818
5.000%, 11/15/2032 (Callable 11/15/2027)	1,000,000	1,247,979
County of Washington IL,
4.000%, 12/15/2024 (Insured by AGM)	250,000	278,171
DeKalb & Kane Counties Community
Unit School District No. 427,
4.000%, 02/01/2029 (Callable 02/01/2022)
(Insured by BAM)	525,000	536,693
DeKalb County Community
Unit School District No. 424:
0.000%, 01/01/2022
(ETM) (Insured by AMBAC)	125,000	124,820
0.000%, 01/01/2022 (Insured by AMBAC)	125,000	124,623
Exceptional Children Have Opportunities:
5.000%, 12/01/2024	380,000	431,754
5.000%, 12/01/2025	505,000	589,552
5.000%, 12/01/2025	245,000	286,021
5.000%, 12/01/2026	530,000	636,567
5.000%, 12/01/2026	255,000	306,273
Fulton, Mason, Knox, Schuyler, Etc. Counties
Community College District No. 534,
4.000%, 12/01/2027 (Pre-refunded to
12/01/2022) (Insured by BAM)	90,000	94,839
Hampshire Special Service Area No. 13:
3.000%, 03/01/2022 (Insured by BAM)	100,000	101,320
3.000%, 03/01/2023 (Insured by BAM)	210,000	217,316
3.000%, 03/01/2026 (Insured by BAM)	90,000	96,768
Hoffman Estates Park District,
5.000%, 12/01/2025	2,585,000	2,846,577
Illinois Development Finance Authority,
0.000%, 07/15/2025 (ETM)	870,000	847,168
Illinois Finance Authority:
4.000%, 09/01/2021	75,000	75,433
5.000%, 11/01/2021	75,000	76,118
5.000%, 02/15/2022	235,000	241,996
5.000%, 05/15/2022	190,000	197,424
5.000%, 09/01/2022	200,000	210,937
5.000%, 05/15/2023	120,000	130,497
5.000%, 08/01/2023	1,455,000	1,567,099
5.000%, 09/01/2023	400,000	439,511
5.000%, 05/15/2024	350,000	395,723
5.000%, 11/01/2024	340,000	388,684
5.000%, 08/15/2027 (Callable 08/15/2025)	1,000,000	1,170,758
5.000%, 09/01/2029 (Callable 09/01/2026)	1,575,000	1,851,637
5.000%, 10/01/2030 (Callable 10/01/2026)	500,000	602,837
4.000%, 11/01/2030	2,995,000	3,381,343
0.720%, 05/01/2042
(SIFMA Municipal Swap Index + 0.700%)
(Callable 05/01/2025)
(Mandatory Tender Date 05/01/2026)(2)	2,540,000	2,540,004
0.020%, 08/01/2043
(Optional Put Date 07/01/2021)(1)	7,800,000	7,800,000
0.770%, 01/01/2046
(SIFMA Municipal Swap Index + 0.750%)
(Callable 07/01/2022)
(Mandatory Tender Date 07/01/2023)(2)	835,000	835,538
5.000%, 05/15/2050 (Callable 05/15/2026)
(Mandatory Tender Date 11/15/2026)(1)	4,000,000	4,797,554
Illinois Housing Development Authority:
2.600%, 10/01/2025 (Insured by GNMA)	780,000	834,656
2.750%, 04/01/2026 (Insured by GNMA)	1,000,000	1,083,306
2.450%, 06/01/2043 (Callable 01/01/2023)
(Insured by GNMA)	257,377	266,234
4.500%, 10/01/2048 (Callable 04/01/2028)	465,000	520,354
4.000%, 10/01/2049 (Callable 10/01/2028)
(Insured by GNMA)	6,465,000	7,180,055
4.250%, 10/01/2049 (Callable 04/01/2028)	1,705,000	1,898,514
3.000%, 04/01/2051 (Callable 04/01/2030)	2,000,000	2,188,225
Illinois Sports Facilities Authority,
5.000%, 06/15/2028 (Insured by BAM)	1,000,000	1,243,112
Iroquois & Kankakee Counties Community
Unit School District No. 4,
0.000%, 11/01/2021 (Insured by AMBAC)	500,000	498,338
Joliet Park District:
4.000%, 02/01/2023 (Insured by BAM)	150,000	158,371
4.000%, 02/01/2028 (Callable 02/01/2024)
(Insured by BAM)	715,000	766,214
Joliet Regional Port District,
4.000%, 06/30/2025 (Callable 06/30/2024)
(Insured by AGM)	40,000	43,911
Kane & DeKalb Counties Community
Unit School District No. 302,
5.000%, 02/01/2026	500,000	590,751
Kane County School District No. 131,
3.500%, 06/01/2024 (Callable 08/02/2021)
(Insured by AGM)	15,000	15,041
Kankakee, Iroquois, Ford, Etc. Counties
Community Unit School District No. 2,
4.000%, 12/01/2023 (Insured by AGM)	445,000	481,650
Kendall & Kane Counties Community
Unit School District No. 115,
0.000%, 01/01/2022 (Insured by NATL)	1,000,000	997,328
Kendall County Forest Preserve District,
4.000%, 01/01/2025 (Insured by BAM)	215,000	236,593
Lake County Community Unit
School District No. 116,
5.000%, 01/15/2025 (Callable 01/15/2023)	340,000	364,796
Lake County Elementary
School District No. 6:
0.000%, 12/01/2021 (Insured by AMBAC)	115,000	114,437
0.000%, 12/01/2022 (Insured by AMBAC)	115,000	112,903
0.000%, 12/01/2024 (Insured by AMBAC)	70,000	66,121

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Lake County School District No. 38:
0.000%, 02/01/2023 (Insured by AMBAC)	$1,065,000	$1,040,755
0.000%, 02/01/2025 (Insured by AMBAC)	210,000	197,253
Logan Sangamon Etc Counties Community
Unit School District No. 23:
5.000%, 12/01/2021 (Insured by AGM)	440,000	447,471
5.000%, 12/01/2022 (Insured by AGM)	520,000	552,195
Macon & De Witt Counties Community
Unit School District No. 1,
2.250%, 12/01/2022 (Callable 08/02/2021)	60,000	60,069
Macon County School District No. 61:
4.000%, 12/01/2025 (Insured by AGM)	345,000	388,894
4.000%, 12/01/2026 (Insured by AGM)	460,000	531,035
4.000%, 12/01/2027 (Insured by AGM)	850,000	995,692
Madison-Macoupin Etc. Counties
Community College District No. 536:
4.000%, 05/01/2025 (Insured by AGM)	400,000	445,207
4.000%, 05/01/2030 (Callable 05/01/2027)
(Insured by AGM)	1,000,000	1,154,906
McHenry County Community
Unit School District No. 200,
5.250%, 01/15/2027 (Callable 01/15/2024)	135,000	151,862
Menard Cass & Sangamon Counties
Community Unit School District No. 202,
4.000%, 12/01/2022 (Insured by AGM)	300,000	313,921
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2022
(ETM) (Insured by NATL)	30,000	29,883
5.650%, 06/15/2022 (Insured by NATL)(7)	160,000	167,997
5.500%, 12/15/2023 (Insured by NATL)	135,000	145,550
0.000%, 06/15/2024 (Insured by NATL)	35,000	33,951
0.000%, 12/15/2025 (Insured by NATL)	65,000	61,281
5.000%, 12/15/2026 (Callable 06/15/2022)
(Insured by ST AID)	290,000	302,872
Metropolitan Water Reclamation
District of Greater Chicago,
5.000%, 12/01/2027 (Callable 12/01/2026)	535,000	662,219
Newport Township Fire Protection District:
4.000%, 01/01/2022 (Insured by BAM)	125,000	126,912
4.000%, 01/01/2023 (Insured by BAM)	135,000	141,109
Northern Illinois University:
5.000%, 10/01/2029 (Insured by BAM)(6)	300,000	381,158
5.000%, 10/01/2030 (Insured by BAM)(6)	325,000	418,206
Ogle & Winnebago Counties Community
Unit School District No. 223,
5.000%, 12/01/2021 (Insured by BAM)	150,000	152,876
Pike & Adams Counties Community
Unit School District No. 4,
4.000%, 12/01/2024 (Insured by BAM)	345,000	378,834
Plano Special Service Areas No. 3 & 4,
4.000%, 03/01/2030 (Callable 03/01/2025)	260,000	291,987
Prospect Heights Park District,
4.000%, 12/01/2021 (Insured by BAM)	330,000	335,103
Regional Transportation Authority:
6.250%, 07/01/2021 (Insured by AGM)	675,000	675,000
5.750%, 06/01/2023 (Insured by AGM)	175,000	186,042
Sales Tax Securitization Corp.:
5.000%, 01/01/2022	2,035,000	2,081,877
5.000%, 01/01/2024	200,000	222,369
Shelby Christian Macon Counties
Community School District No. 21:
4.000%, 12/01/2025 (Callable 12/01/2023)
(Insured by AGM)	400,000	434,961
4.000%, 12/01/2026 (Callable 12/01/2023)
(Insured by AGM)	435,000	472,800
Southwestern Illinois Development Authority,
7.125%, 11/01/2030
(Pre-refunded to 11/01/2023)	195,000	225,884
St. Charles Public Library District,
4.000%, 11/01/2028 (Callable 11/01/2024)	455,000	509,185
St. Clair County Community
Consolidated School District:
0.000%, 12/01/2021	485,000	483,781
0.000%, 12/01/2022	190,000	188,117
St. Clair County School District No. 119:
5.000%, 04/01/2022 (Insured by AGM)	350,000	362,135
5.000%, 04/01/2023 (Insured by AGM)	300,000	323,679
St. Clair County Township
High School District No. 203,
4.000%, 12/01/2022	400,000	419,026
State of Illinois:
5.000%, 08/01/2021	190,000	190,740
4.000%, 03/01/2022	3,250,000	3,331,557
5.000%, 03/01/2022	55,000	56,745
5.000%, 03/01/2022	350,000	361,104
5.000%, 03/01/2022	500,000	515,862
5.125%, 05/01/2022	1,500,000	1,560,950
6.500%, 06/15/2022	95,000	100,304
5.000%, 06/15/2023	270,000	292,829
5.000%, 06/15/2023	670,000	726,650
3.750%, 06/15/2025 (Callable 08/02/2021)	310,000	310,854
4.000%, 06/15/2026 (Callable 08/02/2021)	365,000	366,943
6.000%, 06/15/2026	200,000	246,192
Tender Option Bond Trust:
0.140%, 12/01/2027
(Optional Put Date 07/07/2021)(1)(3)	1,000,000	1,000,000
0.140%, 12/01/2027
(Optional Put Date 07/07/2021)(1)(3)	3,450,000	3,450,000
United City of Yorkville IL,
4.050%, 12/01/2027 (Callable 12/01/2023)	120,000	129,683
University of Illinois:
5.000%, 10/01/2021	330,000	333,938
5.000%, 03/15/2022	50,000	51,696
5.000%, 04/01/2026	1,905,000	2,290,665
5.000%, 04/01/2027	2,000,000	2,468,861
Upper Illinois River Valley
Development Authority:
5.000%, 12/01/2022	680,000	722,200
5.000%, 12/01/2023	400,000	440,893
Village of Calumet Park IL,
5.250%, 12/01/2029 (Callable 12/01/2024)
(Insured by BAM)	500,000	561,399
Village of Crestwood IL:
4.000%, 12/15/2021 (Insured by BAM)	250,000	253,861
4.000%, 12/15/2021 (Insured by BAM)	500,000	507,723
4.000%, 12/15/2023 (Insured by BAM)	540,000	583,615
4.500%, 12/15/2025 (Callable 12/15/2022)
(Insured by BAM)	60,000	63,364
Village of Glendale Heights IL,
4.000%, 12/15/2030 (Callable 12/15/2027)	750,000	889,645
Village of Lansing IL:
5.000%, 03/01/2023 (Insured by AGM)	275,000	293,928
5.000%, 03/01/2024 (Insured by BAM)	230,000	254,412
Village of Lyons IL,
5.000%, 12/01/2025 (Callable 12/01/2022)
(Insured by BAM)	25,000	26,680
Village of Matteson IL,
8.000%, 12/01/2029
(Pre-refunded to 06/01/2022)(7)	295,000	314,555
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Village of Oak Park IL,
4.000%, 11/01/2021	$245,000	$247,943
Village of Orland Hills IL:
4.000%, 12/01/2022 (Insured by BAM)	145,000	151,456
4.000%, 12/01/2023 (Insured by BAM)	130,000	139,957
Village of Rantoul IL,
4.300%, 01/01/2025 (Callable 01/01/2023)	125,000	132,257
Village of Richton Park IL,
4.000%, 12/01/2022 (Insured by BAM)	80,000	83,296
Village of River Grove IL,
3.000%, 12/15/2021 (Insured by BAM)	120,000	121,251
Village of Romeoville IL,
5.000%, 10/01/2024	500,000	562,758
Village of Sauk Village IL,
4.000%, 12/01/2024 (Insured by BAM)	1,260,000	1,388,923
Village of Stone Park IL:
4.000%, 02/01/2022 (Insured by BAM)	125,000	127,681
4.000%, 02/01/2023 (Insured by BAM)	130,000	134,720
4.000%, 02/01/2024 (Insured by BAM)	135,000	144,517
4.000%, 02/01/2025 (Insured by BAM)	140,000	153,045
4.000%, 02/01/2026 (Insured by BAM)	220,000	244,856
4.750%, 02/01/2028 (Callable 02/01/2023)
(Insured by BAM)	50,000	52,954
Village of Sugar Grove IL,
3.000%, 12/15/2025 (Callable 12/15/2021)	225,000	227,389
Will County Community Consolidated
School District No. 70-C,
4.000%, 12/01/2022 (Insured by AGM)	270,000	283,825
Will County Community
High School District No. 210:
0.000%, 01/01/2022
(ETM) (Insured by AGM)	165,000	164,681
4.000%, 01/01/2022 (Insured by AGM)	650,000	661,320
0.000%, 01/01/2023
(ETM) (Insured by AGM)	365,000	362,443
0.000%, 01/01/2023 (Insured by AGM)	325,000	320,139
0.000%, 01/01/2024
(ETM) (Insured by AGM)	510,000	502,802
0.000%, 01/01/2024 (Insured by AGM)	275,000	267,182
5.000%, 01/01/2029 (Callable 01/01/2023)	35,000	37,064
Will County Community Unit
School District No. 201-U,
0.000%, 11/01/2021 (Insured by NATL)	215,000	214,455
Will County Community Unit
School District No. 365:
0.000%, 11/01/2021 (Insured by AGM)	200,000	199,875
0.000%, 11/01/2022
(ETM) (Insured by AGM)	45,000	44,869
Will County Elementary School District No. 122:
0.000%, 11/01/2021
(ETM) (Insured by AGM)	50,000	49,975
0.000%, 11/01/2023
(ETM) (Insured by AGM)	125,000	124,130
Will County School District No. 86,
3.000%, 03/01/2025 (Callable 03/01/2024)	600,000	636,579
Will County School District No. 88A:
5.250%, 01/01/2022
(ETM) (Insured by AGM)	180,000	184,552
5.250%, 01/01/2022 (Insured by AGM)	355,000	363,077
Will County Township
High School District No. 204,
5.000%, 01/01/2023	195,000	206,295
Winnebago & Boone Counties
School District No. 205:
0.000%, 02/01/2022	95,000	94,654
4.000%, 02/01/2028 (Callable 02/01/2023)	965,000	1,018,204
Woodford, Lasalle, Livingston, Etc. Counties
Community Unit School District No. 6:
4.000%, 12/01/2024 (Insured by BAM)	185,000	205,712
4.000%, 12/01/2025 (Insured by BAM)	200,000	226,556
4.000%, 12/01/2026 (Insured by BAM)	175,000	201,626
Total Illinois
(Cost $133,487,428)		135,392,066	7.6%
Indiana
City of Hobart IN,
3.000%, 07/01/2025 (Insured by ST AID)	395,000	413,272
City of Lawrence IN,
4.000%, 01/01/2022 (Insured by BAM)	400,000	407,411
City of Mishawaka IN,
5.000%, 03/01/2025 (Insured by AGM)	100,000	116,173
City of Muncie IN:
4.000%, 07/15/2022 (Insured by AGM)	110,000	113,380
4.000%, 01/15/2024 (Insured by AGM)	170,000	182,242
City of Valparaiso IN,
4.000%, 08/01/2026 (Callable 08/01/2023)	375,000	402,869
Clarksville Redevelopment Authority:
4.000%, 08/01/2021	155,000	155,454
4.000%, 02/01/2022	230,000	234,865
County of Lake IN,
4.000%, 07/15/2021 (Insured by AGM)	100,000	100,141
County of St. Joseph IN,
5.000%, 04/01/2024	1,000,000	1,111,485
Evansville Vanderburgh Public Library,
4.000%, 07/01/2021 (Insured by ST AID)	70,000	70,000
Fishers Redevelopment Authority:
4.000%, 01/15/2023	270,000	285,296
4.000%, 07/15/2023	275,000	295,855
Hammond Multi-School Building Corp.:
4.000%, 07/15/2023 (Insured by ST AID)	120,000	127,959
4.000%, 01/15/2024 (Insured by ST AID)	370,000	399,740
4.000%, 07/15/2024 (Insured by ST AID)	380,000	415,891
4.000%, 01/15/2025 (Insured by ST AID)	100,000	110,650
5.000%, 01/15/2025 (Insured by ST AID)	525,000	600,906
4.000%, 07/15/2025 (Insured by ST AID)	125,000	139,849
Indiana Bond Bank,
1.093%, 10/15/2022
(3 Month LIBOR USD + 0.970%)(2)	1,140,000	1,140,459
Indiana Finance Authority:
5.000%, 09/15/2022	60,000	63,138
5.000%, 10/01/2022	175,000	184,486
5.250%, 10/01/2022 (Callable 10/01/2021)	800,000	810,079
5.000%, 02/01/2023	25,000	26,875
5.000%, 09/15/2023	75,000	82,003
5.000%, 09/15/2024	815,000	911,945
5.000%, 09/15/2024	155,000	174,900
5.000%, 09/15/2025	325,000	376,198
3.000%, 10/01/2025 (Callable 10/01/2023)	95,000	96,844
5.000%, 09/15/2026 (Callable 09/15/2024)	700,000	778,797
3.000%, 10/01/2026 (Callable 10/01/2023)	95,000	96,593
5.000%, 02/01/2033 (Callable 02/01/2028)	775,000	977,946
2.250%, 12/01/2058 (Callable 01/01/2025)
(Mandatory Tender Date 07/01/2025)(1)	2,985,000	3,167,238

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Indiana Health & Educational Facilities
Financing Authority:
1.750%, 11/15/2031
(Pre-refunded to 11/02/2021)(1)	$5,000	$5,021
1.750%, 11/15/2031
(Mandatory Tender Date 11/02/2021)(1)	370,000	371,961
Indiana Housing & Community
Development Authority:
4.000%, 12/01/2027 (Callable 07/01/2021)
(Insured by GNMA)	350,000	350,762
3.500%, 01/01/2049 (Callable 01/01/2029)
(Insured by GNMA)	1,230,000	1,346,246
Indianapolis Local Public
Improvement Bond Bank:
5.000%, 06/01/2026	1,350,000	1,609,734
5.000%, 02/01/2030 (Callable 12/29/2023)	1,000,000	1,113,908
Jasper Hospital Authority,
4.125%, 11/01/2025
(Pre-refunded to 11/01/2023)	2,025,000	2,207,721
Kankakee Valley Middle
School Building Corp.,
5.000%, 07/15/2022 (Insured by ST AID)	215,000	225,859
Lake Central Multi-District
School Building Corp.,
5.000%, 07/15/2026 (Pre-refunded to
01/15/2023) (Insured by ST AID)	585,000	628,422
Lake Station School Building Corp.,
3.000%, 07/15/2022 (Pre-refunded to
01/15/2022) (Insured by ST AID)	65,000	65,655
Logansport Renovation School Building Corp.,
5.000%, 01/15/2026 (Insured by ST AID)	750,000	890,895
Marion High School Building Corp.:
4.000%, 01/15/2022 (Insured by ST AID)	170,000	173,377
4.000%, 07/15/2022 (Insured by ST AID)	135,000	140,162
4.000%, 01/15/2023 (Insured by ST AID)	215,000	227,009
4.000%, 01/15/2025 (Insured by ST AID)	200,000	223,821
Michigan City School Building Corp.,
5.000%, 07/15/2023 (Insured by ST AID)	350,000	378,911
Munster School Building Corp.:
5.000%, 01/15/2022 (Insured by ST AID)	205,000	210,248
5.000%, 07/15/2022 (Insured by ST AID)	215,000	225,628
5.000%, 01/15/2023 (Insured by ST AID)	215,000	230,680
4.000%, 07/15/2023 (Insured by ST AID)	160,000	172,134
5.000%, 01/15/2024 (Insured by ST AID)	225,000	250,833
Plainfield Redevelopment Authority:
4.000%, 02/01/2026 (Insured by ST AID)	605,000	692,725
4.000%, 08/01/2026 (Insured by ST AID)	630,000	729,183
4.000%, 02/01/2027 (Insured by ST AID)	645,000	752,943
4.000%, 08/01/2027 (Insured by ST AID)	665,000	783,489
Salem Middle School Building Corp.,
4.000%, 01/15/2024 (Insured by ST AID)	195,000	211,805
Shelbyville Central Renovation
School Building Corp.,
5.000%, 07/15/2022 (Insured by ST AID)	260,000	272,741
Starke County Building Corp.,
4.000%, 08/01/2028 (Pre-refunded to
02/01/2022) (Insured by ST AID)	700,000	715,176
Town of Rossville IN,
3.500%, 07/01/2023	115,000	120,474
Vinton-Tecumseh School Building Corp.:
4.000%, 07/15/2021 (Insured by ST AID)	220,000	220,289
4.000%, 07/15/2022 (Insured by ST AID)	385,000	399,476
5.000%, 01/15/2023 (Insured by ST AID)	145,000	155,202
Wabash City Schools Building Corp.:
4.000%, 07/15/2024 (Insured by ST AID)	110,000	121,121
4.000%, 01/15/2025 (Insured by ST AID)	140,000	156,153
4.000%, 07/15/2025 (Insured by ST AID)	240,000	270,951
Washington Indiana Elementary
School Building Corp.,
3.000%, 01/15/2024 (Insured by ST AID)	550,000	569,394
West Washington School Corp.:
2.000%, 01/15/2022 (Insured by ST AID)	125,000	125,976
2.000%, 07/15/2022 (Insured by ST AID)	195,000	198,119
Westfield High School Building Corp.,
5.000%, 01/15/2024 (Insured by ST AID)	200,000	221,889
Total Indiana
(Cost $31,850,958)		32,337,032	1.8%
Iowa
Bondurant-Farrar Community
School District,
3.000%, 06/01/2023 (Insured by AGM)	110,000	115,652
City of Coralville IA:
4.000%, 06/01/2024	300,000	317,427
4.000%, 06/01/2025 (Callable 06/01/2024)	455,000	479,757
City of New Hampton IA:
3.000%, 06/01/2022 (Insured by BAM)	130,000	132,948
3.000%, 06/01/2023 (Insured by BAM)	135,000	141,459
City of Waverly IA,
2.500%, 12/31/2022 (Callable 07/01/2022)	2,850,000	2,888,352
County of Adair IA:
2.000%, 06/01/2022	580,000	589,210
2.000%, 06/01/2023	730,000	752,452
Iowa Finance Authority:
3.500%, 07/01/2046 (Callable 01/01/2026)
(Insured by GNMA)	130,000	138,487
4.000%, 07/01/2047 (Callable 07/01/2027)
(Insured by GNMA)	725,000	792,947
4.000%, 07/01/2047 (Callable 07/01/2028)
(Insured by GNMA)	995,000	1,128,148
2.875%, 05/15/2049 (Callable 07/21/2021)	900,000	909,437
Iowa Higher Education Loan Authority:
3.000%, 04/01/2024	500,000	531,473
3.000%, 04/01/2025	775,000	837,929
3.000%, 04/01/2026	800,000	875,516
3.000%, 04/01/2027	820,000	907,687
3.000%, 04/01/2028	845,000	943,679
Iowa Tobacco Settlement Authority,
0.375%, 06/01/2030	285,000	285,233
Lake Panorama Improvement Zone:
3.000%, 06/01/2022	395,000	403,081
3.000%, 06/01/2023	405,000	422,713
3.000%, 06/01/2024	420,000	446,064
3.000%, 06/01/2025	430,000	462,141
Total Iowa
(Cost $14,175,971)		14,501,792	0.8%
Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	1,300,000	1,346,673
City of Lenexa KS,
1.625%, 09/01/2021 (Callable 08/02/2021)	275,000	275,220
Kansas Independent
College Finance Authority:
4.125%, 05/01/2022	2,250,000	2,292,480
4.375%, 05/01/2022	500,000	509,422
Kansas Municipal Energy Agency,
5.000%, 04/01/2022 (Insured by BAM)	515,000	533,173

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Public Building Commission
of Johnson County,
5.000%, 09/01/2023	$50,000	$55,196
Reno County Unified
School District No. 313,
4.000%, 09/01/2030
(Pre-refunded to 09/01/2022)	200,000	208,854
Wyandotte County-Kansas City
Unified Government,
5.000%, 09/01/2031 (Callable 09/01/2024)	1,100,000	1,250,734
Total Kansas
(Cost $6,337,762)		6,471,752	0.4%
Kentucky
City of Somerset KY,
4.000%, 11/01/2026 (Callable 11/01/2021)	205,000	207,469
County of Carroll KY,
1.550%, 09/01/2042
(Mandatory Tender Date 09/01/2026)(1)	750,000	755,001
County of Kenton KY:
5.000%, 04/01/2024	375,000	420,949
5.000%, 04/01/2026	700,000	837,003
Danville Independent
School District Finance Corp.,
2.000%, 03/01/2023 (Insured by ST AID)	155,000	157,880
Frankfort Independent
School District Finance Corp.,
2.050%, 08/01/2024 (Insured by ST AID)	1,205,000	1,231,601
Harlan County School
District Finance Corp.,
3.000%, 08/01/2025 (Callable 02/01/2025)
(Insured by ST AID)	1,150,000	1,243,999
Kentucky Association of
Counties Finance Corp.,
4.000%, 02/01/2028	240,000	287,032
Kentucky Bond Corp.,
3.000%, 02/01/2025	765,000	830,607
Kentucky Bond Development Corp.:
2.000%, 03/01/2023	160,000	163,312
3.000%, 03/01/2024	160,000	168,499
4.000%, 03/01/2025	165,000	182,409
5.000%, 03/01/2026	150,000	175,989
5.000%, 03/01/2027	345,000	414,763
5.000%, 03/01/2028	190,000	233,324
Kentucky Economic Development
Finance Authority:
0.000%, 12/01/2022
(ETM) (Insured by AGC)	75,000	74,662
0.000%, 10/01/2024 (Insured by NATL)	945,000	906,435
0.000%, 12/01/2024
(ETM) (Insured by AGC)	60,000	58,966
0.000%, 10/01/2025 (Insured by NATL)	335,000	314,345
5.000%, 06/01/2026	240,000	280,516
0.080%, 05/01/2034 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	5,165,000	5,165,000
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)
(Mandatory Tender Date 01/01/2025)(1)	4,740,000	5,264,791
1.187%, 12/01/2049 (1 Month LIBOR
USD + 1.120%) (Callable 03/01/2025)
(Mandatory Tender Date 06/01/2025)(2)	4,050,000	4,140,375
1.367%, 12/01/2049 (1 Month LIBOR
USD + 1.300%) (Callable 03/01/2025)
(Mandatory Tender Date 06/01/2025)(2)	2,100,000	2,160,447
4.000%, 12/01/2050 (Callable 03/01/2026)
(Mandatory Tender Date 06/01/2026)(1)	1,760,000	2,029,128
Kentucky State Property &
Building Commission:
5.000%, 11/01/2021 (Insured by ST AID)	250,000	253,997
5.000%, 05/01/2028	300,000	378,062
5.000%, 10/01/2032 (Callable 10/01/2027)	250,000	307,520
Kentucky Turnpike Authority,
4.000%, 07/01/2026	1,000,000	1,151,712
Louisville & Jefferson County
Metropolitan Government:
5.000%, 12/01/2022
(Pre-refunded to 06/01/2022)	1,020,000	1,064,390
5.000%, 10/01/2027 (Callable 10/01/2023)	500,000	549,105
Magoffin County Justice Center Corp.,
3.000%, 05/01/2023	345,000	360,100
Murray State University:
5.000%, 09/01/2021 (Insured by ST AID)	285,000	287,188
5.000%, 09/01/2022 (Insured by ST AID)	410,000	432,292
5.000%, 09/01/2023 (Insured by ST AID)	435,000	476,823
3.000%, 03/01/2028 (Callable 03/01/2025)
(Insured by ST AID)	400,000	425,974
University of Louisville,
5.000%, 03/01/2022 (Insured by ST AID)	525,000	541,462
Total Kentucky
(Cost $33,101,320)		33,933,127	1.9%
Louisiana
Calcasieu Parish Fire Protection District No. 1:
3.500%, 03/01/2022 (Insured by BAM)	145,000	147,978
4.000%, 03/01/2024 (Insured by BAM)	155,000	169,014
Calcasieu Parish School Board,
5.000%, 02/01/2025
(Pre-refunded to 02/01/2022)	115,000	118,263
Calcasieu Parish School District No. 23:
5.000%, 09/01/2022 (Insured by BAM)	85,000	89,519
5.000%, 09/01/2023 (Insured by BAM)	175,000	192,145
5.000%, 09/01/2024 (Insured by BAM)	250,000	284,443
Calcasieu Parish School District No. 30:
2.500%, 02/15/2022	225,000	227,921
4.000%, 02/15/2023 (Insured by AGM)	125,000	131,893
Calcasieu Parish School District No. 34,
2.000%, 11/01/2022	425,000	434,687
City of Shreveport LA:
5.000%, 08/01/2023 (Insured by BAM)	175,000	191,519
5.000%, 03/01/2024 (Insured by BAM)	435,000	487,413
5.000%, 09/01/2024	1,000,000	1,131,034
East Ouachita Parish School District:
2.500%, 03/01/2022	435,000	441,491
2.500%, 03/01/2024	200,000	209,512
Ernest N Morial New Orleans
Exhibition Hall Authority,
5.000%, 07/15/2021	265,000	265,419
Greater Ouachita Water Co.,
5.000%, 09/01/2022 (Insured by BAM)	300,000	315,949
Jefferson Sales Tax District:
5.000%, 12/01/2023 (Insured by AGM)	550,000	610,714
5.000%, 12/01/2024 (Insured by AGM)	575,000	662,329
Louisiana Housing Corp.,
3.000%, 12/01/2051 (Callable 12/01/2029)
(Insured by GNMA)	2,800,000	3,070,340
Louisiana Local Government
Environmental Facilities &
Community Development Authority:
5.000%, 08/01/2024 (Callable 08/01/2023)	185,000	201,733
3.020%, 04/01/2031
(Callable 04/01/2025)(3)	5,941,000	6,354,283

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Louisiana Local Government
Environmental Facilities &
Community Development Authority: (cont.)
5.750%, 09/01/2035
(Pre-refunded to 09/01/2023)	$75,000	$83,827
Louisiana Public Facilities Authority:
5.000%, 10/01/2023	705,000	776,743
5.500%, 05/15/2027
(Pre-refunded to 05/15/2026)	2,015,000	2,411,002
Louisiana Stadium & Exposition District,
4.000%, 07/03/2023 (Callable 04/01/2023)	2,500,000	2,647,061
Louisiana State University & Agricultural
& Mechanical College,
5.000%, 07/01/2027 (Callable 07/01/2026)
(Insured by BAM)	340,000	408,800
Morehouse Parish Hospital
Service District No. 1,
4.000%, 10/01/2027	635,000	693,815
New Orleans Aviation Board,
5.000%, 10/01/2025 (Insured by AGM)	200,000	235,888
Parish of St. Charles LA,
4.000%, 12/01/2040
(Mandatory Tender Date 06/01/2022)(1)	3,040,000	3,138,896
Regional Transit Authority,
0.000%, 12/01/2021
(ETM) (Insured by NATL)	35,000	34,964
St. Landry Parish Road District No. 1,
3.250%, 03/01/2025
(Callable 03/01/2024) (Insured by BAM)	210,000	223,898
St. Tammany Parish Recreation
District No. 14,
2.250%, 04/01/2023	225,000	233,045
State of Louisiana:
5.000%, 05/01/2024
(Pre-refunded to 05/01/2022)	345,000	358,823
5.000%, 06/15/2034
(Pre-refunded to 06/15/2024)	60,000	68,246
Total Louisiana
(Cost $26,561,424)		27,052,607	1.5%
Maine
Maine Health & Higher Educational
Facilities Authority,
5.000%, 07/01/2027	2,365,000	2,946,300
Maine State Housing Authority:
2.700%, 11/15/2029 (Callable 11/15/2025)	190,000	199,782
3.500%, 11/15/2045 (Callable 05/15/2025)	15,000	15,732
4.000%, 11/15/2045 (Callable 11/15/2025)	215,000	226,980
4.000%, 11/15/2046 (Callable 05/15/2026)	1,355,000	1,451,947
3.500%, 11/15/2047 (Callable 11/15/2026)	880,000	942,140
4.000%, 11/15/2049 (Callable 05/15/2028)	1,340,000	1,473,239
4.000%, 11/15/2050 (Callable 05/15/2029)	1,800,000	2,018,855
Total Maine
(Cost $8,991,134)		9,274,975	0.5%
Maryland
City of Baltimore MD,
5.000%, 07/01/2024 (ETM)	100,000	108,068
County of Baltimore MD,
3.000%, 09/01/2025 (Callable 09/01/2022)	950,000	978,711
County of Washington MD,
5.000%, 01/01/2022	415,000	424,452
Maryland Community Development
Administration,
3.250%, 09/01/2050 (Callable 09/01/2029)	5,330,000	5,849,592
Maryland Health & Higher Educational
Facilities Authority:
4.000%, 01/01/2023	580,000	608,288
5.000%, 07/01/2023	850,000	928,974
5.000%, 07/01/2024	1,775,000	2,016,436
5.000%, 01/01/2026	495,000	559,220
5.000%, 01/01/2027	430,000	495,696
5.000%, 07/01/2027
(ETM) (Insured by AMBAC)	2,435,000	2,795,116
Montgomery County Housing
Opportunities Commission,
4.000%, 07/01/2048 (Callable 07/01/2026)	315,000	342,838
Total Maryland
(Cost $14,915,000)		15,107,391	0.8%
Massachusetts
Massachusetts Development Finance Agency:
5.000%, 07/01/2022 (Callable 07/01/2021)	1,735,000	1,735,000
3.500%, 10/01/2022(3)	540,000	561,770
5.000%, 10/01/2022 (Insured by AGM)	200,000	211,643
5.000%, 12/01/2023	190,000	210,828
5.000%, 12/01/2024	500,000	574,836
5.000%, 07/01/2025	365,000	397,012
5.250%, 07/01/2033 (Pre-refunded to
07/01/2021) (Insured by AGM)	1,025,000	1,025,000
5.000%, 10/01/2033 (Callable 10/01/2023)
(Mandatory Tender Date 04/01/2024)(1)	100,000	110,343
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044 (Callable 06/01/2025)	175,000	185,664
4.000%, 12/01/2048 (Callable 06/01/2027)
(Insured by GNMA)	765,000	835,754
4.000%, 12/01/2048 (Callable 06/01/2027)
(Insured by GNMA)	475,000	515,362
4.000%, 06/01/2049 (Callable 12/01/2028)	880,000	972,830
Massachusetts Transportation Trust,
5.000%, 01/01/2039
(Mandatory Tender Date 01/01/2023)(1)	3,865,000	4,140,454
Pioneer Valley Transit Authority,
2.000%, 07/16/2021	1,500,000	1,501,020
Town of Ashburnham MA,
4.250%, 07/01/2021 (Insured by AGC)	125,000	125,000
Total Massachusetts
(Cost $12,861,461)		13,102,516	0.7%
Michigan
Bad Axe Public Schools,
4.000%, 05/01/2027 (Callable 05/01/2024)
(Insured by Q-SBLF)	630,000	687,685
Battle Creek Tax Increment Finance Authority,
4.300%, 12/01/2028 (Callable 08/02/2021)	500,000	501,671
City of Allen Park Brownfield
Redevelopment Authority:
4.000%, 05/01/2022 (Insured by BAM)	600,000	618,353
4.000%, 05/01/2023 (Insured by BAM)	620,000	660,522
4.000%, 05/01/2024 (Insured by BAM)	320,000	351,046
City of Allen Park MI:
2.000%, 05/01/2022 (Insured by BAM)	110,000	111,375
4.000%, 09/01/2022 (Insured by BAM)	250,000	259,974
4.000%, 05/01/2023 (Insured by BAM)	115,000	122,233
4.000%, 09/01/2023 (Insured by BAM)	300,000	322,262
City of Kalamazoo MI,
5.000%, 10/01/2023	50,000	54,887
Comstock Public Schools,
5.000%, 11/01/2023 (Insured by AGM)	240,000	265,039

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Davison Community Schools,
3.000%, 05/01/2022	$190,000	$194,334
Detroit Wayne County Stadium Authority,
5.000%, 10/01/2026 (Callable 10/01/2022)
(Insured by AGM)	25,000	26,459
Essexville-Hampton Public Schools,
4.000%, 05/01/2022 (Insured by Q-SBLF)	325,000	335,467
Ferris State University:
5.000%, 10/01/2024	950,000	1,087,944
5.000%, 10/01/2029	1,500,000	1,951,026
Fruitport Community Schools,
4.000%, 05/01/2023 (Insured by Q-SBLF)	135,000	144,106
Holly Area School District,
4.000%, 05/01/2025 (Insured by Q-SBLF)	450,000	507,377
Ingham County Brownfield
Redevelopment Authority,
4.125%, 08/01/2024 (Callable 08/02/2021)
(Insured by AGM)	215,000	215,693
Michigan Finance Authority:
5.000%, 11/01/2022	100,000	106,385
5.000%, 09/01/2023	185,000	201,946
5.000%, 09/01/2024	200,000	225,670
4.000%, 10/01/2024	1,350,000	1,408,565
5.000%, 07/01/2025 (Callable 07/01/2024)
(Insured by AGM)	1,595,000	1,820,687
5.000%, 09/01/2025	200,000	232,594
4.000%, 05/01/2026	60,000	68,710
5.000%, 09/01/2026	200,000	238,953
5.500%, 12/01/2026 (Callable 06/01/2025)	350,000	417,054
5.000%, 09/01/2027	280,000	342,572
5.000%, 07/01/2028 (Callable 07/01/2025)	500,000	586,428
3.500%, 11/15/2044
(Mandatory Tender Date 11/15/2022)(1)	2,010,000	2,090,098
4.000%, 11/15/2044
(Mandatory Tender Date 08/15/2024)(1)	2,405,000	2,677,708
5.000%, 12/01/2044
(Mandatory Tender Date 02/01/2025)(1)	1,525,000	1,767,839
Michigan State Building Authority,
0.070%, 10/15/2042 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	1,000,000	1,000,000
Michigan State Hospital Finance Authority,
4.000%, 11/15/2047
(Mandatory Tender Date 07/01/2024)(1)	365,000	404,944
Michigan State Housing
Development Authority:
4.000%, 06/01/2046 (Callable 12/01/2024)	860,000	909,419
3.500%, 06/01/2047 (Callable 06/01/2026)	3,235,000	3,460,024
3.500%, 12/01/2050 (Callable 06/01/2029)	1,940,000	2,146,423
Michigan Strategic Fund,
0.010%, 12/01/2033
(Optional Put Date 07/01/2021)(1)	3,000,000	3,000,000
Pinckney Community Schools,
4.000%, 05/01/2028 (Callable 05/01/2026)
(Insured by Q-SBLF)	1,000,000	1,157,339
Redford Union School District No. 1:
5.000%, 11/01/2025 (Insured by Q-SBLF)	680,000	806,633
5.000%, 11/01/2026 (Insured by Q-SBLF)	800,000	975,556
Roseville Community Schools,
5.000%, 05/01/2028 (Callable 05/01/2025)
(Insured by Q-SBLF)	1,885,000	2,198,920
Saginaw City School District:
4.000%, 05/01/2024 (Insured by Q-SBLF)	845,000	933,022
4.000%, 05/01/2026 (Insured by Q-SBLF)	890,000	1,031,535
South Lake Schools:
4.000%, 11/01/2021 (Insured by Q-SBLF)	425,000	430,263
4.000%, 05/01/2022 (Insured by Q-SBLF)	290,000	299,019
4.000%, 11/01/2023 (Insured by Q-SBLF)	500,000	541,202
Tri-County Area School District:
4.000%, 05/01/2022 (Insured by AGM)	640,000	659,577
4.000%, 05/01/2023 (Insured by AGM)	705,000	751,881
Wayne State University,
5.000%, 11/15/2031 (Callable 11/15/2024)	1,860,000	2,135,802
Western Michigan University:
5.000%, 11/15/2023 (Insured by AGM)	120,000	133,016
5.000%, 11/15/2024 (Insured by AGM)	125,000	143,762
5.000%, 11/15/2025
(Pre-refunded to 11/15/2021)	25,000	25,448
5.000%, 11/15/2025 (Insured by AGM)	150,000	177,934
5.000%, 11/15/2025 (Insured by AGM)	675,000	797,154
5.000%, 11/15/2026 (Insured by AGM)	150,000	183,198
5.000%, 11/15/2026 (Insured by AGM)	425,000	516,914
5.000%, 11/15/2027 (Insured by AGM)	130,000	162,929
5.000%, 11/15/2027 (Insured by AGM)	300,000	373,508
5.000%, 11/15/2028 (Insured by AGM)	100,000	128,216
5.000%, 11/15/2028 (Insured by AGM)	250,000	318,385
5.000%, 11/15/2029 (Insured by AGM)	100,000	130,369
5.000%, 11/15/2029 (Insured by AGM)	280,000	363,823
Total Michigan
(Cost $46,088,814)		46,898,877	2.6%
Minnesota
Brainerd Independent School
District No. 181,
4.000%, 02/01/2027
(Insured by SD CRED PROG)	685,000	808,222
City of Maple Grove MN,
4.000%, 05/01/2022	610,000	628,089
City of Minneapolis MN/St. Paul Housing
& Redevelopment Authority,
0.120%, 08/01/2028
(Insured by NATL)(1)(5)	100,000	99,500
City of Plato MN,
4.000%, 04/01/2022	265,000	271,566
City of St. Louis Park MN,
0.950%, 09/01/2023 (Callable 07/21/2021)
(Mandatory Tender Date 09/01/2021)(1)	1,675,000	1,675,566
County of Chippewa MN,
4.000%, 03/01/2024	1,340,000	1,428,779
Duluth Independent School District No. 709,
5.000%, 02/01/2023
(Insured by SD CRED PROG)	815,000	869,419
Fergus Falls Independent
School District No. 544:
2.500%, 02/01/2022	145,000	146,765
2.500%, 02/01/2024	105,000	109,779
Housing & Redevelopment Authority
of The City of St. Paul:
5.000%, 07/01/2021	80,000	80,000
0.950%, 11/01/2022 (Callable 07/21/2021)
(Mandatory Tender Date 11/01/2021)(1)	1,000,000	1,000,338
5.000%, 11/15/2025	465,000	549,830
5.000%, 12/01/2025	285,000	330,887
5.000%, 12/01/2027	1,065,000	1,284,157
Maple River Independent School
District No. 2135:
5.000%, 02/01/2022
(Insured by SD CRED PROG)	80,000	82,246

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Maple River Independent School
District No. 2135: (cont.)
5.000%, 02/01/2023
(Insured by SD CRED PROG)	$515,000	$553,543
5.000%, 02/01/2024
(Insured by SD CRED PROG)	915,000	1,024,543
5.000%, 02/01/2025
(Insured by SD CRED PROG)	395,000	458,817
5.000%, 02/01/2026
(Insured by SD CRED PROG)	1,000,000	1,200,411
Minneapolis-Saint Paul Metropolitan
Airports Commission,
5.000%, 01/01/2025	310,000	359,630
Minnesota Higher Education
Facilities Authority:
3.000%, 12/01/2021	275,000	277,128
5.000%, 04/01/2023	100,000	107,930
3.000%, 12/01/2023	150,000	155,603
5.000%, 03/01/2024	160,000	177,833
4.000%, 12/01/2024	100,000	107,987
5.000%, 03/01/2027 (Callable 03/01/2026)	250,000	293,626
5.000%, 10/01/2027	750,000	934,093
5.000%, 10/01/2028 (Callable 10/01/2027)	1,445,000	1,794,009
5.000%, 10/01/2029 (Callable 10/01/2027)	770,000	952,106
Minnesota Housing Finance Agency:
2.900%, 01/01/2025 (Insured by GNMA)	20,000	20,494
3.900%, 07/01/2030 (Callable 01/01/2022)
(Insured by GNMA)	145,000	146,554
4.000%, 01/01/2038 (Callable 01/01/2024)	535,000	571,797
0.570%, 07/01/2041 (SIFMA Municipal Swap
Index + 0.550%) (Callable 07/01/2023)
(Mandatory Tender Date 12/12/2023)
(Insured by GNMA)(2)	370,000	372,122
0.450%, 01/01/2045 (SIFMA Municipal Swap
Index + 0.430%) (Callable 01/01/2023)
(Mandatory Tender Date 07/03/2023)
(Insured by GNMA)(2)	6,595,000	6,611,668
3.500%, 07/01/2046 (Callable 07/01/2025)
(Insured by GNMA)	2,940,000	3,140,949
4.000%, 01/01/2047 (Callable 01/01/2026)
(Insured by GNMA)	195,000	209,002
4.000%, 07/01/2047 (Callable 01/01/2027)
(Insured by GNMA)	385,000	416,716
Moorhead Independent
School District No. 152:
4.000%, 02/01/2022	230,000	234,866
4.000%, 02/01/2023	235,000	247,426
4.000%, 02/01/2024	245,000	266,386
4.000%, 02/01/2025	255,000	284,641
Northern Municipal Power Agency,
5.000%, 01/01/2027 (Callable 01/01/2023)	220,000	234,683
Plymouth Intermediate District No. 287,
5.000%, 05/01/2022	105,000	109,127
Shakopee Independent
School District No. 720:
5.000%, 02/01/2023
(Insured by SD CRED PROG)	675,000	724,513
0.000%, 02/01/2027
(Insured by SD CRED PROG)	6,660,000	6,234,425
St. Cloud Metropolitan Transit Commission,
3.000%, 06/01/2024 (Callable 08/02/2021)	300,000	300,593
University of Minnesota,
5.500%, 07/01/2021 (ETM)	110,000	110,000
Zumbro Education District:
4.000%, 02/01/2023	340,000	357,591
4.000%, 02/01/2025	330,000	365,514
4.000%, 02/01/2027	395,000	453,218
Total Minnesota
(Cost $38,630,793)		39,174,687	2.2%
Mississippi
Brookhaven School District,
3.000%, 08/01/2023 (Insured by AGM)	200,000	210,433
City of Oxford MS,
3.000%, 09/01/2024	250,000	254,349
City of Ridgeland MS:
3.000%, 10/01/2021	725,000	727,841
3.000%, 10/01/2022	1,420,000	1,446,571
3.000%, 10/01/2023	1,335,000	1,387,393
3.000%, 10/01/2024	1,505,000	1,578,359
City of Yazoo MS:
3.000%, 03/01/2025 (Insured by AGM)	125,000	135,635
3.000%, 03/01/2026 (Insured by AGM)	130,000	143,246
Copiah-Lincoln Community College District:
2.000%, 09/01/2022 (Insured by AGM)	165,000	168,322
2.000%, 09/01/2023 (Insured by AGM)	95,000	98,031
2.000%, 09/01/2025 (Insured by AGM)	205,000	215,101
2.000%, 09/01/2026 (Callable 09/01/2025)
(Insured by AGM)	110,000	114,802
County of Lowndes MS,
6.800%, 04/01/2022	50,000	52,269
Marshall County School District,
3.000%, 06/01/2022 (Insured by BAM)	275,000	280,499
Mississippi Business Finance Corp.:
2.500%, 04/01/2022 (Callable 08/02/2021)	1,335,000	1,343,024
3.200%, 09/01/2028 (Callable 03/13/2024)	2,460,000	2,586,005
Mississippi Development Bank:
3.000%, 07/01/2021 (Insured by ST AID)	730,000	730,000
4.000%, 07/01/2022	170,000	176,312
5.000%, 03/01/2024 (Insured by AGM)	50,000	55,996
5.000%, 11/01/2025 (Insured by BAM)	215,000	254,734
Mississippi Home Corp.:
4.000%, 12/01/2048 (Callable 06/01/2028)
(Insured by GNMA)	430,000	473,730
3.500%, 12/01/2049 (Callable 12/01/2028)
(Insured by GNMA)	935,000	1,022,497
Natchez-Adams School District,
5.000%, 02/01/2027	325,000	394,269
State of Mississippi:
5.000%, 10/15/2022	700,000	739,294
5.000%, 10/15/2023	585,000	644,795
5.000%, 10/15/2024	320,000	365,272
5.000%, 10/15/2025	205,000	241,597
5.000%, 10/15/2028 (Callable 10/15/2025)	1,255,000	1,470,483
Total Mississippi
(Cost $17,124,026)		17,310,859	1.0%
Missouri
Arnold Retail Corridor Transportation
Development District,
3.000%, 11/01/2028 (Callable 11/01/2024)	980,000	998,063
City of Berkeley MO,
3.000%, 05/01/2024 (Insured by BAM)	205,000	218,541
City of St. Louis MO,
5.000%, 07/01/2023 (Insured by AGM)	415,000	454,520
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Hanley Road Corridor Transportation
Development District:
1.000%, 10/01/2027	$780,000	$766,721
1.625%, 10/01/2033 (Callable 10/01/2029)	700,000	684,313
2.000%, 10/01/2039 (Callable 10/01/2029)	750,000	731,148
Health & Educational Facilities Authority
of the State of Missouri:
3.000%, 08/01/2021	140,000	140,314
5.000%, 09/01/2021	235,000	236,410
0.000%, 09/01/2022
(ETM) (Insured by NATL)	55,000	54,669
3.000%, 08/01/2023	140,000	147,594
5.000%, 09/01/2023	285,000	307,071
5.000%, 06/01/2024	235,000	267,170
5.000%, 09/01/2024	295,000	327,194
4.000%, 08/01/2025	150,000	169,749
Metropolitan Park and Recreation District,
5.000%, 12/30/2025 (Callable 12/30/2023)	1,000,000	1,114,642
Missouri Housing Development Commission,
3.400%, 11/01/2030 (Callable 11/01/2024)
(Insured by GNMA)	160,000	166,224
Missouri Southern State University:
5.000%, 10/01/2026 (Insured by AGM)	105,000	123,950
5.000%, 10/01/2027 (Insured by AGM)	100,000	120,568
Move Rolla Transportation
Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	230,000	240,620
Neosho R-V School District:
4.000%, 03/01/2022 (Insured by ST AID)	155,000	159,001
4.000%, 03/01/2023 (Insured by ST AID)	170,000	180,914
4.000%, 03/01/2024 (Insured by ST AID)	275,000	300,861
4.000%, 03/01/2025 (Insured by ST AID)	220,000	247,182
4.000%, 03/01/2026 (Insured by ST AID)	510,000	585,788
Riverview Gardens School District,
4.000%, 04/01/2022 (Insured by ST AID)	380,000	391,040
St. Joseph Industrial Development Authority,
3.350%, 01/01/2024	175,000	179,263
St. Louis Land Clearance for
Redevelopment Authority,
4.250%, 06/01/2026	2,040,000	2,213,369
State of Missouri Health &
Educational Facilities Authority:
5.000%, 02/01/2022	265,000	271,966
5.000%, 06/01/2036 (Callable 12/01/2022)
(Mandatory Tender Date 06/01/2023)(1)	195,000	207,675
Trenton School District No. R-IX,
4.000%, 03/01/2022 (Insured by ST AID)	40,000	41,033
Total Missouri
(Cost $11,897,967)		12,047,573	0.7%
Montana
City of Red Lodge MT:
2.000%, 07/01/2021 (Insured by BAM)	210,000	210,000
2.000%, 07/01/2022 (Insured by BAM)	195,000	198,477
2.000%, 07/01/2023 (Insured by BAM)	270,000	278,919
Mizuho Floater/Residual Trust,
0.270%, 06/01/2034
(Optional Put Date 08/04/2021)(1)(3)	4,510,000	4,510,000
Montana Board of Housing:
4.000%, 12/01/2043 (Callable 12/01/2027)	830,000	903,764
4.000%, 06/01/2049 (Callable 12/01/2027)
(Insured by FHA)	945,000	1,029,455
Montana Facility Finance Authority:
5.000%, 01/01/2023	100,000	107,189
4.000%, 07/01/2025	155,000	170,008
5.000%, 07/01/2025	110,000	129,014
4.000%, 07/01/2026	330,000	367,734
Total Montana
(Cost $7,793,015)		7,904,560	0.4%
Nebraska
Central Plains Energy Project,
5.000%, 09/01/2032 (Callable 09/01/2022)	350,000	369,030
Public Power Generation Agency:
5.000%, 01/01/2029 (Callable 01/01/2025)	360,000	413,244
5.000%, 01/01/2031 (Callable 01/01/2025)	625,000	717,116
Scotts Bluff County School District No. 16,
5.000%, 12/01/2026
(Pre-refunded to 05/30/2022)	115,000	120,054
Total Nebraska
(Cost $1,606,576)		1,619,444	0.1%
Nevada
City of Yerington NV,
1.625%, 11/01/2023 (Callable 11/01/2022)	7,000,000	7,066,772
Clark County School District,
5.000%, 06/15/2023	585,000	639,009
County of Clark NV,
5.000%, 07/01/2025	490,000	578,318
Las Vegas Redevelopment Agency,
5.000%, 06/15/2023	250,000	269,962
Nevada Housing Division,
4.000%, 10/01/2049 (Callable 10/01/2028)
(Insured by GNMA)	935,000	1,037,418
Total Nevada
(Cost $9,466,611)		9,591,479	0.5%
New Hampshire
Hollis School District,
2.769%, 06/28/2027
(Callable 07/21/2021)(3)	1,770,801	1,829,768
New Hampshire Business Finance Authority:
4.000%, 01/01/2028 (Callable 01/01/2026)	285,000	331,650
4.000%, 01/01/2029 (Callable 01/01/2026)	300,000	346,928
New Hampshire Health and
Education Facilities Authority,
3.150%, 04/01/2022
(Callable 11/01/2021)(3)	8,900,000	8,923,310
Total New Hampshire
(Cost $11,415,135)		11,431,656	0.6%
New Jersey
Atlantic City Board of Education:
3.400%, 08/15/2021(3)	2,026,000	2,032,608
3.400%, 08/15/2022(3)	2,087,000	2,150,563
3.400%, 08/15/2023(3)	2,171,000	2,288,383
3.400%, 08/15/2024(3)	793,000	852,005
City of Atlantic City NJ:
5.000%, 03/01/2022 (Insured by BAM)	100,000	102,985
5.000%, 03/01/2024 (Insured by BAM)	300,000	334,874
City of Bayonne NJ,
5.000%, 07/15/2022 (Insured by AGM)	475,000	497,971
City of Newark NJ,
5.000%, 10/01/2022 (Insured by ST AID)	700,000	735,334
City of Trenton NJ:
4.000%, 07/15/2022 (Insured by AGM)	500,000	519,278
4.000%, 07/15/2023 (Insured by AGM)	200,000	215,168

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
City of Union City NJ:
5.000%, 11/01/2021 (Insured by ST AID)	$530,000	$537,740
5.000%, 11/01/2022 (Insured by ST AID)	1,505,000	1,592,979
5.000%, 11/01/2023 (Insured by ST AID)	435,000	478,780
County of Hudson NJ,
7.000%, 12/01/2021 (Insured by NATL)	5,280,000	5,424,644
New Jersey Economic
Development Authority:
5.000%, 07/15/2021	100,000	100,150
5.250%, 12/15/2021 (Insured by NATL)	500,000	511,262
4.000%, 01/01/2022	660,000	671,291
0.000%, 07/01/2022
(ETM) (Insured by NATL)	25,000	24,896
5.000%, 07/15/2022	240,000	247,694
4.000%, 01/01/2023	50,000	52,453
5.000%, 06/15/2024	390,000	442,137
0.000%, 07/01/2024
(ETM) (Insured by NATL)	455,000	446,903
5.250%, 07/01/2025 (Insured by NATL)	380,000	451,005
5.000%, 03/01/2026 (Callable 03/01/2023)	1,310,000	1,410,686
5.000%, 06/15/2026 (Callable 06/15/2024)	400,000	453,062
5.000%, 06/15/2027 (Callable 06/15/2024)	1,090,000	1,232,509
5.000%, 03/01/2029 (Callable 03/01/2023)	500,000	536,949
3.125%, 07/01/2029 (Callable 07/01/2027)	935,000	943,567
5.000%, 03/01/2030 (Callable 03/01/2023)	760,000	814,979
4.000%, 07/01/2030 (Callable 08/02/2021)	500,000	501,472
5.000%, 03/01/2031
(Pre-refunded to 09/01/2022)	65,000	68,672
New Jersey Educational Facilities Authority:
5.000%, 07/01/2021	125,000	125,000
5.000%, 07/01/2022 (ETM)	150,000	157,262
New Jersey Health Care Facilities
Financing Authority,
0.080%, 07/01/2038 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	7,190,000	7,190,000
New Jersey Higher Education
Student Assistance Authority,
2.375%, 12/01/2029 (Callable 06/01/2028)	1,950,000	2,037,614
New Jersey Housing &
Mortgage Finance Agency:
1.500%, 09/01/2022
(Mandatory Tender Date 09/01/2021)(1)	4,000,000	4,008,257
4.500%, 10/01/2048 (Callable 10/01/2027)	710,000	798,178
4.750%, 10/01/2050 (Callable 04/01/2028)	1,265,000	1,432,215
New Jersey Transportation
Trust Fund Authority:
5.500%, 12/15/2021 (Insured by AGM)	255,000	261,126
5.000%, 12/15/2023	275,000	306,363
5.250%, 12/15/2023	360,000	403,254
5.000%, 06/15/2024	800,000	905,547
0.000%, 12/15/2024	520,000	506,355
0.000%, 12/15/2026 (Insured by AMBAC)	110,000	102,595
5.000%, 12/15/2026	1,390,000	1,698,062
North Hudson Sewerage Authority:
0.000%, 08/01/2021
(ETM) (Insured by NATL)	60,000	59,988
0.000%, 08/01/2025
(ETM) (Insured by NATL)	25,000	24,032
South Jersey Transportation Authority,
5.000%, 11/01/2029
(Pre-refunded to 11/01/2022)	125,000	132,812
State of New Jersey:
5.000%, 06/01/2025	6,500,000	7,627,900
4.000%, 06/01/2030 (Callable 06/01/2023)	150,000	160,086
Tender Option Bond Trust,
0.100%, 07/01/2025
(Optional Put Date 07/07/2021)(1)(3)	600,000	600,000
Washington Township Municipal
Utilities Authority:
0.000%, 12/15/2021 (Insured by NATL)	100,000	99,712
0.000%, 12/15/2023 (Insured by NATL)	25,000	24,465
Total New Jersey
(Cost $54,278,508)		55,333,822	3.1%
New Mexico
City of Farmington NM,
1.875%, 04/01/2033
(Mandatory Tender Date 10/01/2021)(1)	200,000	200,718
New Mexico Hospital Equipment
Loan Council,
4.750%, 07/01/2022	170,000	173,578
New Mexico Mortgage Finance Authority:
3.500%, 03/01/2045 (Callable 03/01/2026)	30,000	32,407
3.750%, 03/01/2048 (Callable 03/01/2027)
(Insured by GNMA)	240,000	262,321
4.250%, 07/01/2049 (Callable 01/01/2028)	60,000	66,915
3.750%, 01/01/2050 (Callable 01/01/2029)
(Insured by GNMA)	1,820,000	2,011,393
4.250%, 01/01/2050 (Callable 07/01/2028)
(Insured by GNMA)	2,565,000	2,863,805
Total New Mexico
(Cost $5,378,275)		5,611,137	0.3%
New York
Albany Capital Resource Corp.,
5.000%, 05/01/2027 (Callable 05/01/2026)	1,000,000	1,206,525
Albany County Capital Resource Corp.,
2.600%, 07/01/2025	970,000	955,127
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021)(3)	990,069	1,008,430
City of New York NY:
5.000%, 08/01/2022	185,000	194,720
5.000%, 10/01/2022
(Pre-refunded to 10/01/2021)	190,000	192,276
5.000%, 08/01/2038 (Callable 08/01/2023)
(Mandatory Tender Date 02/01/2024)(1)	5,500,000	6,009,622
0.140%, 04/01/2042 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	12,500,000	12,500,000
City of Plattsburgh NY,
5.000%, 06/15/2026 (Insured by AGM)	495,000	591,377
City of Poughkeepsie NY:
4.000%, 04/15/2024	280,000	298,653
4.000%, 04/15/2026	450,000	489,677
County of Nassau NY,
5.000%, 04/01/2026
(Pre-refunded to 04/01/2024)	13,660,000	15,419,170
County of Rockland NY,
5.000%, 03/01/2023 (Insured by AGM)	415,000	447,741
County of Suffolk NY:
2.000%, 07/22/2021	9,000,000	9,009,312
5.000%, 05/01/2023	2,845,000	3,045,372
5.000%, 05/01/2027 (Callable 05/01/2024)	500,000	555,292
Geneva Development Corp.:
5.000%, 09/01/2023
(Pre-refunded to 09/01/2022)	450,000	475,206
5.000%, 09/01/2023 (ETM)	30,000	33,087
5.000%, 09/01/2024
(Pre-refunded to 09/01/2023)	50,000	55,145

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Hempstead Town Local Development Corp.,
5.000%, 07/01/2025
(Callable 07/01/2023)	$815,000	$890,779
Housing Development Corp.,
2.000%, 11/01/2057 (Callable 07/16/2021)
(Mandatory Tender Date 12/31/2021)(1)	1,545,000	1,552,870
Huntington Local Development Corp.,
4.000%, 07/01/2027	4,950,000	5,253,356
Long Island Power Authority:
0.820%, 05/01/2033 (1 Month LIBOR
USD + 0.750%) (Callable 10/01/2022)
(Mandatory Tender Date 10/01/2023)(2)	5,560,000	5,578,435
1.650%, 09/01/2049 (Callable 03/01/2024)
(Mandatory Tender Date 09/01/2024)(1)	1,805,000	1,862,542
Metropolitan Transportation Authority:
5.000%, 09/01/2021	4,515,000	4,550,219
5.000%, 11/15/2021	1,075,000	1,093,516
4.000%, 02/01/2022	1,565,000	1,598,792
5.000%, 03/01/2022	445,000	459,041
5.000%, 05/15/2022	525,000	546,719
5.000%, 09/01/2022	3,250,000	3,428,082
5.000%, 11/15/2023	150,000	166,142
0.617%, 11/01/2030
(1 Month LIBOR USD + 0.550%)
(Mandatory Tender Date 11/01/2022)(2)	2,850,000	2,863,392
5.000%, 11/15/2048
(Mandatory Tender Date 11/15/2022)(1)	1,050,000	1,112,148
New York City Housing Development Corp.:
2.950%, 11/01/2045 (Callable 05/01/2025)
(Mandatory Tender Date 02/01/2026)
(Insured by FNMA)(1)	225,000	242,663
2.750%, 05/01/2050 (Callable 12/01/2022)
(Mandatory Tender Date 12/29/2023)(1)	300,000	310,112
2.100%, 11/01/2058 (Callable 02/01/2022)
(Mandatory Tender Date 07/03/2023)(1)	330,000	333,424
0.700%, 11/01/2060 (Callable 05/01/2023)
(Mandatory Tender Date 05/01/2025)(1)	5,090,000	5,096,845
New York Liberty Development Corp.:
0.270%, 10/01/2035
(Optional Put Date 07/07/2021)(1)(3)	3,750,000	3,750,000
0.270%, 10/01/2035
(Optional Put Date 07/07/2021)(1)(3)	3,464,000	3,464,000
New York State Dormitory Authority:
5.000%, 12/15/2021	55,000	56,215
5.000%, 07/01/2028 (Callable 07/01/2025)	505,000	588,000
5.000%, 05/01/2048 (Callable 11/01/2025)
(Mandatory Tender Date 05/01/2026)(1)	2,375,000	2,809,460
New York State Housing Finance Agency:
1.600%, 11/01/2024 (Callable 12/01/2021)	5,815,000	5,848,490
0.750%, 11/01/2025 (Callable 01/01/2022)	5,000,000	5,008,100
New York Transportation Development Corp.,
5.000%, 12/01/2027	900,000	1,131,122
Oneida County Local Development Corp.,
5.000%, 12/01/2029 (Callable 12/01/2023)
(Insured by AGM)	715,000	784,241
St. Lawrence County Industrial
Development Agency:
5.000%, 07/01/2025 (Callable 01/01/2023)	235,000	249,931
5.000%, 07/01/2026	315,000	379,007
5.000%, 07/01/2027 (Callable 01/01/2023)	315,000	334,627
5.000%, 07/01/2027 (Callable 07/01/2026)	175,000	209,464
State of New York Mortgage Agency:
3.500%, 10/01/2043 (Callable 04/01/2023)	125,000	131,293
4.000%, 10/01/2046 (Callable 04/01/2025)	240,000	255,783
Suffolk County Economic
Development Corp.,
5.000%, 07/01/2028
(Callable 07/01/2021)	3,365,000	3,365,000
Town of Oyster Bay NY:
3.000%, 02/01/2022	3,285,000	3,331,790
4.000%, 02/15/2026 (Insured by BAM)	95,000	109,614
Triborough Bridge & Tunnel Authority:
0.567%, 11/15/2027 (1 Month LIBOR
USD + 0.500%) (Callable 08/02/2021)
(Mandatory Tender Date 11/15/2021)(2)	2,800,000	2,801,019
0.413%, 01/01/2032
(SOFR + 0.380%) (Callable 11/01/2023)
(Mandatory Tender Date 02/01/2024)(2)	2,575,000	2,573,769
Utility Debt Securitization Authority,
5.000%, 12/15/2025 (Callable 12/15/2023)	210,000	234,409
Total New York
(Cost $125,337,182)		126,841,143	7.1%
North Carolina
Durham Housing Authority,
5.000%, 12/01/2035
(Pre-refunded to 12/01/2022)	260,000	276,361
North Carolina Capital Facilities
Finance Agency,
5.000%, 06/01/2022 (Insured by AGC)	100,000	104,089
North Carolina Eastern Municipal
Power Agency,
6.000%, 01/01/2022 (ETM)	155,000	159,521
North Carolina Housing Finance Agency:
4.000%, 07/01/2048 (Callable 07/01/2027)
(Insured by GNMA)	310,000	340,530
4.000%, 01/01/2050 (Callable 07/01/2028)	1,630,000	1,814,448
4.000%, 07/01/2050 (Callable 07/01/2029)	3,180,000	3,573,221
North Carolina Medical Care Commission:
4.000%, 10/01/2027	600,000	714,346
4.000%, 06/01/2030 (Callable 06/01/2026)	250,000	282,581
2.200%, 12/01/2048 (Callable 06/01/2022)
(Mandatory Tender Date 12/01/2022)(1)	1,845,000	1,876,469
State of North Carolina,
5.000%, 05/01/2024 (Callable 05/01/2023)	1,250,000	1,357,857
University of North Carolina at Chapel Hill,
0.467%, 12/01/2041 (1 Month LIBOR
USD + 0.400%) (Callable 03/09/2022)
(Mandatory Tender Date 11/09/2022)(2)	5,000,000	5,011,374
Total North Carolina
(Cost $15,192,168)		15,510,797	0.9%
North Dakota
Cass County Joint Water Resource District,
0.480%, 05/01/2024 (Callable 11/01/2022)	5,200,000	5,189,604
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)	1,150,000	1,163,633
City of Horace ND:
1.900%, 08/01/2022 (Callable 08/02/2021)	1,325,000	1,326,390
0.650%, 08/01/2023
(Callable 08/01/2022)(6)	2,960,000	2,960,394
3.000%, 05/01/2025	250,000	267,807
3.000%, 05/01/2026	335,000	362,388
3.000%, 05/01/2027 (Callable 05/01/2026)	265,000	284,020
City of Mandan ND,
2.750%, 09/01/2041 (Callable 08/02/2021)	295,000	295,102
City of Watford City ND:
3.000%, 12/01/2021 (Insured by AGM)	1,980,000	1,998,706
3.000%, 12/01/2023 (Insured by AGM)	1,825,000	1,911,824

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
City of West Fargo ND:
5.000%, 05/01/2022	$200,000	$207,895
4.000%, 05/01/2024	900,000	989,992
City of Williston ND,
4.250%, 07/15/2025 (Callable 07/15/2022)	775,000	802,776
County of Burleigh ND:
4.000%, 11/01/2021	1,000,000	1,010,402
2.750%, 02/01/2022 (Callable 07/21/2021)	10,000,000	10,004,145
4.000%, 11/01/2029 (Pre-refunded to
11/01/2022) (Insured by AGM)	400,000	420,242
4.500%, 07/01/2032
(Pre-refunded to 07/01/2022)	360,000	374,527
County of McKenzie ND:
5.000%, 08/01/2022	1,000,000	1,043,289
5.000%, 08/01/2023	2,300,000	2,488,095
County of Ward ND,
4.000%, 04/01/2024 (Callable 04/01/2023)
(Insured by AGM)	400,000	424,806
Jamestown Park District,
2.900%, 07/01/2035 (Callable 07/16/2021)	785,000	785,388
North Dakota Housing Finance Agency:
4.000%, 07/01/2048 (Callable 01/01/2027)	545,000	595,139
4.000%, 01/01/2051 (Callable 07/01/2029)	2,490,000	2,797,158
Williston Parks & Recreation District:
4.500%, 03/01/2025 (Callable 07/16/2021)	300,000	300,044
4.625%, 03/01/2026 (Callable 07/16/2021)	2,620,000	2,620,456
Williston Public School District No. 1,
3.000%, 08/01/2026 (Callable 08/01/2024)
(Insured by SD CRED PROG)	1,015,000	1,076,458
Total North Dakota
(Cost $41,243,243)		41,700,680	2.3%
Ohio
Akron Bath Copley Joint Township
Hospital District,
5.000%, 11/15/2028	460,000	579,373
Alliance City School District,
2.500%, 12/01/2022
(Insured by SD CRED PROG)	200,000	206,417
City of Huron OH,
3.125%, 12/01/2024	325,000	337,164
City of Lorain OH:
3.000%, 12/01/2021 (Insured by BAM)	110,000	111,219
3.000%, 12/01/2022 (Insured by BAM)	185,000	191,946
3.000%, 12/01/2023 (Insured by BAM)	185,000	196,312
3.000%, 12/01/2024 (Insured by BAM)	130,000	140,725
3.000%, 12/01/2025 (Insured by BAM)	135,000	146,003
3.000%, 12/01/2026 (Insured by BAM)	135,000	146,683
City of Middleburg Heights OH:
4.000%, 08/01/2025	165,000	186,474
5.000%, 08/01/2026	270,000	324,570
5.000%, 08/01/2027	280,000	344,152
5.250%, 08/01/2041 (Callable 08/01/2021)	1,900,000	1,907,879
City of St. Clairsville OH,
4.000%, 12/01/2023 (Insured by BAM)	340,000	369,115
City of Tiffin OH,
2.500%, 12/01/2024 (Callable 12/01/2023)	250,000	262,557
Cleveland-Cuyahoga County Port Authority,
5.000%, 08/01/2026 (Callable 08/01/2024)	525,000	591,121
County of Franklin OH:
5.000%, 05/15/2030 (Callable 05/15/2023)	270,000	293,035
0.450%, 05/15/2050 (SIFMA Municipal Swap
Index + 0.430%) (Callable 08/02/2021)
(Mandatory Tender Date 11/15/2021)(2)	500,000	500,032
County of Gallia OH,
8.000%, 07/01/2042
(Pre-refunded to 07/01/2022)	540,000	579,235
County of Holmes OH,
3.000%, 12/01/2022 (Callable 08/02/2021)
(Insured by AGM)	130,000	131,507
County of Montgomery OH:
5.000%, 11/15/2024	1,460,000	1,666,483
5.000%, 11/15/2025	2,500,000	2,943,094
5.000%, 11/15/2027	2,000,000	2,477,252
Cuyahoga Metropolitan Housing Authority:
3.000%, 12/01/2022	245,000	253,316
4.000%, 12/01/2023	310,000	334,442
4.000%, 12/01/2024	335,000	370,349
4.000%, 12/01/2025	335,000	377,931
Euclid City School District:
4.000%, 12/01/2023 (Insured by BAM)	130,000	141,067
4.000%, 12/01/2025 (Insured by BAM)	65,000	74,084
4.000%, 12/01/2026 (Insured by BAM)	100,000	116,129
Great Oaks Career Campuses
Board of Education,
4.000%, 12/01/2022	400,000	421,709
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2023	145,000	161,378
Groveport-Madison Local School District,
4.000%, 12/01/2024 (Callable 12/01/2022)
(Insured by BAM)	50,000	52,457
Miami University,
4.000%, 09/01/2027 (Callable 09/01/2022)	160,000	166,440
Northeast Ohio Medical University,
5.000%, 12/01/2025	125,000	145,870
Norton City School District,
4.000%, 11/01/2026 (Callable 11/01/2023)
(Insured by SD CRED PROG)	430,000	465,538
Ohio Higher Educational Facility Commission:
5.000%, 11/01/2023	580,000	639,798
5.000%, 05/01/2024	705,000	792,537
5.000%, 05/01/2024	415,000	466,529
5.000%, 03/01/2025	655,000	730,343
5.000%, 05/01/2025	595,000	691,875
5.000%, 05/01/2025	455,000	529,081
5.000%, 05/01/2026 (Callable 05/01/2025)	750,000	868,887
Ohio Housing Finance Agency:
4.000%, 03/01/2047 (Callable 09/01/2025)
(Insured by GNMA)	90,000	96,648
3.750%, 09/01/2050 (Callable 03/01/2029)
(Insured by GNMA)	1,945,000	2,176,825
Ohio Turnpike & Infrastructure Commission,
5.500%, 02/15/2024	1,185,000	1,286,251
Oregon City School District,
0.000%, 12/01/2021	245,000	244,687
Port of Greater Cincinnati
Development Authority:
3.000%, 05/01/2023 (Callable 05/01/2022)	5,705,000	5,711,738
3.125%, 11/15/2023	305,000	313,641
5.000%, 04/01/2026	175,000	209,975
5.000%, 04/01/2027	250,000	306,873
4.000%, 11/15/2028	770,000	861,507
State of Ohio,
5.000%, 04/01/2029 (Callable 04/01/2023)	25,000	27,010
Toledo OH,
5.000%, 12/01/2022	150,000	158,760
Troy City School District,
2.050%, 12/01/2023 (Callable 12/01/2022)	130,000	133,077

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Village of Cuyahoga Heights OH:
4.000%, 12/01/2023 (Insured by AGM)	$95,000	$102,490
4.000%, 12/01/2024 (Insured by AGM)	100,000	110,659
Wauseon Exempted Village School District,
0.000%, 12/01/2021
(Insured by SD CRED PROG)	400,000	399,324
Total Ohio
(Cost $33,795,587)		34,571,573	1.9%
Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	215,000	222,534
City of Midwest City OK,
3.000%, 06/01/2023	485,000	509,919
Custer County Economic
Development Authority:
4.000%, 12/01/2021	415,000	421,243
4.000%, 12/01/2023	450,000	485,480
Elk City Industrial Authority,
3.000%, 05/01/2022	105,000	107,297
Grady County School Finance Authority:
5.000%, 12/01/2026	1,015,000	1,229,773
5.000%, 12/01/2027 (Callable 12/01/2026)	1,065,000	1,286,821
Kingfisher County Educational
Facilities Authority,
3.000%, 03/01/2023	385,000	401,480
Muskogee Industrial Trust,
5.000%, 09/01/2021	1,000,000	1,007,140
Oklahoma County Finance Authority,
5.000%, 09/01/2024	350,000	398,457
Oklahoma Development Finance Authority:
4.000%, 08/01/2021	425,000	426,084
4.000%, 08/01/2022	535,000	553,246
5.000%, 08/01/2023	485,000	523,618
2.600%, 03/01/2024	1,000,000	1,012,360
5.000%, 08/01/2024	585,000	651,132
0.100%, 08/15/2031 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	12,500,000	12,500,000
Oklahoma Municipal Power Authority,
0.410%, 01/01/2023 (SIFMA Municipal
Swap Index + 0.390%)(2)	140,000	139,994
Oklahoma Water Resources Board,
5.000%, 04/01/2023	750,000	813,324
Purcell Public Works Authority:
5.000%, 03/01/2024	250,000	278,568
5.000%, 03/01/2025	200,000	230,454
5.000%, 03/01/2026	435,000	516,462
5.000%, 03/01/2027	880,000	1,072,999
5.000%, 03/01/2030 (Callable 03/01/2028)	500,000	623,871
Texas County Development Authority,
4.000%, 12/01/2023	675,000	726,870
Tulsa County Industrial Authority,
5.000%, 09/01/2024	400,000	456,736
Tulsa Industrial Authority,
5.000%, 10/01/2023	790,000	849,031
University of Oklahoma,
5.000%, 07/01/2029 (Callable 07/01/2026)	3,515,000	4,191,385
Total Oklahoma
(Cost $31,343,005)		31,636,278	1.8%
Oregon
Columbia County School District No. 502:
0.000%, 06/15/2027
(Insured by SCH BD GTY)(7)	540,000	644,243
0.000%, 06/15/2028
(Insured by SCH BD GTY)(7)	740,000	905,158
0.000%, 06/15/2029
(Insured by SCH BD GTY)(7)	835,000	1,044,061
County of Yamhill OR:
4.000%, 10/01/2022	500,000	521,221
4.000%, 10/01/2023	425,000	456,672
4.000%, 10/01/2024	425,000	468,688
Oregon State Business
Development Commission,
2.400%, 12/01/2040
(Mandatory Tender Date 08/14/2023)(1)	100,000	104,145
State of Oregon,
4.000%, 12/01/2048 (Callable 12/01/2026)	695,000	754,283
State of Oregon Housing &
Community Services Department:
3.500%, 07/01/2032 (Callable 07/01/2026)	1,655,000	1,774,981
3.875%, 01/01/2033 (Callable 07/01/2024)	285,000	304,155
3.500%, 07/01/2036 (Callable 01/01/2025)	80,000	84,313
4.500%, 01/01/2049 (Callable 07/01/2027)	1,380,000	1,514,715
4.500%, 07/01/2049 (Callable 07/01/2027)	365,000	403,022
Yamhill County Hospital Authority,
1.750%, 11/15/2026 (Callable 05/15/2022)	1,000,000	1,001,283
Total Oregon
(Cost $9,773,165)		9,980,940	0.6%
Pennsylvania
Abington Heights School District
Lackawanna County,
2.000%, 03/15/2023 (Callable 08/02/2021)
(Insured by ST AID)	195,000	195,235
Aliquippa Municipal Water Authority,
2.000%, 11/15/2023 (Callable 11/15/2022)
(Insured by BAM)	250,000	255,298
Allegheny County Higher Education
Building Authority,
5.000%, 03/01/2023 (Callable 08/02/2021)	250,000	250,934
Allegheny County Hospital
Development Authority:
5.000%, 07/15/2021	2,525,000	2,529,441
4.125%, 10/15/2026 (Callable 10/15/2021)	65,000	65,739
Blacklick Valley School District:
5.000%, 11/15/2021 (Insured by AGM)	170,000	172,935
5.000%, 11/15/2022 (Insured by AGM)	175,000	186,147
5.000%, 11/15/2023 (Insured by AGM)	190,000	211,087
5.000%, 11/15/2024 (Insured by AGM)	200,000	230,745
Borough of Economy PA:
2.000%, 12/15/2023(6)	205,000	212,304
2.000%, 12/15/2024(6)	215,000	224,712
Borough of Lewistown PA:
4.000%, 09/01/2022 (Insured by AGM)	265,000	276,618
4.000%, 09/01/2023 (Insured by AGM)	315,000	339,227
4.000%, 09/01/2024 (Insured by AGM)	100,000	110,881
Bucks County Industrial
Development Authority,
5.000%, 07/01/2025	350,000	398,881
Caernarvon Township Authority:
4.000%, 09/01/2023 (Insured by AGM)	100,000	107,804
4.000%, 09/01/2024 (Insured by AGM)	140,000	155,935
4.000%, 09/01/2025 (Callable 09/01/2024)
(Insured by AGM)	100,000	110,824
4.000%, 09/01/2026 (Callable 09/01/2024)
(Insured by AGM)	150,000	165,916
4.000%, 09/01/2027 (Callable 09/01/2024)
(Insured by AGM)	130,000	143,725

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Caernarvon Township Authority: (cont.)
4.000%, 09/01/2028 (Callable 09/01/2024)
(Insured by AGM)	$165,000	$182,489
4.000%, 09/01/2029 (Callable 09/01/2024)
(Insured by AGM)	170,000	188,051
4.000%, 09/01/2030 (Callable 09/01/2024)
(Insured by AGM)	175,000	193,589
4.000%, 09/01/2032 (Callable 09/01/2024)
(Insured by AGM)	375,000	413,946
Carmichaels Area School District:
4.000%, 09/01/2022 (Insured by BAM)	100,000	103,775
4.000%, 09/01/2023 (Insured by BAM)	155,000	166,921
4.000%, 09/01/2024 (Insured by BAM)	220,000	243,938
Centennial School District Bucks County,
5.000%, 12/15/2022 (Insured by ST AID)	50,000	53,497
Central Bradford Progress Authority,
5.000%, 12/01/2026
(Pre-refunded to 12/01/2021)	415,000	423,324
City of Altoona PA,
4.000%, 08/01/2027 (Insured by AGM)	110,000	129,315
City of Bradford PA:
2.500%, 11/01/2025 (Insured by AGM)	395,000	419,295
3.500%, 11/01/2028 (Callable 11/01/2025)
(Insured by AGM)	385,000	424,805
City of Erie Higher Education
Building Authority:
5.000%, 05/01/2025	160,000	183,953
5.000%, 05/01/2027	225,000	269,280
City of Pittston PA:
1.000%, 11/15/2022 (Insured by BAM)	100,000	101,033
4.000%, 11/15/2023 (Insured by BAM)	175,000	188,219
4.000%, 11/15/2024 (Insured by BAM)	265,000	291,256
4.000%, 11/15/2025 (Insured by BAM)	275,000	308,325
4.000%, 11/15/2026 (Callable 11/15/2025)
(Insured by BAM)	240,000	267,731
4.000%, 11/15/2027 (Callable 11/15/2025)
(Insured by BAM)	125,000	139,294
City of Wilkes-Barre PA:
4.000%, 11/15/2025 (Insured by BAM)	200,000	224,146
4.000%, 11/15/2026 (Insured by BAM)	595,000	678,624
4.000%, 11/15/2027 (Insured by BAM)	1,000,000	1,153,999
City of York PA,
5.000%, 11/15/2025	1,505,000	1,731,202
Coatesville School District,
5.000%, 08/01/2023 (Insured by AGM)	150,000	164,324
Commonwealth Financing Authority:
5.000%, 06/01/2022	265,000	276,460
5.000%, 06/01/2023	225,000	245,549
Commonwealth of Pennsylvania,
3.750%, 10/01/2021 (Callable 08/02/2021)	175,000	175,454
County of Allegheny PA,
0.668%, 11/01/2026 (3 Month LIBOR
USD + 0.550%) (Callable 08/02/2021)
(Insured by AGM)(2)	830,000	833,077
County of McKean PA:
4.000%, 11/01/2022 (Insured by BAM)	120,000	125,427
4.000%, 11/01/2023 (Insured by BAM)	395,000	427,549
Crawford Central School District:
4.000%, 02/15/2022 (Insured by BAM)	275,000	281,276
4.000%, 02/15/2024 (Insured by BAM)	1,505,000	1,649,316
4.000%, 02/15/2025 (Insured by BAM)	2,455,000	2,764,533
Cumberland County Municipal Authority:
5.000%, 01/01/2029
(Pre-refunded to 01/01/2025)	190,000	219,605
5.000%, 01/01/2029 (Callable 01/01/2025)	935,000	1,053,929
Delaware Valley Regional Finance Authority:
0.550%, 09/01/2048
(SIFMA Municipal Swap Index + 0.530%)
(Callable 09/01/2022)
(Mandatory Tender Date 09/01/2023)(2)	5,000,000	4,994,859
0.827%, 09/01/2048 (1 Month LIBOR
USD + 0.760%) (Callable 09/01/2023)
(Mandatory Tender Date 09/01/2024)(2)	2,000,000	1,998,701
0.947%, 09/01/2048 (1 Month LIBOR
USD + 0.880%) (Callable 09/01/2024)
(Mandatory Tender Date 09/01/2025)(2)	2,000,000	2,006,725
East Allegheny School District,
0.000%, 11/15/2021 (Insured by AGM)	480,000	479,099
East Hempfield Township Industrial
Development Authority,
5.000%, 07/01/2029 (Callable 07/01/2024)	1,730,000	1,967,972
Easton Area School District,
4.000%, 04/01/2030 (Callable 10/01/2024)
(Insured by ST AID)	1,150,000	1,283,933
Elizabeth Forward School District,
0.000%, 09/01/2022
(ETM) (Insured by NATL)	250,000	248,927
Erie City Water Authority,
4.000%, 12/01/2025 (Pre-refunded to
12/01/2022) (Insured by AGM)	385,000	405,139
Greater Hazleton Joint Sewer Authority:
4.000%, 05/15/2022 (Insured by BAM)	255,000	263,369
4.000%, 05/15/2023 (Insured by BAM)	460,000	489,885
4.000%, 05/15/2024 (Insured by BAM)	325,000	356,727
4.000%, 05/15/2025 (Insured by BAM)	255,000	286,644
Hamburg Area School District,
4.000%, 04/01/2024 (Insured by ST AID)	845,000	929,664
Hazleton Area School District,
4.000%, 03/01/2025 (Insured by BAM)	430,000	477,007
Lackawanna County Industrial
Development Authority,
5.000%, 11/01/2021	450,000	456,815
Lancaster City Parking Authority,
3.000%, 12/01/2027 (Insured by BAM)	645,000	712,094
Lancaster Higher Education Authority,
5.000%, 10/01/2022 (Insured by BAM)	35,000	37,101
Lancaster Industrial Development Authority,
5.000%, 05/01/2022 (ETM)	45,000	46,803
Latrobe Industrial Development Authority:
5.000%, 03/01/2027	295,000	346,887
5.000%, 03/01/2028	115,000	137,185
5.000%, 03/01/2029	150,000	180,760
5.000%, 03/01/2030	125,000	151,810
Lehigh County Industrial
Development Authority,
1.800%, 09/01/2029
(Mandatory Tender Date 09/01/2022)(1)	5,090,000	5,175,290
Lycoming County Authority:
2.000%, 11/01/2035
(Mandatory Tender Date 11/01/2022)(1)	1,000,000	1,000,000
4.000%, 11/01/2043
(Mandatory Tender Date 05/01/2024)(1)	1,260,000	1,325,070
Montgomery County Higher Education
& Health Authority,
1.125%, 05/01/2036
(Mandatory Tender Date 05/01/2023)(7)	1,300,000	1,299,122
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Montgomery County Industrial
Development Authority:
4.000%, 12/01/2021	$100,000	$101,433
4.000%, 12/01/2022	90,000	94,346
4.000%, 12/01/2023	125,000	135,075
4.000%, 12/01/2024	200,000	222,104
4.000%, 12/01/2025	200,000	227,393
North East School District,
2.000%, 09/01/2021 (Callable 08/02/2021)
(Insured by BAM)	445,000	445,573
North Penn Water Authority,
0.580%, 11/01/2024
(SIFMA Municipal Swap Index + 0.560%)
(Callable 11/01/2023)(2)	845,000	849,931
North Pocono School District,
4.000%, 03/15/2024 (Insured by BAM)	230,000	252,701
Northampton County General
Purpose Authority:
5.000%, 10/01/2021	100,000	101,029
1.110%, 08/15/2048 (1 Month LIBOR
USD + 1.040%) (Callable 02/15/2023)
(Mandatory Tender Date 08/15/2024)(2)	75,000	75,447
Octorara Area School District,
4.000%, 04/01/2025 (Insured by AGM)	355,000	398,305
Palmyra Area School District,
5.000%, 06/01/2030 (Callable 06/01/2025)
(Insured by ST AID)	400,000	468,560
Pennsylvania Economic Development
Financing Authority,
2.800%, 12/01/2033
(Mandatory Tender Date 12/01/2021)(1)	720,000	727,864
Pennsylvania Higher Educational
Facilities Authority:
5.000%, 08/15/2024
(Pre-refunded to 08/15/2021)	185,000	186,082
5.000%, 05/01/2025	575,000	670,758
5.000%, 05/01/2026	570,000	684,697
Pennsylvania Housing Finance Agency:
2.450%, 07/01/2022
(Mandatory Tender Date 07/01/2021)(1)	2,525,000	2,525,000
3.700%, 10/01/2042 (Callable 10/01/2021)	155,000	155,883
4.000%, 10/01/2046 (Callable 04/01/2026)	130,000	139,692
4.000%, 10/01/2049 (Callable 10/01/2028)	5,560,000	6,010,497
Pennsylvania Turnpike Commission:
1.000%, 12/01/2021
(SIFMA Municipal Swap Index + 0.980%)
(Callable 07/14/2021)(2)	1,010,000	1,010,296
5.000%, 12/01/2022	50,000	53,397
0.000%, 12/01/2023	85,000	83,518
0.720%, 12/01/2023
(SIFMA Municipal Swap Index + 0.700%)
(Callable 12/01/2022)(2)	2,150,000	2,162,247
5.000%, 12/01/2028(7)	360,000	436,273
Perkasie Regional Authority,
4.000%, 02/01/2023 (Insured by BAM)	460,000	485,221
Philadelphia Authority for
Industrial Development,
5.000%, 10/01/2026	475,000	569,777
Pittsburgh School District,
5.000%, 09/01/2027 (Insured by ST AID)	410,000	515,199
Pittsburgh Water & Sewer Authority,
0.670%, 09/01/2040 (1 Month LIBOR
USD + 0.650%) (Callable 06/01/2023)
(Mandatory Tender Date 12/01/2023)
(Insured by AGM)(2)	11,000,000	11,100,492
Pottsville Area School District:
1.000%, 05/15/2023 (Insured by BAM)	125,000	125,966
4.000%, 05/15/2024 (Insured by BAM)	200,000	219,104
4.000%, 05/15/2025 (Insured by BAM)	180,000	201,531
4.000%, 05/15/2026 (Insured by BAM)	185,000	210,887
Public Parking Authority Of Pittsburgh,
5.000%, 12/01/2026 (Callable 06/01/2025)	415,000	485,572
Reading School District:
4.000%, 04/01/2023 (Insured by BAM)	160,000	169,703
4.000%, 04/01/2023 (Insured by BAM)	565,000	599,264
5.000%, 04/01/2023 (Insured by BAM)	750,000	807,416
4.000%, 04/01/2024 (Insured by BAM)	615,000	671,302
5.000%, 04/01/2024 (Insured by BAM)	2,250,000	2,520,438
Riverside School District:
1.000%, 10/15/2021 (Insured by BAM)(6)	60,000	60,088
2.000%, 10/15/2022 (Insured by BAM)(6)	415,000	423,293
4.000%, 10/15/2024 (Insured by BAM)(6)	625,000	694,116
Sayre Area School District:
3.000%, 05/15/2022 (Insured by BAM)	25,000	25,533
3.000%, 05/15/2024 (Insured by BAM)	25,000	26,730
Sayre Health Care Facilities Authority,
0.870%, 12/01/2024 (3 Month LIBOR
USD + 0.780%) (Callable 08/02/2021)(2)	200,000	200,299
School District of Philadelphia:
5.000%, 06/01/2024	535,000	602,222
5.000%, 09/01/2025 (Insured by ST AID)	135,000	159,362
5.000%, 09/01/2025 (Insured by ST AID)	500,000	590,231
5.000%, 09/01/2026 (Insured by ST AID)	1,000,000	1,216,642
School District of Reading,
5.000%, 03/01/2024 (Insured by AGM)	100,000	111,681
School District of the City of Erie:
5.000%, 04/01/2023 (Insured by AGM)	265,000	285,287
5.000%, 04/01/2024 (Insured by AGM)	230,000	256,975
5.000%, 04/01/2024 (Insured by AGM)	250,000	279,321
Scranton School District,
0.918%, 04/01/2031 (1 Month LIBOR
USD + 0.850%) (Callable 12/01/2022)
(Mandatory Tender Date 06/01/2023)
(Insured by ST AID)(2)	4,700,000	4,723,444
Scranton-Lackawanna Health
and Welfare Authority:
5.000%, 11/01/2023	35,000	38,608
5.000%, 11/01/2025	40,000	47,205
State Public School Building Authority:
5.000%, 12/01/2027 (Callable 12/01/2026)
(Insured by AGM)	1,090,000	1,344,604
0.000%, 05/15/2028 (Insured by NATL)	2,075,000	1,857,575
Steel Valley School District:
3.000%, 11/01/2021 (Insured by BAM)	50,000	50,396
4.000%, 11/01/2022 (Insured by BAM)	190,000	198,359
4.000%, 11/01/2024 (Insured by BAM)	260,000	289,589
4.000%, 11/01/2024 (Insured by BAM)	50,000	55,690
4.000%, 11/01/2025 (Insured by BAM)	270,000	305,426
4.000%, 11/01/2025 (Insured by BAM)	50,000	56,560
4.000%, 11/01/2026 (Insured by BAM)	280,000	321,957
Township of Hampton PA,
5.900%, 02/01/2023	125,000	135,028
Township of North Fayette PA,
4.000%, 04/15/2025 (Callable 04/15/2024)	210,000	231,312
University of Pittsburgh-of the Commonwealth
System of Higher Education,
0.380%, 02/15/2024
(SIFMA Municipal Swap Index + 0.360%)
(Callable 08/15/2023)(2)	2,500,000	2,511,895

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Westmoreland County Industrial
Development Authority:
4.000%, 07/01/2023	$375,000	$401,370
4.000%, 07/01/2024	450,000	495,694
4.000%, 07/01/2025	550,000	621,059
4.000%, 07/01/2026	625,000	721,144
Westmoreland County Municipal Authority,
0.000%, 08/15/2023 (ETM)	220,000	217,454
Wilkes-Barre Finance Authority,
5.000%, 11/01/2024	40,000	45,728
York City School District,
4.000%, 05/01/2025 (Insured by BAM)	3,070,000	3,458,950
Total Pennsylvania
(Cost $108,098,119)		110,059,282	6.1%
Puerto Rico
Puerto Rico Highway &
Transportation Authority,
4.600%, 07/01/2022
(ETM) (Insured by NATL)	25,000	26,072
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	225,000	242,589
6.000%, 08/01/2026
(ETM) (Insured by AGC)	470,000	594,385
Total Puerto Rico
(Cost $816,124)		863,046	0.0%
Rhode Island
Rhode Island Health and Educational
Building Corp.,
0.020%, 06/01/2035
(Optional Put Date 07/01/2021)(1)	2,840,000	2,840,000
Rhode Island Housing &
Mortgage Finance Corp.:
0.450%, 10/01/2040 (Callable 04/01/2022)
(Mandatory Tender Date 10/01/2023)(1)	3,250,000	3,251,364
3.500%, 10/01/2046 (Callable 04/01/2025)	20,000	20,577
3.750%, 10/01/2049 (Callable 04/01/2029)
(Insured by GNMA)	2,155,000	2,377,622
State of Rhode Island,
5.000%, 11/01/2031 (Callable 11/01/2028)	1,585,000	2,023,615
Total Rhode Island
(Cost $10,434,521)		10,513,178	0.6%
South Carolina
Barnwell Facilities Corp.:
5.000%, 09/01/2023 (Insured by BAM)	285,000	313,051
5.000%, 09/01/2024 (Insured by BAM)	280,000	319,240
City of Myrtle Beach SC,
5.000%, 10/01/2027 (Callable 10/01/2026)	1,000,000	1,204,853
City of Walhalla SC,
5.000%, 06/01/2023 (Insured by BAM)	320,000	348,323
Greenville Health System,
5.000%, 05/01/2026 (Callable 05/01/2022)	1,120,000	1,164,405
Greenwood Fifty School Facilities, Inc.,
5.000%, 12/01/2027 (Callable 06/01/2026)
(Insured by BAM)	1,125,000	1,353,789
Patriots Energy Group Financing Agency,
0.927%, 10/01/2048 (1 Month LIBOR
USD + 0.860%) (Callable 11/01/2023)
(Mandatory Tender Date 02/01/2024)(2)	1,500,000	1,513,629
Piedmont Municipal Power Agency:
5.375%, 01/01/2025
(ETM) (Insured by NATL)	225,000	260,854
5.000%, 01/01/2029 (Callable 01/01/2025)	1,000,000	1,136,002
South Carolina Jobs-Economic
Development Authority:
5.250%, 08/01/2030
(Pre-refunded to 08/01/2023)	110,000	121,430
6.000%, 08/01/2031 (Pre-refunded to
08/01/2021) (Insured by AGM)	125,000	125,586
6.500%, 08/01/2039 (Pre-refunded to
08/01/2021) (Insured by AGM)	1,570,000	1,577,986
South Carolina State Housing Finance
& Development Authority:
4.000%, 07/01/2036 (Callable 07/01/2025)
(Insured by GNMA)	135,000	146,772
4.000%, 07/01/2047 (Callable 01/01/2027)	525,000	568,863
4.500%, 07/01/2048 (Callable 07/01/2027)	435,000	482,601
4.000%, 01/01/2050 (Callable 07/01/2028)	2,260,000	2,545,350
4.000%, 07/01/2050 (Callable 07/01/2029)	1,945,000	2,196,963
South Carolina Transportation
Infrastructure Bank,
0.517%, 10/01/2031 (1 Month LIBOR
USD + 0.450%) (Callable 10/01/2021)(2)	12,575,000	12,580,116
Spartanburg Regional Health Services District:
5.000%, 04/15/2023 (Insured by AGM)	350,000	378,948
5.000%, 04/15/2024 (Callable 04/15/2022)	845,000	875,410
University of South Carolina,
5.000%, 05/01/2027	785,000	968,128
Total South Carolina
(Cost $29,544,859)		30,182,299	1.7%
South Dakota
Aberdeen School District No. 6-1,
2.200%, 01/01/2023 (Callable 08/02/2021)	255,000	255,371
City of Rapid City SD,
5.000%, 12/01/2025	310,000	362,195
South Dakota Health & Educational
Facilities Authority:
3.000%, 09/01/2025	100,000	107,354
3.000%, 09/01/2027	105,000	114,209
3.000%, 09/01/2028	200,000	217,436
South Dakota Housing
Development Authority,
3.000%, 11/01/2051 (Callable 05/01/2030)
(Insured by GNMA)	1,450,000	1,585,952
Total South Dakota
(Cost $2,646,983)		2,642,517	0.1%
Tennessee
City of Cleveland TN,
5.000%, 12/01/2027	3,320,000	4,198,613
City of Jackson TN:
5.000%, 04/01/2024	250,000	279,466
5.000%, 04/01/2027 (Callable 04/01/2025)	665,000	760,044
Clarksville Natural Gas Acquisition Corp.,
5.000%, 12/15/2021	185,000	188,898
Hollow Rock-Bruceton Special School District,
3.000%, 04/01/2023	346,000	361,529
Knox County Health Educational &
Housing Facility Board:
5.000%, 04/01/2022	75,000	77,531
1.500%, 07/01/2022
(Mandatory Tender Date 07/01/2021)(1)	650,000	650,000
5.000%, 11/15/2022	400,000	426,049
5.000%, 04/01/2024	190,000	212,671
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026	6,705,000	8,205,526

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Tennessee Housing Development Agency:
3.050%, 07/01/2029
(Callable 07/01/2024)	$120,000	$125,113
3.600%, 01/01/2031 (Callable 01/01/2023)	1,290,000	1,324,450
3.850%, 07/01/2032 (Callable 01/01/2025)	1,300,000	1,365,745
4.000%, 07/01/2039 (Callable 01/01/2024)	635,000	668,989
4.200%, 07/01/2042 (Callable 01/01/2022)	300,000	303,914
4.000%, 01/01/2043 (Callable 07/01/2027)	640,000	700,820
3.800%, 07/01/2043 (Callable 01/01/2022)	200,000	202,720
4.000%, 01/01/2046 (Callable 01/01/2025)	20,000	21,464
3.750%, 01/01/2050 (Callable 01/01/2029)	2,100,000	2,343,274
3.000%, 01/01/2051 (Callable 01/01/2030)	5,000,000	5,450,032
Wilson County Water &
Wastewater Authority,
0.000%, 03/01/2022	300,000	297,805
Total Tennessee
(Cost $27,474,829)		28,164,653	1.6%
Texas
Alvin Independent School District,
1.250%, 02/15/2033 (Mandatory Tender
Date 08/15/2022) (PSF Guaranteed)(1)	300,000	303,337
Arlington Higher Education Finance Corp.:
5.000%, 08/15/2021 (PSF Guaranteed)	1,290,000	1,297,391
5.000%, 08/15/2021 (PSF Guaranteed)	375,000	377,148
5.000%, 08/15/2022 (PSF Guaranteed)	350,000	368,758
5.000%, 08/15/2023 (PSF Guaranteed)	325,000	356,656
5.000%, 08/15/2024
(ETM) (PSF Guaranteed)	535,000	611,394
5.000%, 08/15/2025 (PSF Guaranteed)	50,000	58,894
4.000%, 08/15/2026 (PSF Guaranteed)	200,000	228,540
Arlington Independent School District,
5.000%, 02/15/2028 (PSF Guaranteed)	1,110,000	1,411,722
Bandera Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	460,000	516,228
Beaumont Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	170,000	197,860
Boerne Public Facilities Corp.,
2.750%, 11/01/2022
(Mandatory Tender Date 11/01/2021)(1)	265,000	267,241
Boerne School District,
5.000%, 02/01/2028 (PSF Guaranteed)	1,520,000	1,932,491
Brazoria County Municipal
Utility District No. 17,
4.000%, 09/01/2024 (Callable 09/01/2023)
(Insured by AGM)	175,000	188,894
Brazosport Independent School District,
5.000%, 02/15/2028 (PSF Guaranteed)	2,500,000	3,183,255
Bryson Independent School District,
4.000%, 08/15/2030 (Callable 08/15/2027)
(PSF Guaranteed)	785,000	919,734
Caney Creek Municipal Utility District:
5.000%, 03/01/2022	345,000	355,042
5.000%, 03/01/2023	365,000	391,195
5.000%, 03/01/2025	405,000	462,562
Capital Area Housing Finance Corp.,
2.100%, 09/01/2037 (Callable 08/01/2021)
(Mandatory Tender Date 09/01/2022)(1)	1,640,000	1,642,166
Central Texas Regional Mobility Authority:
5.000%, 01/01/2022	460,000	470,807
5.000%, 01/01/2027 (Callable 01/01/2026)	7,495,000	8,847,434
Central Texas Turnpike System:
5.000%, 08/15/2023	205,000	225,197
0.000%, 08/15/2024
(ETM) (Insured by AMBAC)	700,000	691,113
5.000%, 08/15/2027 (Callable 08/15/2024)	330,000	374,480
Channelview Independent School District,
4.000%, 08/15/2029 (PSF Guaranteed)	4,175,000	5,163,417
Cibolo Canyons Special
Improvement District:
5.000%, 08/15/2021 (Insured by AGM)	65,000	65,356
5.000%, 08/15/2022 (Insured by AGM)	365,000	383,673
Cimarron Municipal Utility District,
4.000%, 03/01/2025 (Insured by AGM)	70,000	78,001
Cinco Municipal Utility District,
4.000%, 12/01/2023 (Insured by BAM)	690,000	746,134
City of Brownsville TX,
5.000%, 09/01/2031 (Callable 09/01/2025)	830,000	965,263
City of Dallas TX,
5.000%, 02/15/2027 (Callable 02/15/2024)	535,000	597,262
City of Del Rio TX,
5.000%, 06/01/2027	520,000	642,674
City of Denton TX:
5.000%, 12/01/2033 (Callable 12/01/2026)	900,000	1,081,027
5.000%, 12/01/2034 (Callable 12/01/2026)	195,000	233,884
City of Elgin TX:
4.000%, 07/15/2023 (Insured by AGM)	155,000	165,803
4.000%, 07/15/2023 (Insured by BAM)	50,000	53,495
City of Hearne TX:
3.000%, 08/01/2022 (Insured by BAM)	225,000	230,455
3.000%, 08/01/2023 (Insured by BAM)	230,000	242,293
3.000%, 08/01/2024 (Insured by BAM)	240,000	258,184
City of Houston TX:
0.000%, 12/01/2024
(ETM) (Insured by AGM)	90,000	88,599
5.500%, 12/01/2024
(ETM) (Insured by NATL)	925,000	1,041,503
0.000%, 12/01/2025
(ETM) (Insured by AGM)	375,000	364,571
0.431%, 05/15/2034 (1 Month LIBOR
USD + 0.360%) (Callable 07/21/2021)
(Mandatory Tender Date 08/01/2021)(2)	1,525,000	1,525,289
City of San Antonio TX:
2.000%, 02/01/2033 (Callable 08/02/2021)
(Mandatory Tender Date 12/01/2021)(1)	100,000	100,139
2.750%, 02/01/2048
(Mandatory Tender Date 12/01/2022)(1)	1,055,000	1,090,895
City of Temple TX,
5.000%, 08/01/2028 (Insured by BAM)	150,000	188,552
City of Waxahachie TX,
4.000%, 08/01/2028 (Callable 08/01/2026)	845,000	981,690
City of Wilmer TX:
5.000%, 09/01/2026 (Insured by BAM)	410,000	490,764
5.000%, 09/01/2027 (Insured by BAM)	380,000	465,679
Clear Creek Independent School District:
5.000%, 02/15/2024 (PSF Guaranteed)	115,000	129,186
1.350%, 02/15/2032 (Mandatory Tender
Date 08/15/2022) (PSF Guaranteed)(1)	2,450,000	2,477,782
2.150%, 02/15/2038 (Mandatory Tender
Date 08/16/2021) (PSF Guaranteed)(1)	250,000	250,586
Clyde Education Facilities Corp.,
4.000%, 08/15/2021 (PSF Guaranteed)	140,000	140,606
Collin County Water Control &
Improvement District No. 3:
2.000%, 09/15/2022 (Insured by BAM)	315,000	321,933
2.000%, 09/15/2023 (Insured by BAM)	335,000	344,803
2.000%, 09/15/2024 (Insured by BAM)	350,000	363,227
Corpus Christi Business & Job
Development Corp.,
5.000%, 09/01/2021	1,000,000	1,006,335

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Cotulla Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	$100,000	$107,750
County of Archer TX,
4.000%, 02/15/2024	350,000	383,562
County of Bexar TX,
5.000%, 06/15/2029 (Callable 06/15/2026)	855,000	1,037,161
County of El Paso TX,
5.000%, 02/15/2032 (Callable 08/15/2027)	885,000	1,097,225
County of Fort Bend TX,
2.000%, 03/01/2027 (Insured by BAM)	745,000	785,228
County of Harris TX,
5.000%, 10/01/2028
(Pre-refunded to 10/01/2021)	135,000	136,600
County of McLennan TX,
5.000%, 06/01/2025 (Insured by AGM)	240,000	274,609
County of Montgomery TX,
2.000%, 09/01/2027 (Callable 09/01/2025)
(Insured by BAM)	435,000	445,437
County of Winkler TX,
2.000%, 02/15/2025	125,000	121,354
Cypress-Fairbanks Independent
School District:
1.250%, 02/15/2040 (Mandatory Tender
Date 08/15/2022) (PSF Guaranteed)(1)	575,000	581,655
2.125%, 02/15/2040 (Mandatory Tender
Date 08/16/2021) (PSF Guaranteed)(1)	100,000	100,232
Dallas Convention Center
Hotel Development Corp.,
0.000%, 01/01/2025	4,450,000	4,200,508
Dallas County Utility & Reclamation District,
5.000%, 02/15/2026	290,000	344,155
Dallas Independent School District:
4.000%, 02/15/2029 (PSF Guaranteed)	5,550,000	6,816,281
5.000%, 02/15/2036 (Pre-refunded to
02/15/2022) (PSF Guaranteed)(1)	45,000	46,348
5.000%, 02/15/2036 (Pre-refunded to
02/15/2022) (PSF Guaranteed)	305,000	314,136
5.000%, 02/15/2036 (Pre-refunded to
02/15/2022) (PSF Guaranteed)(1)	770,000	793,063
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	1,385,000	1,688,627
Decatur Independent School District,
0.000%, 08/15/2027 (PSF Guaranteed)	925,000	867,606
Denton County Fresh Water
Supply District No. 6,
4.000%, 02/15/2023 (Insured by BAM)	275,000	290,118
Denton Independent School District,
2.000%, 08/01/2044 (Mandatory Tender
Date 08/01/2024) (PSF Guaranteed)(1)	1,705,000	1,789,103
El Paso Downtown Development Corp.,
5.000%, 08/15/2027 (Callable 08/15/2026)	1,000,000	1,155,309
Everman Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	125,000	145,289
Fort Bend County Levee Improvement
District No. 6,
3.500%, 09/01/2028 (Callable 09/01/2024)
(Insured by BAM)	340,000	370,048
Fort Bend County Municipal Utility
District No. 116,
4.000%, 09/01/2025 (Callable 09/01/2024)
(Insured by BAM)	325,000	359,421
Fort Bend County Municipal
Utility District No. 118:
2.000%, 09/01/2023 (Insured by AGM)	330,000	338,223
2.000%, 09/01/2024 (Insured by AGM)	350,000	361,455
Fort Bend County Municipal
Utility District No. 134B,
4.625%, 09/01/2024 (Insured by AGM)	320,000	362,058
Fort Bend County Municipal
Utility District No. 134E,
4.500%, 09/01/2022 (Insured by BAM)	330,000	344,406
Fort Bend County Municipal
Utility District No. 139:
4.000%, 09/01/2022 (Insured by BAM)	180,000	187,632
4.000%, 09/01/2023 (Insured by BAM)	190,000	204,613
4.000%, 09/01/2024 (Insured by BAM)	200,000	221,762
Fort Bend County Municipal
Utility District No. 23,
3.000%, 09/01/2021 (Callable 08/02/2021)
(Insured by BAM)	340,000	340,719
Fort Bend County Municipal
Utility District No. 30,
4.000%, 09/01/2024 (Insured by BAM)	500,000	552,741
Fort Bend County Municipal
Utility District No. 58:
2.000%, 04/01/2024 (Insured by BAM)	380,000	395,924
3.000%, 04/01/2024 (Insured by BAM)	605,000	646,849
3.500%, 04/01/2024 (Insured by AGM)	125,000	135,279
3.000%, 04/01/2026 (Insured by BAM)	860,000	945,805
3.000%, 04/01/2026 (Insured by BAM)	635,000	698,356
3.000%, 04/01/2027 (Insured by BAM)	410,000	456,751
Fort Bend County Municipal
Utility District No. 81,
3.000%, 09/01/2023 (Callable 08/02/2021)
(Insured by AGM)	440,000	440,964
Fort Bend Independent School District:
5.000%, 08/15/2027 (PSF Guaranteed)	300,000	376,945
5.000%, 08/15/2028 (PSF Guaranteed)	250,000	321,782
0.875%, 08/01/2050 (Mandatory Tender
Date 08/01/2025) (PSF Guaranteed)(1)	4,125,000	4,163,139
Fort Bend-Waller Counties Municipal
Utility District No. 2,
4.250%, 04/01/2029 (Callable 04/01/2026)
(Insured by AGM)(6)	675,000	776,467
Friendswood Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	160,000	186,409
Frisco Independent School District,
5.000%, 02/15/2028 (PSF Guaranteed)	2,710,000	3,446,637
Garland Independent School District,
5.000%, 02/15/2028 (PSF Guaranteed)	1,640,000	2,088,215
Harris County Cultural Education
Facilities Finance Corp.:
5.000%, 07/01/2049 (Callable 09/01/2026)
(Mandatory Tender Date 12/01/2026)(1)	655,000	800,703
0.900%, 05/15/2050 (Callable 08/02/2021)
(Mandatory Tender Date 05/15/2025)(1)	4,500,000	4,501,739
Harris County Health Facilities
Development Corp.:
5.750%, 07/01/2027 (ETM)	975,000	1,177,274
5.750%, 07/01/2027 (ETM)	4,205,000	4,941,800
Harris County Municipal Utility
District No. 109,
4.000%, 10/01/2027 (Callable 10/01/2021)
(Insured by BAM)	460,000	464,353
Harris County Municipal Utility
District No. 120,
3.250%, 08/01/2025 (Callable 08/02/2021)
(Insured by AGM)	350,000	350,763

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Harris County Municipal
Utility District No. 153,
4.000%, 09/01/2023 (Callable 09/01/2022)
(Insured by BAM)	$100,000	$104,384
Harris County Municipal Utility
District No. 276,
3.000%, 09/01/2024 (Insured by BAM)	445,000	479,477
Harris County Municipal Utility
District No. 284:
4.000%, 09/01/2023 (Insured by AGM)	370,000	398,457
4.000%, 09/01/2024 (Insured by AGM)	235,000	260,570
Harris County Municipal Utility
District No. 371,
4.000%, 09/01/2025 (Insured by AGM)	330,000	373,963
Harris County Municipal Utility
District No. 374,
3.000%, 09/01/2024 (Insured by BAM)	225,000	240,087
Harris County Municipal Utility
District No. 500,
5.000%, 12/01/2021 (Insured by AGM)	85,000	86,630
Harris County Municipal Utility
District No. 63,
3.000%, 09/01/2025 (Callable 09/01/2024)
(Insured by AGM)	100,000	107,202
Hitchcock Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	100,000	107,682
Hunt Memorial Hospital District:
5.000%, 02/15/2024	200,000	220,517
5.000%, 02/15/2027	1,500,000	1,791,541
5.000%, 02/15/2028	1,000,000	1,218,432
Ingleside Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	120,000	137,327
Irving Hospital Authority,
5.000%, 10/15/2023	150,000	165,622
Katy Independent School District,
0.329%, 08/15/2036 (1 Month LIBOR
USD + 0.280%) (PSF Guaranteed)(2)	680,000	680,073
La Vernia Independent School District,
4.000%, 08/15/2025 (PSF Guaranteed)	260,000	297,175
Lake Travis Independent School District:
2.625%, 02/15/2048 (Pre-refunded to
02/15/2022) (PSF Guaranteed)(1)	95,000	96,443
2.625%, 02/15/2048 (Pre-refunded to
02/15/2022) (PSF Guaranteed)(1)	169,999	172,529
Leander Independent School District:
0.000%, 08/15/2033 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	50,000	32,156
0.000%, 08/15/2034 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	350,000	212,121
0.000%, 08/15/2036 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	15,000	8,402
0.000%, 08/15/2036 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	100,000	53,636
0.000%, 08/15/2039 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	50,000	22,557
0.000%, 08/15/2040 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	130,000	59,528
0.000%, 08/15/2041 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	1,325,000	577,328
0.000%, 08/15/2041 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	8,275,000	3,588,784
0.000%, 08/15/2041 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	435,000	175,331
0.000%, 08/15/2042 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	50,000	20,630
0.000%, 08/15/2042 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	455,000	188,021
0.000%, 08/15/2043 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	40,000	15,722
0.000%, 08/15/2045 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	1,010,000	323,044
0.000%, 08/15/2046 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	890,000	267,486
0.000%, 08/15/2047 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	75,000	21,164
Lewisville Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	20,000	22,935
Lower Colorado River Authority:
5.000%, 05/15/2024 (Callable 05/15/2022)	140,000	145,685
4.750%, 01/01/2028
(ETM) (Insured by AGM)	310,000	356,595
5.000%, 05/15/2028 (Callable 05/15/2022)	495,000	514,922
Manor Independent School District,
5.000%, 08/01/2026 (PSF Guaranteed)	100,000	121,710
Mansfield Independent School District,
2.500%, 08/01/2042 (Mandatory Tender
Date 08/01/2021) (PSF Guaranteed)(1)	3,790,000	3,796,741
Melissa Independent School District,
5.000%, 08/01/2027 (Callable 08/01/2026)
(PSF Guaranteed)	560,000	682,829
Midlothian Independent School District,
2.000%, 08/01/2051 (Mandatory Tender
Date 08/01/2024) (PSF Guaranteed)(1)	1,700,000	1,777,982
Montgomery County Health Facilities
Development Corp.,
0.000%, 07/15/2023 (ETM)	595,000	590,779
Montgomery County Municipal Utility
District No. 112:
3.000%, 10/01/2022 (Insured by BAM)	200,000	206,541
3.000%, 10/01/2024 (Insured by BAM)	215,000	232,021
Montgomery County Municipal Utility
District No. 95,
3.000%, 09/01/2023 (Insured by AGM)	115,000	120,987
Montgomery Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	175,000	196,244
New Caney Independent School District:
5.000%, 02/15/2025 (PSF Guaranteed)	100,000	116,467
3.000%, 02/15/2050 (Mandatory Tender
Date 08/15/2021) (PSF Guaranteed)(1)	230,000	230,788
New Hope Cultural Education
Facilities Finance Corp.:
3.625%, 08/15/2022 (Callable 08/15/2021)(3)	65,000	65,204
4.000%, 06/15/2024	50,000	54,501
Newark Higher Education Finance Corp.:
5.000%, 08/15/2023 (PSF Guaranteed)	260,000	284,628
5.000%, 08/15/2028 (Callable 08/15/2024)
(PSF Guaranteed)	705,000	796,916
North Central Texas Health Facility
Development Corp.,
5.750%, 06/01/2026
ETM) (Insured by NATL)	415,000	478,414
North East Independent School District,
2.200%, 08/01/2049 (Mandatory Tender
Date 08/01/2024) (PSF Guaranteed)(1)	1,225,000	1,280,227
North Mission Glen Municipal Utility District,
3.000%, 09/01/2024 (Insured by AGM)	185,000	199,333
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
North Texas Education Finance Corp.,
5.250%, 12/01/2047
(Pre-refunded to 06/01/2022)	$1,600,000	$1,673,281
North Texas Tollway Authority:
5.000%, 01/01/2022	25,000	25,599
5.250%, 09/01/2026
(Pre-refunded to 09/01/2021)	3,055,000	3,080,515
Northeast Travis County Utility District,
0.000%, 09/01/2024 (Insured by BAM)	470,000	454,433
Northgate Crossing Road Utility District,
0.000%, 12/01/2022 (Callable 08/02/2021)
(Insured by AGM)	100,000	95,173
Northside Independent School District:
5.000%, 08/15/2022 (PSF Guaranteed)	110,000	116,023
1.750%, 06/01/2032 (Callable 07/21/2021)
(Mandatory Tender Date 06/01/2022)
(PSF Guaranteed)(1)	1,065,000	1,066,892
1.600%, 08/01/2049 (Mandatory Tender
Date 08/01/2024) (PSF Guaranteed)(1)	3,085,000	3,188,837
Northwest Harris County Municipal
Utility District No. 16,
5.500%, 10/01/2021 (Insured by BAM)	25,000	25,314
Northwest Harris County Municipal
Utility District No. 19:
2.000%, 10/01/2021 (Insured by AGM)	95,000	95,385
2.000%, 10/01/2022 (Insured by AGM)	105,000	106,811
2.000%, 10/01/2023 (Insured by AGM)	105,000	108,674
3.000%, 10/01/2024 (Insured by AGM)	110,000	118,708
Odessa Junior College District,
4.000%, 07/01/2029 (Callable 07/01/2022)
(Insured by AGM)	215,000	222,829
Olmos Park Higher Education Facilities Corp.,
5.000%, 12/01/2021	210,000	213,893
Palestine Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	135,000	151,124
Paloma Lake Municipal Utility District No. 1,
2.000%, 09/01/2022 (Insured by NATL)	150,000	152,756
Paseo del Este Municipal
Utility District No. 10:
4.000%, 08/15/2022 (Insured by AGM)	160,000	166,493
4.000%, 08/15/2023 (Insured by AGM)	130,000	139,806
4.000%, 08/15/2024 (Insured by AGM)	180,000	199,343
Port of Port Arthur Navigation District,
0.020%, 04/01/2040
(Optional Put Date 07/01/2021)(1)	15,000,000	15,000,000
Poteet Independent School District,
3.000%, 08/15/2021 (PSF Guaranteed)	235,000	235,797
Prosper Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	110,000	123,600
Red River Education Finance Corp.:
3.000%, 06/01/2022	655,000	670,706
5.000%, 06/01/2022	880,000	917,142
Remington Municipal Utility District No. 1:
3.000%, 09/01/2021 (Insured by AGM)	415,000	416,834
3.000%, 09/01/2022 (Insured by AGM)	100,000	103,080
Rockwall Independent School District:
0.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	993,644
0.000%, 02/15/2024 (PSF Guaranteed)	1,270,000	1,251,179
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2021	25,000	25,105
San Antonio Water System,
2.000%, 05/01/2043
(Mandatory Tender Date 11/01/2021)(1)	645,000	648,643
San Benito Consolidated Independent
School District,
5.000%, 02/15/2024 (PSF Guaranteed)	100,000	112,000
Sedona Lakes Municipal Utility District No. 1,
3.000%, 09/01/2024 (Insured by BAM)	105,000	113,135
Sherman Independent School District,
5.000%, 02/15/2026 (Callable 02/15/2024)
(PSF Guaranteed)	1,000,000	1,118,882
Sienna Plantation:
2.000%, 09/01/2027 (Callable 09/01/2025)
(Insured by AGM)	500,000	512,610
2.000%, 09/01/2028 (Callable 09/01/2025)
(Insured by AGM)	315,000	321,947
South Shore Harbor Municipal
Utility District No. 7,
4.000%, 09/01/2023 (Insured by BAM)	370,000	398,457
Southwest Houston Redevelopment Authority,
5.000%, 09/01/2025 (Insured by AGM)	250,000	289,965
Southwest Texas Junior College District,
4.000%, 10/01/2023 (Insured by BAM)	100,000	107,849
Spring Creek Utility District of
Montgomery County:
2.500%, 10/01/2023 (Insured by AGM)	150,000	156,924
3.000%, 10/01/2023 (Insured by AGM)	145,000	153,413
State of Texas:
5.000%, 10/01/2027 (Callable 10/01/2025)	1,210,000	1,442,245
1.850%, 08/01/2029 (Callable 08/02/2021)
(Optional Put Date 08/01/2022)(1)	315,000	315,301
Tarrant County Cultural Education
Facilities Finance Corp.:
5.000%, 11/15/2024	250,000	285,177
5.000%, 10/01/2025 (Callable 10/01/2023)	2,110,000	2,319,220
2.250%, 11/15/2025	225,000	238,201
Taylor Independent School District,
3.000%, 02/15/2023 (PSF Guaranteed)	815,000	849,384
Tender Option Bond Trust,
0.120%, 01/01/2029
(Optional Put Date 07/07/2021)(1)(3)	5,875,000	5,875,000
Texas Department of Housing
& Community Affairs,
4.750%, 03/01/2049 (Callable 09/01/2027)
(Insured by GNMA)	650,000	724,079
Texas Municipal Gas Acquisition
& Supply Corp. I:
5.250%, 12/15/2021	120,000	122,686
1.530%, 12/15/2026 (3 Month LIBOR
USD + 1.450%) (Callable 07/01/2021)(2)	7,800,000	7,801,022
6.250%, 12/15/2026	2,750,000	3,240,284
Texas Municipal Gas Acquisition
& Supply Corp. III:
5.000%, 12/15/2024	1,000,000	1,150,445
5.000%, 12/15/2025	2,000,000	2,375,645
Texas Public Finance Authority,
5.000%, 12/01/2027 (Callable 06/01/2025)	950,000	1,097,311
Texas State Affordable Housing Corp.,
4.250%, 03/01/2049 (Callable 03/01/2029)
(Insured by GNMA)	710,000	787,900
Texas State Public Finance Authority
Charter School Finance Corp.,
7.250%, 08/15/2041
(Pre-refunded to 08/15/2021)(7)	450,000	453,713
Texas Transportation Commission
State Highway Fund,
4.000%, 04/01/2026
(Mandatory Tender Date 10/01/2021)(1)	950,000	958,990

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Tioga Independent School District
Public Facility Corp.:
4.000%, 08/15/2021	$185,000	$185,394
4.000%, 08/15/2022	450,000	458,698
4.000%, 08/15/2023	470,000	486,229
4.000%, 08/15/2024	185,000	194,012
3.250%, 08/15/2026 (Callable 08/15/2024)	195,000	199,300
Town of Providence Village TX,
4.000%, 03/01/2024 (Insured by BAM)	275,000	300,630
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027
(Pre-refunded to 07/01/2021)	55,000	55,000
Upper Trinity Regional Water District,
5.000%, 08/01/2024 (Callable 08/01/2022)
(Insured by AGM)	195,000	204,721
Viridian Municipal Management District:
6.000%, 12/01/2023 (Insured by BAM)	50,000	56,655
4.000%, 12/01/2024 (Insured by BAM)	425,000	474,415
4.000%, 12/01/2025 (Callable 12/01/2024)
(Insured by BAM)	440,000	489,261
4.000%, 12/01/2026 (Callable 12/01/2023)
(Insured by AGM)	340,000	366,467
4.000%, 12/01/2026 (Callable 12/01/2024)
(Insured by BAM)	460,000	509,360
4.000%, 12/01/2027 (Callable 12/01/2024)
(Insured by BAM)	475,000	524,277
4.000%, 12/01/2028 (Callable 12/01/2024)
(Insured by BAM)	495,000	543,544
4.000%, 12/01/2028 (Callable 12/01/2024)
(Insured by BAM)	455,000	499,621
4.000%, 12/01/2029 (Callable 12/01/2024)
(Insured by BAM)	685,000	749,278
West Harris County Municipal
Utility District No. 17:
0.000%, 09/01/2021 (Insured by AGM)	60,000	59,960
3.000%, 09/01/2023 (Insured by AGM)	360,000	378,742
Willow Creek Farms Municipal Utility District:
2.400%, 09/01/2023 (Insured by AGM)	45,000	46,684
3.500%, 09/01/2023 (Insured by AGM)	125,000	132,933
Wink-Loving Independent School District:
5.000%, 02/15/2026
(Callable 02/15/2023) (PSF Guaranteed)	1,995,000	2,149,946
5.000%, 02/15/2027
(Callable 02/15/2023) (PSF Guaranteed)	530,000	571,073
3.000%, 02/15/2028(6)	450,000	466,659
3.000%, 02/15/2029(6)	600,000	621,960
3.000%, 02/15/2030(6)	715,000	740,711
3.000%, 02/15/2031(6)	560,000	579,998
Total Texas
(Cost $201,953,543)		204,370,589	11.4%
Utah
County of Utah UT:
5.000%, 05/15/2057 (Callable 02/01/2024)
(Mandatory Tender Date 08/01/2024)(1)	410,000	459,085
5.000%, 05/15/2060 (Callable 02/01/2024)
(Mandatory Tender Date 08/01/2024)(1)	100,000	114,100
University of Utah:
5.000%, 08/01/2025	450,000	532,793
5.000%, 08/01/2025	285,000	337,435
5.000%, 08/01/2026	380,000	464,414
5.000%, 08/01/2026	300,000	366,643
5.000%, 08/01/2027	500,000	628,623
5.000%, 08/01/2027	315,000	396,033
5.000%, 08/01/2028	350,000	450,927
5.000%, 08/01/2028	335,000	431,601
5.000%, 08/01/2029	350,000	460,720
5.000%, 08/01/2029	350,000	460,720
Utah Charter School Finance Authority:
4.000%, 04/15/2022 (Insured by UT CSCE)	250,000	256,857
5.000%, 04/15/2022 (Insured by UT CSCE)	110,000	113,879
5.000%, 04/15/2023 (Insured by UT CSCE)	160,000	171,890
4.000%, 04/15/2024 (Insured by UT CSCE)	100,000	108,546
5.000%, 04/15/2024 (Insured by UT CSCE)	240,000	267,102
5.000%, 10/15/2024 (Insured by UT CSCE)	355,000	401,502
5.000%, 04/15/2025 (Insured by UT CSCE)	135,000	154,735
5.000%, 04/15/2026 (Insured by UT CSCE)	150,000	177,849
3.625%, 06/15/2029
(Callable 06/15/2027)(3)	480,000	506,522
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)
(Insured by FHA)	55,000	59,228
Utah Infrastructure Agency:
4.000%, 10/15/2023	180,000	193,713
4.000%, 10/15/2024	190,000	210,058
4.000%, 10/15/2025	100,000	112,965
Total Utah
(Cost $7,793,635)		7,837,940	0.4%
Vermont
City of Burlington VT,
5.000%, 07/01/2023
(Pre-refunded to 07/01/2021)	25,000	25,000
Vermont Educational & Health Buildings
Financing Agency:
5.000%, 12/01/2032 (Callable 06/01/2026)	1,120,000	1,338,053
5.000%, 12/01/2033 (Callable 06/01/2026)	2,445,000	2,918,465
Vermont Housing Finance Agency:
4.000%, 11/01/2044 (Callable 11/01/2023)	45,000	48,490
4.000%, 11/01/2048 (Callable 05/01/2027)	1,100,000	1,195,471
4.000%, 11/01/2049 (Callable 05/01/2028)
(Insured by GNMA)	2,380,000	2,692,953
3.750%, 11/01/2050 (Callable 05/01/2029)
(Insured by GNMA)	1,485,000	1,649,440
Vermont Public Power Supply Authority:
5.000%, 07/01/2022	380,000	397,343
5.000%, 07/01/2025	520,000	606,072
5.000%, 07/01/2026	500,000	598,618
Winooski School District,
1.250%, 10/15/2021	6,000,000	6,007,932
Total Vermont
(Cost $17,255,247)		17,477,837	1.0%
Virginia
City of Petersburg VA,
4.000%, 11/01/2025 (Callable 11/01/2022)
(Insured by ST AID)	1,170,000	1,201,584
County of Fairfax VA,
4.000%, 10/01/2026 (Insured by ST AID)	4,055,000	4,784,886
Henry County Industrial
Development Authority,
2.000%, 11/01/2023 (Callable 11/01/2021)	3,250,000	3,267,348
Virginia Commonwealth University Health
System Authority,
4.750%, 07/01/2041
(Pre-refunded to 07/01/2021)	105,000	105,000
Virginia Housing Development Authority,
2.490%, 01/01/2022	1,000,000	1,010,778

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Virginia Public Building Authority,
5.000%, 08/01/2028	$8,300,000	$10,726,459
Wise County Industrial
Development Authority,
1.200%, 11/01/2040
(Mandatory Tender Date 05/31/2024)(1)	1,875,000	1,918,458
Total Virginia
(Cost $22,907,349)		23,014,513	1.3%
Washington
Central Puget Sound Regional
Transit Authority,
0.470%, 11/01/2045 (SIFMA Municipal Swap
Index + 0.450%) (Callable 11/01/2022)
(Mandatory Tender Date 11/01/2023)(2)	100,000	100,431
Central Washington University:
4.000%, 05/01/2024 (Callable 05/01/2023)	260,000	276,849
4.000%, 05/01/2026 (Callable 05/01/2023)	410,000	434,406
5.000%, 05/01/2026 (Insured by BAM)	410,000	493,150
City of Seattle WA,
0.510%, 11/01/2046 (SIFMA Municipal Swap
Index + 0.490%) (Callable 11/01/2022)
(Mandatory Tender Date 11/01/2023)(2)	295,000	295,820
King County Housing Authority:
4.000%, 01/01/2022	100,000	101,807
3.500%, 05/01/2022	350,000	359,226
5.000%, 11/01/2026	810,000	978,803
Pend Oreille County Public
Utility District No. 1:
5.000%, 01/01/2022	635,000	647,666
5.000%, 01/01/2023	665,000	704,237
5.000%, 01/01/2024	1,020,000	1,116,442
5.000%, 01/01/2024	700,000	765,641
5.000%, 01/01/2025	735,000	827,235
San Juan County School District No. 137,
4.000%, 12/01/2028 (Callable 12/01/2022)
(Insured by SCH BD GTY)	675,000	710,054
Seattle Housing Authority,
1.000%, 06/01/2026 (Callable 06/01/2023)	2,000,000	1,998,096
Spokane Public Facilities District,
5.000%, 12/01/2028
(Pre-refunded to 06/01/2023)	550,000	599,405
State of Washington:
5.000%, 07/01/2024 (Callable 07/01/2022)
(Insured by ST AID)	620,000	649,701
5.000%, 07/01/2024 (Callable 07/01/2022)	260,000	272,509
Vancouver Housing Authority,
1.530%, 12/01/2022 (Callable 12/01/2021)	1,780,000	1,786,934
Washington Health Care Facilities Authority:
5.000%, 10/01/2030 (Callable 04/01/2025)	1,335,000	1,536,428
1.168%, 01/01/2042 (1 Month LIBOR
USD + 1.100%) (Callable 01/01/2022)
(Mandatory Tender Date 07/01/2022)(2)	500,000	501,359
5.000%, 10/01/2042
(Mandatory Tender Date 10/01/2021)(1)	120,000	121,432
Total Washington
(Cost $15,116,608)		15,277,631	0.9%
West Virginia
City of Fairmont WV,
5.250%, 07/01/2022 (Insured by AMBAC)	70,000	71,635
Roane County Building Commission,
2.550%, 11/01/2021 (Callable 08/02/2021)	2,000,000	2,002,773
Total West Virginia
(Cost $2,070,981)		2,074,408	0.1%
Wisconsin
Appleton Redevelopment Authority,
0.060%, 06/01/2036 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	2,000,000	2,000,000
Baldwin-Woodville Area School District,
2.000%, 04/01/2023 (Callable 08/02/2021)	110,000	110,143
City of Antigo WI,
2.000%, 06/01/2022	75,000	76,226
City of Kaukauna WI,
2.625%, 09/01/2024 (Callable 09/01/2022)	300,000	307,256
City of Ladysmith WI,
4.000%, 06/01/2022 (Callable 08/02/2021)	150,000	150,459
City of Marinette WI,
4.000%, 05/01/2027 (Callable 05/01/2023)	150,000	159,804
City of Menomonie WI,
3.000%, 12/01/2024	415,000	446,750
City of Milwaukee WI,
3.000%, 06/01/2030 (Callable 06/01/2026)	450,000	484,368
City of Oshkosh WI,
4.000%, 05/01/2029 (Callable 05/01/2023)	125,000	132,963
City of Plymouth WI,
2.000%, 05/01/2023 (Callable 08/02/2021)	825,000	826,059
City of Waupun WI,
2.700%, 12/01/2024 (Callable 12/01/2021)	250,000	252,368
City of West Allis WI,
2.375%, 04/01/2023 (Callable 08/02/2021)	100,000	100,164
Coleman School District,
4.000%, 03/01/2025 (Callable 03/01/2024)	200,000	218,576
County of Manitowoc WI,
4.000%, 11/01/2021	90,000	91,096
Greendale School District,
2.700%, 03/01/2026 (Callable 03/01/2022)	500,000	506,940
Hilbert School District,
4.000%, 04/01/2027
(Pre-refunded to 04/01/2025)	250,000	283,639
Palmyra-Eagle Area School District:
3.000%, 03/01/2024 (Callable 03/01/2023)	700,000	693,702
3.000%, 03/01/2025 (Callable 03/01/2023)	175,000	172,210
Public Finance Authority:
4.000%, 10/01/2021	200,000	201,390
5.000%, 10/01/2022(3)	2,000,000	2,099,138
5.000%, 06/15/2023	395,000	424,382
5.000%, 10/01/2023(3)	2,000,000	2,174,966
5.000%, 10/01/2024(3)	1,605,000	1,804,108
3.000%, 03/01/2026
(Callable 08/02/2021)(3)	2,250,000	2,251,838
8.375%, 06/01/2037
(Pre-refunded to 06/01/2022)	990,000	1,062,135
8.625%, 06/01/2047
(Pre-refunded to 06/01/2022)	1,245,000	1,338,552
Pulaski Community School District,
2.500%, 03/01/2023 (Callable 08/02/2021)	40,000	40,073
Southeast Wisconsin Professional
Baseball Park District:
0.000%, 12/15/2021
(ETM) (Insured by NATL)	30,000	29,959
0.000%, 12/15/2024
(ETM) (Insured by NATL)	95,000	93,344
State of Wisconsin:
5.000%, 05/01/2026 (Callable 05/01/2023)	60,000	65,283
5.000%, 05/01/2029
(Pre-refunded to 05/01/2022)	145,000	150,872

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Tender Option Bond Trust:
0.270%, 11/01/2025
(Optional Put Date 07/07/2021)(1)(3)	$1,300,000	$1,300,000
0.270%, 11/01/2025
(Optional Put Date 07/07/2021)(1)(3)	2,226,000	2,226,000
0.270%, 04/01/2029
(Optional Put Date 07/07/2021)(1)(3)	2,184,000	2,184,000
0.220%, 07/01/2029
(Optional Put Date 07/07/2021)(1)(3)	795,000	795,000
Town of Delavan WI,
4.500%, 03/01/2024	130,000	144,384
Town of St. Joseph WI:
3.000%, 12/01/2023 (Insured by AGM)	450,000	477,516
3.000%, 12/01/2024 (Insured by AGM)	370,000	400,526
Village of DeForest WI,
3.375%, 05/01/2023 (Callable 08/02/2021)	100,000	100,252
Village of Hales Corners WI,
3.000%, 11/01/2022	345,000	357,066
Village of Waunakee WI,
3.200%, 10/01/2026 (Callable 08/02/2021)	225,000	225,479
West Bend Joint School District No. 1,
2.000%, 04/01/2024 (Callable 08/02/2021)	535,000	535,691
Wisconsin Center District:
5.000%, 12/15/2022	715,000	765,225
5.250%, 12/15/2023
(ETM) (Insured by AGM)	35,000	37,190
5.250%, 12/15/2023 (Insured by AGM)	25,000	27,306
0.000%, 12/15/2024 (Insured by NATL)	100,000	97,042
5.000%, 12/15/2025	120,000	143,179
5.250%, 12/15/2027
(ETM) (Insured by AGM)	50,000	60,914
5.250%, 12/15/2027 (Insured by AGM)	230,000	278,447
Wisconsin Health &
Educational Facilities Authority:
5.000%, 11/01/2021	110,000	110,916
5.875%, 02/15/2022 (Insured by BHAC)	45,000	46,560
5.000%, 03/01/2022	230,000	234,986
5.000%, 07/01/2022	185,000	193,710
4.000%, 09/15/2022	200,000	208,679
5.000%, 03/01/2023	300,000	316,037
5.000%, 06/01/2023 (Callable 06/01/2022)	415,000	432,726
4.000%, 09/15/2023 (Callable 09/15/2022)	150,000	156,417
5.000%, 12/01/2023	150,000	166,904
4.000%, 09/15/2024 (Callable 09/15/2023)	360,000	387,484
5.000%, 07/01/2025 (Callable 07/01/2024)	660,000	744,917
2.750%, 08/15/2025 (Callable 08/15/2024)	1,440,000	1,535,550
4.000%, 09/15/2025 (Callable 09/15/2022)	200,000	208,087
4.000%, 09/15/2025 (Callable 09/15/2023)	375,000	402,685
5.000%, 11/01/2025	245,000	267,771
5.000%, 02/15/2026 (Insured by AGM)	500,000	598,136
5.000%, 02/15/2026	1,000,000	1,191,245
2.250%, 11/01/2026 (Callable 11/01/2021)	1,250,000	1,251,531
5.000%, 10/01/2027 (Callable 10/01/2022)	135,000	142,815
5.000%, 11/15/2027 (Callable 11/15/2024)	640,000	737,221
5.000%, 08/15/2029 (Callable 08/15/2027)	720,000	896,256
5.000%, 09/15/2029 (Callable 09/15/2023)	1,365,000	1,481,456
5.000%, 11/01/2029 (Callable 11/01/2026)	500,000	558,794
5.000%, 12/15/2029 (Callable 12/15/2024)	130,000	148,549
5.000%, 09/15/2030 (Callable 09/15/2023)	500,000	541,630
3.000%, 02/15/2035
(Pre-refunded to 08/15/2025)	185,000	203,039
5.250%, 04/15/2035
(Pre-refunded to 04/15/2023)	560,000	609,128
Wisconsin Health &
Educational Facilities Authority: (cont.)
4.000%, 02/15/2038
(Pre-refunded to 08/15/2025)	575,000	655,183
5.000%, 02/15/2051 (Callable 08/15/2026)
(Mandatory Tender Date 02/15/2027)(1)	3,100,000	3,716,670
5.000%, 02/15/2052 (Callable 08/15/2024)
(Mandatory Tender Date 02/15/2025)(1)	5,300,000	6,006,829
0.570%, 08/15/2054 (SIFMA Municipal Swap
Index + 0.550%) (Callable 07/26/2022)
(Mandatory Tender Date 07/26/2023)(2)	395,000	396,159
Wisconsin Housing & Economic
Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)
(Insured by FNMA)	240,000	256,079
4.000%, 03/01/2048 (Callable 03/01/2027)
(Insured by FNMA)	340,000	366,539
1.600%, 11/01/2048 (Callable 11/01/2021)
(Mandatory Tender Date 11/01/2022)(1)	430,000	431,884
4.250%, 03/01/2049 (Callable 09/01/2028)	840,000	937,855
3.000%, 03/01/2052 (Callable 09/01/2030)	2,665,000	2,928,981
Total Wisconsin
(Cost $57,172,197)		58,373,388	3.3%
Wyoming
Carbon County Specific Purpose Tax
Joint Powers Board:
5.000%, 06/15/2023	675,000	728,312
5.000%, 06/15/2024	735,000	820,328
5.000%, 06/15/2025	950,000	1,092,127
5.000%, 06/15/2026	340,000	399,615
County of Laramie WY,
4.000%, 05/01/2028	440,000	524,277
Wyoming Community Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	960,000	1,017,972
3.750%, 12/01/2049 (Callable 12/01/2028)	1,785,000	1,925,030
Total Wyoming
(Cost $6,397,293)		6,507,661	0.4%
Total Municipal Bonds
(Cost $1,685,259,795)		1,711,426,331	95.6%

	Shares
Closed-End Investment Companies
Nuveen AMT-Free Municipal Credit
Income Fund, Series B Preferred Shares,
0.320%, 03/01/2029(1)	10,000	10,000,000
Nuveen AMT-Free Quality Municipal
Income Fund, Series D Preferred Shares,
0.320%, 03/01/2029(1)	12,000	12,000,000
Total Closed-End Investment Companies
(Cost $22,000,000)		22,000,000	1.2%
Total Long-Term Investments
(Cost $1,758,241,370)		1,784,701,827	99.7%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free
Cash Trust, Premier Shares, 0.01%(4)	3,746,010	$3,746,010
Total Short-Term Investment
(Cost $3,746,010)		3,746,010	0.2%
Total Investments
(Cost $1,761,987,380)		1,788,447,837	99.9%
Other Assets in Excess of Liabilities		2,438,744	0.1%
TOTAL NET ASSETS		$1,790,886,581	100.0%
Notes to Schedule of Investments
AGC – Assured Guaranty Corp.
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
BAM – Build America Mutual Assurance Co.
BHAC – Berkshire Hathaway Assurance Corp.
CA MTG – CA Mortgage Insurance
FHA – Federal Housing Administration
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
NATL – National Public Finance Guarantee Corp.
Q-SBLF – Qualified School Building Loan Fund
SCH BD GTY – School Board Guaranty
SD CRED PROG – State Credit Enhancement Program
ST AID – State Aid Intercept/Withholding
UT CSCE – Utah Charter School Credit Enhancement Program
ETM – Escrowed to Maturity
LIBOR – London Inter-bank Offered Rate
PSF – Permanent School Fund
SIFMA – Securities Industry and Financial Markets Association
SOFR – Secured Overnight Financing Rate
(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2021.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2021.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2021, the value of these securities totaled $126,284,108, which represented 7.05% of total net assets.

(4)	Seven-day yield.
(5)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2021.

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$51,275,496	$—	$51,275,496
Municipal Bonds	—	1,711,426,331	—	1,711,426,331
Closed-End Investment Companies	—	22,000,000	—	22,000,000
Total Long-Term Investments	—	1,784,701,827	—	1,784,701,827
Short-Term Investment
Money Market Mutual Fund	3,746,010	—	—	3,746,010
Total Short-Term Investment	3,746,010	—	—	3,746,010
Total Investments	$3,746,010	$1,784,701,827	$—	$1,788,447,837

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
June 30, 2021 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$266,337,029

	SEC 30-Day Yield(4)
	Institutional Class	0.61%
	Investor Class	0.36%

	Average Effective Duration	2.25 years

	Average Effective Maturity	2.34 years

	Net Derivatives Position
	(Current Notional Amount as
	a Percentage of Net Assets)	-6.20%

	Annualized Expense Ratio(5)
	Institutional Class	0.30%
Sector Weightings(1)	Investor Class	0.55%	(6)

	Portfolio Turnover Rate	47%	(7)

	Number of Holdings	535

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2021.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2021.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Strategic Municipal Bond Fund
June 30, 2021 (Unaudited)

Total Returns

			Average
			Annual
	Six	One	Since
For the Periods Ended June 30, 2021	Months	Year	Inception(1)
Institutional Class Shares	1.64%	5.12%	6.72%
Investor Class Shares	1.52%	4.93%	6.46%
Bloomberg Barclays 1-10 Year Municipal Blend Index(2)	0.36%	2.43%	3.22%

(1)	For the period from November 15, 2019 (inception date) through June 30, 2021.
(2)
The Bloomberg Barclays 1-10 Year Municipal Blend Index is a market value-weighted index which covers the short and intermediate components of the Barclays Municipal Bond Index—an unmanaged, market value-weighted index which covers the U.S. investment-grade tax-exempt bond market. The 1-10 Year Municipal Blend index tracks tax-exempt municipal General Obligation, Revenue, Insured, and Pre-refunded bonds with a minimum $5 million par amount outstanding, issued as part of a transaction of at least $50 million, and with a remaining maturity from 1 up to (but not including) 12 years. The index includes reinvestment of income. This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 30% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state.  As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.

The Fund may invest up to 20% of its net assets in U.S. government and corporate bonds and other debt securities that are of the same quality as its investments in municipal bonds. These bonds produce income that is taxable for federal income tax purposes, unlike municipal bonds which generally provide income exempt from federal income tax.

The Fund may also invest in U.S. Treasury futures contracts. Futures contracts are subject to the risk of loss caused by unanticipated market movements, the risk that there may be an imperfect correlation between the prices of futures contracts and the value of their underlying instruments or indexes, and the risk there may not be a liquid secondary market for them.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, business interruptions, growth concerns in the U.S. and overseas, and changed travel and social behaviors. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
City of Huntsville AL,
5.000%, 09/01/2030	$535,000	$719,434
County of Shelby AL,
4.000%, 08/15/2038 (Callable 12/01/2024)	1,000,000	1,097,021
Eutaw Industrial Development Board,
0.020%, 06/01/2028
(Optional Put Date 07/01/2021)(1)	800,000	800,000
Industrial Development Board
of the City of Mobile AL,
0.020%, 06/01/2034
(Optional Put Date 07/01/2021)(1)	1,000,000	1,000,000
Mizuho Floater/Residual Trust,
0.270%, 12/01/2048 (Callable 08/02/2021)
(Optional Put Date 08/04/2021)(1)(3)	2,000,000	2,000,000
Tallassee Board of Education,
4.000%, 08/01/2034 (Callable 08/01/2030)
(Insured by AGM)	310,000	372,069
Wilsonville Industrial Development Board,
0.010%, 01/01/2024
(Optional Put Date 07/01/2021)(1)	1,000,000	1,000,000
Total Alabama
(Cost $6,991,464)		6,988,524	2.6%
Alaska
Alaska Housing Finance Corp.,
4.000%, 06/01/2036 (Callable 06/01/2025)	750,000	820,360
Alaska Industrial Development
& Export Authority:
4.000%, 04/01/2031 (Callable 04/01/2029)	1,800,000	2,115,146
4.250%, 04/01/2031 (Callable 04/01/2023)	185,000	195,224
Alaska Municipal Bond Bank Authority,
5.000%, 10/01/2026	175,000	213,718
CIVIC Ventures:
5.000%, 09/01/2022	260,000	268,569
5.000%, 09/01/2023	235,000	248,950
5.000%, 09/01/2025	170,000	187,449
5.000%, 09/01/2026 (Callable 09/01/2025)	430,000	481,198
University of Alaska,
5.000%, 10/01/2028 (Callable 10/01/2025)	110,000	126,263
Total Alaska
(Cost $4,559,204)		4,656,877	1.7%
Arizona
Arizona Industrial Development Authority:
2.470%, 07/01/2025
(Insured by SD CRED PROG)	190,000	193,088
3.169%, 10/01/2025	150,000	148,986
4.750%, 10/01/2025(3)	165,000	169,648
5.000%, 10/01/2028	110,000	133,883
4.000%, 11/01/2028	1,000,000	1,197,360
5.000%, 10/01/2029	10,000	12,360
5.000%, 10/01/2030 (Callable 10/01/2026)(3)	105,000	112,379
5.000%, 10/01/2030 (Callable 10/01/2029)	140,000	172,022
4.000%, 10/01/2031 (Callable 10/01/2029)	65,000	73,192
4.000%, 10/01/2033 (Callable 10/01/2029)	100,000	111,904
4.000%, 10/01/2034 (Callable 10/01/2029)	85,000	94,963
Cochise County Community College District,
5.000%, 07/01/2026 (Callable 07/01/2025)
(Insured by BAM)	120,000	140,879
Maricopa County Industrial
Development Authority:
4.500%, 07/01/2025(3)	125,000	125,563
5.000%, 07/01/2026
(Insured by SD CRED PROG)	430,000	503,342
5.000%, 07/01/2027
(Insured by SD CRED PROG)	710,000	844,616
5.000%, 01/01/2033 (Callable 01/01/2027)	250,000	302,019
Tender Option Bond Trust,
0.210%, 07/01/2025
(Optional Put Date 07/07/2021)(1)(3)	1,500,000	1,500,000
Total Arizona
(Cost $5,811,304)		5,836,204	2.2%
Arkansas
Batesville Public Facilities Board,
5.000%, 06/01/2027	500,000	590,439
City of Heber Springs AR,
1.625%, 06/01/2047 (Callable 06/01/2028)(6)	1,185,000	1,189,364
City of Maumelle AR,
4.000%, 08/01/2030 (Callable 08/01/2025)	75,000	81,431
City of Prairie Grove AR,
1.750%, 06/01/2051 (Callable 12/01/2026)
(Insured by BAM)	850,000	852,305
Henderson State University,
2.625%, 07/01/2022 (Callable 08/02/2021)	100,000	100,161
Little Rock Metrocentere
Improvement District No. 1,
0.020%, 12/01/2025
(Optional Put Date 07/01/2021)(1)	1,600,000	1,600,000
Lonoke School District No. 1,
2.250%, 02/01/2030 (Callable 08/02/2021)
(Insured by ST AID)	255,000	255,157
Southern Arkansas University,
4.000%, 03/01/2028 (Callable 03/01/2025)
(Insured by AGM)	205,000	227,982
Total Arkansas
(Cost $4,827,638)		4,896,839	1.8%
California
ABAG Finance Authority,
5.000%, 07/01/2021	1,000,000	1,000,000
American Valley Community Services District,
1.500%, 11/01/2023 (Callable 11/01/2022)(3)	1,000,000	1,010,416
Bay Area Toll Authority:
1.270%, 04/01/2036 (SIFMA Municipal
Swap Index + 1.250%) (Callable 10/01/2026)
(Mandatory Tender Date 04/01/2027)(2)	1,175,000	1,219,274
0.300%, 04/01/2056 (SIFMA Municipal
Swap Index + 0.280%) (Callable 10/01/2023)
(Mandatory Tender Date 04/01/2024)(2)	2,000,000	1,995,062
California Health Facilities Financing Authority,
3.000%, 03/01/2041 (Callable 09/01/2023)
(Mandatory Tender Date 03/01/2024)(1)	950,000	998,196
California Infrastructure & Economic
Development Bank:
0.370%, 08/01/2047 (SIFMA Municipal
Swap Index + 0.350%) (Callable 08/01/2023)
(Mandatory Tender Date 08/01/2024)(2)	2,165,000	2,165,020
0.720%, 12/01/2050 (SIFMA Municipal
Swap Index + 0.700%) (Callable 06/01/2025)
(Mandatory Tender Date 06/01/2026)(2)	1,000,000	1,013,422
California Municipal Finance Authority:
1.150%, 12/15/2021 (Callable 11/01/2021)
(Insured by ST AID)(3)	575,000	575,036
5.000%, 10/01/2023	140,000	153,716
California Public Finance Authority:
2.375%, 11/15/2028 (Callable 05/15/2023)(3)	315,000	319,359
3.125%, 05/15/2029 (Callable 11/15/2023)(3)	250,000	253,396
The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Cathedral City Public Financing Authority,
0.000%, 08/01/2032 (Insured by NATL)	$1,085,000	$832,687
City & County of San Francisco CA,
1.300%, 07/01/2023
(Mandatory Tender Date 01/01/2023)(1)	200,000	202,146
Hanford Joint Union High School District,
4.000%, 06/01/2049 (Callable 06/01/2026)
(Insured by AGM)	1,250,000	1,387,189
Jamul-Dulzura Union School District,
0.000%, 11/01/2027	585,000	541,163
Los Angeles Industrial Development Authority,
0.120%, 06/01/2025 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	1,325,000	1,325,000
Mayers Memorial Hospital District:
0.000%, 08/01/2026	230,000	202,939
0.000%, 08/01/2029	165,000	131,509
0.000%, 08/01/2032	210,000	150,603
0.000%, 08/01/2034	260,000	173,871
Metropolitan Water District
of Southern California,
0.160%, 07/01/2037 (SIFMA Municipal
Swap Index + 0.140%) (Callable 11/23/2023)
(Mandatory Tender Date 05/21/2024)(2)	150,000	150,000
Mizuho Floater/Residual Trust:
0.270%, 06/01/2026
(Optional Put Date 08/04/2021)(1)(3)	1,205,000	1,205,000
0.270%, 03/01/2036 (Callable 08/02/2021)
(Optional Put Date 08/04/2021)(1)(3)	2,300,000	2,300,000
0.270%, 10/01/2036 (Callable 08/02/2021)
(Optional Put Date 08/04/2021)(1)(3)	2,000,000	2,000,000
Modesto Irrigation District,
0.670%, 09/01/2027 (3 Month LIBOR
USD + 0.580%) (Callable 08/02/2021)
(Insured by NATL)(2)	300,000	300,600
Oxnard School District,
2.000%, 08/01/2045 (Callable 08/01/2026)
(Insured by BAM)(5)	325,000	362,648
Riverside County Redevelopment
Successor Agency:
0.000%, 10/01/2025 (Insured by BAM)(5)	200,000	230,413
0.000%, 10/01/2041 (Callable 10/01/2026)
(Insured by BAM)(5)	80,000	90,738
Saugus Union School District Financing Authority,
4.000%, 09/01/2027 (Insured by BAM)	650,000	762,686
Tender Option Bond Trust,
0.220%, 12/15/2038(1)(3)	1,000,000	1,000,000
University of California,
5.000%, 05/15/2026	1,500,000	1,764,436
Western Placer Unified School District,
2.000%, 06/01/2025 (Callable 06/01/2023)	225,000	231,177
Total California
(Cost $25,896,564)		26,047,702	9.8%
Colorado
City & County of Denver CO,
0.010%, 12/01/2029
(Optional Put Date 07/01/2021)(1)	400,000	400,000
Colorado Educational &
Cultural Facilities Authority:
5.250%, 03/01/2025 (Insured by NATL)	200,000	227,647
2.000%, 09/01/2030 (Callable 09/01/2028)	550,000	553,106
Colorado Health Facilities Authority,
4.000%, 12/01/2026
(Pre-refunded to 12/01/2022)	170,000	179,141
Colorado Housing & Finance Authority,
1.350%, 02/01/2022 (Callable 08/01/2021)	345,000	345,272
Denver Health & Hospital Authority,
4.000%, 12/01/2028 (Callable 12/01/2023)	100,000	106,911
E-470 Public Highway Authority:
0.000%, 09/01/2029 (Insured by NATL)	50,000	44,127
0.383%, 09/01/2039 (SOFR + 0.350%)
(Callable 06/01/2024)
(Mandatory Tender Date 09/01/2024)(2)	1,000,000	1,000,816
Glen Metropolitan District No. 2,
2.000%, 12/01/2030 (Insured by BAM)	275,000	275,934
Poudre Tech Metropolitan District:
3.000%, 12/01/2026 (Insured by AGM)	115,000	125,581
3.000%, 12/01/2027 (Insured by AGM)	270,000	296,340
Prairie Center Metropolitan District No. 7,
4.125%, 12/15/2036 (Callable 12/15/2025)	235,000	255,305
Vauxmont Metropolitan District:
5.000%, 12/15/2032 (Callable 12/15/2024)
(Insured by AGM)	135,000	156,337
3.250%, 12/15/2050 (Callable 12/15/2024)
(Insured by AGM)	750,000	801,990
Total Colorado
(Cost $4,698,545)		4,768,507	1.8%
Connecticut
Connecticut Housing Finance Authority,
3.300%, 11/15/2037 (Callable 11/15/2021)	2,000,000	2,020,656
Connecticut State Health & Educational
Facilities Authority:
4.500%, 07/01/2024 (Callable 07/01/2021)	300,000	300,000
2.750%, 01/01/2026 (Callable 07/01/2022)(3)	200,000	202,485
3.500%, 07/01/2026	700,000	775,709
5.000%, 07/01/2027 (Callable 07/01/2026)	60,000	70,422
Connecticut State Higher Education
Supplement Loan Authority,
5.000%, 11/15/2026	350,000	420,315
Town of Sprague CT:
4.000%, 09/01/2021 (Insured by BAM)	50,000	50,256
4.000%, 09/01/2024 (Insured by BAM)	40,000	43,757
4.000%, 09/01/2025 (Insured by BAM)	55,000	61,344
Town of Stratford CT,
5.000%, 08/01/2021	180,000	180,687
Total Connecticut
(Cost $4,038,792)		4,125,631	1.5%
District of Columbia
Howard University,
2.638%, 10/01/2021	150,000	150,795
Total District of Columbia
(Cost $150,000)		150,795	0.1%
Florida
City of Gainesville FL,
0.010%, 10/01/2042
(Optional Put Date 07/01/2021)(1)	1,000,000	1,000,000
City of Jacksonville FL:
4.000%, 10/01/2033 (Callable 10/01/2026)	100,000	115,131
0.020%, 08/01/2036 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	200,000	200,000
0.020%, 08/01/2036 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	1,000,000	1,000,000
City of Orlando FL,
5.000%, 11/01/2025 (Insured by AGM)	180,000	214,883
County of Escambia FL,
0.030%, 07/01/2022
(Optional Put Date 07/01/2021)(1)	900,000	900,000

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Florida Development Finance Corp.:
3.000%, 06/01/2023	$115,000	$118,882
4.000%, 06/01/2024	105,000	112,892
4.000%, 06/15/2025(3)	445,000	490,590
Florida Higher Educational Facilities
Financial Authority,
5.000%, 10/01/2021	225,000	227,457
Florida Housing Finance Corp.:
4.200%, 01/01/2045 (Callable 01/01/2028)
(Insured by GNMA)	130,000	141,152
3.500%, 07/01/2046 (Callable 07/01/2024)
(Insured by GNMA)	20,000	20,674
Highlands County Health Facilities Authority,
0.020%, 11/15/2037 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	1,100,000	1,100,000
Miami Health Facilities Authority,
5.000%, 07/01/2021	50,000	50,000
Miami-Dade County Industrial
Development Authority,
0.030%, 05/01/2046(1)	2,000,000	2,000,000
Orange County Convention Center,
4.000%, 10/01/2034 (Callable 10/01/2026)	300,000	346,008
Orange County Health Facilities Authority:
3.500%, 08/01/2022	150,000	154,723
5.000%, 08/01/2028 (Callable 08/01/2024)	300,000	334,061
Palm Beach County Health Facilities Authority:
5.000%, 05/15/2023	300,000	324,735
5.000%, 05/15/2031 (Callable 05/15/2027)	305,000	364,190
Pasco County School Board,
0.770%, 08/01/2032 (SIFMA Municipal
Swap Index + 0.750%) (Callable 08/04/2021)
(Mandatory Tender Date 08/02/2023)(2)	510,000	510,246
Sarasota County Health Facilities Authority,
3.000%, 05/15/2023	150,000	154,428
Sumter County Industrial
Development Authority,
5.000%, 07/01/2021	100,000	100,000
Tender Option Bond Trust:
0.220%, 01/01/2046 (Callable 01/01/2025)
(Optional Put Date 07/07/2021)(1)(3)	1,000,000	1,000,000
0.140%, 04/01/2053 (Callable 04/01/2028)
(Optional Put Date 07/07/2021)(1)(3)	2,000,000	2,000,000
UCF Stadium Corp.:
5.000%, 03/01/2024	300,000	330,421
5.000%, 03/01/2025	370,000	419,728
Volusia County School Board,
5.000%, 08/01/2031 (Callable 08/01/2024)	1,400,000	1,588,305
Total Florida
(Cost $15,181,205)		15,318,506	5.8%
Georgia
Atlanta Development Authority,
5.000%, 07/01/2024	200,000	226,691
Burke County Development Authority,
0.020%, 07/01/2049
(Optional Put Date 07/01/2021)(1)	2,000,000	2,000,000
City of Atlanta GA,
5.000%, 12/01/2021	875,000	890,484
Clayton County Development Authority,
4.000%, 07/01/2034 (Callable 07/01/2027)	100,000	115,415
Development Authority of Appling County,
0.030%, 09/01/2029
(Optional Put Date 07/01/2021)(1)	1,600,000	1,600,000
Development Authority of Bulloch County,
5.000%, 07/01/2029	385,000	500,039
Macon-Bibb County Housing Authority,
1.625%, 10/01/2024 (Callable 04/01/2022)
(Mandatory Tender Date 10/01/2022)(1)	1,000,000	998,957
Main Street Natural Gas, Inc.:
5.000%, 05/15/2024	65,000	73,332
0.817%, 04/01/2048 (1 Month LIBOR
USD + 0.750%) (Callable 06/01/2023)
(Mandatory Tender Date 09/01/2023)(2)	460,000	462,292
0.897%, 08/01/2048 (1 Month LIBOR
USD + 0.830%) (Callable 09/01/2023)
(Mandatory Tender Date 12/01/2023)(2)	290,000	292,242
Private Colleges & Universities Authority:
5.000%, 06/01/2023	145,000	157,251
5.000%, 06/01/2027	200,000	242,684
5.250%, 10/01/2027 (Callable 10/01/2021)	525,000	531,548
5.000%, 06/01/2033 (Callable 06/01/2031)	500,000	645,874
0.440%, 10/01/2039 (SIFMA Municipal Swap
Index + 0.420%) (Callable 02/16/2022)
(Mandatory Tender Date 08/16/2022)(2)	300,000	300,113
Total Georgia
(Cost $8,944,900)		9,036,922	3.4%
Illinois
Champaign & Piatt Counties Community
Unit School District No. 3,
3.500%, 09/01/2029 (Callable 09/01/2022)	180,000	183,137
Chicago Park District:
5.000%, 01/01/2022	140,000	143,204
5.000%, 01/01/2024	225,000	248,978
5.000%, 01/01/2030 (Callable 01/01/2024)	150,000	162,851
4.200%, 01/01/2031 (Callable 01/01/2022)	150,000	151,831
City of Chicago IL:
4.000%, 11/01/2021	80,000	80,991
5.000%, 11/01/2022	100,000	106,067
0.000%, 01/01/2023	325,000	317,766
5.000%, 11/01/2023	125,000	138,072
5.000%, 11/01/2027 (Callable 11/01/2026)
(Insured by BAM)	100,000	122,552
Cook County Community College
District No. 508,
5.250%, 12/01/2028 (Callable 12/01/2023)	325,000	358,928
Cook County School District No. 104,
0.000%, 12/01/2022 (ETM)	200,000	199,098
Crawford Hospital District,
4.000%, 01/01/2027 (Insured by AGM)	315,000	365,110
Eastern Illinois University,
6.350%, 04/01/2036 (Callable 08/02/2021)	1,390,000	1,390,435
Exceptional Children Have Opportunities,
4.000%, 12/01/2032 (Callable 12/01/2029)	500,000	584,390
Hoffman Estates Park District,
5.000%, 12/01/2025	500,000	550,595
Illinois Finance Authority:
4.000%, 02/15/2023	395,000	414,508
5.000%, 10/01/2023	100,000	109,750
5.000%, 11/01/2024	50,000	57,159
5.000%, 10/01/2025	150,000	175,953
5.000%, 09/01/2027 (Callable 09/01/2026)	500,000	594,174
4.000%, 11/01/2030	100,000	112,900
4.125%, 11/15/2037 (Callable 11/15/2025)	300,000	336,192
4.250%, 05/15/2041
(Pre-refunded to 05/15/2022)	80,000	82,834
6.000%, 10/01/2048 (Callable 10/01/2022)	610,000	630,317

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Joliet Park District,
4.000%, 02/01/2033 (Callable 02/01/2023)
(Insured by AGM)	$150,000	$157,490
Metropolitan Pier & Exposition Authority,
0.000%, 12/15/2022 (Insured by NATL)	125,000	123,563
Northern Illinois University:
5.000%, 10/01/2031 (Callable 04/01/2031)
(Insured by BAM)(6)	450,000	583,979
4.000%, 10/01/2032 (Callable 04/01/2031)
(Insured by BAM)(6)	500,000	599,783
Sales Tax Securitization Corp.,
5.000%, 01/01/2043 (Callable 01/01/2029)	1,000,000	1,237,715
State of Illinois:
5.000%, 02/01/2022	1,000,000	1,027,775
5.000%, 03/01/2022	2,000,000	2,063,449
6.000%, 06/15/2024 (Insured by NATL)	100,000	115,621
5.000%, 01/01/2026	50,000	59,157
University of Illinois,
5.500%, 04/01/2031 (Callable 07/19/2021)	30,000	30,076
Upper Illinois River Valley
Development Authority,
4.000%, 01/01/2031 (Callable 01/01/2027)(3)	225,000	237,376
Village of Crestwood IL,
4.000%, 12/15/2027 (Callable 12/15/2025)
(Insured by BAM)	135,000	150,355
Will County Community
High School District No. 210:
0.000%, 01/01/2028 (Insured by BAM)	310,000	275,152
0.000%, 01/01/2032 (Insured by BAM)	125,000	97,495
3.375%, 01/01/2033 (Callable 01/01/2023)	25,000	25,586
4.000%, 01/01/2034 (Callable 01/01/2029)
(Insured by AGM)	150,000	172,260
Total Illinois
(Cost $14,326,908)		14,574,624	5.5%
Indiana
City of Muncie IN,
4.000%, 01/15/2022 (Insured by AGM)	160,000	162,535
Hammond Local Public
Improvement Bond Bank,
2.000%, 12/31/2021	1,170,000	1,177,055
Indiana Finance Authority:
5.000%, 09/15/2023	795,000	862,289
5.000%, 10/01/2032 (Callable 10/01/2023)	250,000	263,510
3.750%, 10/01/2042 (Callable 10/01/2023)	40,000	40,333
5.000%, 10/01/2042 (Callable 10/01/2023)	50,000	52,311
Indiana Health & Educational Facilities
Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)	150,000	180,482
Indianapolis Local Public
Improvement Bond Bank,
5.000%, 02/01/2031 (Callable 12/29/2023)	675,000	751,740
St. Joseph County Airport Authority,
0.010%, 07/01/2027	410,000	376,319
Total Indiana
(Cost $3,779,964)		3,866,574	1.5%
Iowa
City of Coralville IA:
4.000%, 06/01/2024	200,000	211,618
4.000%, 05/01/2026 (Callable 05/01/2022)	545,000	546,567
Iowa Finance Authority,
4.000%, 07/01/2047 (Callable 07/01/2028)
(Insured by GNMA)	230,000	260,778
Iowa Higher Education Loan Authority:
3.000%, 04/01/2023	280,000	291,916
3.000%, 04/01/2024	255,000	271,052
Total Iowa
(Cost $1,553,547)		1,581,931	0.6%
Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	75,000	77,693
City of Goddard KS,
3.000%, 12/01/2022 (Callable 12/01/2021)	150,000	151,683
Kansas Independent College Finance Authority,
4.375%, 05/01/2022	500,000	509,422
Total Kansas
(Cost $730,761)		738,798	0.3%
Kentucky
Kentucky Economic Development
Finance Authority,
0.000%, 10/01/2025 (Insured by NATL)	35,000	32,842
Kentucky Higher Education Student Loan Corp.,
5.000%, 06/01/2024	130,000	145,296
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)
(Mandatory Tender Date 01/01/2025)(1)	275,000	305,447
1.187%, 12/01/2049 (1 Month LIBOR
USD + 1.120%) (Callable 03/01/2025)
(Mandatory Tender Date 06/01/2025)(2)	100,000	102,232
4.000%, 12/01/2049 (Callable 03/01/2025)
(Mandatory Tender Date 06/01/2025)(1)	240,000	270,247
Morehead State University,
5.000%, 04/01/2028 (Callable 04/01/2025)
(Insured by ST AID)	230,000	265,097
Total Kentucky
(Cost $1,079,894)		1,121,161	0.4%
Louisiana
City of Shreveport LA,
5.000%, 09/01/2024	440,000	497,655
Lafayette Public Trust Financing Authority,
3.000%, 10/01/2021	150,000	150,959
Louisiana Local Government
Environmental Facilities & Community
Development Authority:
4.000%, 10/01/2023	100,000	106,180
4.000%, 10/01/2024	145,000	157,227
3.020%, 04/01/2031 (Callable 04/01/2025)(3)	1,360,000	1,454,608
5.250%, 06/15/2033 (Callable 06/15/2031)(3)	1,175,000	1,227,045
Louisiana Public Facilities Authority:
0.000%, 10/01/2024(5)	330,000	324,923
0.000%, 10/01/2029(5)	255,000	274,700
0.010%, 05/01/2042
(Optional Put Date 07/01/2021)(1)	1,000,000	1,000,000
Louisiana Stadium & Exposition District,
4.000%, 07/03/2023 (Callable 04/01/2023)	825,000	873,530
Louisiana State University & Agricultural
& Mechanical College,
5.000%, 07/01/2027 (Callable 07/01/2024)	235,000	263,021
Morehouse Parish Hospital
Service District No. 1,
3.000%, 10/01/2030 (Callable 10/01/2027)	100,000	101,022
Total Louisiana
(Cost $6,324,763)		6,430,870	2.4%

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Maine
Finance Authority of Maine:
5.000%, 12/01/2022 (Insured by AGM)	$100,000	$106,426
5.000%, 12/01/2023 (Insured by AGM)	125,000	138,224
5.000%, 12/01/2024 (Insured by AGM)	125,000	142,568
5.000%, 12/01/2025 (Insured by AGM)	200,000	234,429
5.000%, 12/01/2026 (Insured by AGM)	200,000	239,982
Maine Health & Higher Educational
Facilities Authority:
5.000%, 07/01/2024
(Pre-refunded to 07/01/2023)	630,000	689,049
5.000%, 07/01/2026	100,000	119,940
Total Maine
(Cost $1,646,912)		1,670,618	0.6%
Maryland
Maryland Economic Development Corp.,
3.997%, 04/01/2034 (Callable 01/01/2034)(3)	2,000,000	2,164,352
Maryland Health & Higher Educational
Facilities Authority:
5.000%, 01/01/2024	540,000	580,996
5.000%, 01/01/2025	470,000	518,791
Total Maryland
(Cost $3,096,270)		3,264,139	1.2%
Massachusetts
City of Lynn MA,
5.000%, 09/01/2026 (Insured by ST AID)	580,000	710,605
Massachusetts Development Finance Agency:
5.000%, 07/15/2021(3)	100,000	100,136
5.000%, 07/15/2022(3)	115,000	119,460
5.000%, 07/15/2023(3)	115,000	123,539
5.000%, 07/15/2024(3)	125,000	138,281
5.000%, 07/15/2025(3)	65,000	73,740
Massachusetts Educational Financing Authority,
2.000%, 07/01/2037 (Callable 07/01/2031)(6)	2,600,000	2,598,500
Massachusetts State College Building Authority,
0.000%, 05/01/2028
(ETM) (Insured by NATL)	2,000,000	1,848,069
Total Massachusetts
(Cost $5,727,848)		5,712,330	2.1%
Michigan
Charter Township of Lansing MI,
2.750%, 05/01/2028 (Callable 08/02/2021)	265,000	265,318
City of Detroit MI:
5.000%, 04/01/2022	250,000	257,443
5.000%, 04/01/2023	275,000	293,907
Flint Hospital Building Authority,
5.000%, 07/01/2023	100,000	103,629
Michigan Finance Authority:
5.000%, 07/01/2024	260,000	289,916
5.000%, 07/01/2025 (Callable 07/01/2024)	25,000	27,745
5.000%, 07/01/2027 (Callable 07/01/2025)	160,000	188,420
5.000%, 07/01/2030 (Callable 07/01/2024)	165,000	179,656
5.000%, 07/01/2044 (Callable 07/01/2024)	130,000	139,030
Michigan State Housing Development Authority,
3.500%, 12/01/2050 (Callable 06/01/2029)	295,000	326,389
Michigan Strategic Fund:
1.450%, 09/01/2030
(Mandatory Tender Date 09/01/2021)(1)	500,000	500,983
0.010%, 12/01/2033
(Optional Put Date 07/01/2021)(1)	1,000,000	1,000,000
Redford Union School District No. 1,
5.000%, 11/01/2027 (Insured by Q-SBLF)	830,000	1,036,958
Tender Option Bond Trust,
0.120%, 05/01/2028 (Optional Put Date
07/07/2021) (Insured by Q-SBLF)(1)(3)	2,000,000	2,000,000
Western Michigan University,
5.000%, 11/15/2022	165,000	175,863
Total Michigan
(Cost $6,746,796)		6,785,257	2.5%
Minnesota
County of Chippewa MN,
4.000%, 03/01/2023	1,060,000	1,105,590
Minneapolis-Saint Paul Metropolitan
Airports Commission,
5.000%, 01/01/2026 (Callable 01/01/2022)	50,000	51,180
Plymouth Intermediate District No. 287,
3.000%, 05/01/2032 (Callable 05/01/2025)	650,000	689,061
Zumbro Education District:
4.000%, 02/01/2031	370,000	441,720
4.000%, 02/01/2033 (Callable 02/01/2031)	300,000	355,418
Total Minnesota
(Cost $2,644,930)		2,642,969	1.0%
Mississippi
City of Ridgeland MS,
3.000%, 10/01/2025	325,000	343,414
Mississippi Business Finance Corp.:
2.500%, 04/01/2022 (Callable 08/02/2021)	375,000	377,254
3.200%, 09/01/2028 (Callable 03/13/2024)	1,000,000	1,051,221
Mississippi Home Corp.,
4.000%, 12/01/2043 (Callable 12/01/2026)
(Insured by GNMA)	85,000	91,671
Mississippi Hospital Equipment
& Facilities Authority,
5.000%, 10/01/2040 (Callable 12/01/2026)
(Mandatory Tender Date 03/01/2027)(1)	100,000	118,892
State of Mississippi,
5.000%, 10/15/2032 (Callable 10/15/2028)	1,495,000	1,869,888
Vicksburg Warren School District,
5.000%, 03/01/2025	285,000	325,728
Total Mississippi
(Cost $4,125,126)		4,178,068	1.6%
Missouri
County of Platte MO:
5.000%, 02/01/2025 (Callable 02/01/2023)	125,000	130,452
3.000%, 03/01/2027 (Callable 03/01/2023)	200,000	201,334
Health & Educational Facilities Authority
of the State of Missouri:
5.000%, 02/01/2022	255,000	261,704
5.000%, 02/01/2025 (Callable 02/01/2024)	180,000	199,661
5.000%, 09/01/2027	150,000	177,550
4.000%, 08/01/2030 (Callable 08/01/2024)	200,000	215,309
5.000%, 06/01/2031 (Callable 06/01/2024)	1,000,000	1,126,919
4.250%, 08/01/2035 (Callable 08/01/2024)	110,000	118,623
Missouri Development Finance Board,
0.080%, 08/01/2038 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	835,000	835,000
St. Joseph Industrial Development Authority,
3.100%, 01/01/2023	100,000	101,185
St. Louis Land Clearance for
Redevelopment Authority:
4.250%, 06/01/2026	250,000	271,246
3.875%, 10/01/2035 (Callable 10/01/2029)	450,000	442,971
St. Louis Municipal Finance Corp.,
5.000%, 02/15/2025	300,000	346,819
Total Missouri
(Cost $4,331,187)		4,428,773	1.7%

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Montana
Mizuho Floater/Residual Trust,
0.270%, 12/01/2060
(Optional Put Date 08/04/2021)(1)(3)	$1,110,000	$1,110,000
Total Montana
(Cost $1,110,000)		1,110,000	0.4%
Nebraska
Central Plains Energy Project,
5.000%, 09/01/2042 (Callable 09/01/2022)	45,000	47,447
Madison County Hospital Authority No. 1:
5.000%, 07/01/2021	295,000	295,000
5.000%, 07/01/2022	520,000	542,878
Total Nebraska
(Cost $881,160)		885,325	0.3%
Nevada
City of Sparks NV,
2.500%, 06/15/2024(3)	125,000	127,264
Clark County School District,
5.000%, 06/15/2023	100,000	109,232
Henderson Public Improvement Trust:
3.000%, 01/01/2022	175,000	176,672
3.000%, 01/01/2026	270,000	283,443
State of Nevada,
4.000%, 12/15/2025(3)	1,100,000	1,163,595
Total Nevada
(Cost $1,822,955)		1,860,206	0.7%
New Hampshire
New Hampshire Health and Education
Facilities Authority,
3.150%, 04/01/2022 (Callable 11/01/2021)(3)	1,500,000	1,503,929
Total New Hampshire
(Cost $1,503,827)		1,503,929	0.6%
New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024(3)	140,000	150,417
City of Newark NJ:
5.000%, 10/01/2021 (Insured by ST AID)	95,000	95,987
2.000%, 10/05/2021	1,000,000	1,004,434
5.000%, 10/01/2022	500,000	525,238
5.000%, 10/01/2022 (Insured by ST AID)	130,000	136,562
Essex County Improvement Authority,
5.000%, 11/01/2027	350,000	438,249
Garden State Preservation Trust,
5.000%, 11/01/2021	325,000	329,637
New Jersey Economic Development Authority:
1.270%, 09/01/2025 (SIFMA Municipal
Swap Index + 1.250%) (Callable 03/01/2025)
(Insured by ST AID)(2)	380,000	385,755
5.000%, 03/01/2029 (Callable 03/01/2023)	200,000	214,779
5.625%, 01/01/2052 (Callable 01/01/2024)	1,000,000	1,124,631
New Jersey Educational Facilities Authority:
5.000%, 07/01/2026
(Pre-refunded to 07/01/2025)	55,000	64,759
5.000%, 07/01/2026 (Callable 07/01/2025)	70,000	81,816
5.000%, 07/01/2028 (Insured by AGM)	125,000	158,007
New Jersey Housing & Mortgage Finance Agency,
3.500%, 04/01/2051 (Callable 04/01/2029)	760,000	844,300
South Jersey Port Corp.,
3.500%, 01/01/2032 (Callable 01/01/2026)	100,000	107,003
Total New Jersey
(Cost $5,599,408)		5,661,574	2.1%
New Mexico
City of Farmington NM,
1.875%, 04/01/2033
(Mandatory Tender Date 10/01/2021)(1)	50,000	50,180
Town of Clayton NM,
5.000%, 11/01/2026 (Callable 11/01/2025)
(Insured by NATL)	185,000	213,663
Village of Los Ranchos de Albuquerque NM,
5.000%, 09/01/2027	350,000	419,019
Total New Mexico
(Cost $667,492)		682,862	0.3%
New York
Albany Capital Resource Corp.,
5.000%, 05/01/2023	140,000	152,489
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	200,000	194,172
Amherst Development Corp.,
5.000%, 10/01/2022	355,000	371,285
Build NYC Resource Corp.,
4.000%, 12/01/2031 (Callable 12/01/2029)(3)	600,000	670,797
City of New York NY,
0.140%, 04/01/2042 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	2,500,000	2,500,000
City of Poughkeepsie NY:
4.000%, 04/15/2028	230,000	253,394
4.000%, 04/15/2030	250,000	275,195
County of Nassau NY,
5.000%, 04/01/2026
(Pre-refunded to 04/01/2024)	2,000,000	2,257,565
County of Suffolk NY,
2.000%, 07/22/2021	1,000,000	1,001,035
Huntington Local Development Corp.,
4.000%, 07/01/2027	1,000,000	1,061,284
JPMorgan Chase Putters/Drivers Trust,
0.190%, 12/01/2024
(Optional Put Date 07/01/2021)(1)(3)	600,000	600,000
Long Island Power Authority,
0.820%, 05/01/2033 (1 Month LIBOR
USD + 0.750%) (Callable 10/01/2022)
(Mandatory Tender Date 10/01/2023)(2)	850,000	852,818
Metropolitan Transportation Authority:
5.000%, 11/15/2021	90,000	91,550
5.000%, 11/15/2021	100,000	101,722
5.000%, 05/15/2022	375,000	390,514
5.000%, 11/15/2022	225,000	239,259
0.617%, 11/01/2030
(1 Month LIBOR USD + 0.550%)
(Mandatory Tender Date 11/01/2022)(2)	1,700,000	1,707,988
New York City Housing Development Corp.,
0.700%, 11/01/2060 (Callable 07/01/2023)
(Mandatory Tender Date 07/01/2025)(1)	2,500,000	2,500,220
New York City Industrial Development Agency,
5.000%, 03/01/2028 (Insured by AGM)	250,000	312,234
New York City Transitional Finance Authority,
0.010%, 02/01/2044
(Optional Put Date 07/01/2021)(1)	1,000,000	1,000,000
New York City Water & Sewer System,
0.010%, 06/15/2048
(Optional Put Date 07/01/2021)(1)	500,000	500,000
Onondaga Civic Development Corp.:
5.000%, 10/01/2023	165,000	176,648
5.000%, 10/01/2024	35,000	38,377
5.000%, 10/01/2025	225,000	252,055
4.125%, 10/01/2035 (Callable 10/01/2025)	235,000	246,513

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Onondaga County Trust for Cultural Resources:
5.000%, 05/01/2027	$180,000	$220,221
5.000%, 05/01/2029 (Callable 05/01/2027)	345,000	418,824
State of New York Mortgage Agency,
3.500%, 04/01/2049 (Callable 10/01/2028)	230,000	246,739
Tender Option Bond Trust,
0.240%, 11/15/2023
(Optional Put Date 07/07/2021)(3)(5)	1,000,000	1,000,000
Town of Alabama NY,
1.000%, 09/30/2021 (Callable 08/02/2021)	600,000	600,234
Town of Ramapo NY:
3.250%, 05/15/2023	200,000	199,802
3.375%, 05/15/2024 (Callable 05/15/2023)	25,000	24,999
3.000%, 11/01/2027 (Callable 11/01/2022)	100,000	96,991
4.125%, 05/15/2028 (Callable 05/15/2023)	115,000	116,103
Triborough Bridge & Tunnel Authority:
0.567%, 11/15/2027 (1 Month LIBOR
USD + 0.500%) (Callable 08/02/2021)
(Mandatory Tender Date 11/15/2021)(2)	200,000	200,073
0.413%, 01/01/2032
(SOFR + 0.380%) (Callable 11/01/2023)
(Mandatory Tender Date 02/01/2024)(2)	1,000,000	999,522
Total New York
(Cost $21,597,238)		21,870,622	8.2%
North Carolina
Durham Housing Authority,
2.000%, 09/01/2024 (Callable 04/01/2022)
(Mandatory Tender Date 09/01/2022)(1)	1,000,000	1,001,053
Nash Health Care Systems,
4.250%, 11/01/2032 (Callable 05/01/2022)	130,000	132,228
North Carolina Central University,
5.000%, 04/01/2027	410,000	499,422
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)	50,000	53,462
Total North Carolina
(Cost $1,659,088)		1,686,165	0.6%
North Dakota
Cass County Joint Water Resource District,
0.480%, 05/01/2024 (Callable 11/01/2022)	2,000,000	1,996,002
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)	165,000	166,956
City of Grand Forks ND,
5.000%, 12/01/2024	100,000	113,367
City of Horace ND:
3.000%, 05/01/2022	215,000	219,287
1.900%, 08/01/2022 (Callable 08/02/2021)	500,000	500,524
0.650%, 08/01/2023 (Callable 08/01/2022)(6)	500,000	500,067
City of Larimore ND,
0.850%, 05/01/2024 (Callable 05/01/2022)	1,100,000	1,100,532
City of Mandan ND:
4.000%, 09/01/2034 (Callable 09/01/2024)	1,010,000	1,087,025
3.000%, 09/01/2036 (Callable 09/01/2024)	255,000	264,593
County of Burleigh ND,
2.750%, 02/01/2022 (Callable 07/21/2021)	1,000,000	1,000,414
County of McKenzie ND:
5.000%, 08/01/2023	300,000	324,534
5.000%, 08/01/2024 (Callable 08/01/2023)	400,000	431,678
County of Mercer ND,
2.000%, 05/01/2022	125,000	126,615
Jamestown Park District:
4.000%, 07/01/2031 (Callable 07/01/2024)	200,000	216,110
2.900%, 07/01/2035 (Callable 07/16/2021)	155,000	155,076
North Dakota Housing Finance Agency,
3.350%, 07/01/2031 (Callable 01/01/2027)	45,000	48,493
Williston Parks & Recreation District:
4.500%, 03/01/2025 (Callable 07/16/2021)	425,000	425,062
4.000%, 03/01/2032 (Callable 07/16/2021)	25,000	24,543
Total North Dakota
(Cost $8,657,838)		8,700,878	3.3%
Ohio
City of Middleburg Heights OH:
5.000%, 08/01/2034 (Callable 08/01/2031)	200,000	261,771
5.250%, 08/01/2041 (Callable 08/01/2021)	725,000	728,006
City of West Carrollton OH,
2.500%, 10/01/2021	800,000	804,213
Cleveland-Cuyahoga County Port Authority:
5.000%, 07/01/2030	350,000	452,898
5.000%, 07/01/2032 (Callable 07/01/2031)	495,000	650,473
County of Montgomery OH,
3.000%, 08/01/2034 (Callable 02/01/2031)	200,000	219,004
Northeast Ohio Medical University:
5.000%, 12/01/2024	75,000	85,215
5.000%, 12/01/2026	100,000	119,700
Ohio Higher Educational Facility Commission:
5.000%, 12/01/2021	200,000	202,807
2.491%, 12/01/2023 (CPI YOY + 1.120%)
(Insured by AMBAC)(2)	500,000	520,213
Ohio Housing Finance Agency,
3.750%, 09/01/2050 (Callable 03/01/2029)
(Insured by GNMA)	155,000	173,474
Port of Greater Cincinnati
Development Authority,
3.000%, 05/01/2023 (Callable 05/01/2022)	150,000	150,177
Township of Miami OH:
4.000%, 12/01/2030 (Callable 12/01/2029)	300,000	367,851
4.000%, 12/01/2031 (Callable 12/01/2029)	200,000	244,358
University of Akron,
5.000%, 01/01/2037 (Callable 07/01/2026)	1,000,000	1,195,194
Total Ohio
(Cost $6,110,902)		6,175,354	2.3%
Oklahoma
Oklahoma Development Finance Authority,
0.110%, 08/15/2031 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	1,000,000	1,000,000
Tulsa Industrial Authority:
5.000%, 10/01/2022	165,000	172,084
5.000%, 10/01/2023	185,000	198,824
Total Oklahoma
(Cost $1,365,443)		1,370,908	0.5%
Oregon
Clackamas Community College District,
5.000%, 06/15/2038 (Callable 06/15/2027)(5)	125,000	151,917
County of Yamhill OR,
4.000%, 10/01/2021	325,000	327,748
Oregon State Facilities Authority:
5.000%, 10/01/2025	225,000	263,826
5.000%, 10/01/2028	150,000	189,191
State of Oregon Housing & Community
Services Department:
3.900%, 01/01/2033 (Callable 07/01/2023)	80,000	82,770
3.600%, 07/01/2034 (Callable 07/01/2024)	835,000	868,770
4.000%, 01/01/2047 (Callable 07/01/2025)	30,000	32,105
4.000%, 07/01/2047 (Callable 07/01/2026)	45,000	48,816
The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Yamhill County Hospital Authority,
2.125%, 11/15/2027 (Callable 11/15/2022)	$1,000,000	$1,002,074
Total Oregon
(Cost $2,925,048)		2,967,217	1.1%
Pennsylvania
Allentown City School District,
1.000%, 03/31/2022 (Callable 12/31/2021)
(Insured by ST AID)(6)	1,800,000	1,800,005
Bucks County Industrial Development Authority:
5.000%, 07/01/2028	470,000	570,437
3.750%, 09/15/2043 (Callable 09/15/2023)	150,000	156,187
Chester County Industrial
Development Authority,
5.000%, 08/01/2035 (Callable 08/01/2023)	650,000	686,395
City of Bradford PA:
4.000%, 11/01/2026 (Callable 11/01/2025)
(Insured by AGM)	415,000	468,990
4.000%, 11/01/2027 (Callable 11/01/2025)
(Insured by AGM)	370,000	418,029
City of Erie Higher Education Building Authority,
5.000%, 05/01/2029	370,000	459,794
City of Philadelphia PA,
5.000%, 06/15/2027 (Callable 08/02/2021)	1,000,000	1,008,782
City of Scranton PA,
5.000%, 09/01/2021(3)	375,000	377,056
City of York PA,
5.000%, 11/15/2025	525,000	603,908
Cumberland County Municipal Authority:
5.000%, 01/01/2029
(Pre-refunded to 01/01/2025)	30,000	34,674
5.000%, 01/01/2029 (Callable 01/01/2025)	145,000	163,444
Delaware County Industrial
Development Authority,
0.030%, 09/01/2045
(Optional Put Date 07/01/2021)(1)	1,345,000	1,345,000
Delaware Valley Regional Finance Authority:
0.550%, 09/01/2048 (SIFMA Municipal
Swap Index + 0.530%) (Callable 09/01/2022)
(Mandatory Tender Date 09/01/2023)(2)	500,000	499,486
0.947%, 09/01/2048 (1 Month LIBOR
USD + 0.880%) (Callable 09/01/2024)
(Mandatory Tender Date 09/01/2025)(2)	1,000,000	1,003,362
East Hempfield Township Industrial
Development Authority:
5.000%, 07/01/2025 (ETM)	250,000	272,112
5.000%, 07/01/2030
(Pre-refunded to 07/01/2023)	300,000	328,119
Lancaster Industrial Development Authority:
0.440%, 01/15/2023 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	105,000	105,000
0.440%, 02/15/2024 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	225,000	225,000
Latrobe Industrial Development Authority:
5.000%, 03/01/2024	80,000	87,868
5.000%, 03/01/2025	110,000	124,066
5.000%, 03/01/2026	150,000	173,111
Montgomery County Higher Education
& Health Authority,
1.125%, 05/01/2036
(Mandatory Tender Date 05/01/2023)(5)	250,000	249,831
Montgomery County Industrial
Development Authority:
5.000%, 11/15/2027
(Pre-refunded to 05/15/2022)	130,000	135,511
4.000%, 10/01/2036 (Callable 10/01/2026)(6)	430,000	484,933
5.000%, 11/15/2036 (Callable 11/15/2026)	750,000	882,803
4.000%, 10/01/2041 (Callable 10/01/2026)(6)	425,000	475,870
Northeastern Pennsylvania Hospital
and Education Authority,
5.000%, 05/01/2033 (Callable 05/01/2029)	260,000	317,455
Pennsylvania Economic Development
Financing Authority,
3.000%, 01/01/2023	745,000	768,113
Pennsylvania Higher Education
Assistance Agency,
5.000%, 06/01/2028	1,685,000	2,036,115
Pennsylvania Higher Educational
Facilities Authority:
5.000%, 05/01/2025	200,000	233,307
5.000%, 07/01/2035 (Callable 07/01/2026)	600,000	675,761
5.000%, 03/01/2042 (Callable 09/01/2022)	700,000	734,106
Pennsylvania Housing Finance Agency,
3.200%, 04/01/2040 (Callable 10/01/2025)	190,000	196,870
Pennsylvania Turnpike Commission:
0.720%, 12/01/2023 (SIFMA Municipal Swap
Index + 0.700%) (Callable 12/01/2022)(2)	500,000	502,848
0.000%, 12/01/2039 (Callable 06/01/2029)(5)	20,000	22,041
0.000%, 12/01/2040 (Callable 06/01/2029)(5)	35,000	38,509
Philadelphia Authority for
Industrial Development:
5.000%, 10/01/2030	350,000	444,326
5.750%, 06/15/2042 (Callable 06/15/2022)	460,000	477,841
Pittsburgh Water & Sewer Authority,
0.670%, 09/01/2040 (1 Month LIBOR
USD + 0.650%) (Callable 06/01/2023)
(Mandatory Tender Date 12/01/2023)
(Insured by AGM)(2)	1,100,000	1,110,049
Redevelopment Authority
of the City of Philadelphia,
5.000%, 04/15/2027 (Callable 04/15/2025)	100,000	116,564
Scranton School District,
0.918%, 04/01/2031 (1 Month LIBOR
USD + 0.850%) (Callable 12/01/2022)
(Mandatory Tender Date 06/01/2023)
(Insured by ST AID)(2)	945,000	949,714
State Public School Building Authority:
5.000%, 12/01/2028 (Pre-refunded to
12/01/2026) (Insured by AGM)	15,000	18,457
5.000%, 12/01/2028 (Callable 12/01/2026)
(Insured by AGM)	85,000	104,193
Westmoreland County Industrial
Development Authority,
5.000%, 07/01/2028	575,000	724,625
York County Industrial Development Authority,
3.000%, 11/01/2036 (Callable 05/01/2026)	730,000	754,183
Total Pennsylvania
(Cost $22,861,392)		23,364,850	8.8%
Rhode Island
Rhode Island Health and
Educational Building Corp.,
0.020%, 06/01/2035
(Optional Put Date 07/01/2021)(1)	745,000	745,000
Rhode Island Student Loan Authority,
2.195%, 12/01/2039 (Callable 12/01/2030)	1,010,000	1,028,396
Total Rhode Island
(Cost $1,755,000)		1,773,396	0.7%

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
South Carolina
Florence-Darlington Commission
for Technical Education,
5.000%, 03/01/2024 (Callable 09/01/2023)	$460,000	$500,582
Patriots Energy Group Financing Agency,
0.927%, 10/01/2048 (1 Month LIBOR
USD + 0.860%) (Callable 11/01/2023)
(Mandatory Tender Date 02/01/2024)(2)	850,000	857,723
South Carolina Jobs-Economic
Development Authority:
4.000%, 08/15/2030 (Callable 08/15/2026)	130,000	145,870
5.250%, 08/15/2033 (Callable 08/15/2026)	350,000	407,766
South Carolina State Housing Finance
& Development Authority,
3.800%, 07/01/2034 (Callable 07/01/2024)
(Insured by GNMA)	100,000	102,312
South Carolina Transportation
Infrastructure Bank,
0.517%, 10/01/2031 (1 Month LIBOR
USD + 0.450%) (Callable 10/01/2021)(2)	800,000	800,326
Total South Carolina
(Cost $2,755,683)		2,814,579	1.1%
South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	250,000	284,769
South Dakota Health & Educational
Facilities Authority,
5.000%, 09/01/2032 (Callable 09/01/2027)	100,000	120,359
Total South Dakota
(Cost $380,342)		405,128	0.1%
Tennessee
City of Memphis TN,
4.000%, 12/01/2035 (Callable 12/01/2026)	500,000	577,098
City of Sevierville TN Public Building authority,
0.030%, 06/01/2032 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	2,200,000	2,200,000
Greeneville Health & Educational
Facilities Board,
1.450%, 12/01/2022
(Mandatory Tender Date 12/01/2021)(1)	180,000	180,931
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026	1,100,000	1,346,171
Tennessee Housing Development Agency:
2.350%, 07/01/2022	25,000	25,480
4.000%, 07/01/2048 (Callable 01/01/2027)	195,000	212,363
4.500%, 07/01/2049 (Callable 01/01/2028)	45,000	50,467
Total Tennessee
(Cost $4,530,899)		4,592,510	1.7%
Texas
Alvin Independent School District,
2.150%, 02/15/2039 (Mandatory Tender
Date 08/15/2021) (PSF Guaranteed)(1)	365,000	365,828
Austin-Bergstrom Landhost Enterprises, Inc.,
5.000%, 10/01/2035 (Callable 10/01/2027)	1,160,000	1,345,949
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)	75,000	73,468
Caney Creek Municipal Utility District,
5.000%, 03/01/2024	390,000	432,266
Central Texas Regional Mobility Authority:
5.000%, 01/01/2027 (Callable 01/01/2026)	750,000	885,334
5.000%, 01/01/2034 (Callable 01/01/2026)	25,000	29,028
City of Austin TX,
5.250%, 05/15/2025	125,000	137,373
City of Garland TX,
5.000%, 03/01/2034 (Callable 03/01/2026)	1,000,000	1,183,247
City of Magnolia TX,
5.700%, 09/01/2046(3)	500,000	585,007
Clifton Higher Education Finance Corp.:
3.100%, 12/01/2022	30,000	30,337
6.000%, 03/01/2029 (Callable 03/01/2024)(5)	1,255,000	1,407,515
4.000%, 08/15/2030 (Callable 08/15/2027)
(PSF Guaranteed)	900,000	1,062,653
3.950%, 12/01/2032 (Callable 12/01/2022)	265,000	272,928
County of Winkler TX,
2.000%, 02/15/2025	45,000	43,688
County of Wise TX:
5.000%, 08/15/2024	225,000	254,055
5.000%, 08/15/2025	250,000	290,806
5.000%, 08/15/2026	380,000	453,363
5.000%, 08/15/2027	505,000	614,231
El Paso Downtown Development Corp.,
5.000%, 08/15/2027 (Callable 08/15/2026)	230,000	265,721
Grand Mission Municipal Utility District No. 2,
2.250%, 09/01/2028 (Callable 09/01/2023)
(Insured by NATL)	95,000	95,616
Harris County Cultural Education
Facilities Finance Corp.:
4.000%, 11/15/2029 (Callable 05/15/2026)	285,000	318,637
0.590%, 12/01/2049 (SIFMA Municipal
Swap Index + 0.570%) (Callable 06/01/2024)
(Mandatory Tender Date 12/04/2024)(2)	35,000	34,855
Harris County Municipal Utility
District No. 406,
3.500%, 09/01/2022	100,000	103,410
Harris County Municipal
Utility District No. 450,
3.500%, 09/01/2039 (Callable 09/01/2024)
(Insured by AGM)	190,000	203,112
Harris County-Houston Sports Authority,
5.000%, 11/15/2026 (Callable 11/15/2024)
(Insured by AGM)	150,000	170,029
Hunt Memorial Hospital District,
5.000%, 02/15/2030	1,000,000	1,255,707
Matagorda County Navigation District No. 1,
5.125%, 11/01/2028 (Insured by AMBAC)(5)	850,000	1,070,429
Port of Port Arthur Navigation District:
0.020%, 04/01/2040
(Optional Put Date 07/01/2021)(1)	2,495,000	2,495,000
0.070%, 11/01/2040 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	300,000	300,000
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034 (Callable 09/15/2022)	465,000	482,672
State of Texas,
0.050%, 12/01/2051 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	2,500,000	2,500,000
Tender Option Bond Trust,
0.120%, 01/01/2029
(Optional Put Date 07/07/2021)(1)(3)	2,000,000	2,000,000
Texas Municipal Gas Acquisition
& Supply Corp. I,
1.530%, 12/15/2026 (3 Month LIBOR
USD + 1.450%) (Callable 07/01/2021)(2)	500,000	500,066

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Texas Municipal Gas Acquisition
and Supply Corp. II,
0.950%, 09/15/2027
(3 Month LIBOR USD + 0.870%)(2)	$120,000	$121,904
Total Texas
(Cost $21,122,340)		21,384,234	8.0%
Utah
Utah Charter School Finance Authority:
3.000%, 04/15/2027 (Insured by UT CSCE)	160,000	175,291
5.000%, 04/15/2037 (Callable 04/15/2026)
(Insured by UT CSCE)	270,000	309,368
5.000%, 10/15/2043 (Callable 10/15/2023)
(Insured by UT CSCE)	500,000	538,263
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)
(Insured by FHA)	275,000	296,138
Total Utah
(Cost $1,303,901)		1,319,060	0.5%
Vermont
Vermont Educational & Health Buildings
Financing Agency,
5.000%, 12/01/2034 (Callable 06/01/2026)	1,000,000	1,192,063
Vermont Student Assistance Corp.,
5.000%, 06/15/2026	1,525,000	1,804,073
Winooski School District,
1.250%, 10/15/2021	1,000,000	1,001,322
Total Vermont
(Cost $3,964,089)		3,997,458	1.5%
Virginia
County of Fairfax VA,
5.000%, 10/01/2021 (Insured by ST AID)	140,000	141,696
Toll Road Investors Partnership II LP,
0.000%, 02/15/2027(3)	1,000,000	794,554
Total Virginia
(Cost $923,946)		936,250	0.4%
Washington
City of Seattle WA,
0.510%, 11/01/2046 (SIFMA Municipal
Swap Index + 0.490%) (Callable 11/01/2022)
(Mandatory Tender Date 11/01/2023)(2)	500,000	501,389
County of Lewis WA,
3.000%, 12/01/2026 (Callable 12/01/2022)	100,000	103,463
King County Housing Authority,
5.000%, 12/01/2030 (Callable 12/01/2026)	400,000	482,480
Pend Oreille County Public
Utility District No. 1:
5.000%, 01/01/2022	225,000	229,488
5.000%, 01/01/2028	220,000	264,272
5.000%, 01/01/2029 (Callable 01/01/2028)	165,000	197,120
5.000%, 01/01/2038 (Callable 01/01/2029)	300,000	354,661
Skagit County Public Hospital District No. 1,
5.000%, 12/01/2021	150,000	152,585
Vancouver Housing Authority,
1.700%, 12/01/2024	140,000	143,724
Washington Health Care Facilities Authority,
1.420%, 01/01/2035 (SIFMA Municipal Swap
Index + 1.400%) (Callable 07/01/2024)
(Mandatory Tender Date 01/01/2025)(2)	150,000	150,871
Washington State Housing Finance Commission:
3.200%, 07/01/2021(3)	245,000	245,000
4.000%, 06/01/2050 (Callable 06/01/2029)
(Insured by GNMA)	290,000	325,939
Total Washington
(Cost $3,041,793)		3,150,992	1.2%
Wisconsin
Appleton Redevelopment Authority,
0.060%, 06/01/2036 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	2,500,000	2,500,000
Mizuho Floater/Residual Trust,
0.270%, 07/01/2027
(Optional Put Date 08/04/2021)(1)(3)	830,000	830,000
Palmyra-Eagle Area School District:
3.000%, 03/01/2025 (Callable 03/01/2023)	100,000	98,405
3.000%, 03/01/2027 (Callable 03/01/2023)	500,000	482,337
Public Finance Authority:
4.000%, 06/01/2022	100,000	102,963
5.000%, 07/01/2022	55,000	56,073
5.000%, 10/01/2023(3)	100,000	108,748
3.000%, 03/01/2026 (Callable 08/02/2021)(3)	700,000	700,572
5.750%, 04/01/2042 (Callable 04/01/2022)	500,000	516,518
Tender Option Bond Trust:
0.220%, 07/01/2029
(Optional Put Date 07/07/2021)(1)(3)	1,000,000	1,000,000
0.270%, 04/01/2032 (Callable 08/02/2021)
(Optional Put Date 07/07/2021)(1)(3)	1,000,000	1,000,000
Village of Mount Pleasant WI,
5.000%, 04/01/2048 (Callable 04/01/2028)	325,000	392,202
Waunakee Community School District,
2.500%, 04/01/2025 (Callable 08/02/2021)	250,000	250,402
Wisconsin Center District,
0.000%, 12/15/2029 (Insured by AGM)	1,050,000	922,499
Wisconsin Health & Educational
Facilities Authority:
4.000%, 08/15/2024	160,000	176,002
4.000%, 08/15/2025	230,000	259,266
4.000%, 09/15/2025 (Callable 09/15/2022)	100,000	104,043
5.000%, 09/15/2028 (Callable 09/15/2023)	45,000	48,922
5.000%, 11/01/2029 (Callable 11/01/2026)	430,000	480,563
5.250%, 10/15/2039 (Callable 10/15/2021)	200,000	202,788
5.000%, 02/15/2051 (Callable 08/15/2026)
(Mandatory Tender Date 02/15/2027)(1)	300,000	359,678
5.000%, 02/15/2052 (Callable 08/15/2024)
(Mandatory Tender Date 02/15/2025)(1)	300,000	340,009
0.110%, 02/15/2053 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	300,000	300,000
Wisconsin Housing & Economic
Development Authority:
3.000%, 07/01/2022 (Callable 08/02/2021)(3)	150,000	151,504
4.000%, 07/01/2030 (Callable 07/01/2028)(3)	135,000	143,452
Total Wisconsin
(Cost $11,367,457)		11,526,946	4.3%
Wyoming
Carbon County Specific Purpose
Tax Joint Powers Board,
5.000%, 06/15/2022	435,000	452,432
Total Wyoming
(Cost $448,890)		452,432	0.2%
Total Municipal Bonds
(Cost $265,570,653)		269,015,494	101.0%

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

			% of
	Shares	Value	Net Assets
Closed-End Investment Company
Nuveen AMT-Free Quality Municipal
Income Fund, Series D Preferred Shares,
0.320%, 03/01/2029(1)	3,000	$3,000,000
Total Closed-End Investment Company
(Cost $3,000,000)		3,000,000	1.1%
Total Long-Term Investments
(Cost $268,570,653)		272,015,494	102.1%
Short-Term Investments
	Principal
	Amount
Commercial Paper
City of Denton TX,
0.500%, 08/18/2021	$2,000,000	2,000,106
Total Commercial Paper
(Cost $2,000,000)		2,000,106	0.8%

	Shares
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free
Cash Trust, Premier Shares, 0.01%(4)	265,274	265,274
Total Money Market Mutual Fund
(Cost $265,274)		265,274	0.1%
Total Short-Term Investments
(Cost $2,265,274)		2,265,380	0.9%
Total Investments
(Cost $270,835,927)		274,280,874	103.0%
Liabilities in Excess of Other Assets		(7,943,845)	(3.0)%
TOTAL NET ASSETS		$266,337,029	100.0%
Notes to Schedule of Investments
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
BAM – Build America Mutual Assurance Co.
FHA – Federal Housing Administration
GNMA – Government National Mortgage Association
NATL – National Public Finance Guarantee Corp.
Q-SBLF – Qualified School Building Loan Fund
SD CRED PROG – State Credit Enhancement Program
ST AID – State Aid Intercept/Withholding
UT CSCE – Utah Charter School Credit Enhancement Program
CPI YOY – Consumer Price Index – Year-Over-Year
ETM – Escrowed to Maturity
LIBOR – London Inter-bank Offered Rate
PSF – Permanent School Fund
SIFMA – Securities Industry and Financial Markets Association
SOFR – Secured Overnight Financing Rate
(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2021.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2021.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2021, the value of these securities totaled $38,164,304, which represented 14.33% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2021.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

					Value
	Number of Contracts	Settlement	Current	Value at	Unrealized	Unrealized
Description	Purchased (Sold)	Month-Year	Notional Amount	Trade Date	Appreciation	(Depreciation)
Sales Contracts:
U.S. 10 Yr Note	(125)	Sep-21	$16,562,500	$16,495,687	$—	$(66,813)
Total Futures Contracts					$—	$(66,813)
Net Unrealized Depreciation						$(66,813)

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$269,015,494	$—	$269,015,494
Closed-End Investment Company	—	3,000,000	—	3,000,000
Total Long-Term Investments	—	272,015,494	—	272,015,494
Short-Term Investments
Commercial Paper	—	2,000,106	—	2,000,106
Money Market Mutual Fund	265,274	—	—	265,274
Total Short-Term Investments	265,274	2,000,106	—	2,265,380
Total Investments	$265,274	$274,015,600	$—	$274,280,874
Futures Contracts*
Short	$(66,813)	$—	$—	$(66,813)
Total Futures Contracts	$(66,813)	$—	$—	$(66,813)

*  The fair value of the Fund’s futures contracts represent the net unrealized depreciation at June 30, 2021.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
June 30, 2021 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$1,577,178,280

	SEC 30-Day Yield(4)
	Institutional Class	0.68%
	Investor Class	0.43%

	Average Effective Duration	4.04 years

	Average Effective Maturity	4.36 years

	Annualized Expense Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio Turnover Rate	10%	(7)

Sector Weightings(1)	Number of Holdings	775

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2021.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2021.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Quality Intermediate Municipal Bond Fund
June 30, 2021 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2021	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	0.17%	1.81%	2.28%	2.72%	3.89%
Investor Class Shares	0.05%	1.59%	2.04%	2.46%	3.63%
Bloomberg Barclays Quality Intermediate Municipal Bond Index(2)	0.16%	2.18%	2.51%	3.16%	3.96%

(1)	For the period from March 30, 2001 (inception date) through June 30, 2021.
(2)
The Bloomberg Barclays Quality Intermediate Municipal Bond Index is an unmanaged, market value weighted index consisting of tax-exempt, fixed-rate securities that are rated A3 or better, with maturities between 2 and 12 years. Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990. This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state. As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, business interruptions, growth concerns in the U.S. and overseas, and changed travel and social behaviors. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
City of Huntsville AL:
5.000%, 09/01/2029	$2,190,000	$2,893,913
5.000%, 09/01/2029	1,325,000	1,750,883
City of Tuscaloosa AL,
4.000%, 10/01/2028	1,000,000	1,222,374
Montgomery Water Works &
Sanitary Sewer Board:
4.000%, 09/01/2033 (Callable 09/01/2029)	410,000	499,486
4.000%, 09/01/2034 (Callable 09/01/2029)	215,000	261,280
4.000%, 09/01/2035 (Callable 09/01/2029)	500,000	606,700
Total Alabama
(Cost $7,097,905)		7,234,636	0.5%
Alaska
Alaska Housing Finance Corp.:
4.000%, 06/01/2031 (Callable 06/01/2027)	1,700,000	1,982,724
4.000%, 12/01/2031 (Callable 06/01/2027)	2,980,000	3,473,766
5.000%, 12/01/2031 (Callable 06/01/2028)	1,465,000	1,800,704
4.000%, 12/01/2032 (Callable 06/01/2027)	865,000	1,004,653
4.000%, 06/01/2036 (Callable 06/01/2025)	1,000,000	1,093,814
4.000%, 12/01/2048 (Callable 06/01/2027)	925,000	1,026,604
City of Valdez AK,
5.000%, 06/30/2029 (Callable 06/30/2022)	1,225,000	1,284,783
Total Alaska
(Cost $11,267,814)		11,667,048	0.7%
Arizona
Arizona Industrial Development Authority,
2.500%, 05/01/2022 (Insured by AGM)(3)	2,808,411	2,818,520
Arizona State University:
5.000%, 07/01/2032
(Pre-refunded to 07/01/2022)	715,000	748,510
5.000%, 07/01/2043 (Callable 07/01/2029)	3,030,000	3,855,178
City of Tempe AZ:
5.000%, 07/01/2033
(Pre-refunded to 07/01/2028)	40,000	51,254
5.000%, 07/01/2034
(Pre-refunded to 07/01/2027)	165,000	206,048
5.000%, 07/01/2034
(Pre-refunded to 07/01/2028)	325,000	416,435
5.000%, 07/01/2035
(Pre-refunded to 07/01/2027)	185,000	231,024
5.000%, 07/01/2037
(Pre-refunded to 07/01/2028)	215,000	275,488
5.000%, 07/01/2038
(Pre-refunded to 07/01/2028)	350,000	448,468
City of Tucson AZ,
5.000%, 07/01/2028 (Callable 07/01/2025)	750,000	880,941
Maricopa County Unified
School District No. 48:
4.000%, 07/01/2033 (Callable 07/01/2028)	500,000	592,565
3.000%, 07/01/2034 (Callable 07/01/2028)	1,350,000	1,491,759
Maricopa County Unified
School District No. 69,
4.000%, 07/01/2039 (Callable 07/01/2029)	1,045,000	1,257,117
Salt River Project Agricultural
Improvement & Power District,
5.000%, 01/01/2034 (Callable 01/01/2027)	3,555,000	4,335,155
Total Arizona
(Cost $17,117,381)		17,608,462	1.1%
Arkansas
City of Little Rock AR,
5.000%, 10/01/2034
(Callable 04/01/2025)	5,000,000	5,805,247
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)
(Insured by BAM)	1,785,000	1,891,063
City of Rogers AR:
4.000%, 11/01/2025 (Callable 05/01/2024)	570,000	628,657
4.000%, 11/01/2027 (Callable 05/01/2024)	460,000	505,408
County of St. Francis AR,
1.250%, 08/01/2033 (Callable 08/01/2026)
(Insured by BAM)	1,010,000	988,380
Jonesboro City Water & Light Plant:
4.000%, 06/01/2033 (Callable 12/01/2030)	500,000	611,461
4.000%, 06/01/2035 (Callable 12/01/2030)	1,360,000	1,652,719
University of Arkansas:
5.000%, 11/01/2035 (Callable 11/01/2024)	665,000	756,402
4.000%, 04/01/2037 (Callable 04/01/2029)	160,000	188,418
4.000%, 04/01/2039 (Callable 04/01/2029)	245,000	287,339
Total Arkansas
(Cost $12,638,750)		13,315,094	0.8%
California
Anaheim Housing & Public
Improvements Authority:
5.000%, 10/01/2037 (Callable 10/01/2025)	750,000	879,420
5.000%, 10/01/2038 (Callable 10/01/2025)	1,000,000	1,170,277
Antelope Valley Community College District,
0.000%, 08/01/2034
(Pre-refunded to 02/01/2025)	150,000	98,920
Aromas-San Juan Unified School District,
0.000%, 08/01/2050 (Pre-refunded to
08/01/2021) (Insured by AGM)	925,000	82,723
Brea Redevelopment Agency:
0.000%, 08/01/2033
(Callable 08/01/2027)(5)	1,500,000	1,651,545
0.000%, 08/01/2034
(Callable 08/01/2027)(5)	1,750,000	1,922,810
California Health Facilities
Financing Authority,
4.000%, 08/15/2035 (Callable 08/15/2026)	2,000,000	2,273,883
California Municipal Finance Authority,
5.000%, 01/01/2028
(Pre-refunded to 01/01/2022)	1,230,000	1,259,389
Citrus Community College District,
0.000%, 08/01/2034
(Pre-refunded to 02/01/2024)(5)	885,000	921,649
City & County of San Francisco CA:
4.000%, 06/15/2037 (Callable 06/15/2029)	925,000	1,119,550
4.000%, 06/15/2038 (Callable 06/15/2029)	3,010,000	3,630,579
City of Pasadena CA,
4.250%, 06/01/2034 (Callable 06/01/2023)	500,000	535,418
City of Richmond CA,
0.000%, 08/01/2028 (ETM)	100,000	92,202
Commerce Community Development
Commission Successor Agency,
0.000%, 08/01/2021 (ETM)	90,000	89,978
Contra Costa Transportation Authority,
5.000%, 03/01/2028 (Callable 03/01/2025)	1,570,000	1,824,533
Department of Veterans Affairs Veteran’s
Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)	1,540,000	1,702,671

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
El Rancho Unified School District,
0.000%, 08/01/2035 (Pre-refunded to
08/01/2023) (Insured by BAM)	$300,000	$144,633
Fontana Unified School District:
0.000%, 02/01/2033
(ETM) (Insured by AGM)	460,000	391,824
3.000%, 08/01/2041 (Callable 08/01/2028)
(Insured by BAM)	3,000,000	3,225,564
Foothill-Eastern Transportation
Corridor Agency:
0.000%, 01/01/2028 (ETM)	3,150,000	2,967,634
0.000%, 01/01/2030 (ETM)	95,000	86,180
Gateway Unified School District,
0.000%, 03/01/2037
(ETM) (Insured by AGM)	45,000	31,891
Imperial Community College District,
7.000%, 08/01/2040 (Pre-refunded to
08/01/2030)(Insured by AGM)(5)	180,000	270,743
Kern Community College District,
0.000%, 08/01/2023	2,200,000	2,181,914
La Canada Unified School District:
4.000%, 08/01/2045 (Callable 08/01/2028)	850,000	986,261
4.000%, 08/01/2049 (Callable 08/01/2028)	1,000,000	1,156,827
Mendocino-Lake Community
College District,
0.000%, 08/01/2051 (Pre-refunded to
08/01/2021) (Insured by AGM)	1,285,000	127,520
Mizuho Floater/Residual Trust,
0.270%, 10/01/2036 (Callable 08/02/2021)
(Optional Put Date 08/04/2021)(1)(3)	3,800,000	3,800,000
Moorpark Unified School District,
0.000%, 08/01/2036 (Callable 08/01/2032)
(Insured by AGM)(5)	460,000	490,998
Mount Diablo Unified School District,
0.000%, 08/01/2030 (Callable 08/01/2025)
(Insured by AGM)(5)	150,000	166,326
Mount San Antonio Community
College District,
0.000%, 08/01/2028
(Callable 02/01/2028)(5)	550,000	649,206
Northern California Power Agency,
7.500%, 07/01/2023 (Pre-refunded to
07/01/2021) (Insured by AMBAC)	265,000	265,000
Pacheco Union Elementary School District,
0.000%, 02/01/2037
(ETM) (Insured by AGM)	300,000	218,138
Pajaro Valley Unified School District:
5.000%, 08/01/2030 (Callable 07/21/2021)
(Insured by BAM)	235,000	235,468
5.000%, 08/01/2031 (Callable 07/21/2021)
(Insured by BAM)	275,000	275,531
Paramount Unified School District:
0.000%, 08/01/2043 (Pre-refunded to
08/01/2023) (Insured by BAM)	250,000	64,650
0.000%, 08/01/2045 (Callable 02/01/2033)
(Insured by AGM)(5)	325,000	441,072
Peralta Community College District,
3.500%, 08/01/2032 (Callable 08/01/2025)	1,715,000	1,862,110
Pittsburg Unified School
District Financing Authority,
0.000%, 09/01/2040 (Pre-refunded to
09/01/2021)(Insured by AGM)	815,000	193,912
Pleasanton Unified School District,
3.000%, 08/01/2033 (Callable 08/01/2025)	2,000,000	2,136,026
Rio Hondo Community College District,
0.000%, 08/01/2042
(Callable 08/01/2034)(5)	6,760,000	9,194,582
Riverside County Redevelopment
Successor Agency,
0.000%, 10/01/2031
(Pre-refunded to 10/01/2026)(5)	650,000	884,234
Roseville Joint Union High School District,
0.000%, 08/01/2034 (Callable 08/01/2026)	85,000	60,440
San Diego Unified School District:
6.000%, 07/01/2033
(Pre-refunded to 07/01/2024)(5)	350,000	409,941
0.000%, 07/01/2034 (Callable 07/01/2025)	2,000,000	1,333,160
4.000%, 07/01/2034 (Callable 07/01/2027)	1,000,000	1,170,502
0.000%, 07/01/2039 (Callable 07/01/2025)	75,000	39,653
San Joaquin Hills Transportation
Corridor Agency:
0.000%, 01/01/2023 (ETM)	14,005,000	13,956,883
0.000%, 01/01/2027 (ETM)	1,380,000	1,311,377
0.000%, 01/01/2028 (ETM)	1,010,000	945,395
San Marcos Unified School District:
0.000%, 08/01/2030
(Pre-refunded to 02/01/2024)	150,000	109,762
0.000%, 08/01/2032
(Pre-refunded to 02/01/2024)	400,000	262,267
0.000%, 08/01/2038
(Pre-refunded to 02/01/2024)	1,500,000	697,133
San Mateo Foster City School District,
0.000%, 08/01/2032
(Callable 08/01/2028)(5)	125,000	149,783
San Mateo Union High School District:
5.000%, 09/01/2041 (Callable 09/01/2023)	2,105,000	2,321,825
5.000%, 12/15/2043 (Pre-refunded to
12/15/2024)(Insured by AMBAC)(5)	1,635,000	1,893,250
San Ysidro School District:
0.000%, 08/01/2042 (Pre-refunded to
08/01/2021)(Insured by AGM)	375,000	78,727
0.000%, 08/01/2043 (Pre-refunded to
08/01/2021)(Insured by AGM)	290,000	56,348
0.000%, 08/01/2050 (Pre-refunded to
08/01/2021)(Insured by AGM)	525,000	59,027
St. Helena Unified School District,
0.000%, 08/01/2028(5)	130,000	144,538
State of California,
5.000%, 08/01/2031 (Callable 02/01/2025)	1,125,000	1,302,839
Sutter Union High School District:
0.000%, 08/01/2030
(Pre-refunded to 08/01/2025)	185,000	128,547
0.000%, 08/01/2036
(Pre-refunded to 08/01/2025)	75,000	33,698
0.000%, 08/01/2037
(Pre-refunded to 08/01/2025)	50,000	20,917
0.000%, 08/01/2041
(Pre-refunded to 08/01/2025)	50,000	15,665
0.000%, 08/01/2043
(Pre-refunded to 08/01/2025)	200,000	54,007
0.000%, 08/01/2044
(Pre-refunded to 08/01/2025)	1,065,000	266,840
0.000%, 06/01/2050
(Pre-refunded to 08/01/2025)	700,000	112,090
Tustin Unified School District,
6.000%, 08/01/2028
(Callable 08/02/2021)(5)	1,310,000	1,316,147
The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Victor Valley Union High School District:
0.000%, 08/01/2036 (Pre-refunded to
08/01/2023) (Insured by AGM)	$510,000	$250,981
0.000%, 08/01/2038 (Pre-refunded to
08/01/2023) (Insured by AGM)	460,000	199,686
0.000%, 08/01/2041
(Pre-refunded to 08/01/2023)	545,000	198,076
0.000%, 08/01/2042
(Pre-refunded to 08/01/2023)	2,000,000	683,627
0.000%, 08/01/2046
(Pre-refunded to 08/01/2023)	200,000	53,532
0.000%, 08/01/2052
(Pre-refunded to 08/01/2023)	790,000	145,228
Total California
(Cost $76,674,997)		81,485,682	5.2%
Colorado
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)
(Insured by ST AID)	1,225,000	1,418,961
Brush School District No. RE-2J:
5.000%, 12/01/2031 (Callable 12/01/2027)
(Insured by BAM)	380,000	471,042
5.000%, 12/01/2032 (Callable 12/01/2027)
(Insured by BAM)	395,000	488,582
5.000%, 12/01/2035 (Callable 12/01/2027)
(Insured by BAM)	460,000	565,949
City of Aurora CO,
5.000%, 12/01/2029	2,400,000	3,154,005
City of Fort Lupton CO,
4.000%, 12/01/2042 (Callable 12/01/2027)
(Insured by AGM)	850,000	973,566
Colorado Health Facilities Authority:
0.000%, 07/15/2022 (ETM)	14,185,000	14,145,400
0.000%, 07/15/2024 (ETM)	875,000	863,140
4.000%, 07/01/2039
(Pre-refunded to 11/09/2022)	100,000	105,005
5.250%, 01/01/2040
(Pre-refunded to 01/01/2023)	3,545,000	3,806,388
5.250%, 01/01/2045
(Pre-refunded to 01/01/2023)	335,000	359,963
5.000%, 06/01/2047
(Pre-refunded to 06/01/2027)	5,800,000	7,185,375
Dawson Ridge Metropolitan District No. 1:
0.000%, 10/01/2022 (ETM)	13,745,000	13,698,822
0.000%, 10/01/2022 (ETM)	23,840,000	23,759,907
Mesa County Valley School District No. 51,
5.500%, 12/01/2037 (Callable 12/01/2027)
(Insured by ST AID)	1,000,000	1,288,416
Regional Transportation District,
4.375%, 06/01/2039 (Callable 06/01/2023)	5,725,000	6,071,506
Total Colorado
(Cost $75,770,617)		78,356,027	5.0%
Connecticut
City of Norwalk CT,
4.000%, 09/01/2031 (Callable 09/01/2029)	1,210,000	1,476,983
Connecticut Housing Finance Authority:
2.875%, 11/15/2030 (Callable 05/15/2025)	1,500,000	1,576,246
3.300%, 11/15/2037 (Callable 11/15/2021)	5,100,000	5,152,673
4.000%, 11/15/2045 (Callable 05/15/2028)	6,050,000	6,669,928
4.000%, 11/15/2047 (Callable 11/15/2026)	1,035,000	1,119,649
4.000%, 05/15/2049 (Callable 11/15/2028)	2,265,000	2,563,146
State of Connecticut,
5.000%, 05/01/2026	1,300,000	1,577,435
State of Connecticut Clean Water Fund,
4.000%, 02/01/2037 (Callable 02/01/2029)	1,150,000	1,377,380
University of Connecticut,
5.000%, 01/15/2031 (Callable 01/15/2027)
(Insured by AGM)	1,250,000	1,524,897
Total Connecticut
(Cost $22,281,050)		23,038,337	1.5%
District of Columbia
District of Columbia:
5.000%, 03/01/2036 (Callable 09/01/2029)	1,500,000	1,945,831
5.000%, 04/01/2042
(Pre-refunded to 04/01/2027)	160,000	197,671
5.000%, 10/15/2044 (Callable 04/15/2029)	2,195,000	2,782,074
District of Columbia Housing Finance Agency,
1.450%, 02/01/2039
(Mandatory Tender Date 08/01/2022)(1)	1,915,000	1,938,476
Total District of Columbia
(Cost $6,661,679)		6,864,052	0.4%
Florida
City of Fort Myers FL,
4.000%, 12/01/2037 (Callable 12/01/2025)	480,000	539,430
City of Jacksonville FL:
0.020%, 08/01/2036 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	28,020,000	28,020,000
0.020%, 08/01/2036 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	10,000,000	10,000,000
City of Miami Beach FL,
6.250%, 10/01/2022
(ETM) (Insured by AMBAC)	550,000	573,993
City of Miramar FL:
5.000%, 10/01/2029 (Callable 10/01/2027)	1,025,000	1,289,280
5.000%, 10/01/2030 (Callable 10/01/2027)	1,000,000	1,252,659
5.000%, 10/01/2034 (Callable 10/01/2027)	1,000,000	1,243,493
5.000%, 10/01/2035 (Callable 10/01/2027)	1,030,000	1,278,484
City of Orlando FL,
5.000%, 11/01/2034 (Callable 11/01/2027)
(Insured by AGM)	1,000,000	1,238,910
City of Tallahassee FL:
5.000%, 10/01/2033 (Callable 10/01/2024)	255,000	292,116
5.000%, 10/01/2034 (Callable 10/01/2024)	1,010,000	1,155,599
5.000%, 10/01/2035 (Callable 10/01/2024)	825,000	942,493
City of Tampa FL:
4.125%, 10/01/2031
(Pre-refunded to 10/01/2021)	1,930,000	1,949,195
5.250%, 05/01/2043 (Callable 05/01/2028)	2,000,000	2,540,162
County of Martin FL,
0.010%, 07/15/2022
(Optional Put Date 07/01/2021)(1)	4,000,000	4,000,000
County of Miami-Dade FL:
5.250%, 10/01/2022 (Insured by AGM)	50,000	53,196
0.000%, 10/01/2027
(ETM) (Insured by NATL)	200,000	187,917
5.250%, 10/01/2030
(ETM) (Insured by NATL)	2,705,000	3,627,572
County of Palm Beach FL:
4.000%, 12/01/2036 (Callable 12/01/2030)	2,000,000	2,474,687
4.000%, 12/01/2037 (Callable 12/01/2030)	2,000,000	2,469,589
Florida Housing Finance Corp.:
1.940%, 08/01/2036 (Insured by FNMA)	5,000,000	4,989,507
4.200%, 01/01/2045 (Callable 01/01/2028)
(Insured by GNMA)	4,820,000	5,233,484

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Florida Housing Finance Corp.: (cont.)
3.800%, 07/01/2047 (Callable 01/01/2027)
(Insured by GNMA)	$35,000	$35,839
4.000%, 07/01/2050 (Callable 07/01/2028)
(Insured by GNMA)	4,025,000	4,472,016
3.500%, 07/01/2051 (Callable 07/01/2029)
(Insured by GNMA)	650,000	718,938
Highlands County Health Facilities Authority:
0.020%, 11/15/2035 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	4,000,000	4,000,000
0.020%, 11/15/2037 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	4,900,000	4,900,000
Jacksonville Electric Authority:
5.000%, 10/01/2023
(Pre-refunded to 04/01/2023)	690,000	747,483
5.000%, 10/01/2028
(Pre-refunded to 04/01/2024)	755,000	850,898
Lee County School Board,
5.000%, 08/01/2032 (Callable 08/01/2026)	1,650,000	1,984,392
Miami-Dade County Industrial
Development Authority,
0.030%, 05/01/2046(1)	5,000,000	5,000,000
Mid-Bay Bridge Authority:
6.875%, 10/01/2022 (ETM)	2,110,000	2,212,491
6.875%, 10/01/2022
(ETM) (Insured by AMBAC)	1,450,000	1,521,233
Orange County School Board,
5.000%, 08/01/2034 (Callable 08/01/2026)	320,000	384,323
Osceola County Expressway Authority,
0.000%, 10/01/2028 (ETM)(5)	95,000	105,596
Reedy Creek Improvement District,
5.000%, 10/01/2031 (Callable 10/01/2028)	310,000	391,713
School Board of Miami-Dade County,
5.000%, 03/15/2039 (Callable 03/15/2024)	2,000,000	2,227,050
School District of Broward County:
5.250%, 07/01/2022
(Pre-refunded to 07/01/2021)	8,460,000	8,460,000
5.250%, 07/01/2023
(Pre-refunded to 07/01/2021)	4,840,000	4,840,000
5.000%, 07/01/2024
(Pre-refunded to 07/01/2022)	940,000	984,540
Seminole County School Board,
5.000%, 07/01/2035 (Callable 07/01/2026)	145,000	173,208
Total Florida
(Cost $117,591,611)		119,361,486	7.6%
Georgia
Atlanta Development Authority:
5.000%, 09/01/2023 (ETM)	2,450,000	2,698,731
5.000%, 09/01/2024
(Pre-refunded to 09/01/2023)	910,000	1,002,386
5.000%, 09/01/2032
(Pre-refunded to 09/01/2023)	1,315,000	1,448,502
Development Authority of Rockdale County:
5.000%, 07/01/2022	415,000	434,752
5.000%, 07/01/2023	220,000	240,672
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	7,335,000	9,008,522
Georgia Housing & Finance Authority,
3.500%, 12/01/2046 (Callable 12/01/2025)	560,000	592,746
Main Street Natural Gas, Inc.,
0.897%, 08/01/2048 (1 Month LIBOR
USD + 0.830%) (Callable 09/01/2023)
(Mandatory Tender Date 12/01/2023)(2)	1,000,000	1,007,732
Pulaski County School District,
4.000%, 10/01/2038 (Callable 10/01/2030)
(Insured by ST AID)	755,000	922,022
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	1,950,000	1,948,790
0.000%, 12/01/2021 (ETM)	4,030,000	4,027,500
Total Georgia
(Cost $22,435,207)		23,332,355	1.5%
Idaho
Ada & Boise Counties
Independent School District,
5.000%, 08/01/2032 (Callable 02/01/2027)	500,000	610,019
Total Idaho
(Cost $586,978)		610,019	0.0%
Illinois
Boone & Winnebago Counties Community
Unit School District No. 200,
0.000%, 01/01/2024
(ETM) (Insured by AGM)	720,000	700,196
City of Chicago IL:
5.125%, 01/01/2022 (Insured by BHAC)	295,000	301,752
5.000%, 01/01/2034
(Pre-refunded to 01/01/2025)	2,170,000	2,516,318
Cook County Forest Preserve District,
5.000%, 12/15/2037 (Callable 06/15/2022)	1,070,000	1,115,715
Cook County School District No. 130,
5.000%, 12/01/2026 (Callable 12/01/2025)
(Insured by AGM)	1,140,000	1,365,716
Cook County School District No. 144,
4.500%, 12/01/2025
(ETM) (Insured by AGM)	5,000	5,343
Cook County School District No. 159:
0.000%, 12/01/2022 (ETM)	2,000,000	1,990,979
0.000%, 12/01/2025
(ETM) (Insured by AGM)	220,000	212,943
0.000%, 12/01/2025 (ETM)	400,000	388,022
0.000%, 12/01/2028 (ETM)	295,000	271,757
Cook County School District No. 163:
6.000%, 12/15/2026 (Insured by BAM)	1,165,000	1,466,156
5.000%, 12/15/2028 (Insured by BAM)	1,305,000	1,634,734
County of Cook IL:
5.000%, 11/15/2033 (Callable 11/15/2027)	3,000,000	3,741,882
5.000%, 11/15/2034 (Callable 11/15/2027)	4,325,000	5,391,330
Exceptional Children Have Opportunities:
5.000%, 12/01/2027	340,000	415,904
5.000%, 12/01/2027	270,000	330,277
5.000%, 12/01/2028	585,000	726,249
5.000%, 12/01/2029	615,000	781,029
5.000%, 12/01/2030 (Callable 12/01/2029)	645,000	853,329
5.000%, 12/01/2031 (Callable 12/01/2029)	675,000	889,268
4.000%, 12/01/2032 (Callable 12/01/2029)	210,000	245,444
4.000%, 12/01/2033 (Callable 12/01/2029)	740,000	861,156
Illinois Development Finance Authority:
0.000%, 07/15/2023 (ETM)	27,625,000	27,401,146
0.000%, 07/15/2025 (ETM)	51,650,000	50,294,498
2.450%, 11/15/2039
(Mandatory Tender Date 03/03/2026)(1)	2,230,000	2,372,689
Illinois Finance Authority:
5.000%, 02/15/2022	1,095,000	1,128,084
5.000%, 12/01/2030
(Pre-refunded to 12/01/2021)	6,875,000	7,014,359
5.000%, 07/01/2031 (Callable 01/01/2026)	1,200,000	1,434,377
4.000%, 01/15/2033 (Callable 01/15/2028)	2,205,000	2,602,371
5.000%, 07/01/2033 (Callable 01/01/2027)	730,000	892,786

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Illinois Finance Authority: (cont.)
5.000%, 08/01/2033
(Pre-refunded to 08/01/2024)	$700,000	$799,877
4.000%, 01/01/2034 (Callable 01/01/2026)	1,030,000	1,169,471
4.000%, 07/01/2035 (Callable 01/01/2026)	1,000,000	1,132,683
5.000%, 02/15/2036 (Callable 02/15/2027)	215,000	261,201
4.000%, 12/01/2036 (Callable 12/01/2028)	1,000,000	1,197,138
4.000%, 12/01/2037 (Callable 12/01/2028)	2,995,000	3,558,422
4.000%, 07/01/2041 (Callable 01/01/2031)	5,000,000	6,057,559
0.020%, 08/01/2043
(Optional Put Date 07/01/2021)(1)	5,000,000	5,000,000
4.000%, 05/01/2044 (Callable 05/01/2025)	135,000	152,904
Illinois Housing Development Authority:
2.550%, 04/01/2025 (Insured by GNMA)	975,000	1,035,770
3.100%, 02/01/2035 (Callable 02/01/2026)	2,405,000	2,522,451
3.500%, 08/01/2046 (Callable 02/01/2026)	475,000	508,344
4.000%, 08/01/2048 (Callable 08/01/2027)
(Insured by GNMA)	615,000	677,015
4.250%, 10/01/2049 (Callable 04/01/2028)	9,325,000	10,383,368
Kane County Community
Unit School District No. 304:
9.000%, 01/01/2023
(ETM) (Insured by AGM)	805,000	909,022
9.000%, 01/01/2023 (Insured by AGM)	2,720,000	3,078,587
Kane McHenry Cook & De Kalb Counties
Unit School District No. 300,
5.000%, 01/01/2032 (Callable 01/01/2027)	2,085,000	2,537,310
Knox & Warren Counties Community
Unit School District No. 205:
4.000%, 12/01/2034 (Callable 12/01/2027)
(Insured by BAM)	425,000	494,932
4.000%, 12/01/2039 (Callable 12/01/2027)
(Insured by BAM)	1,305,000	1,470,789
Lake County Township
High School District No. 113,
5.000%, 01/01/2034
(Pre-refunded to 01/01/2023)	3,675,000	3,940,886
McHenry County Community
Consolidated School District No. 47,
4.000%, 02/01/2032 (Callable 02/01/2028)	850,000	1,001,658
Metropolitan Pier & Exposition Authority,
5.500%, 12/15/2023 (ETM)	1,115,000	1,189,850
Metropolitan Water Reclamation
District of Greater Chicago,
5.000%, 12/01/2034 (Callable 12/01/2026)	295,000	360,735
Regional Transportation Authority:
6.700%, 11/01/2021 (Insured by NATL)	210,000	214,516
6.000%, 07/01/2022 (Insured by NATL)	3,705,000	3,919,384
6.000%, 07/01/2027 (Insured by AGM)	1,000,000	1,282,626
Southwestern Illinois Development Authority,
7.625%, 11/01/2048
(Pre-refunded to 11/01/2023)	6,185,000	7,236,354
State of Illinois:
6.500%, 06/15/2022	40,000	42,233
4.000%, 06/15/2038 (Callable 06/15/2028)
(Insured by BAM)	1,850,000	2,046,418
Village of Carpentersville IL,
4.000%, 12/30/2030 (Callable 12/30/2028)
(Insured by BAM)	1,920,000	2,329,611
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,055,237
Will County Community
High School District No. 210:
0.000%, 01/01/2024
(ETM) (Insured by AGM)	1,355,000	1,335,877
0.000%, 01/01/2025
(ETM) (Insured by AGM)	175,000	170,775
Will County Community
Unit School District No. 201-U,
0.000%, 11/01/2024
(ETM) (Insured by NATL)	805,000	788,835
Will County Elementary
School District No. 122,
0.000%, 10/01/2027
(ETM) (Insured by AGM)	470,000	442,980
Total Illinois
(Cost $183,838,028)		194,650,627	12.3%
Indiana
Carmel Redevelopment Authority,
4.000%, 08/01/2033
(Pre-refunded to 08/01/2022)	1,000,000	1,041,662
Columbus Multi-High School Building Corp.:
5.000%, 01/15/2026 (Insured by ST AID)	1,125,000	1,340,777
5.000%, 01/15/2027 (Insured by ST AID)	1,265,000	1,550,473
5.000%, 07/15/2028 (Insured by ST AID)	1,000,000	1,271,317
Fishers Redevelopment Authority:
4.000%, 07/15/2027	200,000	238,815
4.000%, 01/15/2028	330,000	396,684
4.000%, 07/15/2028	335,000	406,225
4.000%, 07/15/2029 (Callable 01/15/2029)	540,000	655,443
4.000%, 07/15/2030 (Callable 01/15/2029)	725,000	873,875
Fort Wayne Redevelopment Authority,
5.000%, 02/01/2025 (Callable 02/01/2024)
(Insured by ST AID)	335,000	373,635
Indiana Finance Authority,
5.000%, 10/01/2044 (Callable 10/01/2029)	3,280,000	4,177,025
Indiana Health & Educational
Facilities Financing Authority,
4.000%, 11/15/2046 (Callable 11/15/2026)	1,780,000	2,039,613
Indiana Health Facility Financing Authority,
2.000%, 11/15/2036
(Pre-refunded to 02/01/2023)(1)	110,000	112,647
Indianapolis Local Public
Improvement Bond Bank:
5.000%, 01/01/2033
(Pre-refunded to 01/01/2025)	1,780,000	2,067,450
5.000%, 01/01/2040
(Pre-refunded to 01/01/2029)	2,200,000	2,863,637
Kankakee Valley Middle
School Building Corp.:
5.000%, 01/15/2029 (Insured by ST AID)	475,000	609,600
5.000%, 07/15/2029 (Insured by ST AID)	1,180,000	1,529,561
Kokomo-Center School Building Corp.,
5.000%, 01/15/2037 (Callable 07/15/2027)
(Insured by ST AID)	500,000	609,425
Northern Wells Multi-School Building Corp.,
4.000%, 07/15/2035 (Callable 07/15/2027)
(Insured by ST AID)	160,000	182,519
Purdue University:
5.000%, 07/01/2034 (Callable 07/01/2031)	1,900,000	2,585,039
5.000%, 07/01/2035 (Callable 07/01/2031)	2,000,000	2,716,854
Total Indiana
(Cost $26,545,693)		27,642,276	1.8%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Iowa
County of Washington IA,
4.000%, 06/01/2030
(Callable 06/01/2026)	$1,015,000	$1,159,252
Iowa Finance Authority:
5.000%, 08/01/2028
(Pre-refunded to 08/01/2026)	3,625,000	4,432,102
5.000%, 08/01/2035 (Callable 08/01/2025)	950,000	1,121,191
4.000%, 07/01/2047 (Callable 07/01/2027)
(Insured by GNMA)	600,000	656,233
4.000%, 07/01/2047 (Callable 07/01/2028)
(Insured by GNMA)	1,165,000	1,320,897
3.250%, 07/01/2050 (Callable 07/01/2029)
(Insured by GNMA)	1,745,000	1,917,806
Iowa Higher Education Loan Authority:
4.500%, 10/01/2033
(Pre-refunded to 10/01/2021)	2,100,000	2,122,301
5.000%, 10/01/2038
(Pre-refunded to 10/01/2021)	2,090,000	2,114,776
University of Iowa,
4.000%, 07/01/2033 (Callable 07/01/2027)	655,000	760,796
Total Iowa
(Cost $15,190,818)		15,605,354	1.0%
Kansas
Crawford County Unified
School District No. 250,
5.000%, 09/01/2035 (Callable 09/01/2027)
(Insured by BAM)	445,000	550,454
Johnson County Unified
School District No. 512,
4.000%, 10/01/2035
(Pre-refunded to 10/01/2025)	300,000	345,025
Kansas Development Finance Authority,
5.000%, 11/15/2032
(Callable 05/15/2022)	1,955,000	2,035,961
Shawnee County Unified
School District No. 501,
2.000%, 08/01/2044
(Pre-refunded to 08/01/2026)	85,000	90,906
Total Kansas
(Cost $2,950,179)		3,022,346	0.2%
Kentucky
Kentucky Bond Development Corp.,
3.000%, 05/01/2034	695,000	747,771
Louisville & Jefferson County
Metropolitan Government,
5.000%, 12/01/2035 (Callable 06/01/2022)	1,320,000	1,377,446
Total Kentucky
(Cost $2,113,753)		2,125,217	0.1%
Louisiana
Caddo Parish Commission,
5.000%, 02/01/2028 (Callable 02/01/2025)	530,000	614,660
Jefferson Sales Tax District,
4.000%, 12/01/2032 (Callable 12/01/2029)
(Insured by AGM)	1,300,000	1,574,656
Louisiana Public Facilities Authority:
5.500%, 05/15/2027
(Pre-refunded to 05/15/2026)	26,700,000	31,947,268
5.500%, 05/15/2032
(Pre-refunded to 05/15/2026)	22,180,000	27,291,820
State of Louisiana,
5.000%, 05/01/2027
(Pre-refunded to 05/01/2022)	1,420,000	1,476,897
Webster Parish School District No. 6:
5.000%, 03/01/2025 (Insured by AGM)	425,000	490,549
5.000%, 03/01/2026 (Insured by AGM)	635,000	753,916
5.000%, 03/01/2027 (Insured by AGM)	620,000	754,832
5.000%, 03/01/2028 (Insured by AGM)	755,000	939,107
4.000%, 03/01/2030 (Callable 03/01/2029)
(Insured by AGM)	665,000	784,405
4.000%, 03/01/2031 (Callable 03/01/2029)
(Insured by AGM)	840,000	982,598
Total Louisiana
(Cost $62,218,195)		67,610,708	4.3%
Maryland
City of Baltimore MD:
5.000%, 07/01/2024 (ETM)	1,280,000	1,383,263
5.000%, 07/01/2028 (ETM)	295,000	341,340
Maryland Community
Development Administration,
0.625%, 07/01/2022 (Callable 01/01/2022)	500,000	500,759
Maryland Health & Higher
Educational Facilities Authority:
5.250%, 07/01/2026
(Pre-refunded to 07/01/2024)	285,000	326,325
5.000%, 07/01/2027
(ETM) (Insured by AMBAC)	1,740,000	1,997,331
State of Maryland:
4.000%, 06/01/2030 (Callable 06/01/2024)	5,790,000	6,360,133
4.000%, 08/01/2030 (Callable 08/01/2027)	2,130,000	2,533,695
5.000%, 08/01/2031 (Callable 08/01/2028)	9,835,000	12,535,857
Washington Suburban Sanitary Commission:
0.020%, 06/01/2023 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	2,200,000	2,200,000
0.020%, 06/01/2023 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	2,400,000	2,400,000
Total Maryland
(Cost $28,746,557)		30,578,703	1.9%
Massachusetts
Commonwealth of Massachusetts:
4.500%, 12/01/2043
(Pre-refunded to 12/01/2021)	1,235,000	1,257,479
5.250%, 01/01/2044 (Callable 01/01/2029)	3,910,000	5,026,980
Massachusetts Department of Transportation,
5.125%, 01/01/2023 (ETM)	645,000	692,274
Massachusetts Development Finance Agency,
5.000%, 07/15/2033 (Callable 07/15/2026)	1,470,000	1,783,702
Massachusetts Housing Finance Agency:
0.875%, 12/01/2023 (Callable 06/01/2022)	1,000,000	1,004,236
4.000%, 12/01/2044 (Callable 06/01/2025)	680,000	721,436
4.000%, 12/01/2048 (Callable 06/01/2027)
(Insured by GNMA)	1,215,000	1,327,375
4.000%, 06/01/2049 (Callable 12/01/2028)	590,000	652,238
Massachusetts State College
Building Authority:
0.000%, 05/01/2027
(ETM) (Insured by NATL)	390,000	367,538
0.000%, 05/01/2028
(ETM) (Insured by NATL)	5,290,000	4,888,144
Total Massachusetts
(Cost $17,547,177)		17,721,402	1.1%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Michigan
Algonac Community Schools:
4.000%, 05/01/2028 (Callable 05/01/2027)
(Insured by Q-SBLF)	$175,000	$205,061
4.000%, 05/01/2029 (Callable 05/01/2027)
(Insured by Q-SBLF)	370,000	431,132
4.000%, 05/01/2030 (Callable 05/01/2027)
(Insured by Q-SBLF)	470,000	543,092
Chippewa Hills School District,
4.000%, 05/01/2033 (Callable 05/01/2025)
(Insured by Q-SBLF)	300,000	329,887
Ecorse Public School District,
5.000%, 05/01/2027 (Insured by Q-SBLF)	515,000	641,775
Fraser Public School District,
5.000%, 05/01/2024 (Insured by Q-SBLF)	1,000,000	1,131,421
Michigan Finance Authority,
5.000%, 06/01/2027
(Pre-refunded to 06/01/2022)	1,315,000	1,372,849
Michigan State Housing
Development Authority:
2.700%, 12/01/2034 (Callable 12/01/2028)	4,700,000	4,983,538
4.250%, 12/01/2049 (Callable 06/01/2028)	3,845,000	4,291,321
3.500%, 12/01/2050 (Callable 06/01/2029)	6,760,000	7,479,289
Pinckney Community Schools:
5.000%, 05/01/2022 (Insured by Q-SBLF)	1,935,000	2,011,717
5.000%, 05/01/2023 (Insured by Q-SBLF)	2,200,000	2,390,637
State of Michigan,
0.000%, 06/01/2022
(ETM) (Insured by AMBAC)	2,085,000	2,079,106
Swartz Creek Community Schools,
5.000%, 05/01/2038 (Callable 05/01/2029)
(Insured by Q-SBLF)	1,000,000	1,270,640
Utica Community Schools,
5.000%, 05/01/2034 (Callable 05/01/2029)
(Insured by Q-SBLF)	305,000	389,745
Warren Consolidated Schools:
5.000%, 05/01/2033 (Callable 05/01/2026)
(Insured by Q-SBLF)	2,595,000	3,130,879
5.000%, 05/01/2033 (Callable 05/01/2026)
(Insured by Q-SBLF)	4,660,000	5,622,311
5.000%, 05/01/2035 (Callable 05/01/2026)
(Insured by Q-SBLF)	950,000	1,141,662
Total Michigan
(Cost $37,232,683)		39,446,062	2.5%
Minnesota
Brainerd Independent
School District No. 181,
4.000%, 02/01/2026
(Insured by SD CRED PROG)	660,000	761,496
County of Hennepin MN:
4.000%, 12/01/2025 (Callable 12/01/2022)	3,000,000	3,151,542
5.000%, 12/01/2041 (Callable 12/01/2026)	1,000,000	1,215,132
Maple River Independent
School District No. 2135,
4.000%, 02/01/2039 (Callable 02/01/2030)
(Insured by SD CRED PROG)	2,095,000	2,511,940
Minneapolis-Saint Paul Metropolitan
Airports Commission,
5.000%, 01/01/2032 (Callable 01/01/2027)	505,000	612,139
Minnesota Housing Finance Agency:
4.500%, 07/01/2034 (Callable 07/01/2021)
(Insured by GNMA)	15,000	15,000
4.000%, 07/01/2047 (Callable 01/01/2027)
(Insured by GNMA)	280,000	303,066
4.250%, 07/01/2049 (Callable 07/01/2028)
(Insured by GNMA)	1,170,000	1,311,413
Pipestone-Jasper Independent
School District No. 2689,
4.000%, 02/01/2032 (Callable 02/01/2029)
(Insured by SD CRED PROG)	580,000	693,877
State of Minnesota,
5.000%, 08/01/2037 (Callable 08/01/2029)	3,245,000	4,221,733
Total Minnesota
(Cost $14,354,333)		14,797,338	0.9%
Mississippi
Mississippi Development Bank:
5.000%, 03/01/2029 (Callable 03/01/2027)	825,000	1,014,952
5.250%, 03/01/2035 (Callable 03/01/2028)	495,000	607,328
Oxford School District,
4.000%, 05/01/2027	500,000	592,981
State of Mississippi:
5.000%, 10/01/2028 (Callable 10/01/2027)	1,130,000	1,422,423
5.000%, 10/15/2033 (Callable 10/15/2028)	2,555,000	3,187,655
5.000%, 10/15/2035 (Callable 10/15/2028)	1,000,000	1,243,257
West Rankin Utility Authority,
5.000%, 01/01/2038 (Callable 01/01/2025)
(Insured by AGM)	550,000	631,018
Total Mississippi
(Cost $8,234,484)		8,699,614	0.6%
Missouri
Independence School District,
5.500%, 03/01/2035 (Callable 03/01/2027)
(Insured by ST AID)	990,000	1,241,476
Jackson County School District No. R-IV,
5.500%, 03/01/2037 (Callable 03/01/2029)
(Insured by ST AID)	1,040,000	1,370,307
Jefferson County Consolidated
School District No. 6,
3.000%, 03/01/2037 (Callable 03/01/2028)
(Insured by ST AID)	1,200,000	1,305,999
Metropolitan St. Louis Sewer District,
5.000%, 05/01/2036 (Callable 05/01/2025)	1,275,000	1,474,429
Missouri Housing Development Commission:
1.950%, 05/01/2025 (Insured by GNMA)	75,000	77,797
3.950%, 11/01/2040
(Callable 05/01/2025)(Insured by GNMA)	850,000	860,288
Moberly School District No. 81:
4.000%, 03/01/2030 (Callable 03/01/2027)
(Insured by ST AID)	315,000	367,098
3.000%, 03/01/2037 (Callable 09/01/2028)
(Insured by ST AID)(6)	1,700,000	1,846,889
3.000%, 03/01/2038 (Callable 09/01/2028)
(Insured by ST AID)(6)	1,800,000	1,951,833
Normandy Schools Collaborative:
3.000%, 03/01/2038 (Callable 03/01/2028)
(Insured by ST AID)	1,950,000	2,105,657
3.000%, 03/01/2039 (Callable 03/01/2028)
(Insured by ST AID)	2,000,000	2,154,298
St. Louis County School District,
4.000%, 03/01/2031 (Callable 03/01/2025)	1,480,000	1,661,842
Total Missouri
(Cost $15,988,708)		16,417,913	1.0%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Montana
Flathead County School District No. 44,
4.000%, 07/01/2036
(Callable 07/01/2028)	$210,000	$242,162
Montana Facility Finance Authority:
5.000%, 07/01/2028 (Callable 07/01/2027)	430,000	530,083
5.000%, 07/01/2029 (Callable 07/01/2027)	535,000	655,476
Total Montana
(Cost $1,324,010)		1,427,721	0.1%
Nebraska
City of Lincoln NE,
5.000%, 04/01/2023	290,000	313,792
Nebraska Educational Health Cultural
& Social Services Finance Authority:
4.000%, 01/01/2033 (Callable 01/01/2026)	400,000	450,249
4.000%, 01/01/2034 (Callable 01/01/2026)	2,000,000	2,251,303
4.000%, 01/01/2035 (Callable 01/01/2026)	1,000,000	1,125,734
Nebraska Investment Finance Authority,
3.500%, 09/01/2050 (Callable 03/01/2029)
(Insured by GNMA)	1,905,000	2,104,864
Omaha School District,
4.000%, 12/15/2033 (Callable 12/15/2028)	1,125,000	1,347,343
University of Nebraska:
3.000%, 07/01/2028
(Pre-refunded to 07/01/2026)	30,000	33,603
3.000%, 05/15/2035
(Pre-refunded to 05/15/2026)	20,000	22,351
3.000%, 07/01/2039
(Pre-refunded to 07/01/2026)	15,000	16,801
Village of Boys Town NE,
3.000%, 09/01/2028	150,000	168,897
Total Nebraska
(Cost $7,581,684)		7,834,937	0.5%
Nevada
County of Clark NV:
5.000%, 07/01/2033 (Callable 07/01/2024)	1,925,000	2,175,744
5.000%, 07/01/2035 (Callable 07/01/2025)	430,000	502,100
County of Washoe NV,
5.000%, 02/01/2033	940,000	1,193,904
Total Nevada
(Cost $3,726,951)		3,871,748	0.2%
New Hampshire
New Hampshire Health and Education
Facilities Authority,
0.020%, 10/01/2030 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	1,000,000	1,000,000
Total New Hampshire
(Cost $1,000,000)		1,000,000	0.1%
New Jersey
New Jersey Building Authority,
5.000%, 06/15/2024 (ETM)	1,410,000	1,601,538
New Jersey Economic Development Authority,
5.250%, 07/01/2025	1,285,000	1,526,840
New Jersey Educational Facilities Authority,
5.000%, 07/01/2044 (Callable 07/01/2024)	615,000	694,929
New Jersey Health Care
Facilities Financing Authority:
0.000%, 07/01/2023
(ETM) (Insured by NATL)	10,000	9,930
3.750%, 07/01/2027 (ETM)	205,000	229,671
New Jersey Housing &
Mortgage Finance Agency:
0.750%, 05/01/2023
(Mandatory Tender Date 06/01/2022)(1)	5,800,000	5,823,314
6.000%, 11/01/2023
(Pre-refunded to 08/02/2021)	30,000	30,583
4.500%, 10/01/2048 (Callable 10/01/2027)	1,185,000	1,332,169
2.450%, 10/01/2050 (Callable 04/01/2029)	625,000	636,609
New Jersey Transportation
Trust Fund Authority:
0.000%, 12/15/2026 (Insured by BHAC)	1,410,000	1,338,099
0.000%, 12/15/2030	960,000	826,375
Total New Jersey
(Cost $13,658,761)		14,050,057	0.9%
New Mexico
Jal Public School District No. 19,
2.750%, 10/01/2027 (Pre-refunded to
10/01/2023) (Insured by ST AID)	600,000	632,897
New Mexico Finance Authority,
4.000%, 06/01/2029 (Callable 06/01/2026)	2,615,000	3,017,565
New Mexico Mortgage Finance Authority:
3.500%, 07/01/2033 (Callable 01/01/2028)
(Insured by GNMA)	1,005,000	1,102,168
3.950%, 09/01/2040 (Callable 09/01/2024)
(Insured by GNMA)	950,000	999,950
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025 (Callable 08/02/2021)
(Insured by GNMA)	85,000	85,250
3.550%, 09/01/2037 (Callable 03/01/2027)
(Insured by GNMA)	995,000	1,072,352
Ruidoso Municipal School District No. 3,
4.000%, 08/01/2032 (Callable 08/01/2026)
(Insured by ST AID)	115,000	130,927
Total New Mexico
(Cost $6,662,339)		7,041,109	0.4%
New York
City of New York NY:
5.000%, 08/01/2022	5,000,000	5,262,693
5.000%, 12/01/2041 (Callable 12/01/2028)	1,125,000	1,406,416
Metropolitan Transportation Authority,
5.000%, 11/15/2028
(Pre-refunded to 11/15/2023)	210,000	233,921
New York City Housing Development Corp.,
0.700%, 11/01/2060 (Callable 07/01/2023)
(Mandatory Tender Date 07/01/2025)(1)	2,000,000	2,000,176
New York City Transitional Finance Authority:
5.000%, 08/01/2029 (Callable 08/01/2026)	1,550,000	1,889,973
5.000%, 08/01/2030 (Callable 08/01/2024)	2,500,000	2,851,105
5.000%, 08/01/2033 (Callable 08/01/2026)	2,835,000	3,444,141
5.000%, 05/01/2035 (Callable 05/01/2028)	4,000,000	5,031,550
5.000%, 05/01/2042 (Callable 05/01/2027)	500,000	612,820
4.000%, 05/01/2043 (Callable 05/01/2029)	2,500,000	2,941,907
New York City Water & Sewer System:
5.000%, 06/15/2032 (Callable 12/15/2025)	6,500,000	7,733,436
5.000%, 06/15/2035 (Callable 12/15/2025)	500,000	592,703
4.000%, 06/15/2040 (Callable 12/15/2029)	500,000	597,172
5.000%, 06/15/2040 (Callable 12/15/2027)	2,000,000	2,490,336
5.000%, 06/15/2040 (Callable 12/15/2027)	1,850,000	2,303,561
5.000%, 06/15/2040 (Callable 06/15/2028)	4,000,000	5,041,682
New York Liberty Development Corp.,
4.000%, 09/15/2035 (Callable 03/15/2022)	3,000,000	3,071,525
The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
New York State Dormitory Authority:
5.000%, 03/15/2030
(Callable 03/15/2024)	$3,735,000	$4,200,826
5.000%, 03/15/2033 (Callable 03/15/2025)	5,050,000	5,864,241
5.000%, 03/15/2037 (Callable 09/15/2025)	155,000	182,630
5.250%, 03/15/2039 (Callable 09/15/2028)	3,750,000	4,810,582
5.000%, 03/15/2041 (Callable 03/15/2029)	2,000,000	2,518,722
5.000%, 03/15/2048 (Callable 09/15/2028)	4,550,000	5,725,808
New York State Environmental Facilities Corp.,
5.500%, 10/15/2030 (ETM)	390,000	537,679
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 12/01/2021)	5,895,000	5,928,951
New York State Urban Development Corp.:
5.000%, 03/15/2022	2,015,000	2,084,066
5.000%, 03/15/2032 (Callable 03/15/2024)	6,000,000	6,722,385
5.000%, 03/15/2033 (Callable 03/15/2023)	280,000	301,948
State of New York Mortgage Agency,
4.000%, 10/01/2049 (Callable 04/01/2028)	4,120,000	4,529,009
Triborough Bridge & Tunnel Authority,
0.567%, 11/15/2027 (1 Month LIBOR
USD + 0.500%) (Callable 08/02/2021)
(Mandatory Tender Date 11/15/2021)(2)	3,180,000	3,181,157
Total New York
(Cost $90,315,261)		94,093,121	6.0%
North Carolina
City of Charlotte NC,
5.000%, 07/01/2031 (Callable 07/01/2028)	2,580,000	3,283,078
Inlivian,
2.550%, 05/01/2037	4,926,076	5,150,305
North Carolina Eastern
Municipal Power Agency,
4.500%, 01/01/2024
(Pre-refunded to 01/01/2022)	1,870,000	1,910,796
North Carolina Housing Finance Agency:
4.000%, 01/01/2050 (Callable 07/01/2028)	1,090,000	1,213,342
4.000%, 07/01/2050 (Callable 07/01/2029)	1,785,000	2,005,723
State of North Carolina,
5.000%, 05/01/2024 (Callable 05/01/2023)	1,000,000	1,086,286
University of North Carolina at Chapel Hill,
0.467%, 12/01/2041 (1 Month LIBOR
USD + 0.400%) (Callable 03/09/2022)
(Mandatory Tender Date 11/09/2022)(2)	7,000,000	7,015,924
Total North Carolina
(Cost $21,125,064)		21,665,454	1.4%
North Dakota
County of Burleigh ND:
5.000%, 07/01/2025
(Pre-refunded to 07/01/2021)	1,500,000	1,500,000
5.000%, 07/01/2029
(Pre-refunded to 07/01/2021)	470,000	470,000
4.000%, 11/01/2029 (Pre-refunded to
11/01/2022)(Insured by AGM)	425,000	446,507
North Dakota Housing Finance Agency:
3.550%, 07/01/2033 (Callable 01/01/2028)	2,605,000	2,818,380
3.450%, 07/01/2037 (Callable 07/01/2026)
(Insured by FHA)	2,155,000	2,293,682
3.500%, 07/01/2046 (Callable 01/01/2026)	905,000	973,634
4.000%, 01/01/2050 (Callable 07/01/2028)	1,190,000	1,349,486
North Dakota Public Finance Authority,
5.000%, 10/01/2032 (Callable 10/01/2028)	2,640,000	3,344,797
Total North Dakota
(Cost $12,823,288)		13,196,486	0.8%
Ohio
Akron Bath Copley Joint
Township Hospital District,
3.800%, 01/01/2027
(Pre-refunded to 01/01/2022)	700,000	712,376
City of Cleveland OH:
5.000%, 12/01/2029
(Pre-refunded to 12/01/2022)	850,000	908,329
5.000%, 12/01/2029 (Callable 12/01/2022)	10,000	10,654
City of Delaware OH,
4.000%, 12/01/2033 (Callable 12/01/2024)	200,000	222,966
City of Oxford OH,
4.000%, 12/01/2033 (Callable 12/01/2026)	40,000	46,271
County of Franklin OH,
5.000%, 06/01/2048 (Callable 06/01/2028)	515,000	637,971
County of Lucas OH,
5.750%, 11/15/2031
(Pre-refunded to 11/15/2021)	1,110,000	1,133,158
County of Montgomery OH:
5.250%, 05/01/2029
(Pre-refunded to 11/12/2023)	1,060,000	1,181,109
5.250%, 05/01/2029
(Pre-refunded to 11/13/2023)	1,600,000	1,774,143
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2038 (Callable 06/01/2029)	325,000	415,249
Lucas-Plaza Housing Development Corp.,
0.000%, 06/01/2024
(ETM) (Insured by FHA)	1,660,000	1,634,119
Ohio Housing Finance Agency:
3.950%, 09/01/2043 (Callable 09/01/2027)
(Insured by GNMA)	290,000	314,565
3.500%, 09/01/2046 (Callable 09/01/2025)
(Insured by GNMA)	770,000	824,968
3.750%, 09/01/2050 (Callable 03/01/2029)
(Insured by GNMA)	2,355,000	2,635,693
State of Ohio:
5.000%, 09/01/2033 (Callable 03/01/2024)	575,000	643,630
5.000%, 04/01/2039 (Callable 04/01/2030)	2,000,000	2,581,750
University of Akron,
5.000%, 01/01/2033 (Callable 07/01/2026)	335,000	402,513
Total Ohio
(Cost $15,658,009)		16,079,464	1.0%
Oregon
Clackamas County School District No. 12,
5.000%, 06/15/2037 (Callable 06/15/2027)
(Insured by SCH BD GTY)	825,000	1,010,582
Clackamas County Service District No. 1,
2.125%, 12/01/2030 (Callable 12/01/2026)	1,000,000	1,047,291
County of Multnomah OR,
4.000%, 06/01/2030
(Pre-refunded to 06/01/2022)	1,565,000	1,620,298
Salem-Keizer School District No. 24J,
5.000%, 06/15/2033 (Callable 06/15/2030)
(Insured by SCH BD GTY) (5)	2,535,000	3,355,720
State of Oregon:
4.000%, 12/01/2045 (Callable 06/01/2025)	1,925,000	2,062,563
4.000%, 12/01/2048 (Callable 12/01/2026)	2,210,000	2,398,512
State of Oregon Housing &
Community Services Department:
4.000%, 01/01/2047 (Callable 07/01/2025)	960,000	1,027,356
3.750%, 07/01/2048 (Callable 01/01/2027)	1,380,000	1,471,855
3.500%, 01/01/2051 (Callable 01/01/2029)	4,015,000	4,451,524

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Tri-County Metropolitan
Transportation District of Oregon,
4.000%, 09/01/2039
(Callable 09/01/2029)	$2,305,000	$2,772,197
Washington County School District No. 1,
5.000%, 06/15/2035 (Callable 06/15/2027)
(Insured by SCH BD GTY)	600,000	738,891
Total Oregon
(Cost $21,357,810)		21,956,789	1.4%
Pennsylvania
Centennial School District Bucks County,
4.000%, 12/15/2029 (Callable 12/15/2024)
(Insured by ST AID)	265,000	296,734
Commonwealth Financing Authority,
4.000%, 06/01/2039 (Callable 06/01/2028)
(Insured by AGM)	1,500,000	1,721,237
Delaware Valley Regional Finance Authority:
0.550%, 09/01/2048
(SIFMA Municipal Swap Index + 0.530%)
(Callable 09/01/2022)
(Mandatory Tender Date 09/01/2023)(2)	2,000,000	1,997,943
0.080%, 11/01/2055 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	4,000,000	4,000,000
Lancaster County Hospital Authority,
0.060%, 05/15/2030 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	1,900,000	1,900,000
Mckeesport Area School District,
0.000%, 10/01/2025 (ETM)	110,000	106,874
Pennsylvania Higher Educational
Facilities Authority,
5.750%, 08/15/2041
(Pre-refunded to 08/15/2021)	535,000	538,609
Pennsylvania Housing Finance Agency:
2.450%, 07/01/2022
(Mandatory Tender Date 07/01/2021)(1)	5,325,000	5,325,000
3.500%, 10/01/2046 (Callable 10/01/2025)	815,000	858,177
3.500%, 04/01/2051 (Callable 10/01/2029)	4,160,000	4,504,113
Pittsburgh Water & Sewer Authority:
0.000%, 09/01/2026 (ETM)	720,000	689,854
0.000%, 09/01/2027 (ETM)	1,075,000	1,011,515
0.000%, 09/01/2028 (ETM)	360,000	333,266
Total Pennsylvania
(Cost $22,855,352)		23,283,322	1.5%
Puerto Rico
Puerto Rico Highways &
Transportation Authority,
5.250%, 07/01/2022
(ETM) (Insured by AGM)	1,150,000	1,206,758
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	3,815,000	4,113,239
6.000%, 08/01/2026 (ETM)	4,340,000	5,439,213
6.000%, 08/01/2026
(ETM) (Insured by AGC)	1,055,000	1,331,192
6.000%, 08/01/2026
(ETM) (Insured by AGC)	1,155,000	1,447,532
6.000%, 08/01/2026
(ETM) (Insured by AGC)	1,785,000	2,257,397
6.000%, 08/01/2026
(ETM) (Insured by AGC)	1,310,000	1,652,950
5.500%, 08/01/2027
(ETM) (Insured by AMBAC)	6,500,000	8,238,897
Total Puerto Rico
(Cost $24,163,089)		25,687,178	1.6%
Rhode Island
Rhode Island Housing &
Mortgage Finance Corp.,
3.500%, 10/01/2050
(Callable 10/01/2029)	1,385,000	1,528,700
State of Rhode Island,
5.000%, 08/01/2024	5,000,000	5,723,770
Total Rhode Island
(Cost $6,863,343)		7,252,470	0.5%
South Carolina
Charleston Educational Excellence
Finance Corp.,
5.000%, 12/01/2026 (Callable 12/01/2023)	4,625,000	5,142,967
City of Columbia SC:
5.000%, 02/01/2029 (Callable 02/01/2028)	25,000	31,680
5.000%, 02/01/2049
(Pre-refunded to 02/01/2029)	2,280,000	2,975,158
Patriots Energy Group Financing Agency,
0.927%, 10/01/2048 (1 Month LIBOR
USD + 0.860%) (Callable 11/01/2023)
(Mandatory Tender Date 02/01/2024)(2)	2,895,000	2,921,304
Piedmont Municipal Power Agency,
5.375%, 01/01/2025
(ETM) (Insured by NATL)	5,465,000	6,335,865
South Carolina Jobs-Economic
Development Authority,
0.100%, 05/01/2048 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	1,600,000	1,600,000
Tobacco Settlement Revenue
Management Authority,
6.375%, 05/15/2030 (ETM)	250,000	350,480
Total South Carolina
(Cost $18,761,740)		19,357,454	1.2%
South Dakota
Harrisburg School District No. 41-2,
2.375%, 08/01/2026 (Insured by ST AID)	415,000	435,250
Sioux Falls School District No. 49-5,
1.375%, 08/01/2021 (Insured by ST AID)	25,000	25,024
South Dakota Housing
Development Authority,
3.375%, 05/01/2033 (Callable 05/01/2022)	330,000	334,250
South Dakota State Building Authority,
4.000%, 06/01/2040 (Callable 06/01/2030)	365,000	436,190
Total South Dakota
(Cost $1,202,237)		1,230,714	0.1%
Tennessee
City of Murfreesboro TN:
3.000%, 06/01/2030 (Callable 06/01/2023)	3,400,000	3,556,591
3.000%, 06/01/2031 (Callable 06/01/2023)	3,005,000	3,140,348
Memphis Health Educational &
Housing Facility Board,
0.625%, 06/01/2023 (Mandatory Tender
Date 06/01/2022)(1)	2,500,000	2,508,342
Nashville & Davidson County
Metropolitan Government,
4.875%, 11/01/2028
(ETM) (Insured by NATL)	1,840,000	2,141,623
Tennessee Housing Development Agency:
3.850%, 01/01/2035 (Callable 01/01/2025)	375,000	400,468
3.900%, 07/01/2042 (Callable 07/01/2027)	635,000	696,257
4.000%, 01/01/2043 (Callable 07/01/2027)	910,000	996,478
3.650%, 07/01/2047 (Callable 01/01/2027)	1,050,000	1,112,851

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Tennessee Housing
Development Agency: (cont.)
4.050%, 01/01/2049
(Callable 01/01/2028)	$2,565,000	$2,815,876
4.250%, 01/01/2050 (Callable 07/01/2028)	1,480,000	1,644,366
Total Tennessee
(Cost $18,407,792)		19,013,200	1.2%
Texas
Amarillo Independent School District,
5.000%, 02/01/2026
(Callable 02/01/2024) (PSF Guaranteed)	1,370,000	1,533,261
Anna Independent School District,
5.000%, 08/15/2035
(Callable 08/15/2026) (PSF Guaranteed)	910,000	1,095,563
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2024 (PSF Guaranteed)	1,025,000	1,123,769
5.000%, 08/15/2024
(ETM) (PSF Guaranteed)	1,010,000	1,154,220
5.000%, 08/15/2024 (PSF Guaranteed)	100,000	113,936
5.000%, 08/15/2026 (PSF Guaranteed)	500,000	605,583
4.000%, 08/15/2027
(Callable 08/15/2026) (PSF Guaranteed)	875,000	1,002,208
5.000%, 02/15/2028
(Callable 02/15/2025) (PSF Guaranteed)	1,905,000	2,191,944
4.000%, 08/15/2028
(Callable 08/15/2026) (PSF Guaranteed)	850,000	967,205
5.000%, 08/15/2028 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	555,000	634,250
3.000%, 08/15/2032
(Callable 08/15/2031) (PSF Guaranteed)	835,000	960,245
3.000%, 08/15/2033
(Callable 08/15/2031) (PSF Guaranteed)	1,070,000	1,226,083
4.000%, 08/15/2033
(Callable 08/15/2026) (PSF Guaranteed)	475,000	523,101
5.000%, 08/15/2033 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	1,460,000	1,668,477
4.000%, 08/15/2034
(Callable 08/15/2026) (PSF Guaranteed)	195,000	217,805
4.000%, 08/15/2035
(Callable 08/15/2026) (PSF Guaranteed)	455,000	507,719
4.000%, 12/01/2035
(Callable 06/01/2027) (PSF Guaranteed)	450,000	517,516
Austin Community College District,
5.000%, 08/01/2035 (Callable 08/01/2025)	1,175,000	1,376,083
Austin Community College
District Public Facility Corp.,
5.000%, 08/01/2033 (Callable 08/01/2025)	750,000	876,372
Balmorhea Independent School District,
4.000%, 02/15/2042
(Callable 02/15/2024) (PSF Guaranteed)	350,000	373,874
Barbers Hill Independent School District,
4.000%, 02/15/2037
(Callable 08/15/2026) (PSF Guaranteed)	860,000	978,125
Bexar Metropolitan Water District,
0.000%, 05/01/2027
(ETM) (Insured by NATL)	50,000	47,394
Blum Independent School District:
4.000%, 08/15/2032
(Callable 08/15/2026) (PSF Guaranteed)	165,000	190,941
4.000%, 08/15/2033
(Callable 08/15/2026) (PSF Guaranteed)	210,000	242,553
Brazoria County Toll Road Authority,
0.000%, 03/01/2044
(Callable 03/01/2030)(5)	255,000	254,334
Burleson Independent School District,
5.000%, 08/01/2025 (PSF Guaranteed)	1,260,000	1,490,696
City of Dallas TX,
5.000%, 02/15/2029	1,875,000	2,411,915
City of Fort Worth TX,
4.000%, 02/15/2035 (Callable 02/15/2028)	2,530,000	2,968,885
City of Houston TX:
5.500%, 12/01/2024
(ETM) (Insured by NATL)	1,835,000	2,066,116
0.000%, 12/01/2026
(ETM) (Insured by AGM)	465,000	445,569
0.000%, 12/01/2027
(ETM) (Insured by AGM)	25,000	23,481
5.500%, 12/01/2029
(ETM) (Insured by NATL)	16,050,000	20,659,667
5.750%, 12/01/2032
(ETM) (Insured by AGM)	29,965,000	44,709,626
City of San Antonio TX,
5.000%, 02/01/2025 (ETM)	175,000	203,521
Cleveland Independent School District,
5.000%, 02/15/2046
(Callable 02/15/2026) (PSF Guaranteed)	1,000,000	1,182,755
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2029
(Callable 08/15/2024) (PSF Guaranteed)	215,000	244,461
4.000%, 08/15/2031
(Callable 08/15/2026) (PSF Guaranteed)	120,000	135,781
4.000%, 08/15/2044
(Callable 08/15/2029) (PSF Guaranteed)	550,000	650,727
County of Bexar TX:
4.000%, 06/15/2030 (Callable 06/15/2026)	150,000	173,226
4.000%, 06/15/2033 (Callable 06/15/2025)	3,795,000	4,275,951
5.000%, 06/15/2036 (Callable 06/15/2026)	2,145,000	2,579,915
County of Harris TX:
5.000%, 10/01/2026 (Callable 10/01/2025)	4,170,000	4,982,056
5.000%, 08/15/2030 (Callable 08/15/2022)	700,000	737,679
County of Montgomery TX,
5.000%, 03/01/2027
(Pre-refunded to 03/01/2022)	665,000	686,528
County of Williamson TX:
4.000%, 02/15/2034 (Callable 08/15/2026)	2,270,000	2,613,468
4.000%, 02/15/2039 (Callable 02/15/2029)	1,350,000	1,621,455
Crowley Independent School District,
5.000%, 08/01/2036 (Pre-refunded to
08/01/2025) (PSF Guaranteed)	2,000,000	2,365,742
Dallas Independent School District:
5.000%, 02/15/2036 (Pre-refunded to
02/15/2022) (PSF Guaranteed)	390,000	401,681
5.000%, 02/15/2036 (Pre-refunded to
02/15/2022) (PSF Guaranteed)(1)	700,000	720,967
5.000%, 02/15/2036 (Pre-refunded to
02/15/2022)(PSF Guaranteed)(1)	705,000	726,341
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	460,000	560,844
DeSoto Independent School District:
5.000%, 08/15/2032
(Callable 08/15/2025) (Insured by BAM)	1,080,000	1,263,460
5.000%, 08/15/2032
(Callable 08/15/2024) (PSF Guaranteed)	1,825,000	2,076,900
Eagle Mountain & Saginaw
Independent School District,
4.000%, 08/15/2045
(Callable 08/15/2025) (PSF Guaranteed)	675,000	755,658

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Ennis Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	$1,145,000	$1,354,322
Forney Independent School District,
5.000%, 08/15/2034
(Callable 08/15/2025) (PSF Guaranteed)	525,000	615,114
Fort Bend Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,655,000	1,897,313
4.000%, 08/15/2036
(Callable 08/15/2030) (PSF Guaranteed)	975,000	1,195,836
Godley Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	1,445,000	1,556,492
Harlingen Consolidated Independent
School District:
5.000%, 08/15/2024 (PSF Guaranteed)	2,810,000	3,210,084
5.000%, 08/15/2025 (PSF Guaranteed)	1,445,000	1,708,517
Harris County Cultural Education
Facilities Finance Corp.,
7.000%, 01/01/2048
(Pre-refunded to 01/01/2023)	3,800,000	4,175,820
Harris County Health Facilities
Development Corp.:
5.750%, 07/01/2027 (ETM)	5,000,000	6,037,300
6.250%, 07/01/2027 (ETM)	7,295,000	8,958,260
Harris County Toll Road Authority,
5.000%, 08/15/2028 (Callable 02/15/2028)	770,000	975,988
Hays Consolidated Independent
School District,
4.000%, 02/15/2033
(Callable 02/15/2027) (PSF Guaranteed)	880,000	1,012,710
Honda Auto Receivables Owner Trust,
5.000%, 02/15/2026
(Callable 02/15/2024) (PSF Guaranteed)	1,030,000	1,137,353
Houston Higher Education Finance Corp.,
5.000%, 02/15/2034
(Callable 02/15/2024) (PSF Guaranteed)	1,795,000	1,953,779
Humble Independent School District,
5.000%, 02/15/2036
(Callable 02/15/2027) (PSF Guaranteed)	1,000,000	1,212,456
Irving Independent School District,
5.000%, 02/15/2025
(Callable 08/15/2024) (PSF Guaranteed)	1,250,000	1,429,652
Kenedy Independent School District:
4.000%, 08/15/2031 (Pre-refunded to
08/15/2023) (PSF Guaranteed)	100,000	107,944
4.000%, 08/15/2035 (Pre-refunded to
08/15/2021) (PSF Guaranteed)	100,000	100,459
4.000%, 08/15/2036 (Pre-refunded to
08/15/2021) (PSF Guaranteed)	150,000	150,689
4.000%, 08/15/2037 (Pre-refunded to
08/15/2021) (PSF Guaranteed)	100,000	100,460
4.000%, 08/15/2038 (Pre-refunded to
08/15/2021) (PSF Guaranteed)	100,000	100,460
Kirbyville Consolidated
Independent School District,
4.000%, 02/15/2029 (Pre-refunded to
02/15/2024) (PSF Guaranteed)	160,000	174,774
Klein Independent School District,
4.000%, 08/01/2031
(Callable 08/01/2025) (PSF Guaranteed)	1,000,000	1,134,896
La Joya Independent School District,
4.000%, 02/15/2035 (Callable 02/15/2027)
(Insured by AGM)	910,000	1,020,144
La Porte Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	1,080,000	1,255,720
Leander Independent School District:
0.000%, 08/15/2034 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	125,000	75,758
0.000%, 08/15/2035 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	375,000	213,679
0.000%, 08/15/2036 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	55,000	29,500
0.000%, 08/15/2037 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	700,000	371,770
0.000%, 08/15/2039 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	550,000	248,130
0.000%, 08/15/2040 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	635,000	290,774
0.000%, 08/15/2040 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	20,000	9,158
0.000%, 08/15/2041 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	8,915,000	3,593,283
0.000%, 08/15/2041 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	135,000	58,548
0.000%, 08/15/2042 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	1,500,000	571,546
0.000%, 08/15/2043 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	200,000	72,146
0.000%, 08/15/2045 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	2,000,000	639,692
0.000%, 08/15/2046 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	150,000	45,082
0.000%, 08/15/2047 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	190,000	53,616
0.000%, 08/15/2048 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	750,000	199,028
Lower Colorado River Authority:
4.750%, 01/01/2028
(ETM) (Insured by AGM)	1,360,000	1,564,418
5.000%, 05/15/2040 (Callable 05/15/2025)	1,970,000	2,265,039
Lubbock Housing Finance Corp.,
8.000%, 10/01/2021 (ETM)	1,980,000	2,017,078
Luling Independent School District:
4.000%, 02/15/2028 (PSF Guaranteed)	190,000	228,731
4.000%, 02/15/2029
(Callable 02/15/2028) (PSF Guaranteed)	90,000	107,599
McKinney Independent School District,
4.000%, 02/15/2034
(Callable 02/15/2026) (PSF Guaranteed)	1,325,000	1,502,905
Melissa Independent School District,
5.000%, 08/01/2036
(Callable 08/01/2026) (PSF Guaranteed)	1,020,000	1,224,468
Mesquite Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,425,000	1,631,719
5.000%, 08/15/2025 (PSF Guaranteed)	2,615,000	3,098,939
5.000%, 08/15/2025 (PSF Guaranteed)	1,500,000	1,777,594
Midlothian Independent School District,
5.000%, 02/15/2047
(Callable 02/15/2027) (PSF Guaranteed)	1,000,000	1,217,518
Millsap Independent School District,
4.000%, 02/15/2026
(Callable 02/15/2024) (PSF Guaranteed)	335,000	365,042
Montgomery County Health
Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	200,000	198,581
Moulton Independent School District:
4.000%, 08/15/2031
(Callable 08/15/2027) (PSF Guaranteed)	235,000	274,346

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Moulton Independent School District: (cont.)
4.000%, 08/15/2032
(Callable 08/15/2027) (PSF Guaranteed)	$200,000	$233,012
4.000%, 08/15/2034
(Callable 08/15/2027) (PSF Guaranteed)	225,000	261,044
4.000%, 08/15/2035
(Callable 08/15/2027) (PSF Guaranteed)	545,000	631,582
4.000%, 08/15/2036
(Callable 08/15/2027) (PSF Guaranteed)	285,000	329,728
Navasota Independent School District,
5.000%, 02/15/2048
(Callable 02/15/2025) (PSF Guaranteed)	6,785,000	7,718,294
New Caney Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	1,078,007
5.000%, 02/15/2024 (PSF Guaranteed)	1,030,000	1,156,766
5.000%, 02/15/2039
(Callable 08/15/2027)(PSF Guaranteed)	500,000	612,851
New Hope Cultural Education
Facilities Finance Corp.:
5.000%, 04/01/2025 (ETM)	715,000	836,327
5.000%, 08/15/2047
(Callable 08/15/2027)	1,000,000	1,203,346
Newark Higher Education Finance Corp.,
4.000%, 08/15/2022 (PSF Guaranteed)	215,000	224,120
North East Independent School District,
5.000%, 02/01/2024 (PSF Guaranteed)	2,930,000	3,291,279
North Texas Tollway Authority:
0.000%, 09/01/2037
(Pre-refunded to 09/01/2031)	3,555,000	1,997,694
0.000%, 09/01/2043
(Pre-refunded to 09/01/2031)	25,115,000	8,994,952
0.000%, 09/01/2043
(Pre-refunded to 09/01/2031)(5)	3,205,000	4,461,907
0.000%, 09/01/2045
(Pre-refunded to 09/01/2031)(5)	1,390,000	2,093,762
Northside Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,000,000	1,187,317
Pasadena Independent School District,
1.500%, 02/15/2044 (Mandatory Tender
Date 08/15/2024) (PSF Guaranteed)(1)	1,360,000	1,402,797
Pflugerville Independent School District:
5.000%, 02/15/2025 (Pre-refunded to
02/15/2024) (PSF Guaranteed)	1,020,000	1,146,416
4.000%, 02/15/2027 (Callable 02/15/2026)	460,000	525,231
4.000%, 02/15/2029 (Callable 02/15/2026)	165,000	187,246
4.000%, 02/15/2032 (Callable 02/15/2026)	200,000	225,128
5.000%, 02/15/2037
(Callable 02/15/2026) (PSF Guaranteed)	100,000	117,977
Princeton Independent School District,
5.000%, 02/15/2032
(Callable 02/15/2025) (PSF Guaranteed)	560,000	645,653
Prosper Independent School District,
5.000%, 02/15/2031
(Callable 02/15/2028) (PSF Guaranteed)	1,020,000	1,285,019
Red River Education Finance Corp.,
5.000%, 03/15/2043
(Pre-refunded to 03/15/2023)	4,500,000	4,870,201
Rockwall Independent School District,
5.000%, 02/15/2038
(Callable 08/02/2021) (PSF Guaranteed)	745,000	747,756
San Angelo Independent School District,
5.000%, 02/15/2029 (Pre-refunded to
02/15/2024) (PSF Guaranteed)	1,500,000	1,685,906
San Antonio Housing Trust Finance Corp.,
1.375%, 09/01/2022 (Mandatory Tender
Date 09/01/2021)(1)	1,720,000	1,722,972
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034 (Callable 09/15/2022)	1,750,000	1,816,506
Sherman Independent School District,
5.000%, 02/15/2026
(Callable 02/15/2024) (PSF Guaranteed)	1,775,000	1,986,016
Smithville Independent School District:
4.000%, 08/15/2031
(Callable 08/15/2028) (PSF Guaranteed)	185,000	220,971
4.000%, 08/15/2032
(Callable 08/15/2028) (PSF Guaranteed)	100,000	119,393
4.000%, 08/15/2033
(Callable 08/15/2028) (PSF Guaranteed)	110,000	131,078
Socorro Independent School District,
4.000%, 08/15/2033
(Callable 02/15/2027) (PSF Guaranteed)	900,000	1,042,094
State of Texas:
5.000%, 04/01/2038 (Callable 04/01/2026)	2,000,000	2,387,313
4.000%, 04/01/2046 (Callable 04/01/2026)	4,110,000	4,560,922
Tarrant County Health Facilities
Development Corp.,
6.000%, 09/01/2024 (ETM)	3,850,000	4,217,638
Terrell Independent School District,
4.000%, 08/01/2037
(Callable 08/01/2026) (PSF Guaranteed)	510,000	576,973
Texas Department of Housing
& Community Affairs:
3.400%, 03/01/2035 (Callable 09/01/2034)	4,725,862	5,253,566
2.150%, 09/01/2035 (Callable 03/01/2029)	1,370,000	1,399,927
4.000%, 03/01/2050 (Callable 09/01/2028)
(Insured by GNMA)	1,015,000	1,149,990
Texas State Affordable Housing Corp.,
4.250%, 03/01/2049 (Callable 03/01/2029)
(Insured by GNMA)	380,000	421,693
Texas Water Development Board:
4.000%, 10/15/2033 (Callable 10/15/2027)	600,000	711,344
5.000%, 10/15/2033 (Callable 10/15/2025)	1,250,000	1,484,794
4.000%, 10/15/2034 (Callable 04/15/2028)	2,000,000	2,380,575
4.000%, 10/15/2034 (Callable 10/15/2028)	975,000	1,173,670
4.000%, 04/15/2038 (Callable 10/15/2027)	1,900,000	2,235,452
Town of Flower Mound TX,
5.000%, 03/01/2033 (Callable 03/01/2024)	250,000	279,910
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027
(Pre-refunded to 07/01/2021)	600,000	600,000
United Independent School District:
5.000%, 08/15/2033
(Callable 08/15/2028) (PSF Guaranteed)	835,000	1,060,988
5.000%, 08/15/2038
(Callable 08/15/2027) (PSF Guaranteed)	225,000	278,495
Waxahachie Independent School District,
5.000%, 02/15/2039
(Callable 02/15/2026) (PSF Guaranteed)	785,000	926,903
Webb Consolidated Independent
School District:
4.000%, 02/15/2033 (Pre-refunded to
02/15/2025) (PSF Guaranteed)	175,000	197,211
4.000%, 02/15/2033
(Callable 02/15/2025) (PSF Guaranteed)	75,000	83,900
Wylie Independent School District,
6.750%, 08/15/2023 (PSF Guaranteed)	1,010,000	1,148,194
The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Ysleta Independent School District:
5.000%, 08/15/2023 (Pre-refunded to
08/15/2021) (PSF Guaranteed)	$1,020,000	$1,025,967
5.000%, 08/15/2025
(Callable 08/15/2024) (PSF Guaranteed)	1,545,000	1,764,975
Total Texas
(Cost $267,106,299)		282,150,609	17.9%
Utah
State of Utah:
3.000%, 07/01/2033 (Callable 01/01/2029)	1,500,000	1,689,530
3.000%, 07/01/2034 (Callable 01/01/2029)	2,000,000	2,239,350
Timpanogos Special Service District,
4.000%, 06/01/2028 (Callable 06/01/2024)	425,000	465,861
University of Utah,
5.000%, 08/01/2044 (Callable 08/01/2028)	2,000,000	2,482,667
Utah Charter School Finance Authority:
5.000%, 04/15/2024 (Insured by UT CSCE)	235,000	261,537
5.000%, 04/15/2037 (Callable 04/15/2026)
(Insured by UT CSCE)	500,000	572,904
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)
(Insured by FHA)	3,550,000	3,822,878
Total Utah
(Cost $11,335,104)		11,534,727	0.7%
Vermont
City of Burlington VT:
5.500%, 07/01/2029
(Pre-refunded to 07/01/2021)	265,000	265,000
5.625%, 07/01/2030
(Pre-refunded to 07/01/2021)	315,000	315,000
5.750%, 07/01/2031
(Pre-refunded to 07/01/2021)	460,000	460,000
Vermont Housing Finance Agency:
3.600%, 11/01/2036 (Callable 11/01/2025)	1,445,000	1,537,233
4.000%, 05/01/2048 (Callable 11/01/2026)
(Insured by GNMA)	770,000	824,425
4.000%, 11/01/2048 (Callable 05/01/2027)	505,000	548,830
Total Vermont
(Cost $3,839,523)		3,950,488	0.3%
Virginia
County of Fairfax VA:
5.000%, 10/01/2035 (Callable 04/01/2030)
(Insured by ST AID)	5,550,000	7,298,472
5.000%, 04/01/2042 (Callable 04/01/2027)	585,000	713,338
Danville Industrial Development Authority,
5.250%, 10/01/2028
(ETM) (Insured by AMBAC)	1,095,000	1,222,349
Hampton Redevelopment
& Housing Authority,
1.460%, 12/01/2022 (Mandatory Tender
Date 12/01/2021)(1)	2,950,000	2,965,137
Virginia Housing Development Authority,
3.450%, 04/01/2038 (Callable 10/01/2022)	7,350,000	7,607,371
Total Virginia
(Cost $19,631,735)		19,806,667	1.3%
Washington
Central Puget Sound
Regional Transit Authority,
5.000%, 11/01/2032 (Callable 11/01/2025)	2,725,000	3,229,894
County of King WA:
5.000%, 07/01/2034 (Callable 01/01/2025)	705,000	810,166
5.000%, 01/01/2037 (Callable 01/01/2029)	2,000,000	2,550,400
Energy Northwest,
5.000%, 07/01/2034
(Callable 07/01/2027)	1,090,000	1,345,444
King County Housing Authority:
3.250%, 05/01/2033 (Callable 05/01/2028)	1,500,000	1,668,383
4.000%, 11/01/2034 (Callable 11/01/2029)	1,520,000	1,813,288
4.000%, 11/01/2036 (Callable 11/01/2029)	2,740,000	3,257,601
Pierce County School District No. 3,
5.000%, 12/01/2033 (Callable 06/01/2027)
(Insured by SCH BD GTY)	2,600,000	3,204,769
Port of Seattle WA:
5.000%, 01/01/2037 (Callable 01/01/2027)	1,665,000	2,019,658
5.000%, 01/01/2038 (Callable 01/01/2027)	1,000,000	1,211,258
State of Washington:
5.000%, 07/01/2032 (Callable 01/01/2025)	1,005,000	1,157,935
5.000%, 07/01/2032 (Callable 01/01/2025)	6,005,000	6,918,805
5.000%, 08/01/2034 (Callable 08/01/2023)	2,755,000	3,022,921
5.000%, 02/01/2035 (Callable 02/01/2025)	720,000	831,873
5.000%, 08/01/2038 (Callable 08/01/2026)	1,225,000	1,477,998
5.000%, 07/01/2040 (Callable 07/01/2028)	660,000	820,872
Washington Health Care Facilities Authority:
5.000%, 09/01/2030	300,000	400,330
5.000%, 09/01/2031 (Callable 09/01/2030)	175,000	232,733
5.000%, 09/01/2032 (Callable 09/01/2030)	185,000	245,333
5.000%, 09/01/2033 (Callable 09/01/2030)	190,000	251,182
Washington State Housing
Finance Commission:
2.550%, 07/01/2022 (Mandatory Tender
Date 07/01/2021) (1)	6,250,000	6,250,000
5.000%, 01/01/2023 (ETM)	330,000	345,309
0.570%, 12/01/2048
(SIFMA Municipal Swap Index + 0.550%)
(Callable 04/01/2023)
(Mandatory Tender Date 10/01/2023)(2)	4,465,000	4,494,917
4.000%, 06/01/2049 (Callable 06/01/2028)	545,000	601,226
4.000%, 06/01/2050 (Callable 06/01/2029)
(Insured by GNMA)	1,820,000	2,045,549
Total Washington
(Cost $48,271,031)		50,207,844	3.2%
West Virginia
West Virginia Economic
Development Authority,
5.000%, 07/01/2033 (Callable 07/01/2027)	875,000	1,079,929
West Virginia Parkways Authority,
5.000%, 06/01/2043 (Callable 06/01/2028)	2,690,000	3,308,081
Total West Virginia
(Cost $4,348,418)		4,388,010	0.3%
Wisconsin
Baraboo School District:
4.000%, 04/01/2028 (Callable 04/01/2026)
(Insured by BAM)	550,000	633,670
3.000%, 04/01/2030 (Callable 04/01/2026)
(Insured by BAM)	300,000	320,843
3.000%, 04/01/2033 (Callable 04/01/2026)
(Insured by BAM)	650,000	690,502
City of Milwaukee WI,
3.000%, 06/01/2033 (Callable 06/01/2026)	2,500,000	2,673,656
Mill City Mortgage Trust,
3.000%, 09/01/2023
(Pre-refunded to 09/01/2021)	310,000	311,411
Public Finance Authority,
5.000%, 03/01/2025	535,000	620,889

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Southeast Wisconsin Professional
Baseball Park District:
5.500%, 12/15/2026
(Insured by NATL)	$1,130,000	$1,358,336
0.000%, 12/15/2027
(ETM) (Insured by NATL)	325,000	304,153
0.000%, 12/15/2028
(ETM) (Insured by NATL)	410,000	377,534
0.000%, 12/15/2029
(ETM) (Insured by NATL)	350,000	313,689
State of Wisconsin:
5.000%, 05/01/2024 (Callable 05/01/2023)	2,150,000	2,339,298
4.000%, 05/01/2031
(Pre-refunded to 05/01/2022)	245,000	252,889
5.000%, 05/01/2033 (Callable 05/01/2025)	500,000	583,061
5.000%, 05/01/2034 (Callable 05/01/2025)	900,000	1,048,393
5.000%, 05/01/2037 (Callable 05/01/2028)	2,470,000	3,100,839
4.000%, 05/01/2041 (Callable 05/01/2028)	4,900,000	5,761,442
State of Wisconsin Clean Water Fund
Leveraged Loan Portfolio:
5.000%, 06/01/2028
(Pre-refunded to 06/01/2024)	5,430,000	6,166,446
5.000%, 06/01/2030
(Pre-refunded to 06/01/2024)	10,515,000	11,941,101
5.000%, 06/01/2031
(Pre-refunded to 06/01/2024)	7,975,000	9,056,613
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038
(Pre-refunded to 04/01/2023)	2,655,000	2,878,623
Village of Mount Pleasant WI:
5.000%, 04/01/2036 (Callable 04/01/2028)	275,000	341,692
4.000%, 04/01/2037 (Callable 04/01/2028)	2,400,000	2,745,952
5.000%, 04/01/2048 (Callable 04/01/2028)	1,500,000	1,810,161
Wisconsin Center District:
4.000%, 12/15/2029 (Callable 06/15/2026)	1,480,000	1,701,173
5.000%, 12/15/2030 (Callable 06/15/2026)	775,000	932,555
0.000%, 12/15/2034 (Callable 12/15/2030)
(Insured by AGM)	1,205,000	889,669
0.000%, 12/15/2034 (Callable 12/15/2030)	1,810,000	1,335,296
4.000%, 12/15/2034 (Callable 06/15/2026)	720,000	818,256
Wisconsin Health & Educational
Facilities Authority:
5.000%, 02/15/2028
(Pre-refunded to 08/15/2025)	20,000	23,602
4.000%, 02/15/2033
(Pre-refunded to 08/15/2025)	100,000	113,945
5.000%, 11/15/2036 (Callable 05/15/2026)	205,000	245,766
4.000%, 02/15/2038
(Pre-refunded to 08/15/2025)	325,000	370,321
5.000%, 07/01/2042 (Callable 07/01/2027)	2,000,000	2,410,803
4.000%, 11/15/2043 (Callable 11/15/2028)	1,945,000	2,277,096
Wisconsin Housing & Economic
Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)
(Insured by FNMA)	955,000	1,018,982
4.000%, 03/01/2048 (Callable 03/01/2027)
(Insured by FNMA)	1,160,000	1,250,543
4.250%, 03/01/2049 (Callable 09/01/2028)	1,885,000	2,104,590
Total Wisconsin
(Cost $68,171,668)		71,123,790	4.5%
Wyoming
Wyoming Community
Development Authority:
4.000%, 12/01/2043
(Callable 06/01/2027)	455,000	482,476
4.000%, 12/01/2048
(Callable 06/01/2028)	2,615,000	2,880,327
Total Wyoming
(Cost $3,225,035)		3,362,803	0.2%
Total Long-Term Investments
(Cost $1,498,500,140)		1,565,756,920	99.3%
Short-Term Investments
	Shares
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free
Cash Trust, Premier Shares, 0.01%(4)	1,627,631	1,627,631
Total Short-Term Investment
(Cost $1,627,631)		1,627,631	0.1%
Total Investments
(Cost $1,500,127,771)		1,567,384,551	99.4%
Other Assets in Excess of Liabilities		9,793,729	0.6%
TOTAL NET ASSETS		$1,577,178,280	100.0%
Notes to Schedule of Investments
AGC – Assured Guaranty Corp.
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
BAM – Build America Mutual Assurance Co.
BHAC – Berkshire Hathaway Assurance Corp.
FHA – Federal Housing Administration
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
NATL – National Public Finance Guarantee Corp.
Q-SBLF – Qualified School Building Loan Fund
SCH BD GTY – School Board Guaranty
SD CRED PROG – State Credit Enhancement Program
ST AID – State Aid Intercept/Withholding
UT CSCE – Utah Charter School Credit Enhancement Program
ETM – Escrowed to Maturity
LIBOR – London Inter-bank Offered Rate
PSF – Permanent School Fund
SIFMA – Securities Industry and Financial Markets Association
(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2021.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2021.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2021, the value of these securities totaled $6,618,520, which represented 0.42% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2021.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$1,565,756,920	$—	$1,565,756,920
Total Long-Term Investments	—	1,565,756,920	—	1,565,756,920
Short-Term Investment
Money Market Mutual Fund	1,627,631	—	—	1,627,631
Total Short-Term Investment	1,627,631	—	—	1,627,631
Total Investments	$1,627,631	$1,565,756,920	$—	$1,567,384,551

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
June 30, 2021 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$1,110,929,097

	SEC 30-Day Yield(4)
	Institutional Class	0.85%
	Investor Class	0.60%

	Average Effective Duration	4.20 years

	Average Effective Maturity	4.42 years

	Annualized Expense Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio Turnover Rate	21%	(7)

	Number of Holdings	1,379
Sector Weightings(1)

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2021.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2021.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Core Intermediate Municipal Bond Fund
June 30, 2021 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Five	Since
For the Periods Ended June 30, 2021	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	0.98%	3.88%	4.82%	3.30%	3.87%
Investor Class Shares	0.96%	3.62%	4.57%	3.05%	3.62%
Bloomberg Barclays Municipal Bond (1-15 Year) Index(2)	0.57%	3.08%	4.45%	2.82%	3.32%

(1)	For the period from August 31, 2015 (inception date) through June 30, 2021.
(2)
The Bloomberg Barclays (1-15 Year) Municipal Bond Index is an unmanaged, market value weighted index of investment-grade, tax-exempt, and fixed-rate securities with maturities between 1 and 17 years.  Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.  The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.  This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state.  As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, business interruptions, growth concerns in the U.S. and overseas, and changed travel and social behaviors. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Alabama Community College System:
3.500%, 11/01/2024 (Insured by BAM)	$1,010,000	$1,101,288
3.500%, 11/01/2025 (Insured by BAM)	1,100,000	1,223,004
5.000%, 10/01/2028 (Callable 10/01/2026)
(Insured by AGM)	310,000	373,200
Birmingham Airport Authority:
5.000%, 07/01/2027 (Insured by BAM)	500,000	624,225
4.000%, 07/01/2036 (Callable 07/01/2030)
(Insured by BAM)	335,000	405,820
4.000%, 07/01/2037 (Callable 07/01/2030)
(Insured by BAM)	500,000	604,037
City of Birmingham AL:
5.000%, 03/01/2040
(Callable 09/01/2025)(7)	205,000	240,240
5.000%, 03/01/2045
(Callable 09/01/2025)(7)	1,205,000	1,409,979
City of Pell City AL Special Care Facilities
Financing Authority,
5.000%, 12/01/2031 (Callable 12/01/2021)	1,000,000	1,016,392
City of Troy AL,
5.000%, 07/01/2031 (Callable 07/01/2025)
(Insured by BAM)	555,000	632,562
County of Jefferson AL:
0.000%, 10/01/2025 (Callable 10/01/2023)
(Insured by AGM)	1,000,000	917,803
5.000%, 09/15/2029 (Callable 03/15/2027)	570,000	698,879
0.000%, 10/01/2033 (Callable 10/01/2023)
(Insured by AGM)	110,000	59,183
0.000%, 10/01/2034 (Callable 10/01/2023)
(Insured by AGM)	480,000	238,887
Homewood Educational Building Authority:
4.000%, 12/01/2033 (Callable 12/01/2029)	785,000	916,182
4.000%, 12/01/2034 (Callable 12/01/2029)	255,000	296,969
Jefferson County Board of Education,
5.000%, 02/01/2042 (Callable 02/01/2028)	825,000	1,014,253
Lauderdale County Agriculture
Center Authority,
4.000%, 07/01/2034 (Callable 07/01/2024)	1,235,000	1,314,739
Leeds Public Educational Building Authority,
4.000%, 04/01/2034 (Callable 10/01/2025)
(Insured by AGM)	450,000	507,819
Madison Water & Wastewater Board:
4.000%, 12/01/2037 (Callable 12/01/2029)	530,000	636,349
4.000%, 12/01/2039 (Callable 12/01/2029)	240,000	285,850
Mizuho Floater/Residual Trust,
0.270%, 12/01/2048 (Callable 08/02/2021)
(Optional Put Date 08/04/2021)(1)(3)	5,600,000	5,600,000
Southeast Alabama Gas Supply District,
0.917%, 06/01/2049 (1 Month LIBOR
USD + 0.850%) (Callable 03/01/2024)
(Mandatory Tender Date 06/01/2024)(2)	750,000	757,045
Tallassee Board of Education:
4.000%, 08/01/2029 (Insured by AGM)	420,000	506,805
4.000%, 08/01/2030 (Insured by AGM)	435,000	529,043
4.000%, 08/01/2031 (Callable 08/01/2030)
(Insured by AGM)	455,000	553,104
4.000%, 08/01/2032 (Callable 08/01/2030)
(Insured by AGM)	470,000	569,708
UAB Medicine Finance Authority,
4.000%, 09/01/2038 (Callable 09/01/2029)	500,000	594,581
Wilsonville Industrial Development Board,
0.010%, 01/01/2024
(Optional Put Date 07/01/2021)(1)	6,800,000	6,800,000
Total Alabama
(Cost $29,697,493)		30,427,946	2.7%
Alaska
Alaska Housing Finance Corp.:
5.000%, 12/01/2029 (Callable 06/01/2024)	225,000	255,868
5.000%, 12/01/2031 (Callable 06/01/2028)	500,000	614,575
4.000%, 06/01/2036 (Callable 06/01/2025)	1,750,000	1,914,174
Alaska Industrial Development
& Export Authority,
4.000%, 10/01/2034 (Callable 10/01/2029)	1,585,000	1,837,543
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027
(Pre-refunded to 08/01/2023)	500,000	549,363
University of Alaska:
4.000%, 10/01/2025	170,000	189,995
4.000%, 10/01/2026 (Callable 10/01/2023)	650,000	690,698
5.000%, 10/01/2044 (Callable 10/01/2026)
(Insured by AGM)	1,500,000	1,732,204
Total Alaska
(Cost $7,421,458)		7,784,420	0.7%
Arizona
Arizona Industrial Development Authority:
3.375%, 07/01/2021(3)	190,000	190,000
2.500%, 05/01/2022 (Insured by AGM)(3)	1,289,712	1,294,355
4.000%, 07/01/2023
(Insured by SD CRED PROG)	115,000	121,761
4.000%, 07/01/2023
(Insured by SD CRED PROG)	100,000	105,940
4.000%, 07/01/2024
(Insured by SD CRED PROG)	200,000	216,698
4.000%, 07/01/2025
(Insured by SD CRED PROG)	100,000	110,667
4.000%, 07/01/2026
(Insured by SD CRED PROG)	100,000	112,458
5.000%, 02/01/2028	200,000	252,955
5.000%, 05/01/2028	270,000	298,843
4.625%, 08/01/2028(3)	1,160,000	1,321,453
5.000%, 02/01/2030	340,000	447,604
Arizona State University,
5.000%, 07/01/2029 (Callable 07/01/2024)	150,000	168,965
City of Mesa AZ,
5.000%, 07/01/2035 (Callable 07/01/2021)	3,000,000	3,000,000
City of Phoenix Civic Improvement Corp.,
5.000%, 07/01/2034 (Callable 07/01/2027)	250,000	309,081
City of Tucson AZ,
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	586,644
Industrial Development Authority
of the City of Phoenix,
4.000%, 10/01/2047 (Callable 10/01/2026)	115,000	126,952
Kyrene Elementary School District No. 28,
4.000%, 07/01/2033 (Callable 07/01/2025)	1,500,000	1,683,387
Maricopa County Industrial
Development Authority:
2.625%, 07/01/2021	55,000	55,000
5.000%, 07/01/2028
(Insured by SD CRED PROG)	755,000	908,621
Tender Option Bond Trust,
0.100%, 03/01/2029
(Optional Put Date 07/07/2021)(1)(3)	5,430,000	5,430,000

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Town of Marana AZ:
4.000%, 07/01/2036 (Callable 07/01/2027)	$350,000	$401,703
4.000%, 07/01/2037 (Callable 07/01/2027)	500,000	572,759
Total Arizona
(Cost $17,270,553)		17,715,846	1.6%
Arkansas
Arkansas Development Finance Authority:
4.000%, 12/01/2031 (Callable 12/01/2027)	380,000	445,532
4.000%, 12/01/2032 (Callable 12/01/2027)	400,000	467,952
4.000%, 12/01/2033 (Callable 12/01/2027)	415,000	484,394
4.000%, 12/01/2034 (Callable 12/01/2027)	430,000	501,043
4.000%, 12/01/2035 (Callable 12/01/2027)	445,000	517,765
4.000%, 12/01/2038 (Callable 12/01/2027)	250,000	289,463
4.000%, 06/01/2045 (Callable 12/01/2027)	2,250,000	2,588,798
Arkansas Technical University,
4.000%, 06/01/2028 (Callable 06/01/2023)	1,025,000	1,084,893
Carroll-Boone Water District:
3.000%, 12/01/2028 (Callable 12/01/2025)	780,000	835,621
3.000%, 12/01/2029 (Callable 12/01/2025)	505,000	538,054
3.000%, 12/01/2030 (Callable 12/01/2025)	630,000	668,280
3.000%, 12/01/2032 (Callable 12/01/2025)	1,035,000	1,093,935
City of Conway AR,
5.000%, 10/01/2035 (Callable 04/01/2024)	185,000	207,167
City of Fayetteville AR:
1.750%, 11/01/2032 (Callable 11/01/2026)	1,500,000	1,514,935
3.050%, 01/01/2047 (Callable 01/01/2027)	815,000	838,928
City of Heber Springs AR,
3.000%, 11/01/2034 (Callable 11/01/2024)
(Insured by BAM)	685,000	713,829
City of Hot Springs AR,
4.000%, 12/01/2030 (Callable 12/01/2023)
(Insured by BAM)	540,000	584,480
City of Little Rock AR:
4.000%, 10/01/2031 (Callable 10/01/2025)	105,000	119,463
4.000%, 10/01/2033 (Callable 10/01/2025)	210,000	238,476
City of Lonoke AR:
5.000%, 06/01/2025	210,000	244,485
4.000%, 06/01/2028 (Callable 06/01/2025)	50,000	56,394
City of Magnolia AR,
3.200%, 08/01/2033 (Callable 08/01/2024)
(Insured by BAM)	1,085,000	1,144,099
City of Marion AR,
2.900%, 09/01/2047 (Callable 09/01/2027)	175,000	177,169
City of Maumelle AR:
4.000%, 08/01/2026 (Callable 08/01/2025)	25,000	27,612
4.000%, 08/01/2028 (Callable 08/01/2025)	290,000	317,476
4.000%, 08/01/2029 (Callable 08/01/2025)	700,000	762,988
4.000%, 08/01/2030 (Callable 08/01/2025)	325,000	352,868
City of North Little Rock AR:
4.000%, 11/01/2028 (Callable 05/01/2027)	645,000	762,695
4.000%, 11/01/2030 (Callable 05/01/2027)	650,000	757,974
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)
(Insured by BAM)	730,000	773,376
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)	1,295,000	1,352,160
City of Russellville AR,
4.000%, 07/01/2028 (Callable 07/01/2025)
(Insured by AGM)	325,000	367,441
City of Sherwood AR,
3.050%, 12/01/2043 (Callable 12/01/2026)	250,000	258,771
City of Springdale AR,
3.000%, 04/01/2043 (Callable 04/01/2024)
(Insured by BAM)	745,000	765,262
Conway Health Facilities Board,
5.000%, 08/01/2029 (Callable 08/01/2026)	360,000	424,939
Jackson County Special School District,
1.500%, 02/01/2024 (Callable 08/01/2022)
(Insured by ST AID)	60,000	60,602
National Park College District,
3.000%, 05/01/2025 (Callable 11/01/2024)	235,000	250,867
Southern Arkansas University:
4.000%, 03/01/2025 (Insured by AGM)	415,000	466,275
4.000%, 03/01/2026 (Callable 03/01/2025)
(Insured by AGM)	520,000	581,933
4.000%, 03/01/2026 (Callable 03/01/2025)
(Insured by AGM)	270,000	302,158
4.000%, 03/01/2027 (Callable 03/01/2025)
(Insured by AGM)	545,000	607,499
4.000%, 03/01/2027 (Callable 03/01/2025)
(Insured by AGM)	275,000	306,536
4.000%, 03/01/2028 (Callable 03/01/2025)
(Insured by AGM)	165,000	183,497
4.000%, 03/01/2028 (Callable 03/01/2025)
(Insured by AGM)	100,000	111,211
University of Central Arkansas:
4.000%, 11/01/2027 (Callable 11/01/2025)
(Insured by BAM)	340,000	385,529
4.000%, 11/01/2028 (Callable 11/01/2025)
(Insured by BAM)	250,000	281,578
4.000%, 11/01/2031 (Callable 11/01/2025)
(Insured by BAM)	885,000	984,681
Total Arkansas
(Cost $25,816,840)		26,801,083	2.4%
California
Acalanes Union High School District:
0.000%, 08/01/2028(7)	105,000	113,901
0.000%, 08/01/2032(7)	365,000	450,212
0.000%, 08/01/2035 (Callable 08/01/2029)(7)	250,000	291,439
0.000%, 08/01/2039 (Callable 08/01/2029)(7)	125,000	144,907
Alisal Union School District:
4.000%, 05/01/2034 (Callable 05/01/2029)
(Insured by BAM)	385,000	454,544
4.000%, 05/01/2036 (Callable 05/01/2029)
(Insured by BAM)	650,000	762,723
American Valley Community Services District,
1.500%, 11/01/2023
(Callable 11/01/2022)(3)	4,000,000	4,041,663
Bay Area Toll Authority:
1.270%, 04/01/2036 (SIFMA Municipal
Swap Index + 1.250%) (Callable 10/01/2026)
(Mandatory Tender Date 04/01/2027)(2)	65,000	67,449
1.120%, 04/01/2045 (SIFMA Municipal
Swap Index + 1.100%) (Callable 10/01/2023)
(Mandatory Tender Date 04/01/2024)(2)	650,000	660,583
Beaumont Unified School District,
0.000%, 08/01/2041 (Pre-refunded to
08/01/2026) (Insured by AGM)(7)	90,000	118,734
Burbank Unified School District,
0.000%, 02/01/2038 (Callable 08/01/2028)(7)	210,000	228,213
California Health Facilities
Financing Authority,
4.000%, 08/15/2035 (Callable 08/15/2026)	3,000,000	3,410,824
California Municipal Finance Authority:
5.000%, 08/01/2023	400,000	426,526
5.000%, 08/01/2024	400,000	437,052
5.000%, 10/01/2026	300,000	361,049
5.000%, 05/15/2031 (Insured by BAM)	370,000	495,358

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
California Municipal Finance Authority: (cont.)
4.000%, 05/15/2039 (Callable 05/15/2031)
(Insured by BAM)	$175,000	$211,295
4.000%, 05/15/2041 (Callable 05/15/2031)
(Insured by BAM)	500,000	601,983
4.000%, 01/01/2048
(Pre-refunded to 01/01/2028)	200,000	241,849
California Public Finance Authority:
5.000%, 10/15/2021	200,000	202,470
2.375%, 11/15/2028
(Callable 05/15/2023)(3)	1,575,000	1,596,795
3.125%, 05/15/2029
(Callable 11/15/2023)(3)	750,000	760,186
Calipatria California Unified School District,
0.000%, 08/01/2026	140,000	130,493
Campbell Union School District,
0.000%, 08/01/2035 (Callable 08/01/2026)(7)	785,000	961,415
Carlsbad Unified School District,
0.000%, 08/01/2031(7)	125,000	172,474
Chawanakee Unified School District:
4.000%, 08/01/2026 (Insured by BAM)(7)	110,000	127,794
4.000%, 08/01/2027 (Callable 08/01/2026)
(Insured by BAM)(7)	100,000	116,091
4.000%, 08/01/2028 (Callable 08/01/2026)
(Insured by BAM)(7)	75,000	86,632
4.000%, 08/01/2029 (Callable 08/01/2026)
(Insured by BAM)(7)	80,000	91,913
City & County of San Francisco CA,
1.300%, 07/01/2023
(Mandatory Tender Date 01/01/2023)(1)	400,000	404,293
City of Redding CA,
0.220%, 07/01/2022
(ETM) (Insured by NATL)(1)(5)	55,000	55,000
Colton Joint Unified School District,
0.000%, 08/01/2035 (Pre-refunded to
08/01/2026) (Insured by AGM)(7)	300,000	375,136
Cypress School District,
0.000%, 08/01/2050 (Callable 08/01/2036)(7)	100,000	102,916
Denair Unified School District,
0.000%, 08/01/2031 (Insured by AGM)(7)	130,000	179,692
Desert Hot Springs Redevelopment
Agency Successor Agency,
5.000%, 09/01/2029 (Callable 09/01/2027)
(Insured by BAM)	300,000	369,008
El Rancho Unified School District,
0.000%, 08/01/2034 (Callable 08/01/2028)
(Insured by AGM)(7)	475,000	575,687
Encinitas Union School District,
0.000%, 08/01/2031(7)	285,000	379,869
Enterprise Elementary School District,
0.000%, 08/01/2035 (Callable 08/01/2031)(7)	155,000	220,540
Escondido Union High School District:
0.000%, 08/01/2029 (Insured by AGC)	500,000	447,144
6.875%, 08/01/2034 (Insured by AGC)(7)	330,000	544,205
Fontana Unified School District,
3.000%, 08/01/2041 (Callable 08/01/2028)
(Insured by BAM)	1,750,000	1,881,578
Fresno Joint Powers Financing Authority,
5.000%, 04/01/2027 (Insured by AGM)	315,000	382,918
Grossmont Union High School District,
0.000%, 08/01/2039 (Callable 02/01/2025)
(Insured by AGM)	500,000	230,747
Hueneme Elementary School District:
4.000%, 08/01/2037 (Callable 08/01/2028)
(Insured by AGM)	500,000	585,602
4.000%, 08/01/2038 (Callable 08/01/2028)
(Insured by AGM)	1,050,000	1,227,505
4.000%, 08/01/2039 (Callable 08/01/2028)
(Insured by AGM)	660,000	770,082
Imperial Community College District,
7.000%, 08/01/2040 (Pre-refunded to
08/01/2030) (Insured by AGM)(7)	140,000	210,578
Lake Elsinore Redevelopment
Agency Successor Agency,
5.000%, 09/01/2027 (Callable 09/01/2025)
(Insured by BAM)	275,000	322,766
Lathrop-Manteca Fire Protection District:
4.000%, 05/01/2041 (Callable 05/01/2029)
(Insured by AGM)	600,000	708,853
4.000%, 05/01/2046 (Callable 05/01/2029)
(Insured by AGM)	730,000	855,014
4.000%, 05/01/2051 (Callable 05/01/2029)
(Insured by AGM)	795,000	927,375
Long Beach Bond Finance Authority:
5.250%, 11/15/2023	90,000	100,406
5.000%, 11/15/2029	50,000	64,038
Los Alamitos Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2031)(7)	540,000	594,222
Los Angeles County Facilities, Inc.,
5.000%, 12/01/2043 (Callable 12/01/2028)	110,000	137,617
Los Angeles County Metropolitan
Transportation Authority,
5.000%, 07/01/2044 (Callable 07/01/2028)	970,000	1,216,908
Mayers Memorial Hospital District:
0.000%, 08/01/2027	260,000	222,276
0.000%, 08/01/2028	290,000	239,636
Menifee Union School District,
3.000%, 08/01/2045 (Callable 08/01/2030)
(Insured by AGM)	1,000,000	1,079,507
Mizuho Floater/Residual Trust:
0.270%, 03/01/2036 (Callable 08/02/2021)
(Optional Put Date 08/04/2021)(1)(3)	4,000,000	4,000,000
0.270%, 12/01/2036 (Callable 08/02/2021)
(Optional Put Date 08/04/2021)(1)(3)	5,470,000	5,470,000
Montebello Unified School District,
5.000%, 08/01/2033 (Callable 08/01/2026)	590,000	712,352
Mount Diablo Unified School District,
0.000%, 08/01/2035 (Callable 08/01/2025)
(Insured by AGM)(7)	175,000	193,512
Norwalk-La Mirada Unified School District,
0.000%, 08/01/2029 (Insured by AGC)(7)	235,000	296,606
Oak Park Unified School District:
0.000%, 08/01/2031(7)	160,000	223,300
0.000%, 08/01/2038 (Callable 08/01/2031)
(Insured by AGM)(7)	110,000	162,688
Ontario Montclair School District,
0.000%, 08/01/2028 (Insured by NATL)	1,450,000	1,315,243
Pajaro Valley Unified School District:
5.000%, 08/01/2032 (Callable 07/21/2021)
(Insured by BAM)	120,000	120,229
5.000%, 08/01/2033 (Callable 07/21/2021)
(Insured by BAM)	300,000	300,565
Palomar Community College District,
0.000%, 08/01/2039 (Callable 08/01/2035)(7)	385,000	503,325
Peralta Community College District,
3.500%, 08/01/2033 (Callable 08/01/2025)	1,325,000	1,432,579

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Reef-Sunset Unified School District,
0.000%, 08/01/2033 (Callable 08/01/2026)
(Insured by BAM)(7)	$200,000	$230,715
Rio Hondo Community College District:
0.000%, 08/01/2042 (Callable 08/01/2034)(7)	145,000	194,440
0.000%, 08/01/2042 (Callable 08/01/2034)(7)	740,000	1,006,508
Riverside County Redevelopment
Successor Agency,
0.000%, 10/01/2041 (Callable 10/01/2026)
(Insured by BAM)(7)	100,000	113,422
Sacramento City Unified School District,
5.000%, 07/01/2025 (Callable 07/01/2024)	505,000	565,525
San Diego Unified School District:
4.000%, 07/01/2032 (Callable 07/01/2026)	165,000	190,205
0.000%, 07/01/2034 (Callable 07/01/2025)	1,650,000	1,099,857
San Jacinto Unified School District,
3.000%, 09/01/2028 (Insured by BAM)	400,000	422,936
San Mateo Foster City School District,
0.000%, 08/01/2026(7)	75,000	84,545
Santa Barbara Unified School District,
0.000%, 08/01/2036 (Callable 08/01/2033)(7)	485,000	711,447
Santa Paula Union High School District,
0.000%, 08/01/2037 (Callable 08/01/2027)(7)	160,000	182,021
Saugus Union School District
Financing Authority:
4.000%, 09/01/2032 (Callable 09/01/2027)
(Insured by BAM)	600,000	702,594
4.000%, 09/01/2037 (Callable 09/01/2027)
(Insured by BAM)	625,000	725,377
4.000%, 09/01/2049 (Callable 09/01/2027)
(Insured by BAM)	1,000,000	1,137,900
Savanna School District,
0.000%, 08/01/2047 (Callable 08/01/2029)
(Insured by AGM)(7)	1,085,000	1,187,822
School District of
Belmont-Redwood Shores CA,
0.000%, 08/01/2031 (Callable 08/01/2026)(7)	100,000	122,811
Sebastopol Union School District,
0.000%, 08/01/2042 (Callable 08/01/2031)
(Insured by AGM)(7)	135,000	135,364
Solano County Community College District:
0.000%, 08/01/2027 (Callable 08/01/2025)(7)	245,000	262,104
0.000%, 08/01/2028 (Callable 08/01/2025)(7)	80,000	85,184
0.000%, 08/01/2030 (Callable 08/01/2025)(7)	285,000	300,238
0.000%, 08/01/2041 (Callable 08/01/2028)(7)	505,000	572,780
South Placer Wastewater Authority,
5.000%, 11/01/2034	500,000	708,897
Southern Kern Unified School District,
0.000%, 11/01/2034 (Insured by AGM)	425,000	318,968
Summerville Union High School District,
0.000%, 08/01/2033 (Callable 08/01/2028)
(Insured by BAM)(7)	65,000	70,821
Temecula Valley Unified School District,
4.500%, 08/01/2035 (Pre-refunded to
08/01/2024) (Insured by BAM)(7)	200,000	225,804
Tender Option Bond Trust:
0.220%, 07/01/2022
(Optional Put Date 07/07/2021)(1)(3)	4,580,000	4,580,000
0.220%, 12/15/2038(1)(3)	3,000,000	3,000,000
University of California,
5.000%, 05/15/2043 (Callable 05/15/2028)	1,195,000	1,493,553
West Hills Community College District,
0.000%, 08/01/2035 (Callable 08/01/2027)
(Insured by AGM)(7)	50,000	56,999
Westside Union School District,
0.000%, 08/01/2028	160,000	146,773
Wiseburn School District,
0.000%, 08/01/2036 (Callable 08/01/2031)
(Insured by AGM)(7)	50,000	57,004
Yorba Linda Redevelopment
Agency Successor Agency,
0.000%, 09/01/2028 (Insured by NATL)	445,000	394,682
Total California
(Cost $66,947,442)		68,995,380	6.2%
Colorado
Board of Governors of Colorado
State University System,
5.000%, 03/01/2032 (Callable 03/01/2027)	125,000	152,638
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)
(Insured by ST AID)	2,000,000	2,316,671
Bromley Park Metropolitan District No. 2,
5.000%, 12/01/2023 (Insured by BAM)	225,000	248,402
Canterberry Crossing Metropolitan District II:
5.000%, 12/01/2030 (Callable 12/01/2028)
(Insured by AGM)	235,000	298,744
5.000%, 12/01/2031 (Callable 12/01/2028)
(Insured by AGM)	250,000	316,821
5.000%, 12/01/2032 (Callable 12/01/2028)
(Insured by AGM)	530,000	670,020
City & County of Denver CO:
0.000%, 08/01/2030 (Callable 08/01/2026)	500,000	402,070
0.000%, 08/01/2031 (Callable 08/01/2026)	150,000	115,037
0.000%, 08/01/2032 (Callable 08/01/2026)	365,000	267,557
City of Commerce City CO:
5.000%, 12/15/2028 (Callable 12/15/2027)
(Insured by AGM)	100,000	125,463
5.000%, 12/15/2029 (Callable 12/15/2027)
(Insured by AGM)	310,000	386,477
5.000%, 12/15/2030 (Callable 12/15/2027)
(Insured by AGM)	500,000	620,372
City of Fort Lupton CO:
5.000%, 12/01/2027 (Insured by AGM)	75,000	94,367
5.000%, 12/01/2028 (Callable 12/01/2027)
(Insured by AGM)	210,000	263,229
5.000%, 12/01/2029 (Callable 12/01/2027)
(Insured by AGM)	250,000	312,270
5.000%, 12/01/2030 (Callable 12/01/2027)
(Insured by AGM)	350,000	435,051
City of Sheridan CO,
5.000%, 12/01/2042 (Callable 12/01/2025)	1,130,000	1,317,603
Colorado Educational &
Cultural Facilities Authority:
4.000%, 11/15/2021	225,000	228,089
5.000%, 10/01/2022	1,300,000	1,374,666
4.000%, 11/15/2022	445,000	465,388
5.000%, 10/01/2023	700,000	770,571
4.000%, 12/15/2025	1,320,000	1,387,314
4.000%, 04/01/2028	540,000	612,712
4.000%, 05/01/2028	135,000	154,257
5.000%, 06/01/2029 (Callable 06/01/2024)	120,000	132,949
5.000%, 08/15/2030 (Callable 08/15/2024)	500,000	557,791
2.000%, 09/01/2030 (Callable 09/01/2028)	270,000	273,519
4.000%, 05/01/2031 (Callable 05/01/2028)	195,000	222,265
5.000%, 06/01/2031 (Callable 06/01/2024)	40,000	44,099
5.000%, 08/15/2034 (Callable 08/15/2024)	1,000,000	1,110,120
The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Colorado Health Facilities Authority:
5.000%, 12/01/2023	$140,000	$154,633
5.000%, 06/01/2027 (ETM)	750,000	929,143
5.000%, 09/01/2027	205,000	253,695
5.000%, 12/01/2030 (Callable 06/01/2025)	405,000	459,515
5.000%, 08/01/2036 (Callable 08/01/2029)	150,000	189,139
4.000%, 10/01/2037 (Callable 10/01/2030)	320,000	375,337
4.000%, 01/15/2045 (Callable 01/15/2026)	60,000	66,314
5.000%, 08/01/2049 (Callable 02/01/2026)
(Mandatory Tender Date 08/01/2026)(1)	3,130,000	3,752,187
Colorado Housing & Finance Authority:
4.000%, 05/01/2048 (Callable 11/01/2026)
(Insured by GNMA)	285,000	310,021
4.250%, 11/01/2049 (Callable 11/01/2028)
(Insured by GNMA)	2,180,000	2,439,922
Colorado School of Mines,
5.000%, 12/01/2029 (Callable 12/01/2027)
(Insured by ST AID)	125,000	158,805
County of Moffat CO,
2.000%, 03/01/2036
(Mandatory Tender Date 10/03/2022)(1)	50,000	50,986
Crystal Valley Metropolitan District No. 2:
4.000%, 12/01/2037 (Callable 12/01/2030)
(Insured by AGM)	800,000	955,044
4.000%, 12/01/2038 (Callable 12/01/2030)
(Insured by AGM)	1,000,000	1,190,999
4.000%, 12/01/2039 (Callable 12/01/2030)
(Insured by AGM)	1,785,000	2,120,676
Denver City & County Housing Authority,
0.600%, 08/01/2024	400,000	399,177
Denver Health & Hospital Authority:
5.000%, 12/01/2025	400,000	472,276
5.000%, 12/01/2027	340,000	422,992
E-470 Public Highway Authority,
0.000%, 09/01/2029 (Insured by NATL)	2,550,000	2,250,485
Glen Metropolitan District No. 1,
2.500%, 12/01/2025 (Insured by BAM)	90,000	93,007
Glen Metropolitan District No. 2,
2.000%, 12/01/2030 (Insured by BAM)	295,000	296,002
Grand River Hospital District:
5.250%, 12/01/2030 (Callable 12/01/2028)
(Insured by AGM)	350,000	430,188
5.250%, 12/01/2031 (Callable 12/01/2028)
(Insured by AGM)	1,190,000	1,453,546
Mizuho Floater/Residual Trust,
0.270%, 07/01/2034
(Optional Put Date 08/04/2021)(1)(3)	1,540,000	1,540,000
Prairie Center Metropolitan District No. 7,
4.125%, 12/15/2036 (Callable 12/15/2025)	450,000	488,881
Regional Transportation District,
5.000%, 11/01/2033 (Callable 11/01/2027)	500,000	622,622
Southlands Metropolitan District No. 1,
3.000%, 12/01/2022	80,000	81,424
Sterling Hills West Metropolitan District,
5.000%, 12/01/2027	230,000	282,140
Stetson Ridge Metropolitan District No. 3,
2.000%, 12/01/2030 (Insured by AGM)	950,000	966,607
Vauxmont Metropolitan District:
5.000%, 12/15/2028 (Callable 12/15/2024)
(Insured by AGM)	125,000	146,091
5.000%, 12/15/2029 (Callable 12/15/2024)
(Insured by AGM)	125,000	145,561
5.000%, 12/15/2030 (Callable 12/15/2024)
(Insured by AGM)	125,000	145,163
5.000%, 12/15/2031 (Callable 12/15/2024)
(Insured by AGM)	135,000	156,532
3.250%, 12/15/2050 (Callable 12/15/2024)
(Insured by AGM)	2,675,000	2,860,430
Vista Ridge Metropolitan District:
5.000%, 12/01/2025 (Insured by BAM)	600,000	709,845
5.000%, 12/01/2026 (Insured by BAM)	460,000	559,776
Weld County School District No. Re-5J:
4.000%, 12/01/2039 (Callable 12/01/2030)
(Insured by ST AID)	1,960,000	2,404,601
4.000%, 12/01/2040 (Callable 12/01/2030)
(Insured by ST AID)	2,000,000	2,449,392
Total Colorado
(Cost $46,040,729)		48,459,686	4.4%
Connecticut
City of Hartford CT,
5.000%, 04/01/2027 (Callable 04/01/2023)
(Insured by BAM)	550,000	590,233
Connecticut Housing Finance Authority:
4.000%, 11/15/2047 (Callable 11/15/2026)	125,000	135,223
4.000%, 05/15/2049 (Callable 11/15/2028)	1,355,000	1,533,361
Connecticut State Health & Educational
Facilities Authority:
5.000%, 11/01/2026	500,000	610,015
5.000%, 11/01/2026
(Pre-refunded to 11/01/2022)	135,000	143,624
5.000%, 07/01/2030 (Callable 07/01/2021)	150,000	150,000
4.250%, 07/01/2031 (Callable 07/01/2022)	1,075,000	1,107,151
5.000%, 07/01/2034 (Callable 07/01/2022)	40,000	41,487
Connecticut State Higher Education
Supplement Loan Authority:
5.000%, 11/15/2021	825,000	839,556
5.000%, 11/15/2027 (Callable 11/15/2026)	125,000	148,962
3.000%, 11/15/2035 (Callable 11/15/2026)	850,000	880,633
State of Connecticut:
5.000%, 04/15/2024	175,000	197,818
5.000%, 10/01/2027 (Callable 10/01/2023)	685,000	754,708
5.000%, 07/15/2030 (Callable 07/15/2023)	225,000	244,919
5.000%, 10/15/2032 (Callable 10/15/2022)	960,000	1,013,370
5.000%, 09/01/2033 (Callable 09/01/2026)	300,000	361,273
5.000%, 05/01/2034 (Callable 05/01/2030)	1,500,000	1,965,649
University of Connecticut:
5.000%, 01/15/2031 (Callable 01/15/2027)
(Insured by AGM)	1,000,000	1,219,918
4.000%, 11/01/2037 (Callable 11/01/2028)
(Insured by BAM)	1,175,000	1,373,098
Total Connecticut
(Cost $12,602,627)		13,310,998	1.2%
Delaware
Delaware Municipal Electric Corp.:
4.000%, 07/01/2035 (Callable 07/01/2031)	300,000	366,052
4.000%, 07/01/2036 (Callable 07/01/2031)	330,000	399,120
Total Delaware
(Cost $756,875)		765,172	0.1%
District of Columbia
District of Columbia:
4.000%, 03/01/2037 (Callable 09/01/2029)	795,000	955,475
5.000%, 10/01/2037 (Callable 04/01/2026)	275,000	328,114
District of Columbia Housing Finance Agency,
3.500%, 06/15/2023	185,000	190,907

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Metropolitan Washington Airports Authority:
0.000%, 10/01/2029 (Insured by AGC)	$110,000	$97,682
5.000%, 10/01/2033 (Callable 10/01/2025)	250,000	294,859
6.500%, 10/01/2041 (Callable 10/01/2026)
(Insured by AGC)(7)	355,000	455,226
6.500%, 10/01/2044 (Callable 10/01/2028)(7)	665,000	892,135
6.500%, 10/01/2044 (Callable 10/01/2028)
(Insured by AGM)(7)	960,000	1,291,806
5.000%, 10/01/2053 (Callable 04/01/2022)	1,210,000	1,247,795
Total District of Columbia
(Cost $5,390,482)		5,753,999	0.5%
Florida
Capital Trust Agency, Inc.:
5.000%, 12/15/2029 (Callable 06/15/2026)	400,000	454,746
4.000%, 06/01/2041 (Callable 06/01/2028)	330,000	358,180
4.000%, 06/01/2051 (Callable 06/01/2028)	400,000	430,515
4.000%, 06/01/2056 (Callable 06/01/2028)	485,000	517,697
City of Fort Myers FL:
5.000%, 12/01/2029 (Callable 12/01/2025)	475,000	565,377
4.000%, 12/01/2037 (Callable 12/01/2025)	1,000,000	1,123,813
4.000%, 12/01/2038 (Callable 12/01/2025)	500,000	559,172
City of Jacksonville FL:
4.000%, 11/01/2032 (Callable 11/01/2029)	375,000	443,218
4.000%, 10/01/2033 (Callable 10/01/2026)	1,895,000	2,181,741
0.020%, 08/01/2036 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	3,200,000	3,200,000
0.020%, 08/01/2036 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	5,000,000	5,000,000
City of Orlando FL:
5.000%, 11/01/2025 (Insured by AGM)	400,000	477,517
5.000%, 11/01/2034 (Callable 11/01/2027)
(Insured by AGM)	775,000	960,156
City of Tallahassee FL:
5.000%, 12/01/2023	400,000	443,951
5.000%, 12/01/2024	300,000	345,342
5.000%, 12/01/2029 (Callable 12/01/2025)	585,000	683,769
5.000%, 10/01/2033 (Callable 10/01/2025)	1,250,000	1,478,907
5.000%, 10/01/2034 (Callable 10/01/2024)	500,000	572,078
County of Jackson FL,
0.030%, 07/01/2022
(Optional Put Date 07/01/2021)(1)	1,430,000	1,430,000
County of Martin FL,
0.010%, 07/15/2022
(Optional Put Date 07/01/2021)(1)	2,000,000	2,000,000
County of Miami-Dade FL:
5.000%, 04/01/2027 (Callable 04/01/2026)	120,000	145,044
5.000%, 10/01/2032 (Callable 10/01/2026)	135,000	162,614
6.875%, 10/01/2034 (Callable 10/01/2029)
(Insured by AGC)(7)	255,000	370,220
7.000%, 10/01/2039 (Callable 10/01/2029)
(Insured by AGC)(7)	390,000	569,111
County of Palm Beach FL:
4.000%, 12/01/2036 (Callable 12/01/2030)	1,165,000	1,441,505
4.000%, 12/01/2037 (Callable 12/01/2030)	1,295,000	1,599,059
County of St. Lucie FL,
0.030%, 09/01/2028
(Optional Put Date 07/01/2021)(1)	5,000,000	5,000,000
Florida Department of Management Services,
5.000%, 11/01/2029	2,000,000	2,624,038
Florida Development Finance Corp.:
4.000%, 06/01/2025	110,000	120,283
4.000%, 06/01/2026	115,000	127,417
5.000%, 04/01/2028	400,000	498,423
5.000%, 04/01/2029	250,000	317,754
Florida Higher Educational Facilities
Financial Authority,
5.000%, 10/01/2023	500,000	547,849
Florida Housing Finance Corp.:
4.200%, 01/01/2045 (Callable 01/01/2028)
(Insured by GNMA)	1,310,000	1,422,378
4.350%, 01/01/2046 (Callable 01/01/2024)	120,000	123,326
3.800%, 07/01/2047 (Callable 01/01/2027)
(Insured by GNMA)	85,000	87,037
4.000%, 07/01/2047 (Callable 07/01/2025)
(Insured by GNMA)	170,000	181,102
4.000%, 07/01/2049 (Callable 07/01/2027)
(Insured by GNMA)	175,000	190,913
Florida Municipal Loan Council,
5.000%, 10/01/2026	90,000	109,394
Florida Municipal Power Agency,
4.000%, 10/01/2030 (Callable 10/01/2027)	500,000	588,628
Highlands County Health Facilities Authority:
0.020%, 11/15/2035 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	2,950,000	2,950,000
0.020%, 11/15/2037 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	10,500,000	10,500,000
Hillsborough County Aviation Authority:
5.000%, 10/01/2035 (Callable 10/01/2024)	500,000	571,382
5.000%, 10/01/2044 (Callable 10/01/2024)	1,185,000	1,340,644
Jacksonville Electric Authority:
5.000%, 10/01/2028 (Callable 10/01/2027)	700,000	886,032
5.000%, 10/01/2032 (Callable 10/01/2027)	700,000	870,598
Miami Health Facilities Authority,
5.000%, 07/01/2021	165,000	165,000
Monroe County School District,
5.000%, 10/01/2025 (Insured by AGM)	200,000	235,980
Orange County Convention Center:
5.000%, 10/01/2032 (Callable 10/01/2026)	1,000,000	1,205,681
4.000%, 10/01/2034 (Callable 10/01/2026)	250,000	288,340
4.000%, 10/01/2036 (Callable 10/01/2026)	415,000	478,218
Orange County Health Facilities Authority:
5.000%, 08/01/2028 (Callable 08/01/2024)	2,500,000	2,783,839
5.000%, 10/01/2035 (Callable 10/01/2026)	1,210,000	1,460,359
Orange County School Board:
5.000%, 08/01/2031 (Callable 08/01/2025)	990,000	1,161,168
5.000%, 08/01/2033 (Callable 08/01/2026)	150,000	180,482
Palm Beach County Health Facilities Authority:
5.000%, 05/15/2023	1,160,000	1,255,640
5.000%, 05/15/2024	300,000	336,581
4.000%, 05/15/2035 (Callable 05/15/2025)	175,000	188,441
Pinellas County School Board,
5.000%, 07/01/2033 (Callable 07/01/2027)	515,000	633,591
Reedy Creek Improvement District,
4.000%, 06/01/2035 (Callable 06/01/2027)	1,000,000	1,142,452
School Board of Miami-Dade County,
5.000%, 11/01/2030 (Callable 11/01/2024)	185,000	211,161
Tender Option Bond Trust:
0.220%, 01/01/2046 (Callable 01/01/2025)
(Optional Put Date 07/07/2021)(1)(3)	2,230,000	2,230,000
0.140%, 04/01/2053 (Callable 04/01/2028)
(Optional Put Date 07/07/2021)(1)(3)	6,000,000	6,000,000
University Park Recreation District:
2.750%, 05/01/2022 (Insured by BAM)	265,000	269,469
2.750%, 05/01/2023 (Insured by BAM)	270,000	279,486
Village Community Development
District No. 13,
2.625%, 05/01/2024	375,000	384,954
Total Florida
(Cost $75,166,022)		77,461,772	7.0%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Georgia
Auburn Urban Redevelopment Agency:
4.000%, 10/01/2029 (Insured by BAM)	$210,000	$256,677
4.000%, 10/01/2030 (Insured by BAM)	275,000	340,575
Barnesville-Lamar County Industrial
Development Authority,
5.000%, 06/01/2028	185,000	234,839
Burke County Development Authority:
2.250%, 10/01/2032
(Mandatory Tender Date 05/25/2023)(1)	500,000	517,032
0.020%, 07/01/2049
(Optional Put Date 07/01/2021)(1)	8,885,000	8,885,000
0.020%, 11/01/2052
(Optional Put Date 07/01/2021)(1)	9,505,000	9,505,000
Carrollton Payroll Development Authority,
5.000%, 07/01/2029	1,175,000	1,526,094
City of Atlanta GA:
5.000%, 01/01/2025 (Callable 08/02/2021)	225,000	225,875
5.500%, 11/01/2027 (Insured by AGM)	145,000	175,666
5.000%, 01/01/2028 (Callable 08/02/2021)	1,000,000	1,003,897
City of Dahlonega GA,
4.000%, 09/01/2021 (Insured by AGM)	150,000	150,889
City of Monroe GA:
4.000%, 12/01/2036 (Callable 12/01/2030)
(Insured by AGM)	500,000	608,299
4.000%, 12/01/2037 (Callable 12/01/2030)
(Insured by AGM)	750,000	909,843
Clayton County Development Authority,
4.000%, 07/01/2031 (Callable 07/01/2027)	495,000	573,313
Development Authority for Fulton County,
5.000%, 10/01/2029	1,710,000	2,164,239
Development Authority of Bulloch County:
5.000%, 07/01/2030	405,000	536,067
5.000%, 07/01/2031 (Callable 07/01/2030)	420,000	553,495
5.000%, 07/01/2032 (Callable 07/01/2030)	445,000	582,634
5.000%, 07/01/2033 (Callable 07/01/2030)	465,000	604,657
4.000%, 07/01/2039 (Callable 07/01/2030)	295,000	350,913
Development Authority of Cobb County:
5.000%, 07/15/2028 (Callable 07/15/2027)	305,000	379,373
5.000%, 06/01/2035 (Callable 06/01/2027)	645,000	792,976
Development Authority of Monroe County,
1.500%, 01/01/2039
(Mandatory Tender Date 02/03/2025)(1)	3,740,000	3,828,677
Gainesville & Hall County Hospital Authority:
5.000%, 02/15/2022	500,000	514,630
5.000%, 02/15/2029 (Callable 02/15/2027)	485,000	593,260
George L Smith II Congress Center Authority,
4.000%, 01/01/2036 (Callable 01/01/2031)	500,000	596,519
Georgia Housing & Finance Authority,
3.600%, 12/01/2033 (Callable 06/01/2027)	450,000	482,263
Main Street Natural Gas, Inc.,
0.897%, 08/01/2048 (1 Month LIBOR
USD + 0.830%) (Callable 09/01/2023)
(Mandatory Tender Date 12/01/2023)(2)	2,000,000	2,015,464
Private Colleges & Universities Authority:
5.000%, 06/01/2027	420,000	509,636
5.000%, 06/01/2028	495,000	613,400
5.000%, 06/01/2029	400,000	504,817
4.000%, 06/01/2034 (Callable 06/01/2031)	395,000	467,465
4.000%, 06/01/2035 (Callable 06/01/2031)	500,000	590,724
Tender Option Bond Trust,
0.100%, 08/15/2048 (Callable 02/15/2028)
(Optional Put Date 07/07/2021)(1)(3)	3,425,000	3,425,000
Total Georgia
(Cost $44,271,710)		45,019,208	4.1%
Illinois
Adams & Hancock Counties
Community Unit School District No. 4:
4.000%, 12/01/2027 (Callable 12/01/2025)
(Insured by BAM)	290,000	326,215
4.000%, 12/01/2029 (Callable 12/01/2025)
(Insured by BAM)	310,000	345,039
4.000%, 12/01/2030 (Callable 12/01/2025)
(Insured by BAM)	325,000	360,460
4.000%, 12/01/2032 (Callable 12/01/2025)
(Insured by BAM)	350,000	386,811
Bourbonnais Township Park District:
4.000%, 12/15/2023 (Insured by BAM)	100,000	107,341
4.000%, 12/15/2024 (Insured by BAM)	125,000	137,330
4.000%, 12/15/2025 (Insured by BAM)	130,000	145,751
Bureau County Township
High School District No. 502,
4.000%, 12/01/2031 (Callable 12/01/2027)
(Insured by BAM)	1,330,000	1,551,315
Channahon Park District:
4.000%, 12/15/2031 (Callable 12/15/2029)
(Insured by BAM)	460,000	547,360
4.000%, 12/15/2034 (Callable 12/15/2029)
(Insured by BAM)	510,000	600,808
4.000%, 12/15/2036 (Callable 12/15/2029)
(Insured by BAM)	150,000	175,491
4.000%, 12/15/2038 (Callable 12/15/2029)
(Insured by BAM)	595,000	696,879
Chicago Board of Education,
5.000%, 12/01/2023 (Insured by AGM)	1,000,000	1,105,791
Chicago Park District,
5.000%, 01/01/2024	580,000	641,811
City of Chicago IL:
5.000%, 01/01/2024	250,000	276,998
5.000%, 01/01/2025 (Callable 01/01/2024)
(Insured by AGM)	110,000	122,887
5.000%, 01/01/2026 (Callable 01/01/2024)	250,000	266,102
0.000%, 01/01/2027 (Insured by NATL)	195,000	176,446
5.000%, 11/01/2028 (Callable 11/01/2027)
(Insured by AGM)	625,000	789,302
5.000%, 01/01/2030 (Callable 01/01/2024)
(Insured by AGM)	445,000	493,244
4.000%, 11/01/2032 (Callable 11/01/2024)
(Insured by BAM)	200,000	221,108
5.000%, 11/01/2033 (Callable 11/01/2027)
(Insured by AGM)	375,000	465,147
5.000%, 01/01/2035 (Callable 01/01/2027)
(Insured by AGM)	250,000	301,757
City of Decatur IL:
4.250%, 03/01/2030 (Callable 03/01/2024)
(Insured by BAM)	250,000	273,869
5.000%, 03/01/2034 (Callable 03/01/2026)
(Insured by BAM)	880,000	1,044,354
City of Rockford IL,
3.000%, 12/15/2022 (Insured by AGM)	150,000	155,783
Cook & Will Counties
School District No. 194:
4.000%, 12/01/2025 (Callable 12/01/2024)
(Insured by BAM)	160,000	177,993
4.000%, 12/01/2026 (Callable 12/01/2024)
(Insured by BAM)	130,000	144,411
Cook County Community Consolidated
School District No. 65,
0.000%, 12/01/2023	200,000	195,805

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Cook County School District No. 130:
5.000%, 12/01/2027 (Callable 12/01/2025)
(Insured by AGM)	$1,195,000	$1,427,556
5.000%, 12/01/2028 (Callable 12/01/2025)
(Insured by AGM)	1,000,000	1,191,712
Cook County School District No. 163:
6.000%, 12/15/2025 (Insured by BAM)	430,000	523,665
6.000%, 12/15/2027 (Insured by BAM)	1,150,000	1,487,723
Cook County School District No. 83,
5.625%, 06/01/2033	810,000	1,068,662
County of Cook IL,
5.000%, 11/15/2033 (Callable 11/15/2030)	1,500,000	1,976,496
DuPage County High School District No. 87,
5.000%, 01/01/2029 (Callable 01/01/2025)	315,000	364,002
Exceptional Children Have Opportunities:
4.000%, 12/01/2034 (Callable 12/01/2029)	765,000	885,104
4.000%, 12/01/2035 (Callable 12/01/2029)	645,000	742,733
Ford, Champaign Counties Community
Unit School District No. 10,
5.000%, 12/01/2027 (Callable 12/01/2026)
(Insured by AGM)	600,000	742,314
Hampshire Special Service Area No. 13:
3.000%, 03/01/2027 (Insured by BAM)	130,000	140,428
3.000%, 03/01/2028 (Callable 03/01/2027)
(Insured by BAM)	140,000	149,837
3.000%, 03/01/2029 (Callable 03/01/2027)
(Insured by BAM)	100,000	105,934
3.250%, 03/01/2032 (Callable 03/01/2027)
(Insured by BAM)	165,000	174,650
3.300%, 03/01/2033 (Callable 03/01/2027)
(Insured by BAM)	175,000	185,225
3.350%, 03/01/2034 (Callable 03/01/2027)
(Insured by BAM)	185,000	195,804
3.400%, 03/01/2035 (Callable 03/01/2027)
(Insured by BAM)	195,000	206,637
3.450%, 03/01/2036 (Callable 03/01/2027)
(Insured by BAM)	205,000	217,206
3.500%, 03/01/2037 (Callable 03/01/2027)
(Insured by BAM)	100,000	106,079
Henry & Whiteside Counties Community
Unit School District No. 228,
5.000%, 08/15/2031 (Callable 08/15/2025)
(Insured by AGM)	270,000	317,908
Huntley Area Public Library District,
5.000%, 02/01/2037 (Callable 02/01/2029)	500,000	631,193
Illinois Development Finance Authority,
2.450%, 11/15/2039
(Mandatory Tender Date 03/03/2026)(1)	1,125,000	1,196,984
Illinois Educational Facilities Authority,
4.000%, 11/01/2036 (Callable 11/01/2022)	1,065,000	1,131,648
Illinois Finance Authority:
5.000%, 10/01/2021	170,000	171,707
5.000%, 10/01/2023	105,000	114,201
5.000%, 11/01/2024	1,100,000	1,257,508
5.000%, 01/01/2029 (Callable 01/01/2027)	475,000	577,499
5.000%, 02/15/2029 (Callable 02/15/2027)	3,275,000	4,022,163
5.000%, 01/01/2030 (Callable 01/01/2027)	205,000	247,875
5.000%, 10/01/2030 (Callable 10/01/2026)	140,000	168,794
4.000%, 12/15/2032 (Callable 12/15/2029)	625,000	763,676
4.000%, 05/15/2034 (Callable 05/15/2026)	300,000	336,234
4.000%, 12/01/2040 (Callable 12/01/2027)	270,000	308,302
4.000%, 12/01/2042 (Callable 12/01/2027)	275,000	312,820
0.020%, 08/01/2043
(Optional Put Date 07/01/2021)(1)	2,000,000	2,000,000
6.000%, 10/01/2048 (Callable 10/01/2022)	1,000,000	1,033,307
Illinois Housing Development Authority:
3.500%, 08/01/2031 (Callable 08/01/2027)
(Insured by GNMA)	290,000	311,888
3.100%, 02/01/2035 (Callable 02/01/2026)	900,000	943,953
2.450%, 06/01/2043 (Callable 01/01/2023)
(Insured by GNMA)	428,962	443,723
4.250%, 10/01/2049 (Callable 04/01/2028)	1,705,000	1,898,514
Illinois Sports Facilities Authority:
5.000%, 06/15/2029 (Insured by BAM)	2,500,000	3,165,696
5.000%, 06/15/2030 (Callable 06/15/2029)
(Insured by BAM)	1,155,000	1,454,905
Illinois State Toll Highway Authority,
5.000%, 01/01/2042 (Callable 01/01/2028)	500,000	608,452
Illinois State University,
5.000%, 04/01/2031 (Callable 04/01/2028)
(Insured by AGM)	500,000	623,924
Joliet Park District:
4.000%, 02/01/2030 (Callable 02/01/2024)
(Insured by BAM)	250,000	266,409
4.000%, 02/01/2033 (Callable 02/01/2023)
(Insured by AGM)	315,000	330,730
Kankakee County School District No. 111,
4.000%, 01/01/2025 (Insured by BAM)	480,000	530,124
Kendall & Kane Counties Community
Unit School District No. 115,
0.000%, 01/01/2022 (Insured by NATL)	1,090,000	1,087,087
Kendall Kane & Will Counties Community
Unit School District No. 308:
4.000%, 02/01/2030 (Callable 02/01/2025)
(Insured by BAM)	2,550,000	2,838,312
4.750%, 10/01/2031 (Callable 10/01/2023)	1,000,000	1,094,998
Knox & Warren Counties Community
Unit School District No. 205:
4.000%, 01/01/2034 (Callable 01/01/2028)
(Insured by BAM)	855,000	974,382
4.000%, 01/01/2036 (Callable 01/01/2028)
(Insured by BAM)	920,000	1,044,090
Lake County Community
Unit School District No. 187,
4.000%, 01/01/2035 (Callable 01/01/2027)
(Insured by BAM)	1,190,000	1,316,733
Macon County School District No. 61:
4.000%, 12/01/2034 (Callable 12/01/2028)
(Insured by AGM)	150,000	171,060
4.000%, 12/01/2037 (Callable 12/01/2028)
(Insured by AGM)	200,000	227,326
4.000%, 01/01/2040 (Callable 01/01/2027)
(Insured by AGM)	1,420,000	1,578,163
5.000%, 12/01/2040 (Callable 12/01/2028)
(Insured by AGM)	580,000	718,751
Macoupin, Sangaman &
Montgomery Government Bonds,
4.250%, 12/01/2032 (Callable 12/01/2023)
(Insured by AGM)	685,000	745,689
Medinah Park District,
4.250%, 01/01/2028 (Callable 01/01/2024)	190,000	204,050
Metropolitan Pier & Exposition Authority:
5.500%, 12/15/2023 (Insured by NATL)	90,000	97,033
0.000%, 06/15/2029 (Insured by NATL)	1,400,000	1,207,020
Metropolitan Water Reclamation
District of Greater Chicago,
5.000%, 12/01/2034 (Callable 12/01/2026)	1,500,000	1,834,244

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Northern Illinois University:
4.000%, 10/01/2033 (Callable 04/01/2031)
(Insured by BAM)(6)	$500,000	$595,340
4.000%, 10/01/2034 (Callable 04/01/2031)
(Insured by BAM)(6)	485,000	576,387
4.000%, 10/01/2035 (Callable 04/01/2031)
(Insured by BAM)(6)	1,000,000	1,187,176
4.000%, 10/01/2038 (Callable 04/01/2031)
(Insured by BAM)(6)	1,000,000	1,179,313
4.000%, 10/01/2039 (Callable 04/01/2031)
(Insured by BAM)(6)	425,000	500,347
4.000%, 10/01/2040 (Callable 04/01/2031)
(Insured by BAM)(6)	400,000	470,462
4.000%, 10/01/2041 (Callable 04/01/2031)
(Insured by BAM)(6)	425,000	499,356
4.000%, 10/01/2043 (Callable 04/01/2031)
(Insured by BAM)(6)	625,000	731,426
Ogle & Winnebago Counties Community
Unit School District No. 223:
5.000%, 12/01/2023 (Insured by BAM)	415,000	457,215
5.000%, 12/01/2024 (Insured by BAM)	100,000	114,091
Peoria City School District No. 150,
5.000%, 01/01/2026 (Insured by BAM)	330,000	390,262
Peoria County Community
Unit School District No. 323,
4.250%, 04/01/2032 (Callable 04/01/2022)	415,000	426,308
Richland County Community
Unit School District No. 1:
5.000%, 12/01/2030 (Callable 12/01/2024)
(Insured by AGM)	155,000	178,598
4.000%, 12/01/2033 (Callable 12/01/2024)
(Insured by AGM)	1,750,000	1,940,317
Sales Tax Securitization Corp.,
5.000%, 01/01/2043 (Callable 01/01/2029)	3,750,000	4,641,433
Shelby Christian Macon Counties
Community School District No. 21,
4.000%, 12/01/2027 (Callable 12/01/2023)
(Insured by AGM)	155,000	168,391
St. Clair County Community
Consolidated School District,
0.000%, 12/01/2021	200,000	199,497
St. Clair County Community
Unit School District No. 187,
4.000%, 01/01/2028 (Insured by AGM)	175,000	203,236
State of Illinois:
4.000%, 03/01/2022	5,000,000	5,125,472
6.000%, 06/15/2024 (Insured by NATL)	100,000	115,621
5.000%, 06/15/2027 (Callable 08/02/2021)	1,500,000	1,508,946
5.500%, 07/01/2033 (Callable 07/01/2023)	410,000	445,013
4.000%, 06/15/2038 (Callable 06/15/2028)
(Insured by BAM)	2,500,000	2,765,430
Tazewell County School District No. 51,
9.000%, 12/01/2026 (Insured by NATL)	1,060,000	1,493,646
Tender Option Bond Trust,
0.140%, 12/01/2027
(Optional Put Date 07/07/2021)(1)(3)	3,255,000	3,255,000
University of Illinois,
5.000%, 10/01/2021	700,000	708,354
Upper Illinois River Valley
Development Authority:
5.000%, 12/01/2023	600,000	661,338
5.000%, 12/01/2024	585,000	666,794
4.000%, 01/01/2031 (Callable 01/01/2027)(3)	245,000	258,476
Village of Bartlett IL,
3.000%, 12/01/2033 (Callable 12/01/2028)	450,000	500,992
Village of Cary IL,
4.000%, 12/15/2038 (Callable 12/15/2029)	750,000	883,565
Village of Crestwood IL:
4.000%, 12/15/2021 (Insured by BAM)	250,000	253,861
4.500%, 12/15/2026 (Callable 12/15/2022)
(Insured by BAM)	200,000	210,989
4.000%, 12/15/2027 (Callable 12/15/2025)
(Insured by BAM)	330,000	367,535
Village of Franklin Park IL,
4.000%, 07/01/2029 (Callable 07/01/2025)
(Insured by AGM)	450,000	501,298
Village of River Grove IL:
4.000%, 12/15/2027 (Callable 12/15/2026)
(Insured by BAM)	135,000	152,918
4.000%, 12/15/2028 (Callable 12/15/2026)
(Insured by BAM)	205,000	230,870
Village of Romeoville IL,
5.000%, 10/01/2042 (Callable 04/01/2025)	100,000	110,222
Village of Rosemont IL,
5.000%, 12/01/2046 (Callable 12/01/2026)
(Insured by AGM)	130,000	154,784
Village of Stone Park IL:
4.750%, 02/01/2029 (Callable 02/01/2023)
(Insured by BAM)	230,000	243,526
4.750%, 02/01/2031 (Callable 02/01/2023)
(Insured by BAM)	310,000	327,884
4.750%, 02/01/2032 (Callable 02/01/2023)
(Insured by BAM)	275,000	290,886
4.750%, 02/01/2033 (Callable 02/01/2023)
(Insured by BAM)	190,000	201,010
5.000%, 02/01/2035 (Callable 02/01/2029)
(Insured by BAM)	300,000	362,322
5.000%, 02/01/2036 (Callable 02/01/2029)
(Insured by BAM)	225,000	271,000
4.000%, 02/01/2037 (Callable 02/01/2029)
(Insured by BAM)	185,000	208,032
4.000%, 02/01/2038 (Callable 02/01/2029)
(Insured by BAM)	150,000	168,348
Will County Community
High School District No. 210:
0.000%, 01/01/2023 (Insured by AGM)	140,000	137,906
0.000%, 01/01/2026 (Insured by AGM)	265,000	247,638
0.000%, 01/01/2027 (Insured by BAM)	1,120,000	1,021,750
0.000%, 01/01/2027 (Insured by AGM)	115,000	104,912
0.000%, 01/01/2028 (Insured by BAM)	1,140,000	1,011,849
0.000%, 01/01/2028 (Insured by AGM)	180,000	159,766
0.000%, 01/01/2028	60,000	51,769
0.000%, 01/01/2029	40,000	33,324
0.000%, 01/01/2033 (Insured by BAM)	600,000	453,480
4.000%, 01/01/2034 (Callable 01/01/2029)
(Insured by AGM)	400,000	459,359
Will County Community Unit
School District No. 201-U:
4.000%, 01/01/2033 (Callable 01/01/2028)
(Insured by AGM)	245,000	277,748
4.000%, 01/01/2034 (Callable 01/01/2028)
(Insured by AGM)	785,000	887,904
4.000%, 01/01/2035 (Callable 01/01/2028)
(Insured by AGM)	480,000	542,036
Will County Township High School
District No. 204,
5.000%, 01/01/2025	125,000	142,296
The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Winnebago & Boone Counties Community
High School District No. 207,
4.000%, 02/01/2036 (Callable 02/01/2027)
(Insured by BAM)	$1,000,000	$1,146,526
Total Illinois
(Cost $102,618,098)		108,016,000	9.7%
Indiana
Bloomington Redevelopment District:
5.000%, 02/01/2025	325,000	374,623
5.000%, 08/01/2025	335,000	392,330
5.250%, 08/01/2036 (Callable 08/01/2029)	1,450,000	1,886,471
Carmel Redevelopment Authority,
4.000%, 08/01/2033
(Pre-refunded to 08/01/2022)	250,000	260,416
City of Jeffersonville IN,
5.000%, 01/01/2030 (Callable 01/01/2028)
(Insured by BAM)	325,000	408,395
City of Lawrence IN,
5.000%, 01/01/2027 (Insured by BAM)	385,000	469,542
Evansville Park District:
5.000%, 08/15/2035 (Callable 02/15/2028)
(Insured by BAM)	150,000	186,690
5.000%, 08/15/2036 (Callable 02/15/2028)
(Insured by BAM)	1,335,000	1,657,676
Franklin Township-Marion County
Multiple School Building Corp.,
5.000%, 01/15/2035 (Callable 01/15/2023)
(Insured by ST AID)	505,000	539,581
Hammond Multi-School Building Corp.,
4.500%, 07/15/2026 (Callable 01/15/2024)
(Insured by ST AID)	625,000	686,856
Hammond Sanitary District:
5.000%, 07/15/2026 (Insured by BAM)	610,000	738,090
5.000%, 01/15/2028 (Callable 07/15/2027)
(Insured by BAM)	315,000	391,787
Indiana Bond Bank:
0.680%, 10/15/2022 (SIFMA Municipal
Swap Index + 0.660%)(2)	125,000	125,029
1.093%, 10/15/2022 (3 Month LIBOR
USD + 0.970%)(2)	510,000	510,205
Indiana Finance Authority:
5.000%, 10/01/2023	180,000	195,522
5.000%, 10/01/2027	245,000	295,715
5.000%, 10/01/2029	220,000	273,625
5.000%, 10/01/2031	250,000	318,576
5.000%, 10/01/2032 (Callable 10/01/2023)	3,520,000	3,710,216
5.000%, 10/01/2033 (Callable 10/01/2031)	170,000	215,594
4.000%, 05/01/2035
(Pre-refunded to 05/01/2023)	290,000	310,236
4.000%, 10/01/2035 (Callable 10/01/2031)	820,000	956,713
5.000%, 07/01/2036 (Callable 07/01/2021)	1,580,000	1,580,000
3.750%, 10/01/2037 (Callable 10/01/2023)	235,000	237,976
3.750%, 10/01/2042 (Callable 10/01/2023)	190,000	191,584
5.500%, 08/15/2045 (Callable 08/02/2021)	225,000	225,821
Indiana Health & Educational
Facilities Financing Authority:
1.750%, 11/15/2031
(Pre-refunded to 11/02/2021)(1)	10,000	10,043
1.750%, 11/15/2031
(Mandatory Tender Date 11/02/2021)(1)	715,000	718,789
Indiana Municipal Power Agency,
5.000%, 01/01/2032 (Callable 01/01/2025)	1,000,000	1,149,743
Indiana University,
4.000%, 08/01/2035 (Callable 08/01/2027)	80,000	91,881
Indianapolis Local Public
Improvement Bond Bank:
5.000%, 01/01/2033
(Pre-refunded to 01/01/2025)	500,000	580,744
5.000%, 02/01/2035 (Callable 12/29/2023)	200,000	222,368
5.000%, 02/01/2036 (Callable 12/29/2023)	750,000	833,041
5.000%, 02/01/2054 (Callable 02/01/2029)	1,710,000	2,111,486
IPS Multi-School Building Corp.,
5.000%, 07/15/2026 (Callable 01/15/2025)
(Insured by ST AID)	925,000	1,067,401
Kankakee Valley Middle School Building Corp.,
5.000%, 01/15/2029 (Insured by ST AID)	1,000,000	1,283,368
Loogootee School Building Corp.,
4.000%, 07/15/2026 (Insured by ST AID)	135,000	155,819
Munster School Building Corp.:
5.000%, 07/15/2021 (Insured by ST AID)	130,000	130,224
4.000%, 07/15/2024 (Insured by ST AID)	170,000	186,218
North Montgomery High
School Building Corp.,
5.000%, 07/15/2033 (Callable 07/15/2026)
(Insured by ST AID)	165,000	198,577
Shelbyville Central Renovation
School Building Corp.,
5.000%, 01/15/2029 (Callable 07/15/2026)
(Insured by ST AID)	220,000	265,093
Taylor Community School Building Corp.,
0.000%, 07/15/2029 (Callable 07/15/2025)
(Insured by ST AID)	360,000	293,722
Tipton County Jail Building Corp.,
5.000%, 01/15/2027 (Insured by ST AID)	245,000	299,843
Tri-Creek 2002 High School Building Corp.,
4.000%, 07/15/2039 (Callable 07/15/2028)
(Insured by ST AID)	345,000	396,240
Westfield High School Building Corp.:
5.000%, 01/15/2029 (Callable 01/15/2026)
(Insured by ST AID)	250,000	296,250
5.000%, 01/15/2030 (Callable 01/15/2026)
(Insured by ST AID)	300,000	355,337
5.000%, 07/15/2031 (Callable 01/15/2026)
(Insured by ST AID)	150,000	177,606
Total Indiana
(Cost $26,796,590)		27,963,062	2.5%
Iowa
City of Coralville IA:
4.000%, 05/01/2022	100,000	100,697
4.000%, 05/01/2030 (Callable 05/01/2029)	1,000,000	1,136,685
3.000%, 05/01/2033 (Callable 05/01/2029)	1,000,000	1,043,765
City of Greenfield IA,
4.000%, 09/01/2036 (Callable 09/01/2026)
(Insured by AGM)	200,000	230,431
County of Carroll IA,
5.000%, 06/01/2035 (Callable 06/01/2027)	645,000	791,728
Iowa Finance Authority:
0.020%, 12/01/2033 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	1,000,000	1,000,000
0.020%, 12/01/2033 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	1,355,000	1,355,000
4.000%, 07/01/2047 (Callable 07/01/2028)
(Insured by GNMA)	1,805,000	2,046,540
2.875%, 05/15/2049 (Callable 07/21/2021)	450,000	454,718
Iowa Higher Education Loan Authority:
3.000%, 04/01/2029	870,000	974,594
3.000%, 04/01/2030	650,000	729,140
3.000%, 04/01/2031	525,000	589,122

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)
Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Southern Iowa Rural Water Association,
3.000%, 12/01/2032 (Callable 12/01/2028)
(Insured by AGM)	$1,030,000	$1,132,191
Total Iowa
(Cost $11,341,825)		11,584,611	1.0%
Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	525,000	543,848
City of Goddard KS,
3.500%, 06/01/2034 (Callable 12/01/2022)	1,420,000	1,420,261
City of Hutchinson KS:
4.000%, 12/01/2021	360,000	363,591
5.000%, 12/01/2022	140,000	146,595
Kansas Power Pool:
4.000%, 12/01/2038 (Callable 12/01/2029)(6)	700,000	811,266
4.000%, 12/01/2040 (Callable 12/01/2029)(6)	1,095,000	1,263,317
Total Kansas
(Cost $4,455,581)		4,548,878	0.4%
Kentucky
Kentucky Economic Development
Finance Authority:
0.000%, 10/01/2025 (Insured by NATL)	420,000	394,104
0.000%, 10/01/2026 (Insured by NATL)	510,000	467,424
0.000%, 10/01/2027 (Insured by NATL)	480,000	428,252
0.000%, 10/01/2028 (Insured by NATL)	685,000	592,929
0.080%, 05/01/2034 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	6,235,000	6,235,000
5.250%, 08/15/2046
(Pre-refunded to 08/15/2021)	790,000	794,760
Kentucky Public Energy Authority:
4.000%, 08/01/2027	250,000	296,004
4.000%, 01/01/2049 (Callable 10/01/2024)
(Mandatory Tender Date 01/01/2025)(1)	675,000	749,733
1.367%, 12/01/2049 (1 Month LIBOR
USD + 1.300%) (Callable 03/01/2025)
(Mandatory Tender Date 06/01/2025)(2)	2,000,000	2,057,568
4.000%, 12/01/2050 (Callable 03/01/2026)
(Mandatory Tender Date 06/01/2026)(1)	490,000	564,928
Paducah Electric Plant Board,
5.000%, 10/01/2032 (Callable 10/01/2026)
(Insured by AGM)	1,000,000	1,214,824
Total Kentucky
(Cost $13,361,771)		13,795,526	1.2%
Louisiana
City of Shreveport LA,
5.000%, 08/01/2023 (Insured by BAM)	350,000	383,038
Louisiana Housing Corp.,
4.500%, 12/01/2047 (Callable 12/01/2027)	160,000	177,991
Louisiana Local Government
Environmental Facilities &
Community Development Authority:
5.000%, 10/01/2023 (Insured by BAM)	200,000	220,638
5.000%, 10/01/2024 (Insured by BAM)	100,000	114,520
Louisiana Public Facilities Authority,
0.000%, 10/01/2024(7)	125,000	123,077
Louisiana State University &
Agricultural & Mechanical College:
5.000%, 07/01/2030 (Callable 07/01/2026)
(Insured by BAM)	380,000	452,981
4.000%, 07/01/2032 (Callable 07/01/2026)
(Insured by BAM)	485,000	550,940
Morehouse Parish Hospital
Service District No. 1,
4.000%, 10/01/2028 (Callable 10/01/2027)	660,000	717,641
St. Tammany Parish Wide
School District No. 12:
4.000%, 03/01/2035 (Callable 03/01/2027)	100,000	114,104
4.000%, 03/01/2036 (Callable 03/01/2027)	115,000	130,075
Tangipahoa Parish School Board,
4.000%, 03/01/2041 (Callable 03/01/2031)
(Insured by AGM)	500,000	602,992
Terrebonne Parish Consolidated Government,
0.000%, 04/01/2034 (Insured by AGM)	715,000	544,473
Total Louisiana
(Cost $3,924,473)		4,132,470	0.4%
Maine
Maine Health & Higher Educational
Facilities Authority:
4.000%, 07/01/2037 (Callable 07/01/2029)	230,000	267,398
5.000%, 07/01/2046 (Callable 07/01/2026)	250,000	285,015
Maine State Housing Authority:
3.500%, 11/15/2045 (Callable 05/15/2025)	100,000	104,879
4.000%, 11/15/2045 (Callable 11/15/2025)	220,000	232,258
3.500%, 11/15/2046 (Callable 11/15/2025)	20,000	20,789
3.500%, 11/15/2047 (Callable 11/15/2026)	550,000	588,838
4.000%, 11/15/2049 (Callable 05/15/2028)	395,000	434,275
4.000%, 11/15/2050 (Callable 05/15/2029)	955,000	1,071,115
Total Maine
(Cost $2,904,057)		3,004,567	0.3%
Maryland
County of Baltimore MD,
3.000%, 09/01/2027 (Callable 09/01/2022)	1,000,000	1,029,037
Maryland Community
Development Administration:
3.500%, 03/01/2050 (Callable 03/01/2029)	680,000	743,766
3.250%, 09/01/2050 (Callable 09/01/2029)	6,000,000	6,584,907
Maryland Health & Higher Educational
Facilities Authority:
5.000%, 01/01/2028	300,000	350,882
4.000%, 01/01/2029	980,000	1,149,277
5.000%, 01/01/2029	290,000	344,003
5.000%, 01/01/2030	185,000	222,080
0.020%, 07/01/2033 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	3,535,000	3,535,000
Washington Suburban Sanitary Commission,
4.000%, 06/01/2039 (Callable 06/01/2026)	1,585,000	1,806,928
Total Maryland
(Cost $15,721,662)		15,765,880	1.4%
Massachusetts
Commonwealth of Massachusetts,
5.000%, 09/01/2038 (Callable 09/01/2028)	1,375,000	1,741,633
Massachusetts Development Finance Agency:
5.000%, 07/01/2022 (Callable 07/01/2021)	1,000,000	1,000,000
5.000%, 10/01/2025 (Insured by AGM)	575,000	674,222
Massachusetts Housing Finance Agency:
4.000%, 12/01/2028 (Callable 06/01/2023)	1,000,000	1,049,097
4.500%, 12/01/2048 (Callable 12/01/2027)	1,645,000	1,829,044
4.000%, 06/01/2049 (Callable 12/01/2028)	880,000	972,830
Town of Ashburnham MA,
4.250%, 07/01/2021 (Insured by AGC)	350,000	350,000
University of Massachusetts,
5.000%, 11/01/2039
(Pre-refunded to 11/01/2024)	70,000	80,920

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
University of Massachusetts Building Authority:
5.000%, 11/01/2039
(Pre-refunded to 11/01/2024)	$65,000	$74,906
5.000%, 11/01/2039 (Callable 11/01/2024)	135,000	154,330
Total Massachusetts
(Cost $7,755,736)		7,926,982	0.7%
Michigan
City of Detroit MI,
5.250%, 07/01/2041
(Pre-refunded to 07/01/2021)	50,000	50,000
City of Monroe MI,
4.000%, 05/01/2031 (Callable 05/01/2024)	150,000	164,331
City of Wyandotte MI,
5.000%, 10/01/2023 (Insured by BAM)	25,000	27,373
Clarkston Community Schools,
5.000%, 05/01/2039 (Callable 05/01/2029)
(Insured by Q-SBLF)	500,000	634,431
Detroit Michigan School District,
5.000%, 05/01/2033 (Callable 05/01/2022)
(Insured by Q-SBLF)	1,000,000	1,039,304
Eastern Michigan University,
4.000%, 03/01/2034 (Callable 03/01/2027)
(Insured by BAM)	985,000	1,120,758
Ferris State University,
5.000%, 10/01/2026	865,000	1,052,889
Flushing Community Schools,
4.000%, 05/01/2029 (Callable 05/01/2028)
(Insured by Q-SBLF)	220,000	262,040
Great Lakes Water Authority,
5.000%, 07/01/2033 (Callable 07/01/2028)	1,000,000	1,264,226
Michigan Finance Authority:
5.000%, 12/01/2021	265,000	270,238
4.000%, 10/01/2024	650,000	678,198
5.000%, 09/01/2029	400,000	506,964
5.000%, 09/01/2030 (Callable 03/01/2030)	440,000	560,362
5.000%, 07/01/2034 (Callable 07/01/2025)	250,000	292,242
5.000%, 07/01/2036 (Callable 07/01/2024)
(Insured by NATL)	500,000	563,535
5.000%, 07/01/2044 (Callable 07/01/2024)	125,000	133,683
Michigan State Building Authority,
0.070%, 10/15/2042 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	2,000,000	2,000,000
Michigan State Hospital Finance Authority,
4.000%, 11/15/2047 (Callable 11/15/2026)	575,000	658,521
Michigan State Housing Development Authority:
4.250%, 12/01/2049 (Callable 06/01/2028)	1,695,000	1,891,753
3.500%, 12/01/2050 (Callable 06/01/2029)	1,935,000	2,140,891
Michigan State University,
5.000%, 02/15/2037 (Callable 08/15/2029)	525,000	672,949
Pinckney Community Schools,
5.000%, 05/01/2033 (Callable 05/01/2026)
(Insured by Q-SBLF)	750,000	900,917
Romeo Community School District,
5.000%, 05/01/2029 (Callable 05/01/2026)
(Insured by Q-SBLF)	1,000,000	1,208,094
Roseville Community Schools,
5.000%, 05/01/2026 (Insured by Q-SBLF)	400,000	484,938
Swartz Creek Community Schools,
5.000%, 05/01/2039 (Callable 05/01/2029)
(Insured by Q-SBLF)	815,000	1,025,851
Trenton Public Schools School District:
5.000%, 05/01/2029 (Callable 05/01/2028)
(Insured by Q-SBLF)	135,000	173,347
5.000%, 05/01/2030 (Callable 05/01/2028)
(Insured by Q-SBLF)	300,000	383,642
Wayne County Airport Authority:
5.000%, 12/01/2026	185,000	227,880
5.000%, 12/01/2031 (Callable 12/01/2027)	375,000	462,232
Wayne-Westland Community Schools,
4.000%, 11/01/2038 (Callable 05/01/2029)
(Insured by Q-SBLF)	500,000	592,566
Western Michigan University:
5.000%, 11/15/2029 (Callable 05/15/2025)	250,000	288,987
5.000%, 11/15/2030 (Insured by AGM)	100,000	131,330
5.000%, 11/15/2030 (Insured by AGM)	300,000	392,816
5.000%, 11/15/2038 (Callable 05/15/2031)
(Insured by AGM)	375,000	476,941
5.000%, 11/15/2039 (Callable 05/15/2031)
(Insured by AGM)	400,000	507,480
5.000%, 11/15/2040 (Callable 05/15/2031)
(Insured by AGM)	420,000	531,929
Total Michigan
(Cost $22,860,890)		23,773,638	2.1%
Minnesota
City of Maple Grove MN:
5.000%, 05/01/2027	200,000	245,763
5.000%, 05/01/2031 (Callable 05/01/2027)	520,000	627,242
City of Minneapolis MN,
5.000%, 11/15/2034 (Callable 11/15/2025)	680,000	793,198
Housing & Redevelopment Authority
of The City of St. Paul:
5.000%, 12/01/2029	1,175,000	1,449,783
5.000%, 12/01/2030	300,000	373,377
5.000%, 12/01/2036 (Callable 12/01/2030)	1,600,000	1,936,632
Maple River Independent
School District No. 2135:
4.000%, 02/01/2037 (Callable 02/01/2030)
(Insured by SD CRED PROG)	970,000	1,168,260
4.000%, 02/01/2038 (Callable 02/01/2030)
(Insured by SD CRED PROG)	700,000	841,239
Minnesota Housing Finance Agency:
4.375%, 07/01/2026 (Callable 07/01/2021)
(Insured by GNMA)	100,000	100,000
3.600%, 07/01/2033 (Callable 01/01/2023)
(Insured by GNMA)	560,000	573,675
4.000%, 01/01/2038 (Callable 01/01/2024)	485,000	518,357
3.800%, 07/01/2038 (Callable 01/01/2023)
(Insured by GNMA)	185,000	189,511
0.450%, 01/01/2045 (SIFMA Municipal
Swap Index + 0.430%) (Callable 01/01/2023)
(Mandatory Tender Date 07/03/2023)
(Insured by GNMA)(2)	3,000,000	3,007,582
4.000%, 01/01/2047 (Callable 01/01/2026)
(Insured by GNMA)	435,000	466,236
Plymouth Intermediate District No. 287:
4.000%, 02/01/2027	200,000	232,997
4.000%, 02/01/2028 (Callable 02/01/2027)	350,000	404,100
4.000%, 02/01/2037 (Callable 02/01/2027)	250,000	278,974
St. Paul Port Authority,
4.000%, 10/01/2041 (Callable 10/01/2027)	400,000	446,216
Zumbro Education District:
4.000%, 02/01/2029	350,000	410,549
4.000%, 02/01/2038 (Callable 02/01/2031)	385,000	450,124
4.000%, 02/01/2041 (Callable 02/01/2031)	400,000	463,700
Total Minnesota
(Cost $14,449,053)		14,977,515	1.4%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Mississippi
Biloxi Public School District,
5.000%, 04/01/2026 (Insured by BAM)	$500,000	$599,927
City of Gulfport MS:
5.000%, 07/01/2024	485,000	542,635
5.000%, 07/01/2027 (Callable 07/01/2026)	500,000	588,568
City of Ridgeland MS:
3.000%, 10/01/2025	1,000,000	1,056,658
3.000%, 10/01/2026	1,100,000	1,169,300
3.000%, 10/01/2028 (Callable 10/01/2027)	690,000	730,250
3.000%, 10/01/2029 (Callable 10/01/2027)	540,000	567,163
Copiah-Lincoln Community College District,
2.500%, 09/01/2021 (Insured by AGM)	175,000	175,642
Medical Center Educational Building Corp.,
5.000%, 06/01/2042 (Callable 06/01/2027)	500,000	598,816
Mississippi Business Finance Corp.,
3.200%, 09/01/2028 (Callable 03/13/2024)	2,100,000	2,207,565
Mississippi Development Bank:
5.000%, 03/01/2030 (Callable 03/01/2028)	330,000	412,235
5.000%, 03/01/2031 (Callable 03/01/2028)	175,000	217,666
4.000%, 03/01/2032 (Callable 03/01/2028)	200,000	236,779
4.000%, 03/01/2033 (Callable 03/01/2028)	300,000	354,336
5.250%, 03/01/2034 (Callable 03/01/2028)	490,000	602,064
4.000%, 03/01/2036 (Callable 03/01/2028)	300,000	352,136
5.250%, 03/01/2045 (Callable 03/01/2028)	1,275,000	1,537,018
5.000%, 03/01/2048 (Callable 03/01/2029)
(Insured by BAM)	1,000,000	1,247,684
State of Mississippi:
5.000%, 10/15/2028 (Callable 10/15/2025)	1,260,000	1,476,341
5.000%, 10/01/2032 (Callable 10/01/2027)	215,000	268,729
5.000%, 10/15/2034 (Callable 10/15/2025)	1,000,000	1,161,742
5.000%, 10/15/2035 (Callable 10/15/2028)	4,000,000	4,973,031
University of Southern Mississippi,
5.000%, 09/01/2035 (Callable 09/01/2026)	385,000	461,820
West Rankin Utility Authority:
5.000%, 01/01/2028 (Callable 01/01/2025)
(Insured by AGM)	110,000	126,668
5.000%, 01/01/2029 (Callable 01/01/2025)
(Insured by AGM)	300,000	345,270
5.000%, 01/01/2030 (Callable 01/01/2025)
(Insured by AGM)	590,000	678,335
Total Mississippi
(Cost $21,939,567)		22,688,378	2.0%
Missouri
Center School District No. 58:
4.000%, 04/15/2030 (Callable 04/15/2027)	210,000	241,461
4.000%, 04/15/2031 (Callable 04/15/2027)	220,000	252,059
County of Cape Girardeau MO:
5.000%, 06/01/2023	625,000	658,753
5.000%, 06/01/2024	825,000	903,087
5.000%, 06/01/2025	650,000	735,335
Health & Educational Facilities
Authority of the State of Missouri:
5.000%, 02/01/2025 (Callable 02/01/2024)	45,000	49,915
5.000%, 09/01/2025	365,000	415,192
5.000%, 09/01/2026	410,000	475,758
5.000%, 09/01/2027	280,000	331,427
5.000%, 11/15/2027 (Callable 11/15/2025)	525,000	613,375
5.000%, 06/01/2031 (Callable 06/01/2024)	50,000	56,346
5.000%, 02/01/2035 (Callable 02/01/2024)	295,000	320,409
5.250%, 10/01/2041
(Pre-refunded to 10/01/2021)	100,000	101,273
Jackson County Reorganized
School District No. 7,
4.000%, 03/01/2039 (Callable 03/01/2029)	2,500,000	2,997,395
Jackson County School District No. R-IV,
6.000%, 03/01/2038 (Callable 03/01/2029)
(Insured by ST AID)	1,005,000	1,360,997
Jefferson County Consolidated
School District No. 6:
3.000%, 03/01/2039 (Callable 03/01/2028)
(Insured by ST AID)	1,300,000	1,408,812
3.000%, 03/01/2041 (Callable 03/01/2028)
(Insured by ST AID)	1,000,000	1,078,843
Meramec Valley School District No. R-III:
3.000%, 03/01/2037 (Callable 03/01/2028)	360,000	392,753
3.000%, 03/01/2038 (Callable 03/01/2028)	500,000	544,188
Missouri Housing Development Commission:
3.700%, 11/01/2035 (Callable 05/01/2025)
(Insured by GNMA)	25,000	25,881
3.950%, 11/01/2040 (Callable 05/01/2025)
(Insured by GNMA)	325,000	328,934
Missouri Southern State University:
4.000%, 10/01/2033 (Callable 10/01/2029)
(Insured by AGM)	110,000	125,838
4.000%, 10/01/2034 (Callable 10/01/2029)
(Insured by AGM)	115,000	131,249
4.000%, 10/01/2035 (Callable 10/01/2029)
(Insured by AGM)	125,000	142,430
4.000%, 10/01/2036 (Callable 10/01/2029)
(Insured by AGM)	150,000	170,603
4.000%, 10/01/2038 (Callable 10/01/2029)
(Insured by AGM)	140,000	158,496
4.000%, 10/01/2039 (Callable 10/01/2029)
(Insured by AGM)	110,000	124,259
Moberly School District No. 81,
3.000%, 03/01/2039 (Callable 09/01/2028)
(Insured by ST AID)(6)	1,900,000	2,056,167
Move Rolla Transportation
Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	220,000	230,158
Normandy Schools Collaborative:
3.000%, 03/01/2036 (Callable 03/01/2028)
(Insured by ST AID)	1,525,000	1,655,239
3.000%, 03/01/2037 (Callable 03/01/2028)
(Insured by ST AID)	1,325,000	1,435,056
Public Water Supply District No. 1,
4.000%, 07/01/2029 (Callable 07/01/2026)	170,000	193,832
St. Charles County Francis
Howell R-III School District,
4.000%, 03/01/2031 (Callable 03/01/2028)	2,425,000	2,874,953
St. Louis Land Clearance for
Redevelopment Authority,
3.875%, 10/01/2035 (Callable 10/01/2029)	370,000	364,220
Total Missouri
(Cost $22,573,747)		22,954,693	2.1%
Montana
Montana Board of Housing:
3.600%, 12/01/2030 (Callable 06/01/2022)	330,000	336,439
3.750%, 12/01/2038 (Callable 12/01/2027)
(Insured by FHA)	415,000	454,148
Montana Facility Finance Authority:
4.000%, 07/01/2024	150,000	161,510
5.000%, 06/01/2033 (Callable 06/01/2028)	310,000	382,670
5.000%, 06/01/2035 (Callable 06/01/2028)	225,000	276,773

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Yellowstone County School District No. 8,
5.000%, 07/01/2027	$225,000	$278,667
Total Montana
(Cost $1,814,120)		1,890,207	0.2%
Nebraska
Central Plains Energy Project:
5.000%, 09/01/2027 (Callable 09/01/2022)	340,000	358,404
5.000%, 09/01/2042 (Callable 09/01/2022)	585,000	616,807
5.000%, 03/01/2050 (Callable 10/01/2023)
(Mandatory Tender Date 01/01/2024)(1)	550,000	608,535
Colfax County School District No. 123,
4.000%, 12/15/2030
(Pre-refunded to 05/22/2024)	225,000	248,516
County of Douglas NE,
5.000%, 07/01/2036 (Callable 07/01/2027)	200,000	243,830
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2030 (Callable 05/15/2026)	90,000	108,711
Nebraska Investment Finance Authority:
3.500%, 09/01/2036 (Callable 03/01/2025)	275,000	287,695
3.500%, 09/01/2046 (Callable 03/01/2025)	90,000	95,668
Village of Boys Town NE,
3.000%, 09/01/2028	1,975,000	2,223,809
Total Nebraska
(Cost $4,490,262)		4,791,975	0.4%
Nevada
City of Carson City NV,
5.000%, 09/01/2033 (Callable 09/01/2027)	250,000	302,033
City of Las Vegas NV Special
Improvement District No. 815:
4.000%, 12/01/2021	100,000	101,365
3.000%, 12/01/2022	100,000	103,029
City of Reno NV,
4.000%, 06/01/2043 (Callable 06/01/2027)
(Insured by AGM)	1,845,000	2,079,447
City of Yerington NV,
1.625%, 11/01/2023 (Callable 11/01/2022)	2,000,000	2,019,078
Clark County School District,
5.000%, 06/15/2032 (Callable 06/15/2027)
(Insured by BAM)	450,000	551,201
Nevada Housing Division:
4.000%, 04/01/2049 (Callable 10/01/2028)
(Insured by GNMA)	1,780,000	1,972,126
4.000%, 10/01/2049 (Callable 10/01/2028)
(Insured by GNMA)	370,000	410,529
State of Nevada,
5.000%, 06/01/2033 (Callable 12/01/2023)	300,000	331,737
Washoe County School District,
5.000%, 05/01/2030 (Callable 05/01/2027)	525,000	647,405
Total Nevada
(Cost $8,285,895)		8,517,950	0.8%
New Hampshire
New Hampshire Health and
Education Facilities Authority:
3.150%, 04/01/2022
(Callable 11/01/2021)(3)	4,875,000	4,887,768
5.000%, 10/01/2032 (Callable 10/01/2027)	275,000	338,458
Total New Hampshire
(Cost $5,222,413)		5,226,226	0.5%
New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2027(3)	3,293,000	3,667,172
City of Newark NJ:
5.000%, 10/01/2021 (Insured by ST AID)	100,000	101,039
5.000%, 10/01/2021	200,000	202,119
City of Trenton NJ,
4.000%, 07/15/2023 (Insured by AGM)	400,000	430,335
City of Union City NJ,
5.000%, 11/01/2023 (Insured by ST AID)	640,000	704,412
Gloucester County Improvement Authority,
4.000%, 07/01/2051 (Callable 07/01/2030)
(Insured by BAM)	1,000,000	1,169,565
New Jersey Economic Development Authority:
4.000%, 06/15/2022	775,000	802,493
5.000%, 06/15/2023 (Insured by BAM)	295,000	322,601
5.000%, 03/01/2024 (Callable 03/01/2023)	150,000	161,661
4.000%, 11/01/2027	1,100,000	1,301,745
3.125%, 07/01/2029 (Callable 07/01/2027)	90,000	90,825
New Jersey Health Care Facilities
Financing Authority:
4.000%, 07/01/2026 (Callable 07/01/2022)	1,000,000	1,037,435
5.000%, 07/01/2026 (Callable 07/01/2025)
(Insured by AGM)	150,000	176,552
New Jersey Higher Education
Student Assistance Authority,
2.375%, 12/01/2029 (Callable 06/01/2028)	1,280,000	1,337,511
New Jersey Housing &
Mortgage Finance Agency:
1.500%, 09/01/2022
(Mandatory Tender Date 09/01/2021)(1)	575,000	576,187
4.500%, 10/01/2048 (Callable 10/01/2027)	1,190,000	1,337,791
4.750%, 10/01/2050 (Callable 04/01/2028)	420,000	475,518
3.500%, 04/01/2051 (Callable 04/01/2029)	3,850,000	4,277,043
New Jersey Transportation
Trust Fund Authority:
0.000%, 12/15/2024 (Insured by BHAC)	605,000	592,581
0.000%, 12/15/2028 (Insured by BHAC)	240,000	217,977
5.000%, 06/15/2029 (Callable 06/15/2026)	1,465,000	1,738,597
4.000%, 12/15/2037 (Callable 12/15/2028)
(Insured by BAM)	500,000	580,695
5.000%, 06/15/2042 (Callable 06/15/2022)	225,000	235,098
5.000%, 06/15/2044 (Callable 06/15/2023)	145,000	156,510
New Jersey Turnpike Authority:
5.000%, 01/01/2029 (Callable 01/01/2028)	50,000	62,835
0.820%, 01/01/2030 (1 Month LIBOR
USD + 0.750%) (Callable 07/01/2022)
(Mandatory Tender Date 01/01/2023)(2)	890,000	893,887
Newark Housing Authority,
5.000%, 01/01/2032 (Insured by NATL)	525,000	629,313
Passaic Valley Sewerage Commission,
5.750%, 12/01/2022	550,000	590,501
South Jersey Transportation Authority,
5.000%, 11/01/2041 (Callable 11/01/2030)
(Insured by BAM)	1,350,000	1,724,618
State of New Jersey,
5.000%, 06/01/2025	4,000,000	4,694,092
Total New Jersey
(Cost $29,183,875)		30,288,708	2.7%
New Mexico
New Mexico Hospital
Equipment Loan Council,
4.750%, 07/01/2022	270,000	275,682
New Mexico Institute of Mining & Technology:
4.000%, 12/01/2028 (Insured by AGM)	300,000	357,749
4.000%, 12/01/2029 (Insured by AGM)	335,000	395,274
The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
New Mexico Mortgage Finance Authority,
3.500%, 09/01/2041 (Callable 03/01/2026)	$720,000	$755,783
New Mexico State University,
4.000%, 04/01/2035 (Callable 04/01/2027)	520,000	594,634
Village of Los Ranchos de Albuquerque NM:
4.000%, 09/01/2023	100,000	106,017
4.000%, 09/01/2024	100,000	108,415
4.000%, 09/01/2025	150,000	165,754
5.000%, 09/01/2026	150,000	175,920
5.000%, 09/01/2029	225,000	278,347
5.000%, 09/01/2030	225,000	282,218
Total New Mexico
(Cost $3,428,991)		3,495,793	0.3%
New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	755,000	732,999
Amherst Development Corp.,
5.000%, 10/01/2032 (Callable 10/01/2027)
(Insured by AGM)	240,000	294,894
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021)(3)	738,623	752,321
City of New York NY:
5.250%, 07/01/2029 (Callable 07/01/2023)	250,000	272,004
5.000%, 04/01/2040 (Callable 04/01/2028)	380,000	468,075
0.010%, 10/01/2040
(Optional Put Date 07/01/2021)(1)	1,500,000	1,500,000
0.140%, 04/01/2042
(Optional Put Date 07/01/2021)(1)	7,500,000	7,500,000
5.000%, 03/01/2044 (Callable 03/01/2028)	350,000	427,977
5.000%, 12/01/2044 (Callable 12/01/2028)	1,655,000	2,060,385
County of Suffolk NY,
5.000%, 05/01/2022	990,000	1,023,927
Dutchess County Local Development Corp.:
5.000%, 07/01/2027 (Callable 07/01/2026)	100,000	120,616
4.125%, 01/01/2049 (Callable 01/01/2023)	105,000	109,642
Geneva Development Corp.,
5.000%, 09/01/2029
(Pre-refunded to 09/01/2023)	185,000	204,036
Huntington Local Development Corp.,
4.000%, 07/01/2027	2,450,000	2,600,146
Metropolitan Transportation Authority:
5.000%, 09/01/2021	455,000	458,549
4.000%, 02/01/2022	800,000	817,274
5.000%, 05/15/2022	330,000	343,652
5.000%, 09/01/2022	1,750,000	1,845,890
0.617%, 11/01/2030
(1 Month LIBOR USD + 0.550%)
(Mandatory Tender Date 11/01/2022)(2)	2,590,000	2,602,170
New York City Housing Development Corp.,
0.700%, 11/01/2060 (Callable 05/01/2023)
(Mandatory Tender Date 05/01/2025)(1)	2,500,000	2,503,362
New York City Industrial Development Agency:
5.000%, 03/01/2029 (Insured by AGM)	250,000	318,518
0.000%, 03/01/2030 (Insured by AGC)	150,000	128,984
5.000%, 03/01/2030 (Insured by AGM)	250,000	324,134
New York City Transitional Finance Authority:
5.000%, 08/01/2031 (Callable 08/01/2028)	50,000	63,770
5.000%, 08/01/2034 (Callable 08/01/2026)	650,000	788,937
5.000%, 11/01/2035 (Callable 05/01/2029)	715,000	920,642
5.000%, 08/01/2038 (Callable 08/01/2028)	1,295,000	1,631,426
4.000%, 11/01/2038 (Callable 05/01/2031)	1,055,000	1,279,485
4.000%, 05/01/2039 (Callable 11/01/2030)	1,000,000	1,203,638
5.000%, 08/01/2039 (Callable 08/01/2024)	105,000	118,916
New York City Water & Sewer System:
5.000%, 06/15/2036 (Callable 06/15/2024)	1,000,000	1,130,673
5.000%, 06/15/2036 (Callable 06/15/2024)	1,000,000	1,130,673
4.000%, 06/15/2042 (Callable 12/15/2029)	2,500,000	2,973,561
0.010%, 06/15/2049
(Optional Put Date 07/01/2021)(1)	600,000	600,000
New York Liberty Development Corp.,
0.270%, 10/01/2035
(Optional Put Date 07/07/2021)(1)(3)	1,000,000	1,000,000
New York State Dormitory Authority:
5.000%, 10/01/2038 (Callable 04/01/2028)	1,500,000	1,893,133
5.000%, 03/15/2041 (Callable 03/15/2029)	3,000,000	3,778,083
5.000%, 03/15/2043 (Callable 03/15/2029)	3,275,000	4,108,525
5.000%, 03/15/2044 (Callable 03/15/2024)	2,800,000	3,118,669
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 12/01/2021)	2,000,000	2,011,519
New York State Urban Development Corp.,
4.000%, 03/15/2043 (Callable 09/15/2029)	560,000	659,623
New York Transportation Development Corp.,
5.000%, 12/01/2033 (Callable 12/01/2030)	1,000,000	1,320,987
Onondaga Civic Development Corp.:
3.375%, 10/01/2026 (Callable 10/01/2025)	50,000	52,452
5.000%, 10/01/2040 (Callable 10/01/2025)	95,000	102,166
Port Authority of New York & New Jersey,
5.000%, 09/01/2031 (Callable 09/01/2024)	770,000	881,312
St. Lawrence County Industrial
Development Agency,
5.000%, 07/01/2034 (Callable 07/01/2026)	345,000	409,725
State of New York Mortgage Agency,
3.500%, 10/01/2043 (Callable 04/01/2023)	145,000	152,300
Town of Oyster Bay NY,
3.000%, 02/01/2022	1,775,000	1,800,282
Triborough Bridge & Tunnel Authority,
4.000%, 05/15/2046 (Callable 05/15/2031)	500,000	604,686
Utility Debt Securitization Authority,
5.000%, 12/15/2033 (Callable 12/15/2025)	1,175,000	1,396,829
Total New York
(Cost $61,033,201)		62,541,567	5.6%
North Carolina
City of Monroe NC,
5.000%, 03/01/2043 (Callable 03/01/2027)	305,000	371,073
North Carolina Capital
Facilities Finance Agency,
5.000%, 06/01/2022 (Insured by AGC)	150,000	156,134
North Carolina Housing Finance Agency,
4.000%, 07/01/2047 (Callable 01/01/2027)	470,000	510,831
North Carolina Turnpike Authority:
5.000%, 01/01/2028	250,000	312,330
4.000%, 01/01/2041 (Callable 01/01/2029)
(Insured by AGM)	1,000,000	1,152,018
Total North Carolina
(Cost $2,299,928)		2,502,386	0.2%
North Dakota
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)	825,000	834,780
City of Horace ND:
1.900%, 08/01/2022 (Callable 08/02/2021)	1,000,000	1,001,049
0.650%, 08/01/2023
(Callable 08/01/2022)(6)	1,000,000	1,000,133
3.000%, 05/01/2037 (Callable 05/01/2026)	2,495,000	2,557,430
City of Mandan ND,
2.750%, 09/01/2041 (Callable 08/02/2021)	570,000	570,196

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
City of Williston ND:
4.250%, 07/15/2025 (Callable 07/15/2022)	$1,750,000	$1,812,721
5.000%, 05/01/2028 (Callable 05/01/2023)	480,000	515,898
County of Burleigh ND:
4.000%, 11/01/2021	525,000	530,461
2.750%, 02/01/2022 (Callable 07/21/2021)	5,500,000	5,502,280
4.000%, 11/01/2029 (Pre-refunded to
11/01/2022) (Insured by AGM)	850,000	893,013
County of McKenzie ND:
5.000%, 08/01/2022	645,000	672,921
5.000%, 08/01/2023	1,225,000	1,325,181
Jamestown Park District,
2.900%, 07/01/2035 (Callable 07/16/2021)	1,000,000	1,000,495
North Dakota Housing Finance Agency:
3.350%, 07/01/2031 (Callable 01/01/2027)	200,000	215,524
3.000%, 07/01/2034 (Callable 07/01/2028)	100,000	107,187
3.500%, 07/01/2046 (Callable 01/01/2026)	300,000	322,752
4.000%, 01/01/2050 (Callable 07/01/2028)	950,000	1,077,321
State Board of Higher Education
of the State of North Dakota:
5.000%, 04/01/2027 (Insured by AGM)	205,000	252,929
5.000%, 04/01/2028 (Insured by AGM)	100,000	126,457
4.000%, 04/01/2037 (Callable 04/01/2029)
(Insured by AGM)	400,000	467,863
Williston Parks & Recreation District,
4.500%, 03/01/2025 (Callable 07/16/2021)	1,700,000	1,700,248
Total North Dakota
(Cost $22,150,575)		22,486,839	2.0%
Ohio
Akron Bath Copley Joint
Township Hospital District:
5.000%, 11/15/2032 (Callable 11/15/2030)	700,000	911,620
4.000%, 11/15/2033 (Callable 11/15/2030)	400,000	478,803
City of Akron OH,
4.000%, 12/01/2033 (Callable 12/01/2026)	125,000	144,027
City of Middleburg Heights OH,
5.000%, 08/01/2033 (Callable 08/01/2031)	645,000	846,740
Cleveland-Cuyahoga County Port Authority:
5.000%, 07/01/2034 (Callable 07/01/2031)	400,000	522,245
5.000%, 07/01/2036 (Callable 07/01/2031)	600,000	779,948
4.000%, 07/01/2038 (Callable 07/01/2031)	500,000	599,396
Columbus-Franklin County Finance Authority:
2.000%, 11/15/2031	750,000	747,416
3.820%, 11/15/2036 (Callable 11/15/2021)	450,000	452,701
4.000%, 11/15/2038 (Callable 05/15/2022)	330,000	336,412
County of Franklin OH,
0.450%, 05/15/2050 (SIFMA Municipal
Swap Index + 0.430%) (Callable 08/02/2021)
(Mandatory Tender Date 11/15/2021)(2)	1,000,000	1,000,064
County of Licking OH,
4.000%, 12/01/2028
(Pre-refunded to 12/01/2021)	250,000	254,033
County of Lorain OH:
4.000%, 12/01/2028 (Callable 12/01/2023)	180,000	195,455
5.000%, 12/01/2031 (Callable 12/01/2023)	480,000	533,110
3.000%, 12/01/2036 (Callable 12/01/2025)	400,000	425,149
4.000%, 12/01/2040 (Callable 12/01/2025)	245,000	273,406
County of Medina OH:
4.000%, 12/01/2028 (Callable 06/01/2026)	90,000	104,316
3.000%, 12/01/2033 (Callable 06/01/2026)	590,000	634,780
3.000%, 12/01/2037 (Callable 06/01/2026)	545,000	583,391
4.000%, 12/01/2046 (Callable 06/01/2026)	500,000	567,942
County of Montgomery OH:
4.000%, 08/01/2037 (Callable 02/01/2031)	400,000	481,912
5.000%, 08/01/2039 (Callable 02/01/2031)	825,000	1,072,590
Cuyahoga Falls City School District,
4.000%, 12/01/2051 (Callable 06/01/2028)
(Insured by BAM)	250,000	289,169
Euclid City School District,
4.000%, 12/01/2037 (Callable 06/01/2027)
(Insured by BAM)	160,000	184,442
Franklin County Convention
Facilities Authority,
5.000%, 12/01/2032 (Callable 12/01/2029)	500,000	635,275
Little Miami Local School District,
5.000%, 11/01/2036 (Callable 11/01/2025)
(Insured by SD CRED PROG)	1,845,000	2,176,450
Northeast Ohio Medical University:
5.000%, 12/01/2028	100,000	124,541
4.000%, 12/01/2035 (Callable 12/01/2030)	300,000	351,766
3.000%, 12/01/2040 (Callable 12/01/2030)	475,000	498,099
Ohio Air Quality Development Authority,
2.400%, 12/01/2038 (Callable 10/01/2024)
(Mandatory Tender Date 10/01/2029)(1)	500,000	529,785
Ohio Higher Educational Facility Commission:
5.000%, 03/01/2025	655,000	730,343
5.000%, 05/01/2026	200,000	239,718
5.000%, 05/01/2027 (Callable 05/01/2026)	610,000	728,733
5.000%, 05/01/2028 (Callable 05/01/2026)	475,000	565,535
Ohio Housing Finance Agency:
3.200%, 09/01/2036 (Callable 09/01/2025)
(Insured by GNMA)	770,000	808,251
4.000%, 03/01/2047 (Callable 09/01/2025)
(Insured by GNMA)	185,000	198,666
Ohio Turnpike & Infrastructure Commission:
0.000%, 02/15/2034
(Callable 02/15/2031)(7)	1,920,000	2,403,923
0.000%, 02/15/2036
(Callable 02/15/2031)(7)	335,000	419,509
Port of Greater Cincinnati
Development Authority:
5.000%, 04/01/2028	230,000	288,287
5.000%, 04/01/2030	230,000	298,625
State of Ohio:
5.000%, 11/15/2028 (Callable 05/15/2023)	225,000	244,328
5.000%, 11/15/2035 (Callable 11/15/2030)	605,000	768,826
4.000%, 11/15/2036 (Callable 11/15/2030)	635,000	744,095
4.000%, 01/15/2044 (Callable 01/15/2025)	715,000	779,513
Streetsboro City School District,
4.500%, 12/01/2044 (Callable 12/01/2026)	725,000	861,473
Tender Option Bond Trust,
0.220%, 12/15/2040 (Callable 06/15/2031)
(Optional Put Date 07/07/2021)(1)(3)	1,560,000	1,560,000
Township of Miami OH,
3.000%, 12/01/2033 (Callable 12/01/2029)	230,000	257,245
Warren City School District:
4.000%, 12/01/2030 (Callable 12/01/2026)
(Insured by SD CRED PROG)	1,215,000	1,417,110
4.000%, 12/01/2031 (Callable 12/01/2026)
(Insured by SD CRED PROG)	695,000	809,055
4.000%, 12/01/2036 (Callable 12/01/2026)
(Insured by SD CRED PROG)	460,000	528,055
Warrensville Heights City School District:
4.000%, 11/01/2035 (Callable 11/01/2024)
(Insured by BAM)	200,000	218,923
4.000%, 11/01/2037 (Callable 11/01/2024)
(Insured by BAM)	500,000	546,303
Total Ohio
(Cost $30,512,546)		32,151,499	2.9%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	$220,000	$227,710
Oklahoma Development Finance Authority:
2.600%, 03/01/2024	425,000	430,253
0.110%, 08/15/2031 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	5,000,000	5,000,000
Oklahoma Housing Finance Agency,
3.000%, 09/01/2039 (Callable 03/01/2028)
(Insured by GNMA)	210,000	221,058
Oklahoma Turnpike Authority,
4.000%, 01/01/2038 (Callable 01/01/2027)	600,000	690,614
Total Oklahoma
(Cost $6,559,757)		6,569,635	0.6%
Oregon
Clackamas Community College District,
5.000%, 06/15/2040 (Callable 06/15/2027)(7)	475,000	575,687
Clackamas County School District No. 12,
5.000%, 06/15/2037 (Callable 06/15/2027)
(Insured by SCH BD GTY)	25,000	30,624
Clatsop County School District No. 1-C,
0.000%, 06/15/2041 (Callable 06/15/2029)
(Insured by SCH BD GTY)	785,000	395,689
Clatsop County School District No. 30,
0.000%, 06/15/2038 (Callable 06/15/2029)
(Insured by SCH BD GTY)	425,000	244,922
Multnomah & Clackamas Counties
School District No. 10JT,
0.000%, 06/15/2031 (Callable 06/15/2029)
(Insured by SCH BD GTY)	110,000	92,039
Oregon City School District No. 62,
5.000%, 06/15/2043 (Callable 06/15/2028)
(Insured by SCH BD GTY)	1,000,000	1,254,266
Oregon State Facilities Authority:
5.000%, 10/01/2024	200,000	227,304
5.000%, 10/01/2026	100,000	120,463
5.000%, 10/01/2027	150,000	185,178
Port of Morrow OR,
0.060%, 02/01/2027 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	3,360,000	3,360,000
Salem Hospital Facility Authority:
5.000%, 05/15/2033 (Callable 05/15/2026)	105,000	122,144
5.000%, 05/15/2035 (Callable 05/15/2026)	500,000	590,517
Tri-County Metropolitan
Transportation District of Oregon,
4.000%, 10/01/2033 (Callable 04/01/2028)	300,000	344,216
Umatilla County School District No. 6R:
0.000%, 06/15/2028 (Callable 06/15/2027)
(Insured by SCH BD GTY)(7)	100,000	112,983
0.000%, 06/15/2030 (Callable 06/15/2027)
(Insured by SCH BD GTY)(7)	100,000	111,888
0.000%, 06/15/2033 (Callable 06/15/2027)
(Insured by SCH BD GTY)(7)	200,000	222,052
0.000%, 06/15/2035 (Callable 06/15/2027)
(Insured by SCH BD GTY)(7)	540,000	597,608
Washington Clackamas & Yamhill
Counties School District No. 88J,
0.000%, 06/15/2046 (Callable 06/15/2028)
(Insured by SCH BD GTY)	750,000	307,529
Total Oregon
(Cost $8,545,876)		8,895,109	0.8%
Pennsylvania
Bloomsburg PA Area School District,
4.000%, 09/01/2030 (Callable 03/01/2024)
(Insured by BAM)	250,000	272,880
City of Erie Higher Education
Building Authority:
5.000%, 05/01/2031	175,000	223,907
4.000%, 05/01/2036 (Callable 05/01/2031)	200,000	230,869
4.000%, 05/01/2041 (Callable 05/01/2031)	460,000	524,465
5.000%, 05/01/2047 (Callable 05/01/2031)	475,000	585,909
Commonwealth Financing Authority:
5.000%, 06/01/2022	750,000	782,433
4.000%, 06/01/2039 (Callable 06/01/2028)
(Insured by AGM)	1,670,000	1,916,311
Conestoga Valley School District:
4.000%, 02/01/2040 (Callable 08/01/2029)	470,000	561,106
4.000%, 02/01/2040 (Callable 08/01/2029)
(Insured by ST AID)	310,000	368,012
4.000%, 02/01/2041 (Callable 08/01/2029)
(Insured by ST AID)	410,000	485,276
4.000%, 02/01/2043 (Callable 08/01/2029)
(Insured by ST AID)	500,000	595,624
4.000%, 02/01/2044 (Callable 08/01/2029)	500,000	593,662
County of Mercer PA,
4.000%, 10/01/2046 (Callable 10/01/2029)
(Insured by BAM)	440,000	520,237
Dauphin County General Authority,
5.000%, 06/01/2029 (Callable 06/01/2026)	690,000	822,789
Delaware County Authority:
4.000%, 10/01/2021	200,000	201,616
5.000%, 10/01/2023	240,000	261,481
5.000%, 10/01/2035 (Callable 04/01/2027)	485,000	592,300
Delaware County Industrial
Development Authority,
0.030%, 09/01/2045
(Optional Put Date 07/01/2021)(1)	6,000,000	6,000,000
Delaware Valley Regional Finance Authority:
0.947%, 09/01/2048 (1 Month LIBOR
USD + 0.880%) (Callable 09/01/2024)
(Mandatory Tender Date 09/01/2025)(2)	1,000,000	1,003,362
0.080%, 11/01/2055 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	7,000,000	7,000,000
East Hempfield Township Industrial
Development Authority:
5.000%, 12/01/2025	225,000	266,084
5.000%, 07/01/2030
(Pre-refunded to 07/01/2023)	700,000	765,611
Hamburg Area School District:
3.000%, 04/01/2034 (Callable 10/01/2026)
(Insured by ST AID)	1,000,000	1,092,920
3.000%, 04/01/2036 (Callable 10/01/2026)
(Insured by ST AID)	1,400,000	1,529,888
Lancaster County Hospital Authority,
0.060%, 05/15/2030 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	400,000	400,000
Lancaster Higher Education Authority:
4.000%, 10/01/2030 (Callable 10/01/2028)
(Insured by BAM)	1,225,000	1,447,462
4.000%, 10/01/2031 (Callable 10/01/2028)
(Insured by BAM)	1,000,000	1,176,885
Latrobe Industrial Development Authority:
5.000%, 03/01/2031	175,000	215,149
5.000%, 03/01/2032 (Callable 03/01/2031)	265,000	324,424
5.000%, 03/01/2033 (Callable 03/01/2031)	290,000	354,206
5.000%, 03/01/2034 (Callable 03/01/2031)	300,000	365,586

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Lycoming County Authority,
4.000%, 11/01/2043
(Mandatory Tender Date 05/01/2024)(1)	$525,000	$552,113
Mid Valley School District:
4.000%, 03/15/2033 (Callable 03/15/2025)
(Insured by BAM)	140,000	156,048
4.000%, 03/15/2034 (Callable 03/15/2025)
(Insured by BAM)	650,000	723,281
4.000%, 03/15/2035 (Callable 03/15/2025)
(Insured by BAM)	835,000	929,321
Montgomery County Higher
Education & Health Authority:
1.125%, 05/01/2036
(Mandatory Tender Date 05/01/2023)(7)	700,000	699,528
4.000%, 05/01/2036
(Mandatory Tender Date 05/01/2022)(1)	595,000	602,279
Montgomery County Industrial
Development Authority:
5.000%, 11/15/2036 (Callable 11/15/2026)	600,000	706,243
4.000%, 10/01/2046 (Callable 10/01/2031)(6)	565,000	671,642
4.000%, 10/01/2051 (Callable 10/01/2031)(6)	800,000	946,972
Pennsylvania Economic
Development Financing Authority,
4.000%, 11/15/2034 (Callable 11/15/2027)	1,000,000	1,164,832
Pennsylvania Higher
Educational Facilities Authority,
5.000%, 07/01/2035 (Callable 07/01/2026)	300,000	337,881
Pennsylvania Housing Finance Agency:
3.500%, 10/01/2046 (Callable 10/01/2025)	305,000	321,158
4.000%, 10/01/2049 (Callable 10/01/2028)	1,780,000	1,924,224
Pennsylvania Turnpike Commission:
5.000%, 06/01/2030 (Callable 12/01/2025)	280,000	331,479
6.000%, 12/01/2030 (Callable 12/01/2027)
(Insured by BAM)(7)	205,000	268,232
0.000%, 12/01/2037 (Callable 12/01/2026)
(Insured by AGM)(7)	155,000	175,251
0.000%, 12/01/2037 (Callable 12/01/2026)(7)	580,000	659,576
5.000%, 12/01/2038 (Callable 12/01/2028)(7)	755,000	947,181
6.375%, 12/01/2038 (Callable 12/01/2027)(7)	745,000	987,907
0.000%, 12/01/2040 (Callable 06/01/2029)(7)	455,000	500,618
Pittsburgh Water & Sewer Authority,
0.670%, 09/01/2040 (1 Month LIBOR
USD + 0.650%) (Callable 06/01/2023)
(Mandatory Tender Date 12/01/2023)
(Insured by AGM)(2)	4,000,000	4,036,542
Reading School District,
5.000%, 02/01/2023 (Insured by AGM)	230,000	246,643
Ridley School District,
4.000%, 09/15/2031 (Callable 03/15/2025)
(Insured by ST AID)	830,000	930,880
School District of Philadelphia,
5.000%, 09/01/2023 (Insured by ST AID)	55,000	60,464
Sports & Exhibition Authority of
Pittsburgh and Allegheny County,
5.000%, 12/15/2028 (Callable 12/15/2027)
(Insured by BAM)	500,000	633,407
State Public School Building Authority:
0.000%, 05/15/2027 (Insured by NATL)	160,000	146,988
0.000%, 05/15/2030 (Insured by NATL)	1,780,000	1,510,173
Upper Moreland Township School District,
5.000%, 10/01/2030 (Callable 04/01/2025)
(Insured by ST AID)	250,000	291,445
Warrior Run School District,
4.000%, 09/01/2042 (Callable 09/01/2026)
(Insured by BAM)	1,610,000	1,849,368
Westmoreland County Industrial
Development Authority:
5.000%, 07/01/2029	725,000	930,756
5.000%, 07/01/2030	550,000	717,081
York Suburban School District,
4.000%, 05/01/2030 (Callable 05/01/2024)
(Insured by BAM)	1,780,000	1,952,352
Total Pennsylvania
(Cost $56,830,321)		58,392,319	5.3%
Rhode Island
Rhode Island Commerce Corp.,
5.000%, 07/01/2033 (Callable 07/01/2028)
(Insured by BAM)	950,000	1,193,001
Rhode Island Housing &
Mortgage Finance Corp.,
3.500%, 10/01/2046 (Callable 04/01/2025)	45,000	46,299
Total Rhode Island
(Cost $1,069,914)		1,239,300	0.1%
South Carolina
City of Newberry SC:
5.000%, 09/01/2028 (Insured by AGM)	250,000	319,122
5.000%, 09/01/2029 (Insured by AGM)	225,000	293,203
5.000%, 09/01/2030 (Insured by AGM)	200,000	265,659
City of Walhalla SC,
5.000%, 06/01/2025 (Insured by BAM)	185,000	216,709
County of Florence SC,
5.000%, 11/01/2033 (Callable 11/01/2024)	250,000	283,845
Scago Educational Facilities Corp.
for Union School District,
5.000%, 12/01/2023 (Insured by BAM)	500,000	555,194
South Carolina Jobs-Economic
Development Authority:
5.000%, 05/01/2029 (Callable 05/01/2028)	1,080,000	1,349,220
4.000%, 08/15/2030 (Callable 08/15/2026)	270,000	302,961
5.250%, 08/15/2033 (Callable 08/15/2026)	2,500,000	2,912,612
0.100%, 05/01/2048 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	5,525,000	5,525,000
South Carolina State Housing Finance
& Development Authority:
3.800%, 07/01/2034 (Callable 07/01/2024)
(Insured by GNMA)	790,000	808,263
3.800%, 01/01/2049 (Callable 07/01/2027)	320,000	343,692
4.000%, 07/01/2050 (Callable 07/01/2029)	2,930,000	3,309,565
South Carolina Transportation
Infrastructure Bank,
0.517%, 10/01/2031 (1 Month LIBOR
USD + 0.450%) (Callable 10/01/2021)(2)	3,980,000	3,981,619
Spartanburg Regional Health Services District:
4.000%, 04/15/2036 (Callable 04/15/2030)
(Insured by AGM)	445,000	531,739
4.000%, 04/15/2037 (Callable 04/15/2030)
(Insured by AGM)	500,000	595,854
4.000%, 04/15/2038 (Callable 04/15/2030)
(Insured by AGM)	500,000	594,532
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023 (Insured by BAM)	200,000	222,078
Total South Carolina
(Cost $21,680,850)		22,410,867	2.0%
South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	3,260,000	3,713,391

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
South Dakota Health & Educational
Facilities Authority:
3.000%, 09/01/2029 (Callable 09/01/2028)	$380,000	$409,020
3.000%, 09/01/2030 (Callable 09/01/2028)	175,000	186,562
4.000%, 11/01/2040 (Callable 11/01/2025)	155,000	171,467
3.000%, 09/01/2041 (Callable 09/01/2028)	250,000	254,171
South Dakota Housing
Development Authority:
3.375%, 05/01/2033 (Callable 05/01/2022)	340,000	344,379
4.000%, 05/01/2049 (Callable 05/01/2028)	2,175,000	2,396,704
Total South Dakota
(Cost $7,123,674)		7,475,694	0.7%
Tennessee
City of Clarksville TN,
5.000%, 02/01/2032 (Callable 02/01/2026)	1,000,000	1,186,320
City of Jackson TN:
5.000%, 04/01/2029 (Callable 04/01/2025)	555,000	627,547
5.000%, 04/01/2036 (Callable 04/01/2025)	1,950,000	2,192,727
City of Memphis TN:
5.000%, 12/01/2032
(Pre-refunded to 12/01/2024)	530,000	614,738
4.000%, 12/01/2033 (Callable 12/01/2026)	1,300,000	1,507,528
4.000%, 12/01/2033 (Callable 12/01/2027)	480,000	566,093
4.000%, 12/01/2034 (Callable 12/01/2026)	1,310,000	1,515,389
4.000%, 12/01/2035 (Callable 12/01/2026)	275,000	317,404
County of Warren TN,
4.000%, 06/01/2029 (Callable 06/01/2026)
(Insured by AGM)	150,000	172,544
Knox County Health Educational
& Housing Facility Board:
5.000%, 04/01/2022	200,000	206,750
5.000%, 01/01/2026 (Callable 01/01/2023)	145,000	154,272
Nashville & Davidson County
Metropolitan Government,
3.000%, 10/01/2024	275,000	282,461
Shelby County Health Educational
& Housing Facilities Board,
4.000%, 05/01/2037 (Callable 05/01/2027)	250,000	283,461
Tennessee Energy Acquisition Corp.:
5.625%, 09/01/2026	75,000	91,785
5.000%, 02/01/2027	185,000	222,760
4.000%, 11/01/2049 (Callable 08/01/2025)
(Mandatory Tender Date 11/01/2025)(1)	785,000	888,545
Tennessee Housing Development Agency:
3.600%, 01/01/2031 (Callable 01/01/2023)	1,405,000	1,442,521
3.550%, 07/01/2039 (Callable 07/01/2024)	225,000	234,646
4.000%, 01/01/2042 (Callable 07/01/2026)	170,000	185,486
3.800%, 07/01/2043 (Callable 01/01/2022)	225,000	228,061
4.000%, 07/01/2043 (Callable 01/01/2023)	125,000	128,613
4.000%, 07/01/2045 (Callable 01/01/2025)	85,000	90,649
3.500%, 01/01/2047 (Callable 01/01/2026)	60,000	64,271
4.500%, 07/01/2049 (Callable 01/01/2028)	780,000	874,766
4.250%, 01/01/2050 (Callable 07/01/2028)	840,000	933,289
Total Tennessee
(Cost $14,649,403)		15,012,626	1.4%
Texas
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2028 (Callable 08/15/2026)
(PSF Guaranteed)	250,000	284,294
4.000%, 08/01/2033 (Callable 08/01/2028)
(PSF Guaranteed)	180,000	210,598
4.000%, 08/15/2036 (Callable 08/15/2031)
(PSF Guaranteed)	1,370,000	1,704,746
4.000%, 08/15/2037 (Callable 08/15/2031)
(PSF Guaranteed)	765,000	948,210
5.000%, 02/15/2038 (Callable 02/15/2025)
(PSF Guaranteed)	295,000	334,341
Austin-Bergstrom Landhost Enterprises, Inc.:
5.000%, 10/01/2035 (Callable 10/01/2027)	1,250,000	1,450,376
5.000%, 10/01/2036 (Callable 10/01/2027)	885,000	1,025,423
Brazoria County Toll Road Authority,
0.000%, 03/01/2043 (Callable 03/01/2030)(7)	470,000	468,270
Central Texas Regional Mobility Authority:
5.000%, 01/01/2027 (Callable 01/01/2026)	2,000,000	2,360,890
4.000%, 01/01/2040 (Callable 01/01/2031)	1,250,000	1,491,594
City of Brownsville TX,
4.000%, 09/01/2029 (Callable 09/01/2026)
(Insured by AGM)	170,000	194,050
City of Garland TX,
5.000%, 03/01/2033 (Callable 03/01/2026)	835,000	989,689
City of Greenville TX:
5.000%, 02/15/2034 (Callable 02/15/2024)	200,000	222,167
5.000%, 02/15/2035 (Callable 02/15/2024)	175,000	194,202
City of Houston TX,
5.500%, 12/01/2029 (ETM)
(Insured by NATL)	500,000	643,603
City of Magnolia TX,
5.700%, 09/01/2046(3)	1,010,000	1,181,713
City of San Antonio TX:
5.000%, 02/01/2047 (Callable 02/01/2027)	1,000,000	1,195,648
2.750%, 02/01/2048
(Mandatory Tender Date 12/01/2022)(1)	1,500,000	1,551,036
City of Temple TX:
4.000%, 08/01/2035 (Callable 08/01/2030)
(Insured by BAM)	650,000	765,123
4.000%, 08/01/2037 (Callable 08/01/2030)
(Insured by BAM)	200,000	234,563
4.000%, 08/01/2038 (Callable 08/01/2030)
(Insured by BAM)	165,000	193,075
4.000%, 08/01/2039 (Callable 08/01/2030)
(Insured by BAM)	435,000	507,796
4.000%, 08/01/2041 (Callable 08/01/2030)
(Insured by BAM)	200,000	233,034
City of Tyler TX,
5.000%, 09/01/2029 (Callable 09/01/2025)	150,000	177,205
Clifton Higher Education Finance Corp.:
4.000%, 08/15/2030 (Callable 08/15/2026)
(PSF Guaranteed)	700,000	795,403
4.000%, 04/01/2034 (Callable 04/01/2030)
(PSF Guaranteed)	325,000	390,515
5.000%, 08/15/2034 (Callable 08/15/2026)
(PSF Guaranteed)	1,000,000	1,208,372
4.000%, 04/01/2035 (Callable 04/01/2030)
(PSF Guaranteed)	250,000	299,412
4.000%, 08/15/2035 (Callable 08/15/2029)
(PSF Guaranteed)	1,380,000	1,662,508
County of Harris TX,
5.000%, 08/15/2029 (Callable 08/15/2022)	150,000	158,039
County of Williamson TX,
5.000%, 02/15/2028 (Callable 02/15/2025)	90,000	104,538
County of Wise TX:
5.000%, 08/15/2029	880,000	1,102,385
5.000%, 08/15/2033 (Callable 08/15/2031)	930,000	1,183,452
Crane County Water District,
5.000%, 02/15/2023	250,000	268,569
The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Danbury Higher Education Authority, Inc.:
4.000%, 02/15/2027 (PSF Guaranteed)	$200,000	$231,970
4.000%, 02/15/2028 (Callable 02/15/2027)
(PSF Guaranteed)	200,000	232,364
4.000%, 02/15/2030 (Callable 02/15/2027)
(PSF Guaranteed)	200,000	228,519
4.000%, 02/15/2031 (Callable 02/15/2027)
(PSF Guaranteed)	200,000	227,404
5.000%, 02/15/2047 (Callable 02/15/2022)
(PSF Guaranteed)	500,000	512,981
Deaf Smith County Hospital District,
4.000%, 03/01/2040 (Callable 03/01/2027)	2,045,000	2,218,488
Ferris Independent School District,
5.000%, 08/15/2029 (Callable 08/15/2026)
(PSF Guaranteed)	560,000	679,508
Fort Bend County Levee
Improvement District No. 19:
3.000%, 09/01/2029 (Callable 09/01/2026)
(Insured by AGM)	335,000	366,046
3.000%, 09/01/2030 (Callable 09/01/2026)
(Insured by AGM)	715,000	780,558
Fort Bend County Municipal
Utility District No. 155,
4.000%, 09/01/2033 (Callable 09/01/2023)
(Insured by AGM)	230,000	246,029
Fort Bend County Municipal
Utility District No. 30,
4.000%, 09/01/2023 (Insured by BAM)	295,000	317,024
Fort Bend County Municipal
Utility District No. 58:
3.000%, 04/01/2033 (Callable 04/01/2029)
(Insured by BAM)	400,000	439,716
3.000%, 04/01/2034 (Callable 04/01/2029)
(Insured by BAM)	450,000	493,354
3.000%, 04/01/2035 (Callable 04/01/2029)
(Insured by BAM)	430,000	470,658
3.000%, 04/01/2037 (Callable 04/01/2029)
(Insured by BAM)	825,000	898,324
Fort Bend Independent School District,
5.000%, 08/15/2030 (Callable 08/15/2026)
(PSF Guaranteed)	100,000	121,229
Grand Parkway Transportation Corp.:
0.000%, 10/01/2034 (Callable 10/01/2028)(7)	40,000	46,499
0.000%, 10/01/2036 (Callable 10/01/2028)(7)	305,000	354,111
0.000%, 10/01/2046 (Callable 10/01/2028)(7)	885,000	1,020,906
0.000%, 10/01/2047 (Callable 10/01/2028)(7)	1,775,000	2,050,212
0.000%, 10/01/2048 (Callable 10/01/2028)(7)	440,000	507,885
5.000%, 10/01/2052
(Mandatory Tender Date 10/01/2023)(1)	500,000	550,289
Harris County Cultural Education
Facilities Finance Corp.:
5.000%, 12/01/2026 (Callable 12/01/2024)	100,000	114,564
5.000%, 11/15/2033 (Callable 11/15/2027)	115,000	142,557
Harris County Municipal
Utility District No. 371,
4.000%, 09/01/2032 (Callable 09/01/2023)
(Insured by BAM)	370,000	395,790
Harris County Municipal
Utility District No. 500,
3.000%, 12/01/2022 (Insured by AGM)	175,000	181,495
Harris County Municipal
Utility District No. 71,
4.000%, 09/01/2028 (Callable 09/01/2023)
(Insured by BAM)	250,000	268,383
Harris County-Houston Sports Authority,
5.000%, 11/15/2026 (Callable 11/15/2024)
(Insured by AGM)	310,000	351,393
Houston Higher Education Finance Corp.:
3.375%, 10/01/2037 (Callable 08/02/2021)	320,000	320,136
4.000%, 10/01/2051 (Callable 04/01/2031)	1,000,000	1,111,881
Hunt Memorial Hospital District:
5.000%, 02/15/2028	525,000	639,677
5.000%, 02/15/2030	1,015,000	1,274,543
Lake Travis Independent School District:
2.625%, 02/15/2048 (Pre-refunded to
02/15/2022) (PSF Guaranteed)(1)	25,000	25,380
2.625%, 02/15/2048 (Pre-refunded to
02/15/2022) (PSF Guaranteed)(1)	35,000	35,521
Laredo Community College District,
5.000%, 08/01/2028 (Callable 08/01/2027)
(Insured by BAM)	350,000	436,311
Leander Independent School District,
0.000%, 08/15/2040 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	20,000	9,158
Martin County Hospital District:
4.000%, 04/01/2027	225,000	257,513
4.000%, 04/01/2028	430,000	496,840
4.000%, 04/01/2031 (Callable 04/01/2030)	235,000	272,562
4.000%, 04/01/2034 (Callable 04/01/2030)	500,000	575,155
Matagorda County Navigation District No. 1,
4.400%, 05/01/2030 (Insured by AMBAC)	1,025,000	1,246,541
Montgomery County Municipal
Utility District No. 119:
4.000%, 04/01/2023 (Insured by BAM)	200,000	211,948
4.000%, 04/01/2024 (Insured by BAM)	200,000	217,909
Navasota Independent School District,
5.000%, 02/15/2048 (Callable 02/15/2025)
(PSF Guaranteed)	2,100,000	2,388,860
New Hope Cultural Education
Facilities Finance Corp.:
3.625%, 08/15/2022 (Callable 08/15/2021)(3)	135,000	135,424
5.000%, 08/15/2047 (Callable 08/15/2027)	2,000,000	2,406,692
North Texas Tollway Authority:
5.000%, 01/01/2024	100,000	111,662
5.000%, 01/01/2033 (Callable 01/01/2026)	675,000	800,232
5.000%, 01/01/2034 (Callable 01/01/2025)	95,000	108,675
0.000%, 09/01/2045
(Pre-refunded to 09/01/2031)(7)	40,000	60,252
Northeast Travis County Utility District:
0.000%, 09/01/2023 (Insured by BAM)	275,000	269,793
3.000%, 09/01/2027 (Insured by BAM)	170,000	190,549
Pflugerville Independent School District:
4.000%, 02/15/2033 (Callable 02/15/2026)	225,000	253,169
4.000%, 02/15/2034 (Callable 02/15/2026)	200,000	224,665
4.000%, 02/15/2035 (Callable 02/15/2026)	315,000	353,458
4.000%, 02/15/2036 (Callable 02/15/2026)	330,000	369,951
4.000%, 02/15/2037 (Callable 02/15/2026)	340,000	380,746
4.000%, 02/15/2039 (Callable 02/15/2026)	370,000	413,456
4.000%, 02/15/2041 (Callable 02/15/2026)	350,000	389,875
Port of Port Arthur Navigation District,
0.020%, 04/01/2040
(Optional Put Date 07/01/2021)(1)	10,300,000	10,300,000
Red River Education Finance Corp.,
5.000%, 06/01/2022	500,000	521,104
Rio Vista Independent School District,
4.000%, 08/15/2028 (Callable 08/15/2025)
(Insured by BAM)	125,000	141,505

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Rosebud-Lott Independent School District:
5.500%, 02/15/2030 (Callable 02/15/2025)
(PSF Guaranteed)	$100,000	$117,157
5.500%, 02/15/2031 (Callable 02/15/2025)
(PSF Guaranteed)	100,000	116,961
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2022	160,000	168,874
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034 (Callable 09/15/2022)	1,370,000	1,422,065
Sedona Lakes Municipal Utility District No. 1,
4.000%, 09/01/2026 (Callable 09/01/2025)
(Insured by BAM)	85,000	95,787
Southwest Houston Redevelopment Authority,
5.000%, 09/01/2027 (Insured by AGM)	250,000	302,727
Sterling Independent School District,
3.000%, 02/15/2028 (Callable 02/15/2024)
(PSF Guaranteed)	190,000	201,635
Tarrant County Cultural Education
Facilities Finance Corp.,
5.000%, 11/15/2037 (Callable 11/15/2027)	600,000	714,359
Texas Department of Housing
& Community Affairs,
4.750%, 01/01/2049 (Callable 07/01/2028)	3,950,000	4,443,718
Texas Municipal Gas Acquisition
& Supply Corp. I:
1.530%, 12/15/2026 (3 Month LIBOR
USD + 1.450%) (Callable 07/01/2021)(2)	3,000,000	3,000,393
6.250%, 12/15/2026	1,355,000	1,596,576
Texas Municipal Gas Acquisition
& Supply Corp. III:
5.000%, 12/15/2028	400,000	510,487
5.000%, 12/15/2032	300,000	405,293
Texas Municipal Power Agency,
5.000%, 09/01/2047 (Callable 08/02/2021)	500,000	501,779
Texas Water Development Board,
5.000%, 10/15/2043 (Callable 04/15/2028)	3,240,000	4,030,471
Tioga Independent School
District Public Facility Corp.,
3.250%, 08/15/2027 (Callable 08/15/2024)	200,000	203,928
Town of Providence Village TX,
4.000%, 03/01/2025 (Insured by BAM)	105,000	117,567
Travis County Municipal Utility District No. 4,
4.000%, 09/01/2035 (Callable 09/01/2022)
(Insured by AGM)	615,000	637,851
Upper Trinity Regional Water District,
5.000%, 08/01/2032 (Callable 08/01/2028)
(Insured by BAM)	240,000	299,090
Viridian Municipal Management District:
4.000%, 12/01/2027 (Callable 12/01/2023)
(Insured by AGM)	315,000	338,734
4.000%, 12/01/2028 (Callable 12/01/2023)
(Insured by AGM)	470,000	503,425
6.000%, 12/01/2035 (Callable 12/01/2024)
(Insured by BAM)	90,000	105,773
4.000%, 12/01/2037 (Callable 12/01/2027)
(Insured by BAM)	865,000	987,819
Washington County Junior College District,
5.000%, 10/01/2028 (Callable 04/01/2026)
(Insured by BAM)	500,000	592,450
Wimberley Independent School District,
4.000%, 08/15/2031 (Callable 08/15/2027)
(PSF Guaranteed)	330,000	385,252
Total Texas
(Cost $86,584,741)		88,934,409	8.0%
Utah
City of Herriman City UT,
4.000%, 01/01/2041 (Callable 01/01/2031)
(Insured by AGM)	500,000	604,287
Jordan Valley Water Conservancy District:
5.000%, 10/01/2032 (Callable 10/01/2026)	250,000	304,015
5.000%, 10/01/2033 (Callable 10/01/2026)	350,000	425,019
Midvale Utah Redevelopment Agency,
5.000%, 05/01/2027	290,000	360,450
Salt Lake City Corp.:
5.000%, 07/01/2030 (Callable 07/01/2027)	155,000	191,557
5.000%, 07/01/2042 (Callable 07/01/2027)	2,735,000	3,344,315
South Ogden Conservation District,
4.000%, 02/01/2031 (Pre-refunded to
02/01/2022) (Insured by AGM)	295,000	301,658
Timpanogos Special Service District,
4.000%, 06/01/2029 (Callable 06/01/2024)	50,000	54,707
University of Utah,
4.000%, 08/01/2039 (Callable 08/01/2030)	1,760,000	2,130,974
Utah Charter School Finance Authority:
5.000%, 04/15/2027 (Callable 04/15/2026)
(Insured by UT CSCE)	365,000	429,772
4.000%, 04/15/2028 (Insured by UT CSCE)	210,000	243,777
5.000%, 04/15/2028 (Callable 04/15/2026)
(Insured by UT CSCE)	720,000	843,373
5.250%, 10/15/2028 (Callable 10/15/2023)
(Insured by UT CSCE)	400,000	439,302
4.000%, 04/15/2029 (Insured by UT CSCE)	225,000	264,120
5.000%, 10/15/2032 (Callable 10/15/2027)
(Insured by UT CSCE)	285,000	337,081
5.000%, 10/15/2036 (Callable 04/15/2023)
(Insured by UT CSCE)	700,000	744,662
5.000%, 04/15/2037 (Callable 04/15/2026)
(Insured by UT CSCE)	520,000	595,820
5.000%, 10/15/2043 (Callable 10/15/2023)
(Insured by UT CSCE)	2,250,000	2,422,183
5.000%, 10/15/2043 (Callable 10/15/2027)
(Insured by UT CSCE)	1,000,000	1,161,599
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)
(Insured by FHA)	215,000	231,526
Utah Infrastructure Agency:
5.000%, 10/15/2026	140,000	168,578
5.000%, 10/15/2027	125,000	153,768
Utah Transit Authority,
5.000%, 12/15/2029 (Callable 06/15/2028)	75,000	93,461
Total Utah
(Cost $15,248,637)		15,846,004	1.4%
Vermont
City of Burlington VT,
5.000%, 07/01/2028 (Callable 07/01/2027)	275,000	338,467
Vermont Educational & Health
Buildings Financing Agency,
5.000%, 12/01/2035 (Callable 06/01/2026)	710,000	845,786
Vermont Housing Finance Agency,
3.650%, 11/01/2032 (Callable 11/01/2024)	110,000	116,170
Vermont Public Power Supply Authority:
5.000%, 07/01/2027	660,000	810,930
5.000%, 07/01/2028 (Callable 07/01/2027)	500,000	610,186
Winooski School District,
1.250%, 10/15/2021	3,500,000	3,504,627
Total Vermont
(Cost $6,123,922)		6,226,166	0.6%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Virginia
City of Petersburg VA,
4.000%, 11/01/2025 (Callable 11/01/2022)
(Insured by ST AID)	$290,000	$297,829
City of Virginia Beach VA,
3.000%, 03/01/2031 (Callable 03/01/2028)
(Insured by ST AID)	1,500,000	1,697,673
Virginia Housing Development Authority,
3.450%, 04/01/2038 (Callable 10/01/2022)	3,000,000	3,105,049
Virginia Resources Authority,
3.000%, 11/01/2031 (Callable 11/01/2028)	1,200,000	1,369,641
Total Virginia
(Cost $6,379,486)		6,470,192	0.6%
Washington
Clark & Skamania Counties
School District No. 112-6,
5.000%, 12/01/2031 (Callable 06/01/2025)
(Insured by SCH BD GTY)	160,000	187,764
Energy Northwest,
5.000%, 07/01/2030 (Callable 07/01/2028)	600,000	769,017
King County Housing Authority,
5.000%, 12/01/2030 (Callable 12/01/2026)	1,650,000	1,990,230
King County Public Hospital District No. 1,
5.000%, 12/01/2029 (Callable 12/01/2028)	1,050,000	1,337,931
Lewis County School District No. 302,
5.000%, 12/01/2031 (Callable 06/01/2025)
(Insured by SCH BD GTY)	235,000	276,278
Pacific County School District No. 118,
4.000%, 12/01/2025
(Insured by SCH BD GTY)	215,000	245,451
Pend Oreille County Public
Utility District No. 1:
5.000%, 01/01/2028	220,000	264,272
5.000%, 01/01/2031 (Callable 01/01/2028)	100,000	118,231
5.000%, 01/01/2038 (Callable 01/01/2029)	2,500,000	2,955,505
State of Washington:
5.000%, 02/01/2038 (Callable 02/01/2024)	645,000	717,446
5.000%, 02/01/2039 (Callable 02/01/2029)	1,095,000	1,389,511
5.000%, 06/01/2039 (Callable 06/01/2029)	800,000	1,024,165
5.000%, 07/01/2042 (Callable 07/01/2028)	1,330,000	1,647,529
4.000%, 08/01/2042 (Callable 08/01/2022)	345,000	357,478
Washington Biomedical Research Properties 3.2,
5.000%, 01/01/2037 (Callable 07/01/2025)	100,000	115,739
Washington State Housing Finance Commission:
3.700%, 12/01/2033 (Callable 06/01/2024)	85,000	85,729
3.700%, 12/01/2034 (Callable 06/01/2025)	40,000	41,918
4.000%, 06/01/2049 (Callable 06/01/2028)	430,000	474,361
Total Washington
(Cost $13,167,806)		13,998,555	1.3%
Wisconsin
Appleton Redevelopment Authority,
0.060%, 06/01/2036 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	7,700,000	7,700,000
Milwaukee Redevelopment Authority:
5.000%, 11/15/2030 (Callable 11/15/2026)	225,000	272,423
5.000%, 11/15/2032 (Callable 11/15/2026)	175,000	211,578
Public Finance Authority:
5.000%, 01/01/2022	150,000	153,486
5.000%, 01/01/2023	190,000	203,214
5.000%, 10/01/2023(3)	2,125,000	2,310,901
5.000%, 01/01/2024	230,000	255,786
5.000%, 10/01/2024(3)	875,000	983,548
5.000%, 01/01/2025	260,000	299,467
3.000%, 04/01/2025(3)	330,000	343,048
5.000%, 06/15/2025	220,000	250,436
3.000%, 03/01/2026
(Callable 08/02/2021)(3)	1,250,000	1,251,021
0.000%, 09/01/2028
(Pre-refunded to 09/01/2026)	130,000	114,071
5.000%, 03/01/2031 (Callable 03/01/2026)	440,000	523,672
5.000%, 10/01/2044 (Callable 04/01/2029)	1,750,000	2,149,397
Southeast Wisconsin Professional
Baseball Park District,
0.000%, 12/15/2023 (ETM)
(Insured by NATL)	25,000	24,720
Tender Option Bond Trust,
0.270%, 04/01/2032 (Callable 08/02/2021)
(Optional Put Date 07/07/2021)(1)(3)	498,000	498,000
University of Wisconsin Hospitals & Clinics:
5.000%, 04/01/2036 (Callable 10/01/2028)	465,000	584,292
5.000%, 04/01/2038
(Pre-refunded to 04/01/2023)	830,000	899,908
Village of Mount Pleasant WI:
4.000%, 04/01/2035 (Callable 04/01/2028)	1,795,000	2,062,964
5.000%, 04/01/2036 (Callable 04/01/2028)	1,000,000	1,242,517
4.000%, 04/01/2037 (Callable 04/01/2028)	1,000,000	1,144,147
5.000%, 04/01/2038 (Callable 04/01/2028)	1,000,000	1,237,048
5.000%, 04/01/2048 (Callable 04/01/2028)	1,435,000	1,731,720
Wisconsin Center District:
5.250%, 12/15/2023 (ETM)
(Insured by AGM)	125,000	132,822
5.250%, 12/15/2023 (Insured by AGM)	75,000	81,918
0.000%, 12/15/2027	525,000	484,477
0.000%, 12/15/2027 (Insured by NATL)	220,000	201,076
5.000%, 12/15/2027 (Callable 06/15/2026)	500,000	606,255
5.250%, 12/15/2027 (ETM)
(Insured by AGM)	70,000	85,280
5.250%, 12/15/2027 (Insured by AGM)	195,000	236,075
0.000%, 12/15/2028	255,000	229,892
0.000%, 12/15/2028 (Insured by AGM)	1,025,000	924,076
5.000%, 12/15/2028 (Callable 06/15/2026)	345,000	417,191
0.000%, 12/15/2029	315,000	276,750
0.000%, 12/15/2030	460,000	393,750
0.000%, 12/15/2030 (Insured by AGM)	645,000	552,105
5.000%, 12/15/2030 (Callable 06/15/2026)	500,000	601,648
5.000%, 12/15/2030 (Callable 12/15/2022)	395,000	414,371
5.000%, 12/15/2031 (Callable 06/15/2026)	300,000	360,827
0.000%, 12/15/2035 (Callable 06/15/2026)
(Insured by BAM)	300,000	193,034
0.000%, 12/15/2037 (Callable 06/15/2026)
(Insured by BAM)	1,980,000	1,170,019
Wisconsin Health & Educational
Facilities Authority:
5.000%, 03/01/2022	125,000	127,710
5.000%, 11/01/2022	120,000	123,898
5.000%, 07/01/2023	165,000	179,775
5.000%, 11/01/2023	125,000	131,795
5.000%, 07/01/2024	250,000	282,804
5.000%, 11/01/2024	155,000	166,635
4.000%, 09/15/2025 (Callable 09/15/2023)	225,000	241,611
5.000%, 11/01/2025	245,000	267,771
5.000%, 07/01/2026 (Callable 07/01/2024)	50,000	56,274
2.250%, 11/01/2026 (Callable 11/01/2021)	750,000	750,919
5.000%, 08/15/2028 (Callable 08/15/2023)	1,000,000	1,083,642
5.000%, 12/01/2028 (Callable 11/01/2026)	45,000	54,552
5.000%, 08/15/2029 (Callable 08/15/2027)	180,000	224,064

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Wisconsin Health & Educational
Facilities Authority: (cont.)
5.000%, 10/01/2029	$545,000	$700,963
5.000%, 12/15/2030 (Callable 12/15/2024)	480,000	546,552
5.000%, 04/01/2031 (Callable 04/01/2027)	250,000	304,325
5.000%, 02/15/2032 (Callable 02/15/2022)	670,000	685,282
5.000%, 04/01/2032 (Callable 10/01/2022)	290,000	304,341
4.000%, 08/15/2037 (Callable 08/15/2027)	1,905,000	2,208,156
4.375%, 06/01/2039 (Callable 06/01/2022)	230,000	236,535
5.000%, 08/15/2039 (Callable 08/15/2024)	1,400,000	1,575,131
5.250%, 10/15/2039 (Callable 10/15/2021)	710,000	719,897
4.000%, 11/15/2039 (Callable 05/15/2026)	500,000	571,948
5.000%, 11/15/2044 (Callable 11/15/2022)	330,000	350,314
5.000%, 12/15/2044 (Callable 12/15/2024)	675,000	757,070
4.000%, 11/15/2046 (Callable 05/15/2026)	475,000	539,217
5.000%, 02/15/2051 (Callable 08/15/2026)
(Mandatory Tender Date 02/15/2027)(1)	700,000	839,248
5.000%, 02/15/2052 (Callable 08/15/2024)
(Mandatory Tender Date 02/15/2025)(1)	2,410,000	2,731,407
Wisconsin Housing & Economic
Development Authority:
4.000%, 03/01/2048 (Callable 03/01/2027)
(Insured by FNMA)	1,215,000	1,309,836
4.250%, 03/01/2049 (Callable 09/01/2028)	1,695,000	1,892,457
Total Wisconsin
(Cost $52,083,055)		53,773,059	4.8%
Wyoming
County of Laramie WY:
4.000%, 05/01/2030	500,000	607,728
4.000%, 05/01/2032 (Callable 05/01/2031)	525,000	640,064
4.000%, 05/01/2034 (Callable 05/01/2031)	500,000	605,607
4.000%, 05/01/2036 (Callable 05/01/2031)	600,000	723,134
4.000%, 05/01/2037 (Callable 05/01/2031)	225,000	269,924
Wyoming Community
Development Authority:
3.000%, 12/01/2044 (Callable 06/01/2024)	55,000	57,027
4.000%, 12/01/2048 (Callable 06/01/2028)	1,650,000	1,817,415
Total Wyoming
(Cost $4,644,613)		4,720,899	0.4%
Total Municipal Bonds
(Cost $1,071,199,142)		1,107,485,694	99.7%
	Shares
Closed-End Investment Company
Nuveen AMT-Free Quality Municipal
Income Fund, Series D Preferred Shares,
0.320%, 03/01/2029(1)	4,800	4,800,000
Total Closed-End Investment Company
(Cost $4,800,000)		4,800,000	0.4%
Total Long-Term Investments
(Cost $1,075,999,142)		1,112,285,694	100.1%
Short-Term Investment
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free
Cash Trust, Premier Shares, 0.01%(4)	6,432,288	6,432,288
Total Short-Term Investment
(Cost $6,432,288)		6,432,288	0.6%
Total Investments
(Cost $1,082,431,430)		1,118,717,982	100.7%
Liabilities in Excess of Other Assets		(7,788,885)	(0.7)%
TOTAL NET ASSETS		$1,110,929,097	100.0%
Notes to Schedule of Investments
AGC – Assured Guaranty Corp.
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
BAM – Build America Mutual Assurance Co.
BHAC – Berkshire Hathaway Assurance Corp.
FHA – Federal Housing Administration
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
NATL – National Public Finance Guarantee Corp.
Q-SBLF – Qualified School Building Loan Fund
SCH BD GTY – School Board Guaranty
SD CRED PROG – State Credit Enhancement Program
ST AID – State Aid Intercept/Withholding
UT CSCE – Utah Charter School Credit Enhancement Program
ETM – Escrowed to Maturity
LIBOR – London Inter-bank Offered Rate
PSF – Permanent School Fund
SIFMA – Securities Industry and Financial Markets Association
(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2021.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2021.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2021, the value of these securities totaled $72,563,844, which represented 6.53% of total net assets.

(4)	Seven-day yield.
(5)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2021.

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$1,107,485,694	$—	$1,107,485,694
Closed-End Investment Company	—	4,800,000	—	4,800,000
Total Long-Term Investments	—	1,112,285,694	—	1,112,285,694
Short-Term Investment
Money Market Mutual Fund	6,432,288	—	—	6,432,288
Total Short-Term Investment	6,432,288	—	—	6,432,288
Total Investments	$6,432,288	$1,112,285,694	$—	$1,118,717,982

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
June 30, 2021 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$33,263,436

	SEC 30-Day Yield(4)
	Institutional Class	1.28%
	Investor Class	1.04%

	Average Effective Duration	4.96 years

	Average Effective Maturity	5.35 years

	Annualized Expense Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio Turnover Rate	34%	(7)

	Number of Holdings	231
Sector Weightings(1)

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2021.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2021.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Municipal Bond Fund
June 30, 2021 (Unaudited)

Total Returns

			Average
			Annual
	Six	One	Since
For the Periods Ended June 30, 2021	Months	Year	Inception(1)
Institutional Class Shares	2.32%	7.16%	8.31%
Investor Class Shares	2.21%	6.79%	7.99%
Bloomberg Barclays Municipal Bond Index(2)	1.06%	4.17%	4.38%

(1)	For the period from November 15, 2019 (inception date) through June 30, 2021.
(2)
The Bloomberg Barclays Municipal Bond Index is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity of at least one year. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 15% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state.  As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, business interruptions, growth concerns in the U.S. and overseas, and changed travel and social behaviors. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Alabama Community College System,
3.500%, 11/01/2025 (Insured by BAM)	$100,000	$111,182
Alabama Special Care Facilities Financing Authority,
5.000%, 06/01/2026 (Callable 06/01/2025)	110,000	127,694
Black Belt Energy Gas District,
4.000%, 12/01/2049 (Callable 09/01/2025)
(Mandatory Tender Date 12/01/2025)(1)	45,000	51,361
Chilton County Health Care Authority,
3.000%, 11/01/2027 (Callable 11/01/2025)	100,000	107,029
Tallassee Board of Education,
4.000%, 08/01/2034 (Callable 08/01/2030)
(Insured by AGM)	100,000	120,022
University of West Alabama:
4.000%, 01/01/2040 (Callable 01/01/2030)
(Insured by AGM)	50,000	57,487
4.000%, 01/01/2041 (Callable 01/01/2030)
(Insured by AGM)	100,000	114,703
Total Alabama
(Cost $662,350)		689,478	2.1%
Alaska
CIVIC Ventures,
5.000%, 09/01/2025	100,000	110,264
Total Alaska
(Cost $107,374)		110,264	0.3%
Arizona
Arizona Industrial Development Authority:
5.000%, 10/01/2030 (Callable 10/01/2026)(3)	100,000	107,027
4.000%, 07/01/2032 (Callable 01/01/2028)
(Insured by SD CRED PROG)	100,000	111,938
City of Phoenix Civic Improvement Corp.,
5.500%, 07/01/2035(5)	200,000	296,292
Industrial Development Authority
of the County of Pima,
4.000%, 07/01/2029	25,000	28,641
Navajo Nation,
5.000%, 12/01/2025(3)	100,000	110,649
Total Arizona
(Cost $643,449)		654,547	2.0%
Arkansas
Batesville Public Facilities Board,
5.000%, 06/01/2026	150,000	174,007
Carroll-Boone Water District,
3.000%, 12/01/2032 (Callable 12/01/2025)	150,000	158,541
City of Heber Springs AR,
1.625%, 06/01/2047 (Callable 06/01/2028)(6)	300,000	301,105
Conway Health Facilities Board,
4.250%, 08/01/2043 (Callable 08/01/2026)	200,000	218,496
Salem Public Water Authority,
4.000%, 01/01/2040 (Callable 08/02/2021)	140,000	140,342
Southern Arkansas University,
4.000%, 03/01/2028 (Callable 03/01/2025)
(Insured by AGM)	130,000	144,574
Total Arkansas
(Cost $1,119,515)		1,137,065	3.4%
California
Brea Redevelopment Agency,
0.000%, 08/01/2036 (Callable 08/01/2027)(5)	95,000	104,072
California Infrastructure &
Economic Development Bank,
0.720%, 12/01/2050 (SIFMA Municipal Swap
Index + 0.700%) (Callable 06/01/2025)
(Mandatory Tender Date 06/01/2026)(2)	200,000	202,684
California Municipal Finance Authority,
5.000%, 10/01/2023	85,000	93,328
California Public Finance Authority,
2.375%, 11/15/2028 (Callable 05/15/2023)(3)	75,000	76,038
California School Finance Authority,
4.000%, 07/01/2021(3)	100,000	100,000
Cathedral City Public Financing Authority,
0.000%, 08/01/2031	735,000	591,502
El Rancho Unified School District,
0.000%, 08/01/2031 (Callable 08/01/2028)
(Insured by AGM)(5)	115,000	139,776
Golden Valley Unified School District:
0.000%, 08/01/2027 (Insured by NATL)	125,000	116,618
0.000%, 08/01/2028 (Insured by NATL)	75,000	68,366
Hanford Joint Union High School District,
4.000%, 06/01/2049 (Callable 06/01/2026)
(Insured by AGM)	250,000	277,438
Hawthorne School District,
0.000%, 08/01/2042
(Callable 08/01/2027)(Insured by AGM)(5)	250,000	283,082
Los Alamitos Unified School District,
0.000%, 08/01/2042 (Callable 08/01/2029)(5)	130,000	146,860
Los Angeles County Schools Regionalized
Business Services Corp.,
0.000%, 08/01/2029 (Insured by AMBAC)	235,000	201,902
Los Angeles Regional Airports Improvement Corp.,
4.500%, 01/01/2027 (Callable 01/01/2022)	125,000	127,531
Mayers Memorial Hospital District:
0.000%, 08/01/2029	160,000	127,523
0.000%, 08/01/2030	360,000	276,428
Mizuho Floater/Residual Trust:
0.270%, 06/01/2026
(Optional Put Date 08/04/2021)(1)(3)	200,000	200,000
0.270%, 10/01/2036 (Callable 08/02/2021)
(Optional Put Date 08/04/2021)(1)(3)	200,000	200,000
Modesto Irrigation District,
0.670%, 09/01/2027 (3 Month LIBOR
USD + 0.580%) (Callable 08/02/2021)
(Insured by NATL)(2)	100,000	100,200
Morongo Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2030)(5)	25,000	26,936
Newport Mesa Unified School District,
0.000%, 08/01/2042 (Callable 08/01/2031)(5)	35,000	50,342
Oak Park Unified School District,
0.000%, 08/01/2038 (Callable 08/01/2031)
(Insured by AGM)(5)	50,000	73,949
Oxnard School District,
2.000%, 08/01/2045 (Callable 08/01/2026)
(Insured by BAM)(5)	150,000	167,376
San Ysidro School District,
0.000%, 08/01/2030 (Insured by AGM)	165,000	143,540
Saugus Union School District Financing Authority,
4.000%, 09/01/2041 (Callable 09/01/2027)
(Insured by BAM)	250,000	287,047
Solano County Community College District,
0.000%, 08/01/2030 (Callable 08/01/2025)(5)	110,000	115,881
Washington Unified School District,
0.000%, 08/01/2030 (Insured by NATL)	380,000	326,141
Total California
(Cost $4,569,877)		4,624,560	13.9%

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Colorado
City & County of Denver CO:
5.000%, 08/01/2041 (Callable 08/01/2026)	$115,000	$136,419
4.000%, 11/15/2043 (Callable 11/15/2022)	250,000	261,630
Colorado Educational &
Cultural Facilities Authority,
2.000%, 09/01/2030 (Callable 09/01/2028)	100,000	100,565
Colorado Health Facilities Authority,
4.250%, 12/01/2023 (ETM)	15,000	15,850
E-470 Public Highway Authority,
0.000%, 09/01/2029 (Insured by NATL)	100,000	88,254
Grand River Hospital District,
5.250%, 12/01/2031 (Callable 12/01/2028)
(Insured by AGM)	75,000	91,610
Pueblo Urban Renewal Authority,
0.000%, 12/01/2025(3)	200,000	173,623
Vauxmont Metropolitan District:
5.000%, 12/15/2032 (Callable 12/15/2024)
(Insured by AGM)	25,000	28,951
3.250%, 12/15/2050 (Callable 12/15/2024)
(Insured by AGM)	75,000	80,199
Total Colorado
(Cost $937,240)		977,101	2.9%
Connecticut
Connecticut State Health &
Educational Facilities Authority,
4.250%, 07/01/2031 (Callable 07/01/2022)	75,000	77,243
Connecticut State Higher Education
Supplement Loan Authority,
3.000%, 11/15/2035 (Callable 11/15/2026)	150,000	155,406
Total Connecticut
(Cost $224,104)		232,649	0.7%
District of Columbia
Metropolitan Washington Airports Authority,
0.000%, 10/01/2028 (Insured by AGC)	180,000	164,082
Total District of Columbia
(Cost $163,469)		164,082	0.5%
Florida
City of Jacksonville FL,
0.020%, 08/01/2036 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	200,000	200,000
City of Tallahassee FL,
4.000%, 12/01/2035 (Callable 06/01/2025)	25,000	27,365
Florida Housing Finance Corp.,
4.200%, 01/01/2045 (Callable 01/01/2028)
(Insured by GNMA)	100,000	108,579
Highlands County Health Facilities Authority:
0.020%, 11/15/2035 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	200,000	200,000
0.020%, 11/15/2037 (Callable 07/01/2021)
(Optional Put Date 07/07/2021)(1)	200,000	200,000
Miami Health Facilities Authority,
5.000%, 07/01/2021	25,000	25,000
Orange County Convention Center,
4.000%, 10/01/2034 (Callable 10/01/2026)	150,000	173,004
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)	200,000	222,707
Palm Beach County Health Facilities Authority,
5.000%, 05/15/2023	200,000	216,490
University of West Florida,
4.000%, 06/01/2034 (Callable 06/01/2026)	50,000	56,673
Total Florida
(Cost $1,395,732)		1,429,818	4.3%
Georgia
Development Authority of Appling County:
0.030%, 09/01/2029
(Optional Put Date 07/01/2021)(1)	200,000	200,000
1.500%, 01/01/2038
(Mandatory Tender Date 02/03/2025)(1)	100,000	102,371
Development Authority of Cobb County,
5.000%, 06/01/2049 (Callable 06/01/2027)	245,000	302,018
Total Georgia
(Cost $585,826)		604,389	1.8%
Illinois
Chicago Board of Education,
5.500%, 12/01/2026 (Insured by NATL)	60,000	70,131
Chicago Park District,
5.000%, 01/01/2022	85,000	86,945
City of Chicago IL,
0.000%, 01/01/2027 (Insured by NATL)	100,000	90,485
Cook County Community College District No. 508,
5.250%, 12/01/2028 (Callable 12/01/2023)	75,000	82,830
Eastern Illinois University,
6.350%, 04/01/2036 (Callable 08/02/2021)	250,000	250,078
Exceptional Children Have Opportunities,
4.000%, 12/01/2035 (Callable 12/01/2029)	150,000	172,728
Illinois Finance Authority:
5.125%, 05/15/2035 (Callable 08/02/2021)	25,000	25,078
4.125%, 11/15/2037 (Callable 11/15/2025)	30,000	33,619
0.020%, 08/01/2043
(Optional Put Date 07/01/2021)(1)	200,000	200,000
6.000%, 10/01/2048 (Callable 10/01/2022)	100,000	103,331
Joliet Park District,
4.000%, 02/01/2033 (Callable 02/01/2023)
(Insured by AGM)	100,000	104,994
Macon County School District No. 61,
5.000%, 12/01/2040 (Callable 12/01/2028)
(Insured by AGM)	250,000	309,806
Metropolitan Pier & Exposition Authority,
0.000%, 06/15/2029 (Insured by NATL)	100,000	86,216
Sales Tax Securitization Corp.,
5.000%, 01/01/2043 (Callable 01/01/2029)	250,000	309,429
Upper Illinois River Valley Development Authority,
5.000%, 01/01/2045 (Callable 01/01/2027)(3)	100,000	106,567
Village of Crestwood IL,
4.000%, 12/15/2027 (Callable 12/15/2025)
(Insured by BAM)	100,000	111,374
Will County Community
High School District No. 210:
0.000%, 01/01/2027	30,000	26,720
4.000%, 01/01/2034 (Callable 01/01/2029)
(Insured by AGM)	100,000	114,840
Winnebago & Boone Counties Community
High School District No. 207,
4.000%, 02/01/2036 (Callable 02/01/2027)
(Insured by BAM)	210,000	240,770
Total Illinois
(Cost $2,448,319)		2,525,941	7.6%
Indiana
Indiana Finance Authority,
5.000%, 10/01/2032 (Callable 10/01/2023)	150,000	158,106
Indiana Health & Educational Facilities
Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)	100,000	120,321
The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
St. Joseph County Airport Authority,
0.010%, 07/01/2028	$155,000	$139,010
Total Indiana
(Cost $385,084)		417,437	1.3%
Iowa
City of Coralville IA,
4.000%, 06/01/2025 (Callable 06/01/2024)	100,000	105,441
Total Iowa
(Cost $99,375)		105,441	0.3%
Kansas
City of Coffeyville KS,
5.000%, 06/01/2025 (Insured by NATL)(3)	100,000	109,869
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	25,000	25,898
Kansas Power Pool,
4.000%, 12/01/2040 (Callable 12/01/2029)(6)	300,000	346,114
Total Kansas
(Cost $474,171)		481,881	1.5%
Kentucky
Kentucky Economic Development
Finance Authority:
0.000%, 10/01/2027 (Insured by NATL)	90,000	80,297
4.000%, 07/01/2031 (Callable 07/01/2025)	100,000	108,493
Kentucky Public Energy Authority,
1.187%, 12/01/2049 (1 Month LIBOR
USD + 1.120%) (Callable 03/01/2025)
(Mandatory Tender Date 06/01/2025)(2)	50,000	51,116
Total Kentucky
(Cost $232,645)		239,906	0.7%
Louisiana
Cameron Parish School District No. 15,
4.000%, 10/01/2022	115,000	119,412
Total Louisiana
(Cost $119,358)		119,412	0.4%
Maryland
Maryland Health & Higher
Educational Facilities Authority,
5.000%, 01/01/2030	100,000	120,043
Total Maryland
(Cost $119,563)		120,043	0.4%
Massachusetts
Massachusetts Development Finance Agency:
3.500%, 10/01/2022(3)	60,000	62,419
5.000%, 07/15/2025(3)	50,000	56,723
Massachusetts Educational Financing Authority,
2.000%, 07/01/2037 (Callable 07/01/2031)(6)	400,000	399,769
Massachusetts State College Building Authority,
0.000%, 05/01/2028 (ETM) (Insured by NATL)	500,000	462,018
Total Massachusetts
(Cost $982,437)		980,929	3.0%
Michigan
Detroit Downtown Development Authority,
0.000%, 07/01/2021	140,000	140,000
Flint Hospital Building Authority,
5.000%, 07/01/2023	50,000	51,815
Michigan Finance Authority,
5.000%, 07/01/2044 (Callable 07/01/2024)	300,000	320,838
Total Michigan
(Cost $511,747)		512,653	1.5%
Minnesota
City of Maple Grove MN,
4.000%, 05/01/2037 (Callable 05/01/2027)	105,000	118,491
Housing & Redevelopment
Authority of The City of St. Paul,
5.000%, 12/01/2036 (Callable 12/01/2030)	150,000	181,559
Minnesota Housing Finance Agency,
4.250%, 01/01/2049 (Callable 01/01/2028)
(Insured by GNMA)	265,000	295,695
Zumbro Education District,
4.000%, 02/01/2041 (Callable 02/01/2031)	235,000	272,424
Total Minnesota
(Cost $848,428)		868,169	2.6%
Mississippi
City of Gulfport MS,
5.000%, 07/01/2026	100,000	118,168
Mississippi Development Bank:
4.000%, 03/01/2035 (Callable 03/01/2028)	200,000	235,327
5.250%, 03/01/2045 (Callable 03/01/2028)	150,000	180,825
State of Mississippi,
5.000%, 10/15/2029 (Callable 10/15/2025)	120,000	140,531
Total Mississippi
(Cost $658,113)		674,851	2.0%
Missouri
City of Kansas City MO,
0.000%, 02/01/2029	100,000	85,995
Meramec Valley School District No. R-III,
3.000%, 03/01/2035 (Callable 03/01/2028)	300,000	328,815
Missouri Southern State University,
4.000%, 10/01/2037 (Callable 10/01/2029)
(Insured by AGM)	65,000	73,741
St. Joseph Industrial Development Authority,
2.950%, 01/01/2022	100,000	100,374
St. Louis Land Clearance for
Redevelopment Authority:
4.250%, 06/01/2026	125,000	135,623
3.875%, 10/01/2035 (Callable 10/01/2029)	165,000	162,423
Total Missouri
(Cost $879,800)		886,971	2.7%
Nebraska
Village of Boys Town NE,
3.000%, 09/01/2028	100,000	112,598
Total Nebraska
(Cost $100,000)		112,598	0.3%
Nevada
City of Sparks NV,
2.500%, 06/15/2024(3)	50,000	50,906
Henderson Public Improvement Trust,
4.000%, 01/01/2026 (Callable 07/01/2024)	200,000	216,869
Total Nevada
(Cost $251,901)		267,775	0.8%
New Hampshire
New Hampshire Health and Education
Facilities Authority,
3.150%, 04/01/2022 (Callable 11/01/2021)(3)	500,000	501,310
Total New Hampshire
(Cost $501,276)		501,310	1.5%
New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024(3)	85,000	91,325

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Borough of Woodbury Heights NJ,
4.000%, 12/01/2024 (Callable 08/02/2021)
(Insured by AGC)	$20,000	$20,062
Essex County Improvement Authority,
5.000%, 11/01/2027	100,000	125,214
New Jersey Economic Development Authority,
5.000%, 03/01/2029 (Callable 03/01/2023)	300,000	322,169
New Jersey Transportation Trust Fund Authority,
0.000%, 12/15/2026 (Insured by AMBAC)	35,000	32,644
Total New Jersey
(Cost $574,203)		591,414	1.8%
New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	100,000	97,086
City of New York NY,
0.140%, 04/01/2042
(Optional Put Date 07/01/2021)(1)	200,000	200,000
Huntington Local Development Corp.,
4.000%, 07/01/2027	250,000	265,321
Metropolitan Transportation Authority:
5.000%, 05/15/2022	25,000	26,034
5.000%, 11/15/2023	50,000	55,381
0.617%, 11/01/2030
(1 Month LIBOR USD + 0.550%)
(Mandatory Tender Date 11/01/2022)(2)	25,000	25,117
Middletown City School District,
3.000%, 06/15/2034 (Callable 06/15/2024)
(Insured by ST AID)	110,000	114,370
Mount Vernon City School District,
4.000%, 12/01/2028 (Callable 12/01/2027)
(Insured by ST AID)	430,000	516,426
New York City Industrial Development Agency,
5.863%, 03/01/2025 (CPI YOY + 0.870%)(2)	100,000	104,600
New York City Transitional Finance Authority,
4.000%, 07/15/2040 (Callable 07/15/2029)
(Insured by ST AID)	150,000	177,802
New York State Dormitory Authority,
5.000%, 03/15/2048 (Callable 09/15/2028)	250,000	314,605
New York State Urban Development Corp.,
5.000%, 03/15/2047 (Callable 09/15/2030)	200,000	256,226
Onondaga Civic Development Corp.,
5.000%, 10/01/2023	100,000	107,060
Town of Ramapo NY:
3.250%, 05/15/2023	100,000	99,901
3.750%, 03/01/2030 (Callable 03/01/2023)	50,000	50,086
Total New York
(Cost $2,307,011)		2,410,015	7.2%
North Carolina
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)	50,000	53,462
Total North Carolina
(Cost $53,467)		53,462	0.2%
North Dakota
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)	100,000	101,185
City of Mandan ND,
3.000%, 09/01/2036 (Callable 09/01/2024)	200,000	207,524
County of Burleigh ND,
2.750%, 02/01/2022 (Callable 07/21/2021)	250,000	250,104
County of McKenzie ND,
5.000%, 08/01/2024 (Callable 08/01/2023)	100,000	107,919
Jamestown Park District,
4.000%, 07/01/2031 (Callable 07/01/2024)	100,000	108,055
North Dakota Housing Finance Agency,
3.350%, 07/01/2031 (Callable 01/01/2027)	30,000	32,329
Williston Parks & Recreation District,
4.500%, 03/01/2025 (Callable 07/16/2021)	50,000	50,007
Total North Dakota
(Cost $850,386)		857,123	2.6%
Ohio
Cleveland-Cuyahoga County Port Authority:
5.000%, 08/01/2025 (Callable 08/01/2024)	160,000	180,747
5.000%, 07/01/2028	250,000	312,193
County of Montgomery OH,
3.000%, 08/01/2034 (Callable 02/01/2031)	100,000	109,502
Cuyahoga Falls City School District,
4.000%, 12/01/2051 (Callable 06/01/2028)
(Insured by BAM)	250,000	289,169
Northeast Ohio Medical University,
4.000%, 12/01/2045 (Callable 12/01/2030)	225,000	257,281
Ohio Higher Educational Facility Commission,
2.491%, 12/01/2023 (CPI YOY + 1.120%)(2)	170,000	176,873
Ohio Housing Finance Agency,
3.750%, 09/01/2050
(Callable 03/01/2029)(Insured by GNMA)	65,000	72,747
Ohio Turnpike & Infrastructure Commission,
0.000%, 02/15/2034 (Callable 02/15/2031)(5)	70,000	87,643
Port of Greater Cincinnati Development Authority:
3.000%, 05/01/2023 (Callable 05/01/2022)	100,000	100,118
5.000%, 04/01/2030	125,000	162,296
Village of Bluffton OH,
4.000%, 12/01/2032 (Callable 12/01/2027)	160,000	180,851
Total Ohio
(Cost $1,885,418)		1,929,420	5.8%
Oklahoma
Norman Regional Hospital Authority,
5.000%, 09/01/2037 (Callable 09/01/2027)	25,000	30,104
Tulsa Industrial Authority:
5.000%, 10/01/2022	100,000	104,294
5.000%, 10/01/2023	25,000	26,868
Total Oklahoma
(Cost $158,183)		161,266	0.5%
Oregon
Clackamas Community College District,
5.000%, 06/15/2038 (Callable 06/15/2027)(5)	100,000	121,533
Clackamas County Hospital Facility Authority,
5.000%, 05/15/2024	165,000	178,014
Salem Hospital Facility Authority,
5.000%, 05/15/2034 (Callable 05/15/2029)	50,000	63,823
Total Oregon
(Cost $342,207)		363,370	1.1%
Pennsylvania
Allentown City School District,
1.000%, 03/31/2022 (Callable 12/31/2021)
(Insured by ST AID)(6)	200,000	200,001
Bucks County Industrial Development Authority,
3.750%, 09/15/2043 (Callable 09/15/2023)	130,000	135,362
Chester County Industrial Development Authority,
5.000%, 08/01/2035 (Callable 08/01/2023)	135,000	142,559
City of Scranton PA,
5.000%, 09/01/2021(3)	50,000	50,274

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Delaware County Authority,
4.000%, 10/01/2022	$90,000	$93,647
Delaware Valley Regional Finance Authority,
0.550%, 09/01/2048 (SIFMA Municipal
Swap Index + 0.530%) (Callable 09/01/2022)
(Mandatory Tender Date 09/01/2023)(2)	150,000	149,846
East Hempfield Township Industrial
Development Authority,
5.000%, 07/01/2025 (ETM)	150,000	163,267
Montgomery County Industrial
Development Authority,
5.000%, 11/15/2036 (Callable 11/15/2026)	150,000	176,561
Pennsylvania Higher Educational
Facilities Authority:
5.000%, 01/01/2025 (Callable 01/01/2022)	90,000	92,129
5.000%, 05/01/2031 (Callable 05/01/2026)	25,000	29,582
5.000%, 07/01/2035 (Callable 07/01/2026)	100,000	112,627
Pennsylvania Turnpike Commission:
0.000%, 12/01/2040 (Callable 06/01/2029)(5)	75,000	82,520
5.000%, 12/01/2048 (Callable 12/01/2028)	40,000	49,920
Philadelphia Authority for Industrial Development,
3.500%, 12/01/2036 (Callable 12/01/2028)	100,000	109,769
Reading School District,
0.000%, 01/15/2029 (Insured by NATL)	100,000	86,039
Sayre Health Care Facilities Authority,
0.920%, 12/01/2031 (3 Month LIBOR
USD + 0.830%) (Callable 08/02/2021)(2)	165,000	164,629
State Public School Building Authority,
0.000%, 05/15/2030 (Insured by NATL)	200,000	169,682
Total Pennsylvania
(Cost $1,940,977)		2,008,414	6.0%
Rhode Island
Rhode Island Turnpike & Bridge Authority,
4.000%, 10/01/2036 (Callable 10/01/2029)	125,000	147,861
Total Rhode Island
(Cost $138,402)		147,861	0.4%
South Carolina
Florence-Darlington Commission
for Technical Education,
5.000%, 03/01/2024 (Callable 09/01/2023)	100,000	108,822
Patriots Energy Group Financing Agency,
4.000%, 10/01/2048 (Callable 11/01/2023)
(Mandatory Tender Date 02/01/2024)(1)	65,000	70,553
Scago Educational Facilities Corp.
for Spartanburg School District No. 1,
3.375%, 06/01/2030 (Callable 06/01/2025)	100,000	107,588
South Carolina Jobs-Economic
Development Authority:
4.000%, 08/15/2030 (Callable 08/15/2026)	100,000	112,208
5.250%, 08/15/2033 (Callable 08/15/2026)	150,000	174,757
South Carolina State Housing Finance
& Development Authority,
3.800%, 07/01/2034 (Callable 07/01/2024)
(Insured by GNMA)	60,000	61,387
South Carolina Transportation Infrastructure Bank,
0.517%, 10/01/2031 (1 Month LIBOR
USD + 0.450%) (Callable 10/01/2021)(2)	150,000	150,061
Spartanburg County School District No. 7,
5.000%, 03/01/2037 (Callable 03/01/2029)	150,000	191,903
Total South Carolina
(Cost $945,753)		977,279	2.9%
South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	125,000	142,385
Total South Dakota
(Cost $133,374)		142,385	0.4%
Tennessee
City of Memphis TN,
4.000%, 12/01/2035 (Callable 12/01/2026)	125,000	144,274
Total Tennessee
(Cost $144,085)		144,274	0.4%
Texas
Arlington Higher Education Finance Corp.,
4.000%, 08/01/2033
(Callable 08/01/2028) (PSF Guaranteed)	125,000	146,249
Austin-Bergstrom Landhost Enterprises, Inc.,
5.000%, 10/01/2035 (Callable 10/01/2027)	100,000	116,030
Brazoria County Toll Road Authority,
0.000%, 03/01/2038 (Callable 03/01/2030)(5)	55,000	55,763
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)	50,000	48,979
City of Bryan TX,
4.000%, 07/01/2043 (Callable 07/01/2031)
(Insured by BAM)	300,000	359,834
City of Magnolia TX,
5.700%, 09/01/2046(53)	50,000	58,501
Clifton Higher Education Finance Corp.,
5.750%, 08/15/2038 (Callable 08/15/2025)	10,000	11,639
Harris County Cultural Education
Facilities Finance Corp.,
0.590%, 12/01/2049 (SIFMA Municipal
Swap Index + 0.570%) (Callable 06/01/2024)
(Mandatory Tender Date 12/04/2024)(2)	40,000	39,834
Lower Colorado River Authority,
5.000%, 05/15/2040 (Callable 05/15/2025)	75,000	86,232
Matagorda County Navigation District No. 1,
4.400%, 05/01/2030 (Insured by AMBAC)	70,000	85,130
North Texas Tollway Authority,
4.000%, 01/01/2044 (Callable 01/01/2029)	250,000	291,714
Port of Port Arthur Navigation District,
0.020%, 04/01/2040
(Optional Put Date 07/01/2021)(1)	300,000	300,000
Royse City Independent School District,
4.000%, 02/15/2046
(Callable 02/15/2030) (PSF Guaranteed)(6)	500,000	596,651
Tarrant County Cultural Education
Facilities Finance Corp.,
2.250%, 11/15/2025	150,000	158,801
Texas Municipal Gas Acquisition
& Supply Corp. I,
6.250%, 12/15/2026	90,000	106,046
Total Texas
(Cost $2,408,094)		2,461,403	7.4%
Utah
Weber Basin Water Conservancy District,
5.000%, 10/01/2050 (Callable 10/01/2029)	205,000	258,686
Total Utah
(Cost $250,338)		258,686	0.8%
Washington
King County Housing Authority,
4.000%, 11/01/2036 (Callable 11/01/2029)	200,000	237,781
Pend Oreille County Public Utility District No. 1,
5.000%, 01/01/2038 (Callable 01/01/2029)	150,000	177,330

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Washington Health Care Facilities Authority,
1.420%, 01/01/2035 (SIFMA Municipal
Swap Index + 1.400%) (Callable 07/01/2024)
(Mandatory Tender Date 01/01/2025)(2)	$90,000	$90,523
Total Washington
(Cost $469,803)		505,634	1.5%
West Virginia
West Virginia Hospital Finance Authority,
4.000%, 01/01/2038 (Callable 01/01/2029)	75,000	85,808
Total West Virginia
(Cost $85,398)		85,808	0.3%
Wisconsin
Palmyra-Eagle Area School District,
3.000%, 03/01/2025 (Callable 03/01/2023)	75,000	73,804
Public Finance Authority:
5.000%, 07/01/2022	55,000	56,073
5.000%, 10/01/2023(3)	75,000	81,561
5.000%, 10/01/2044 (Callable 04/01/2029)	250,000	307,057
Village of Mount Pleasant WI,
5.000%, 04/01/2048 (Callable 04/01/2028)	150,000	181,016
Wisconsin Center District:
0.000%, 12/15/2030 (Insured by AGM)	450,000	385,190
0.000%, 12/15/2037 (Callable 06/15/2026)
(Insured by BAM)	200,000	118,184
Wisconsin Health &
Educational Facilities Authority,
5.000%, 08/15/2039 (Callable 08/15/2024)	100,000	112,509
Wisconsin Housing & Economic
Development Authority,
3.500%, 07/01/2025(3)	100,000	102,262
Total Wisconsin
(Cost $1,352,728)		1,417,656	4.3%
Wyoming
Carbon County Specific Purpose
Tax Joint Powers Board,
5.000%, 06/15/2025	100,000	114,961
Total Wyoming
(Cost $111,395)		114,961	0.3%
Total Municipal Bonds
(Cost $33,172,375)		34,069,701	102.4%
	Shares
Closed-End Investment Company
Nuveen AMT-Free Quality Municipal
Income Fund, Series D Preferred Shares,
0.320%, 03/01/2029(1)	200	200,000
Total Closed-End Investment Company
(Cost $200,000)		200,000	0.6%
Total Long-Term Investments
(Cost $33,372,375)		34,269,701	103.0%
Short-Term Investment
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free
Cash Trust, Premier Shares, 0.01%(4)	672,466	672,466
Total Short-Term Investment
(Cost $672,466)		672,466	2.0%
Total Investments
(Cost $34,044,841)		34,942,167	105.0%
Liabilities in Excess of Other Assets		(1,678,731)	(5.0)%
TOTAL NET ASSETS		$33,263,436	100.0%
Notes to Schedule of Investments
AGC – Assured Guaranty Corp.
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
BAM – Build America Mutual Assurance Co.
GNMA – Government National Mortgage Association
NATL – National Public Finance Guarantee Corp.
SD CRED PROG – State Credit Enhancement Program
ST AID – State Aid Intercept/Withholding
CPI YOY – Consumer Price Index – Year-Over-Year
ETM – Escrowed to Maturity
LIBOR – London Inter-bank Offered Rate
PSF – Permanent School Fund
SIFMA – Securities Industry and Financial Markets Association
(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2021.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2021.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2021, the value of these securities totaled $2,239,054, which represented 6.73% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2021.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$34,069,701	$—	$34,069,701
Closed-End Investment Company	—	200,000	—	200,000
Total Long-Term Investments	—	34,269,701	—	34,269,701
Short-Term Investment
Money Market Mutual Fund	672,466	—	—	672,466
Total Short-Term Investment	672,466	—	—	672,466
Total Investments	$672,466	$34,269,701	$—	$34,942,167

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Additional Information on Fund Expenses
June 30, 2021 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/21 – 6/30/21).

Actual Expenses

The third and fourth columns of the following tables provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fifth and sixth columns of the following tables provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the tables (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Actual vs. Hypothetical Returns

					Hypothetical (5% return before expenses)
			Actual
		Beginning	Ending		Ending
	Fund’s Annualized	Account Value	Account Value	Expenses Paid	Account Value	Expenses Paid
	Expense Ratio(1)	1/1/21	6/30/21	During Period(1)	6/30/21	During Period(1)
Baird Ultra Short Bond Fund
Institutional Class	0.15%	$1,000.00	$1,001.80	$0.74	$1,024.05	$0.75
Investor Class	0.40%	$1,000.00	$1,000.60	$1.98	$1,022.81	$2.01

Baird Short-Term Bond Fund
Institutional Class	0.30%	$1,000.00	$1,000.70	$1.49	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,000.50	$2.73	$1,022.07	$2.76

Baird Intermediate Bond Fund
Institutional Class	0.30%	$1,000.00	$ 991.60	$1.48	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$ 990.00	$2.71	$1,022.07	$2.76

Baird Aggregate Bond Fund
Institutional Class	0.30%	$1,000.00	$ 985.30	$1.48	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$ 983.80	$2.71	$1,022.07	$2.76

Baird Core Plus Bond Fund
Institutional Class	0.30%	$1,000.00	$ 989.70	$1.48	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$ 988.10	$2.71	$1,022.07	$2.76

Baird Short-Term Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,007.00	$1.49	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,005.80	$2.74	$1,022.07	$2.76

Baird Strategic Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,016.40	$1.50	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,015.20	$2.75	$1,022.07	$2.76

Baird Quality Intermediate Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,001.70	$1.49	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,000.50	$2.73	$1,022.07	$2.76

Baird Core Intermediate Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,009.80	$1.49	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,009.60	$2.74	$1,022.07	$2.76

Baird Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,023.20	$1.50	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,022.10	$2.76	$1,022.07	$2.76

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, 181 days and divided by 365 to reflect the one-half year period.

Statements of Assets and Liabilities
June 30, 2021 (Unaudited)

	Baird	Baird	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value (cost $6,323,274,704, $9,736,391,242,
$6,221,035,995, $34,808,335,124 and $30,266,565,225, respectively)	$6,322,904,001	$9,805,233,193	$6,341,484,736	$35,915,950,738	$31,648,722,332
Interest receivable	35,679,952	51,266,693	32,584,783	186,815,335	192,218,023
Receivable for investments sold	—	—	—	241,995,179	114,526,447
Receivable for Fund shares sold	22,898,117	29,294,449	37,181,108	82,052,488	54,225,090
Uninvested cash	296,516	38,016	25	—	—
Prepaid expenses and other assets	—	—	158,229	173,601	14,262
Total assets	6,381,778,586	9,885,832,351	6,411,408,881	36,426,987,341	32,009,706,154
LIABILITIES:
Payable for securities purchased	128,800,760	278,786,795	145,811,251	623,824,519	417,652,062
Payable for Fund shares redeemed	3,778,127	4,660,902	2,068,562	31,811,478	17,820,283
Due to custodian	—	—	—	13,998,218	2,452,281
Payable to Advisor, net (Note 5)	493,177	1,948,582	1,266,569	7,273,315	6,426,564
Accrued administration fees (Note 5)	246,589	389,716	253,318	1,454,675	1,285,313
Accrued Rule 12b-1 fees (Note 7)	43,783	69,577	20,668	384,905	581,826
Total liabilities	133,362,436	285,855,572	149,420,368	678,747,110	446,218,329
NET ASSETS	$6,248,416,150	$9,599,976,779	$6,261,988,513	$35,748,240,231	$31,563,487,825
NET ASSETS CONSIST OF:
Paid-in capital	$6,250,335,762	$9,497,090,448	$6,092,939,789	$34,664,849,772	$30,186,227,616
Total distributable earnings (loss)	(1,919,612)	102,886,331	169,048,724	1,083,390,459	1,377,260,209
NET ASSETS	$6,248,416,150	$9,599,976,779	$6,261,988,513	$35,748,240,231	$31,563,487,825
INSTITUTIONAL CLASS SHARES
Net Assets	$6,052,811,809	$9,363,025,077	$6,217,256,977	$34,736,969,082	$29,820,147,841
Shares outstanding ($0.01 par value, unlimited shares authorized)	601,202,412	948,672,396	540,547,184	3,022,916,058	2,511,179,507
Net asset value, offering and redemption price per share	$10.07	$9.87	$11.50	$11.49	$11.87
INVESTOR CLASS SHARES
Net Assets	$195,604,341	$236,951,702	$44,731,536	$1,011,271,149	$1,743,339,984
Shares outstanding ($0.01 par value, unlimited shares authorized)	19,380,378	24,016,290	3,708,853	84,890,482	140,467,906
Net asset value, offering and redemption price per share	$10.09	$9.87	$12.06	$11.91	$12.41

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2021 (Unaudited)

			Baird	Baird
	Baird	Baird	Quality	Core
	Short-Term	Strategic	Intermediate	Intermediate	Baird
	Municipal	Municipal	Municipal	Municipal	Municipal
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value (cost $1,761,987,380, $270,835,927,
$1,500,127,771, $1,082,431,430 and $34,044,841, respectively)	$1,788,447,837	$274,280,874	$1,567,384,551	$1,118,717,982	$34,942,167
Interest receivable	13,201,466	1,720,859	13,169,476	8,130,161	251,889
Receivable for investments sold	—	—	—	—	32,400
Receivable for Fund shares sold	9,857,320	1,559,545	3,280,593	2,297,869	—
Deposits with broker for futures contracts	—	196,334	—	—	—
Uninvested cash	3,261	18,037	—	2,701	—
Prepaid expenses and other assets	—	9,295	—	—	—
Total assets	1,811,509,884	277,784,944	1,583,834,620	1,129,148,713	35,226,456
LIABILITIES:
Payable for securities purchased	18,872,724	11,335,509	5,798,090	17,679,919	1,953,365
Payable for Fund shares redeemed	1,273,650	14,000	382,175	263,496	—
Due to custodian	—	—	22,180	—	—
Payable to Advisor, net (Note 5)	362,168	54,060	322,941	225,333	6,498
Payable for variation margin on futures contracts	—	29,297	—	—	—
Accrued administration fees (Note 5)	72,437	10,812	64,589	45,069	1,298
Accrued Rule 12b-1 fees (Note 7)	42,324	4,237	66,365	5,799	1,859
Total liabilities	20,623,303	11,447,915	6,656,340	18,219,616	1,963,020
NET ASSETS	$1,790,886,581	$266,337,029	$1,577,178,280	$1,110,929,097	$33,263,436
NET ASSETS CONSIST OF:
Paid-in capital	$1,761,921,240	$261,102,370	$1,520,362,252	$1,072,324,637	$32,100,349
Total distributable earnings	28,965,341	5,234,659	56,816,028	38,604,460	1,163,087
NET ASSETS	$1,790,886,581	$266,337,029	$1,577,178,280	$1,110,929,097	$33,263,436
INSTITUTIONAL CLASS SHARES
Net Assets	$1,689,772,442	$257,876,483	$1,524,359,836	$1,084,646,227	$30,039,253
Shares outstanding ($0.01 par value, unlimited shares authorized)	161,913,118	23,891,856	127,665,278	98,751,277	2,775,246
Net asset value, offering and redemption price per share	$10.44	$10.79	$11.94	$10.98	$10.82
INVESTOR CLASS SHARES
Net Assets	$101,114,139	$8,460,546	$52,818,444	$26,282,870	$3,224,183
Shares outstanding ($0.01 par value, unlimited shares authorized)	9,705,542	783,985	4,313,025	2,394,249	298,320
Net asset value, offering and redemption price per share	$10.42	$10.79	$12.25	$10.98	$10.81

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2021 (Unaudited)

	Baird	Baird	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$16,443,226	$67,971,510	$55,189,355	$333,688,435	$370,722,926
Other income	—	—	—	5,594	11,188
Total investment income	16,443,226	67,971,510	55,189,355	333,694,029	370,734,114

EXPENSES:
Investment advisory fees (Note 5)	6,583,426	11,713,917	7,112,077	42,558,381	37,459,548
Administration fees (Note 5)	1,316,685	2,342,783	1,422,415	8,511,676	7,491,910
Rule 12b-1 fees – Investor Class Shares (Note 7)	237,534	269,957	61,030	1,244,656	2,699,550
Total expenses	8,137,645	14,326,657	8,595,522	52,314,713	47,651,008
Fee waiver by Advisor (Note 5)	(3,950,055)	—	—	—	—
Net expenses	4,187,590	14,326,657	8,595,522	52,314,713	47,651,008
NET INVESTMENT INCOME	12,255,636	53,644,853	46,593,833	281,379,316	323,083,106

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	458,811	24,886,700	45,884,141	33,402,787	24,046,187
Net change in unrealized depreciation on investments	(3,805,729)	(69,044,101)	(133,564,769)	(782,380,105)	(650,697,869)
Net realized and unrealized loss on investments	(3,346,918)	(44,157,401)	(87,680,628)	(748,977,318)	(626,651,682)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$8,908,718	$9,487,452	$(41,086,795)	$(467,598,002)	$(303,568,576)
The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2021 (Unaudited)

			Baird	Baird
	Baird	Baird	Quality	Core
	Short-Term	Strategic	Intermediate	Intermediate	Baird
	Municipal	Municipal	Municipal	Municipal	Municipal
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income	$13,002,038	$1,524,526	$16,264,461	$9,381,036	$295,017
Total investment income	13,002,038	1,524,526	16,264,461	9,381,036	295,017

EXPENSES:
Investment advisory fees (Note 5)	2,149,603	283,178	1,907,322	1,237,954	34,238
Administration fees (Note 5)	429,921	56,636	381,464	247,591	6,848
Rule 12b-1 fees – Investor Class Shares (Note 7)	117,470	10,100	66,022	28,484	3,575
Total expenses	2,696,994	349,914	2,354,808	1,514,029	44,661
NET INVESTMENT INCOME	10,305,044	1,174,612	13,909,653	7,867,007	250,356

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
Investments	2,576,707	1,376,758	(810,743)	1,885,061	206,601
Futures contracts	—	46,305	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(1,104,353)	1,233,998	(10,682,677)	832,022	190,757
Futures contracts	—	(66,813)	—	—	—
Net realized and unrealized gain (loss) on investments	1,472,354	2,590,248	(11,493,420)	2,717,083	397,358
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,777,398	$3,764,860	$2,416,233	$10,584,090	$647,714

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Baird Ultra Short Bond Fund		Baird Short-Term Bond Fund
	Six Months Ended		Six Months Ended
	June 30, 2021	Year Ended	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020	(Unaudited)	December 31, 2020
OPERATIONS:
Net investment income	$12,255,636	$34,205,604	$53,644,853	$142,297,292
Net realized gain on investments	458,811	3,997,972	24,886,700	94,099,405
Net change in unrealized appreciation (depreciation) on investments	(3,805,729)	841,943	(69,044,101)	63,720,034
Net increase in net assets resulting from operations	8,908,718	39,045,519	9,487,452	300,116,731

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,815,673,759	5,157,653,645	2,623,049,465	4,721,546,127
Shares issued to holders in reinvestment of distributions	13,946,975	36,864,816	49,108,617	191,263,918
Cost of shares redeemed	(2,154,673,367)	(2,349,866,576)	(2,010,850,323)	(2,673,470,942)
Net increase in net assets resulting from capital share transactions	1,674,947,367	2,844,651,885	661,307,759	2,239,339,103

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(14,252,139)	(37,083,722)	(53,032,820)	(203,405,971)
Investor Class	(308,024)	(1,027,965)	(1,004,158)	(4,268,709)
Total net distributions to shareholders	(14,560,163)	(38,111,687)	(54,036,978)	(207,674,680)

TOTAL INCREASE IN NET ASSETS	1,669,295,922	2,845,585,717	616,758,233	2,331,781,154

NET ASSETS:
Beginning of period	4,579,120,228	1,733,534,511	8,983,218,546	6,651,437,392
End of period	$6,248,416,150	$4,579,120,228	$9,599,976,779	$8,983,218,546

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Baird Intermediate Bond Fund		Baird Aggregate Bond Fund
	Six Months Ended		Six Months Ended
	June 30, 2021	Year Ended	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020	(Unaudited)	December 31, 2020
OPERATIONS:
Net investment income	$46,593,833	$103,434,240	$281,379,316	$580,188,196
Net realized gain on investments	45,884,141	94,825,703	33,402,787	450,058,874
Net change in unrealized appreciation (depreciation) on investments	(133,564,769)	131,357,344	(782,380,105)	1,082,021,852
Net increase (decrease) in net assets resulting from operations	(41,086,795)	329,617,287	(467,598,002)	2,112,268,922

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,429,079,841	1,550,823,989	7,055,672,483	14,671,793,407
Shares issued to holders in reinvestment of distributions	39,277,653	150,464,993	290,538,838	897,531,339
Cost of shares redeemed	(439,010,050)	(933,016,520)	(3,715,117,745)	(6,436,143,568)
Net increase in net assets resulting from capital share transactions	1,029,347,444	768,272,462	3,631,093,576	9,133,181,178

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(45,559,540)	(170,877,181)	(311,028,432)	(957,457,896)
Investor Class	(317,447)	(1,643,514)	(7,777,303)	(28,240,671)
Total net distributions to shareholders	(45,876,987)	(172,520,695)	(318,805,735)	(985,698,567)

TOTAL INCREASE IN NET ASSETS	942,383,662	925,369,054	2,844,689,839	10,259,751,533

NET ASSETS:
Beginning of period	5,319,604,851	4,394,235,797	32,903,550,392	22,643,798,859
End of period	$6,261,988,513	$5,319,604,851	$35,748,240,231	$32,903,550,392

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Baird Core Plus Bond Fund		Baird Short-Term Municipal Bond Fund
	Six Months Ended		Six Months Ended
	June 30, 2021	Year Ended	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020	(Unaudited)	December 31, 2020
OPERATIONS:
Net investment income	$323,083,106	$649,778,639	$10,305,044	$19,158,897
Net realized gain on investments	24,046,187	377,481,315	2,576,707	15,898
Net change in unrealized appreciation (depreciation) on investments	(650,697,869)	1,156,986,439	(1,104,353)	17,888,577
Net increase (decrease) in net assets resulting from operations	(303,568,576)	2,184,246,393	11,777,398	37,063,372

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,166,042,331	9,935,514,754	651,610,491	1,268,274,181
Shares issued to holders in reinvestment of distributions	315,518,673	893,836,372	8,241,680	15,454,180
Cost of shares redeemed	(3,765,368,787)	(6,490,498,603)	(482,475,988)	(705,651,336)
Net increase in net assets resulting from capital share transactions	2,716,192,217	4,338,852,523	177,376,183	578,077,025

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(319,077,327)	(877,183,905)	(10,016,663)	(17,690,198)
Investor Class	(19,922,076)	(80,861,249)	(462,071)	(945,980)
Total net distributions to shareholders	(338,999,403)	(958,045,154)	(10,478,734)	(18,636,178)

TOTAL INCREASE IN NET ASSETS	2,073,624,238	5,565,053,762	178,674,847	596,504,219

NET ASSETS:
Beginning of period	29,489,863,587	23,924,809,825	1,612,211,734	1,015,707,515
End of period	$31,563,487,825	$29,489,863,587	$1,790,886,581	$1,612,211,734

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Baird Strategic Municipal Bond Fund		Baird Quality Intermediate Municipal Bond Fund
	Six Months Ended		Six Months Ended
	June 30, 2021	Year Ended	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020	(Unaudited)	December 31, 2020
OPERATIONS:
Net investment income	$1,174,612	$1,059,938	$13,909,653	$28,199,138
Net realized gain (loss) on investments	1,423,063	1,286,575	(810,743)	(78,247)
Net change in unrealized appreciation (depreciation) on investments	1,167,185	2,171,814	(10,682,677)	29,683,436
Net increase in net assets resulting from operations	3,764,860	4,518,327	2,416,233	57,804,327

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	112,913,302	175,516,418	222,335,953	489,982,241
Shares issued to holders in reinvestment of distributions	1,136,592	1,816,257	12,444,866	24,192,861
Cost of shares redeemed	(21,614,681)	(20,666,990)	(147,487,267)	(385,275,248)
Net increase in net assets resulting from capital share transactions	92,435,213	156,665,685	87,293,552	128,899,854

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(1,153,012)	(1,794,911)	(13,739,608)	(26,280,951)
Investor Class	(32,581)	(107,286)	(414,577)	(1,218,131)
Total net distributions to shareholders	(1,185,593)	(1,902,197)	(14,154,185)	(27,499,082)

TOTAL INCREASE IN NET ASSETS	95,014,480	159,281,815	75,555,600	159,205,099

NET ASSETS:
Beginning of period	171,322,549	12,040,734	1,501,622,680	1,342,417,581
End of period	$266,337,029	$171,322,549	$1,577,178,280	$1,501,622,680

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Baird Core Intermediate Municipal Bond Fund		Baird Municipal Bond Fund
	Six Months Ended		Six Months Ended
	June 30, 2021	Year Ended	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020	(Unaudited)	December 31, 2020
OPERATIONS:
Net investment income	$7,867,007	$13,384,321	$250,356	$301,012
Net realized gain on investments	1,885,061	2,308,013	206,601	421,211
Net change in unrealized appreciation on investments	832,022	17,146,048	190,757	664,767
Net increase in net assets resulting from operations	10,584,090	32,838,382	647,714	1,386,990

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	340,519,149	503,302,866	11,139,568	13,623,172
Shares issued to holders in reinvestment of distributions	6,539,531	11,616,466	209,452	613,016
Cost of shares redeemed	(103,187,680)	(209,742,930)	(382,803)	(445,444)
Net increase in net assets resulting from capital share transactions	243,871,000	305,176,402	10,966,217	13,790,744

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(7,820,555)	(14,625,581)	(229,151)	(655,522)
Investor Class	(156,627)	(331,006)	(23,164)	(37,344)
Total net distributions to shareholders	(7,977,182)	(14,956,587)	(252,315)	(692,866)

TOTAL INCREASE IN NET ASSETS	246,477,908	323,058,197	11,361,616	14,484,868

NET ASSETS:
Beginning of period	864,451,189	541,392,992	21,901,820	7,416,952
End of period	$1,110,929,097	$864,451,189	$33,263,436	$21,901,820

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Ultra Short Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019		2018	2017		2016
Per Share Data:
Net asset value, beginning of period	$10.08		$10.06	$10.01		$10.03	$10.03		$9.98
Income from investment operations:
Net investment income(1)	0.02		0.12	0.26		0.23	0.13		0.11
Net realized and unrealized gains (losses) on investments	(0.00	)(2)	0.05 (3)	0.05		(0.04)	0.00	(2)(3)	0.04
Total from investment operations	0.02		0.17	0.31		0.19	0.13		0.15
Less distributions:
Distributions from net investment income	(0.03)		(0.14)	(0.26)		(0.21)	(0.13)		(0.10)
Distributions from net realized gains	—		(0.01)	(0.00	)(2)	—	—		—
Total distributions	(0.03)		(0.15)	(0.26)		(0.21)	(0.13)		(0.10)
Net asset value, end of period	$10.07		$10.08	$10.06		$10.01	$10.03		$10.03
Total return	0.18	%(4)	1.66%	3.11%		1.95%	1.30%		1.56%
Supplemental data and ratios:
Net assets, end of period (millions)	$6,052.8		$4,456.4	$1,701.0		$1,031.5	$532.0		$387.3
Ratio of expenses to average net assets	0.15	%(5)	0.15%	0.15%		0.15%	0.15%		0.15%
Ratio of expenses to average net assets (before waivers)	0.30	%(5)	0.30%	0.30%		0.30%	0.30%		0.30%
Ratio of net investment income to average net assets	0.47	%(5)	1.24%	2.61%		2.24%	1.31%		1.05%
Ratio of net investment income to average net assets (before waivers)	0.32	%(5)	1.09%	2.46%		2.09%	1.16%		0.90%
Portfolio turnover rate(6)	41	%(4)	92%	70%		66%	83%		97%

Baird Ultra Short Bond Fund – Investor Class

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019		2018	2017	2016
Per Share Data:
Net asset value, beginning of period	$10.10		$10.05	$10.00		$10.03	$10.03	$9.98
Income from investment operations:
Net investment income(1)	0.01		0.10	0.24		0.20	0.11	0.08
Net realized and unrealized gains (losses) on investments	(0.00	)(2)	0.07 (3)	0.04		(0.04)	(0.01)	0.05
Total from investment operations	0.01		0.17	0.28		0.16	0.10	0.13
Less distributions:
Distributions from net investment income	(0.02)		(0.11)	(0.23)		(0.19)	(0.10)	(0.08)
Distributions from net realized gains	—		(0.01)	(0.00	)(2)	—	—	—
Total distributions	(0.02)		(0.12)	(0.23)		(0.19)	(0.10)	(0.08)
Net asset value, end of period	$10.09		$10.10	$10.05		$10.00	$10.03	$10.03
Total return	0.06	%(4)	1.66%	2.87%		1.60%	1.05%	1.32%
Supplemental data and ratios:
Net assets, end of period (millions)	$195.6		$122.7	$32.5		$15.6	$7.6	$5.2
Ratio of expenses to average net assets	0.40	%(5)	0.40%	0.40%		0.40%	0.40%	0.40%
Ratio of expenses to average net assets (before waivers)	0.55	%(5)	0.55%	0.55%		0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	0.22	%(5)	0.99%	2.36%		1.99%	1.06%	0.80%
Ratio of net investment income to average net assets (before waivers)	0.07	%(5)	0.84%	2.21%		1.84%	0.91%	0.65%
Portfolio turnover rate(6)	41	%(4)	92%	70%		66%	83%	97%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019	2018	2017		2016
Per Share Data:
Net asset value, beginning of period	$9.92		$9.77	$9.57	$9.64	$9.66		$9.60
Income from investment operations:
Net investment income(1)	0.06		0.18	0.24	0.21	0.17		0.15
Net realized and unrealized gains (losses) on investments	(0.05)		0.23	0.20	(0.07)	(0.02)		0.06
Total from investment operations	0.01		0.41	0.44	0.14	0.15		0.21
Less distributions:
Distributions from net investment income	(0.06)		(0.19)	(0.24)	(0.21)	(0.17)		(0.15)
Distributions from net realized gains	—		(0.07)	—	—	(0.00	)(2)	(0.00	)(2)
Total distributions	(0.06)		(0.26)	(0.24)	(0.21)	(0.17)		(0.15)
Net asset value, end of period	$9.87		$9.92	$9.77	$9.57	$9.64		$9.66
Total return	0.07	%(3)	4.23%	4.68%	1.49%	1.53%		2.25%
Supplemental data and ratios:
Net assets, end of period (millions)	$9,363.0		$8,790.5	$6,469.1	$5,596.2	$5,399.7		$3,769.3
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30%	0.30%	0.30%		0.30%
Ratio of net investment income to average net assets	1.15	%(4)	1.87%	2.50%	2.21%	1.73%		1.57%
Portfolio turnover rate(5)	33	%(3)	64%	64%	58%	55%		44%

Baird Short-Term Bond Fund – Investor Class

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019	2018	2017		2016
Per Share Data:
Net asset value, beginning of period	$9.91		$9.77	$9.57	$9.64	$9.66		$9.60
Income from investment operations:
Net investment income(1)	0.04		0.16	0.22	0.19	0.14		0.13
Net realized and unrealized gains (losses) on investments	(0.04)		0.21	0.20	(0.07)	(0.02)		0.06
Total from investment operations	0.00	(2)	0.37	0.42	0.12	0.12		0.19
Less distributions:
Distributions from net investment income	(0.04)		(0.16)	(0.22)	(0.19)	(0.14)		(0.13)
Distributions from net realized gains	—		(0.07)	—	—	(0.00	)(2)	(0.00	)(2)
Total distributions	(0.04)		(0.23)	(0.22)	(0.19)	(0.14)		(0.13)
Net asset value, end of period	$9.87		$9.91	$9.77	$9.57	$9.64		$9.66
Total return	0.05	%(3)	3.86%	4.42%	1.24%	1.28%		2.00%
Supplemental data and ratios:
Net assets, end of period (millions)	$237.0		$192.7	$182.4	$145.0	$134.9		$104.9
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55%	0.55%	0.55%		0.55%
Ratio of net investment income to average net assets	0.90	%(4)	1.62%	2.25%	1.96%	1.48%		1.32%
Portfolio turnover rate(5)	33	%(3)	64%	64%	58%	55%		44%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Intermediate Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019	2018	2017		2016
Per Share Data:
Net asset value, beginning of period	$11.69		$11.27	$10.80	$11.01	$10.97		$10.93
Income from investment operations:
Net investment income(1)	0.09		0.25	0.29	0.27	0.26		0.25
Net realized and unrealized gains (losses) on investments	(0.19)		0.58	0.46	(0.21)	0.04		0.06
Total from investment operations	(0.10)		0.83	0.75	0.06	0.30		0.31
Less distributions:
Distributions from net investment income	(0.09)		(0.25)	(0.28)	(0.27)	(0.26)		(0.25)
Distributions from net realized gains	—		(0.16)	—	—	(0.00	)(2)	(0.02)
Total distributions	(0.09)		(0.41)	(0.28)	(0.27)	(0.26)		(0.27)
Net asset value, end of period	$11.50		$11.69	$11.27	$10.80	$11.01		$10.97
Total return	(0.84	)%(3)	7.42%	7.05%	0.58%	2.74%		2.83%
Supplemental data and ratios:
Net assets, end of period (millions)	$6,217.3		$5,264.4	$4,342.1	$3,264.9	$2,902.0		$2,209.1
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30%	0.30%	0.30%		0.30%
Ratio of net investment income to average net assets	1.64	%(4)	2.17%	2.57%	2.51%	2.32%		2.21%
Portfolio turnover rate(5)	22	%(3)	37%	26%	32%	31%		30%

Baird Intermediate Bond Fund – Investor Class

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019	2018	2017		2016
Per Share Data:
Net asset value, beginning of period	$12.26		$11.80	$11.29	$11.50	$11.44		$11.39
Income from investment operations:
Net investment income(1)	0.08		0.23	0.27	0.25	0.24		0.23
Net realized and unrealized gains (losses) on investments	(0.20)		0.61	0.50	(0.22)	0.04		0.06
Total from investment operations	(0.12)		0.84	0.77	0.03	0.28		0.29
Less distributions:
Distributions from net investment income	(0.08)		(0.22)	(0.26)	(0.24)	(0.22)		(0.22)
Distributions from net realized gains	—		(0.16)	—	—	(0.00	)(2)	(0.02)
Total distributions	(0.08)		(0.38)	(0.26)	(0.24)	(0.22)		(0.24)
Net asset value, end of period	$12.06		$12.26	$11.80	$11.29	$11.50		$11.44
Total return	(1.00	)%(3)	7.16%	6.83%	0.30%	2.53%		2.55%
Supplemental data and ratios:
Net assets, end of period (millions)	$44.7		$55.2	$52.2	$47.3	$53.9		$98.1
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55%	0.55%	0.55%		0.55%
Ratio of net investment income to average net assets	1.39	%(4)	1.92%	2.32%	2.26%	2.07%		1.96%
Portfolio turnover rate(5)	22	%(3)	37%	26%	32%	31%		30%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Aggregate Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of period	$11.77		$11.21	$10.53	$10.87	$10.70	$10.61
Income from investment operations:
Net investment income(1)	0.09		0.25	0.30	0.29	0.26	0.25
Net realized and unrealized gains (losses) on investments	(0.26)		0.71	0.69	(0.33)	0.19	0.12
Total from investment operations	(0.17)		0.96	0.99	(0.04)	0.45	0.37
Less distributions:
Distributions from net investment income	(0.11)		(0.27)	(0.31)	(0.30)	(0.28)	(0.26)
Distributions from net realized gains	—		(0.13)	—	—	—	(0.02)
Total distributions	(0.11)		(0.40)	(0.31)	(0.30)	(0.28)	(0.28)
Net asset value, end of period	$11.49		$11.77	$11.21	$10.53	$10.87	$10.70
Total return	(1.47	)%(2)	8.63%	9.48%	(0.30)%	4.20%	3.52%
Supplemental data and ratios:
Net assets, end of period (millions)	$34,737.0		$31,874.6	$21,857.4	$14,897.5	$13,582.8	$9,769.9
Ratio of expenses to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	1.66	%(3)	2.13%	2.74%	2.77%	2.40%	2.25%
Portfolio turnover rate(4)	17	%(2)	35%	31%	24%	28%	36%

Baird Aggregate Bond Fund – Investor Class

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of period	$12.20		$11.60	$10.89	$11.23	$11.05	$10.94
Income from investment operations:
Net investment income(1)	0.08		0.23	0.28	0.27	0.24	0.23
Net realized and unrealized gains (losses) on investments	(0.28)		0.74	0.71	(0.33)	0.19	0.14
Total from investment operations	(0.20)		0.97	0.99	(0.06)	0.43	0.37
Less distributions:
Distributions from net investment income	(0.09)		(0.24)	(0.28)	(0.28)	(0.25)	(0.24)
Distributions from net realized gains	—		(0.13)	—	—	—	(0.02)
Total distributions	(0.09)		(0.37)	(0.28)	(0.28)	(0.25)	(0.26)
Net asset value, end of period	$11.91		$12.20	$11.60	$10.89	$11.23	$11.05
Total return	(1.62	)%(2)	8.42%	9.17%	(0.54)%	3.90%	3.34%
Supplemental data and ratios:
Net assets, end of period (millions)	$1,011.3		$1,029.0	$786.4	$718.2	$825.4	$809.1
Ratio of expenses to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	1.41	%(3)	1.88%	2.49%	2.52%	2.15%	2.00%
Portfolio turnover rate(4)	17	%(2)	35%	31%	24%	28%	36%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Plus Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of period	$12.14		$11.56	$10.82	$11.22	$11.03	$10.85
Income from investment operations:
Net investment income(1)	0.13		0.29	0.33	0.33	0.30	0.29
Net realized and unrealized gains (losses) on investments	(0.27)		0.72	0.75	(0.39)	0.21	0.22
Total from investment operations	(0.14)		1.01	1.08	(0.06)	0.51	0.51
Less distributions:
Distributions from net investment income	(0.13)		(0.31)	(0.34)	(0.34)	(0.32)	(0.31)
Distributions from net realized gains	—		(0.12)	—	—	—	(0.02)
Total distributions	(0.13)		(0.43)	(0.34)	(0.34)	(0.32)	(0.33)
Net asset value, end of period	$11.87		$12.14	$11.56	$10.82	$11.22	$11.03
Total return	(1.03	)%(2)	8.80%	10.11%	(0.51)%	4.65%	4.73%
Supplemental data and ratios:
Net assets, end of period (millions)	$29,820.1		$26,805.5	$21,424.9	$15,635.3	$13,920.2	$10,023.6
Ratio of expenses to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	2.17	%(3)	2.46%	2.95%	3.01%	2.68%	2.61%
Portfolio turnover rate(4)	15	%(2)	33%	26%	26%	30%	33%

Baird Core Plus Bond Fund – Investor Class

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of period	$12.68		$12.05	$11.28	$11.68	$11.46	$11.26
Income from investment operations:
Net investment income(1)	0.12		0.28	0.32	0.31	0.28	0.27
Net realized and unrealized gains (losses) on investments	(0.27)		0.74	0.76	(0.40)	0.23	0.23
Total from investment operations	(0.15)		1.02	1.08	(0.09)	0.51	0.50
Less distributions:
Distributions from net investment income	(0.12)		(0.28)	(0.31)	(0.31)	(0.29)	(0.28)
Distributions from net realized gains	—		(0.11)	—	—	—	(0.02)
Total distributions	(0.12)		(0.39)	(0.31)	(0.31)	(0.29)	(0.30)
Net asset value, end of period	$12.41		$12.68	$12.05	$11.28	$11.68	$11.46
Total return	(1.19	)%(2)	8.58%	9.69%	(0.74)%	4.47%	4.47%
Supplemental data and ratios:
Net assets, end of period (millions)	$1,743.3		$2,684.3	$2,500.0	$2,171.0	$2,431.0	$2,881.8
Ratio of expenses to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	1.92	%(3)	2.21%	2.70%	2.76%	2.43%	2.36%
Portfolio turnover rate(4)	15	%(2)	33%	26%	26%	30%	33%
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Municipal Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019	2018		2017		2016
Per Share Data:
Net asset value, beginning of period	$10.43		$10.26	$10.06	$10.08		$9.97		$10.04
Income from investment operations:
Net investment income(1)	0.06		0.17	0.20	0.20		0.18		0.15
Net realized and unrealized gains (losses) on investments	0.01		0.16	0.20	(0.03)		0.10		(0.08)
Total from investment operations	0.07		0.33	0.40	0.17		0.28		0.07
Less distributions:
Distributions from net investment income	(0.06)		(0.16)	(0.20)	(0.19)		(0.17)		(0.14)
Distributions from net realized gains	—		—	—	(0.00	)(2)	(0.00	)(2)	(0.00	)(2)
Total distributions	(0.06)		(0.16)	(0.20)	(0.19)		(0.17)		(0.14)
Net asset value, end of period	$10.44		$10.43	$10.26	$10.06		$10.08		$9.97
Total return	0.70	%(3)	3.25%	3.96%	1.75%		2.84%		0.71%
Supplemental data and ratios:
Net assets, end of period (millions)	$1,689.8		$1,520.0	$926.1	$281.2		$120.9		$52.4
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30%	0.30%		0.30%		0.30%
Ratio of net investment income to average net assets	1.21	%(4)	1.61%	1.96%	2.03%		1.74%		1.44%
Portfolio turnover rate(5)	27	%(3)	32%	34%	107%		54%		38%

Baird Short-Term Municipal Bond Fund – Investor Class

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019	2018		2017		2016
Per Share Data:
Net asset value, beginning of period	$10.41		$10.25	$10.04	$10.06		$9.96		$10.04
Income from investment operations:
Net investment income(1)	0.05		0.14	0.17	0.18		0.15		0.12
Net realized and unrealized gains (losses) on investments	0.01		0.15	0.21	(0.03)		0.09		(0.08)
Total from investment operations	0.06		0.29	0.38	0.15		0.24		0.04
Less distributions:
Distributions from net investment income	(0.05)		(0.13)	(0.17)	(0.17)		(0.14)		(0.12)
Distributions from net realized gains	—		—	—	(0.00	)(2)	(0.00	)(2)	(0.00	)(2)
Total distributions	(0.05)		(0.13)	(0.17)	(0.17)		(0.14)		(0.12)
Net asset value, end of period	$10.42		$10.41	$10.25	$10.04		$10.06		$9.96
Total return	0.58	%(3)	2.90%	3.81%	1.52%		2.45%		0.40%
Supplemental data and ratios:
Net assets, end of period (millions)	$101.1		$92.2	$89.6	$64.0		$4.9		$6.3
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55%	0.55%		0.55%		0.55%
Ratio of net investment income to average net assets	0.96	%(4)	1.36%	1.71%	1.78%		1.49%		1.19%
Portfolio turnover rate(5)	27	%(3)	32%	34%	107%		54%		38%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Strategic Municipal Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2021		Year Ended	Period Ended
	(Unaudited)		December 31, 2020	December 31, 2019(1)
Per Share Data:
Net asset value, beginning of period	$10.67		$10.07	$10.00
Income from investment operations:
Net investment income(2)	0.06		0.18	0.02
Net realized and unrealized gain on investments	0.12		0.66	0.07
Total from investment operations	0.18		0.84	0.09
Less distributions:
Distributions from net investment income	(0.06)		(0.17)	(0.02)
Distributions from net realized gains	—		(0.07)	—
Total distributions	(0.06)		(0.24)	(0.02)
Net asset value, end of period	$10.79		$10.67	$10.07
Total return	1.64	%(3)	8.39%	0.88	%(3)
Supplemental data and ratios:
Net assets, end of period (millions)	$257.9		$164.3	$12.0
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30	%(4)
Ratio of net investment income to average net assets	1.05	%(4)	1.72%	1.60	%(4)
Portfolio turnover rate(5)	47	%(3)	119%	47	%(3)

Baird Strategic Municipal Bond Fund – Investor Class

	Six Months Ended
	June 30, 2021		Year Ended	Period Ended
	(Unaudited)		December 31, 2020	December 31, 2019(1)
Per Share Data:
Net asset value, beginning of period	$10.67		$10.07	$10.00
Income from investment operations:
Net investment income(2)	0.04		0.15	0.02
Net realized and unrealized gain on investments	0.12		0.67	0.06
Total from investment operations	0.16		0.82	0.08
Less distributions:
Distributions from net investment income	(0.04)		(0.15)	(0.01)
Distributions from net realized gains	—		(0.07)	—
Total distributions	(0.04)		(0.22)	(0.01)
Net asset value, end of period	$10.79		$10.67	$10.07
Total return	1.52	%(3)	8.13%	0.85	%(3)
Supplemental data and ratios:
Net assets, end of period (thousands)	$8,460.5		$6,976.1	$27.4
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55	%(4)
Ratio of net investment income to average net assets	0.80	%(4)	1.47%	1.35	%(4)
Portfolio turnover rate(5)	47	%(3)	119%	47	%(3)

(1)	Inception was close of business on November 15, 2019.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Quality Intermediate Municipal Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019	2018	2017		2016
Per Share Data:
Net asset value, beginning of period	$12.03		$11.75	$11.38	$11.52	$11.43		$11.74
Income from investment operations:
Net investment income(1)	0.11		0.24	0.27	0.27	0.27		0.26
Net realized and unrealized gains (losses) on investments	(0.09)		0.28	0.37	(0.14)	0.09		(0.31)
Total from investment operations	0.02		0.52	0.64	0.13	0.36		(0.05)
Less distributions:
Distributions from net investment income	(0.11)		(0.24)	(0.27)	(0.27)	(0.27)		(0.26)
Distributions from return of capital	—		—	—	—	(0.00	)(2)	—
Total distributions	(0.11)		(0.24)	(0.27)	(0.27)	(0.27)		(0.26)
Net asset value, end of period	$11.94		$12.03	$11.75	$11.38	$11.52		$11.43
Total return	0.17	%(3)	4.43%	5.65%	1.19%	3.12%		(0.46)%
Supplemental data and ratios:
Net assets, end of period (millions)	$1,524.4		$1,449.2	$1,257.4	$1,009.2	$1,044.1		$936.2
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30%	0.30%	0.30%		0.30%
Ratio of net investment income to average net assets	1.83	%(4)	2.03%	2.30%	2.39%	2.29%		2.19%
Portfolio turnover rate(5)	10	%(3)	15%	20%	40%	31%		22%

Baird Quality Intermediate Municipal Bond Fund – Investor Class

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019	2018	2017		2016
Per Share Data:
Net asset value, beginning of period	$12.34		$12.04	$11.66	$11.80	$11.69		$12.00
Income from investment operations:
Net investment income(1)	0.10		0.22	0.24	0.25	0.24		0.23
Net realized and unrealized gains (losses) on investments	(0.09)		0.29	0.38	(0.15)	0.11		(0.31)
Total from investment operations	0.01		0.51	0.62	0.10	0.35		(0.08)
Less distributions:
Distributions from net investment income	(0.10)		(0.21)	(0.24)	(0.24)	(0.24)		(0.23)
Distributions from return of capital	—		—	—	—	(0.00	)(2)	—
Total distributions	(0.10)		(0.21)	(0.24)	(0.24)	(0.24)		(0.23)
Net asset value, end of period	$12.25		$12.34	$12.04	$11.66	$11.80		$11.69
Total return	0.05	%(3)	4.23%	5.33%	0.90%	2.97%		(0.70)%
Supplemental data and ratios:
Net assets, end of period (millions)	$52.8		$52.4	$85.1	$110.8	$107.3		$136.1
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55%	0.55%	0.55%		0.55%
Ratio of net investment income to average net assets	1.58	%(4)	1.78%	2.05%	2.14%	2.00%		1.94%
Portfolio turnover rate(5)	10	%(3)	15%	20%	40%	31%		22%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Intermediate Municipal Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of period	$10.96		$10.65	$10.22	$10.32	$10.01	$10.13
Income from investment operations:
Net investment income(1)	0.09		0.23	0.25	0.23	0.21	0.18
Net realized and unrealized gains (losses) on investments	0.02		0.33	0.43	(0.10)	0.30	(0.05)
Total from investment operations	0.11		0.56	0.68	0.13	0.51	0.13
Less distributions:
Distributions from net investment income	(0.09)		(0.22)	(0.24)	(0.23)	(0.20)	(0.18)
Distributions from net realized gains	—		(0.03)	(0.01)	—	—	(0.07)
Total distributions	(0.09)		(0.25)	(0.25)	(0.23)	(0.20)	(0.25)
Net asset value, end of period	$10.98		$10.96	$10.65	$10.22	$10.32	$10.01
Total return	0.98	%(2)	5.26%	6.75%	1.30%	5.15%	1.14%
Supplemental data and ratios:
Net assets, end of period (millions)	$1,084.6		$842.2	$535.5	$378.1	$234.8	$96.3
Ratio of expenses to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	1.59	%(3)	2.09%	2.36%	2.30%	2.04%	1.79%
Portfolio turnover rate(4)	21	%(2)	35%	38%	70%	66%	95%

Baird Core Intermediate Municipal Bond Fund – Investor Class

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of period	$10.95		$10.64	$10.22	$10.32	$10.00	$10.13
Income from investment operations:
Net investment income(1)	0.07		0.20	0.22	0.21	0.18	0.16
Net realized and unrealized gains (losses) on investments	0.03		0.33	0.43	(0.11)	0.32	(0.06)
Total from investment operations	0.10		0.53	0.65	0.10	0.50	0.10
Less distributions:
Distributions from net investment income	(0.07)		(0.19)	(0.22)	(0.20)	(0.18)	(0.16)
Distributions from net realized gains	—		(0.03)	(0.01)	—	—	(0.07)
Total distributions	(0.07)		(0.22)	(0.23)	(0.20)	(0.18)	(0.23)
Net asset value, end of period	$10.98		$10.95	$10.64	$10.22	$10.32	$10.00
Total return	0.96	%(2)	5.01%	6.40%	1.05%	5.00%	0.91%
Supplemental data and ratios:
Net assets, end of period (millions)	$26.3		$22.3	$5.9	$2.0	$1.7	$1.4
Ratio of expenses to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	1.34	%(3)	1.84%	2.11%	2.05%	1.79%	1.54%
Portfolio turnover rate(4)	21	%(2)	35%	38%	70%	66%	95%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Municipal Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2021		Year Ended	Period Ended
	(Unaudited)		December 31, 2020	December 31, 2019(1)
Per Share Data:
Net asset value, beginning of period	$10.67		$10.10	$10.00
Income from investment operations:
Net investment income(2)	0.10		0.23	0.02
Net realized and unrealized gain on investments	0.15		0.76	0.10
Total from investment operations	0.25		0.99	0.12
Less distributions:
Distributions from net investment income	(0.10)		(0.21)	(0.02)
Distributions from net realized gains	—		(0.21)	—
Total distributions	(0.10)		(0.42)	(0.02)
Net asset value, end of period	$10.82		$10.67	$10.10
Total return	2.32	%(3)	9.95%	1.19	%(3)
Supplemental data and ratios:
Net assets, end of period (millions)	$30.0		$20.3	$7.4
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30	%(4)
Ratio of net investment income to average net assets	1.85	%(4)	2.20%	1.69	%(4)
Portfolio turnover rate(5)	34	%(3)	124%	46	%(3)

Baird Municipal Bond Fund – Investor Class

	Six Months Ended
	June 30, 2021		Year Ended	Period Ended
	(Unaudited)		December 31, 2020	December 31, 2019(1)
Per Share Data:
Net asset value, beginning of period	$10.66		$10.10	$10.00
Income from investment operations:
Net investment income(2)	0.09		0.21	0.02
Net realized and unrealized gain on investments	0.14		0.75	0.10
Total from investment operations	0.23		0.96	0.12
Less distributions:
Distributions from net investment income	(0.08)		(0.19)	(0.02)
Distributions from net realized gains	—		(0.21)	—
Total distributions	(0.08)		(0.40)	(0.02)
Net asset value, end of period	$10.81		$10.66	$10.10
Total return	2.21	%(3)	9.58%	1.16	%(3)
Supplemental data and ratios:
Net assets, end of period (thousands)	$3,224.2		$1,624.8	$29.1
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55	%(4)
Ratio of net investment income to average net assets	1.60	%(4)	1.95%	1.44	%(4)
Portfolio turnover rate(5)	34	%(3)	124%	46	%(3)

(1)	Inception was close of business on November 15, 2019.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements
June 30, 2021 (Unaudited)

1.	Organization

Baird Funds, Inc. (the “Company”) was incorporated on June 9, 2000, as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Strategic Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund and Baird Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”), ten of the sixteen active funds in the series comprising the Company, each of which is diversified within the meaning of the 1940 Act.  Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.  The Funds are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following table presents the class-specific inception dates for each of the Funds:

Inception Date
Fund	Institutional Class	Investor Class
Baird Ultra Short Bond Fund	December 31, 2013	December 31, 2013
Baird Short-Term Bond Fund	August 31, 2004	September 19, 2012
Baird Intermediate Bond Fund	September 29, 2000	September 29, 2000
Baird Aggregate Bond Fund	September 29, 2000	September 29, 2000
Baird Core Plus Bond Fund	September 29, 2000	September 29, 2000
Baird Short-Term Municipal Bond Fund	August 31, 2015	August 31, 2015
Baird Strategic Municipal Bond Fund	November 15, 2019	November 15, 2019
Baird Quality Intermediate Municipal Bond Fund	March 30, 2001	March 30, 2001
Baird Core Intermediate Municipal Bond Fund	August 31, 2015	August 31, 2015
Baird Municipal Bond Fund	November 15, 2019	November 15, 2019

Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee of 0.25%.  See Note 7.

The investment objective of the Baird Ultra Short Bond Fund is to seek current income consistent with preservation of capital.

The investment objective of the Baird Short-Term Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index. The Fund’s benchmark index, the Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.

The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index.  The Fund’s benchmark index, the Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.

The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Barclays U.S. Aggregate Bond Index.  The Fund’s benchmark index, the Bloomberg Barclays U.S. Aggregate Bond Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.

The investment objective of the Baird Core Plus Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Barclays U.S. Universal Bond Index. The Fund’s benchmark index, the Bloomberg Barclays U.S. Universal Bond Index, is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

The investment objective of the Baird Short-Term Municipal Bond Fund is to seek current income that is exempt from federal income tax and is consistent with the preservation of capital.

The investment objective of the Baird Strategic Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

The primary investment objective of the Baird Quality Intermediate Municipal Bond Fund is to seek current income that is substantially exempt from federal income tax.  A secondary objective is to seek total return with relatively low volatility of principal.

The investment objective of the Baird Core Intermediate Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

The investment objective of the Baird Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the U.S. Securities and Exchange Commission (the “SEC”), require the Funds, in computing net asset value, to value their portfolio securities using market quotations when they are “readily available.”  When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or the Funds’ independent pricing service does not provide a price), the Board of Directors (the “Board”) of the Company is responsible for ensuring the securities are valued at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (generally, 4:00 p.m. ET).

Notes to the Financial Statements
June 30, 2021 (Unaudited)

2.	Significant Accounting Policies (cont.)

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows:  debt securities are valued at their evaluated bid prices as provided by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with maturities of 60 days or less are valued as described above unless an evaluated price is not available, in which case such security is valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the fair value of the security, the security is priced at fair value as described below.  Investments in mutual funds, including money market funds, are valued at their stated net asset value (“NAV”).  Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and ask price.  Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Company’s Board.  In accordance with such procedures, the Advisor may, under certain circumstances, use alternative valuation methodologies, or it may use broker quotes or prices obtained from alternative independent pricing services or, if broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account factors deemed relevant by the valuation committee and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  The prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAVs may fluctuate significantly from day to day or from period to period.

b)
Securities Purchased on a When-Issued, Delayed Delivery or Forward Commitment Basis – Each Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. When-issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be more or less favorable than the price or yield available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security, the Fund records the transaction and reflects the value of the security in determining net asset value. Each Fund designates and maintains cash and/or marketable securities at least equal in value to commitments for when-issued, delayed delivery or forward commitment securities.

c)
Unregistered Securities – The Funds own certain investment securities which are unregistered.  All of the unregistered securities held by the Funds as of June 30, 2021 consist of securities issued pursuant to Rule 144A under the Securities Act of 1933 and all have been classified as liquid under the Funds’ liquidity risk management program.

The value of such securities for the Funds is as follows:

Fund	Value	% of Net Assets
Baird Ultra Short Bond Fund	$1,594,212,491	25.51%
Baird Short-Term Bond Fund	2,476,930,900	25.80%
Baird Intermediate Bond Fund	990,798,081	15.82%
Baird Aggregate Bond Fund	5,319,966,969	14.88%
Baird Core Plus Bond Fund	6,049,158,098	19.17%
Baird Short-Term Municipal Bond Fund	126,284,108	7.05%
Baird Strategic Municipal Bond Fund	38,164,304	14.33%
Baird Quality Intermediate Municipal Bond Fund	6,618,520	0.42%
Baird Core Intermediate Municipal Bond Fund	72,563,844	6.53%
Baird Municipal Bond Fund	2,239,054	6.73%

d)
Foreign Securities – For purposes of these financial statements, foreign securities are defined as securities of issuers that are organized outside the United States. The Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, and Baird Core Plus Bond Fund may invest in U.S. dollar-denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include foreign currency fluctuations, political and economic instability and differences in financial reporting standards and less strict regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board.

e)
Financial Derivative Instruments – Financial derivative instruments, such as futures contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.

f)
Deposits with Broker – When trading derivative instruments, such as futures contracts, a Fund is only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Fund to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Fund’s returns.

Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund is required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

At June 30, 2021, the Baird Strategic Municipal Bond Fund had $196,334 in cash and cash equivalents on deposit with the broker for futures contracts which is presented on the Fund’s Statement of Assets and Liabilities.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

Notes to the Financial Statements
June 30, 2021 (Unaudited)

2.	Significant Accounting Policies (cont.)

These subsequent payments, called “variation margin,” to and from the futures broker are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” At period end, the variation margin is shown as either a receivable or payable on the Fund’s Statement of Assets and Liabilities. The Fund expects to earn interest income on any margin deposits.

g)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2020, or for any other tax years which are open for exam. As of December 31, 2020, open tax years include the tax years ended December 31, 2017 through 2020. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

h)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets or are divided equally amongst the Funds.

i)
Shareholder Transactions and Distributions – Shareholder transactions are recorded on the trade date. Dividends from net investment income are declared and paid monthly.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  All distributions to shareholders are recorded on the ex-dividend date.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.  GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

j)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

k)
Securities Transactions and Investment Income – Investment transactions are recorded on the trade date.  The Funds determine the gain or loss realized from investment transactions using the identified cost basis.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method.  Paydown gains and losses are recorded as interest income on the Statements of Operations for financial reporting purposes.

l)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

m)
New Regulatory and Accounting Pronouncements – In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). The main objective of ASU 2020-04 is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Inter-bank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. ASU 2020-04 allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the adoption of ASU 2020-04 to the Funds’ financial statements and various filings.

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities, and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Management is currently assessing the impact of the adoption of Rule 18f-4 to the Funds.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

n)
Other Matters – The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Notes to the Financial Statements
June 30, 2021 (Unaudited)

3.	Capital Share Transactions

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

Baird Ultra Short Bond Fund

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	363,998,478 (1)	$3,666,487,222 (1)	462,621,401	$4,663,501,345
Shares issued to shareholders in reinvestment of distributions	1,354,262	13,639,540	3,564,569	35,891,156
Shares redeemed	(206,327,075)	(2,078,328,421)	(193,156,605)	(1,944,377,181)
Net increase	159,025,665	$1,601,798,341	273,029,365	$2,755,015,320
Shares Outstanding:
Beginning of period	442,176,747		169,147,382
End of period	601,202,412		442,176,747

	Six Months Ended June 30, 2021		Year Ended December 31, 2020

Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	14,766,480	$149,186,537	49,156,046	$494,152,300
Shares issued to shareholders in reinvestment of distributions	30,443	307,435	96,822	973,660
Shares redeemed	(7,559,896)	(76,344,946)	(40,343,759)	(405,489,395)
Net increase	7,237,027	$73,149,026	8,909,109	$89,636,565
Shares Outstanding:
Beginning of period	12,143,351		3,234,242
End of period	19,380,378		12,143,351
Total net increase		$1,674,947,367		$2,844,651,885

(1)  Includes purchase in-kind transactions. See additional information contained in this Note.

Baird Short-Term Bond Fund

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	256,186,077	$2,535,318,854	463,915,266	$4,586,770,494
Shares issued to shareholders in reinvestment of distributions	4,869,026	48,129,103	18,915,873	187,082,769
Shares redeemed	(198,935,124)	(1,967,400,939)	(258,354,649)	(2,542,726,663)
Net increase	62,119,979	$616,047,018	224,476,490	$2,231,126,600
Shares Outstanding:
Beginning of period	886,552,417		662,075,927
End of period	948,672,396		886,552,417

	Six Months Ended June 30, 2021		Year Ended December 31, 2020

Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	8,866,909	$87,730,611	13,605,960	$134,775,633
Shares issued to shareholders in reinvestment of distributions	99,114	979,514	422,979	4,181,149
Shares redeemed	(4,392,493)	(43,449,384)	(13,255,473)	(130,744,279)
Net increase	4,573,530	$45,260,741	773,466	$8,212,503
Shares Outstanding:
Beginning of period	19,442,760		18,669,294
End of period	24,016,290		19,442,760
Total net increase		$661,307,759		$2,239,339,103

Notes to the Financial Statements
June 30, 2021 (Unaudited)

3.	Capital Share Transactions (cont.)

Baird Intermediate Bond Fund

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	122,618,695 (1)	$1,412,419,706 (1)	131,066,832	$1,530,910,134
Shares issued to shareholders in reinvestment of distributions	3,385,169	38,961,909	12,766,632	148,834,233
Shares redeemed	(35,796,221)	(412,551,981)	(78,696,908)	(912,589,791)
Net increase	90,207,643	$1,038,829,634	65,136,556	$767,154,576
Shares Outstanding:
Beginning of period	450,339,541		385,202,985
End of period	540,547,184		450,339,541

	Six Months Ended June 30, 2021		Year Ended December 31, 2020

Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,372,002	$16,660,135	1,633,425	$19,913,855
Shares issued to shareholders in reinvestment of distributions	26,161	315,744	133,565	1,630,760
Shares redeemed	(2,190,833)	(26,458,069)	(1,686,067)	(20,426,729)
Net increase (decrease)	(792,670)	$(9,482,190)	80,923	$1,117,886
Shares Outstanding:
Beginning of period	4,501,523		4,420,600
End of period	3,708,853		4,501,523
Total net increase		$1,029,347,444		$768,272,462

(1)  Includes purchase in-kind transactions. See additional information contained in this Note.

Baird Aggregate Bond Fund

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	593,329,292	$6,827,284,222	1,203,043,975	$14,069,540,913
Shares issued to shareholders in reinvestment of distributions	24,697,249	282,882,653	74,311,480	869,932,329
Shares redeemed	(303,850,408)	(3,485,393,635)	(518,886,091)	(6,008,637,812)
Net increase	314,176,133	$3,624,773,240	758,469,364	$8,930,835,430
Shares Outstanding:
Beginning of period	2,708,739,925		1,950,270,561
End of period	3,022,916,058		2,708,739,925

	Six Months Ended June 30, 2021		Year Ended December 31, 2020

Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	19,124,418	$228,388,261	49,811,927	$602,252,494
Shares issued to shareholders in reinvestment of distributions	644,877	7,656,185	2,276,758	27,599,010
Shares redeemed	(19,250,792)	(229,724,110)	(35,497,571)	(427,505,756)
Net increase	518,503	$6,320,336	16,591,114	$202,345,748
Shares Outstanding:
Beginning of period	84,371,979		67,780,865
End of period	84,890,482		84,371,979
Total net increase		$3,631,093,576		$9,133,181,178

Baird Core Plus Bond Fund
	Six Months Ended June 30, 2021		Year Ended December 31, 2020

Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	490,097,887	$5,805,948,447	748,369,472	$8,949,189,350
Shares issued to shareholders in reinvestment of distributions	25,000,901	295,758,594	67,703,177	813,547,951
Shares redeemed	(212,104,396)	(2,514,966,527)	(461,624,165)	(5,485,878,150)
Net increase	302,994,392	$3,586,740,514	354,448,484	$4,276,859,151
Shares Outstanding:
Beginning of period	2,208,185,115		1,853,736,631
End of period	2,511,179,507		2,208,185,115

Notes to the Financial Statements
June 30, 2021 (Unaudited)

3.	Capital Share Transactions (cont.)

Baird Core Plus Bond Fund (cont.)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	28,858,288	$360,093,884	78,958,693	$986,325,404
Shares issued to shareholders in reinvestment of distributions	1,596,819	19,760,079	6,401,361	80,288,421
Shares redeemed	(101,680,027)	(1,250,402,260)	(81,049,037)	(1,004,620,453)
Net increase (decrease)	(71,224,920)	$(870,548,297)	4,311,017	$61,993,372
Shares Outstanding:
Beginning of period	211,692,826		207,381,809
End of period	140,467,906		211,692,826
Total net increase		$2,716,192,217		$4,338,852,523

Baird Short-Term Municipal Bond Fund
	Six Months Ended June 30, 2021		Year Ended December 31, 2020

Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	58,922,135	$614,884,775	111,010,726	$1,148,586,895
Shares issued to shareholders in reinvestment of distributions	754,114	7,859,945	1,408,880	14,571,461
Shares redeemed	(43,525,161)	(454,190,455)	(56,886,182)	(586,467,058)
Net increase	16,151,088	$168,554,265	55,533,424	$576,691,298
Shares Outstanding:
Beginning of period	145,762,030		90,228,606
End of period	161,913,118		145,762,030

	Six Months Ended June 30, 2021		Year Ended December 31, 2020

Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,525,111	$36,725,716	11,551,814	$119,687,286
Shares issued to shareholders in reinvestment of distributions	36,697	381,735	85,715	882,719
Shares redeemed	(2,716,046)	(28,285,533)	(11,522,304)	(119,184,278)
Net increase	845,762	$8,821,918	115,225	$1,385,727
Shares Outstanding:
Beginning of period	8,859,780		8,744,555
End of period	9,705,542		8,859,780
Total net increase		$177,376,183		$578,077,025

Baird Strategic Municipal Bond Fund
	Six Months Ended June 30, 2021		Year Ended December 31, 2020

Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	10,314,683	$110,634,914	15,288,645	$161,427,996
Shares issued to shareholders in reinvestment of distributions	104,797	1,124,911	162,489	1,723,269
Shares redeemed	(1,928,884)	(20,721,052)	(1,243,056)	(13,109,436)
Net increase	8,490,596	$91,038,773	14,208,078	$150,041,829
Shares Outstanding:
Beginning of period	15,401,260		1,193,182
End of period	23,891,856		15,401,260

	Six Months Ended June 30, 2021		Year Ended December 31, 2020

Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	212,329	$2,278,388	1,355,384	$14,088,422
Shares issued to shareholders in reinvestment of distributions	1,089	11,681	8,830	92,988
Shares redeemed	(83,245)	(893,629)	(713,127)	(7,557,554)
Net increase	130,173	$1,396,440	651,087	$6,623,856
Shares Outstanding:
Beginning of period	653,812		2,725
End of period	783,985		653,812
Total net increase		$92,435,213		$156,665,685

Notes to the Financial Statements
June 30, 2021 (Unaudited)

3.	Capital Share Transactions (cont.)

Baird Quality Intermediate Municipal Bond Fund

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	18,070,888	$216,305,964	39,063,817	$465,544,211
Shares issued to shareholders in reinvestment of distributions	1,008,397	12,039,318	1,929,063	23,033,632
Shares redeemed	(11,852,104)	(141,879,349)	(27,597,516)	(324,736,306)
Net increase	7,227,181	$86,465,933	13,395,364	$163,841,537
Shares Outstanding:
Beginning of period	120,438,097		107,042,733
End of period	127,665,278		120,438,097

	Six Months Ended June 30, 2021		Year Ended December 31, 2020

Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	491,283	$6,029,989	2,016,175	$24,438,030
Shares issued to shareholders in reinvestment of distributions	33,124	405,548	94,848	1,159,229
Shares redeemed	(457,234)	(5,607,918)	(4,929,837)	(60,538,942)
Net increase (decrease)	67,173	$827,619	(2,818,814)	$(34,941,683)
Shares Outstanding:
Beginning of period	4,245,852		7,064,666
End of period	4,313,025		4,245,852
Total net increase		$87,293,552		$128,899,854

Baird Core Intermediate Municipal Bond Fund
	Six Months Ended June 30, 2021		Year Ended December 31, 2020

Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	30,174,097	$330,637,756	43,702,531	$472,813,969
Shares issued to shareholders in reinvestment of distributions	583,775	6,382,956	1,042,918	11,293,123
Shares redeemed	(8,869,778)	(97,085,775)	(18,165,745)	(194,263,467)
Net increase	21,888,094	$239,934,937	26,579,704	$289,843,625
Shares Outstanding:
Beginning of period	76,863,183		50,283,479
End of period	98,751,277		76,863,183

	Six Months Ended June 30, 2021		Year Ended December 31, 2020

Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	901,900	$9,881,393	2,881,342	$30,488,897
Shares issued to shareholders in reinvestment of distributions	14,333	156,575	29,884	323,343
Shares redeemed	(557,903)	(6,101,905)	(1,430,773)	(15,479,463)
Net increase	358,330	$3,936,063	1,480,453	$15,332,777
Shares Outstanding:
Beginning of period	2,035,919		555,466
End of period	2,394,249		2,035,919
Total net increase		$243,871,000		$305,176,402

Baird Municipal Bond Fund
	Six Months Ended June 30, 2021		Year Ended December 31, 2020

Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	891,300	$9,582,368	1,148,322	$11,975,672
Shares issued to shareholders in reinvestment of distributions	19,379	207,663	54,692	580,080
Shares redeemed	(35,683)	(382,612)	(34,206)	(363,107)
Net increase	874,996	$9,407,419	1,168,808	$12,192,645
Shares Outstanding:
Beginning of period	1,900,250		731,442
End of period	2,775,246		1,900,250

Notes to the Financial Statements
June 30, 2021 (Unaudited)

3.	Capital Share Transactions (cont.)

Baird Municipal Bond Fund (cont.)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	145,679	$1,557,200	154,179	$1,647,500
Shares issued to shareholders in reinvestment of distributions	167	1,789	3,093	32,936
Shares redeemed	(18)	(191)	(7,666)	(82,337)
Net increase	145,828	$1,558,798	149,606	$1,598,099
Shares Outstanding:
Beginning of period	152,492		2,886
End of period	298,320		152,492
Total net increase		$10,966,217		$13,790,744

During the six months ended June 30, 2021, the Funds satisfied purchase in-kind requests made by large institutional shareholders by transferring cash and securities into the Funds. The transfers were effected in accordance with policies and procedures approved by the Board. Consideration received and shares sold were as follows:

	Six Months Ended June 30, 2021
		Value of Cash and
Fund	Effective Date	Securities Received	Shares Sold
Baird Ultra Short Bond Fund – Institutional Class	January 27, 2021	$44,201,852	4,385,104
Baird Intermediate Bond Fund – Institutional Class	March 29, 2021	49,293,543	4,312,646

4.	Investment Transactions and Income Tax Information

During the six months ended June 30, 2021, purchases and sales of investment securities (excluding short-term investments and any in-kind transactions) were as follows:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
Baird Ultra Short Bond Fund	$592,812,890	$160,081,055	$2,310,803,188	$1,216,767,477
Baird Short-Term Bond Fund	1,764,202,145	1,326,008,886	1,938,969,798	1,685,008,332
Baird Intermediate Bond Fund	1,354,280,442	847,820,082	756,173,140	399,414,538
Baird Aggregate Bond Fund	6,108,092,955	3,217,187,715	3,923,739,282	2,609,177,855
Baird Core Plus Bond Fund	4,427,541,996	2,013,560,562	3,102,283,638	2,396,930,271
Baird Short-Term Municipal Bond Fund	191,323,062	140,211,640	394,470,237	262,522,282
Baird Strategic Municipal Bond Fund	7,224,852	7,194,516	150,276,528	70,546,130
Baird Quality Intermediate Municipal Bond Fund	37,625,469	37,663,125	156,344,669	106,839,143
Baird Core Intermediate Municipal Bond Fund	53,557,031	53,450,781	285,397,581	126,512,962
Baird Municipal Bond Fund	985,207	981,070	18,849,852	7,887,279

As of December 31, 2020, the components of distributable earnings (accumulated losses) for income tax purposes were as follows:

	Baird	Baird	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Cost of investments	$4,609,222,598	$9,073,462,528	$5,155,326,113	$31,348,903,035	$27,660,656,061
Gross unrealized appreciation	$5,024,523	$140,867,477	$260,161,913	$1,954,418,458	$2,096,203,053
Gross unrealized depreciation	(1,589,497)	(3,024,633)	(9,091,689)	(84,972,674)	(77,845,848)
Net unrealized appreciation	3,435,026	137,842,844	251,070,224	1,869,445,784	2,018,357,205
Undistributed ordinary income	304,650	4,590,708	2,334,292	2,065,275	2,205,220
Undistributed long-term capital gains	—	5,002,305	2,607,990	2,065,275	2,205,220
Distributable earnings	304,650	9,593,013	4,942,282
Other accumulated losses	(7,843)	—	—	(1,716,863)	(734,237)
Total distributable earnings	$3,731,833	$147,435,857	$256,012,506	$1,869,794,196	$2,019,828,188

Notes to the Financial Statements
June 30, 2021 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)

	Baird	Baird	Baird Quality	Baird Core
	Short-Term	Strategic	Intermediate	Intermediate	Baird
	Municipal	Municipal	Municipal	Municipal	Municipal
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Cost of investments	$1,546,271,044	$169,039,130	$1,407,129,876	$815,556,772	$21,499,898
Gross unrealized appreciation	$28,172,854	$2,341,541	$78,118,542	$35,815,148	$742,596
Gross unrealized depreciation	(658,223)	(130,592)	(222,405)	(366,835)	(36,027)
Net unrealized appreciation	27,514,631	2,210,949	77,896,137	35,448,313	706,569
Undistributed ordinary income	—	384,213	—	221,028	49,950
Undistributed tax-exempt income	524,675	60,230	700,056	384,177	11,169
Distributable earnings	524,675	444,443	700,056	605,205	61,119
Other accumulated losses	(372,629)	—	(10,042,213)	(55,966)	—
Total distributable earnings	$27,666,677	$2,655,392	$68,553,980	$35,997,552	$767,688

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and mark-to-market on passive foreign investment companies.

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  Permanent differences are due to equalization, over distributions, miscellaneous book adjustments and net operating losses.  These reclassifications have no effect on net assets or net asset value per share.

Distributions to Shareholders

Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax components of distributions paid during the periods shown below were as follows:

	Six Months Ended June 30, 2021
	Ordinary	Tax-Exempt
Fund	Income	Income	Total
Baird Ultra Short Bond Fund	$14,560,163	$—	$14,560,163
Baird Short-Term Bond Fund	54,036,978	—	54,036,978
Baird Intermediate Bond Fund	45,876,987	—	45,876,987
Baird Aggregate Bond Fund	318,805,735	—	318,805,735
Baird Core Plus Bond Fund	338,999,403	—	338,999,403
Baird Short-Term Municipal Bond Fund	—	10,478,734	10,478,734
Baird Strategic Municipal Bond Fund	—	1,185,593	1,185,593
Baird Quality Intermediate Municipal Bond Fund	—	14,154,185	14,154,185
Baird Core Intermediate Municipal Bond Fund	—	7,977,182	7,977,182
Baird Municipal Bond Fund	—	252,315	252,315

For the six months ended June 30, 2021, the table above reflects the estimated characterization of the distributions paid based on each Fund’s operating results for the period. The actual characterization of the distributions made during the period is not determined until after the end of the fiscal year.

	Year Ended December 31, 2020
	Ordinary	Long-Term	Tax-Exempt
Fund	Income	Capital Gains	Income	Total
Baird Ultra Short Bond Fund	$38,111,687	$—	$—	$38,111,687
Baird Short-Term Bond Fund	185,540,551	22,134,129	—	207,674,680
Baird Intermediate Bond Fund	124,544,107	47,976,588	—	172,520,695
Baird Aggregate Bond Fund	785,940,815	199,757,752	—	985,698,567
Baird Core Plus Bond Fund	778,259,758	179,785,396	—	958,045,154
Baird Short-Term Municipal Bond Fund	105,949	—	18,530,229	18,636,178
Baird Strategic Municipal Bond Fund	986,026	—	916,171	1,902,197
Baird Quality Intermediate Municipal Bond Fund	—	—	27,499,082	27,499,082
Baird Core Intermediate Municipal Bond Fund	1,187,579	810,416	12,958,592	14,956,587
Baird Municipal Bond Fund	410,515	—	282,351	692,866

The Funds in the table above designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2020. To the extent necessary to fully distribute such capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

At December 31, 2020, the following Funds deferred, on a tax basis, post-October losses and specified losses of:

Fund	Loss Deferral
Baird Ultra Short Bond Fund	$7,843
Baird Aggregate Bond Fund	1,716,863
Baird Core Plus Bond Fund	734,237
Baird Core Intermediate Municipal Bond Fund	55,966

Notes to the Financial Statements
June 30, 2021 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)

At December 31, 2020, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss Carryover		Year of Expiration
Fund	Short-term	Long-term	Short-term	Long-term
Baird Short-Term Municipal Bond Fund	$372,629	$—	Indefinitely	N/A
Baird Quality Intermediate Municipal Bond Fund	5,426,515	4,615,698	Indefinitely	Indefinitely

During the year ended December 31, 2020, the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Core Plus Bond Fund, and Baird Short-Term Municipal Bond Fund utilized capital loss carryover of $7,371,164, $9,020,920, $34,267,426, and $18,963, respectively.

5.	Investment Advisory and Other Agreements

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Funds as applied to the respective Fund’s average daily net assets.  Certain officers and employees of the Advisor are also officers of the Funds.

For Baird Ultra Short Bond Fund, the Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of average daily net assets for the Fund, at least through April 30, 2022. The agreement may only be terminated prior to the end of this term by or with the consent of the Board.

For the six months ended June 30, 2021, the Advisor waived the following amount pursuant to the fee waiver agreement between the Advisor and the Company on behalf of the Baird Ultra Short Bond Fund:

Fund	Waived Amount
Baird Ultra Short Bond Fund	$3,950,055

These fees are not subject to recoupment by the Advisor.

The Funds have entered into an Administration Agreement with Baird.  Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees, fees under the 12b-1 plan, costs related to portfolio securities transactions and extraordinary or non-recurring expenses.  Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Funds as applied to the respective Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the six months ended June 30, 2021 for the Funds.

The Funds may use related party broker-dealers. For the six months ended June 30, 2021, there were no brokerage commissions paid to broker-dealers affiliated with the Advisor. The Advisor or its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Funds invest.

The Funds may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor. For the six months ended June 30, 2021, the Funds purchased the following amounts of such securities:

Fund	Purchases
Baird Ultra Short Bond Fund	$8,000,000
Baird Short-Term Municipal Bond Fund	6,035,000
Baird Quality Intermediate Municipal Bond Fund	1,905,000
Baird Core Intermediate Municipal Bond Fund	3,635,000

6.	Line of Credit

The Company maintains an uncommitted line of credit (“LOC”) with U.S. Bank to provide the sixteen Funds comprising the Company a temporary liquidity source to meet unanticipated redemptions. The LOC is unsecured at all times and is subject to certain restrictions and covenants. Under the terms of the LOC, borrowings for each Fund are limited to one third of the total eligible net assets (including the amount borrowed) of the respective Fund, or $850,000,000 of total borrowings for the Funds comprising the Company, whichever is less. U.S. Bank charges annualized interest at the greater of zero percent and the Prime Rate minus 2.00%. As of June 30, 2021, the Prime Rate was 3.25%. The LOC matures on May 23, 2022, unless renewed. The Company has authorized U.S. Bank to charge any of the accounts of the borrowing Fund subject to the agreement for any missed payments.

No borrowings occurred during the six months ended June 30, 2021 nor were any borrowings outstanding under the LOC as of June 30, 2021.

7.	Distribution and Shareholder Service Plan

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares.

Notes to the Financial Statements
June 30, 2021 (Unaudited)

7.	Distribution and Shareholder Service Plan (cont.)

For the six months ended June 30, 2021, the Funds incurred fees pursuant to the Plan as follows:

Fund
Baird Ultra Short Bond Fund	$237,534
Baird Short-Term Bond Fund	269,957
Baird Intermediate Bond Fund	61,030
Baird Aggregate Bond Fund	1,244,656
Baird Core Plus Bond Fund	2,699,550
Baird Short-Term Municipal Bond Fund	117,470
Baird Strategic Municipal Bond Fund	10,100
Baird Quality Intermediate Municipal Bond Fund	66,022
Baird Core Intermediate Municipal Bond Fund	28,484
Baird Municipal Bond Fund	3,575

8.	Other Derivative Information

As a principal investment strategy, the Baird Strategic Municipal Bond Fund may invest in U.S. Treasury futures contracts for duration and yield curve management or to manage market and interest rate risk. The Fund’s market risk related to its derivatives trading is influenced by a wide variety of factors, including the level and volatility of interest rates, the fair value of futures contracts, the diversification effects among the Fund’s open positions and the liquidity of the markets in which it trades.

Management has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect a Fund’s Statement of Assets and Liabilities and Statement of Operations. Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Statement of Operations.

The following table presents the fair value of derivative instruments for the Baird Strategic Municipal Bond Fund as of June 30, 2021 as presented on the Fund’s Statements of Assets and Liabilities:

			Net Unrealized
	Fair Value		Loss on Open
Derivatives Not Accounted for as Hedging Instruments	Assets	Liabilities	Positions
Baird Strategic Municipal Bond Fund
U.S. Treasury futures contracts(a)
Short contracts
Interest rate	$—	$66,813	$(66,813)
Total U.S. Treasury futures contracts	$—	$66,813	$(66,813)

(a)
Reflects the cumulative unrealized depreciation of futures contracts as reported in the Fund’s schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund’s Statement of Assets and Liabilities.

The following table presents the results of the derivative trading and information related to volume for the six months ended June 30, 2021 for the Baird Strategic Municipal Bond Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s Statement of Operations.

	Gain (Loss) from Trading
	Net	Net Change
Fund and Type of Derivative Instrument	Realized	in Unrealized
Baird Strategic Municipal Bond Fund
U.S. Treasury futures contracts
Interest rate	$46,305	$(66,813)
Total U.S. Treasury futures contracts	$46,305	$(66,813)

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the six months ended June 30, 2021 were:

	Average Notional Amount
	Long Contracts	Short Contracts
Baird Strategic Municipal Bond Fund
U.S. Treasury futures contracts	$1,516,786	$8,021,540

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

9.	Subsequent Events

In preparing these financial statements, management has evaluated events after June 30, 2021. There were no subsequent events since June 30, 2021, through the date the financial statements were issued that would warrant adjustment to or additional disclosure in these financial statements.

Statement Regarding Liquidity Risk Management Program
June 30, 2021 (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Rule”), Baird Funds, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for each series of the Company (each a “Fund” and collectively, the “Funds”) and to protect Fund shareholders from dilution of their interests. The Board of Directors (the “Board”) of the Company has appointed Robert W. Baird & Co. Incorporated (“Baird”), the Funds’ investment adviser, as the administrator of the Program. Baird has further delegated administration of the Program to its Liquidity Risk Management Committee (the “Committee”), consisting of officers of the Funds, senior portfolio managers of the Funds and the chief risk officer of Baird. The Program requires the Committee to provide an annual written report to the Board regarding the adequacy and effectiveness of the Program, including the operation of each Fund’s highly liquid investment minimum (“HLIM”), if applicable, and any material changes to the Program during the review period.

On February 24, 2021, the Board reviewed the Committee’s annual written report (the “Report”) for the period January 1, 2020 to December 31, 2020 (the “review period”). The Report provided a summary of the Committee’s assessment of each Fund’s liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Committee’s assessment considered each Fund’s liquidity risk under both normal and reasonably foreseeable stressed market conditions using certain factors required by the Rule and the Program, to the extent deemed appropriate by the Committee.

The Funds have retained ICE Data Services (“ICE”), a third-party vendor, to provide a liquidity risk classification specified by the Rule (highly liquid, moderately liquid, less liquid or illiquid) for each portfolio investment held by the Funds, except with respect to any investments that are unclassified by ICE or that are classified by ICE but challenged by Baird, for which classifications are provided by the Committee. The Report noted that each Fund primarily held investments that were classified as highly liquid during the review period and that each Fund’s portfolio is expected to continue to primarily hold highly liquid investments. Thus, the Committee concluded in the Report that each Fund is considered a “primarily highly liquid fund” (as defined in the Rule and Program) and each Fund can therefore rely on the exclusion in the Rule from the requirements to establish an HLIM and to adopt policies and procedures for responding to a HLIM shortfall. The Report further noted that none of the Funds exceeded the 15% limitation on illiquid investments during the review period and the Company has established procedures to file the Funds’ Forms N-PORT on a timely basis. The Report stated that no material changes had been made to the Program since the Board’s last approval of the Program.

The Report noted no significant liquidity events impacting any of the Funds during the review period. The Committee concluded in the Report that the Program is adequately designed, has been effectively implemented, and is operating as intended to manage the liquidity risk of each Fund.

Additional Information (Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-442-2473, by accessing the Funds’ website at www.bairdfunds.com or by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, upon request, by calling toll free, 1-866-442-2473, by accessing the Funds’ website at www.bairdfunds.com or by accessing the SEC’s website at www.sec.gov.  The Funds generally do not vote proxies because the securities held in their portfolios, consisting of bonds and other fixed-income securities, are not entitled to vote.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Funds’ filings on Part F of Form N-PORT are available on the SEC’s website at www.sec.gov.  The Funds’ Form N-PORT reports may also be obtained by calling toll-free 1-866-442-2473.

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-442-2473

Board of Directors
John W. Feldt
Darren R. Jackson
Cory L. Nettles
Marlyn J. Spear (Chair)
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Semi-Annual Report –
Baird Funds
June 30, 2021

Baird MidCap Fund
Baird Small/Mid Cap Growth Fund
Baird Small/Mid Cap Value Fund
Baird SmallCap Value Fund
Chautauqua International Growth Fund
Chautauqua Global Growth Fund

Go Green.	Go Paperless.
Sign up to receive your Baird Funds’ prospectuses and reports online.

Table of Contents

Baird MidCap Fund	1
Baird Small/Mid Cap Growth Fund	5
Baird Small/Mid Cap Value Fund	9
Baird SmallCap Value Fund	13
Chautauqua International Growth Fund	17
Chautauqua Global Growth Fund	21
Additional Information on Fund Expenses	25
Statements of Assets and Liabilities	26
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	33
Notes to the Financial Statements	39
Statement Regarding Liquidity Risk Management Program	47
Additional Information	48

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Baird MidCap Fund
June 30, 2021 (Unaudited)

Portfolio Characteristics

A June 30, 2021 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell Midcap® Growth Index is shown below.

Top 10 Holdings(1)			Equity Sector Analysis(2)

Generac Holdings, Inc.	2.9%
Pool Corp.	2.7%
Five Below, Inc.	2.6%
Keysight Technologies, Inc.	2.5%
IDEXX Laboratories, Inc.	2.4%
EPAM Systems, Inc.	2.3%
CDW Corp.	2.3%
Tractor Supply Co.	2.3%
Microchip Technology, Inc.	2.3%
DexCom, Inc.	2.2%

Net Assets:	$2,363,366,360
Portfolio Turnover Rate:	20%	(5)
Number of Equity Holdings:	56

Annualized Portfolio Expense Ratio(3):
Gross
Institutional Class:	0.82%
Investor Class:	1.07%(4)

Net
Institutional Class:	0.82%
Investor Class:	1.07%	(4)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security. Percentages shown relate to the Fund’s total net assets as of June 30, 2021.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2021, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2021.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2022.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird MidCap Fund
June 30, 2021 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2021	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	9.30%	41.06%	20.83%	14.70%	9.64%
Investor Class Shares	9.19%	40.66%	20.51%	14.41%	9.38%
Russell Midcap® Growth Index(2)	10.44%	43.77%	20.52%	15.13%	9.22%

(1)	For the period from December 29, 2000 (inception date) through June 30, 2021.
(2)
The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross and net expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on growth-style stocks and therefore the performance of the Fund will typically be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in equity securities (consisting of common stock, ordinary shares and ADRs) of foreign companies. Foreign investments involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  The Fund invests a substantial portion of its assets in the stocks of mid-capitalization companies.  Mid-capitalization companies often are more volatile and face greater risks than larger, more established companies.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, business interruptions, growth concerns in the U.S. and overseas, and changed travel and social behaviors. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird MidCap Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
HEICO Corp.	299,968	$41,821,539	1.8%
Banks
Pinnacle Financial Partners, Inc.	429,524	37,922,674	1.6%
Building Products
Advanced Drainage Systems, Inc.	217,846	25,394,308	1.1%
Trex Co., Inc.(1)	378,570	38,693,640	1.6%
		64,087,948	2.7%
Capital Markets
MSCI, Inc.	89,504	47,712,792	2.0%
Commercial Services & Supplies
Copart, Inc.(1)	369,463	48,706,307	2.1%
Distributors
Pool Corp.	137,106	62,885,038	2.7%
Electrical Equipment
Generac Holdings, Inc.(1)	165,425	68,676,189	2.9%
Rockwell Automation, Inc.	100,054	28,617,445	1.2%
		97,293,634	4.1%
Electronic Equipment,
Instruments & Components
CDW Corp.	315,257	55,059,635	2.3%
Keysight Technologies, Inc.(1)	381,564	58,917,297	2.5%
		113,976,932	4.8%
Entertainment
Take-Two Interactive Software, Inc.(1)	95,532	16,911,075	0.7%
Food Products
Lamb Weston Holdings, Inc.	593,420	47,865,257	2.0%
Health Care Equipment & Supplies
Align Technology, Inc.(1)	38,131	23,298,041	1.0%
Cooper Cos., Inc.	71,029	28,146,662	1.2%
DexCom, Inc.(1)	123,868	52,891,636	2.2%
IDEXX Laboratories, Inc.(1)	88,264	55,743,129	2.4%
Insulet Corp.(1)	170,229	46,729,563	2.0%
ResMed, Inc.	194,930	48,054,143	2.0%
		254,863,174	10.8%
Health Care Technology
Veeva Systems, Inc.(1)	169,792	52,796,822	2.2%
Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc.(1)	31,147	48,288,440	2.0%
Household Durables
DR Horton, Inc.	362,165	32,728,851	1.4%
Internet & Direct Marketing Retail
Etsy, Inc.(1)	156,705	32,256,157	1.4%
IT Services
Broadridge Financial Solutions, Inc.	216,782	35,016,797	1.5%
EPAM Systems, Inc.(1)	108,118	55,243,973	2.3%
Euronet Worldwide, Inc.(1)	275,272	37,258,065	1.6%
Globant SA(1)	103,448	22,673,733	1.0%
VeriSign, Inc.(1)	166,825	37,984,384	1.6%
		188,176,952	8.0%
Life Sciences Tools & Services
ICON PLC(1)(2)	211,658	43,751,825	1.8%
Repligen Corp.(1)	235,263	46,963,200	2.0%
		90,715,025	3.8%
Machinery
Graco, Inc.	487,481	36,902,312	1.6%
IDEX Corp.	161,195	35,470,960	1.5%
Ingersoll Rand, Inc.(1)	752,219	36,715,809	1.5%
RBC Bearings, Inc.(1)	163,305	32,566,283	1.4%
		141,655,364	6.0%
Pharmaceuticals
Catalent, Inc.(1)	366,872	39,666,201	1.7%
Jazz Pharmaceuticals PLC(1)	132,740	23,579,933	1.0%
		63,246,134	2.7%
Professional Services
CoStar Group, Inc.(1)	431,030	35,697,905	1.5%
TransUnion	418,948	46,004,680	1.9%
		81,702,585	3.4%
Road & Rail
J.B. Hunt Transport Services, Inc.	187,258	30,513,691	1.3%
Semiconductors &
Semiconductor Equipment
Lattice Semiconductor Corp.(1)	530,885	29,825,119	1.3%
Microchip Technology, Inc.	355,553	53,240,506	2.3%
Monolithic Power Systems, Inc.	135,523	50,611,065	2.1%
		133,676,690	5.7%
Software
ANSYS, Inc.(1)	126,377	43,860,401	1.9%
Aspen Technology, Inc.(1)	246,516	33,905,811	1.4%
Cadence Design System, Inc.(1)	175,900	24,066,638	1.0%
Paycom Software, Inc.(1)	136,669	49,675,081	2.1%
PTC, Inc.(1)	306,337	43,273,165	1.8%
Synopsys, Inc.(1)	173,387	47,818,401	2.0%
Tyler Technologies, Inc.(1)	107,227	48,506,278	2.1%
		291,105,775	12.3%
Specialty Retail
Five Below, Inc.(1)	324,364	62,689,830	2.6%
Floor & Decor Holdings, Inc.(1)	362,237	38,288,451	1.6%
Tractor Supply Co.	293,549	54,617,727	2.3%
Williams-Sonoma, Inc.	187,036	29,860,298	1.3%
		185,456,306	7.8%
Technology Hardware,
Storage & Peripherals
NCR Corp.(1)	814,964	37,170,508	1.6%
Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.(1)	66,150	25,406,231	1.1%
Trading Companies & Distributors
Fastenal Co.	676,496	35,177,792	1.5%
Total Common Stocks
(Cost $1,352,845,402)		2,304,119,693	97.5%

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 0.03%(3)	62,119,885	$62,119,885	2.6%
Total Short-Term Investment
(Cost $62,119,885)		62,119,885	2.6%
Total Investments
(Cost $1,414,965,287)		2,366,239,578	100.1%
Liabilities in Excess of Other Assets		(2,873,218)	(0.1)%
TOTAL NET ASSETS		$2,363,366,360	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$2,304,119,693	$—	$—	$2,304,119,693
Total Equity	2,304,119,693	—	—	2,304,119,693
Short-Term Investment
Money Market Mutual Fund	62,119,885	—	—	62,119,885
Total Short-Term Investment	62,119,885	—	—	62,119,885
Total Investments*	$2,366,239,578	$—	$—	$2,366,239,578

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Growth Fund
June 30, 2021 (Unaudited)

Portfolio Characteristics

A June 30, 2021 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2500® Growth Index is shown below.

Top 10 Holdings(1)			Equity Sector Analysis(2)

Pool Corp.	2.9%
Five Below, Inc.	2.5%
MasTec, Inc.	2.3%
Monolithic Power Systems, Inc.	2.3%
Insulet Corp.	2.2%
Trex Co., Inc.	2.1%
PTC, Inc.	2.1%
SiteOne Landscape Supply, Inc.	2.0%
Repligen Corp.	2.1%
Floor & Decor Holdings, Inc.	2.0%

Net Assets:	$113,671,806
Portfolio Turnover Rate:	32%	(5)
Number of Equity Holdings:	65

Annualized Portfolio Expense Ratio(3):
Gross
Institutional Class:	1.43%
Investor Class:	1.68%	(4)

Net
Institutional Class:	0.85%
Investor Class:	1.10%	(4)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2021.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2021, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2021.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2022.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Small/Mid Cap Growth Fund
June 30, 2021 (Unaudited)

Total Returns

			Average
			Annual
	Six	One	Since
For the Periods Ended June 30, 2021	Months	Year	Inception(1)
Institutional Class Shares	11.50%	48.25%	29.15%
Investor Class Shares	11.36%	47.56%	28.70%
Russell 2500® Growth Index(2)	8.67%	49.63%	25.71%

(1)	For the period from October 31, 2018 (inception date) through June 30, 2021.
(2)
The Russell 2500® Growth Index measures the performance of the Small-to-Mid Cap Growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross and net expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on growth-style stocks and therefore the performance of the Fund will typically be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in equity securities (consisting of common stock, ordinary shares and ADRs) of foreign companies. Foreign investments involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  The Fund invests a substantial portion of its assets in the stocks of small- and mid-capitalization companies.  Small- and mid-capitalization companies often are more volatile and face greater risks than larger, more established companies.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, business interruptions, growth concerns in the U.S. and overseas, and changed travel and social behaviors. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Small/Mid Cap Growth Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Banks
Western Alliance Bancorp	17,268	$1,603,334	1.4%
Biotechnology
Avid Bioservices, Inc.(1)	47,491	1,218,144	1.1%
Halozyme Therapeutics, Inc.(1)	40,568	1,842,193	1.6%
Heron Therapeutics, Inc.(1)	44,233	686,496	0.6%
		3,746,833	3.3%
Building Products
Advanced Drainage Systems, Inc.	12,647	1,474,261	1.3%
Lennox International, Inc.	3,261	1,143,959	1.0%
Trex Co., Inc.(1)	23,852	2,437,913	2.1%
		5,056,133	4.4%
Capital Markets
Focus Financial Partners, Inc.(1)	21,830	1,058,755	0.9%
Commercial Services & Supplies
IAA, Inc.(1)	31,287	1,706,393	1.5%
Construction & Engineering
MasTec, Inc.(1)	24,588	2,608,787	2.3%
WillScot Mobile Mini Holdings Corp.(1)	62,847	1,751,546	1.5%
		4,360,333	3.8%
Distributors
Pool Corp.	7,194	3,299,600	2.9%
Diversified Consumer Services
Terminix Global Holdings, Inc.(1)	23,955	1,142,893	1.0%
Electronic Equipment,
Instruments & Components
Cognex Corp.	16,220	1,363,291	1.2%
Littelfuse, Inc.	6,891	1,755,758	1.5%
		3,119,049	2.7%
Equity Real Estate
Investment Trusts (REITs)
National Storage Affiliates Trust	30,441	1,539,097	1.4%
Food Products
Lamb Weston Holdings, Inc.	25,017	2,017,871	1.8%
Health Care Equipment & Supplies
CONMED Corp.	11,454	1,574,123	1.4%
Insulet Corp.(1)	9,030	2,478,826	2.2%
Masimo Corp.(1)	5,872	1,423,666	1.3%
Shockwave Medical, Inc.(1)	8,375	1,588,989	1.4%
STAAR Surgical Co.(1)	10,142	1,546,655	1.4%
		8,612,259	7.7%
Health Care Providers & Services
Innovage Holding Corp.(1)	33,473	713,310	0.6%
LHC Group, Inc.(1)	10,913	2,185,437	1.9%
		2,898,747	2.5%
Health Care Technology
Inspire Medical Systems, Inc.(1)	7,208	1,393,018	1.2%
Phreesia, Inc.(1)	26,464	1,622,243	1.4%
Vocera Communications, Inc.(1)	24,520	977,122	0.9%
		3,992,383	3.5%
Household Durables
LGI Homes, Inc.(1)	11,919	1,930,163	1.7%
Insurance
Kinsale Capital Group, Inc.	5,259	866,525	0.8%
IT Services
Endava PLC – ADR(1)(2)	16,754	1,899,569	1.7%
Euronet Worldwide, Inc.(1)	16,069	2,174,938	1.9%
Globant SA(1)	7,738	1,696,015	1.5%
Shift4 Payments, Inc.(1)	10,229	958,662	0.8%
WNS Holdings Ltd. – ADR(1)(2)	14,741	1,177,364	1.0%
		7,906,548	6.9%
Life Sciences Tools & Services
ICON PLC(1)(2)	9,439	1,951,136	1.7%
Repligen Corp.(1)	11,647	2,324,974	2.1%
		4,276,110	3.8%
Machinery
Kadant, Inc.	6,122	1,078,023	0.9%
Kornit Digital Ltd.(1)(2)	11,123	1,382,923	1.2%
RBC Bearings, Inc.(1)	7,149	1,425,653	1.3%
Toro Co.	16,444	1,806,866	1.6%
		5,693,465	5.0%
Pharmaceuticals
Catalent, Inc.(1)	18,631	2,014,384	1.8%
Jazz Pharmaceuticals PLC(1)	8,158	1,449,187	1.3%
Revance Therapeutics, Inc.(1)	36,420	1,079,489	0.9%
		4,543,060	4.0%
Semiconductors &
Semiconductor Equipment
Lattice Semiconductor Corp.(1)	27,772	1,560,231	1.4%
Monolithic Power Systems, Inc.	6,850	2,558,132	2.3%
		4,118,363	3.7%
Software
Aspen Technology, Inc.(1)	13,797	1,897,639	1.7%
Avalara, Inc.(1)	12,683	2,052,110	1.8%
Descartes Systems Group, Inc.(1)(2)	25,950	1,794,702	1.6%
Five9, Inc.(1)	9,229	1,692,506	1.5%
Paylocity Holding Corp.(1)	10,435	1,990,999	1.8%
PTC, Inc.(1)	17,098	2,415,264	2.1%
Q2 Holdings, Inc.(1)	15,349	1,574,500	1.4%
Qualtrics International, Inc.(1)	30,640	1,171,980	1.0%
Smartsheet, Inc.(1)	19,423	1,404,671	1.2%
Tyler Technologies, Inc.(1)	4,704	2,127,949	1.9%
Upland Software, Inc.(1)	30,135	1,240,658	1.1%
Zendesk, Inc.(1)	12,663	1,827,777	1.6%
		21,190,755	18.7%
Specialty Retail
Five Below, Inc.(1)	14,664	2,834,111	2.5%
Floor & Decor Holdings, Inc.(1)	21,058	2,225,831	2.0%
Leslie’s, Inc.(1)	40,800	1,121,592	1.0%
Williams-Sonoma, Inc.	9,460	1,510,289	1.3%
		7,691,823	6.8%
Technology Hardware, Storage & Peripherals
NCR Corp.(1)	32,975	1,503,990	1.3%
Textiles, Apparel & Luxury Goods
Crocs, Inc.(1)	11,726	1,366,314	1.2%
Deckers Outdoor Corp.(1)	4,993	1,917,661	1.7%
		3,283,975	2.9%
Trading Companies & Distributors
SiteOne Landscape Supply, Inc.(1)	13,758	2,328,679	2.0%
Total Common Stocks
(Cost $92,145,186)		109,487,136	96.4%

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Growth Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 0.03%(3)	2,314,342	$2,314,342	2.0%
Total Short-Term Investment
(Cost $2,314,342)		2,314,342	2.0%
Total Investments
(Cost $94,459,528)		111,801,478	98.4%
Other Assets in Excess of Liabilities		1,870,328	1.6%
TOTAL NET ASSETS		$113,671,806	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.
ADR – American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$109,487,136	$—	$—	$109,487,136
Total Equity	109,487,136	—	—	109,487,136
Short-Term Investment
Money Market Mutual Fund	2,314,342	—	—	2,314,342
Total Short-Term Investment	2,314,342	—	—	2,314,342
Total Investments*	$111,801,478	$—	$—	$111,801,478

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Value Fund
June 30, 2021 (Unaudited)

Portfolio Characteristics

A June 30, 2021 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2500® Value Index is shown below.

Top 10 Holdings(1)			Equity Sector Analysis(2)

Laboratory Corp. of America Holdings	3.1%
j2 Global, Inc.	2.9%
Shyft Group, Inc.	2.7%
Atlantica Yield PLC	2.6%
American Financial Group, Inc.	2.6%
Enterprise Financial Services Corp.	2.4%
Silicon Motion Technology Corp.	2.4%
Arko Corp.	2.4%
JOANN, Inc.	2.4%
Algonquin Power & Utilities Corp.	2.4%

Net Assets:	$31,411,887
Portfolio Turnover Rate:	22%	(5)
Number of Equity Holdings:	56

Annualized Portfolio Expense Ratio(3):
Gross
Institutional Class:	1.65%
Investor Class:	1.90%	(4)

Net
Institutional Class:	0.85%
Investor Class:	1.10%	(4)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2021.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2021, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2021.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2022.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Small/Mid Cap Value Fund
June 30, 2021 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Five	Since
For the Periods Ended June 30, 2021	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	12.37%	38.41%	4.26%	7.57%	6.61%
Investor Class Shares	12.21%	37.89%	3.95%	7.26%	6.31%
Russell 2500® Value Index(2)	22.68%	63.23%	10.60%	12.29%	11.51%

(1)	For the period from November 30, 2015 (inception date) through June 30, 2021.
(2)
The Russell 2500® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book ratios and lower forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross and net expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on small to mid cap value style stocks and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in equity securities (consisting of common stock, ordinary shares and ADRs) of foreign companies. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund invests a substantial portion of its assets in the stocks of small- and mid-capitalization companies. Small- and mid-capitalization companies often are more volatile and face greater risks than larger, more established companies.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, business interruptions, growth concerns in the U.S. and overseas, and changed travel and social behaviors. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Small/Mid Cap Value Fund
June 30, 2021 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Air Freight & Logistics
Air Transport Services Group, Inc.(1)	23,646	$549,297	1.8%
Automobiles
Thor Industries, Inc.	3,987	450,531	1.4%
Banks
Enterprise Financial Services Corp.	16,380	759,868	2.4%
Huntington Bancshares, Inc.	31,595	450,861	1.5%
Peoples Bancorp, Inc.	16,147	478,274	1.5%
		1,689,003	5.4%
Chemicals
Avient Corp.	11,750	577,630	1.8%
Element Solutions, Inc.	20,959	490,021	1.6%
Huntsman Corp.	11,990	317,975	1.0%
		1,385,626	4.4%
Commercial Services & Supplies
ACCO Brands Corp.	51,679	445,990	1.4%
Communications Equipment
Ciena Corp.(1)	6,954	395,613	1.3%
Electrical Equipment
nVent Electric PLC	17,219	537,922	1.7%
Energy Equipment & Services
Select Energy Services, Inc.(1)	38,871	234,781	0.7%
Solaris Oilfield Infrastructure, Inc. – Class A	25,021	243,704	0.8%
		478,485	1.5%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	9,081	640,120	2.0%
Alpine Income Property Trust, Inc.	25,907	492,751	1.6%
Gaming and Leisure Properties, Inc.	12,473	577,874	1.8%
Host Hotels & Resorts, Inc.(1)	26,833	458,576	1.5%
National Retail Properties, Inc.	12,364	579,624	1.8%
RLJ Lodging Trust	40,844	622,055	2.0%
		3,371,000	10.7%
Food Products
Nomad Foods Ltd.(1)(2)	21,426	605,713	1.9%
Health Care Providers & Services
DaVita, Inc.(1)	4,491	540,851	1.7%
Laboratory Corp. of America Holdings(1)	3,482	960,510	3.1%
		1,501,361	4.8%
Hotels, Restaurants & Leisure
Six Flags Entertainment Corp.(1)	10,449	452,233	1.4%
Household Durables
Helen of Troy Ltd.(1)	1,279	291,765	0.9%
Independent Power and
Renewable Electricity Producers
Atlantica Yield PLC(2)	22,316	830,601	2.6%
Insurance
American Financial Group, Inc.	6,619	825,523	2.6%
Argo Group International Holdings Ltd.	10,490	543,697	1.8%
Fidelity National Financial, Inc.	14,590	634,081	2.0%
Old Republic International Corp.	17,921	446,412	1.4%
		2,449,713	7.8%
Machinery
Shyft Group, Inc.	22,687	848,720	2.7%
Mortgage Real Estate
Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc.	14,612	465,977	1.5%
Multi-Utilities
Algonquin Power & Utilities Corp.(2)	49,586	737,840	2.4%
Oil, Gas & Consumable Fuels
Cabot Oil & Gas Corporation	29,796	520,238	1.7%
Devon Energy Corp.	15,110	441,061	1.4%
Diamondback Energy, Inc.	3,695	346,924	1.1%
		1,308,223	4.2%
Professional Services
Acacia Research Corp.(1)	36,409	246,125	0.8%
CACI International, Inc.(1)	1,803	459,981	1.5%
Leidos Holdings, Inc.	6,178	624,596	2.0%
Science Applications International Corp.	6,519	571,912	1.8%
		1,902,614	6.1%
Road & Rail
Knight-Swift Transportation Holdings, Inc.	12,611	573,295	1.8%
Semiconductors & Semiconductor Equipment
Silicon Motion Technology Corp. – ADR(2)	11,837	758,752	2.4%
Software
Cerence, Inc.(1)	3,976	424,279	1.4%
j2 Global, Inc.(1)	6,730	925,711	2.9%
		1,349,990	4.3%
Specialty Retail
Arko Corp.(1)	81,987	753,460	2.4%
Haverty Furniture Companies, Inc.	6,747	288,502	0.9%
JOANN, Inc.	47,721	751,606	2.4%
Kirkland’s, Inc.(1)	16,581	379,373	1.2%
OneWater Marine, Inc.	11,933	501,544	1.6%
Tractor Supply Co.	3,721	692,329	2.2%
Williams-Sonoma, Inc.	4,607	735,508	2.4%
		4,102,322	13.1%
Technology Hardware, Storage & Peripherals
Immersion Corp.(1)	72,087	632,203	2.0%
NCR Corp.(1)	6,316	288,073	0.9%
		920,276	2.9%
Thrifts & Mortgage Finance
Axos Financial, Inc.(1)	15,858	735,652	2.3%
Essent Group Ltd.	13,500	606,825	1.9%
Merchants Bancorp	17,462	685,209	2.2%
Meta Financial Group, Inc.	6,019	304,742	1.0%
		2,332,428	7.4%
Total Common Stocks
(Cost $25,033,302)		30,735,290	97.8%

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Value Fund
June 30, 2021 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 0.03%(3)	616,788	$616,788	2.0%
Total Short-Term Investment
(Cost $616,788)		616,788	2.0%
Total Investments
(Cost $25,650,090)		31,352,078	99.8%
Other Assets in Excess of Liabilities		59,809	0.2%
TOTAL NET ASSETS		$31,411,887	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.
ADR – American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$30,735,290	$—	$—	$30,735,290
Total Equity	30,735,290	—	—	30,735,290
Short-Term Investment
Money Market Mutual Fund	616,788	—	—	616,788
Total Short-Term Investment	616,788	—	—	616,788
Total Investments*	$31,352,078	$—	$—	$31,352,078

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
June 30, 2021 (Unaudited)

Portfolio Characteristics

A June 30, 2021 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2000® Value Index is shown below.

Top 10 Holdings(1)			Equity Sector Analysis(2)

j2 Global, Inc.	4.4%
Atlantica Yield PLC	3.9%
Merchants Bancorp	3.1%
Axos Financial, Inc.	2.7%
Immersion Corp.	2.5%
Preferred Bank	2.5%
Silicon Motion Technology Corp.	2.5%
Arko Corp.	2.5%
Cerence, Inc.	2.4%
Meta Financial Group, Inc.	2.4%

Net Assets:	$36,195,246
Portfolio Turnover Rate:	35%	(5)
Number of Equity Holdings:	53

Annualized Portfolio Expense Ratio(3):
Gross
Institutional Class:	1.64%
Investor Class:	1.89%	(4)

Net
Institutional Class:	0.95%
Investor Class:	1.20%	(4)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2021.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2021, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2021.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.95% of average daily net assets for the Institutional Class shares and 1.20% of average daily net assets for the Investor Class shares, at least through April 30, 2022.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird SmallCap Value Fund
June 30, 2021 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Five	Since
For the Periods Ended June 30, 2021	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	12.34%	40.86%	4.07%	7.93%	8.67%
Investor Class Shares	12.18%	40.42%	3.78%	7.65%	8.39%
Russell 2000® Value Index(2)	26.69%	73.28%	10.27%	13.62%	11.87%

(1)	For the period from May 1, 2012 (inception date) through June 30, 2021.
(2)
The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross and net expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on small cap value style stocks and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in equity securities (consisting of common stock, ordinary shares and ADRs) of foreign companies. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund invests a substantial portion of its assets in the stocks of small-capitalization companies. Small-capitalization companies often are more volatile and face greater risks than larger, more established companies.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, business interruptions, growth concerns in the U.S. and overseas, and changed travel and social behaviors. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Air Freight & Logistics
Air Transport Services Group, Inc.(1)	26,666	$619,451	1.7%
Automobiles
Thor Industries, Inc.	5,064	572,232	1.6%
Banks
Enterprise Financial Services Corp.	14,913	691,814	1.9%
Peoples Bancorp, Inc.	10,651	315,483	0.9%
Preferred Bank	14,323	906,216	2.5%
		1,913,513	5.3%
Chemicals
Avient Corp.	15,692	771,419	2.1%
Element Solutions, Inc.	28,042	655,622	1.8%
Huntsman Corp.	12,755	338,262	0.9%
		1,765,303	4.8%
Commercial Services & Supplies
ACCO Brands Corp.	81,289	701,524	1.9%
Communications Equipment
Ciena Corp.(1)	12,999	739,513	2.0%
Electrical Equipment
nVent Electric PLC	24,827	775,596	2.1%
Electronic Equipment,
Instruments & Components
Knowles Corp.(1)	16,170	319,196	0.9%
Energy Equipment & Services
Select Energy Services, Inc.(1)	52,342	316,146	0.9%
Solaris Oilfield Infrastructure, Inc. – Class A	34,448	335,523	0.9%
		651,669	1.8%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	9,578	675,153	1.9%
Gaming and Leisure Properties, Inc.	13,421	621,795	1.7%
NETSTREIT Corp.	17,495	403,435	1.1%
RLJ Lodging Trust	49,076	747,427	2.1%
		2,447,810	6.8%
Food Products
Nomad Foods Ltd.(1)(2)	26,026	735,755	2.0%
Simply Good Foods Co.(1)	21,553	786,900	2.2%
		1,522,655	4.2%
Hotels, Restaurants & Leisure
Six Flags Entertainment Corp.(1)	16,027	693,649	1.9%
Household Durables
Helen of Troy Ltd.(1)	1,917	437,306	1.2%
Independent Power and
Renewable Electricity Producers
Atlantica Yield PLC(2)	38,306	1,425,749	3.9%
Insurance
Argo Group International Holdings Ltd.	6,714	347,986	1.0%
Everest Re Group Ltd.	1,774	447,066	1.2%
First American Financial Corp.	10,522	656,047	1.8%
Old Republic International Corp.	27,921	695,512	1.9%
		2,146,611	5.9%
IT Services
Euronet Worldwide, Inc.(1)	2,172	293,980	0.8%
Verra Mobility Corp.(1)	42,149	647,830	1.8%
		941,810	2.6%
Life Sciences Tools & Services
Syneos Health, Inc.(1)	3,164	283,146	0.8%
Machinery
Shyft Group, Inc.	20,509	767,242	2.1%
Mortgage Real Estate
Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc.	17,926	571,660	1.6%
Multi-Utilities
Algonquin Power & Utilities Corp.(2)	55,231	821,837	2.3%
Oil, Gas & Consumable Fuels
Cabot Oil & Gas Corporation	20,108	351,086	1.0%
Diamondback Energy, Inc.	5,753	540,149	1.5%
		891,235	2.5%
Professional Services
Acacia Research Corp.(1)	49,952	337,676	1.0%
CACI International, Inc.(1)	2,862	730,153	2.0%
		1,067,829	3.0%
Road & Rail
Knight-Swift Transportation Holdings, Inc.	14,869	675,945	1.9%
Semiconductors & Semiconductor Equipment
Silicon Motion Technology Corp. – ADR(2)	14,024	898,939	2.5%
Software
Cerence, Inc.(1)	8,068	860,936	2.4%
j2 Global, Inc.(1)	11,570	1,591,454	4.4%
		2,452,390	6.8%
Specialty Retail
Arko Corp.(1)	96,179	883,885	2.5%
Haverty Furniture Companies, Inc.	13,778	589,147	1.6%
JOANN, Inc.	46,437	731,383	2.0%
Kirkland’s, Inc.(1)	13,066	298,950	0.8%
OneWater Marine, Inc.	14,636	615,151	1.7%
Williams-Sonoma, Inc.	2,729	435,685	1.2%
		3,554,201	9.8%
Technology Hardware, Storage & Peripherals
Immersion Corp.(1)	103,699	909,440	2.5%
NCR Corp.(1)	7,458	340,160	1.0%
		1,249,600	3.5%
Thrifts & Mortgage Finance
Axos Financial, Inc.(1)	21,274	986,901	2.7%
Essent Group Ltd.	13,953	627,187	1.7%
Merchants Bancorp	28,977	1,137,058	3.1%
Meta Financial Group, Inc.	16,783	849,723	2.4%
		3,600,869	9.9%
Total Common Stocks
(Cost $25,968,916)		34,508,480	95.3%

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 0.03%(3)	1,647,398	$1,647,398	4.6%
Total Short-Term Investment
(Cost $1,647,398)		1,647,398	4.6%
Total Investments
(Cost $27,616,314)		36,155,878	99.9%
Other Assets in Excess of Liabilities		39,368	0.1%
TOTAL NET ASSETS		$36,195,246	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.
ADR – American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$34,508,480	$—	$—	$34,508,480
Total Equity	34,508,480	—	—	34,508,480
Short-Term Investment
Money Market Mutual Fund	1,647,398	—	—	1,647,398
Total Short-Term Investment	1,647,398	—	—	1,647,398
Total Investments*	$36,155,878	$—	$—	$36,155,878

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Chautauqua International Growth Fund
June 30, 2021 (Unaudited)

Portfolio Characteristics

A June 30, 2021 summary of the Fund’s top 10 holdings and equity sector analysis compared to the MSCI ACWI ex USA Index is shown below.

Top 10 Holdings(1)

Wuxi Biologics Cayman, Inc.	5.4%	Net Assets:	$421,624,099
Genmab A/S	4.9%	Portfolio Turnover Rate:	9%	(5)
Constellation Software, Inc.	4.9%	Number of Equity Holdings:	28
Temenos Group AG	4.5%
Tata Consultancy Services Ltd.	4.5%	Annualized Portfolio Expense Ratio(3):
Novo Nordisk A/S	4.5%	Gross
ASML Holding NV	4.5%	Institutional Class:	0.90%
DBS Group Holdings Ltd.	4.3%	Investor Class:	1.15%	(4)
Waste Connections, Inc.	4.2%
Alibaba Group Holding Ltd.	4.1%	Net
		Institutional Class:	0.80%
		Investor Class:	1.05%	(4)

Equity Sector Analysis(2)		Country Allocation(2)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2021.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2021, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2021.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.80% of average daily net assets for the Institutional Class shares and 1.05% of average daily net assets for the Investor Class shares, at least through April 30, 2022.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Chautauqua International Growth Fund
June 30, 2021 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Five	Since
For the Periods Ended June 30, 2021	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	6.73%	42.58%	15.94%	15.77%	14.74%
Investor Class Shares	6.57%	42.10%	15.60%	15.48%	14.44%
MSCI ACWI ex USA Index(2)	9.16%	35.72%	9.38%	11.08%	10.09%

(1)	For the period from April 15, 2016 (inception date) through June 30, 2021.
(2)
The MSCI ACWI ex USA Index is a market-capitalization-weighted index maintained by MSCI, Inc. and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI ex USA Index includes both developed and emerging markets.  This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross and net expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses primarily on non-U.S. stocks with medium to large market capitalizations and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  Under normal market conditions, the Fund will invest at least 65% of its total assets at the time of purchase in non-U.S. companies. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, business interruptions, growth concerns in the U.S. and overseas, and changed travel and social behaviors. In addition, the United Kingdom withdrew from the European Union on January 31, 2020 following a June 2016 referendum referred to as “Brexit.”  Although the EU and UK agreed to a provisional trade deal in December 2020 that was later ratified by the EU Parliament and entered into force on May 1, 2021, there is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Chautauqua International Growth Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Application Software
Atlassian Corp. PLC (Australia)(1)	42,499	$10,916,293	2.6%
Temenos Group AG (Switzerland)(2)	119,128	19,152,762	4.5%
		30,069,055	7.1%
Asset Management & Custody Banks
Julius Baer Group Ltd. (Switzerland)(2)	151,629	9,903,380	2.3%
Automobiles
Suzuki Motor Corp. (Japan)(2)	142,717	6,048,289	1.4%
Biotechnology
BeiGene Ltd. – ADR (China)(1)	40,053	13,745,789	3.3%
Genmab A/S (Denmark)(1)(2)	50,568	20,719,876	4.9%
		34,465,665	8.2%
Capital Markets
Hong Kong Exchanges &
Clearing Ltd. (Hong Kong)(2)	120,959	7,200,663	1.7%
Diversified Banks
Bank Rakyat Indonesia
Persero Tbk PT (Indonesia)(2)	51,460,895	13,991,967	3.3%
DBS Group Holdings Ltd. (Singapore)(2)	805,081	17,910,886	4.3%
		31,902,853	7.6%
Diversified Support Services
Recruit Holdings Co. Ltd. (Japan)(2)	254,022	12,456,933	3.0%
Electronic Equipment & Instruments
Keyence Corp. (Japan)(2)	26,362	13,276,521	3.1%
Environmental & Facilities Services
Waste Connections, Inc. (Canada)	149,388	17,841,409	4.2%
Healthcare Distributors
Sinopharm Group Co. Ltd. (China)(2)	3,784,168	11,226,637	2.7%
Industrial Machinery
FANUC Corp. (Japan)(2)	58,023	13,913,789	3.3%
Information Technology
Constellation Software, Inc. (Canada)	13,586	20,576,390	4.9%
Internet & Direct Marketing Retail
Prosus NV (Netherlands)(2)	147,863	14,485,750	3.4%
Internet Retail
Alibaba Group Holding
Ltd. – ADR (China)(1)	77,118	17,488,820	4.1%
IT Services
Adyen NV (Netherlands)(1)(2)	6,438	15,788,072	3.8%
Tata Consultancy Services Ltd. (India)(2)	423,505	19,085,497	4.5%
		34,873,569	8.3%
Life Sciences Tools & Services
Wuxi Biologics Cayman, Inc. (China)(1)(2)	1,231,514	22,549,382	5.4%
Multi-Line Insurance
Fairfax Financial Holdings Ltd. (Canada)	39,551	17,344,243	4.1%
Pharmaceuticals
Novo Nordisk A/S – ADR (Denmark)	225,496	18,889,800	4.5%
Regional Banks
HDFC Bank Ltd. – ADR (India)(1)	206,990	15,135,109	3.6%
Renewable Electricity
Brookfield Renewable Corp. (Canada)	204,428	8,573,710	2.0%
Semiconductor Equipment
ASML Holding NV (Netherlands)	27,218	18,803,284	4.5%
Semiconductors
AMS AG (Austria)(2)	307,937	6,186,240	1.5%
Taiwan Semiconductor Manufacturing
Co. Ltd. – ADR (Taiwan)	134,124	16,116,340	3.8%
		22,302,580	5.3%
Semiconductors &
Semiconductor Equipment
SolarEdge Technologies, Inc. (Israel)(1)	27,184	7,512,842	1.8%
Total Common Stocks
(Cost $282,894,923)		406,840,673	96.5%
Short-Term Investment
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 0.03%(3)	12,302,080	12,302,080	2.9%
Total Short-Term Investment
(Cost $12,302,080)		12,302,080	2.9%
Total Investments
(Cost $295,197,003)		419,142,753	99.4%
Other Assets in Excess of Liabilities		2,481,346	0.6%
TOTAL NET ASSETS		$421,624,099	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Level 2 Security – See Note 2a to the financial statements.
(3)	Seven-Day Yield.
ADR – American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Chautauqua International Growth Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$182,944,029	$223,896,644	$—	$406,840,673
Total Equity	182,944,029	223,896,644	—	406,840,673
Short-Term Investment
Money Market Mutual Fund	12,302,080	—	—	12,302,080
Total Short-Term Investment	12,302,080	—	—	12,302,080
Total Investments*	$195,246,109	$223,896,644	$—	$419,142,753

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
June 30, 2021 (Unaudited)

Portfolio Characteristics

A June 30, 2021 summary of the Fund’s top 10 holdings and equity sector analysis compared to the MSCI ACWI Index is shown below.

Top 10 Holdings(1)

Genmab A/S	3.8%	Net Assets:	$247,510,977
MasterCard, Inc. – Class A	3.6%	Portfolio Turnover Rate:	8%	(5)
Constellation Software, Inc.	3.5%	Number of Equity Holdings:	43
Wuxi Biologics Cayman, Inc.	3.4%
Alphabet, Inc. – Class A	3.4%	Annualized Portfolio Expense Ratio(3):
Charles Schwab Corp.	3.2%	Gross
Novo Nordisk A/S	3.2%	Institutional Class:	1.04%
Tata Consultancy Services Ltd.	3.1%	Investor Class:	1.29%	(4)
DBS Group Holdings Ltd.	3.1%
Fairfax Financial Holdings Ltd.	3.1%	Net
		Institutional Class:	0.80%
		Investor Class:	1.05%	(4)

Equity Sector Analysis(2)		Country Allocation(2)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2021.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2021, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2021.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.80% of average daily net assets for the Institutional Class shares and 1.05% of average daily net assets for the Investor Class shares, at least through April 30, 2022.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Chautauqua Global Growth Fund
June 30, 2021 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Five	Since
For the Periods Ended June 30, 2021	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	9.71%	42.33%	18.60%	19.04%	17.69%
Investor Class Shares	9.56%	41.85%	18.39%	18.81%	17.44%
MSCI ACWI Index(2)	12.30%	39.27%	14.57%	14.61%	13.89%

(1)	For the period from April 15, 2016 (inception date) through June 30, 2021.
(2)
The MSCI ACWI Index is a market-capitalization-weighted index maintained by MSCI, Inc. and designed to provide a broad measure of stock performance throughout the world. The MSCI ACWI Index includes both developed and emerging markets.  This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross and net expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on both U.S. and non-U.S. stocks with medium to large market capitalizations and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  Under normal market conditions, the Fund will invest at least 40% of its total assets at the time of purchase in non-U.S. companies. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, business interruptions, growth concerns in the U.S. and overseas, and changed travel and social behaviors. In addition, the United Kingdom withdrew from the European Union on January 31, 2020 following a June 2016 referendum referred to as “Brexit.”  Although the EU and UK agreed to a provisional trade deal in December 2020 that was later ratified by the EU Parliament and entered into force on May 1, 2021,  there is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Apparel Retail
TJX Companies, Inc. (United States)	101,430	$6,838,411	2.8%
Application Software
Atlassian Corp. PLC (Australia)(1)	15,006	3,854,441	1.6%
Temenos Group AG (Switzerland)(2)	33,967	5,461,033	2.2%
		9,315,474	3.8%
Asset Management & Custody Banks
Julius Baer Group Ltd. (Switzerland)(2)	34,964	2,283,612	0.9%
Automobiles
Suzuki Motor Corp. (Japan)(2)	54,190	2,296,550	0.9%
Biotechnology
BeiGene Ltd. – ADR (China)(1)	14,060	4,825,251	1.9%
Genmab A/S (Denmark)(1)(2)	23,258	9,529,800	3.8%
Incyte Corp. (United States)(1)	72,688	6,115,241	2.5%
Regeneron Pharmaceuticals, Inc.
(United States)(1)	7,864	4,392,359	1.8%
		24,862,651	10.0%
Capital Markets
Hong Kong Exchanges &
Clearing Ltd. (Hong Kong)(2)	37,501	2,232,426	0.9%
Data Processing & Outsourced Services
MasterCard, Inc. – Class A (United States)	24,561	8,966,975	3.6%
Diversified Banks
Bank Rakyat Indonesia Persero
Tbk PT (Indonesia)(2)	20,895,992	5,681,519	2.3%
DBS Group Holdings Ltd. (Singapore)(2)	343,852	7,649,782	3.1%
		13,331,301	5.4%
Diversified Support Services
Recruit Holdings Co. Ltd. (Japan)(2)	114,469	5,613,422	2.3%
Electronic Equipment & Instruments
Keyence Corp. (Japan)(2)	7,657	3,856,244	1.6%
Universal Display Corp. (United States)	17,121	3,806,512	1.5%
		7,662,756	3.1%
Environmental & Facilities Services
Waste Connections, Inc. (Canada)	50,566	6,039,098	2.4%
Equity Real Estate
Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.
(United States)	14,732	2,680,340	1.1%
Healthcare Distributors
Sinopharm Group Co. Ltd. (China)(2)	1,710,925	5,075,867	2.1%
Industrial Machinery
FANUC Corp. (Japan)(2)	18,087	4,337,223	1.8%
Information Technology
Constellation Software, Inc. (Canada)	5,774	8,744,890	3.5%
Interactive Media & Services
Alphabet, Inc. – Class A (United States)(1)	3,409	8,324,062	3.4%
Internet & Direct Marketing Retail
Prosus NV (Netherlands)(2)	61,962	6,070,255	2.5%
Internet Retail
Alibaba Group Holding
Ltd. – ADR (China)(1)	26,005	5,897,414	2.4%
Amazon.com, Inc. (United States)(1)	2,041	7,021,366	2.8%
		12,918,780	5.2%
IT Services
Adyen NV (Netherlands)(1)(2)	2,340	5,738,442	2.3%
EPAM Systems, Inc. (United States)(1)	7,688	3,928,260	1.6%
Tata Consultancy Services Ltd. (India)(2)	170,263	7,673,002	3.1%
		17,339,704	7.0%
Life Sciences Tools & Services
Illumina, Inc. (United States)(1)	8,784	4,156,677	1.7%
Wuxi Biologics Cayman, Inc. (China)(1)(2)	465,584	8,524,979	3.4%
		12,681,656	5.1%
Multi-Line Insurance
Fairfax Financial Holdings Ltd. (Canada)	17,321	7,595,753	3.1%
Other Diversified Financial Services
Charles Schwab Corp. (United States)	110,140	8,019,293	3.2%
Pharmaceuticals
Bristol-Myers Squibb Company
(United States)	24,785	1,656,134	0.6%
Novo Nordisk A/S – ADR (Denmark)	93,591	7,840,118	3.2%
		9,496,252	3.8%
Regional Banks
HDFC Bank Ltd. – ADR (India)(1)	87,446	6,394,052	2.6%
SVB Financial Group (United States)(1)	11,913	6,628,750	2.7%
		13,022,802	5.3%
Renewable Electricity
Brookfield Renewable Corp. (Canada)	115,863	4,859,294	2.0%
Semiconductor Equipment
ASML Holding NV (Netherlands)	9,306	6,428,957	2.6%
Semiconductors
AMS AG (Austria)(2)	102,196	2,053,046	0.8%
Nvidia Corp. (United States)	6,644	5,315,864	2.1%
Taiwan Semiconductor Manufacturing
Co. Ltd. – ADR (Taiwan)	55,709	6,693,994	2.7%
		14,062,904	5.6%
Semiconductors &
Semiconductor Equipment
SolarEdge Technologies, Inc. (Israel)(1)	9,506	2,627,173	1.1%
Software
Alteryx, Inc. (United States)(1)	15,105	1,299,332	0.5%
Total Common Stocks
(Cost $179,358,445)		235,027,213	95.0%
Short-Term Investment
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 0.03%(3)	11,643,687	11,643,687	4.7%
Total Short-Term Investment
(Cost $11,643,687)		11,643,687	4.7%
Total Investments
(Cost $191,002,132)		246,670,900	99.7%
Other Assets in Excess of Liabilities		840,077	0.3%
TOTAL NET ASSETS		$247,510,977	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Level 2 Security – See Note 2a to the financial statements.
(3)	Seven-Day Yield.
ADR – American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2021 (Unaudited)

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$150,950,011	$84,077,202	$—	$235,027,213
Total Equity	150,950,011	84,077,202	—	235,027,213
Short-Term Investment
Money Market Mutual Fund	11,643,687	—	—	11,643,687
Total Short-Term Investment	11,643,687	—	—	11,643,687
Total Investments*	$162,593,698	$84,077,202	$—	$246,670,900

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Additional Information on Fund Expenses
June 30, 2021 (Unaudited)

Example

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses. With the exception of the Chautauqua International Growth and Chautauqua Global Growth Funds, which charge redemption fees, the Funds do not charge any sales loads, redemption fees or other transaction fees; however, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/21 – 6/30/21).

Actual Expenses

The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Actual vs. Hypothetical Returns

					Hypothetical (5% return before expenses)
			Actual
		Beginning	Ending		Ending
	Fund’s Annualized	Account Value	Account Value	Expenses Paid	Account Value	Expenses Paid
	Expense Ratio(1)	1/1/21	6/30/21	During Period(1)	6/30/21	During Period(1)
Baird MidCap Fund
Institutional Class	0.81%	$1,000.00	$1,093.00	$4.20	$1,020.78	$4.06
Investor Class	1.06%	$1,000.00	$1,091.90	$5.50	$1,019.54	$5.31

Baird Small/Mid Cap Growth Fund
Institutional Class	0.85%	$1,000.00	$1,115.00	$4.46	$1,020.58	$4.26
Investor Class	1.10%	$1,000.00	$1,113.60	$5.76	$1,019.34	$5.51

Baird Small/Mid Cap Value Fund
Institutional Class	0.85%	$1,000.00	$1,123.70	$4.48	$1,020.58	$4.26
Investor Class	1.10%	$1,000.00	$1,122.10	$5.79	$1,019.34	$5.51

Baird SmallCap Value Fund
Institutional Class	0.95%	$1,000.00	$1,123.40	$5.00	$1,020.08	$4.76
Investor Class	1.20%	$1,000.00	$1,121.80	$6.31	$1,018.84	$6.01

Chautauqua International Growth Fund
Institutional Class	0.80%	$1,000.00	$1,067.30	$4.10	$1,020.83	$4.01
Investor Class	1.05%	$1,000.00	$1,065.70	$5.38	$1,019.59	$5.26

Chautauqua Global Growth Fund
Institutional Class	0.80%	$1,000.00	$1,097.10	$4.16	$1,020.83	$4.01
Investor Class	1.05%	$1,000.00	$1,095.60	$5.46	$1,019.59	$5.26

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, 181 days and divided by 365 to reflect the one-half year period.

Statements of Assets and Liabilities
June 30, 2021 (Unaudited)

	Baird	Baird Small/Mid	Baird Small/Mid	Baird SmallCap
	MidCap Fund	Cap Growth Fund	Cap Value Fund	Value Fund
ASSETS:
Investments, at value (cost $1,414,965,287, $94,459,528,
$25,650,090 and $27,616,314 respectively)	$2,366,239,578	$111,801,478	$31,352,078	$36,155,878
Dividends receivable	213,971	13,458	49,217	54,819
Interest receivable	1,301	111	29	31
Receivable for investments sold	4,249,849	2,889,423	—	—
Receivable for Fund shares sold	1,772,848	135,445	13,288	25
Prepaid expenses and other assets	79,887	72,168	43,037	40,685
Total assets	2,372,557,434	114,912,083	31,457,649	36,251,438
LIABILITIES:
Payable for securities purchased	6,280,279	1,136,904	—	—
Payable for Fund shares redeemed	1,216,643	8,935	6,000	6,642
Payable to Advisor, net (Note 5)	1,421,889	53,797	5,728	12,186
Payable to directors	14,527	14,527	14,527	14,527
Accrued fund accounting and administration fees	31,405	10,075	7,140	7,777
Accrued shareholder servicing fees	128,067	1,856	2,843	5,294
Accrued professional fees	9,789	9,975	8,640	8,640
Accrued Rule 12b-1 fees (Note 7)	78,251	449	78	542
Accrued expenses and other liabilities	10,224	3,759	806	584
Total liabilities	9,191,074	1,240,277	45,762	56,192
NET ASSETS	$2,363,366,360	$113,671,806	$31,411,887	$36,195,246
NET ASSETS CONSIST OF:
Paid-in capital	$1,103,191,166	$90,372,034	$25,276,938	$25,665,292
Total distributable earnings	1,260,175,194	23,299,772	6,134,949	10,529,954
NET ASSETS	$2,363,366,360	$113,671,806	$31,411,887	$36,195,246
INSTITUTIONAL CLASS SHARES
Net Assets	$2,153,797,877	$112,887,149	$31,131,353	$35,866,657
Shares outstanding ($0.01 par value, unlimited shares authorized)	69,960,066	5,824,043	2,253,835	2,052,300
Net asset value, offering and redemption price per share	$30.79	$19.38	$13.81	$17.48
INVESTOR CLASS SHARES
Net Assets	$209,568,483	$784,657	$280,534	$328,589
Shares outstanding ($0.01 par value, unlimited shares authorized)	7,320,736	40,853	20,357	18,869
Net asset value, offering and redemption price per share	$28.63	$19.21	$13.78	$17.41

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2021 (Unaudited)

	Chautauqua	Chautauqua
	International	Global
	Growth Fund	Growth Fund
ASSETS:
Investments, at value (cost $295,197,003 and $191,002,132, respectively)	$419,142,753	$246,670,900
Foreign currency, at value (cost $1,209,979 and $303,535, respectively)	1,195,274	302,545
Dividends receivable	606,277	245,421
Interest receivable	306	241
Receivable for Fund shares sold	1,775,705	655,598
Prepaid expenses and other assets	74,589	109,696
Total assets	422,794,904	247,984,401
LIABILITIES:
Payable for Fund shares redeemed	79,671	21,096
Due to custodian	8,857	4,822
Payable to Advisor, net (Note 5)	238,949	126,087
Payable to directors	14,527	14,527
Accrued fund accounting and administration fees	11,390	13,134
Accrued shareholder servicing fees	10,618	8,170
Accrued professional fees	9,670	9,670
Accrued Rule 12b-1 fees (Note 7)	307	589
Deferred tax	784,819	268,500
Accrued expenses and other liabilities	11,997	6,829
Total liabilities	1,170,805	473,424
NET ASSETS	$421,624,099	$247,510,977
NET ASSETS CONSIST OF:
Paid-in capital	$297,109,554	$190,854,334
Total distributable earnings	124,514,545	56,656,643
NET ASSETS	$421,624,099	$247,510,977
INSTITUTIONAL CLASS SHARES
Net Assets	$420,799,673	$245,570,038
Shares outstanding ($0.01 par value, unlimited shares authorized)	22,492,366	11,264,248
Net asset value, offering and redemption price per share	$18.71	$21.80
INVESTOR CLASS SHARES
Net Assets	$824,426	$1,940,939
Shares outstanding ($0.01 par value, unlimited shares authorized)	44,183	89,645
Net asset value, offering and redemption price per share	$18.66	$21.65

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2021 (Unaudited)

	Baird	Baird Small/Mid	Baird Small/Mid	Baird SmallCap
	MidCap Fund	Cap Growth Fund	Cap Value Fund	Value Fund
INVESTMENT INCOME:
Dividends (net of issuance fees and/or foreign taxes
withheld of $0, $244, $2,303 and $2,728, respectively)	$3,435,348	$75,617	$342,682	$299,990
Interest	10,507	541	206	164
Total investment income	3,445,855	76,158	342,888	300,154

EXPENSES:
Investment advisory fees (Note 5)	8,440,564	284,740	103,725	144,094
Shareholder servicing fees	412,452	9,558	9,342	12,193
Fund accounting and administration fees	89,992	22,826	18,317	18,548
Federal and state registration	43,049	24,708	21,143	28,612
Directors fees	29,805	29,805	29,805	29,805
Reports to shareholders	24,262	811	834	879
Custody fees	15,203	3,780	548	701
Professional fees	14,676	14,862	14,676	14,676
Interest expense (Note 6)	52	—	—	—
Miscellaneous expenses	1,298	56	50	51
Rule 12b-1 fees – Investor Class Shares (Note 7)	249,566	882	193	412
Total expenses	9,320,919	392,028	198,633	249,971
Fee waiver by Advisor (Note 5)	—	(68,441)	(80,885)	(88,512)
Net expenses	9,320,919	323,587	117,748	161,459
NET INVESTMENT INCOME (LOSS)	(5,875,064)	(247,429)	225,140	138,695

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	268,678,488	5,194,570	1,504,070	3,977,820
Net change in unrealized appreciation (depreciation) on investments	(60,015,458)	3,242,829	1,190,346	(360,507)
Net realized and unrealized gain on investments	208,663,030	8,437,399	2,694,416	3,617,313
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$202,787,966	$8,189,970	$2,919,556	$3,756,008

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2021 (Unaudited)

	Chautauqua	Chautauqua
	International	Global
	Growth Fund	Growth Fund
INVESTMENT INCOME:
Dividends (net of issuance fees and/or foreign taxes withheld of $296,566 and $102,954, respectively)	$2,841,606	$1,099,835
Interest	2,754	1,609
Total investment income	2,844,360	1,101,444

EXPENSES:
Investment advisory fees (Note 5)	1,405,298	698,516
Shareholder servicing fees	38,091	24,498
Federal and state registration	37,893	37,576
Custody fees	33,771	21,002
Fund accounting and administration fees	32,508	29,541
Directors fees	29,805	29,805
Professional fees	17,225	17,225
Reports to shareholders	2,272	1,248
Miscellaneous expenses	1,333	1,309
Rule 12b-1 fees – Investor Class Shares (Note 7)	1,076	2,345
Total expenses	1,599,272	863,065
Fee waiver by Advisor (Note 5)	(99,211)	(115,637)
Net expenses	1,500,061	747,428
NET INVESTMENT INCOME	1,344,299	354,016

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain on:
Investments (net of foreign taxes withheld of $751 and $0, respectively)	5,380,049	2,464,100
Foreign currency translation	111,387	28,329
Net change in unrealized appreciation (depreciation) on:
Investments	16,576,271	14,052,041
Foreign currency translation	(22,343)	(4,719)
Net realized and unrealized gain on investments and foreign currency translation	22,045,364	16,539,751
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,389,663	$16,893,767

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Baird MidCap Fund		Baird Small/Mid Cap Growth Fund
	Six Months Ended		Six Months Ended
	June 30, 2021	Year Ended	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020	(Unaudited)	December 31, 2020
OPERATIONS:
Net investment loss	$(5,875,064)	$(7,128,037)	$(247,429)	$(122,929)
Net realized gain on investments	268,678,488	291,556,478	5,194,570	2,179,765
Net change in unrealized appreciation (depreciation) on investments	(60,015,458)	318,460,636	3,242,829	11,277,721
Net increase in net assets resulting from operations	202,787,966	602,889,077	8,189,970	13,334,557

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	171,244,339	462,769,490	60,047,472	24,212,271
Shares issued to holders in reinvestment of distributions	—	163,266,379	—	916,495
Cost of shares redeemed	(276,491,623)	(736,918,649)	(6,380,307)	(4,275,076)
Net increase (decrease) in net assets resulting from capital share transactions	(105,247,284)	(110,882,780)	53,667,165	20,853,690

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	—	(181,775,657)	—	(934,480)
Investor Class	—	(18,567,375)	—	(11,948)
Total net distributions to shareholders	—	(200,343,032)	—	(946,428)

TOTAL INCREASE IN NET ASSETS	97,540,682	291,663,265	61,857,135	33,241,819

NET ASSETS:
Beginning of period	2,265,825,678	1,974,162,413	51,814,671	18,572,852
End of period	$2,363,366,360	$2,265,825,678	$113,671,806	$51,814,671

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Baird Small/Mid Cap Value Fund		Baird SmallCap Value Fund
	Six Months Ended		Six Months Ended
	June 30, 2021	Year Ended	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020	(Unaudited)	December 31, 2020
OPERATIONS:
Net investment income	$225,140	$165,188	$138,695	$53,704
Net realized gain (loss) on investments	1,504,070	(860,611)	3,977,820	(2,166,119)
Net change in unrealized appreciation (depreciation) on investments	1,190,346	878,323	(360,507)	2,348,969
Net increase in net assets resulting from operations	2,919,556	182,900	3,756,008	236,554

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,152,613	7,507,607	4,751,221	4,992,494
Shares issued to holders in reinvestment of distributions	—	137,203	—	1,383,444
Cost of shares redeemed	(1,769,548)	(9,442,201)	(3,036,038)	(8,125,553)
Net increase (decrease) in net assets resulting from capital share transactions	5,383,065	(1,797,391)	1,715,183	(1,749,615)

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	—	(163,070)	—	(1,581,926)
Investor Class	—	(50)	—	(14,822)
Total net distributions to shareholders	—	(163,120)	—	(1,596,748)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,302,621	(1,777,611)	5,471,191	(3,109,809)

NET ASSETS:
Beginning of period	23,109,266	24,886,877	30,724,055	33,833,864
End of period	$31,411,887	$23,109,266	$36,195,246	$30,724,055

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Chautauqua International Growth Fund		Chautauqua Global Growth Fund
	Six Months Ended		Six Months Ended
	June 30, 2021	Year Ended	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020	(Unaudited)	December 31, 2020
OPERATIONS:
Net investment income (loss)	$1,344,299	$157,785	$354,016	$(147,307)
Net realized gain (loss) on investments and foreign currency translation	5,491,436	3,842,040	2,492,429	(638,444)
Net change in unrealized appreciation on
investments and foreign currency translation	16,553,928	81,510,970	14,047,322	34,016,984
Net increase in net assets resulting from operations	23,389,663	85,510,795	16,893,767	33,231,233

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	96,329,452	91,388,589	105,909,413	62,986,909
Shares issued to holders in reinvestment of distributions	—	1,730,938	—	554,641
Cost of shares redeemed	(20,596,355)	(28,256,851)	(14,320,898)	(14,586,110)
Redemption fees	30,231	35,222	9,745	33,841
Net increase in net assets resulting from capital share transactions	75,763,328	64,897,898	91,598,260	48,989,281

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	—	(2,104,798)	—	(635,729)
Investor Class	—	(1,953)	—	(4,036)
Total net distributions to shareholders	—	(2,106,751)	—	(639,765)

TOTAL INCREASE IN NET ASSETS	99,152,991	148,301,942	108,492,027	81,580,749

NET ASSETS:
Beginning of period	322,471,108	174,169,166	139,018,950	57,438,201
End of period	$421,624,099	$322,471,108	$247,510,977	$139,018,950

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird MidCap Fund – Institutional Class

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of period	$28.17		$22.90	$17.72	$19.16	$15.80	$14.99
Income from investment operations:
Net investment loss(1)	(0.07)		(0.08)	(0.02)	(0.03)	(0.03)	(0.02)
Net realized and unrealized gains (losses) on investments	2.69		7.99	6.44	(0.30)	4.28	0.83
Total from investment operations	2.62		7.91	6.42	(0.33)	4.25	0.81
Less distributions:
Distributions from net realized gains	—		(2.64)	(1.24)	(1.11)	(0.89)	—
Total distributions	—		(2.64)	(1.24)	(1.11)	(0.89)	—
Net asset value, end of period	$30.79		$28.17	$22.90	$17.72	$19.16	$15.80
Total return	9.30	%(2)	34.81%	36.31%	(1.61)%	26.88%	5.40%
Supplemental data and ratios:
Net assets, end of period (millions)	$2,153.8		$2,065.5	$1,825.8	$1,337.4	$1,279.6	$1,105.1
Ratio of expenses to average net assets	0.81	%(3)	0.82%	0.82%	0.81%	0.83%	0.82%
Ratio of net investment loss to average net assets	(0.50	)%(3)	(0.35)%	(0.07)%	(0.15)%	(0.17)%	(0.14)%
Portfolio turnover rate(4)	20	%(2)	47%	43%	38%	45%	57%

Baird MidCap Fund – Investor Class

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of period	$26.22		$21.53	$16.76	$18.23	$15.10	$14.36
Income from investment operations:
Net investment loss(1)	(0.10)		(0.14)	(0.07)	(0.08)	(0.07)	(0.06)
Net realized and unrealized gains (losses) on investments	2.51		7.47	6.08	(0.28)	4.09	0.80
Total from investment operations	2.41		7.33	6.01	(0.36)	4.02	0.74
Less distributions:
Distributions from net realized gains	—		(2.64)	(1.24)	(1.11)	(0.89)	—
Total distributions	—		(2.64)	(1.24)	(1.11)	(0.89)	—
Net asset value, end of period	$28.63		$26.22	$21.53	$16.76	$18.23	$15.10
Total return	9.19	%(2)	34.32%	35.94%	(1.86)%	26.61%	5.08%
Supplemental data and ratios:
Net assets, end of period (millions)	$209.6		$200.3	$148.3	$95.5	$111.4	$137.2
Ratio of expenses to average net assets	1.06	%(3)	1.07%	1.07%	1.06%	1.08%	1.07%
Ratio of net investment loss to average net assets	(0.75	)%(3)	(0.60)%	(0.32)%	(0.40)%	(0.42)%	(0.39)%
Portfolio turnover rate(4)	20	%(2)	47%	43%	38%	45%	57%
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Small/Mid Cap Growth Fund – Institutional Class

	Six Months Ended				Period Ended
	June 30, 2021		Year Ended December 31,		December 31,
	(Unaudited)		2020	2019	2018(1)
Per Share Data:
Net asset value, beginning of period	$17.39		$12.26	$8.95	$10.00
Income from investment operations:
Net investment loss(2)	(0.06)		(0.06)	(0.03)	(0.00	)(3)
Net realized and unrealized gains (losses) on investments	2.05		5.52	3.34	(1.05)
Total from investment operations	1.99		5.46	3.31	(1.05)
Less distributions:
Distributions from net realized gains	—		(0.33)	—	—
Total distributions	—		(0.33)	—	—
Net asset value, end of period	$19.38		$17.39	$12.26	$8.95
Total return	11.50	%(4)	44.57%	36.98%	(10.50	)%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$112.9		$51.2	$18.3	$7.3
Ratio of expenses to average net assets	0.85	%(5)	0.85%	0.85%	0.85	%(5)
Ratio of expenses to average net assets (before waivers)	1.03	%(5)	1.43%	2.10%	3.88	%(5)
Ratio of net investment loss to average net assets	(0.65	)%(5)	(0.41)%	(0.25)%	(0.03	)%(5)
Ratio of net investment loss to average net assets (before waivers)	(0.83	)%(5)	(0.99)%	(1.50)%	(3.06	)%(5)
Portfolio turnover rate(6)	32	%(4)	65%	60%	9	%(4)

Baird Small/Mid Cap Growth Fund – Investor Class

	Six Months Ended				Period Ended
	June 30, 2021		Year Ended December 31,		December 31,
	(Unaudited)		2020	2019	2018(1)
Per Share Data:
Net asset value, beginning of period	$17.25		$12.21	$8.94	$10.00
Income from investment operations:
Net investment loss(2)	(0.08)		(0.09)	(0.06)	(0.00	)(3)
Net realized and unrealized gains (losses) on investments	2.04		5.46	3.33	(1.06)
Total from investment operations	1.96		5.37	3.27	(1.06)
Less distributions:
Distributions from net realized gains	—		(0.33)	—	—
Total distributions	—		(0.33)	—	—
Net asset value, end of period	$19.21		$17.25	$12.21	$8.94
Total return	11.36	%(4)	43.89%	36.69%	(10.60	)%(4)
Supplemental data and ratios:
Net assets, end of period (thousands)	$784.7		$661.0	$287.3	$8.9
Ratio of expenses to average net assets	1.10	%(5)	1.10%	1.10%	1.10	%(5)
Ratio of expenses to average net assets (before waivers)	1.28	%(5)	1.68%	2.35%	4.13	%(5)
Ratio of net investment loss to average net assets	(0.90	)%(5)	(0.66)%	(0.50)%	(0.28	)%(5)
Ratio of net investment loss to average net assets (before waivers)	(1.08	)%(5)	(1.24)%	(1.75)%	(3.31	)%(5)
Portfolio turnover rate(6)	32	%(4)	65%	60%	9	%(4)

(1)	Inception was close of business on October 31, 2018.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Small/Mid Cap Value Fund – Institutional Class

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020		2019	2018		2017		2016
Per Share Data:
Net asset value, beginning of period	$12.29		$12.32		$10.51	$12.43		$10.29		$9.52
Income from investment operations:
Net investment income(1)	0.11		0.08		0.12	0.04		0.07		0.13
Net realized and unrealized gains (losses) on investments	1.41		(0.02	)(2)	1.80	(1.92)		2.14		0.72
Total from investment operations	1.52		0.06		1.92	(1.88)		2.21		0.85
Less distributions:
Distributions from net investment income	—		(0.09)		(0.11)	(0.04)		(0.07)		(0.08)
Distributions from net realized gains	—		—		—	(0.00	)(3)	(0.00	)(3)	—
Total distributions	—		(0.09)		(0.11)	(0.04)		(0.07)		(0.08)
Net asset value, end of period	$13.81		$12.29		$12.32	$10.51		$12.43		$10.29
Total return	12.37	%(4)	0.48%		18.23%	(15.11)%		21.48%		8.91%
Supplemental data and ratios:
Net assets, end of period (millions)	$31.1		$23.0		$24.3	$17.1		$16.9		$11.9
Ratio of expenses to average net assets	0.85	%(5)	0.85%		0.85%	0.94	%(6)	0.95%		0.95%
Ratio of expenses to average net assets (before waivers)	1.44	%(5)	1.65%		1.59%	1.75%		1.91%		2.86%
Ratio of net investment income to average net assets	1.63	%(5)	0.78%		1.04%	0.34%		0.62%		1.35%
Ratio of net investment income (loss) to average net assets (before waivers)	1.04	%(5)	(0.02)%		0.30%	(0.47)%		(0.34)%		(0.56)%
Portfolio turnover rate(8)	22	%(4)	84%		37%	34%		60%		38%

Baird Small/Mid Cap Value Fund – Investor Class

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020		2019	2018		2017		2016
Per Share Data:
Net asset value, beginning of period	$12.28		$12.27		$10.48	$12.40		$10.28		$9.52
Income from investment operations:
Net investment income(1)	0.09		0.06		0.09	0.01		0.04		0.11
Net realized and unrealized gains (losses) on investments	1.41		(0.04	)(2)	1.78	(1.90)		2.13		0.71
Total from investment operations	1.50		0.02		1.87	(1.89)		2.17		0.82
Less distributions:
Distributions from net investment income	—		(0.01)		(0.08)	(0.03)		(0.05)		(0.06)
Distributions from net realized gains	—		—		—	(0.00	)(3)	(0.00	)(3)	—
Total distributions	—		(0.01)		(0.08)	(0.03)		(0.05)		(0.06)
Net asset value, end of period	$13.78		$12.28		$12.27	$10.48		$12.40		$10.28
Total return	12.21	%(4)	0.15%		17.86%	(15.25)%		21.08%		8.64%
Supplemental data and ratios:
Net assets, end of period (thousands)	$280.5		$79.1		$560.4	$341.5		$86.1		$53.2
Ratio of expenses to average net assets	1.10	%(5)	1.10%		1.10%	1.19	%(7)	1.20%		1.20%
Ratio of expenses to average net assets (before waivers)	1.69	%(5)	1.90%		1.84%	2.00%		2.16%		3.11%
Ratio of net investment income to average net assets	1.38	%(5)	0.53%		0.79%	0.09%		0.37%		1.10%
Ratio of net investment income (loss) to average net assets (before waivers)	0.79	%(5)	(0.27)%		0.05%	(0.72)%		(0.59)%		(0.81)%
Portfolio turnover rate(8)	22	%(4)	84%		37%	34%		60%		38%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and realized gain (loss) on investments varies from the amounts shown in the statement of operations.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 0.85%. Prior to December 1, 2018, the expense cap was 0.95%.
(7)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 1.10%. Prior to December 1, 2018, the expense cap was 1.20%.
(8)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird SmallCap Value Fund – Institutional Class

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019	2018		2017	2016
Per Share Data:
Net asset value, beginning of period	$15.56		$15.96	$13.58	$16.99		$14.83	$13.03
Income from investment operations:
Net investment income(1)	0.07		0.03	0.13	0.05		0.09	0.21
Net realized and unrealized gains (losses) on investments	1.85		0.43 (2)	2.36	(2.85)		2.59	1.76
Total from investment operations	1.92		0.46	2.49	(2.80)		2.68	1.97
Less distributions:
Distributions from net investment income	—		(0.03)	(0.11)	(0.06)		(0.09)	(0.17)
Distributions from net realized gains	—		(0.83)	—	(0.55)		(0.43)	—
Total distributions	—		(0.86)	(0.11)	(0.61)		(0.52)	(0.17)
Net asset value, end of period	$17.48		$15.56	$15.96	$13.58		$16.99	$14.83
Total return	12.34	%(3)	2.85%	18.40%	(16.45)%		18.05%	15.11%
Supplemental data and ratios:
Net assets, end of period (millions)	$35.9		$30.4	$33.0	$28.8		$33.6	$28.2
Ratio of expenses to average net assets	0.95	%(4)	0.95%	0.95%	1.00	%(5)	1.00%	1.00%
Ratio of expenses to average net assets (before waivers)	1.47	%(4)	1.64%	1.44%	1.38%		1.35%	1.43%
Ratio of net investment income to average net assets	0.82	%(4)	0.21%	0.87%	0.29%		0.61%	1.58%
Ratio of net investment income (loss) to average net assets (before waivers)	0.30	%(4)	(0.48)%	0.38%	(0.09)%		0.26%	1.15%
Portfolio turnover rate(7)	35	%(3)	61%	55%	36%		30%	49%

Baird SmallCap Value Fund – Investor Class

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019	2018		2017	2016
Per Share Data:
Net asset value, beginning of period	$15.52		$15.97	$13.58	$16.97		$14.81	$12.99
Income from investment operations:
Net investment income (loss)(1)	0.05		(0.01)	0.09	0.01		0.06	0.18
Net realized and unrealized gains (losses) on investments	1.84		0.42 (2)	2.37	(2.85)		2.58	1.75
Total from investment operations	1.89		0.41	2.46	(2.84)		2.64	1.93
Less distributions:
Distributions from net investment income	—		(0.03)	(0.07)	—		(0.05)	(0.11)
Distributions from net realized gains	—		(0.83)	—	(0.55)		(0.43)	—
Total distributions	—		(0.86)	(0.07)	(0.55)		(0.48)	(0.11)
Net asset value, end of period	$17.41		$15.52	$15.97	$13.58		$16.97	$14.81
Total return	12.18	%(3)	2.54%	18.19%	(16.71)%		17.78%	14.84%
Supplemental data and ratios:
Net assets, end of period (millions)	$0.3		$0.3	$0.9	$0.8		$2.6	$2.6
Ratio of expenses to average net assets	1.20	%(4)	1.20%	1.20%	1.25	%(6)	1.25%	1.25%
Ratio of expenses to average net assets (before waivers)	1.72	%(4)	1.89%	1.69%	1.63%		1.60%	1.68%
Ratio of net investment income (loss) to average net assets	0.57	%(4)	(0.04)%	0.62%	0.04%		0.36%	1.33%
Ratio of net investment income (loss) to average net assets (before waivers)	0.05	%(4)	(0.73)%	0.13%	(0.34)%		0.01%	0.90%
Portfolio turnover rate(7)	35	%(3)	61%	55%	36%		30%	49%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and realized gain (loss) on investments varies from the amounts shown in the statement of operations.
(3)	Not annualized.
(4)	Annualized.
(5)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 0.95%. Prior to December 1, 2018, the expense cap was 1.00%.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 1.20%. Prior to December 1, 2018, the expense cap was 1.25%.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua International Growth Fund – Institutional Class

	Six Months Ended							Period Ended
	June 30, 2021		Year Ended December 31,					December 31,
	(Unaudited)		2020	2019	2018		2017	2016(1)
Per Share Data:
Net asset value, beginning of period	$17.51		$12.62	$10.17	$12.59		$9.57	$10.00
Income from investment operations:
Net investment income(2)	0.07		0.01	0.30	0.06		0.04	0.00	(3)
Net realized and unrealized gains (losses)
on investments and foreign currency translation	1.13		5.00	2.42	(2.19)		3.41	(0.43)
Total from investment operations	1.20		5.01	2.72	(2.13)		3.45	(0.43)
Less distributions:
Distributions from net investment income	—		(0.12)	(0.27)	(0.06)		(0.02)	—
Distributions from net realized gains	—		—	—	(0.23)		(0.41)	—
Total distributions	—		(0.12)	(0.27)	(0.29)		(0.43)	—
Paid in capital from redemption fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	—
Net asset value, end of period	$18.71		$17.51	$12.62	$10.17		$12.59	$9.57
Total return	6.73	%(4)	39.84%	26.72%	(16.94)%		36.11%	(4.30	)%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$420.8		$321.8	$172.7	$85.4		$74.2	$14.8
Ratio of expenses to average net assets	0.80	%(5)	0.80%	0.80%	0.94	%(6)	0.95%	0.95	%(5)
Ratio of expenses to average net assets (before waivers)	0.85	%(5)	0.90%	0.96%	1.07%		1.20%	2.32	%(5)
Ratio of net investment income to average net assets	0.72	%(5)	0.07%	2.56%	0.51%		0.30%	0.06	%(5)
Ratio of net investment income (loss) to average net assets (before waivers)	0.67	%(5)	(0.03)%	2.40%	0.38%		0.05%	(1.31	)%(5)
Portfolio turnover rate(8)	9	%(4)	31%	31%	42%		71%	73	%(4)

Chautauqua International Growth Fund – Investor Class

	Six Months Ended								Period Ended
	June 30, 2021		Year Ended December 31,						December 31,
	(Unaudited)		2020	2019	2018		2017		2016(1)
Per Share Data:
Net asset value, beginning of period	$17.48		$12.60	$10.15	$12.57		$9.56		$10.00
Income from investment operations:
Net investment income (loss)(2)	0.04		(0.02)	0.27	0.03		0.01		(0.01)
Net realized and unrealized gains (losses)
on investments and foreign currency translation	1.14		4.95 (9)	2.41	(2.19)		3.41		(0.44)
Total from investment operations	1.18		4.93	2.68	(2.16)		3.42		(0.45)
Less distributions:
Distributions from net investment income	—		(0.05)	(0.23)	(0.03)		(0.00	)(3)	—
Distributions from net realized gains	—		—	—	(0.23)		(0.41)		—
Total distributions	—		(0.05)	(0.23)	(0.26)		(0.41)		—
Paid in capital from redemption fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00	(3)	0.01
Net asset value, end of period	$18.66		$17.48	$12.60	$10.15		$12.57		$9.56
Total return	6.57	%(4)	39.37%	26.42%	(17.21)%		35.86%		(4.40	)%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$0.8		$0.7	$1.5	$2.1		$1.6		$0.3
Ratio of expenses to average net assets	1.05	%(5)	1.05%	1.05%	1.19	%(7)	1.20%		1.20	%(5)
Ratio of expenses to average net assets (before waivers)	1.10	%(5)	1.15%	1.21%	1.32%		1.45%		2.58	%(5)
Ratio of net investment income (loss) to average net assets	0.47	%(5)	(0.18)%	2.31%	0.26%		0.05%		(0.19	)%(5)
Ratio of net investment income (loss) to average net assets (before waivers)	0.42	%(5)	(0.28)%	2.15%	0.13%		(0.20)%		(1.57	)%(5)
Portfolio turnover rate(8)	9	%(4)	31%	31%	42%		71%		73	%(4)

(1)	Inception was close of business on April 15, 2016.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 0.80%. Prior to December 1, 2018, the expense cap was 0.95%.
(7)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 1.05%. Prior to December 1, 2018, the expense cap was 1.20%.
(8)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
(9)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the statement of operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua Global Growth Fund – Institutional Class

	Six Months Ended							Period Ended
	June 30, 2021		Year Ended December 31,					December 31,
	(Unaudited)		2020	2019	2018		2017	2016(1)
Per Share Data:
Net asset value, beginning of period	$19.85		$14.47	$11.29	$13.43		$10.09	$10.00
Income from investment operations:
Net investment income (loss)(2)	0.04		(0.03)	0.22	0.00	(3)	(0.04)	(0.01)
Net realized and unrealized gains (losses)
on investments and foreign currency translation	1.91		5.49	3.18	(1.98)		3.85	0.10
Total from investment operations	1.95		5.46	3.40	(1.98)		3.81	0.09
Less distributions:
Distributions from net investment income	—		(0.09)	(0.16)	(0.00	)(3)	—	—
Distributions from net realized gains	—		—	(0.06)	(0.16)		(0.47)	—
Total distributions	—		(0.09)	(0.22)	(0.16)		(0.47)	—
Paid in capital from redemption fees	0.00	(3)	0.01	0.00 (3)	0.00	(3)	0.00 (3)	—
Net asset value, end of period	$21.80		$19.85	$14.47	$11.29		$13.43	$10.09
Total return	9.71	%(4)	37.97%	30.14%	(14.70)%		37.75%	0.90	%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$245.6		$137.3	$55.8	$36.8		$23.2	$7.6
Ratio of expenses to average net assets	0.80	%(5)	0.80%	0.80%	0.94	%(6)	0.95%	0.95	%(5)
Ratio of expenses to average net assets (before waivers)	0.92	%(5)	1.04%	1.23%	1.34%		2.26%	3.65	%(5)
Ratio of net investment income (loss) to average net assets	0.38	%(5)	(0.17)%	1.64%	0.01%		(0.30)%	(0.16	)%(5)
Ratio of net investment income (loss) to average net assets (before waivers)	0.26	%(5)	(0.41)%	1.21%	(0.39)%		(1.61)%	(2.86	)%(5)
Portfolio turnover rate(8)	8	%(4)	24%	26%	38%		61%	69	%(4)

Chautauqua Global Growth Fund – Investor Class

	Six Months Ended							Period Ended
	June 30, 2021		Year Ended December 31,					December 31,
	(Unaudited)		2020	2019	2018		2017	2016(1)
Per Share Data:
Net asset value, beginning of period	$19.74		$14.36	$11.22	$13.37		$10.08	$10.00
Income from investment operations:
Net investment income (loss)(2)	0.01		(0.06)	0.19	(0.03)		(0.07)	(0.03)
Net realized and unrealized gains (losses)
on investments and foreign currency translation	1.90		5.44	3.15	(1.96)		3.83	0.11
Total from investment operations	1.91		5.38	3.34	(1.99)		3.76	0.08
Less distributions:
Distributions from net investment income	—		(0.05)	(0.14)	—		—	—
Distributions from net realized gains	—		—	(0.06)	(0.16)		(0.47)	—
Total distributions	—		(0.05)	(0.20)	(0.16)		(0.47)	—
Paid in capital from redemption fees	0.00	(3)	0.05	0.00 (3)	0.00	(3)	0.00 (3)	0.00	(3)
Net asset value, end of period	$21.65		$19.74	$14.36	$11.22		$13.37	$10.08
Total return	9.56	%(4)	37.94%	29.73%	(14.86)%		37.29%	0.80	%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$1.9		$1.7	$1.6	$0.7		$0.7	$0.2
Ratio of expenses to average net assets	1.05	%(5)	1.05%	1.05%	1.19	%(7)	1.20%	1.20	%(5)
Ratio of expenses to average net assets (before waivers)	1.17	%(5)	1.29%	1.48%	1.59%		2.51%	3.90	%(5)
Ratio of net investment income (loss) to average net assets	0.13	%(5)	(0.42)%	1.39%	(0.24)%		(0.55)%	(0.41	)%(5)
Ratio of net investment income (loss) to average net assets (before waivers)	0.01	%(5)	(0.66)%	0.96%	(0.64)%		(1.86)%	(3.11	)%(5)
Portfolio turnover rate(8)	8	%(4)	24%	26%	38%		61%	69	%(4)

(1)	Inception was close of business on April 15, 2016.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 0.80%. Prior to December 1, 2018, the expense cap was 0.95%.
(7)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 1.05%. Prior to December 1, 2018, the expense cap was 1.20%.
(8)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements
June 30, 2021 (Unaudited)

1.	Organization
Baird Funds, Inc. (the “Company”) was incorporated on June 9, 2000, as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird MidCap Fund, the Baird Small/Mid Cap Growth Fund, the Baird Small/Mid Cap Value Fund, the Baird SmallCap Value Fund, the Chautauqua International Growth Fund and the Chautauqua Global Growth Fund (each a “Fund” and collectively the “Funds”), six of the sixteen active funds in the series comprising the Company. Pursuant to the 1940 Act, the Funds are “diversified” series of the Company. The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”).  The Funds are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following table presents the class-specific inception dates for each of the Funds:

Inception Date
Fund	Institutional Class	Investor Class
Baird MidCap Fund	December 29, 2000	December 29, 2000
Baird Small/Mid Cap Growth Fund	October 31, 2018	October 31, 2018
Baird Small/Mid Cap Value Fund	November 30, 2015	November 30, 2015
Baird SmallCap Value Fund	May 1, 2012	May 1, 2012
Chautauqua International Growth Fund	April 15, 2016	April 15, 2016
Chautauqua Global Growth Fund	April 15, 2016	April 15, 2016

Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee up to 0.25%.  See Note 7.

The Baird MidCap Fund seeks long-term growth of capital through investments in equity securities of mid-capitalization companies.

The Baird Small/Mid Cap Growth Fund seeks long-term growth of capital through investments in equity securities of small- and mid-capitalization companies.

The Baird Small/Mid Cap Value Fund seeks long-term capital appreciation through investments in a diversified portfolio of common stocks of companies with small-to-medium market capitalizations.

The Baird SmallCap Value Fund seeks long-term capital appreciation through investments in a diversified portfolio of common stocks of companies with small market capitalizations.

The Chautauqua International Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of non-U.S. companies with medium to large market capitalizations.

The Chautauqua Global Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of both U.S. and non-U.S. companies with medium to large market capitalizations.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. On June 30, 2021, entities affiliated with the Advisor held 30% of the Baird Small/Mid Cap Growth Fund, 62% of the Baird Small/Mid Cap Value Fund, and 62% of the Baird SmallCap Value Fund. These shareholders included the Baird Foundation.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the U.S. Securities and Exchange Commission (the “SEC”) require the Funds, in computing net asset value, to value their portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, the Funds’ independent pricing service does not provide a price), the Board of Directors (the “Board”) of the Company is responsible for ensuring the securities are valued at “fair value determined in good faith.” The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. ET).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sale price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and ask price.  Debt securities are valued at their evaluated bid prices as provided by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with maturities of 60 days or less are valued as described above unless an evaluated price is not available, in which case such security is valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the fair value of the security, the security is priced at fair value as described below.  Investments in mutual funds, including money market funds, are valued at their stated net asset value (“NAV”). Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Company’s Board.  In accordance with such procedures, the Advisor may, under certain circumstances, use alternative valuation methodologies, or it may use broker quotes or prices obtained from alternative independent pricing services or, if broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account factors deemed relevant by the valuation committee and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. The prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAV may fluctuate significantly from day to day or from period to period.

Notes to the Financial Statements
June 30, 2021 (Unaudited)

2.	Significant Accounting Policies (cont.)

The Chautauqua International Growth and Chautauqua Global Growth Funds have retained an independent fair value pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Funds calculate their NAVs. The fair value pricing service uses statistical data based on historical performance of securities and markets, and other data in developing factors used to estimate fair value for that day.

b)
Foreign Securities – Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations and adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board.

c)
Foreign Currency Translation – Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When a Fund purchases or sells a foreign security, it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transaction. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held nor currency gains or losses realized between the trade and settlement dates on securities transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments includes changes in the value of investments resulting from exchange rates.

d)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2020, or for any other tax years which are open for exam.  As of December 31, 2020, open tax years include the tax years ended December 31, 2017 through 2020.  The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense, respectively, in the Statement of Operations.  During the period, the Funds did not incur any interest or penalties.

e)
Shareholder Transactions and Distributions – Shareholder transactions are recorded on trade date. Dividends from net investment income, if any, are declared and paid annually.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  All distributions to shareholders are recorded on the ex-dividend date.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.  GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

f)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their respective assets or are divided equally amongst the Funds.

g)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

h)
Securities Transactions and Investment Income – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions using the identified cost basis.  For financial reporting purposes, investment transactions are recorded on the trade date.  When a capital gain tax is determined to apply, the Fund may record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.  Dividend income is recognized on the ex-dividend date net of withholding taxes, if any, and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been accounted for in accordance with the Funds’ interpretation of applicable tax laws of the countries in which they invest.  Distributions received from underlying investments in real estate investment trusts (“REITs”) may be classified as dividends, capital gains or return of capital.

i)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

j)
New Regulatory and Accounting Pronouncements – In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

k)
Other Matters – The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Notes to the Financial Statements
June 30, 2021 (Unaudited)

3.	Capital Share Transactions

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

Baird MidCap Fund
	Six Months Ended		Year Ended
	June 30, 2021		December 31, 2020
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	5,280,390	$153,077,909	17,318,781	$405,389,307
Shares issued to shareholders in reinvestment of distributions	—	—	5,260,655	145,088,864
Shares redeemed	(8,655,609)	(249,804,742)	(28,981,798)	(679,611,746)
Net decrease	(3,375,219)	$(96,726,833)	(6,402,362)	$(129,133,575)
Shares Outstanding:
Beginning of period	73,335,285		79,737,647
End of period	69,960,066		73,335,285

	Six Months Ended		Year Ended
	June 30, 2021		December 31, 2020
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	674,246	$18,166,430	2,665,048	$57,380,183
Shares issued to shareholders in reinvestment of distributions	—	—	707,847	18,177,515
Shares redeemed	(992,245)	(26,686,881)	(2,623,729)	(57,306,903)
Net increase (decrease)	(317,999)	$(8,520,451)	749,166	$18,250,795
Shares Outstanding:
Beginning of period	7,638,735		6,889,569
End of period	7,320,736		7,638,735
Total net decrease		$(105,247,284)		$(110,882,780)

Baird Small/Mid Cap Growth Fund
	Six Months Ended		Year Ended
	June 30, 2021		December 31, 2020
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,232,552	$59,996,016	1,684,734	$23,519,261
Shares issued to shareholders in reinvestment of distributions	—	—	52,529	904,547
Shares redeemed	(350,432)	(6,377,044)	(287,296)	(3,832,151)
Net increase	2,882,120	$53,618,972	1,449,967	$20,591,657
Shares Outstanding:
Beginning of period	2,941,923		1,491,956
End of period	5,824,043		2,941,923

	Six Months Ended		Year Ended
	June 30, 2021		December 31, 2020
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,709	$51,456	45,645	$693,010
Shares issued to shareholders in reinvestment of distributions	—	—	699	11,948
Shares redeemed	(173)	(3,263)	(31,548)	(442,925)
Net increase	2,536	$48,193	14,796	$262,033
Shares Outstanding:
Beginning of period	38,317		23,521
End of period	40,853		38,317
Total net increase		$53,667,165		$20,853,690

Baird Small/Mid Cap Value Fund
	Six Months Ended		Year Ended
	June 30, 2021		December 31, 2020
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	513,414	$6,951,216	689,239	$7,452,148
Shares issued to shareholders in reinvestment of distributions	—	—	11,214	137,153
Shares redeemed	(133,004)	(1,762,649)	(801,809)	(8,974,059)
Net increase (decrease)	380,410	$5,188,567	(101,356)	$(1,384,758)
Shares Outstanding:
Beginning of period	1,873,425		1,974,781
End of period	2,253,835		1,873,425

Notes to the Financial Statements
June 30, 2021 (Unaudited)

3.	Capital Share Transactions (cont.)

Baird Small/Mid Cap Value Fund (cont.)
	Six Months Ended		Year Ended
	June 30, 2021		December 31, 2020
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	14,410	$201,397	5,288	$55,459
Shares issued to shareholders in reinvestment of distributions	—	—	4	50
Shares redeemed	(493)	(6,899)	(44,509)	(468,142)
Net increase (decrease)	13,917	$194,498	(39,217)	$(412,633)
Shares Outstanding:
Beginning of period	6,440		45,657
End of period	20,357		6,440
Total net increase (decrease)		$5,383,065		$(1,797,391)

Baird SmallCap Value Fund
	Six Months Ended		Year Ended
	June 30, 2021		December 31, 2020
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	276,297	$4,723,246	345,450	$4,859,915
Shares issued to shareholders in reinvestment of distributions	—	—	89,539	1,374,807
Shares redeemed	(179,514)	(3,004,078)	(543,876)	(7,510,893)
Net increase (decrease)	96,783	$1,719,168	(108,887)	$(1,276,171)
Shares Outstanding:
Beginning of period	1,955,517		2,064,404
End of period	2,052,300		1,955,517

	Six Months Ended		Year Ended
	June 30, 2021		December 31, 2020
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,687	$27,975	8,461	$132,579
Shares issued to shareholders in reinvestment of distributions	—	—	564	8,637
Shares redeemed	(1,865)	(31,960)	(45,333)	(614,660)
Net decrease	(178)	$(3,985)	(36,308)	$(473,444)
Shares Outstanding:
Beginning of period	19,047		55,355
End of period	18,869		19,047
Total net increase (decrease)		$1,715,183		$(1,749,615)

Chautauqua International Growth Fund
	Six Months Ended		Year Ended
	June 30, 2021		December 31, 2020
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	5,228,693	$95,971,277	6,655,236	$90,770,906
Shares issued to shareholders in reinvestment of distributions	—	—	100,236	1,729,079
Shares redeemed	(1,117,758)	(20,305,624)	(2,058,055)	(26,613,627)
Redemption fees	—	30,164	—	34,899
Net increase	4,110,935	$75,695,817	4,697,417	$65,921,257
Shares Outstanding:
Beginning of period	18,381,431		13,684,014
End of period	22,492,366		18,381,431

	Six Months Ended		Year Ended
	June 30, 2021		December 31, 2020
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	19,927	$358,175	40,351	$617,683
Shares issued to shareholders in reinvestment of distributions	—	—	108	1,859
Shares redeemed	(15,639)	(290,731)	(119,218)	(1,643,224)
Redemption fees	—	67	—	323
Net increase (decrease)	4,288	$67,511	(78,759)	$(1,023,359)
Shares Outstanding:
Beginning of period	39,895		118,654
End of period	44,183		39,895
Total net increase		$75,763,328		$64,897,898

Notes to the Financial Statements
June 30, 2021 (Unaudited)

3.	Capital Share Transactions (cont.)

Chautauqua Global Growth Fund
	Six Months Ended		Year Ended
	June 30, 2021		December 31, 2020
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	5,023,574	$105,549,959	3,815,907	$60,626,046
Shares issued to shareholders in reinvestment of distributions	—	—	28,094	550,653
Shares redeemed	(679,655)	(14,064,240)	(782,203)	(11,881,788)
Redemption fees	—	9,649	—	28,770
Net increase	4,343,919	$91,495,368	3,061,798	$49,323,681
Shares Outstanding:
Beginning of period	6,920,329		3,858,531
End of period	11,264,248		6,920,329

	Six Months Ended		Year Ended
	June 30, 2021		December 31, 2020
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	17,029	$359,454	146,201	$2,360,863
Shares issued to shareholders in reinvestment of distributions	—	—	204	3,988
Shares redeemed	(12,345)	(256,658)	(173,322)	(2,704,322)
Redemption fees	—	96	—	5,071
Net increase (decrease)	4,684	$102,892	(26,917)	$(334,400)
Shares Outstanding:
Beginning of period	84,961		111,878
End of period	89,645		84,961
Total net increase		$91,598,260		$48,989,281

4.	Investment Transactions and Income Tax Information

During the six months ended June 30, 2021, purchases and sales of investment securities (excluding short-term investments) were as follows:

					Chautauqua	Chautauqua
	Baird	Baird Small/Mid	Baird Small/Mid	Baird SmallCap	International	Global
	MidCap Fund	Cap Growth Fund	Cap Value Fund	Value Fund	Growth Fund	Growth Fund
Purchases:	$436,527,757	$73,802,128	$11,425,579	$12,081,448	$108,003,272	$100,750,860
Sales:	602,567,765	23,495,409	5,834,804	11,456,578	31,228,227	14,664,237

The Funds did not purchase or sell U.S. Government securities during the six months ended June 30, 2021.

As of December 31, 2020, the components of distributable earnings (accumulated losses) for income tax purposes were as follows:

	Baird	Baird Small/Mid	Baird Small/Mid
	MidCap Fund	Cap Growth Fund	Cap Value Fund
Cost of investments	$1,265,427,882	$38,962,168	$18,977,800
Gross unrealized appreciation	$1,016,850,168	$14,315,009	$4,964,360
Gross unrealized depreciation	(10,317,436)	(336,500)	(526,689)
Net unrealized appreciation	1,006,532,732	13,978,509	4,437,671
Undistributed ordinary income	5,402,485	265,469	2,986
Undistributed long-term capital gains	45,452,011	865,824	—
Distributable earnings	50,854,496	1,131,293	2,986
Other accumulated losses	—	—	(1,225,264)
Total distributable earnings	$1,057,387,228	$15,109,802	$3,215,393

Notes to the Financial Statements
June 30, 2021 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)

		Chautauqua	Chautauqua
	Baird SmallCap	International	Global
	Value Fund	Growth Fund	Growth Fund
Cost of investments	$21,803,136	$219,008,242	$97,665,668
Gross unrealized appreciation	$9,247,876	$112,064,762	$44,208,922
Gross unrealized depreciation	(396,150)	(9,972,087)	(4,601,316)
Net unrealized appreciation	8,851,726	102,092,675	39,607,606
Undistributed ordinary income	35,329	2,203,513	1,103,536
Distributable earnings	35,329	2,203,513	1,103,536
Other accumulated losses	(2,113,109)	(3,171,306)	(948,266)
Total distributable earnings	$6,773,946	$101,124,882	$39,762,876

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and mark-to-market on passive foreign investment companies.

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications are primarily due to differing treatments for equalization accounting for tax purposes.  These reclassifications have no effect on net assets or net asset value per share.

Distributions to Shareholders

Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

During the six months ended June 30, 2021, the Funds did not pay any distributions. During the year ended December 31, 2020, the tax components of distributions paid were as follows:

	Year Ended December 31, 2020
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
Baird MidCap Fund	$33,330,403	$167,012,629	$200,343,032
Baird Small/Mid Cap Growth Fund	503,155	443,273	946,428
Baird Small/Mid Cap Value Fund	163,120	—	163,120
Baird SmallCap Value Fund	49,386	1,547,362	1,596,748
Chautauqua International Growth Fund	2,106,751	—	2,106,751
Chautauqua Global Growth Fund	639,765	—	639,765

The Funds in the table above designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2020.

At December 31, 2020, accumulated net realized capital loss carryovers without expiration were:

	Capital Loss Carryover		Year of Expiration
Fund	Short-term	Long-term	Short-term	Long-term
Baird Small/Mid Cap Value Fund	$1,112,826	$112,438	Indefinitely	Indefinitely
Baird SmallCap Value Fund	1,713,951	399,158	Indefinitely	Indefinitely
Chautauqua International Growth Fund	—	3,112,101	N/A	Indefinitely
Chautauqua Global Growth Fund	—	931,566	N/A	Indefinitely

During the year ended December 31, 2020, the Chautauqua International Growth Fund utilized $3,529,037 of long-term capital loss carryover.

5.	Investment Advisory and Other Agreements

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services.  Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rates as follows:

Fund	Investment Advisory Fees
Baird MidCap Fund	0.75%
Baird Small/Mid Cap Growth Fund	0.75%
Baird Small/Mid Cap Value Fund	0.75%
Baird SmallCap Value Fund	0.85%
Chautauqua International Growth Fund	0.75%
Chautauqua Global Growth Fund	0.75%

Notes to the Financial Statements
June 30, 2021 (Unaudited)

5.	Investment Advisory and Other Agreements (cont.)

The Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds’ operating expenses, to the extent necessary to ensure that total operating expenses, including the fees and expenses incurred by the Funds in connection with the Funds’ investments in other investment companies (to the extent, in the aggregate, such fees and expenses on an annual basis exceed 0.0049% of the Fund’s average daily net assets) and interest expense, but excluding taxes, brokerage commissions and extraordinary expenses, do not exceed the following annual percentages of the average daily net assets attributable to the Funds’ Institutional Class and Investor Class shares:

Fund	Institutional Class	Investor Class
Baird MidCap Fund	0.85%	1.10%
Baird Small/Mid Cap Growth Fund	0.85%	1.10%
Baird Small/Mid Cap Value Fund	0.85%	1.10%
Baird SmallCap Value Fund	0.95%	1.20%
Chautauqua International Growth Fund	0.80%	1.05%
Chautauqua Global Growth Fund	0.80%	1.05%

The Expense Cap/Reimbursement Agreement is in effect through at least April 30, 2022.

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the date in which expenses were reimbursed or absorbed.  A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

	Six Months
	Ended
	June 30,	Fiscal Year Ended December 31,
Recoverable amounts reimbursed during:	2021	2020	2019	2018
Subject to recovery on or before:	2024	2023	2022	2021
Fund:
Baird Small/Mid Cap Growth Fund	$68,441	$174,285	$160,643	$32,277	(a)
Baird Small/Mid Cap Value Fund	80,885	170,040	164,099	73,155
Baird SmallCap Value Fund	88,512	182,269	160,963	68,970
Chautauqua International Growth Fund	99,211	213,896	230,596	63,380
Chautauqua Global Growth Fund	115,637	209,929	206,779	79,275

(a)	For the period from close of business on October 31, 2018 (inception date) through December 31, 2018.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the six months ended June 30, 2021 for the Funds.

Certain officers and employees of the Advisor are also officers of the Funds.

6.	Line of Credit

The Company maintains an uncommitted line of credit (“LOC”) with U.S. Bank to provide the sixteen Funds comprising the Company a temporary liquidity source to meet unanticipated redemptions. The LOC is unsecured at all times and is subject to certain restrictions and covenants. Under the terms of the LOC, borrowings for each Fund are limited to one third of the total eligible net assets (including the amount borrowed) of the respective Fund, or $850,000,000 of total borrowings for the Funds comprising the Company, whichever is less. U.S. Bank charges annualized interest at the greater of zero percent and the Prime Rate minus 2.00%. As of June 30, 2021, the Prime Rate was 3.25%. The LOC matures on May 23, 2022, unless renewed. The Company has authorized U.S. Bank to charge any of the accounts of the borrowing Fund subject to the agreement for any missed payments.

During the six months ended June 30, 2021, the Funds borrowed from the LOC as follows:

	Amount	Interest Charges	Borrowing
Fund	Borrowed	Accrued	Rate
Baird MidCap Fund	$1,489,000	$52	1.25%

No other borrowings occurred during the six months ended June 30, 2021 nor were any other borrowings outstanding under the LOC as of June 30, 2021.

Notes to the Financial Statements
June 30, 2021 (Unaudited)

7.	Distribution and Shareholder Service Plan

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares.

For the six months ended June 30, 2021, the Funds incurred fees pursuant to the Plan as follows:

Fund
Baird MidCap Fund	$249,566
Baird Small/Mid Cap Growth Fund	882
Baird Small/Mid Cap Value Fund	193
Baird SmallCap Value Fund	412
Chautauqua International Growth Fund	1,076
Chautauqua Global Growth Fund	2,345

8.	Redemption Fees

A redemption fee of 2.00% will be assessed on Institutional and Investor Class shares of the Chautauqua International Growth Fund and Chautauqua Global Growth Fund if redeemed (including in connection with an exchange) 90 days or less from their date of purchase, determined on a first-in, first-out (“FIFO”) basis.  The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

For the six months ended June 30, 2021, the Funds charged redemption fees as follows:

Fund
Chautauqua International Growth Fund	$30,231
Chautauqua Global Growth Fund	9,745

The Baird MidCap Fund, Baird Small/Mid Cap Growth Fund, Baird Small/Mid Cap Value Fund and Baird SmallCap Value Fund do not charge redemption fees.

9.	Subsequent Events

In preparing these financial statements, management has evaluated events after June 30, 2021.  There were no subsequent events since June 30, 2021, through the date the financial statements were issued that would warrant adjustment to or additional disclosure in these financial statements.

Statement Regarding Liquidity Risk Management Program
June 30, 2021 (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Rule”), Baird Funds, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for each series of the Company (each a “Fund” and collectively, the “Funds”) and to protect Fund shareholders from dilution of their interests. The Board of Directors (the “Board”) of the Company has appointed Robert W. Baird & Co. Incorporated (“Baird”), the Funds’ investment adviser, as the administrator of the Program. Baird has further delegated administration of the Program to its Liquidity Risk Management Committee (the “Committee”), consisting of officers of the Funds, senior portfolio managers of the Funds and the chief risk officer of Baird. The Program requires the Committee to provide an annual written report to the Board regarding the adequacy and effectiveness of the Program, including the operation of each Fund’s highly liquid investment minimum (“HLIM”), if applicable, and any material changes to the Program during the review period.

On February 24, 2021, the Board reviewed the Committee’s annual written report (the “Report”) for the period January 1, 2020 to December 31, 2020 (the “review period”). The Report provided a summary of the Committee’s assessment of each Fund’s liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Committee’s assessment considered each Fund’s liquidity risk under both normal and reasonably foreseeable stressed market conditions using certain factors required by the Rule and the Program, to the extent deemed appropriate by the Committee.

The Funds have retained ICE Data Services (“ICE”), a third-party vendor, to provide a liquidity risk classification specified by the Rule (highly liquid, moderately liquid, less liquid or illiquid) for each portfolio investment held by the Funds, except with respect to any investments that are unclassified by ICE or that are classified by ICE but challenged by Baird, for which classifications are provided by the Committee.  The Report noted that each Fund primarily held investments that were classified as highly liquid during the review period and that each Fund’s portfolio is expected to continue to primarily hold highly liquid investments. Thus, the Committee concluded in the Report that each Fund is considered a “primarily highly liquid fund” (as defined in the Rule and Program) and each Fund can therefore rely on the exclusion in the Rule from the requirements to establish an HLIM and to adopt policies and procedures for responding to a HLIM shortfall.  The Report further noted that none of the Funds exceeded the 15% limitation on illiquid investments during the review period and the Company has established procedures to file the Funds’ Forms N-PORT on a timely basis. The Report stated that no material changes had been made to the Program since the Board’s last approval of the Program.

The Report noted no significant liquidity events impacting any of the Funds during the review period. The Committee concluded in the Report that the Program is adequately designed, has been effectively implemented, and is operating as intended to manage the liquidity risk of each Fund.

Additional Information (Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-442-2473, by accessing the Funds’ website at www.bairdfunds.com or by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-442-2473, by accessing the Funds’ website at www.bairdfunds.com or by accessing the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Funds’ filings on Part F of Form N-PORT are available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT reports may also be obtained by calling toll-free 1-866-442-2473.

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-442-2473

Board of Directors
John W. Feldt
Darren R. Jackson
Cory L. Nettles
Marlyn J. Spear (Chair)
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – only required for annual reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable – only required for annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable – only required for annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

(a)
The complete Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Baird MidCap Fund, Baird Small/Mid Cap Growth Fund, Baird Small/Mid Cap Value Fund, Baird SmallCap Value Fund, Chautauqua International Growth Fund, Chautauqua Global Growth Fund, Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Strategic Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund, and Baird Municipal Bond Fund are included as part of the report to shareholders filed under Item 1.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), as of a date within 90 days prior to the filing date of this Form N-CSR, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on such evaluation, the Registrant's principal executive and principal financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable because the Registrant is not a closed-end management investment company.

Item 13. Exhibits.

(a)	(1) Code of ethics Incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2018.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable because the Registrant is not a closed-end management investment company.

(4) Changes in the Registrant’s independent public accountant.
There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BAIRD FUNDS, INC.

By (Signature and Title)      /s/ Mary Ellen Stanek
Mary Ellen Stanek, President (Principal Executive Officer)

Date    September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Mary Ellen Stanek
Mary Ellen Stanek, President (Principal Executive Officer)

Date    September 3, 2021

By (Signature and Title)      /s/ Dustin J. Hutter
Dustin J. Hutter, Treasurer (Principal Financial Officer)

Date    September 3, 2021